      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 7, 2009



                                           REGISTRATION STATEMENT NO. 333-152264
                                                                       811-21262


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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    ---------

                                    FORM N-4



                REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                              PRE-EFFECTIVE AMENDMENT NO.                                [ ]
                             POST-EFFECTIVE AMENDMENT NO. 1                              [X]
                                          AND
            REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                    AMENDMENT NO. 99                                     [X]





                        (Check Appropriate box or boxes.)

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                               (Name of Depositor)


           1300 HALL BOULEVARD, BLOOMFIELD, CONNECTICUT 06002 -- 2910

              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 656-3000


                              MARIE C. SWIFT, ESQ.
                       METROPOLITAN LIFE INSURANCE COMPANY
                               501 BOYLSTON STREET
                                BOSTON, MA 02116
                     (Name and Address of Agent for Service)

                                    ---------

Approximate Date of Proposed Public Offering:




It is proposed that this filing will become effective (check appropriate box):



[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.



[X] on May 1, 2009 pursuant to paragraph (b) of Rule 485.



[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.



[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.



If appropriate, check the following box:



[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.




Title of Securities Being Registered: Individual Variable Annuity Contracts

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                     VINTAGE ACCESS(SM) ANNUITY PROSPECTUS:


          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES



                                   MAY 1, 2009


This prospectus describes VINTAGE ACCESS ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."


You can choose to have your premium ("Purchase Payments") accumulate on a variable basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:



AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2      Harris Oakmark International
  American Funds Global Growth Fund                   Portfolio -- Class A
  American Funds Growth Fund                       Janus Forty Portfolio -- Class A
  American Funds Growth-Income Fund                Lazard Mid Cap Portfolio -- Class B
FIDELITY(R) VARIABLE INSURANCE PRODUCTS            Lord Abbett Growth and Income
  Contrafund(R) Portfolio -- Service Class            Portfolio -- Class B
  Mid Cap Portfolio -- Service Class 2             Lord Abbett Mid Cap Value
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS        Portfolio -- Class B
  TRUST -- CLASS 2                                 Met/AIM Small Cap Growth Portfolio -- Class
  Franklin Income Securities Fund                     A
  Templeton Foreign Securities Fund                MFS(R) Emerging Markets Equity
JANUS ASPEN SERIES -- SERVICE SHARES                  Portfolio -- Class B
  Enterprise Portfolio                             PIMCO Inflation Protected Bond
LEGG MASON PARTNERS VARIABLE EQUITY TRUST             Portfolio -- Class A
  Legg Mason Partners Variable Aggressive          PIMCO Total Return Portfolio -- Class B
     Growth Portfolio -- Class I                   Pioneer Fund Portfolio -- Class A
  Legg Mason Partners Variable Appreciation        Pioneer Strategic Income Portfolio -- Class
     Portfolio -- Class I                             A
  Legg Mason Partners Variable Capital and         Third Avenue Small Cap Value
     Income Portfolio -- Class II                     Portfolio -- Class B
  Legg Mason Partners Variable Global Equity     METROPOLITAN SERIES FUND, INC.
     Portfolio                                     BlackRock Aggressive Growth
  Legg Mason Partners Variable Investors              Portfolio -- Class D
     Portfolio -- Class I                          BlackRock Bond Income Portfolio -- Class E
  Legg Mason Partners Variable Mid Cap Core        BlackRock Legacy Large Cap Growth
     Portfolio -- Class I                             Portfolio -- Class A
LEGG MASON PARTNERS VARIABLE INCOME TRUST          FI Value Leaders Portfolio -- Class D
  Legg Mason Partners Variable Adjustable          MetLife Aggressive Allocation
     Rate Income Portfolio                            Portfolio -- Class B
  Legg Mason Partners Variable High Income         MetLife Conservative Allocation
     Portfolio                                        Portfolio -- Class B
  Legg Mason Partners Variable Money Market        MetLife Conservative to Moderate Allocation
     Portfolio                                        Portfolio -- Class B
MET INVESTORS SERIES TRUST                         MetLife Moderate Allocation
  BlackRock Large Cap Core Portfolio -- Class         Portfolio -- Class B
     E                                             MetLife Moderate to Aggressive Allocation
  Clarion Global Real Estate                          Portfolio -- Class B
     Portfolio -- Class A                          MetLife Stock Index Portfolio -- Class B
  Dreman Small Cap Value Portfolio -- Class A      MFS(R) Total Return Portfolio -- Class F
                                                   MFS(R) Value Portfolio -- Class A
                                                   Oppenheimer Global Equity
                                                      Portfolio -- Class B






Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see "Appendix B -- Additional Information Regarding Underlying Funds" for more information.


THE CONTRACT IS NO LONGER OFFERED TO NEW PURCHASERS.


This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2009. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 800-842-9325 or access the SEC's website (http://www.sec.gov). See Appendix C for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                TABLE OF CONTENTS




                                                                          PAGE
                                                                          ----
GLOSSARY................................................................     3
SUMMARY.................................................................     5
FEE TABLE...............................................................     8
CONDENSED FINANCIAL INFORMATION.........................................    12
THE ANNUITY CONTRACT....................................................    12
Contract Owner Inquiries................................................    13
Purchase Payments.......................................................    13
Accumulation Units......................................................    14
The Variable Funding Options............................................    14
CHARGES AND DEDUCTIONS..................................................    20
General.................................................................    20
Transfer Charge.........................................................    21
Administrative Charges..................................................    21
Mortality and Expense Risk Charge.......................................    21
Enhanced Stepped-Up Provision Charge....................................    22
Guaranteed Minimum Withdrawal Benefit Charge............................    22
Variable Funding Option Expenses........................................    22
Premium Tax.............................................................    22
Changes in Taxes Based upon Premium or Value............................    22
TRANSFERS...............................................................    22
Market Timing/Excessive Trading.........................................    22
Dollar Cost Averaging...................................................    24
ACCESS TO YOUR MONEY....................................................    25
Systematic Withdrawals..................................................    25
OWNERSHIP PROVISIONS....................................................    26
Types of Ownership......................................................    26
Contract Owner..........................................................    26
Beneficiary.............................................................    26
Annuitant...............................................................    26
DEATH BENEFIT...........................................................    27
Death Proceeds before the Maturity Date.................................    27
Enhanced Stepped-Up Provision ("E.S.P.")................................    29
Payment of Proceeds.....................................................    30
Spousal Contract Continuance (subject to availability -- does not apply
  if a non-spouse is a joint owner).....................................    32
Beneficiary Contract Continuance (not permitted for non-natural
  beneficiaries)........................................................    32
Death Proceeds after the Maturity Date..................................    33
Death Proceeds under 403(b) Contracts...................................    33
LIVING BENEFITS.........................................................    33
Guaranteed Minimum Withdrawal Benefit ("GMWB" or "Principal
  Guarantee")...........................................................    33
THE ANNUITY PERIOD......................................................    38
Maturity Date...........................................................    38
Allocation of Annuity...................................................    39
Variable Annuity........................................................    39
Fixed Annuity...........................................................    40
PAYMENTS OPTIONS........................................................    40
Election of Options.....................................................    40
Annuity Options.........................................................    40
Variable Liquidity Benefit..............................................    41
MISCELLANEOUS CONTRACT PROVISIONS.......................................    41
Right to Return.........................................................    41
Termination.............................................................    41
Required Reports........................................................    41
Suspension of Payments..................................................    42
THE SEPARATE ACCOUNT....................................................    42
Performance Information.................................................    43
FEDERAL TAX CONSIDERATIONS..............................................    43
General Taxation of Annuities...........................................    43
Types of Contracts: Qualified and Non-qualified.........................    44
Qualified Annuity Contracts.............................................    44
Taxation of Qualified Annuity Contracts.................................    44
Mandatory Distributions for Qualified Plans.............................    45
Individual Retirement Annuities.........................................    45
Roth IRAs ..............................................................    46
TSAs (ERISA and Non-ERISA)..............................................    46
Non-qualified Annuity Contracts.........................................    48
Diversification Requirements for Variable Annuities.....................    49
Ownership of the Investments............................................    49
Taxation of Death Benefit Proceeds......................................    50
Other Tax Considerations................................................    50
Treatment of Charges for Optional Benefits..............................    50
Guaranteed Minimum Withdrawal Benefits..................................    50
Puerto Rico Tax Considerations..........................................    50
Non-Resident Aliens.....................................................    51
Tax Credits and Deductions..............................................    51
OTHER INFORMATION.......................................................    51
The Insurance Company...................................................    51
Financial Statements....................................................    51
Distribution of Variable Annuity Contracts..............................    52
Conformity with State and Federal Laws..................................    53
Voting Rights...........................................................    53
Restrictions on Financial Transactions..................................    53
Legal Proceedings.......................................................    53
APPENDIX A: CONDENSED FINANCIAL INFORMATION FOR METLIFE OF CT SEPARATE
  ACCOUNT ELEVEN FOR VARIABLE ANNUITIES.................................   A-1
APPENDIX B: ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS...........   B-1
APPENDIX C: CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION.........   C-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (YOU) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds, adjusted by applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.


GOOD ORDER -- A request or transaction generally is considered in "good order" if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. If you have any questions, you should contact us or your sales representative before submitting the form or request.


HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or any other office that we may designate for the purpose of administering this Contract. For transfer, withdrawal, surrender, and (if applicable) loan requests, our Home Office address is: MetLife, P.O. Box 10366, Des Moines, IA 50306-0366 (for overnight delivery or courier service only: 4700 Westown Parkway, Suite 200, West Des Moines, IA 50266). For Purchase Payments and (if applicable) loan repayments, our Home Office address is: MetLife, P.O. Box 371857, Pittsburgh, PA 15250-7857.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, 408A or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- MetLife Insurance Company of Connecticut.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- "You" is the Contract Owner and a natural person, a trust established for the benefit of a natural person or a charitable remainder trust.

                                    SUMMARY:

                             VINTAGE ACCESS ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.


WHAT COMPANY WILL ISSUE MY CONTRACT? Your Contract is issued by MetLife Insurance Company of Connecticut (the "Company," "We," or "Us"). The Company sponsors MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account" or "Separate Account Eleven"), a segregated account.


THE CONTRACT IS NO LONGER AVAILABLE FOR SALE. It does continue to accept Purchase Payments from existing Contract Owners.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), 408(b) or 408A of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

The Contract is no longer available for sale. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds. If your Contract was issued as a Qualified Contract under Section 403(b) of the Code in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments (if permitted) as significant adverse tax consequences may result from such additional payments. (See "Federal Tax Considerations.")

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business (generally, 4:00 p.m., Eastern Time) on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each.

We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge each business day from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15%. We deduct the M&E charge at an annual rate of 1.65% for the Standard Death Benefit, and 1.85% for the Enhanced Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted each business day from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted each business day from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.


For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Access to Your Money - Systematic Withdrawals").


HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Income taxes and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the Prospectus for more details.


WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A to this prospectus provides more information about Accumulation Unit values.




ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

     - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

     - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

     - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

     - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

     - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary may elect to continue his/her portion of the Contract and take required distributions over time, rather than have the death benefit paid to the beneficiary in a lump sum.

     - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

                                    FEE TABLE

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The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see "Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES

TRANSFER CHARGE.....................................................   $10(1)
(assessed on transfers that exceed 12 per year)


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE...............................   $30(2)


ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.65% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

                                                                   STANDARD DEATH    ENHANCED DEATH
                                                                       BENEFIT           BENEFIT
                                                                   --------------    --------------
Mortality and Expense Risk Charge..............................         1.65%(3)          1.85%(3)
Administrative Expense Charge..................................         0.15%             0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES
  SELECTED.....................................................         1.80%             2.00%
Optional E.S.P. Charge.........................................         0.20%             0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY
  SELECTED.....................................................         2.00%             2.20%
Optional GMWB I Charge (maximum upon reset)....................         1.00%(4)          1.00%(4)
Optional GMWB II Charge (maximum upon reset)...................         1.00%(4)          1.00%(4)
Optional GMWB III Charge.......................................         0.25%             0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
  SELECTED.....................................................         2.80%             3.00%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
  SELECTED.....................................................         2.80%             3.00%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
  SELECTED.....................................................         2.05%             2.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I
  SELECTED.....................................................         3.00%             3.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II
  SELECTED.....................................................         3.00%             3.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III
  SELECTED.....................................................         2.25%             2.45%


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(1)   We do not currently assess the transfer charge.

(2) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

(3) We are waiving the Mortality and Expense Risk charge in an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the Lord Abbett Growth and Income Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Lord Abbett Mid-Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio and an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio.


(4) The current charges for the available GMWB riders with a reset feature (see "Access to Your Money -- Guaranteed Minimum Withdrawal Benefit") are 0.40% for GMWB I and 0.50% for GMWB II


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2008 (UNLESS OTHERWISE INDICATED):



The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9325.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                         MINIMUM    MAXIMUM
                                                                         -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and
  other expenses)                                                         0.53%      1.38%



UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE   NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES*     EXPENSES   REIMBURSEMENT   EXPENSES**
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ----------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
  American Funds Global Growth
     Fund........................     0.53%        0.25%       0.02%            --            0.80%           --          0.80%
  American Funds Growth Fund.....     0.32%        0.25%       0.01%            --            0.58%           --          0.58%
  American Funds Growth-Income
     Fund........................     0.27%        0.25%       0.01%            --            0.53%           --          0.53%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
  Contrafund(R)
     Portfolio -- Service Class..     0.56%        0.10%       0.10%            --            0.76%           --          0.76%
  Mid Cap Portfolio -- Service
     Class 2.....................     0.56%        0.25%       0.12%            --            0.93%           --          0.93%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
  Franklin Income Securities
     Fund........................     0.45%        0.25%       0.02%            --            0.72%           --          0.72%
  Franklin Small-Mid Cap Growth
     Securities Fund+............     0.50%        0.25%       0.28%          0.02%           1.05%         0.02%         1.03%(1)
  Templeton Foreign Securities
     Fund........................     0.64%        0.25%       0.15%          0.02%           1.06%         0.02%         1.04%(1)
JANUS ASPEN SERIES -- SERVICE
  SHARES
  Enterprise Portfolio...........     0.64%        0.25%       0.03%            --            0.92%           --          0.92%
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason Partners Variable
     Aggressive Growth
     Portfolio -- Class I+++.....     0.75%          --        0.04%            --            0.79%           --          0.79%(2)
  Legg Mason Partners Variable
     Appreciation
     Portfolio -- Class I........     0.70%          --        0.06%          0.01%           0.77%           --          0.77%(2)
  Legg Mason Partners Variable
     Capital and Income
     Portfolio -- Class II.......     0.75%        0.25%       0.15%            --            1.15%           --          1.15%(2)
  Legg Mason Partners Variable
     Capital Portfolio++.........     0.75%        0.25%       0.09%            --            1.09%           --          1.09%(2)
  Legg Mason Partners Variable
     Dividend Strategy
     Portfolio++ +++.............     0.65%          --        0.24%            --            0.89%           --          0.89%(2)

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE   NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES*     EXPENSES   REIMBURSEMENT   EXPENSES**
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ----------
  Legg Mason Partners Variable
     Fundamental Value
     Portfolio -- Class I++......     0.75%          --        0.05%            --            0.80%           --          0.80%(2)
  Legg Mason Partners Variable
     Global Equity Portfolio.....     0.75%        0.25%       0.33%            --            1.33%           --          1.33%(2)
  Legg Mason Partners Variable
     Investors Portfolio -- Class
     I...........................     0.64%          --        0.09%            --            0.73%           --          0.73%(2)
  Legg Mason Partners Variable
     Large Cap Growth
     Portfolio -- Class I++ +++..     0.75%          --        0.08%            --            0.83%           --          0.83%(2)
  Legg Mason Partners Variable
     Mid Cap Core
     Portfolio -- Class I+++.....     0.75%          --        0.16%            --            0.91%           --          0.91%(2)
  Legg Mason Partners Variable
     Small Cap Growth
     Portfolio -- Class I+.......     0.75%          --        0.19%            --            0.94%           --          0.94%(2)
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Partners Variable
     Adjustable Rate Income
     Portfolio+++................     0.55%        0.25%       0.42%            --            1.22%           --          1.22%(2)
  Legg Mason Partners Variable
     Diversified Strategic Income
     Portfolio+..................     0.65%          --        0.33%            --            0.98%           --          0.98%(2)
  Legg Mason Partners Variable
     High Income Portfolio+++....     0.60%          --        0.11%            --            0.71%           --          0.71%(2)
  Legg Mason Partners Variable
     Money Market Portfolio+++...     0.45%          --        0.09%            --            0.54%           --          0.54%(3)
MET INVESTORS SERIES TRUST
  BlackRock Large Cap Core
     Portfolio -- Class E........     0.58%        0.15%       0.04%            --            0.77%           --          0.77%
  Clarion Global Real Estate
     Portfolio -- Class A........     0.63%          --        0.06%            --            0.69%           --          0.69%
  Dreman Small Cap Value
     Portfolio -- Class A........     0.79%          --        0.07%            --            0.86%           --          0.86%
  Harris Oakmark International
     Portfolio -- Class A........     0.78%          --        0.07%            --            0.85%           --          0.85%
  Janus Forty Portfolio -- Class
     A...........................     0.64%          --        0.03%            --            0.67%           --          0.67%
  Lazard Mid Cap
     Portfolio -- Class B........     0.69%        0.25%       0.05%            --            0.99%           --          0.99%(4)
  Lord Abbett Growth and Income
     Portfolio -- Class B........     0.50%        0.25%       0.03%            --            0.78%           --          0.78%
  Lord Abbett Mid Cap Value
     Portfolio -- Class B........     0.68%        0.25%       0.07%            --            1.00%           --          1.00%(5)
  Met/AIM Small Cap Growth
     Portfolio -- Class A........     0.86%          --        0.03%            --            0.89%           --          0.89%
  MFS(R) Emerging Markets Equity
     Portfolio -- Class B........     0.98%        0.25%       0.15%            --            1.38%           --          1.38%
  MFS(R) Research International
     Portfolio -- Class B+.......     0.70%        0.25%       0.06%            --            1.01%           --          1.01%
  PIMCO Inflation Protected Bond
     Portfolio -- Class A........     0.49%          --        0.04%            --            0.53%           --          0.53%
  PIMCO Total Return
     Portfolio -- Class B#.......     0.48%        0.25%       0.05%            --            0.78%           --          0.78%
  Pioneer Fund Portfolio -- Class
     A...........................     0.70%          --        0.29%            --            0.99%           --          0.99%(6)
  Pioneer Strategic Income
     Portfolio -- Class A........     0.60%          --        0.07%            --            0.67%           --          0.67%
  Third Avenue Small Cap Value
     Portfolio -- Class B........     0.73%        0.25%       0.04%            --            1.02%           --          1.02%
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth
     Portfolio -- Class D........     0.72%        0.10%       0.05%            --            0.87%           --          0.87%
  BlackRock Bond Income
     Portfolio -- Class E........     0.38%        0.15%       0.05%            --            0.58%         0.01%         0.57%(7)
  BlackRock Legacy Large Cap
     Growth Portfolio -- Class
     A#..........................     0.73%          --        0.05%            --            0.78%         0.01%         0.77%(8)

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE   NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES*     EXPENSES   REIMBURSEMENT   EXPENSES**
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ----------
  FI Value Leaders
     Portfolio -- Class D........     0.65%        0.10%       0.06%            --            0.81%           --          0.81%
  Jennison Growth
     Portfolio -- Class A+.......     0.63%          --        0.04%            --            0.67%           --          0.67%
  MetLife Aggressive Allocation
     Portfolio -- Class B........     0.10%        0.25%       0.03%          0.72%           1.10%         0.03%         1.07%(9)
  MetLife Conservative Allocation
     Portfolio -- Class B........     0.10%        0.25%       0.02%          0.56%           0.93%         0.02%         0.91%(9)
  MetLife Conservative to
     Moderate Allocation
     Portfolio -- Class B........     0.09%        0.25%       0.01%          0.61%           0.96%           --          0.96%(9)
  MetLife Moderate Allocation
     Portfolio -- Class B........     0.07%        0.25%         --           0.65%           0.97%           --          0.97%(9)
  MetLife Moderate to Aggressive
     Allocation
     Portfolio -- Class B........     0.07%        0.25%         --           0.68%           1.00%           --          1.00%(9)
  MetLife Stock Index
     Portfolio -- Class B#.......     0.25%        0.25%       0.04%            --            0.54%         0.01%         0.53%(10)
  MFS(R) Total Return
     Portfolio -- Class F........     0.53%        0.20%       0.05%            --            0.78%           --          0.78%
  MFS(R) Value Portfolio -- Class
     A...........................     0.72%          --        0.08%            --            0.80%         0.07%         0.73%(11)
  Oppenheimer Global Equity
     Portfolio -- Class B........     0.52%        0.25%       0.09%            --            0.86%           --          0.86%
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B+.......     0.60%        0.25%       0.07%            --            0.92%           --          0.92%



---------

* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.

** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.

+ Not available under all Contracts. Availability depends on Contract issue date.

++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


+++ Fees and expenses of this Portfolio are based on the Portfolio's fiscal year ended October 31, 2008.


(1) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the Sweep Money Fund which is the "acquired fund" in this case) to the extent of the Fund's fees and expenses of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.

(2) Other Expenses have been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the fund going forward.


(3) Other Expenses include Treasury Guarantee Program expenses of 0.025% which were incurred for the period September 19, 2008 through April 30, 2009. Other Expenses have been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the fund going forward.



(4) Other Expenses include 0.02% of deferred expense reimbursement from a prior period.





(5) Other Expenses include 0.03% of deferred expense reimbursement from a prior period.



(6) The Management Fee has been restated to reflect an amended management fee agreement as if the fees had been in effect during the previous fiscal year. Other Expenses include 0.01% of deferred expense reimbursement from a prior period.





(7) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.325% for the Portfolio's average daily net assets in excess of $1 billion but less than $2 billion.





(8) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.73% for the first $300 million of the Portfolio's average daily net assets and 0.705% for the next $700 million.



(9) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to waive fees or pay all expenses (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) so as to limit net operating expenses of the Portfolio to 0.10% of the average daily net assets of the Class A shares, 0.35% of the average daily net assets of the Class B shares and 0.25% of the average daily net assets of the Class E shares.





(10) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to 0.243%.



(11) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets, 0.60% for the next $250 million, and 0.50% for amounts over $1.5 billion.



(#)This Portfolio is not available for investment prior to May 4, 2009.


EXAMPLE

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. This example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

This example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes you have elected all of the available optional benefits and that you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. The example assumes that the maximum charge of 1.00% for the Guaranteed Minimum Withdrawal Benefit (GMWB I or II) applies in all contract years. Your actual expenses will be less than those shown if you do not elect all of the optional benefits. The GMAB and the GMWB cannot both be elected.



This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the GMWB I or GMWB II (assuming the maximum charge of 1.00% applies in all contract years).


                                                                                         IF CONTRACT IS NOT SURRENDERED
                                                                                                       OR
                                               IF CONTRACT IS SURRENDERED AT THE            ANNUITIZED AT THE END OF
                                                      END OF PERIOD SHOWN:                       PERIOD SHOWN:
                                          -------------------------------------------    ------------------------------
FUNDING OPTION                            1 YEAR     3 YEARS     5 YEARS     10 YEARS    1 YEAR     3 YEARS     5 YEARS
--------------                            ------     -------     -------     --------    ------     -------     -------
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................     $463       $1,391      $2,324      $4,675      $463       $1,391      $2,324
Underlying Fund with Minimum Total
Annual Operating
Expenses..............................     $378       $1,145      $1,925      $3,936      $378       $1,145      $1,925
                                             IF
                                          CONTRACT
                                           IS NOT
                                           SURREN-
                                          DERED OR
                                           ANNUI-
                                          TIZED AT
                                           THE END
                                             OF
                                           PERIOD
                                           SHOWN:
                                          --------
FUNDING OPTION                            10 YEARS
--------------                            --------
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................     $4,675
Underlying Fund with Minimum Total
Annual Operating
Expenses..............................     $3,936



                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------


See Appendix A.


                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

Vintage Access Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax-deferred in the funding options of your choice. We offer multiple Variable Funding Options. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account. The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The Contract is not available to new purchasers. However, you may continue to make additional Purchase Payments or transfer Contract Value among the Variable Funding Options.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.

                                                          MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
            DEATH BENEFIT/OPTIONAL FEATURE                      ANNUITANT ON THE CONTRACT/RIDER DATE
------------------------------------------------------    -----------------------------------------------
Standard Death Benefit                                                           80
Enhanced Death Benefit                                                           75
Enhanced Stepped-Up Provision (E.S.P.)                                           75


Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your tax adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 800-842-9325.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $15,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent. Purchase Payments may be made at any time while the Annuitant is alive and before the date Annuity Payments begin.

We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.")

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.


We will credit any subsequent Purchase Payment to a Contract on the same business day we receive it, if it is received in Good Order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).


IF YOU SEND YOUR PURCHASE PAYMENTS OR TRANSACTION REQUESTS TO AN ADDRESS OTHER THAN THE ONE WE HAVE DESIGNATED FOR RECEIPT OF SUCH PURCHASE PAYMENTS OR REQUESTS, WE MAY RETURN THE PURCHASE PAYMENT TO YOU, OR THERE MAY BE A DELAY IN APPLYING THE PURCHASE PAYMENT OR TRANSACTION TO YOUR CONTRACT.

QUALIFIED CONTRACTS UNDER SECTION 403(B). If your Contract was issued as a Qualified Contract under Section 403(b) of the Code (also called a "tax sheltered annuity" or "TSA") in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See "Federal Tax Consequences.")

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment or transfer request (or, liquidate for a withdrawal request) is determined by dividing the amount directed to each Variable Funding Option (or, taken from each Variable Funding Option) by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each Variable Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance policies, and in some instances, certain retirement plans. They are not the same as the retail mutual funds offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.

We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Underlying Funds. When the Company develops a variable product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN YOUR CONTRACT VALUE RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.

In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company (both of which are now MetLife Insurance Company of Connecticut) from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason. The agreement also obligates Legg Mason to continue making payments to the Company with respect to Underlying Funds advised by Legg Mason affiliates, on the same terms provided for in administrative services agreements between Citigroup's asset management affiliates and the Travelers insurance companies that predate the acquisition.


PAYMENTS WE RECEIVE. As described above, an investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of its affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts, and, in the Company's role as an intermediary, with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying

Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of its affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.


The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment adviser MetLife Advisers, LLC, which is formed as a "limited liability company." The Company's ownership interest in MetLife Advisers, LLC entitles us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the adviser. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the adviser to the subadvisers.)


Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee
Table -- Underlying Fund Fees and Expenses" and "Other
Information -- Distribution of Variable Annuity Contracts.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor, MetLife Investors Distribution Company. Payments under an Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.

We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "Distribution of Variable Annuity Contracts.")


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9325 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.


The current Underlying Funds are listed below, along with their investment advisers and any subadviser:


             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
American Funds Global Growth Fund  Seeks capital appreciation         Capital Research and Management
                                   through stocks.                    Company
American Funds Growth Fund         Seeks capital appreciation         Capital Research and Management
                                   through stocks.                    Company
American Funds Growth-Income Fund  Seeks both capital appreciation    Capital Research and Management
                                   and income.                        Company
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
Contrafund(R)                      Seeks long-term capital            Fidelity Management & Research
  Portfolio -- Service Class       appreciation.                      Company
                                                                      Subadviser: FMR Co., Inc.
Mid Cap Portfolio -- Service       Seeks long-term growth of          Fidelity Management & Research
  Class 2                          capital.                           Company
                                                                      Subadviser: FMR Co., Inc.,
                                                                      Fidelity Research & Analysis
                                                                      Company

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
Franklin Income Securities Fund    Seeks to maximize income while     Franklin Advisers, Inc.
                                   maintaining prospects for capital
                                   appreciation.
Franklin Small-Mid Cap Growth      Seeks long-term capital growth.    Franklin Advisers, Inc.
  Securities Fund+
Templeton Foreign Securities Fund  Seeks long-term capital growth.    Templeton Investment Counsel, LLC
                                                                      Subadviser: Franklin Templeton
                                                                      Investment Management Limited
JANUS ASPEN SERIES -- SERVICE
  SHARES
Enterprise Portfolio               Seeks long-term growth of          Janus Capital Management LLC
                                   capital.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
Legg Mason Partners Variable       Seeks capital appreciation.        Legg Mason Partners Fund Advisor,
  Aggressive Growth                                                   LLC
  Portfolio -- Class I                                                Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks long-term appreciation of    Legg Mason Partners Fund Advisor,
  Appreciation Portfolio -- Class  capital.                           LLC
  I                                                                   Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks total return (that is, a     Legg Mason Partners Fund Advisor,
  Capital and Income               combination of income and long-    LLC
  Portfolio -- Class II            term capital appreciation).        Subadvisers: Western Asset
                                                                      Management Company; ClearBridge
                                                                      Advisors, LLC; Western Asset
                                                                      Management Company Limited
Legg Mason Partners Variable       Seeks capital appreciation         Legg Mason Partners Fund Advisor,
  Capital Portfolio++              through investment in securities   LLC
                                   which the portfolio managers       Subadviser: ClearBridge Advisors,
                                   believe have above-average         LLC
                                   capital appreciation potential.
Legg Mason Partners Variable       Seeks capital appreciation,        Legg Mason Partners Fund Advisor,
  Dividend Strategy Portfolio++    principally through investments    LLC
                                   in dividend-paying stocks.         Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks long-term capital growth.    Legg Mason Partners Fund Advisor,
  Fundamental Value                Current income is a secondary      LLC
  Portfolio -- Class I++           consideration.                     Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks long-term capital growth;    Legg Mason Partners Fund Advisor,
  Global Equity Portfolio          dividend income, if any, is        LLC
                                   incidental to this objective.      Subadviser: Batterymarch
                                                                      Financial Management, Inc.
Legg Mason Partners Variable       Seeks long-term growth of          Legg Mason Partners Fund Advisor,
  Investors Portfolio -- Class I   capital. Current income is a       LLC
                                   secondary objective.               Subadviser: ClearBridge Advisors,
                                                                      LLC

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
Legg Mason Partners Variable       Seeks long-term growth of          Legg Mason Partners Fund Advisor,
  Large Cap Growth                 capital.                           LLC
  Portfolio -- Class I++                                              Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable Mid   Seeks long-term growth of          Legg Mason Partners Fund Advisor,
  Cap Core Portfolio -- Class I    capital.                           LLC
                                                                      Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks long-term growth of          Legg Mason Partners Fund Advisor,
  Small Cap Growth                 capital.                           LLC
  Portfolio -- Class I+                                               Subadviser: ClearBridge Advisors,
                                                                      LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
Legg Mason Partners Variable       Seeks to provide high current      Legg Mason Partners Fund Advisor,
  Adjustable Rate Income           income and to limit the degree of  LLC
  Portfolio                        fluctuation of its net asset       Subadviser: Western Asset
                                   value resulting from movements in  Management Company
                                   interest rates.
Legg Mason Partners Variable       Seeks high current income.         Legg Mason Partners Fund Advisor,
  Diversified Strategic Income                                        LLC
  Portfolio+                                                          Subadvisers: Western Asset
                                                                      Management Company; Western Asset
                                                                      Management Company Limited
Legg Mason Partners Variable High  Seeks high current income.         Legg Mason Partners Fund Advisor,
  Income Portfolio                 Secondarily, seeks capital         LLC
                                   appreciation.                      Subadvisers: Western Asset
                                                                      Management Company; Western Asset
                                                                      Management Company Limited
Legg Mason Partners Variable       Seeks to maximize current income   Legg Mason Partners Fund Advisor,
  Money Market Portfolio           consistent with preservation of    LLC
                                   capital. The fund seeks to         Subadviser: Western Asset
                                   maintain a stable $1.00 share      Management Company
                                   price. Of course, there is no
                                   assurance that the fund will
                                   achieve its objective.
MET INVESTORS SERIES TRUST+++
BlackRock Large Cap Core           Seeks long-term capital growth.    MetLife Advisers, LLC
  Portfolio -- Class E                                                Subadviser: BlackRock Advisors,
                                                                      LLC
Clarion Global Real Estate         Seeks to provide total return      MetLife Advisers, LLC
  Portfolio -- Class A             through investment in real estate  Subadviser: ING Clarion Real
                                   securities, emphasizing both       Estate Securities, L.P.
                                   capital appreciation and current
                                   income.
Dreman Small Cap Value             Seeks capital appreciation.        MetLife Advisers, LLC
  Portfolio -- Class A                                                Subadviser: Dreman Value
                                                                      Management, L.L.C.
Harris Oakmark International       Seeks long-term capital            MetLife Advisers, LLC
  Portfolio -- Class A             appreciation.                      Subadviser: Harris Associates
                                                                      L.P.
Janus Forty Portfolio -- Class A   Seeks capital appreciation.        MetLife Advisers, LLC
                                                                      Subadviser: Janus Capital
                                                                      Management LLC
Lazard Mid Cap Portfolio -- Class  Seeks long-term growth of          MetLife Advisers, LLC
  B                                capital.                           Subadviser: Lazard Asset
                                                                      Management LLC

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
Lord Abbett Growth and Income      Seeks long-term growth of capital  MetLife Advisers, LLC
  Portfolio -- Class B             and income without excessive       Subadviser: Lord, Abbett & Co.
                                   fluctuation in market value.       LLC
Lord Abbett Mid Cap Value          Seeks capital appreciation         MetLife Advisers, LLC
  Portfolio -- Class B             through investments primarily in   Subadviser: Lord, Abbett & Co.
                                   equity securities which are        LLC
                                   believed to be undervalued in the
                                   marketplace.
Met/AIM Small Cap Growth           Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class A             capital.                           Subadviser: Invesco Aim Capital
                                                                      Management, Inc.
MFS(R) Emerging Markets Equity     Seeks capital appreciation.        MetLife Advisers, LLC
  Portfolio -- Class B                                                Subadviser: Massachusetts
                                                                      Financial Services Company
MFS(R) Research International      Seeks capital appreciation.        MetLife Advisers, LLC
  Portfolio -- Class B+                                               Subadviser: Massachusetts
                                                                      Financial Services Company
PIMCO Inflation Protected Bond     Seeks to provide maximum real      MetLife Advisers, LLC
  Portfolio -- Class A             return, consistent with            Subadviser: Pacific Investment
                                   preservation of capital and        Management Company LLC
                                   prudent investment management.
PIMCO Total Return                 Seeks maximum total return,        MetLife Advisers, LLC
  Portfolio -- Class B             consistent with the preservation   Subadviser: Pacific Investment
                                   of capital and prudent investment  Management Company LLC
                                   management.
Pioneer Fund Portfolio -- Class A  Seeks reasonable income and        MetLife Advisers, LLC
                                   capital growth.                    Subadviser: Pioneer Investment
                                                                      Management, Inc.
Pioneer Strategic Income           Seeks a high level of current      MetLife Advisers, LLC
  Portfolio -- Class A             income.                            Subadviser: Pioneer Investment
                                                                      Management, Inc.
Third Avenue Small Cap Value       Seeks long-term capital            MetLife Advisers, LLC
  Portfolio -- Class B             appreciation.                      Subadviser: Third Avenue
                                                                      Management LLC
METROPOLITAN SERIES FUND, INC.
BlackRock Aggressive Growth        Seeks maximum capital              MetLife Advisers, LLC
  Portfolio -- Class D             appreciation.                      Subadviser: BlackRock Advisors,
                                                                      LLC
BlackRock Bond Income              Seeks a competitive total return   MetLife Advisers, LLC
  Portfolio -- Class E             primarily from investing in        Subadviser: BlackRock Advisors,
                                   fixed-income securities.           LLC
BlackRock Legacy Large Cap Growth  Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class A             capital.                           Subadviser: BlackRock Advisors,
                                                                      LLC
FI Value Leaders                   Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class D             capital.                           Subadviser: Pyramis Global
                                                                      Advisors, LLC
Jennison Growth                    Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class A+            capital.                           Subadviser: Jennison Associates
                                                                      LLC
MetLife Aggressive Allocation      Seeks growth of capital.           MetLife Advisers, LLC
  Portfolio -- Class B
MetLife Conservative Allocation    Seeks high level of current        MetLife Advisers, LLC
  Portfolio -- Class B             income, with growth of capital as
                                   a secondary objective.

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
MetLife Conservative to Moderate   Seeks high total return in the     MetLife Advisers, LLC
  Allocation Portfolio -- Class B  form of income and growth of capital, with a greater emphasis
                                   on income.
MetLife Moderate Allocation        Seeks a balance between a high     MetLife Advisers, LLC
  Portfolio -- Class B             level of current income and
                                   growth of capital, with a greater
                                   emphasis on growth of capital.
MetLife Moderate to Aggressive     Seeks growth of capital.           MetLife Advisers, LLC
  Allocation Portfolio -- Class B
MetLife Stock Index                Seeks to equal the performance of  MetLife Advisers, LLC
  Portfolio -- Class B             the Standard & Poor's 500(R)       Subadviser: MetLife Investment
                                   Composite Stock Price Index.       Advisors Company, LLC
MFS(R) Total Return                Seeks a favorable total return     MetLife Advisers, LLC
  Portfolio -- Class F             through investment in a            Subadviser: Massachusetts
                                   diversified portfolio.             Financial Services Company
MFS(R) Value Portfolio -- Class A  Seeks capital appreciation.        MetLife Advisers, LLC
                                                                      Subadviser: Massachusetts
                                                                      Financial Services Company
Oppenheimer Global Equity          Seeks capital appreciation.        MetLife Advisers, LLC
  Portfolio -- Class B                                                Subadviser: OppenheimerFunds,
                                                                      Inc.
T. Rowe Price Large Cap Growth     Seeks long-term growth of capital  MetLife Advisers, LLC
  Portfolio -- Class B+            and, secondarily, dividend         Subadviser: T. Rowe Price
                                   income.                            Associates, Inc.



---------
+ Not available under all Contracts. Availability depends on Contract issue date.
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


+++ Prior to May 1, 2009, Met Investors Advisory, LLC was the investment adviser of Met Investors Series Trust (the "Trust"). On May 1, 2009, Met Investors Advisory, LLC merged with and into MetLife Advisers, LLC, and MetLife Advisers, LLC has now become the investment adviser of the Trust.



Certain Variable Funding Options may have been subject to a merger, substitution or other change. Please see "Appendix B -- Additional Information Regarding Underlying Funds."


                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the services and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     - the ability for you to make withdrawals and surrenders under the Contracts

     - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

     - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

     -    administration of the annuity options available under the Contracts

     -    the distribution of various reports to Contract Owners

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

     - sales and marketing expenses including commission payments to your registered representative

     -    other costs of doing business

Risks we assume include:

     - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

     - that the amount of the death benefit will be greater than the Contract Value

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual Contract administrative charge and the administrative expense charge. The annual Contract administrative charge will be deducted on a pro-rata basis from amounts allocated to the Variable Funding Options. We will deduct this charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge :

     (1)  from the distribution of death proceeds;

     (2)  after an annuity payout has begun; or

     (3) if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge is equal to 1.65% annually. If you choose the Enhanced Death Benefit, the M&E charge is equal to 1.85% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your registered representative.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both age 75 or younger on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE


If you elect to add a GMWB rider to your Contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. You may elect these GMWB riders only at the time of your initial purchase of the Contract. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.


VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

--------------------------------------------------------------------------------


Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in Good Order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.


Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., American Funds Global Growth Fund, Franklin Small-Mid Cap Growth Securities Fund, Templeton Foreign Securities Fund, Legg Mason Partners Variable Global Equity Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio, Legg Mason Partners Variable Diversified Strategic Income Portfolio, Legg Mason Partners Variable High Income Portfolio, Clarion Global Real Estate Portfolio, Dreman Small Cap Value Portfolio, Harris Oakmark International Portfolio, Met/AIM Small Cap Growth Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Pioneer Strategic Income Portfolio, Third Avenue Small Cap Value Portfolio, and Oppenheimer Global Equity Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

AMERICAN FUNDS MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

     - reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. You may only have one DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA Program, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

                              ACCESS TO YOUR MONEY

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Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any any premium tax not previously deducted. Unless you submit a Written Request specifying the Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.


We may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. It is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in Good Order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.


We may withhold payment of surrender or withdrawal proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law). There is currently no additional fee for electing systematic withdrawals.

Each systematic withdrawal is subject to federal income taxes on the taxable portion and may be subject to Contract charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations.") No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS

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TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from the Variable Funding Options, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Please note that naming different persons as owner and Annuitant may affect whether certain benefits are payable, the amount of those benefits, and who will receive them. Use care when naming owners, Annuitants and beneficiaries, and consult your agent if you have questions.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

     -    the death benefit will not be payable upon the Annuitant's death

     -    the Contingent Annuitant becomes the Annuitant

     -    all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal or beneficiary contract continuance ("Death Report Date").

There are age restrictions on certain death benefits (see The Annuity Contract section).

Note: If the owner dies before the Annuitant, the death benefit is recalculated replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT

If the Annuitant is less than age 80 on the Contract Date and dies before the Maturity Date, the death benefit payable as of the Death Report Date will be the greatest of a), b) or c) below, less any applicable premium tax. If the Annuitant is 80 or older on the Contract Date and dies before the Maturity Date, the death benefit payable as of the Death Report Date will be the greater of a) or b) below, less any applicable premium tax.

     a)   the Contract Value on the Death Report Date


     b)   the Adjusted Purchase Payment (as described below)



     c)   the Step-Up Value (if any, as described below)


ENHANCED DEATH BENEFIT

If the Annuitant dies before age 80 and before the Maturity Date, the death benefit payable as of the Death Report Date will be the greatest of (a), (b),
(c) or (d), less any applicable premium tax:

     a)   the Contract Value on the Death Report Date;


     b)   the Adjusted Purchase Payment*(as described below)



     c)   the Step-Up Value**(if any, as described below)



     d)   the Roll-Up Death Benefit Value**(if any, as described below)


If the Annuitant dies before the Maturity Date and on or after age 80, the death benefit payable as of the Death Report Date will be the greatest of (a), (b),
(c) or (d), less any applicable premium tax:

     a)   the Contract Value on the Death Report Date

     b)   the Adjusted Purchase Payment* (as described below)



     c)   the Step-Up Value**(if any, as described below)



     d) the Roll-Up Death Benefit Value**(if any, as described below) available at the Annuitant's 80th birthday, plus any additional Purchase Payments and minus any partial surrender reductions (as described below) which occur after the Annuitant's 80th birthday


* If you have elected a GMWB Rider (Principal Guarantee) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date you purchase the rider.


** Your Step-Up Value or the Roll-Up Death Benefit will be subject to the partial surrender reduction below even if you have elected a GMWB rider.


ADJUSTED PURCHASE PAYMENT:

The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever any additional Purchase Payment(s) are made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction as described below.

STEP UP VALUE:

The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value on that date. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a partial surrender is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described above.

ROLL UP DEATH BENEFIT VALUE:

On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal (a) plus (b) minus (c), increased by 5%, where:

     (a) is the Roll-Up Death Benefit as of the previous Contract Date anniversary

     (b)  any Purchase Payments made during the previous Contract Year

     (c) any Partial Surrender Reductions (as described below) during the previous Contract Year

On dates other than the Contract Date anniversary, the roll-up death benefit value will equal (a) plus (b) minus (c), where:

     (a) the Roll-Up Death Benefit Value on the previous Contract Date anniversary

     (b) any Purchase Payments made since the previous Contract Date anniversary

     (c) any Partial Surrender Reductions (as described below) since the previous Contract Date anniversary.

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions (as described below).

PARTIAL SURRENDER REDUCTION:

ADJUSTED PURCHASE PAYMENT. The Partial Surrender Reduction is equal to (1) the Adjusted Purchase Payment in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

STEP-UP VALUE AND ROLL-UP VALUE. The Partial Surrender Reduction is equal to (1) the amount of the death benefit value (Step-Up or Roll-Up Value) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

The following examples apply to the Adjusted Purchase Payment, Step-Up Value or Roll-Up Value. Assume your current Contract Value is $55,000. If the current value of your death benefit is $50,000, and you decide to make a withdrawal of $10,000, we would reduce death benefit as follows:

           50,000 x (10,000/55,000) = $9,090

Your new death benefit would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If the current value of your death benefit is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the death benefit as follows:

           50,000 x (10,000/30,000) = $16,666

Your new death benefit would be 50,000-16,666, or $33,334.

If you elect GMWB at the time you purchase your Contract, and your death benefit is equal to a return of your Purchase Payments reduced by any applicable partial surrender reduction, the partial surrender reduction will not be applied to your death benefit. Instead, if you have made withdrawals under your contract, your death benefit will be reduced by the amount of those withdrawals and any premium tax not previously deducted.

Likewise, if you elect GMWB after your Contract Date, and your death benefit is equal to a return of your Purchase Payments reduced by any applicable partial surrender reduction, the Partial Surrender Reduction will not be applied to your death benefit as of the date you elect the GMWB. Instead, if you have made withdrawals under your contract after you have elected GMWB, your death benefit will be reduced by the amount of those withdrawals and any premium tax not previously deducted.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE. THIS PROVISION MUST BE ELECTED AT TIME OF APPLICATION.

If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE CONTRACT DATE, 40% OF THE LESSER
OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE CONTRACT DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT IS EQUAL TO THE INITIAL CONTRACT VALUE. Whenever an additional Purchase Payment is made, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

           50,000 X (10,000/55,000) = $9,090

You new modified Purchase Payment would be 50,000-9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

           50,000 X (10,000/30,000) = $16,666

Your new modified Purchase Payment would be 50,000-16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

NON-QUALIFIED CONTRACTS

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                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
--------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE         The beneficiary (ies), or if   The beneficiary elects to      Yes
ANNUITANT) (WITH NO JOINT     none, to the Contract          continue the Contract rather
OWNER)                        Owner's estate.                than receive a lump sum
                                                             distribution.
--------------------------------------------------------------------------------------------------------------

OWNER (WHO IS THE ANNUITANT)  The beneficiary (ies), or if   The beneficiary elects to      Yes
(WITH NO JOINT OWNER)         none, to the Contract          continue the Contract rather
                              Owner's estate.                than receive a lump sum
                                                             distribution.
--------------------------------------------------------------------------------------------------------------

NON-SPOUSAL JOINT OWNER (WHO  The surviving joint owner.                                    Yes
IS NOT THE ANNUITANT)
--------------------------------------------------------------------------------------------------------------

NON-SPOUSAL JOINT OWNER (WHO  The beneficiary (ies), or,     The beneficiary elects to      Yes
IS THE ANNUITANT)             if none, to the surviving      continue the Contract rather
                              joint owner.                   than receive a lump sum
                                                             distribution.
--------------------------------------------------------------------------------------------------------------

SPOUSAL JOINT OWNER (WHO IS   The surviving joint owner.     The spousal joint owner        Yes
NOT THE ANNUITANT)                                           elects to continue the
                                                             Contract.
--------------------------------------------------------------------------------------------------------------

SPOUSAL JOINT OWNER (WHO IS   The beneficiary (ies), or,     The spouse elects to           Yes
THE ANNUITANT)                if none, to the surviving      continue the Contract.
                              joint owner.
                                                             A spouse who is not the
                                                             beneficiary may decline to
                                                             continue the Contract and
                                                             instruct the Company to pay
                                                             the beneficiary.

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                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
--------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE     The beneficiary (ies), or if   The beneficiary elects to      Yes
CONTRACT OWNER)               none, to the Contract Owner.   continue the Contract rather
                              If the Contract Owner is not   than receive a lump sum
                              living, then to the joint      distribution.
                              owner. If none, then to the
                              Contract Owner's estate.
                                                             But, if there is a
                                                             Contingent Annuitant, then
                                                             the Contingent Annuitant
                                                             becomes the Annuitant and
                                                             the Contract continues in
                                                             effect (generally using the
                                                             original Maturity Date). The
                                                             proceeds will then be paid
                                                             upon the death of the
                                                             Contingent Annuitant or
                                                             owner.
--------------------------------------------------------------------------------------------------------------

ANNUITANT (WHO IS THE         See death of "owner who is                                    Yes
CONTRACT OWNER)               the Annuitant" above.
--------------------------------------------------------------------------------------------------------------

ANNUITANT (WHERE OWNER IS A   The beneficiary (ies), or if                                  Yes (Death of
NON-NATURAL ENTITY/TRUST)     none, to the owner.                                           Annuitant is
                                                                                            treated as death
                                                                                            of the owner in
                                                                                            these
                                                                                            circumstances.)
--------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT          No death proceeds are                                         N/A
(ASSUMING ANNUITANT IS STILL  payable; Contract continues.
ALIVE)
--------------------------------------------------------------------------------------------------------------

BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
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QUALIFIED CONTRACTS

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  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                         MANDATORY PAYOUT
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                         RULES APPLY *
--------------------------------------------------------------------------------------------------------------
OWNER/ANNUITANT               The beneficiary (ies), or if   The beneficiary elects to      Yes
                              none, to the Contract          continue the Contract rather
                              Owner's estate.                than receive a lump sum
                                                             distribution.
--------------------------------------------------------------------------------------------------------------
BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------


* Certain payout rules of the Code are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. Spousal beneficiaries must choose to continue the Contract as allowed under the spousal contract continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5-year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

The terms and conditions that applied to the original Contract (including Contract fees and charges) will also apply to the continued Contract, with certain exceptions described in the Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract. For purposes of the death benefit on the continued Contract, the death benefit will be calculated the same as prior to continuance except all values used to calculate the death benefit, which may include a Step-Up Value or Roll-Up Death Benefit Value (depending on the optional benefit), are reset on the date the spouse continues the contract.


Spousal continuation will not satisfy required minimum distribution rules for Qualified Contracts other than IRAs. In addition, because the contract proceeds must be distributed within the time periods required by the federal Internal Revenue Code, the right of a spouse to continue the contract, and all contract provisions relating to spousal continuation, are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act, or any other applicable federal law.


BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

     -    transfer ownership

     -    take a loan

     -    make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity option then in effect.


DEATH PROCEEDS UNDER 403(B) CONTRACTS



If your Contract was issued in connection with a 403(b) plan, your beneficiary may elect to have the Contract's death proceeds paid through an account called the Total Control Account at the time for payment. The Total Control Account is an interest-bearing account through which the beneficiary has complete access to the proceeds, with unlimited check writing privileges. We credit interest to the account at a rate that will not be less than a minimum guaranteed rate.



Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.


                                 LIVING BENEFITS

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GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

For an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your Contract each year.


AVAILABILITY AND ELIGIBILITY We offer several different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. Additionally, each GMWB rider may offer different features depending upon the rider's issue date and state availability. Please check with your registered representative regarding which features are available in your state.



The GMWB riders described in this prospectus are called "GMWB I", "GMWB II", and ; we may refer to any one of these as GMWB. The availability of each rider is shown below.


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         NAME OF RIDER:                    GMWB I                    GMWB II                  GMWB III
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ALSO CALLED:                         Principal Guarantee       Principal Guarantee       Principal Guarantee
                                                                                                Value
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AVAILABILITY:                         Not available for       Available on or after     Available on or after
                                    purchase on or after        March 28, 2005 if         March 28, 2005 if
                                   March 28, 2005, unless    approved in your state    approved in your state
                                   GMWB II is not approved
                                        in your state
--------------------------------------------------------------------------------------------------------------


CURRENTLY, YOU MAY ELECT A GMWB RIDER ONLY AT THE TIME OF YOUR INITIAL PURCHASE OF THE CONTRACT.

REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment. If you added the GMWB after the initial purchase of the Contract, the Initial RBB is the Contract Value on the date the GMWB was added. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

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                                           GMWB I                    GMWB II                  GMWB III
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If you make your first                    5% of RBB                 5% of RBB                 5% of RBB
withdrawal before the 3rd
anniversary
after you purchase GMWB:
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If you make your first                   10% of RBB                10% of RBB                 5% of RBB
withdrawal on or after the 3(rd)
anniversary after you purchase
GMWB:
--------------------------------------------------------------------------------------------------------------



ADDITIONAL PREMIUM. Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.


We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.


WITHDRAWALS. When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.


However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

     - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

     - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

     - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

     - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

WITHDRAWAL EXAMPLES. The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. The example does not reflect the deduction of fees and charges and applicable income taxes and penalties. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

                   WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

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                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
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               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
-------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
-------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $100,000        $100,000               $5,000         $100,000        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $110,000        $100,000               $5,000          $90,000        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
PARTIAL
WITHDRAWAL        N/A         (100,000 x           [5,000 x (1-         N/A         (100,000 x           [5,000 x (1-
REDUCTION                  10,000/110,000) =    90,000/100,000)] =               10,000/90,000) =     88,889/100,000)] =
(PWR)                            9,091                  500                           $11,111                $556
-------------------------------------------------------------------------------------------------------------------------
GREATER OF
PWR OR THE
DOLLAR AMOUNT                   $10,000                                               $11,111
OF THE
WITHDRAWAL                  (10,000>9,091)                                        (11,111>10,000)
-------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $10,000                $500           $10,000         $11,111                $556
-------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
AFTER
WITHDRAWAL     $100,000         $90,000               $4,500          $80,000         $88,889               $4,444
-------------------------------------------------------------------------------------------------------------------------


                          WITHDRAWAL EXAMPLE FOR GMWB I

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                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
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               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
-------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
-------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $100,000        $100,000               $5,000         $100,000        $100,000               $5,000
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IMMEDIATELY
PRIOR TO
WITHDRAWAL     $110,000        $100,000               $5,000          $90,000        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY                     $90,909               $4,545                          $88,889               $4,444
AFTER
WITHDRAWAL               [100,000 -- (100,000         [(5,000                  [100,000 -- (100,000        [5,000 x
               $100,000    x10,000/110,000)]     x90,909/100,000)]    $80,000    x10,000/90,000)]      (88,889/100,000)]
-------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $9,091                 $455           $10,000         $11,111                $556
-------------------------------------------------------------------------------------------------------------------------


TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY). If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

     - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

          -    a qualified retirement plan (Code Section 401),

          -    a tax-sheltered annuity (Code Section 403(b)),

          -    an individual retirement account (Code Sections 408(a)),

          -    an individual retirement annuity (Code Section 408(b)), or

          -    a qualified deferred compensation plan (Code Section 457).

          Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

     - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

     - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

     - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004-9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).

You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:

     - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB anniversary.

          You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.

     - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY). If you select GMWB I or GMWB II, you may choose to reset your RBB starting with the 5th year anniversary date of your GMWB purchase. In accordance with the terms of the rider we have established the following procedures for resets. If you elect to reset within 30 days prior to the end of the 5th contract year, your new RBB will be reset to equal your current Contract Value. If you do not reset on the 5th year anniversary, you will have the opportunity to elect to reset during the 30-day period prior to each anniversary following the date of your 5th year anniversary of your GMWB purchase. In the event that you elect a reset you will be eligible to reset your RBB again provided that 5 contract years have elapsed since the most recent reset, so long as your election is made during the 30-day period prior to the anniversary date of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the charge may increase if you elect to reset the RBB. (In such cases, the charge will never exceed the guaranteed maximum charge.) Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE. The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted each business day from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.

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                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
Current Annual Charge                       0.40%                     0.50%                     0.25%
--------------------------------------------------------------------------------------------------------------
Maximum Annual Charge After a               1.00%                     1.00%                      N/A
Reset
--------------------------------------------------------------------------------------------------------------


MAXIMUM RBB. Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION. Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5(th) anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB. If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

     - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

     - The total annual payment amount will equal the AWB and will never exceed your RBB, and

     - We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES AMONG THE GMWB RIDERS

The following chart may help you decide which version of GMWB is best for you.

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                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
AWB                                  5% of RBB if first        5% of RBB if first             5% of RBB
                                   withdrawal before 3(rd)   withdrawal before 3(rd)
                                   anniversary 10% of RBB    anniversary 10% of RBB
                                   if first withdrawal on    if first withdrawal on
                                       or after 3(rd)            or after 3(rd)
                                         anniversary               anniversary
--------------------------------------------------------------------------------------------------------------
ANNUAL CHARGE                               0.40%                     0.50%                     0.25%
--------------------------------------------------------------------------------------------------------------
RESET                                        Yes                       Yes                       No
--------------------------------------------------------------------------------------------------------------
CAN I CANCEL MY GMWB?                        No               Yes, after the 5(th)      Yes, after the 5(th)
                                                               anniversary of GMWB       anniversary of GMWB
                                                                    purchase                  purchase
--------------------------------------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS                      No                        Yes                       Yes
--------------------------------------------------------------------------------------------------------------
WAIVER OF RECALCULATION OF AWB               No                        Yes                       Yes
FOR DISTRIBUTIONS FROM TAX-
QUALIFIED PLANS
--------------------------------------------------------------------------------------------------------------


                               THE ANNUITY PERIOD

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MATURITY DATE

Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among payout options or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life;
(b) for life with a minimum number of payments assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states. Please be aware that once the Contract is annuitized, you are ineligible to receive the death benefit you have selected and any living benefit rider is terminated.

Unless you elect otherwise, the Maturity Date will be the Annuitant's 90(th) birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us). (For Contracts issued in Florida and New York, the Maturity Date you elect may not be later than the Annuitant's 90(th) birthday.)

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.


DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you were issued a Contract with sex-distinct annuity rates prior to the time that state law mandated unisex annuity rates (if applicable in your state), the annuity rates we use will not be less than the guaranteed sex-distinct rates in the Contract when issued. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.


The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.


During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract. (See "Annuity Options.") Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to a survivor under Options 3, 4 and 6 and/or the duration of the guarantee period under Options 2, 5 and 6.


The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected. This option may not satisfy the minimum required distribution rules for Qualified Contracts. Consult a tax adviser before electing this option.

Option 6 -- Other Annuity Options. We will make any other arrangements for Annuity Payments as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the annuity option "Payments for a Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to the present value of remaining certain payments. The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

                        MISCELLANEOUS CONTRACT PROVISIONS

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RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Accordingly, no Contract will be terminated due solely to negative investment performance. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value. Federal tax law may impose additional restrictions on our right to terminate your traditional IRA, Roth IRA or other Qualified Contract.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders.


                              THE SEPARATE ACCOUNT

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The Company issues the Contract under Separate Account Eleven. Separate Account Eleven was established on November 14, 2002 and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended. Prior to December 8, 2008, the Company issued the Contract under MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002 ("MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002") and MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002 ("MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002"). On December 8, 2008, MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002 and MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002 along with certain other separate accounts (collectively, the "Former Separate Accounts") were combined with and into Separate Account Eleven (the "Combination").



In connection with the Combination, we transferred the assets of the Former Separate Accounts to Separate Account Eleven and Separate Account Eleven assumed the liabilities and contractual obligations of the Former Separate Accounts. The financial statements of Separate Account Eleven reflect the Combination. Assets and liabilities are reported on a combined basis and unit values are illustrated as a range.


We hold the assets of the Separate Account for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims-paying ability of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

We reserve the right to transfer assets of the Separate Account to another separate account, and/or to modify the structure or operation of the Separate Account, subject to the necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

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The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

GENERAL TAXATION OF ANNUITIES


Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax advisor.


STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including
IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has been submitted to the IRS for review and is awaiting approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS


Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.



Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Enhanced Stepped-Up Provision, as well as all living benefits such as GMAB and GMWB, if available in your contract) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.



MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.


NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, INCLUDING IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.


SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009: Under recently enacted legislation, you (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution ("RMD") for 2009. The waiver does not apply to any 2008 payments even if received in 2009, so for those payments, you are still required to receive your first RMD payment by April 1, 2009. In contrast, if your first RMD would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five year rule is applied without regard to calendar year 2009. For instance, if you died in 2007, the five year period ends in 2013 instead of 2012. This RMD waiver does not apply if you are receiving annuity payments under your contract. The RMD rules are complex, so please consult with your tax advisor before waiving your 2009 RMD payment.


INDIVIDUAL RETIREMENT ANNUITIES


To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,000 in 2009, and it may be indexed for inflation in years after 2009. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.


Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $49,000 or 100% of pay for each participant in 2009.


ROTH IRAS



Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

TSAS (ERISA AND NON-ERISA)

GENERAL. TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.

In general contributions to sec.403(b) arrangements are subject to limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).


The IRS adopted new regulations in 2007 affecting sec.403(b) plans and arrangements. As part of these regulations, employers will need to meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under sec.403(b). These regulations are generally effective January 1, 2009. Prior to the new rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under sec.403(b) under certain conditions (so-called "90-24 transfers"). The new regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.


If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

     - Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

     - Is directly transferred to another permissible investment under sec.403(b) arrangements;

     -    Relates to amounts that are not salary reduction elective deferrals;

     - Occurs after you die, leave your job or become disabled (as defined by the Code); or

     - Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.


DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:


     (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

     (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

     (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

     (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

     (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

     (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

     (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

Many of the federal income tax rules pertaining to Designated Roth Accounts have not yet been finalized. Both you and your employer should consult their own tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.


The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:


The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

LOANS. If your TSA Contract permits loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all you employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

     -    a non-taxable return of your Purchase Payment; or

     -    a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.

PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59 1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received under that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.

We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFITS

If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value. This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

                                OTHER INFORMATION

--------------------------------------------------------------------------------

VINTAGE ACCESS is a service mark of Citigroup, Inc. or its affiliates and is used by MetLife, Inc. and its affiliates under license.

THE INSURANCE COMPANY

Please refer to your Contract to determine which Company issued your Contract.


MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.


Before December 7, 2007, certain of the Contracts were issued by MetLife Life and Annuity Company of Connecticut, a stock life insurance company chartered in 1973 in Connecticut. These Contracts were funded through MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002, a separate account registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended. On December 7, 2007, MLACC, a wholly-owned subsidiary of the Company and an indirect, wholly-owned subsidiary of MetLife, Inc., merged with and into the Company. Upon consummation of the merger, MLACC's corporate existence ceased by operation of law, and the Company assumed legal ownership of all of the assets of MLACC, including MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002 and its assets. Pursuant to the merger, therefore, MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002 became a separate account of the Company. As a result of the merger, the Company also has become responsible for all of MLACC's liabilities and obligations, including those created under the Contract as initially issued by MLACC (formerly known as The Travelers Life and Annuity Company) and outstanding on the date of the merger. The Contract has thereby become a variable contract funded by a separate account of the Company, and each owner thereof has become a Contract Owner of the Company.

FINANCIAL STATEMENTS


The financial statements of the Company and each of the Sub-Accounts of the Separate Account are located in the Statement of Additional Information. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contract.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut (the "Company") has appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.

MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). An investor brochure that includes information describing FINRA's Public Disclosure Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org.

MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company no longer offers the Contracts to new purchasers but it continues to accept Purchase Payments from Contract Owners.

COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).

We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all Purchase Payments allocated to the funds in the American Funds Insurance Series for services it provides in marketing the Funds' shares in connection with the Contract.

The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX A

--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION


        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE INSURANCE COMPANY OF CT VARIABLE ANNUITY SEPARATE ACCOUNT 2002
                                       AND
 METLIFE LIFE AND ANNUITY COMPANY OF CT VARIABLE ANNUITY SEPARATE ACCOUNT 2002)
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                VINTAGE ACCESS -- SEPARATE ACCOUNT CHARGES 1.80%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (3/03)...................................  2006      1.474          1.539                --
                                                       2005      1.435          1.474            59,736
                                                       2004      1.313          1.435            64,752
                                                       2003      1.000          1.313                --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/03)...................................  2006      1.435          1.400                --
                                                       2005      1.272          1.435            10,418
                                                       2004      1.195          1.272            10,418
                                                       2003      1.000          1.195                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (3/03).............................................  2008      2.288          1.384           458,614
                                                       2007      2.028          2.288           657,078
                                                       2006      1.715          2.028           764,433
                                                       2005      1.530          1.715           573,911
                                                       2004      1.373          1.530           547,126
                                                       2003      1.000          1.373           299,589

  American Funds Growth Subaccount (Class 2) (3/03)..  2008      2.034          1.119           853,096
                                                       2007      1.844          2.034         1,062,791
                                                       2006      1.703          1.844         1,228,844
                                                       2005      1.492          1.703         1,111,674
                                                       2004      1.350          1.492           822,999
                                                       2003      1.000          1.350           528,546

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (3/03).............................................  2008      1.738          1.061           972,023
                                                       2007      1.685          1.738         1,208,036
                                                       2006      1.489          1.685         1,445,997
                                                       2005      1.432          1.489         1,281,239
                                                       2004      1.321          1.432         1,001,265
                                                       2003      1.000          1.321           660,901

Capital Appreciation Fund
  Capital Appreciation Fund (3/03)...................  2006      1.689          1.670                --
                                                       2005      1.455          1.689            31,926
                                                       2004      1.239          1.455                --
                                                       2003      1.000          1.239                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/03).............................................  2006      1.767          2.302                --
                                                       2005      1.679          1.767            20,631
                                                       2004      1.301          1.679                --
                                                       2003      1.000          1.301                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.304          1.417                --
                                                       2005      1.205          1.304                --
                                                       2004      1.074          1.205                --
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.301          1.449                --
                                                       2005      1.203          1.301            48,648
                                                       2004      1.067          1.203             7,445
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (3/03)......................................  2008      2.120          1.195            77,022
                                                       2007      1.837          2.120            93,707
                                                       2006      1.676          1.837           117,519
                                                       2005      1.460          1.676           138,046
                                                       2004      1.289          1.460            88,458
                                                       2003      1.000          1.289            29,050

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/03).............................................  2008      2.560          1.519           128,808
                                                       2007      2.260          2.560            81,581
                                                       2006      2.047          2.260           123,162
                                                       2005      1.766          2.047           129,963
                                                       2004      1.442          1.766            96,435
                                                       2003      1.000          1.442            30,351

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2008      1.221          0.843           931,520
                                                       2007      1.198          1.221           794,267
                                                       2006      1.031          1.198           832,249
                                                       2005      1.000          1.031           274,584

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (3/03)........................  2008      1.837          1.037            89,084
                                                       2007      1.681          1.837           113,722
                                                       2006      1.575          1.681           118,922
                                                       2005      1.530          1.575           143,575
                                                       2004      1.398          1.530           125,348
                                                       2003      1.000          1.398            78,045

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (3/03)..........................................  2006      1.518          1.765                --
                                                       2005      1.398          1.518           216,787
                                                       2004      1.264          1.398            74,304
                                                       2003      1.000          1.264                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.523          3.203                --
                                                       2007      2.785          3.523           259,129
                                                       2006      2.214          2.785           279,797
                                                       2005      1.769          2.214           148,889
                                                       2004      1.444          1.769           138,274
                                                       2003      1.000          1.444            90,090

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (3/03)...................................  2008      2.398          1.404           211,778
                                                       2007      2.115          2.398           244,707
                                                       2006      1.773          2.115           279,880
                                                       2005      1.638          1.773           348,531
                                                       2004      1.407          1.638           261,810
                                                       2003      1.000          1.407           122,178

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.684          2.015                --
                                                       2005      1.575          1.684           109,878
                                                       2004      1.382          1.575            61,692
                                                       2003      1.000          1.382                --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (3/03).....................................  2008      2.283          1.259            64,866
                                                       2007      1.910          2.283            62,111
                                                       2006      1.716          1.910            64,024
                                                       2005      1.559          1.716            65,959
                                                       2004      1.318          1.559            69,946
                                                       2003      1.000          1.318            72,649

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.536          1.720                --
                                                       2005      1.503          1.536            20,613
                                                       2004      1.332          1.503            14,330
                                                       2003      1.000          1.332                --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (3/03).............................................  2007      1.465          1.558                --
                                                       2006      1.390          1.465                --
                                                       2005      1.331          1.390                --
                                                       2004      1.317          1.331             1,000
                                                       2003      1.000          1.317             1,000

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (3/03).............................................  2008      1.642          0.961           425,328
                                                       2007      1.648          1.642           455,952
                                                       2006      1.542          1.648           486,984
                                                       2005      1.406          1.542           558,437
                                                       2004      1.302          1.406           450,043
                                                       2003      1.000          1.302           350,532

  LMPVET Appreciation Subaccount (Class I) (3/03)....  2008      1.609          1.117           240,578
                                                       2007      1.511          1.609           515,693
                                                       2006      1.340          1.511           550,493
                                                       2005      1.308          1.340           337,519
                                                       2004      1.224          1.308           210,333
                                                       2003      1.000          1.224            86,657

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2008      1.537          1.065           218,830
                                                       2007      1.540          1.537           218,846

  LMPVET Capital and Income Subaccount (Class II)
  (3/03).............................................  2008      1.413          0.902         1,036,582
                                                       2007      1.365          1.413         1,148,078
                                                       2006      1.258          1.365         1,195,724
                                                       2005      1.229          1.258         1,591,442
                                                       2004      1.191          1.229         1,458,732
                                                       2003      1.000          1.191           342,479

  LMPVET Capital Subaccount (3/03)...................  2008      1.555          0.884           481,619
                                                       2007      1.554          1.555           673,614
                                                       2006      1.393          1.554           689,634
                                                       2005      1.347          1.393           794,953
                                                       2004      1.286          1.347           666,825
                                                       2003      1.000          1.286           803,287

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Dividend Strategy Subaccount (3/03).........  2008      1.466          1.028             6,221
                                                       2007      1.402          1.466            32,682
                                                       2006      1.210          1.402            75,517
                                                       2005      1.235          1.210            78,876
                                                       2004      1.216          1.235            15,742
                                                       2003      1.000          1.216             8,907

  LMPVET Equity Index Subaccount (Class II) (3/03)...  2008      1.633          1.002            72,840
                                                       2007      1.585          1.633            81,883
                                                       2006      1.401          1.585            85,913
                                                       2005      1.369          1.401           118,178
                                                       2004      1.264          1.369           114,854
                                                       2003      1.000          1.264            40,091

  LMPVET Fundamental Value Subaccount (Class I)
  (3/03).............................................  2008      1.759          1.096           227,409
                                                       2007      1.769          1.759           246,674
                                                       2006      1.542          1.769           247,944
                                                       2005      1.498          1.542           272,950
                                                       2004      1.410          1.498           258,650
                                                       2003      1.000          1.410           198,724

  LMPVET Global Equity Subaccount (3/03).............  2008      1.730          0.997            17,038
                                                       2007      1.679          1.730           352,446
                                                       2006      1.484          1.679           370,582
                                                       2005      1.418          1.484           409,926
                                                       2004      1.310          1.418           506,568
                                                       2003      1.000          1.310            92,525

  LMPVET Investors Subaccount (Class I) (3/03).......  2008      1.786          1.129            14,544
                                                       2007      1.750          1.786            38,336
                                                       2006      1.507          1.750            71,604
                                                       2005      1.440          1.507            76,174
                                                       2004      1.328          1.440            48,267
                                                       2003      1.000          1.328            16,418

  LMPVET Large Cap Growth Subaccount (Class I)
  (3/03).............................................  2008      1.498          0.923            72,843
                                                       2007      1.449          1.498            85,335
                                                       2006      1.410          1.449           111,679
                                                       2005      1.364          1.410           167,544
                                                       2004      1.384          1.364           123,627
                                                       2003      1.000          1.384           111,536

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Mid Cap Core Subaccount (Class I) (3/03)....  2008      1.778          1.130             9,500
                                                       2007      1.690          1.778             9,506
                                                       2006      1.499          1.690            13,357
                                                       2005      1.409          1.499            13,366
                                                       2004      1.299          1.409            29,756
                                                       2003      1.000          1.299             1,014

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (3/03)............................  2007      1.492          1.517                --
                                                       2006      1.353          1.492           218,851
                                                       2005      1.330          1.353           265,868
                                                       2004      1.269          1.330           270,602
                                                       2003      1.000          1.269            30,462

  LMPVET Small Cap Growth Subaccount (Class I)
  (3/03).............................................  2008      2.136          1.244             3,621
                                                       2007      1.977          2.136             3,621
                                                       2006      1.785          1.977             5,301
                                                       2005      1.732          1.785             5,301
                                                       2004      1.532          1.732             5,756
                                                       2003      1.000          1.532                --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2008      1.015          0.786           148,570
                                                       2007      1.020          1.015           198,088
                                                       2006      0.997          1.020           206,043
                                                       2005      0.992          0.997           234,300
                                                       2004      0.998          0.992           297,596
                                                       2003      1.000          0.998                --

  LMPVIT Diversified Strategic Income Subaccount
  (3/03).............................................  2008      1.179          1.001           180,738
                                                       2007      1.178          1.179           231,796
                                                       2006      1.138          1.178           240,761
                                                       2005      1.129          1.138           274,437
                                                       2004      1.077          1.129           364,055
                                                       2003      1.000          1.077           665,067

  LMPVIT High Income Subaccount (3/03)...............  2008      1.392          0.957           531,629
                                                       2007      1.413          1.392           624,691
                                                       2006      1.296          1.413           749,964
                                                       2005      1.286          1.296           812,059
                                                       2004      1.186          1.286           775,404
                                                       2003      1.000          1.186         1,458,539

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Money Market Subaccount (3/03)..............  2008      1.050          1.058           948,724
                                                       2007      1.019          1.050           589,467
                                                       2006      0.991          1.019           641,108
                                                       2005      0.982          0.991           993,652
                                                       2004      0.991          0.982         1,159,044
                                                       2003      1.000          0.991           325,339

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (3/03)...................................  2007      1.866          1.991                --
                                                       2006      1.683          1.866            14,774
                                                       2005      1.634          1.683            16,703
                                                       2004      1.439          1.634             4,841
                                                       2003      1.000          1.439             4,841

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).........  2007      1.774          1.860                --
                                                       2006      1.529          1.774            32,180
                                                       2005      1.496          1.529            32,184
                                                       2004      1.406          1.496            32,186
                                                       2003      1.000          1.406             9,776

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.604          1.666                --
                                                       2006      1.393          1.604           157,337
                                                       2005      1.373          1.393           171,444
                                                       2004      1.241          1.373            49,991
                                                       2003      1.000          1.241             4,911

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.793          1.975                --
                                                       2006      1.627          1.793           258,180
                                                       2005      1.531          1.627           286,618
                                                       2004      1.256          1.531           263,431
                                                       2003      1.000          1.256           166,385

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (1/70).............................................  2007      1.709          1.790                --
                                                       2006      1.616          1.709             5,030

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2008      1.786          1.100             1,302
                                                       2007      1.775          1.786             2,041

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/07)..........................................  2008      1.020          0.585            20,152
                                                       2007      1.218          1.020            42,461
                                                       2006      1.003          1.218            38,057

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Dreman Small Cap Value Subaccount (Class A)
  (1/70).............................................  2008      1.164          0.855                --
                                                       2007      1.196          1.164                --
                                                       2006      1.124          1.196            11,080

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2008      1.995          1.162            63,344
                                                       2007      2.049          1.995            78,672
                                                       2006      1.862          2.049           122,261

  MIST Janus Forty Subaccount (Class A) (1/70).......  2008      2.190          1.251             6,555
                                                       2007      1.710          2.190             3,365
                                                       2006      1.670          1.710            31,926

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2008      1.069          0.648             2,491
                                                       2007      1.209          1.069             3,205

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70) *.................................  2008      1.094          0.684           381,693
                                                       2007      1.074          1.094         1,012,191
                                                       2006      1.001          1.074           920,788

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (1/70) *...........................................  2008      1.058          0.636           288,331
                                                       2007      1.071          1.058           302,327
                                                       2006      0.971          1.071                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2008      1.625          0.916                --
                                                       2007      1.479          1.625                --
                                                       2006      1.499          1.479            32,017

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2008      1.338          0.807                --
                                                       2007      1.223          1.338                --
                                                       2006      1.234          1.223                --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2008      3.208          1.467           162,271

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2008      2.456          1.390             8,739
                                                       2007      2.342          2.456            26,309

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2008      1.200          1.101           459,867
                                                       2007      1.135          1.200           632,269

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2008      1.619          1.068            47,423
                                                       2007      1.570          1.619            69,334
                                                       2006      1.462          1.570           134,263

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.108          1.222                --
                                                       2006      1.054          1.108                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2008      1.217          1.067           864,179
                                                       2007      1.162          1.217           130,459
                                                       2006      1.123          1.162           132,030

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70) *........................................  2008      0.979          0.674           139,645
                                                       2007      1.027          0.979           192,764
                                                       2006      1.003          1.027           109,134

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2008      1.826          0.973            35,788
                                                       2007      1.544          1.826            38,231
                                                       2006      1.584          1.544            45,267

  MSF BlackRock Bond Income Subaccount (Class E)
  (1/70).............................................  2008      1.122          1.063           254,013
                                                       2007      1.077          1.122           229,048
                                                       2006      1.000          1.077           235,069

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2008      1.388          0.815            21,859
                                                       2007      1.414          1.388            22,628
                                                       2006      1.000          1.414            99,375

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2008      1.457          0.790             8,644
                                                       2007      1.428          1.457            14,974
                                                       2006      1.410          1.428            28,573

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2008      1.609          0.964            82,376
                                                       2007      1.575          1.609            82,992
                                                       2006      1.537          1.575           121,671

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2008      1.502          0.995            24,722

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/70)..........................................  2008      1.074          0.628                --
                                                       2007      1.059          1.074                --
                                                       2006      1.002          1.059                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (1/70)...................................  2008      1.080          0.908                --
                                                       2007      1.041          1.080                --
                                                       2006      1.001          1.041                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (1/70)........................  2008      1.079          0.831                --
                                                       2007      1.048          1.079                --
                                                       2006      1.002          1.048                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (1/70)..........................................  2008      1.079          0.756           199,602
                                                       2007      1.053          1.079           301,888
                                                       2006      1.002          1.053           174,774

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (1/70)........................  2008      1.079          0.688                --
                                                       2007      1.058          1.079                --
                                                       2006      1.002          1.058                --

  MSF MFS(R) Total Return Subaccount (Class F)
  (1/70).............................................  2008      1.460          1.114           703,833
                                                       2007      1.427          1.460           769,922
                                                       2006      1.337          1.427           802,398

  MSF MFS(R) Value Subaccount (Class A) (1/70).......  2008      1.474          1.097                --
                                                       2007      1.395          1.474            17,764
                                                       2006      1.264          1.395            19,503

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2008      1.096          0.640           140,589
                                                       2007      1.050          1.096           144,737
                                                       2006      0.996          1.050           159,241

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (1/70)...................................  2008      1.144          0.652            49,321
                                                       2007      1.067          1.144            49,321
                                                       2006      0.998          1.067                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.109          1.130                --
                                                       2006      1.121          1.109           595,389
                                                       2005      1.118          1.121           751,148
                                                       2004      1.045          1.118         1,011,643
                                                       2003      1.000          1.045           548,984

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)......................................  2008      1.154          1.188         1,418,854
                                                       2007      1.081          1.154         1,425,184
                                                       2006      1.060          1.081         1,236,175
                                                       2005      1.053          1.060           763,515
                                                       2004      1.022          1.053           666,405
                                                       2003      1.000          1.022           401,514

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).........................................  2007      2.176          2.354                --
                                                       2006      1.735          2.176            20,831
                                                       2005      1.574          1.735            20,044
                                                       2004      1.379          1.574            54,517
                                                       2003      1.000          1.379            11,655

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/03).............................................  2007      2.321          2.477                --
                                                       2006      2.015          2.321            36,557
                                                       2005      1.916          2.015            42,427
                                                       2004      1.546          1.916            28,652
                                                       2003      1.000          1.546            29,737

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (3/03).............................................  2006      1.408          1.499                --
                                                       2005      1.319          1.408            32,017
                                                       2004      1.261          1.319            44,476
                                                       2003      1.000          1.261            32,017

  Travelers Equity Income Subaccount (3/03)..........  2006      1.464          1.537                --
                                                       2005      1.426          1.464           150,777
                                                       2004      1.322          1.426            92,834
                                                       2003      1.000          1.322            47,301

  Travelers Large Cap Subaccount (3/03)..............  2006      1.369          1.410                --
                                                       2005      1.283          1.369            16,500
                                                       2004      1.226          1.283             7,293
                                                       2003      1.000          1.226                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (9/05)..................................  2006      1.027          1.091                --
                                                       2005      1.000          1.027                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)..................................  2006      1.009          1.012                --
                                                       2005      1.000          1.009                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.038          1.075                --
                                                       2005      1.000          1.038           193,376

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (6/05).......................  2006      1.051          1.096                --
                                                       2005      1.000          1.051                --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.024          1.044                --
                                                       2005      1.000          1.024                --

  Travelers Managed Income Subaccount (3/03).........  2006      1.050          1.039                --
                                                       2005      1.054          1.050           336,168
                                                       2004      1.044          1.054           315,079
                                                       2003      1.000          1.044           150,729

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mercury Large Cap Core Subaccount
  (3/03).............................................  2006      1.523          1.616                --
                                                       2005      1.383          1.523             5,703
                                                       2004      1.215          1.383             4,058
                                                       2003      1.000          1.215             5,450

  Travelers MFS(R) Mid Cap Growth Subaccount (3/03)..  2006      1.498          1.584                --
                                                       2005      1.479          1.498            56,027
                                                       2004      1.320          1.479                --
                                                       2003      1.000          1.320                --

  Travelers MFS(R) Total Return Subaccount (3/03)....  2006      1.296          1.337                --
                                                       2005      1.281          1.296         1,003,633
                                                       2004      1.170          1.281           747,467
                                                       2003      1.000          1.170           586,917

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.170          1.264                --
                                                       2005      1.119          1.170            20,909
                                                       2004      1.000          1.119                --

  Travelers Mondrian International Stock Subaccount
  (3/03).............................................  2006      1.622          1.862                --
                                                       2005      1.508          1.622           151,853
                                                       2004      1.326          1.508            78,528
                                                       2003      1.000          1.326                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.379          1.462                --
                                                       2005      1.325          1.379           175,808
                                                       2004      1.214          1.325            61,409
                                                       2003      1.000          1.214                --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.002          1.054                --
                                                       2005      1.000          1.002                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.113          1.123                --
                                                       2005      1.093          1.113         5,071,418
                                                       2004      1.000          1.093            13,243

  Travelers Strategic Equity Subaccount (3/03).......  2006      1.380          1.439                --
                                                       2005      1.377          1.380            12,238
                                                       2004      1.272          1.377            32,100
                                                       2003      1.000          1.272            32,496

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.072          1.234                --
                                                       2005      1.000          1.072                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.981          1.124                --
                                                       2005      1.000          0.981            11,080

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Van Kampen Enterprise Subaccount (3/03)..  2006      1.328          1.378                --
                                                       2005      1.254          1.328           100,119
                                                       2004      1.229          1.254            33,411
                                                       2003      1.000          1.229            33,411

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class I)
  (3/03).............................................  2008      1.572          1.499                --
                                                       2007      1.368          1.572            26,686
                                                       2006      1.354          1.368            69,092
                                                       2005      1.278          1.354            69,794
                                                       2004      1.215          1.278            72,512
                                                       2003      1.000          1.215            67,600





                VINTAGE ACCESS -- SEPARATE ACCOUNT CHARGES 2.70%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (3/03)...................................  2006      1.004          1.046               --
                                                       2005      1.000          1.004               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/03)...................................  2006      1.151          1.113               --
                                                       2005      1.000          1.151               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (3/03).............................................  2008      1.457          0.874               --
                                                       2007      1.304          1.457               --
                                                       2006      1.112          1.304               --
                                                       2005      1.000          1.112               --

  American Funds Growth Subaccount (Class 2) (3/03)..  2008      1.336          0.728           94,596
                                                       2007      1.222          1.336           94,596
                                                       2006      1.139          1.222           94,596
                                                       2005      1.000          1.139           94,596

  American Funds Growth-Income Subaccount (Class 2)
  (3/03).............................................  2008      1.187          0.718               --
                                                       2007      1.161          1.187               --
                                                       2006      1.035          1.161               --
                                                       2005      1.000          1.035               --

Capital Appreciation Fund
  Capital Appreciation Fund (3/03)...................  2006      1.161          1.145               --
                                                       2005      1.000          1.161               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/03).............................................  2006      1.080          1.394               --
                                                       2005      1.000          1.080               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.072          1.162               --
                                                       2005      1.000          1.072               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.099          1.220               --
                                                       2005      1.000          1.099               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (3/03)......................................  2008      1.401          0.782               --
                                                       2007      1.225          1.401               --
                                                       2006      1.128          1.225               --
                                                       2005      1.000          1.128               --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/03).............................................  2008      1.392          0.818           42,187
                                                       2007      1.240          1.392           42,187
                                                       2006      1.134          1.240           42,187
                                                       2005      1.000          1.134           42,187

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2008      1.192          0.816               --
                                                       2007      1.180          1.192               --
                                                       2006      1.025          1.180               --
                                                       2005      1.000          1.025               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (3/03)........................  2008      1.199          0.671               --
                                                       2007      1.108          1.199               --
                                                       2006      1.047          1.108               --
                                                       2005      1.000          1.047               --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (3/03)..........................................  2006      1.075          1.239               --
                                                       2005      1.000          1.075               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      1.880          1.704               --
                                                       2007      1.500          1.880           18,009
                                                       2006      1.203          1.500           18,009
                                                       2005      1.000          1.203           18,009

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (3/03)...................................  2008      1.418          0.823           92,200
                                                       2007      1.262          1.418           92,200
                                                       2006      1.067          1.262           92,200
                                                       2005      1.000          1.067           92,200

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.058          1.254               --
                                                       2005      1.000          1.058               --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (3/03).....................................  2008      1.436          0.785               --
                                                       2007      1.212          1.436               --
                                                       2006      1.099          1.212               --
                                                       2005      1.000          1.099               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.025          1.139               --
                                                       2005      1.000          1.025               --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (3/03).............................................  2007      1.085          1.151               --
                                                       2006      1.038          1.085               --
                                                       2005      1.000          1.038               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (3/03).............................................  2008      1.154          0.669               --
                                                       2007      1.168          1.154               --
                                                       2006      1.103          1.168               --
                                                       2005      1.000          1.103               --

  LMPVET Appreciation Subaccount (Class I) (3/03)....  2008      1.190          0.819               --
                                                       2007      1.128          1.190               --
                                                       2006      1.009          1.128               --
                                                       2005      1.000          1.009               --

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2008      1.131          0.777               --
                                                       2007      1.135          1.131               --

  LMPVET Capital and Income Subaccount (Class II)
  (3/03).............................................  2008      1.130          0.715               --
                                                       2007      1.102          1.130               --
                                                       2006      1.024          1.102               --
                                                       2005      1.000          1.024               --

  LMPVET Capital Subaccount (3/03)...................  2008      1.138          0.641               --
                                                       2007      1.149          1.138               --
                                                       2006      1.039          1.149               --
                                                       2005      1.000          1.039               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Dividend Strategy Subaccount (3/03).........  2008      1.159          0.806               --
                                                       2007      1.119          1.159               --
                                                       2006      0.975          1.119               --
                                                       2005      1.000          0.975               --

  LMPVET Equity Index Subaccount (Class II) (3/03)...  2008      1.169          0.711               --
                                                       2007      1.145          1.169               --
                                                       2006      1.022          1.145               --
                                                       2005      1.000          1.022               --

  LMPVET Fundamental Value Subaccount (Class I)
  (3/03).............................................  2008      1.159          0.716           25,432
                                                       2007      1.176          1.159           25,432
                                                       2006      1.035          1.176           25,432
                                                       2005      1.000          1.035           25,432

  LMPVET Global Equity Subaccount (3/03).............  2008      1.201          0.686               --
                                                       2007      1.176          1.201               --
                                                       2006      1.049          1.176               --
                                                       2005      1.000          1.049               --

  LMPVET Investors Subaccount (Class I) (3/03).......  2008      1.212          0.759           33,806
                                                       2007      1.199          1.212           33,806
                                                       2006      1.041          1.199           33,806
                                                       2005      1.000          1.041           33,806

  LMPVET Large Cap Growth Subaccount (Class I)
  (3/03).............................................  2008      1.096          0.669           38,455
                                                       2007      1.069          1.096           38,455
                                                       2006      1.050          1.069           38,455
                                                       2005      1.000          1.050           38,455

  LMPVET Mid Cap Core Subaccount (Class I) (3/03)....  2008      1.241          0.782               --
                                                       2007      1.190          1.241               --
                                                       2006      1.065          1.190               --
                                                       2005      1.000          1.065               --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (3/03)............................  2007      1.108          1.118               --
                                                       2006      1.013          1.108               --
                                                       2005      1.000          1.013               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (3/03).............................................  2008      1.258          0.726               --
                                                       2007      1.175          1.258               --
                                                       2006      1.070          1.175               --
                                                       2005      1.000          1.070               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2008      0.996          0.764               --
                                                       2007      1.010          0.996               --
                                                       2006      0.997          1.010               --
                                                       2005      1.000          0.997               --

  LMPVIT Diversified Strategic Income Subaccount
  (3/03).............................................  2008      1.009          0.849               --
                                                       2007      1.017          1.009               --
                                                       2006      0.991          1.017               --
                                                       2005      1.000          0.991               --

  LMPVIT High Income Subaccount (3/03)...............  2008      1.047          0.714               --
                                                       2007      1.073          1.047               --
                                                       2006      0.993          1.073               --
                                                       2005      1.000          0.993               --

  LMPVIT Money Market Subaccount (3/03)..............  2008      1.042          1.040               --
                                                       2007      1.020          1.042               --
                                                       2006      1.002          1.020               --
                                                       2005      1.000          1.002               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (3/03)...................................  2007      1.176          1.251               --
                                                       2006      1.071          1.176               --
                                                       2005      1.000          1.071               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).........  2007      1.183          1.237               --
                                                       2006      1.029          1.183               --
                                                       2005      1.000          1.029               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.164          1.205               --
                                                       2006      1.020          1.164           40,260
                                                       2005      1.000          1.020           40,260

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.168          1.282               --
                                                       2006      1.069          1.168               --
                                                       2005      1.000          1.069               --

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (1/70).............................................  2007      1.206          1.260               --
                                                       2006      1.148          1.206           37,866

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2008      1.250          0.763           37,866
                                                       2007      1.250          1.250           37,866

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/07)..........................................  2008      1.004          0.571               --
                                                       2007      1.211          1.004               --
                                                       2006      1.003          1.211               --

  MIST Dreman Small Cap Value Subaccount (Class A)
  (1/70).............................................  2008      1.138          0.828           15,825
                                                       2007      1.181          1.138           15,825
                                                       2006      1.116          1.181           15,825

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2008      1.284          0.741           25,692
                                                       2007      1.331          1.284           25,692
                                                       2006      1.217          1.331           25,692

  MIST Janus Forty Subaccount (Class A) (1/70).......  2008      1.479          0.837               --
                                                       2007      1.165          1.479               --
                                                       2006      1.145          1.165               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2008      1.046          0.628               --
                                                       2007      1.189          1.046               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70) *.................................  2008      1.078          0.668           43,845
                                                       2007      1.068          1.078           43,845
                                                       2006      1.001          1.068               --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (1/70) *...........................................  2008      1.042          0.621               --
                                                       2007      1.064          1.042               --
                                                       2006      0.970          1.064               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2008      1.218          0.680               --
                                                       2007      1.119          1.218               --
                                                       2006      1.141          1.119               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2008      1.308          0.781           14,740
                                                       2007      1.206          1.308           14,740
                                                       2006      1.224          1.206           14,740

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2008      1.707          0.776           18,009

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2008      1.518          0.851               --
                                                       2007      1.456          1.518               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2008      1.036          0.942               --
                                                       2007      0.986          1.036               --

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2008      1.199          0.784               --
                                                       2007      1.173          1.199               --
                                                       2006      1.099          1.173               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.093          1.203               --
                                                       2006      1.046          1.093               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2008      1.076          0.935               --
                                                       2007      1.037          1.076               --
                                                       2006      1.008          1.037               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70) *........................................  2008      0.964          0.658               --
                                                       2007      1.021          0.964               --
                                                       2006      1.003          1.021               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2008      1.246          0.658               --
                                                       2007      1.064          1.246               --
                                                       2006      1.098          1.064               --

  MSF BlackRock Bond Income Subaccount (Class E)
  (1/70).............................................  2008      1.033          0.970               --
                                                       2007      1.001          1.033               --
                                                       2006      1.000          1.001               --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2008      1.094          0.637               --
                                                       2007      1.126          1.094               --
                                                       2006      1.000          1.126               --

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2008      1.118          0.601               --
                                                       2007      1.106          1.118               --
                                                       2006      1.099          1.106               --

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2008      1.106          0.656               --
                                                       2007      1.092          1.106               --
                                                       2006      1.072          1.092               --

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2008      1.162          0.765               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/70)..........................................  2008      1.058          0.613               --
                                                       2007      1.052          1.058               --
                                                       2006      1.002          1.052               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (1/70)...................................  2008      1.063          0.886               --
                                                       2007      1.035          1.063               --
                                                       2006      1.001          1.035               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (1/70)........................  2008      1.062          0.811               --
                                                       2007      1.042          1.062               --
                                                       2006      1.002          1.042               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (1/70)..........................................  2008      1.063          0.738          315,261
                                                       2007      1.047          1.063          315,261
                                                       2006      1.002          1.047          315,261

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (1/70)........................  2008      1.063          0.671               --
                                                       2007      1.052          1.063               --
                                                       2006      1.002          1.052               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (1/70).............................................  2008      1.111          0.840               --
                                                       2007      1.096          1.111               --
                                                       2006      1.033          1.096               --

  MSF MFS(R) Value Subaccount (Class A) (1/70).......  2008      1.275          0.999               --
                                                       2007      1.217          1.275               --
                                                       2006      1.110          1.217               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2008      1.079          0.624               --
                                                       2007      1.043          1.079               --
                                                       2006      0.996          1.043               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (1/70)...................................  2008      1.127          0.636               --
                                                       2007      1.061          1.127               --
                                                       2006      0.998          1.061               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      0.966          0.982               --
                                                       2006      0.986          0.966               --
                                                       2005      1.000          0.986               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)......................................  2008      1.064          1.085           24,590
                                                       2007      1.005          1.064           24,590
                                                       2006      0.994          1.005           24,590
                                                       2005      1.000          0.994           24,590

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).........................................  2007      1.357          1.464               --
                                                       2006      1.091          1.357               --
                                                       2005      1.000          1.091               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/03).............................................  2007      1.198          1.275               --
                                                       2006      1.049          1.198               --
                                                       2005      1.000          1.049               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (3/03).............................................  2006      1.075          1.141               --
                                                       2005      1.000          1.075               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (3/03)..........  2006      1.024          1.072               --
                                                       2005      1.000          1.024               --

  Travelers Large Cap Subaccount (3/03)..............  2006      1.070          1.099               --
                                                       2005      1.000          1.070               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (9/05)..................................  2006      1.024          1.085               --
                                                       2005      1.000          1.024               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)..................................  2006      1.005          1.005               --
                                                       2005      1.000          1.005               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.033          1.066               --
                                                       2005      1.000          1.033          296,135

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (6/05).......................  2006      1.046          1.087               --
                                                       2005      1.000          1.046               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.020          1.036               --
                                                       2005      1.000          1.020               --

  Travelers Managed Income Subaccount (3/03).........  2006      0.984          0.971               --
                                                       2005      1.000          0.984               --

  Travelers Mercury Large Cap Core Subaccount
  (3/03).............................................  2006      1.085          1.148               --
                                                       2005      1.000          1.085           37,866

  Travelers MFS(R) Mid Cap Growth Subaccount (3/03)..  2006      1.041          1.098               --
                                                       2005      1.000          1.041               --

  Travelers MFS(R) Total Return Subaccount (3/03)....  2006      1.004          1.033               --
                                                       2005      1.000          1.004               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.031          1.110               --
                                                       2005      1.000          1.031               --

  Travelers Mondrian International Stock Subaccount
  (3/03).............................................  2006      1.063          1.217               --
                                                       2005      1.000          1.063           25,692

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.039          1.099               --
                                                       2005      1.000          1.039               --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      0.998          1.046               --
                                                       2005      1.000          0.998               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.002          1.008               --
                                                       2005      1.000          1.002               --

  Travelers Strategic Equity Subaccount (3/03).......  2006      1.039          1.080               --
                                                       2005      1.000          1.039               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.067          1.224               --
                                                       2005      1.000          1.067           14,740

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.977          1.116               --
                                                       2005      1.000          0.977           15,825

  Travelers Van Kampen Enterprise Subaccount (3/03)..  2006      1.066          1.103               --
                                                       2005      1.000          1.066               --

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class I)
  (3/03).............................................  2008      1.219          1.159               --
                                                       2007      1.071          1.219               --
                                                       2006      1.069          1.071               --
                                                       2005      1.000          1.069               --





---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2008.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2008 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities VI Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc..-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Van Kampen Enterprise Portfolio merged into Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Multiple Discipline Portfolio -- Large Cap Growth and Value merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.




Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.





Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.



Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX B

--------------------------------------------------------------------------------



                ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS



Certain Underlying Funds were subject to a merger, substitution or other change. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and new name of the trust of which the Underlying Fund is a part.





UNDERLYING FUND NAME CHANGES





            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------
JANUS ASPEN SERIES                             JANUS ASPEN SERIES
  Mid Cap Growth Portfolio                       Enterprise Portfolio




UNDERLYING FUND MERGERS/REORGANIZATIONS



The following former Underlying Funds were merged with or reorganized into the new Underlying Funds and /or were reorganized into a new trust.



         FORMER UNDERLYING FUND/TRUST                    NEW UNDERLYING FUND/TRUST
---------------------------------------------  ---------------------------------------------
METROPOLITAN SERIES FUND, INC.                 MET INVESTORS SERIES TRUST
  Capital Guardian U.S. Equity Portfolio       Pioneer Fund Portfolio
MET INVESTORS SERIES TRUST                     METROPOLITAN SERIES FUND, INC.
  Met/AIM Capital Appreciation Portfolio       BlackRock Legacy Large Cap Growth Portfolio
METROPOLITAN SERIES FUND, INC.                 METROPOLITAN SERIES FUND, INC.
  FI Large Cap Portfolio                       BlackRock Legacy Large Cap Growth Portfolio






UNDERLYING FUND SUBSTITUTIONS





The following new Underlying Funds were substituted for the former Underlying Funds.



            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------
PIMCO VARIABLE INSURANCE TRUST                 MET INVESTORS SERIES TRUST
  Total Return Portfolio                       PIMCO Total Return Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST      METROPOLITAN SERIES FUND, INC.
  Legg Mason Partners Variable Equity Index    MetLife Stock Index Portfolio
     Portfolio






UNDERLYING FUND SHARE CLASS EXCHANGE



The following former Underlying Fund share class was exchanged into the new Underlying Fund share class.



      FORMER UNDERLYING FUND SHARE CLASS              NEW UNDERLYING FUND SHARE CLASS
---------------------------------------------  ---------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST      LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Appreciation    Legg Mason Partners Variable Appreciation
     Portfolio - Class II                           Portfolio - Class I






INVESTMENT ADVISER MERGER



The following former Investment Adviser was merged with and into the new Investment Adviser.



          FORMER INVESTMENT ADVISER                        NEW INVESTMENT ADVISER
---------------------------------------------  ---------------------------------------------
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Met Investors Advisory, LLC                  MetLife Advisers, LLC

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX C

--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

          The Insurance Company

          Principal Underwriter

          Distribution and Principal Underwriting Agreement

          Valuation of Assets

          Federal Tax Considerations

          Independent Registered Public Accounting Firm

          Financial Statements

--------------------------------------------------------------------------------


A copy of the MetLife Insurance Company of Connecticut Statement of Additional Information dated May 1, 2009 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut, P.O. Box 10366, Des Moines, IA 50306-0366.


Name: -------------------------------------------------

Address: ----------------------------------------------




MIC-Book-67-68-77-89

                 PORTFOLIO ARCHITECT ACCESS ANNUITY PROSPECTUS:


          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES



                                   MAY 1, 2009


This prospectus describes PORTFOLIO ARCHITECT ACCESS ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."


You can choose to have your premium ("Purchase Payments") accumulate on a variable basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:



AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2      Lord Abbett Growth and Income
  American Funds Global Growth Fund                   Portfolio -- Class B
  American Funds Growth Fund                       Lord Abbett Mid Cap Value
  American Funds Growth-Income Fund                   Portfolio -- Class B
FIDELITY(R) VARIABLE INSURANCE                     Met/AIM Small Cap Growth Portfolio -- Class
  PRODUCTS -- SERVICE CLASS 2                         A
  Contrafund(R) Portfolio                          MFS(R) Emerging Markets Equity
  Mid Cap Portfolio                                   Portfolio -- Class B
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS     PIMCO Inflation Protected Bond
  TRUST -- CLASS 2                                    Portfolio -- Class A
  Templeton Foreign Securities Fund                PIMCO Total Return Portfolio -- Class B
JANUS ASPEN SERIES -- SERVICE SHARES               Pioneer Fund Portfolio -- Class A
  Global Technology Portfolio                      Pioneer Strategic Income Portfolio -- Class
LEGG MASON PARTNERS VARIABLE EQUITY TRUST             A
  Legg Mason Partners Variable Aggressive          Third Avenue Small Cap Value
     Growth Portfolio -- Class I                      Portfolio -- Class B
  Legg Mason Partners Variable Appreciation        Van Kampen Comstock Portfolio -- Class B
     Portfolio -- Class I                        METROPOLITAN SERIES FUND, INC.
  Legg Mason Partners Variable Fundamental         BlackRock Aggressive Growth
     Value Portfolio -- Class I                       Portfolio -- Class D
  Legg Mason Partners Variable Investors           BlackRock Bond Income Portfolio -- Class A
     Portfolio -- Class I                          BlackRock Diversified Portfolio -- Class A
  Legg Mason Partners Variable Large Cap           BlackRock Legacy Large Cap Growth
     Growth Portfolio -- Class I                      Portfolio -- Class A
  Legg Mason Partners Variable Small Cap           BlackRock Money Market Portfolio -- Class A
     Growth Portfolio -- Class I                   Davis Venture Value Portfolio -- Class A
  Legg Mason Partners Variable Social              FI Value Leaders Portfolio -- Class D
     Awareness Portfolio                           MetLife Aggressive Allocation
LEGG MASON PARTNERS VARIABLE INCOME TRUST             Portfolio -- Class B
  Legg Mason Partners Variable Adjustable          MetLife Conservative Allocation
     Rate Income Portfolio                            Portfolio -- Class B
MET INVESTORS SERIES TRUST                         MetLife Conservative to Moderate Allocation
  BlackRock High Yield Portfolio -- Class A           Portfolio -- Class B
  BlackRock Large Cap Core Portfolio -- Class      MetLife Moderate Allocation
     E                                                Portfolio -- Class B
  Clarion Global Real Estate                       MetLife Moderate to Aggressive Allocation
     Portfolio -- Class A                             Portfolio -- Class B
  Dreman Small Cap Value Portfolio -- Class A      MetLife Stock Index Portfolio -- Class B
  Harris Oakmark International                     MFS(R) Total Return Portfolio -- Class F
     Portfolio -- Class A                          MFS(R) Value Portfolio -- Class A
  Janus Forty Portfolio -- Class A                 Oppenheimer Global Equity
  Lazard Mid Cap Portfolio -- Class B                 Portfolio -- Class B
  Lord Abbett Bond Debenture                       T. Rowe Price Small Cap Growth
     Portfolio -- Class A                             Portfolio -- Class B
                                                   Western Asset Management U.S. Government
                                                      Portfolio -- Class A






Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see "Appendix B -- Additional Information Regarding Underlying Funds" for more information.


The Contract, certain Contract features and/or some of the funding options may not be available in all states.


This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2009. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 800-842-9368 or access the SEC's website (http://www.sec.gov). See Appendix C for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                TABLE OF CONTENTS




                                                                          PAGE
                                                                          ----
GLOSSARY................................................................     3
SUMMARY.................................................................     5
FEE TABLE...............................................................     8
CONDENSED FINANCIAL INFORMATION.........................................    13
THE ANNUITY CONTRACT....................................................    13
Contract Owner Inquiries................................................    14
Purchase Payments.......................................................    14
Accumulation Units......................................................    15
The Variable Funding Options............................................    15
CHARGES AND DEDUCTIONS..................................................    21
General.................................................................    21
Transfer Charge.........................................................    21
Administrative Charges..................................................    21
Mortality and Expense Risk Charge.......................................    22
Enhanced Stepped-Up Provision Charge....................................    22
Guaranteed Minimum Withdrawal Benefit Charge............................    22
Variable Funding Option Expenses........................................    22
Premium Tax.............................................................    22
Changes in Taxes Based upon Premium or Value............................    22
TRANSFERS...............................................................    22
Market Timing/Excessive Trading.........................................    23
Dollar Cost Averaging...................................................    25
ACCESS TO YOUR MONEY....................................................    25
Systematic Withdrawals..................................................    26
OWNERSHIP PROVISIONS....................................................    26
Types of Ownership......................................................    26
Contract Owner..........................................................    26
Beneficiary.............................................................    26
Annuitant...............................................................    27
DEATH BENEFIT...........................................................    27
Death Proceeds before the Maturity Date.................................    27
Enhanced Stepped-Up Provision ("E.S.P.")................................    29
Payment of Proceeds.....................................................    30
Spousal Contract Continuance (subject to availability -- does not apply
  if a non-spouse is a joint owner).....................................    32
Beneficiary Contract Continuance (not permitted for non-natural
  beneficiaries)........................................................    32
Death Proceeds after the Maturity Date..................................    33
Death Proceeds under 403(b) Contracts...................................    33
LIVING BENEFITS.........................................................    33
Guaranteed Minimum Withdrawal Benefit ("GMWB" or "Principal
  Guarantee")...........................................................    33
THE ANNUITY PERIOD......................................................    38
Maturity Date...........................................................    38
Allocation of Annuity...................................................    39
Variable Annuity........................................................    39
Fixed Annuity...........................................................    40
PAYMENTS OPTIONS........................................................    40
Election of Options.....................................................    40
Annuity Options.........................................................    40
Variable Liquidity Benefit..............................................    41
MISCELLANEOUS CONTRACT PROVISIONS.......................................    41
Right to Return.........................................................    41
Termination.............................................................    41
Required Reports........................................................    41
Suspension of Payments..................................................    42
THE SEPARATE ACCOUNT....................................................    42
Performance Information.................................................    43
FEDERAL TAX CONSIDERATIONS..............................................    43
General Taxation of Annuities...........................................    43
Types of Contracts: Qualified and Non-qualified.........................    44
Qualified Annuity Contracts.............................................    44
Taxation of Qualified Annuity Contracts.................................    44
Mandatory Distributions for Qualified Plans.............................    45
Individual Retirement Annuities.........................................    45
Roth IRAs ..............................................................    46
TSAs (ERISA and Non-ERISA)..............................................    46
Non-qualified Annuity Contracts.........................................    48
Diversification Requirements for Variable Annuities.....................    49
Ownership of the Investments............................................    49
Taxation of Death Benefit Proceeds......................................    50
Other Tax Considerations................................................    50
Treatment of Charges for Optional Benefits..............................    50
Guaranteed Minimum Withdrawal Benefits..................................    50
Puerto Rico Tax Considerations..........................................    50
Non-Resident Aliens.....................................................    53
Tax Credits and Deductions..............................................    53
OTHER INFORMATION.......................................................    53
The Insurance Company...................................................    53
Financial Statements....................................................    54
Distribution of Variable Annuity Contracts..............................    54
Conformity with State and Federal Laws..................................    56
Voting Rights...........................................................    56
Restrictions on Financial Transactions..................................    56
Legal Proceedings.......................................................    56
APPENDIX A: CONDENSED FINANCIAL INFORMATION FOR METLIFE OF CT SEPARATE
  ACCOUNT ELEVEN FOR VARIABLE ANNUITIES.................................   A-1
APPENDIX B: ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS...........   B-1
APPENDIX C: CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION.........   C-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (YOU) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds, adjusted by applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.


GOOD ORDER -- A request or transaction generally is considered in "good order" if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. If you have any questions, you should contact us or your sales representative before submitting the form or request.


HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or any other office that we may designate for the purpose of administering this Contract. For transfer, withdrawal, surrender, and (if applicable) loan requests, our Home Office address is: MetLife, P.O. Box 10366, Des Moines, IA 50306-0366 (for overnight delivery or courier service only: 4700 Westown Parkway, Suite 200, West Des Moines, IA 50266). For Purchase Payments and (if applicable) loan repayments, our Home Office address is: MetLife, P.O. Box 371857, Pittsburgh, PA 15250-7857.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, 408A or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND A portfolio of an open-end management investment company that is registered with the Securities and Exchange Commission in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- MetLife Insurance Company of Connecticut.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- "You" is the Contract Owner and a natural person, a trust established for the benefit of a natural person or a charitable remainder trust.

                                    SUMMARY:

                       PORTFOLIO ARCHITECT ACCESS ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.


WHAT COMPANY WILL ISSUE MY CONTRACT? Your Contract is issued by MetLife Insurance Company of Connecticut (the "Company," "We," or "Us"). The Company sponsors MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account" or "Separate Account Eleven"), a segregated account.


The Contract and/or certain optional benefits may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), 408(b) or 408A of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $15,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds. If your Contract was issued as a Qualified Contract under Section 403(b) of the Code in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments (if permitted) as significant adverse tax consequences may result from such additional payments. (See "Federal Tax Considerations.")

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See "The Annuity Contract" section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business (generally, 4:00 p.m., Eastern Time) on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each.

We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge each business day from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15%. We deduct the M&E charge at an annual rate of 1.55% for the Standard Death Benefit, and 1.75% for the Enhanced Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted each business day from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted each business day from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.


For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Access to Your Money - Systematic Withdrawals").


HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Income taxes and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the Prospectus for more details.


WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A to this prospectus provides more information about Accumulation Unit values.




ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

     - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

     - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

     - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

     - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

     - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary may elect to continue his/her portion of the Contract and take required distributions over time, rather than have the death benefit paid to the beneficiary in a lump sum.

     - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

                                    FEE TABLE

--------------------------------------------------------------------------------


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see "Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES

TRANSFER CHARGE.....................................................   $10(1)
(assessed on transfers that exceed 12 per year)


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE...............................   $30(2)


---------

(1)   We do not currently assess the transfer charge.

(2) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.55% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

                                                                   STANDARD DEATH    ENHANCED DEATH
                                                                       BENEFIT           BENEFIT
                                                                   --------------    --------------
Mortality and Expense Risk Charge..............................         1.55%(3)          1.75%(3)
Administrative Expense Charge..................................         0.15%             0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES
  SELECTED.....................................................         1.70%             1.90%
Optional E.S.P. Charge.........................................         0.20%             0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY
  SELECTED.....................................................         1.90%             2.10%
Optional GMWB I Charge (maximum upon reset)....................         1.00%(4)          1.00%(4)
Optional GMWB II Charge (maximum upon reset)...................         1.00%(4)          1.00%(4)
Optional GMWB III Charge.......................................         0.25%             0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
  SELECTED.....................................................         2.70%             2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
  SELECTED.....................................................         2.70%             2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
  SELECTED.....................................................         1.95%             2.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I
  SELECTED.....................................................         2.90%             3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II
  SELECTED.....................................................         2.90%             3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III
  SELECTED.....................................................         2.15%             2.35%


(3) We are waiving the following amounts of the Mortality and Expense Risk charge on these Subaccounts: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio, 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio, an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio, an amount equal to the underlying fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio, an amount equal to the underlying fund expenses that are in excess of 1.10% for the Subaccount investing in the

      Third Avenue Small Cap Value Portfolio, an amount equal to the underlying fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio, an amount equal to the underlying fund expenses that are in excess of 1.12% for the Subaccount investing in the Lord Abbett Mid-Cap Value Portfolio, an amount equal to the underlying fund expenses that are in excess of 0.87% for the Subaccount investing in the Lord Abbett Growth and Income Portfolio, an amount equal to the underlying fund expenses that are in excess of 0.84% for the Subaccount investing in the T.Rowe Price Small Cap Growth Portfolio, and an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Oppenheimer Global Equity Portfolio.

(4) The current charges for the available GMWB riders with a reset feature (see "Access to Your Money -- Guaranteed Minimum Withdrawal Benefit") are 0.40% for GMWB I and 0.50% for GMWB II.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2008 (UNLESS OTHERWISE INDICATED):



The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9368.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                         MINIMUM    MAXIMUM
                                                                         -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and
  other expenses)                                                         0.34%      1.70%



UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE   NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES*     EXPENSES   REIMBURSEMENT   EXPENSES**
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ----------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
  American Funds Global Growth
     Fund........................     0.53%        0.25%       0.02%            --            0.80%           --          0.80%
  American Funds Growth Fund.....     0.32%        0.25%       0.01%            --            0.58%           --          0.58%
  American Funds Growth-Income
     Fund........................     0.27%        0.25%       0.01%            --            0.53%           --          0.53%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
  Contrafund(R) Portfolio........     0.56%        0.25%       0.10%            --            0.91%           --          0.91%
  Dynamic Capital Appreciation
     Portfolio+..................     0.56%        0.25%       0.31%            --            1.12%           --          1.12%
  Mid Cap Portfolio..............     0.56%        0.25%       0.12%            --            0.93%           --          0.93%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
  Templeton Foreign Securities
     Fund........................     0.64%        0.25%       0.15%          0.02%           1.06%         0.02%         1.04%(1)
JANUS ASPEN SERIES -- SERVICE
  SHARES
  Global Life Sciences
     Portfolio+..................     0.64%        0.25%       0.81%            --            1.70%         0.21%         1.49%(2)
  Global Technology Portfolio....     0.64%        0.25%       0.22%            --            1.11%           --          1.11%
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason Partners Variable
     Aggressive Growth
     Portfolio -- Class I++......     0.75%          --        0.04%            --            0.79%           --          0.79%(3)
  Legg Mason Partners Variable
     Appreciation
     Portfolio -- Class I........     0.70%          --        0.06%          0.01%           0.77%           --          0.77%(3)
  Legg Mason Partners Variable
     Fundamental Value
     Portfolio -- Class I........     0.75%          --        0.05%            --            0.80%           --          0.80%(3)
  Legg Mason Partners Variable
     Investors Portfolio -- Class
     I...........................     0.64%          --        0.09%            --            0.73%           --          0.73%(3)

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE   NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES*     EXPENSES   REIMBURSEMENT   EXPENSES**
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ----------
  Legg Mason Partners Variable
     Large Cap Growth
     Portfolio -- Class I++......     0.75%          --        0.08%            --            0.83%           --          0.83%(3)
  Legg Mason Partners Variable
     Small Cap Growth
     Portfolio -- Class I........     0.75%          --        0.19%            --            0.94%           --          0.94%(3)
  Legg Mason Partners Variable
     Social Awareness
     Portfolio++.................     0.67%          --        0.24%            --            0.91%           --          0.91%(3)
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Partners Variable
     Adjustable Rate Income
     Portfolio++.................     0.55%        0.25%       0.42%            --            1.22%           --          1.22%(3)
MET INVESTORS SERIES TRUST
  BlackRock High Yield
     Portfolio -- Class A........     0.60%          --        0.07%            --            0.67%           --          0.67%
  BlackRock Large Cap Core
     Portfolio -- Class E........     0.58%        0.15%       0.04%            --            0.77%           --          0.77%
  Clarion Global Real Estate
     Portfolio -- Class A........     0.63%          --        0.06%            --            0.69%           --          0.69%
  Dreman Small Cap Value
     Portfolio -- Class A........     0.79%          --        0.07%            --            0.86%           --          0.86%
  Harris Oakmark International
     Portfolio -- Class A........     0.78%          --        0.07%            --            0.85%           --          0.85%
  Janus Forty Portfolio -- Class
     A...........................     0.64%          --        0.03%            --            0.67%           --          0.67%
  Lazard Mid Cap
     Portfolio -- Class A+.......     0.69%          --        0.05%            --            0.74%           --          0.74%(4)
  Lazard Mid Cap
     Portfolio -- Class B........     0.69%        0.25%       0.05%            --            0.99%           --          0.99%(4)
  Lord Abbett Bond Debenture
     Portfolio -- Class A........     0.50%          --        0.03%            --            0.53%           --          0.53%
  Lord Abbett Growth and Income
     Portfolio -- Class B........     0.50%        0.25%       0.03%            --            0.78%           --          0.78%
  Lord Abbett Mid Cap Value
     Portfolio -- Class B........     0.68%        0.25%       0.07%            --            1.00%           --          1.00%(5)
  Met/AIM Small Cap Growth
     Portfolio -- Class A........     0.86%          --        0.03%            --            0.89%           --          0.89%
  MFS(R) Emerging Markets Equity
     Portfolio -- Class B........     0.98%        0.25%       0.15%            --            1.38%           --          1.38%
  MFS(R) Research International
     Portfolio -- Class B+.......     0.70%        0.25%       0.06%            --            1.01%           --          1.01%
  PIMCO Inflation Protected Bond
     Portfolio -- Class A........     0.49%          --        0.04%            --            0.53%           --          0.53%
  PIMCO Total Return
     Portfolio -- Class B(6).....     0.48%        0.25%       0.05%            --            0.78%           --          0.78%
  Pioneer Fund Portfolio -- Class
     A...........................     0.70%          --        0.29%            --            0.99%           --          0.99%(7)
  Pioneer Strategic Income
     Portfolio -- Class A........     0.60%          --        0.07%            --            0.67%           --          0.67%
  Third Avenue Small Cap Value
     Portfolio -- Class B........     0.73%        0.25%       0.04%            --            1.02%           --          1.02%
  Van Kampen Comstock
     Portfolio -- Class B(8).....     0.58%        0.25%       0.03%            --            0.86%           --          0.86%
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth
     Portfolio -- Class D........     0.72%        0.10%       0.05%            --            0.87%           --          0.87%
  BlackRock Bond Income
     Portfolio -- Class A........     0.38%          --        0.05%            --            0.43%         0.01%         0.42%(9)
  BlackRock Diversified
     Portfolio -- Class A(10)....     0.45%          --        0.04%            --            0.49%           --          0.49%
  BlackRock Legacy Large Cap
     Growth Portfolio -- Class
     A(11).......................     0.73%          --        0.05%            --            0.78%         0.01%         0.77%(12)
  BlackRock Money Market
     Portfolio -- Class A........     0.32%          --        0.02%            --            0.34%         0.01%         0.33%(13)
  Davis Venture Value
     Portfolio -- Class A........     0.70%          --        0.03%            --            0.73%         0.04%         0.69%(14)
  FI Value Leaders
     Portfolio -- Class D........     0.65%        0.10%       0.06%            --            0.81%           --          0.81%

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE   NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES*     EXPENSES   REIMBURSEMENT   EXPENSES**
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ----------
  MetLife Aggressive Allocation
     Portfolio -- Class B........     0.10%        0.25%       0.03%          0.72%           1.10%         0.03%         1.07%(15)
  MetLife Conservative Allocation
     Portfolio -- Class B........     0.10%        0.25%       0.02%          0.56%           0.93%         0.02%         0.91%(15)
  MetLife Conservative to
     Moderate Allocation
     Portfolio -- Class B........     0.09%        0.25%       0.01%          0.61%           0.96%           --          0.96%(15)
  MetLife Moderate Allocation
     Portfolio -- Class B........     0.07%        0.25%         --           0.65%           0.97%           --          0.97%(15)
  MetLife Moderate to Aggressive
     Allocation
     Portfolio -- Class B........     0.07%        0.25%         --           0.68%           1.00%           --          1.00%(15)
  MetLife Stock Index
     Portfolio -- Class B........     0.25%        0.25%       0.04%            --            0.54%         0.01%         0.53%(16)
  MFS(R) Total Return
     Portfolio -- Class F........     0.53%        0.20%       0.05%            --            0.78%           --          0.78%
  MFS(R) Value Portfolio -- Class
     A...........................     0.72%          --        0.08%            --            0.80%         0.07%         0.73%(17)
  Oppenheimer Global Equity
     Portfolio -- Class B........     0.52%        0.25%       0.09%            --            0.86%           --          0.86%
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B+.......     0.60%        0.25%       0.07%            --            0.92%           --          0.92%
  T. Rowe Price Small Cap Growth
     Portfolio -- Class B........     0.51%        0.25%       0.08%            --            0.84%           --          0.84%
  Western Asset Management U.S.
     Government
     Portfolio -- Class A........     0.48%          --        0.04%            --            0.52%           --          0.52%



---------

* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.

** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.

+ Not available under all Contracts. Availability depends on Contract issue date.




++ Fees and expenses of this Portfolio are based on the Portfolio's fiscal year ended October 31, 2008.


(1) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the Sweep Money Fund which is the "acquired fund" in this case) to the extent of the Fund's fees and expenses of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.


(2) Janus Capital has contractually agreed to waive the Portfolio's total operating expenses (excluding the distribution and shareholder servicing fee, the administrative services fee applicable to certain portfolios, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to certain limits until at least May 1, 2010. The expense waiver shown reflects the application of such limits.


(3) Other Expenses have been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the fund going forward.


(4) Other Expenses include 0.02% of deferred expense reimbursement from a prior period.



(5) Other Expenses include 0.03% of deferred expense reimbursement from a prior period.



(6) This Portfolio is not available for investment prior to May 4, 2009. If you select the PIMCO VIT Total Return Portfolio (of PIMCO Variable Insurance Trust) on your application and we receive your application on or after May 1, 2009, your purchase payments will automatically be allocated to the PIMCO Total Return Portfolio (of Met Investors Series Trust) (the "Replacement Fund'') because the PIMCO VIT Total Return Portfolio was replaced by the Replacement Fund after 4:00 p.m. Eastern Time on May 1, 2009. If you do not want your purchase payment to be allocated to the Replacement Fund, you should choose a fund other than the PIMCO VIT Total Return Portfolio on your application.





(7) The Management Fee has been restated to reflect an amended management fee agreement as if the fees had been in effect during the previous fiscal year. Other Expenses include 0.01% of deferred expense reimbursement from a prior period.





(8) This Portfolio is not available for investment prior to May 4, 2009. If you select the Van Kampen Life Investment Trust Comstock Portfolio (of Van Kampen Life Investment Trust) on your application and we receive your application on or after May 1, 2009, your purchase payments will automatically be allocated to the Van Kampen Comstock Portfolio (of Met Investors Series Trust) (the "Replacement Fund") because the Van Kampen Life Investment Trust Comstock Portfolio was replaced by the Replacement Fund after 4:00 p.m. Eastern Time on May 1, 2009. If you do not want your purchase payment to be allocated to the Replacement Fund, you should choose a fund other than the Van Kampen Life Investment Trust Comstock Portfolio on your application.



(9) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.325% for the Portfolio's average daily net assets in excess of $1 billion but less than $2 billion.





(10) This Portfolio is not available for investment prior to May 4, 2009. If you select the Legg Mason Partners Managed Assets Portfolio on your application and we receive your application on or after May 1, 2009, your purchase payments will automatically be allocated to the BlackRock Diversified Portfolio (the "Replacement Fund") because the Legg Mason Partners Managed Assets Portfolio merged into the Replacement Fund after 4:00 p.m. Eastern Time on May 1, 2009. If you do not want your purchase payment to be allocated to the Replacement Fund, you should choose a fund other than the Legg Mason Partners Managed Assets Portfolio on your application.



(11) This Portfolio is not available for investment prior to May 4, 2009. If you select the Met/AIM Capital Appreciation Portfolio or FI Large Cap Portfolio on your application and we receive your application on or after May 1, 2009, your purchase payments will automatically be allocated to the BlackRock Legacy Large Cap Growth Portfolio (the "Replacement Fund") because the Met/AIM Capital Appreciation Portfolio and FI Large Cap Portfolio merged into the Replacement Fund after 4:00 p.m. Eastern Time on May 1, 2009. If you do not want your purchase payment to be allocated to the Replacement Fund, you should choose a fund other than the Met/AIM Capital Appreciation Portfolio or FI Large Cap Portfolio on your application.



(12) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.73% for the first $300 million of the Portfolio's average daily net assets and 0.705% for the next $700 million.



(13) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.345% for the first $500 million of the Portfolio's average daily net assets and 0.335% for the next $500 million. Other Expenses include Treasury Guarantee Program expenses of 0.012% incurred for the period September 19, 2008 through December 31, 2008.





(14) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.75% for the first $50 million of the Portfolio's average daily net assets, 0.70% for the next $450 million, 0.65% for the next $4 billion, and 0.625% for amounts over $4.5 billion.



(15) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to waive fees or pay all expenses (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) so as to limit net operating expenses of the Portfolio to 0.35% of the average daily net assets of the Class B shares.



(16) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to 0.243%.





(17) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets, 0.60% for the next $250 million, and 0.50% for amounts over $1.5 billion.


EXAMPLE

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. This example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

The example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses.

This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and a Guaranteed Minimum Withdrawal Benefit (assuming the maximum charge of 1.00% applies in all Contract Years).


                                                                                         IF CONTRACT IS NOT SURRENDERED
                                                                                                       OR
                                               IF CONTRACT IS SURRENDERED AT THE            ANNUITIZED AT THE END OF
                                                      END OF PERIOD SHOWN:                       PERIOD SHOWN:
                                          -------------------------------------------    ------------------------------
FUNDING OPTION                            1 YEAR     3 YEARS     5 YEARS     10 YEARS    1 YEAR     3 YEARS     5 YEARS
--------------                            ------     -------     -------     --------    ------     -------     -------
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................     $485       $1,455      $2,426      $4,859      $485       $1,455      $2,426
Underlying Fund with Minimum Total
Annual Operating
Expenses..............................     $350       $1,060      $1,786      $3,671      $350       $1,060      $1,786
                                             IF
                                          CONTRACT
                                           IS NOT
                                           SURREN-
                                          DERED OR
                                           ANNUI-
                                          TIZED AT
                                           THE END
                                             OF
                                           PERIOD
                                           SHOWN:
                                          --------
FUNDING OPTION                            10 YEARS
--------------                            --------
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................     $4,859
Underlying Fund with Minimum Total
Annual Operating
Expenses..............................     $3,671



                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------


See Appendix A.


                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

Portfolio Architect Access Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax-deferred in the funding options of your choice. We offer multiple Variable Funding Options. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account. The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The Contract is available for purchase to owners and Annuitants age 80 or under as of the Contract Date.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.

                                                          MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
            DEATH BENEFIT/OPTIONAL FEATURE                      ANNUITANT ON THE CONTRACT/RIDER DATE
------------------------------------------------------    -----------------------------------------------
Standard Death Benefit                                                           80
Enhanced Death Benefit                                                           75
Enhanced Stepped-Up Provision (E.S.P)                                            75


Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your tax adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 800-842-9368.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $15,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent. Purchase Payments may be made at any time while the Annuitant is alive and before the date Annuity Payments begin.

We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.")

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.


We will credit any subsequent Purchase Payment to a Contract on the same business day we receive it, if it is received in Good Order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).


IF YOU SEND YOUR PURCHASE PAYMENTS OR TRANSACTION REQUESTS TO AN ADDRESS OTHER THAN THE ONE WE HAVE DESIGNATED FOR RECEIPT OF SUCH PURCHASE PAYMENTS OR REQUESTS, WE MAY RETURN THE PURCHASE PAYMENT TO YOU, OR THERE MAY BE A DELAY IN APPLYING THE PURCHASE PAYMENT OR TRANSACTION TO YOUR CONTRACT.

QUALIFIED CONTRACTS UNDER SECTION 403(B). If your Contract was issued as a Qualified Contract under Section 403(b) of the Code (also called a "tax sheltered annuity" or "TSA") in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See "Federal Tax Consequences.")

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment or transfer request (or, liquidate for a withdrawal request) is determined by dividing the amount directed to each Variable Funding Option (or, taken from each Variable Funding Option) by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each Variable Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance policies, and in some instances, certain retirement plans. They are not the same as the retail mutual funds offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.

We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Underlying Funds. When the Company develops a variable product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN YOUR CONTRACT VALUE RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.

In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company (both of which are now MetLife Insurance Company of Connecticut) from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason. The agreement also obligates Legg Mason to continue making payments to the Company with respect to Underlying Funds advised by Legg Mason affiliates, on the same terms provided for in administrative services agreements between Citigroup's asset management affiliates and the Travelers insurance companies that predate the acquisition.


PAYMENTS WE RECEIVE. As described above, an investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of its affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts, and, in the Company's role as an intermediary, with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of its affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.


The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment adviser MetLife Advisers, LLC, which is formed as a "limited liability company." The Company's ownership interest in MetLife Advisers, LLC entitles us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the adviser. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the adviser to the subadvisers.)


Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee
Table -- Underlying Fund Fees and Expenses" and "Other
Information -- Distribution of Variable Annuity Contracts.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor, MetLife Investors Distribution Company. Payments under an Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.

We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "Distribution of Variable Annuity Contracts.")

Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY

OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9368 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.


The current Underlying Funds are listed below, along with their investment advisers and any subadviser:


             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
American Funds Global Growth Fund  Seeks capital appreciation         Capital Research and Management
                                   through stocks.                    Company
American Funds Growth Fund         Seeks capital appreciation         Capital Research and Management
                                   through stocks.                    Company
American Funds Growth-Income Fund  Seeks both capital appreciation    Capital Research and Management
                                   and income.                        Company
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio            Seeks long-term capital            Fidelity Management & Research
                                   appreciation.                      Company
                                                                      Subadviser: FMR Co., Inc.,
                                                                      Fidelity Research & Analysis
                                                                      Company
Dynamic Capital Appreciation       Seeks capital appreciation.        Fidelity Management & Research
  Portfolio+                                                          Company
                                                                      Subadviser: FMR Co., Inc.,
                                                                      Fidelity Research & Analysis
                                                                      Company
Mid Cap Portfolio                  Seeks long-term growth of          Fidelity Management & Research
                                   capital.                           Company
                                                                      Subadviser: FMR Co., Inc.,
                                                                      Fidelity Research & Analysis
                                                                      Company
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
Templeton Foreign Securities Fund  Seeks long-term capital growth.    Templeton Investment Counsel, LLC
                                                                      Subadviser: Franklin Templeton
                                                                      Investment Management Limited
JANUS ASPEN SERIES -- SERVICE
  SHARES
Global Life Sciences Portfolio+    Seeks long-term growth of          Janus Capital Management LLC
                                   capital.
Global Technology Portfolio        Seeks long-term growth of          Janus Capital Management LLC
                                   capital.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
Legg Mason Partners Variable       Seeks capital appreciation.        Legg Mason Partners Fund Advisor,
  Aggressive Growth                                                   LLC
  Portfolio -- Class I                                                Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks long-term appreciation of    Legg Mason Partners Fund Advisor,
  Appreciation Portfolio -- Class  capital.                           LLC
  I                                                                   Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks long-term capital growth.    Legg Mason Partners Fund Advisor,
  Fundamental Value                Current income is a secondary      LLC
  Portfolio -- Class I             consideration.                     Subadviser: ClearBridge Advisors,
                                                                      LLC

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
Legg Mason Partners Variable       Seeks long-term growth of          Legg Mason Partners Fund Advisor,
  Investors Portfolio -- Class I   capital. Current income is a       LLC
                                   secondary objective.               Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks long-term growth of          Legg Mason Partners Fund Advisor,
  Large Cap Growth                 capital.                           LLC
  Portfolio -- Class I                                                Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks long-term growth of          Legg Mason Partners Fund Advisor,
  Small Cap Growth                 capital.                           LLC
  Portfolio -- Class I                                                Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks capital appreciation and     Legg Mason Partners Fund Advisor,
  Social Awareness Portfolio       retention of net investment        LLC
                                   income.                            Subadviser: Legg Mason Investment
                                                                      Counsel, LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
Legg Mason Partners Variable       Seeks to provide high current      Legg Mason Partners Fund Advisor,
  Adjustable Rate Income           income and to limit the degree of  LLC
  Portfolio                        fluctuation of its net asset       Subadviser: Western Asset
                                   value resulting from movements in  Management Company
                                   interest rates.
MET INVESTORS SERIES TRUST++
BlackRock High Yield               Seeks to maximize total return,    MetLife Advisers, LLC
  Portfolio -- Class A             consistent with income generation  Subadviser: BlackRock Financial
                                   and prudent investment             Management, Inc.
                                   management.
BlackRock Large Cap Core           Seeks long-term capital growth.    MetLife Advisers, LLC
  Portfolio -- Class E                                                Subadviser: BlackRock Advisors,
                                                                      LLC
Clarion Global Real Estate         Seeks to provide total return      MetLife Advisers, LLC
  Portfolio -- Class A             through investment in real estate  Subadviser: ING Clarion Real
                                   securities, emphasizing both       Estate Securities, L.P.
                                   capital appreciation and current
                                   income.
Dreman Small Cap Value             Seeks capital appreciation.        MetLife Advisers, LLC
  Portfolio -- Class A                                                Subadviser: Dreman Value
                                                                      Management, L.L.C.
Harris Oakmark International       Seeks long-term capital            MetLife Advisers, LLC
  Portfolio -- Class A             appreciation.                      Subadviser: Harris Associates
                                                                      L.P.
Janus Forty Portfolio -- Class A   Seeks capital appreciation.        MetLife Advisers, LLC
                                                                      Subadviser: Janus Capital
                                                                      Management LLC
Lazard Mid Cap Portfolio -- Class  Seeks long-term growth of          MetLife Advisers, LLC
  A+                               capital.                           Subadviser: Lazard Asset
                                                                      Management LLC
Lazard Mid Cap Portfolio -- Class  Seeks long-term growth of          MetLife Advisers, LLC
  B                                capital.                           Subadviser: Lazard Asset
                                                                      Management LLC
Lord Abbett Bond Debenture         Seeks high current income and the  MetLife Advisers, LLC
  Portfolio -- Class A             opportunity for capital            Subadviser: Lord, Abbett & Co.
                                   appreciation to produce a high     LLC
                                   total return.

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
Lord Abbett Growth and Income      Seeks long-term growth of capital  MetLife Advisers, LLC
  Portfolio -- Class B             and income without excessive       Subadviser: Lord, Abbett & Co.
                                   fluctuation in market value.       LLC
Lord Abbett Mid Cap Value          Seeks capital appreciation         MetLife Advisers, LLC
  Portfolio -- Class B             through investments primarily in   Subadviser: Lord, Abbett & Co.
                                   equity securities which are        LLC
                                   believed to be undervalued in the
                                   marketplace.
Met/AIM Small Cap Growth           Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class A             capital.                           Subadviser: Invesco Aim Capital
                                                                      Management, Inc.
MFS(R) Emerging Markets Equity     Seeks capital appreciation.        MetLife Advisers, LLC
  Portfolio -- Class B                                                Subadviser: Massachusetts
                                                                      Financial Services Company
MFS(R) Research International      Seeks capital appreciation.        MetLife Advisers, LLC
  Portfolio -- Class B+                                               Subadviser: Massachusetts
                                                                      Financial Services Company
PIMCO Inflation Protected Bond     Seeks to provide maximum real      MetLife Advisers, LLC
  Portfolio -- Class A             return, consistent with            Subadviser: Pacific Investment
                                   preservation of capital and        Management Company LLC
                                   prudent investment management.
PIMCO Total Return                 Seeks maximum total return,        MetLife Advisers, LLC
  Portfolio -- Class B             consistent with the preservation   Subadviser: Pacific Investment
                                   of capital and prudent investment  Management Company LLC
                                   management.
Pioneer Fund Portfolio -- Class A  Seeks reasonable income and        MetLife Advisers, LLC
                                   capital growth.                    Subadviser: Pioneer Investment
                                                                      Management, Inc.
Pioneer Strategic Income           Seeks a high level of current      MetLife Advisers, LLC
  Portfolio -- Class A             income.                            Subadviser: Pioneer Investment
                                                                      Management, Inc.
Third Avenue Small Cap Value       Seeks long-term capital            MetLife Advisers, LLC
  Portfolio -- Class B             appreciation.                      Subadviser: Third Avenue
                                                                      Management LLC
Van Kampen Comstock                Seeks capital growth and income.   MetLife Advisers, LLC
  Portfolio -- Class B                                                Subadviser: Morgan Stanley
                                                                      Investment Management, Inc.
                                                                      (d/b/a Van Kampen)
METROPOLITAN SERIES FUND, INC.
BlackRock Aggressive Growth        Seeks maximum capital              MetLife Advisers, LLC
  Portfolio -- Class D             appreciation.                      Subadviser: BlackRock Advisors,
                                                                      LLC
BlackRock Bond Income              Seeks a competitive total return   MetLife Advisers, LLC
  Portfolio -- Class A             primarily from investing in        Subadviser: BlackRock Advisors,
                                   fixed-income securities.           LLC
BlackRock Diversified              Seeks high total return while      MetLife Advisers, LLC
  Portfolio -- Class A             attempting to limit investment     Subadviser: BlackRock Advisors,
                                   risk and preserve capital.         LLC
BlackRock Legacy Large Cap Growth  Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class A             capital.                           Subadviser: BlackRock Advisors,
                                                                      LLC
BlackRock Money Market             Seeks a high level of current      MetLife Advisers, LLC
  Portfolio -- Class A             income consistent with             Subadviser: BlackRock Advisors,
                                   preservation of capital.           LLC

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
Davis Venture Value                Seeks growth of capital.           MetLife Advisers, LLC
  Portfolio -- Class A                                                Subadviser: Davis Selected
                                                                      Advisers, L.P.
FI Value Leaders                   Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class D             capital.                           Subadviser: Pyramis Global
                                                                      Advisors, LLC
MetLife Aggressive Allocation      Seeks growth of capital.           MetLife Advisers, LLC
  Portfolio -- Class B
MetLife Conservative Allocation    Seeks high level of current        MetLife Advisers, LLC
  Portfolio -- Class B             income, with growth of capital as
                                   a secondary objective.
MetLife Conservative to Moderate   Seeks high total return in the     MetLife Advisers, LLC
  Allocation Portfolio -- Class B  form of income and growth of capital, with a greater emphasis
                                   on income.
MetLife Moderate Allocation        Seeks a balance between a high     MetLife Advisers, LLC
  Portfolio -- Class B             level of current income and
                                   growth of capital, with a greater
                                   emphasis on growth of capital.
MetLife Moderate to Aggressive     Seeks growth of capital.           MetLife Advisers, LLC
  Allocation Portfolio -- Class B
MetLife Stock Index                Seeks to equal the performance of  MetLife Advisers, LLC
  Portfolio -- Class B             the Standard & Poor's 500(R)       Subadviser: MetLife Investment
                                   Composite Stock Price Index.       Advisors Company, LLC
MFS(R) Total Return                Seeks a favorable total return     MetLife Advisers, LLC
  Portfolio -- Class F             through investment in a            Subadviser: Massachusetts
                                   diversified portfolio.             Financial Services Company
MFS(R) Value Portfolio -- Class A  Seeks capital appreciation.        MetLife Advisers, LLC
                                                                      Subadviser: Massachusetts
                                                                      Financial Services Company
Oppenheimer Global Equity          Seeks capital appreciation.        MetLife Advisers, LLC
  Portfolio -- Class B                                                Subadviser: OppenheimerFunds,
                                                                      Inc.
T. Rowe Price Large Cap Growth     Seeks long-term growth of capital  MetLife Advisers, LLC
  Portfolio -- Class B+            and, secondarily, dividend         Subadviser: T. Rowe Price
                                   income.                            Associates, Inc.
T. Rowe Price Small Cap Growth     Seeks long-term capital growth.    MetLife Advisers, LLC
  Portfolio -- Class B                                                Subadviser: T. Rowe Price
                                                                      Associates, Inc.
Western Asset Management U.S.      Seeks to maximize total return     MetLife Advisers, LLC
  Government Portfolio -- Class A  consistent with preservation of    Subadviser: Western Asset
                                   capital and maintenance of         Management Company
                                   liquidity.



---------
+ Not available under all Contracts. Availability depends on Contract issue date.




++ Prior to May 1, 2009, Met Investors Advisory, LLC was the investment adviser of Met Investors Series Trust (the "Trust"). On May 1, 2009, Met Investors Advisory, LLC merged with and into MetLife Advisers, LLC, and MetLife Advisers, LLC has now become the investment adviser of the Trust.



Certain Variable Funding Options may have been subject to a merger, substitution or other change. Please see "Appendix B -- Additional Information Regarding Underlying Funds."

                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the services and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     - the ability for you to make withdrawals and surrenders under the Contracts

     - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

     - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

     -    administration of the annuity options available under the Contracts

     -    the distribution of various reports to Contract Owners

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

     - sales and marketing expenses including commission payments to your registered representative

     -    other costs of doing business

Risks we assume include:

     - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

     - that the amount of the death benefit will be greater than the Contract Value

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual Contract administrative charge and the administrative expense charge. The annual Contract administrative charge will be deducted on a pro-rata basis from amounts allocated to the Variable Funding Options. We will deduct this charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge :

     (1)  from the distribution of death proceeds;

     (2)  after an annuity payout has begun; or

     (3) if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge is 1.55% annually. If you choose the Enhanced Death Benefit, the M&E charge is 1.75% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your registered representative.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE


If you elect to add a GMWB rider to your Contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. You may elect these GMWB riders only at the time of your initial purchase of the Contract. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.


VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in Good Order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.


Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., American Funds Global Growth Fund, Templeton Foreign Securities Fund, Janus Aspen Global Life Sciences Portfolio, Janus Aspen Global Technology Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio, BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, Dreman Small Cap Value Portfolio, Harris Oakmark International Portfolio, Lord Abbett Bond Debenture Portfolio, Met/AIM Small Cap Growth Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Pioneer Strategic Income Portfolio, Third Avenue Small Cap Value Portfolio, Oppenheimer Global Equity Portfolio, and T. Rowe Price Small Cap Growth Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

AMERICAN FUNDS MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

     - reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. You may only have one DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA Program, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any any premium tax not previously deducted. Unless you submit a Written Request specifying the Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.


We may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. It is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in Good Order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.


We may withhold payment of surrender or withdrawal proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law). There is currently no additional fee for electing systematic withdrawals.

Each systematic withdrawal is subject to federal income taxes on the taxable portion and may be subject to Contract charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations.") No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS

--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from the Variable Funding Options, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

     -    the death benefit will not be payable upon the Annuitant's death

     -    the Contingent Annuitant becomes the Annuitant

     -    all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal or beneficiary contract continuance ("Death Report Date").

There are age restrictions on certain death benefits (see The Annuity Contract section).

Note: If the owner dies before the Annuitant, the death benefit is recalculated replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT

If the Annuitant is less than age 80 on the Contract Date and dies before the Maturity Date, the death benefit payable as of the Death Report Date will be the greatest of a), b) or c) below, less any applicable premium tax. If the Annuitant is 80 or older on the Contract Date and dies before the Maturity Date, the death benefit payable as of the Death Report Date will be the greater of a) or b) below, less any applicable premium tax.

     a)   the Contract Value on the Death Report Date


     b)   the Adjusted Purchase Payment* (as described below)



     c)   the Step-Up Value** (if any, as described below)


ENHANCED DEATH BENEFIT

If the Annuitant dies before the Maturity Date and before age 80, the death benefit payable as of the Death Report Date will be the greatest of (a), (b),
(c) or (d), less any applicable premium tax:

     a)   the Contract Value on the Death Report Date


     b)   the Adjusted Purchase Payment* (as described below)

     c)   the Step-Up Value** (if any, as described below)



     d)   the Roll-Up Death Benefit Value** (if any, as described below)


If the Annuitant dies before the Maturity Date and on or after age 80, the death benefit payable as of the Death Report Date will be the greatest of (a), (b),
(c) or (d), less any applicable premium tax:

     a)   the Contract Value on the Death Report Date


     b)   the Adjusted Purchase Payment* (as described below)



     c)   the Step-Up Value**(if any, as described below)



     d) the Roll-Up Death Benefit Value**(if any, as described below) available at the Annuitant's 80(th) birthday, plus any additional Purchase Payments, minus any partial surrender reductions (as described below) which occur after the Annuitant's 80(th) birthday


* If you have elected a GMWB Rider (Principal Guarantee) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date you purchase the rider.


** Your Step-Up Value or the Roll-Up Death Benefit Value will be subject to the partial surrender reduction below even if you have elected the GMWB rider (Principal Guarantee).


ADJUSTED PURCHASE PAYMENT:

The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever any additional Purchase Payment(s) are made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a partial surrender reduction as described below.

STEP UP VALUE:

The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80(th) birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value on that date. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a partial surrender is taken, the Step-Up Value will be reduced by a partial surrender reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80(th) birthday will be those related to additional Purchase Payments or partial surrenders as described above.

ROLL UP DEATH BENEFIT VALUE:

On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal (a) plus (b) minus (c), increased by 5%, where:

     (a) is the Roll-Up Death Benefit as of the previous Contract Date anniversary

     (b)  any Purchase Payments made during the previous Contract Year

     (c) any Partial Surrender Reductions (as described below) during the previous Contract Year

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal (a) plus (b) minus (c), where:

     (a) the Roll-Up Death Benefit Value on the previous Contract Date anniversary

     (b) any Purchase Payments made since the previous Contract Date anniversary

     (c) any Partial Surrender Reductions (as described below) since the previous Contract Date anniversary.

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions (as described below).

PARTIAL SURRENDER REDUCTION:

ADJUSTED PURCHASE PAYMENT. The Partial Surrender Reduction is equal to (1) the Adjusted Purchase Payment in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

STEP-UP VALUE AND ROLL-UP VALUE. The Partial Surrender Reduction is equal to (1) the amount of the death benefit value (Step-Up or Roll-Up Value) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

The following examples apply to the Adjusted Purchase Payment, Step-Up Value or Roll-Up Value. Assume your current Contract Value is $55,000. If the current value of your death benefit is $50,000, and you decide to make a withdrawal of $10,000, we would reduce death benefit as follows:

           50,000 x (10,000/55,000) = $9,090

Your new death benefit would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If the current value of your death benefit is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the death benefit as follows:

           50,000 x (10,000/30,000) = $16,666

Your new death benefit would be 50,000-16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE. This provision must be elected at time of application.

If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE CONTRACT DATE, 40% OF THE LESSER
OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE CONTRACT DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the initial Contract Value. Whenever an additional Purchase Payment is made, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

           50,000 X (10,000/55,000) = 9,090

You new modified Purchase Payment would be 50,000 -- 9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

           50,000 X (10,000/30,000) = $16,666

Your new modified Purchase Payment would be 50,000 -- 16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

NON-QUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
--------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE         The beneficiary (ies), or if   The beneficiary elects to      Yes
ANNUITANT) (WITH NO JOINT     none, to the Contract          continue the Contract rather
OWNER)                        Owner's estate.                than receive a lump sum
                                                             distribution.
--------------------------------------------------------------------------------------------------------------

OWNER (WHO IS THE ANNUITANT)  The beneficiary (ies), or if   The beneficiary elects to      Yes
(WITH NO JOINT OWNER)         none, to the Contract          continue the Contract rather
                              Owner's estate.                than receive a lump sum
                                                             distribution.
--------------------------------------------------------------------------------------------------------------

NON-SPOUSAL JOINT OWNER (WHO  The surviving joint owner.                                    Yes
IS NOT THE ANNUITANT)
--------------------------------------------------------------------------------------------------------------

NON-SPOUSAL JOINT OWNER (WHO  The beneficiary (ies), or if   The beneficiary elects to      Yes
IS THE ANNUITANT)             none, to the surviving joint   continue the Contract rather
                              owner.                         than receive a lump sum
                                                             distribution.
--------------------------------------------------------------------------------------------------------------

SPOUSAL JOINT OWNER (WHO IS   The surviving joint owner.     The spouse elects to           Yes
NOT THE ANNUITANT)                                           continue the Contract.
--------------------------------------------------------------------------------------------------------------

SPOUSAL JOINT OWNER (WHO IS   The beneficiary (ies), or if   The spouse elects to           Yes
THE ANNUITANT)                none, to the surviving joint   continue the Contract.
                              owner.
                                                             A spouse who is not the
                                                             beneficiary may decline to
                                                             continue the Contract and
                                                             instruct the Company to pay
                                                             the beneficiary.
--------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
--------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE     The beneficiary (ies), or if   The beneficiary elects to      Yes
CONTRACT OWNER)               none, to the Contract Owner.   continue the Contract rather
                                                             than receive a lump sum
                                                             distribution.
                                                             But, if there is a
                                                             Contingent Annuitant, then
                                                             the Contingent Annuitant
                                                             becomes the Annuitant and
                                                             the Contract continues in
                                                             effect (generally using the
                                                             original Maturity Date). The
                                                             proceeds will then be paid
                                                             upon the death of the
                                                             Contingent Annuitant or
                                                             owner.
--------------------------------------------------------------------------------------------------------------

ANNUITANT (WHO IS THE         See death of "Owner who is                                    Yes
CONTRACT OWNER)               the Annuitant" above.
--------------------------------------------------------------------------------------------------------------

ANNUITANT (WHERE OWNER IS A   The beneficiary (ies), or if                                  Yes (Death of
NON-NATURAL PERSON/TRUST)     none, to the owner.                                           Annuitant is
                                                                                            treated as death
                                                                                            of the owner in
                                                                                            these
                                                                                            circumstances.)
--------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT          No death proceeds are                                         N/A
(ASSUMING ANNUITANT IS STILL  payable; Contract continues.
ALIVE)
--------------------------------------------------------------------------------------------------------------

BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------


QUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
--------------------------------------------------------------------------------------------------------------
OWNER/ANNUITANT               The beneficiary (ies), or if   The beneficiary elects to      Yes
                              none, to the Contract          continue the Contract rather
                              Owner's estate.                than receive a lump sum
                                                             distribution.
--------------------------------------------------------------------------------------------------------------
BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------


* Certain payout rules of the Code are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. Spousal beneficiaries must choose to continue the Contract as allowed under the spousal contract continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5-year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

The terms and conditions that applied to the original Contract (including Contract fees and charges) will also apply to the continued Contract, with certain exceptions described in the Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract. For purposes of the death benefit on the continued Contract, the death benefit will be calculated the same as prior to continuance except all values used to calculate the death benefit, which may include a Step-Up Value or Roll-Up Death Benefit Value (depending on the optional benefit), are reset on the date the spouse continues the contract.


Spousal continuation will not satisfy required minimum distribution rules for Qualified Contracts other than IRAs. In addition, because the contract proceeds must be distributed within the time periods required by the federal Internal Revenue Code, the right of a spouse to continue the contract, and all contract provisions relating to spousal continuation, are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act, or any other applicable federal law.


BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

     -    transfer ownership

     -    take a loan

     -    make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity option then in effect.


DEATH PROCEEDS UNDER 403(B) CONTRACTS



If your Contract was issued in connection with a 403(b) plan, your beneficiary may elect to have the Contract's death proceeds paid through an account called the Total Control Account at the time for payment. The Total Control Account is an interest-bearing account through which the beneficiary has complete access to the proceeds, with unlimited check writing privileges. We credit interest to the account at a rate that will not be less than a minimum guaranteed rate.



Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.


                                 LIVING BENEFITS

--------------------------------------------------------------------------------

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

For an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your Contract each year.


AVAILABILITY AND ELIGIBILITY We offer several different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. Additionally, each GMWB rider may offer different features depending upon the rider's issue date and state availability. Please check with your registered representative regarding which features are available in your state.



The GMWB riders described in this prospectus are called "GMWB I", "GMWB II", and ; we may refer to any one of these as GMWB. The availability of each rider is shown below.


CURRENTLY, YOU MAY ELECT A GMWB RIDER ONLY AT THE TIME OF YOUR INITIAL PURCHASE OF THE CONTRACT.

REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment. If you added the GMWB after the initial purchase of the Contract, the Initial RBB is the Contract Value on the date the GMWB was added. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
If you make your first                    5% of RBB                 5% of RBB                 5% of RBB
withdrawal before the 3rd
anniversary
after you purchase GMWB:
--------------------------------------------------------------------------------------------------------------
If you make your first                   10% of RBB                10% of RBB                 5% of RBB
withdrawal on or after the 3(rd)
anniversary after you purchase
GMWB:
--------------------------------------------------------------------------------------------------------------



ADDITIONAL PREMIUM. Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.


We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.


WITHDRAWALS. When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.


However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

     - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

     - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

     - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

     - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

WITHDRAWAL EXAMPLES. The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. The example does not reflect the deduction of fees and charges and applicable income taxes and penalties. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

                   WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

-------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
-------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
-------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
-------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $100,000        $100,000               $5,000         $100,000        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $110,000        $100,000               $5,000          $90,000        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
PARTIAL
WITHDRAWAL        N/A         (100,000 x           [5,000 x (1-         N/A         (100,000 x           [5,000 x (1-
REDUCTION                  10,000/110,000) =    90,000/100,000)] =               10,000/90,000) =     88,889/100,000)] =
(PWR)                            9,091                  500                           $11,111                $556
-------------------------------------------------------------------------------------------------------------------------
GREATER OF
PWR OR THE
DOLLAR AMOUNT                   $10,000                                               $11,111
OF THE
WITHDRAWAL                  (10,000>9,091)                                        (11,111>10,000)
-------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $10,000                $500           $10,000         $11,111                $556
-------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
AFTER
WITHDRAWAL     $100,000         $90,000               $4,500          $80,000         $88,889               $4,444
-------------------------------------------------------------------------------------------------------------------------


                          WITHDRAWAL EXAMPLE FOR GMWB I

-------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
-------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
-------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
-------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $100,000        $100,000               $5,000         $100,000        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $110,000        $100,000               $5,000          $90,000        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY                     $90,909               $4,545                          $88,889               $4,444
AFTER
WITHDRAWAL               [100,000 -- (100,000         [(5,000                  [100,000 -- (100,000        [5,000 x
               $100,000    x10,000/110,000)]     x90,909/100,000)]    $80,000    x10,000/90,000)]      (88,889/100,000)]
-------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $9,091                 $455           $10,000         $11,111                $556
-------------------------------------------------------------------------------------------------------------------------


TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY). If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

     - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

          -    a qualified retirement plan (Code Section 401),

          -    a tax-sheltered annuity (Code Section 403(b)),

          -    an individual retirement account (Code Sections 408(a)),

          -    an individual retirement annuity (Code Section 408(b)), or

          -    a qualified deferred compensation plan (Code Section 457).

          Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

     - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

     - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

     - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004-9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).

You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:

     - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB anniversary.

          You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.

     - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY). If you select GMWB I or GMWB II, you may choose to reset your RBB starting with the 5th year anniversary date of your GMWB purchase. In accordance with the terms of the rider we have established the following procedures for resets. If you elect to reset within 30 days prior to the end of the 5th contract year, your new RBB will be reset to equal your current Contract Value. If you do not reset on the 5th year anniversary, you will have the opportunity to elect to reset during the 30-day period prior to each anniversary following the date of your 5th year anniversary of your GMWB purchase. In the event that you elect a reset you will be eligible to reset your RBB again provided that 5 contract years have elapsed since the most recent reset, so long as your election is made during the 30-day period prior to the anniversary date of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the charge may increase if you elect to reset the RBB. (In such cases, the charge will never exceed the guaranteed maximum charge.) Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE. The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted each business day from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.

--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
Current Annual Charge                       0.40%                     0.50%                     0.25%
--------------------------------------------------------------------------------------------------------------
Maximum Annual Charge After a               1.00%                     1.00%                      N/A
Reset
--------------------------------------------------------------------------------------------------------------


MAXIMUM RBB. Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION. Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5(th) anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB. If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

     - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

     - The total annual payment amount will equal the AWB and will never exceed your RBB, and

     - We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES AMONG THE GMWB RIDERS

The following chart may help you decide which version of GMWB is best for you.

--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
AWB                                  5% of RBB if first        5% of RBB if first             5% of RBB
                                   withdrawal before 3(rd)   withdrawal before 3(rd)
                                   anniversary 10% of RBB    anniversary 10% of RBB
                                   if first withdrawal on    if first withdrawal on
                                       or after 3(rd)            or after 3(rd)
                                         anniversary               anniversary
--------------------------------------------------------------------------------------------------------------
ANNUAL CHARGE                               0.40%                     0.50%                     0.25%
--------------------------------------------------------------------------------------------------------------
RESET                                        Yes                       Yes                       No
--------------------------------------------------------------------------------------------------------------
CAN I CANCEL MY GMWB?                        No               Yes, after the 5(th)      Yes, after the 5(th)
                                                               anniversary of GMWB       anniversary of GMWB
                                                                    purchase                  purchase
--------------------------------------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS                      No                        Yes                       Yes
--------------------------------------------------------------------------------------------------------------
WAIVER OF RECALCULATION OF AWB               No                        Yes                       Yes
FOR DISTRIBUTIONS FROM TAX-
QUALIFIED PLANS
--------------------------------------------------------------------------------------------------------------


                               THE ANNUITY PERIOD

--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among payout options or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life;
(b) for life with a minimum number of payments assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states. Please be aware that once the Contract is annuitized, you are ineligible to receive the death benefit you have selected and any living benefit rider is terminated.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90(th) birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us). (For Contracts issued in Florida and New York, the Maturity Date you elect may not be later than the Annuitant's 90(th) birthday.)

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.


DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you were issued a Contract with sex-distinct annuity rates prior to the time that state law mandated unisex annuity rates (if applicable in your state), the annuity rates we use will not be less than the guaranteed sex-distinct rates in the Contract when issued. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.


The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.


During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract. (See "Annuity Options.") Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to a survivor under Options 3, 4 and 6 and/or the duration of the guarantee period under Options 2, 5 and 6.


The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected. This option may not satisfy the minimum required distribution rules for Qualified Contracts. Consult a tax adviser before electing this option.

Option 6 -- Other Annuity Options. We will make any other arrangements for Annuity Payments as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the annuity option "Payments for a Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to the present value of remaining certain payments. The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

                        MISCELLANEOUS CONTRACT PROVISIONS

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RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Accordingly, no Contract will be terminated due solely to negative investment performance. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value. Federal tax law may impose additional restrictions on our right to terminate your traditional IRA, Roth IRA or other Qualified Contract.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders.


                              THE SEPARATE ACCOUNT

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The Company issues the Contract under Separate Account Eleven. Separate Account Eleven was established on November 14, 2002 and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended. Prior to December 8, 2008, the Company issued the Contract under MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002 ("MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002") and MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002 ("MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002"). On December 8, 2008, MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002 and MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002 along with certain other separate accounts (collectively, the "Former Separate Accounts") were combined with and into Separate Account Eleven (the "Combination").



In connection with the Combination, we transferred the assets of the Former Separate Accounts to Separate Account Eleven and Separate Account Eleven assumed the liabilities and contractual obligations of the Former Separate Accounts. The financial statements of Separate Account Eleven reflect the Combination. Assets and liabilities are reported on a combined basis and unit values are illustrated as a range.


We hold the assets of the Separate Account for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims-paying ability of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

We reserve the right to transfer assets of the Separate Account to another separate account, and/or to modify the structure or operation of the Separate Account, subject to the necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P. or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

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The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

GENERAL TAXATION OF ANNUITIES


Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax advisor.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including
IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has been submitted to the IRS for review and is awaiting approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits.

Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS


Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.



Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Enhanced Stepped-Up Provision, as well as all living benefits such as GMAB and GMWB, if available in your contract) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.



MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.


NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, INCLUDING IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.


SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009: Under recently enacted legislation, you (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution ("RMD") for 2009. The waiver does not apply to any 2008 payments even if received in 2009, so for those payments, you are still required to receive your first RMD payment by April 1, 2009. In contrast, if your first RMD would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five year rule is applied without regard to calendar year 2009. For instance, if you died in 2007, the five year period ends in 2013 instead of 2012. This RMD waiver does not apply if you are receiving annuity payments under your contract. The RMD rules are complex, so please consult with your tax advisor before waiving your 2009 RMD payment.


INDIVIDUAL RETIREMENT ANNUITIES


To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,000 in 2009, and it may be indexed for inflation in years after 2009. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.


Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $49,000 or 100% of pay for each participant in 2009.


ROTH IRAS



Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

TSAS (ERISA AND NON-ERISA)

GENERAL. TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.

In general contributions to sec.403(b) arrangements are subject to limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).


The IRS adopted new regulations in 2007 affecting sec.403(b) plans and arrangements. As part of these regulations, employers will need to meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under sec.403(b). These regulations are generally effective January 1, 2009. Prior to the new rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under sec.403(b) under certain conditions (so-called "90-24 transfers"). The new regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.


If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

     - Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

     - Is directly transferred to another permissible investment under sec.403(b) arrangements;

     -    Relates to amounts that are not salary reduction elective deferrals;

     - Occurs after you die, leave your job or become disabled (as defined by the Code); or

     - Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.


DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:


     (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

     (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

     (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

     (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

     (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

     (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

     (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

Many of the federal income tax rules pertaining to Designated Roth Accounts have not yet been finalized. Both you and your employer should consult their own tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.


The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:


The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

LOANS. If your TSA Contract permits loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all you employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

     -    a non-taxable return of your Purchase Payment; or

     -    a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.

PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59 1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received under that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.

We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFITS

If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value. This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).

PUERTO RICO TAX CONSIDERATIONS


GENERAL TAX TREATMENT OF ANNUITIES



For Puerto Rico tax purposes, amounts received as an annuity under an annuity contract are defined as amounts (determined based on a computation with reference to life expectancy and mortality tables) received in periodical installments and payable over a period longer than one year from the annuity starting date.



Annuity payments generally have two elements: a part that constitutes a return of the annuity's cost (return of capital) and a part that constitutes income.



From each annuity payment received, taxpayers must include in their gross income for income tax purposes the lower of (a) the annuity payments received during the taxable year, or (b) 3% of the aggregate premiums or consideration paid for the annuity divided by 12 and multiplied by the number of months in respect to which the installment is paid. The excess over the 3% is excluded from gross income until the aggregate premiums or consideration is recovered.



Once the annuity's cost has been fully recovered, all of the annuity payment constitutes taxable income. There is no penalty tax on early distributions from annuity contracts.



No gain or loss has to be generally recognized when certain insurance policies are exchanged for other insurance policies. These tax free exchanges include a life insurance contract for another or for an endowment or annuity contract (or a combination thereof). The total amount received, within the same taxable year, from a variable annuity contract issued by an eligible insurance company, may be taxed as a long-term capital gain at the rate in effect at the time of the transaction. Effective July 1, 2007, the rate in effect is 10%.



A VARIABLE ANNUITY CONTRACT UNDER NONQUALIFIED PLANS



A variable annuity contract may be purchased by an employer for an employee under a nonqualified stock bonus, pension, profit sharing or annuity plan. The employer may purchase the variable annuity contract and transfer it to a trust created under the terms of the nonqualified plan or can make contributions to the nonqualified trust in order to provide [a] variable annuity contract[s] for his employees.



The purchase payments paid or the employer's contributions made to a trust under a plan during a taxable year of the employer which ends within or with a taxable year of the trust, shall be included in the gross income of the employee, if his beneficial interest in the employer's contributions is nonforfeitable at the time the contribution is made. An employee's beneficial interest in the contributions is nonforfeitable if there is no contingency under the plan which may cause the employee to lose his rights in the contribution.



When the contributions are included in the employee's gross income, they are considered part of the consideration paid by him for the annuity. The amounts contributed by the employer constitute consideration paid by the employee which is taken into account for purposes of determining the taxable amount of each annuity payment received.



The contributions paid by the employer to or under the nonqualified plan for providing retirement benefits to the employees under an annuity or insurance contract are deductible in the taxable year when paid if the employee's rights to or derived from such employer's contribution are nonforfeitable at the time the contribution is made.



If an amount is paid on behalf of the employee during the taxable year but the rights of the employee therein are forfeitable at the time the amount is paid, no employer deduction is allowable for such amount for any taxable year.



A nonqualified plan may not be subject to certain rules which apply to a qualified plan such as rules regarding participation, vesting and funding. Thus, nonqualified annuity plans may be used by an employer to provide additional benefits to key employees.



Since a nonqualified trust is not tax-exempt, the trust itself will be taxable on the income of the trust assets.



A VARIABLE ANNUITY CONTRACT UNDER A QUALIFIED PLAN



A variable annuity contract may be purchased by an employer for an employee under a qualified pension, profit-sharing, stock bonus, annuity, or a cash or deferred arrangement ("CODA") plan established pursuant to Section 1165 of the PR Code. The employer has two alternatives: (1) purchase the annuity contract and transfer the same to the trust under the plan, or (2) make contributions to a trust under a qualified plan for the purpose of providing an annuity contract for an employee.



Qualified plans must comply with the requirements of Section 1165(a) of the PR Code which include, among others, certain participation requirements. The trust created under the qualified plan is exempt from tax on its investment income.



CONTRIBUTIONS. The employer is entitled, in determining its net taxable income, to claim a current income tax deduction for contributions made to the trust created under the terms of a qualified plan. However, statutory limitations on the deductibility of contributions made to the trust under a qualified plan limit the amount of funds that may be contributed each year.

DISTRIBUTIONS. The amount paid by the employer towards the purchase of the variable annuity contract or contributed to the trust for providing variable annuity contracts for the employees is not required to be included in the income of the employee. However, any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available.



In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the variable annuity contract for purposes of determining the amount of annuity payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan shall be included in their entirety in the employee's gross income.



Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source.



A special rate of 10% may apply instead, if the plan satisfies the following requirements: (1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and
(2) after December 31, 2007, 10% of all plan's trust assets attributable to participants which are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period. If those two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. Property located in Puerto Rico includes Shares of stock of a Puerto Rico corporation, bonds, notes and other evidence of indebtedness issued by the Commonwealth of Puerto Rico or the instrumentalities thereof.



The PR Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.



ROLLOVER. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the total distribution is contributed to another qualified retirement plan or traditional individual retirement account ('IRA") for the employee's benefit no later than sixty (60) days after the distribution.



ERISA CONSIDERATIONS. In the context of a Puerto Rico qualified retirement plan trust, the U.S. Internal Revenue Service has recently held that the transfer of assets and liabilities from a U.S. Internal Revenue Code qualified retirement plan trust to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a U.S. Internal Revenue Code qualified retirement plan trust to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes of U.S. Internal Revenue Code Section 401(a). The U.S. Internal Revenue Service has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section (i)(1) would be applicable to transfers taking effect after December 31, 2010.



A VARIABLE ANNUITY CONTRACT UNDER A KEOGH PLAN



A variable annuity contract may be purchased for purposes of funding a self employed retirement plan under Section 1165(f) of the PR Code. This plan is commonly known as a Keogh plan or an HR 10 plan.



This plan permits self-employed individuals and owner-employees to adopt pension plans, profit sharing plans or annuity plans for themselves and their employees. A self-employed individual is any individual who carries on a trade or business as a sole proprietor, an independent contractor or anyone who is in business for himself or herself.



An owner-employee is any individual who owns all of an unincorporated business. In the case of a corporation of individuals or a special partnership under Subchapter K of the PR Code, an owner-employee is a shareholder or a partner owning more than 10% of the interest in capital or profits.



Similar to a qualified plan, the variable annuity contract may be purchased and be transferred to a trust, or contributions may be made to the trust for the purpose of providing an annuity contract for the trust beneficiaries.



CONTRIBUTIONS. A tax deduction may be claimed for contributions made to the plan. As in other qualified plans, contributions to the plan are subject to certain statutory limits. The limit on the deduction depends on the type of plan selected.

Such contributions and the income generated from them are not taxable to the owner-employee, his employees or to the self-employed individual until the funds are distributed or made available to them.



The investment income generated from the contributions made to the plan which are held in a qualified trust is tax exempt to the trust.



DISTRIBUTIONS. Distributions made under a qualified self-employed retirement plan will be subject to the rules described under 3(b) and (c) above.


NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

                                OTHER INFORMATION

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THE INSURANCE COMPANY

Please refer to your Contract to determine which Company issued your Contract.


MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.


Before December 7, 2007, certain of the Contracts were issued by MetLife Life and Annuity Company of Connecticut, a stock life insurance company chartered in 1973 in Connecticut. These Contracts were funded through MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002, a separate account registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended. On December 7, 2007, MLACC, a wholly-owned subsidiary of the Company and an indirect, wholly-owned subsidiary of MetLife, Inc., merged with and into the Company. Upon consummation of the merger, MLACC's corporate existence ceased by operation of law, and the Company assumed legal ownership of all of the assets of MLACC, including MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002 and its assets. Pursuant to the merger, therefore, MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002 became a separate account of the Company. As a result of the merger, the Company also has become responsible for all of MLACC's liabilities and obligations, including those created under the Contract as initially issued by MLACC (formerly known as The Travelers Life and Annuity Company) and outstanding on the date of the merger. The Contract has thereby become a variable contract funded by a separate account of the Company, and each owner thereof has become a Contract Owner of the Company.

FINANCIAL STATEMENTS


The financial statements of the Company and each of the Sub-Accounts of the Separate Account are located in the Statement of Additional Information. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contract.


DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut (the "Company") has appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.

MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). An investor brochure that includes information describing FINRA's Public Disclosure Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org.

MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).

We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all Purchase Payments allocated to the funds in the American Funds Insurance Series for services it provides in marketing the Funds' shares in connection with the Contract.

The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDC have entered into a preferred distribution arrangement with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDC may enter into similar arrangements with their other affiliates MetLife Securities, Inc., Walnut Street Securities, Inc., and New England Securities Corporation. See the "Statement of Additional Information -- DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT" for a list of the broker-dealer firms that received such additional compensation during 2008, as well as the range of additional compensation paid.



The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds that may be offered under the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., and MetLife Advisers, LLC. MetLife Advisers, LLC is an affiliate of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.


SALE BY AFFILIATES OF THE COMPANY. The Company and MLIDC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., MetLife Securities, Inc. and/or Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contracts is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.

MetLife registered representatives receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and purchase payments applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, all MetLife registered representatives are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concession and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.

The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                                   APPENDIX A

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                         CONDENSED FINANCIAL INFORMATION


        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE INSURANCE COMPANY OF CT VARIABLE ANNUITY SEPARATE ACCOUNT 2002
                                       AND
 METLIFE LIFE AND ANNUITY COMPANY OF CT VARIABLE ANNUITY SEPARATE ACCOUNT 2002)
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

          PORTFOLIO ARCHITECT ACCESS -- SEPARATE ACCOUNT CHARGES 1.70%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/03)...................................  2006      1.439          1.405                --
                                                       2005      1.274          1.439            66,868
                                                       2004      1.196          1.274            68,967
                                                       2003      1.000          1.196            36,080

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (3/03).............................................  2008      2.299          1.392           332,893
                                                       2007      2.036          2.299           439,245
                                                       2006      1.720          2.036           535,645
                                                       2005      1.533          1.720           642,351
                                                       2004      1.374          1.533           480,724
                                                       2003      1.000          1.374           180,398

  American Funds Growth Subaccount (Class 2) (3/03)..  2008      2.044          1.126           574,837
                                                       2007      1.851          2.044           793,885
                                                       2006      1.708          1.851         1,115,562
                                                       2005      1.495          1.708         1,361,301
                                                       2004      1.352          1.495         1,224,226
                                                       2003      1.000          1.352           459,044

  American Funds Growth-Income Subaccount (Class 2)
  (3/03).............................................  2008      1.746          1.067           618,676
                                                       2007      1.691          1.746           821,227
                                                       2006      1.493          1.691         1,020,944
                                                       2005      1.435          1.493         1,225,991
                                                       2004      1.322          1.435         1,036,540
                                                       2003      1.000          1.322           346,672

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (3/03)...................  2006      1.693          1.675                --
                                                       2005      1.457          1.693           420,707
                                                       2004      1.240          1.457           153,832
                                                       2003      1.000          1.240            58,081

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/03).............................................  2006      1.772          2.310                --
                                                       2005      1.681          1.772           386,371
                                                       2004      1.302          1.681           256,347
                                                       2003      1.000          1.302            93,347

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/03).....................................  2008      1.551          1.484                --
                                                       2007      1.473          1.551           111,958
                                                       2006      1.286          1.473           130,714
                                                       2005      1.253          1.286           133,831
                                                       2004      1.213          1.253           107,676
                                                       2003      1.000          1.213            80,766

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/03).....................................  2008      1.350          1.274                --
                                                       2007      1.544          1.350           206,969
                                                       2006      1.514          1.544           221,307
                                                       2005      1.455          1.514           319,254
                                                       2004      1.329          1.455           465,020
                                                       2003      1.000          1.329           255,902

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.306          1.420                --
                                                       2005      1.206          1.306           295,205
                                                       2004      1.074          1.206           221,075
                                                       2003      1.000          1.074             1,000

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.304          1.453                --
                                                       2005      1.204          1.304           126,081
                                                       2004      1.067          1.204           145,089
                                                       2003      1.000          1.067             1,000

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/03)....................................  2008      2.097          1.181           229,758
                                                       2007      1.818          2.097           283,816
                                                       2006      1.660          1.818           360,115
                                                       2005      1.447          1.660           402,218
                                                       2004      1.278          1.447           188,578
                                                       2003      1.000          1.278            68,873

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/03)................  2008      1.738          1.002            25,054
                                                       2007      1.657          1.738            28,809
                                                       2006      1.480          1.657            42,393
                                                       2005      1.248          1.480            78,696
                                                       2004      1.253          1.248            45,432
                                                       2003      1.000          1.253             1,000

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/03).............................................  2008      2.573          1.527           219,439
                                                       2007      2.269          2.573           223,383
                                                       2006      2.053          2.269           385,033
                                                       2005      1.769          2.053           458,080
                                                       2004      1.444          1.769           301,802
                                                       2003      1.000          1.444           131,969

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (3/03)..........................................  2006      1.522          1.772                --
                                                       2005      1.400          1.522           536,876
                                                       2004      1.265          1.400           472,541
                                                       2003      1.000          1.265           251,429

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.539          3.219                --
                                                       2007      2.796          3.539           255,829
                                                       2006      2.220          2.796           310,701
                                                       2005      1.772          2.220           286,527
                                                       2004      1.445          1.772           136,903
                                                       2003      1.000          1.445            23,958

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (3/03)...................................  2008      2.409          1.412           102,114
                                                       2007      2.123          2.409           184,387
                                                       2006      1.778          2.123           329,659
                                                       2005      1.641          1.778           291,936
                                                       2004      1.408          1.641           120,235
                                                       2003      1.000          1.408                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.689          2.022                --
                                                       2005      1.578          1.689           709,810
                                                       2004      1.383          1.578           672,067
                                                       2003      1.000          1.383           544,306

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.064          1.087                --
                                                       2005      1.068          1.064           359,839
                                                       2004      1.000          1.068            93,746

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/03).............................................  2006      1.266          1.307                --
                                                       2005      1.196          1.266            59,062
                                                       2004      1.123          1.196            67,108
                                                       2003      1.000          1.123            63,106

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/03)............................  2008      1.867          1.303                --
                                                       2007      1.561          1.867                --
                                                       2006      1.493          1.561                --
                                                       2005      1.352          1.493             3,309
                                                       2004      1.204          1.352             1,000
                                                       2003      1.000          1.204             1,000

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/03).....................................  2008      1.964          1.082            42,928
                                                       2007      1.642          1.964            39,878
                                                       2006      1.548          1.642            26,550
                                                       2005      1.412          1.548            26,716
                                                       2004      1.428          1.412            41,921
                                                       2003      1.000          1.428            14,742

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (3/03).....................................  2008      1.717          0.931                --
                                                       2007      1.597          1.717                --
                                                       2006      1.377          1.597                --
                                                       2005      1.327          1.377             6,989
                                                       2004      1.291          1.327             8,997
                                                       2003      1.000          1.291           246,549

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.540          1.726                --
                                                       2005      1.506          1.540           233,666
                                                       2004      1.333          1.506            41,227
                                                       2003      1.000          1.333             2,622

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2008      1.650          0.967           119,720
                                                       2007      1.713          1.650           123,707

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2008      1.617          1.124            15,447
                                                       2007      1.563          1.617            15,581

  LMPVET Equity Index Subaccount (Class II) (3/03)...  2008      1.641          1.008           325,541
                                                       2007      1.590          1.641           443,716
                                                       2006      1.405          1.590           531,457
                                                       2005      1.371          1.405           603,571
                                                       2004      1.265          1.371           286,470
                                                       2003      1.000          1.265           270,389

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2008      1.768          1.102            13,076
                                                       2007      1.847          1.768            18,623

  LMPVET Investors Subaccount (Class I) (3/03).......  2008      1.795          1.136            44,082
                                                       2007      1.757          1.795            49,577
                                                       2006      1.511          1.757            52,295
                                                       2005      1.443          1.511            59,679
                                                       2004      1.329          1.443            87,743
                                                       2003      1.000          1.329            34,630

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2008      1.505          0.928            98,911
                                                       2007      1.505          1.505           101,647

  LMPVET Small Cap Growth Subaccount (Class I)
  (3/03).............................................  2008      2.146          1.251            24,672
                                                       2007      1.984          2.146            34,544
                                                       2006      1.790          1.984            37,758
                                                       2005      1.735          1.790            35,525
                                                       2004      1.533          1.735            67,204
                                                       2003      1.000          1.533            55,333

  LMPVET Social Awareness Subaccount (5/04)..........  2008      1.281          0.942            30,245
                                                       2007      1.175          1.281            30,233
                                                       2006      1.109          1.175            30,233
                                                       2005      1.081          1.109            63,863
                                                       2004      1.000          1.081            39,987

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2008      1.019          0.790            46,360
                                                       2007      1.023          1.019            95,012
                                                       2006      0.999          1.023           183,445
                                                       2005      0.993          0.999           214,648
                                                       2004      0.998          0.993           285,312
                                                       2003      1.000          0.998           176,840

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).........  2007      1.780          1.867                --
                                                       2006      1.533          1.780            16,505
                                                       2005      1.499          1.533            29,333
                                                       2004      1.407          1.499           129,128
                                                       2003      1.000          1.407            74,066

  LMPVPI Large Cap Growth Subaccount (Class I)
  (3/03).............................................  2007      1.454          1.514                --
                                                       2006      1.419          1.454           112,678
                                                       2005      1.372          1.419           123,025
                                                       2004      1.388          1.372           109,673
                                                       2003      1.000          1.388            71,004

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (3/03).............................................  2007      1.695          1.754                --
                                                       2006      1.552          1.695           154,462
                                                       2005      1.437          1.552           178,604
                                                       2004      1.339          1.437           193,838
                                                       2003      1.000          1.339            86,927

  LMPVPII Growth and Income Subaccount (Class I)
  (3/03).............................................  2007      1.546          1.614                --
                                                       2006      1.399          1.546            15,332
                                                       2005      1.373          1.399            20,738
                                                       2004      1.288          1.373            23,897
                                                       2003      1.000          1.288             1,609

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.610          1.673                --
                                                       2006      1.396          1.610           219,422
                                                       2005      1.376          1.396           270,215
                                                       2004      1.242          1.376           312,616
                                                       2003      1.000          1.242           187,002

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.800          1.983                --
                                                       2006      1.631          1.800           270,806
                                                       2005      1.533          1.631           390,162
                                                       2004      1.257          1.533           393,430
                                                       2003      1.000          1.257           199,186

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.099          1.133                --
                                                       2005      1.076          1.099           101,104
                                                       2004      1.000          1.076            93,265

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.852          1.785                --
                                                       2007      1.777          1.852           199,580
                                                       2006      1.867          1.777           240,549

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2008      1.384          1.032           212,099
                                                       2007      1.370          1.384           426,043
                                                       2006      1.300          1.370           387,570

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.715          1.798                --
                                                       2006      1.621          1.715           269,879

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2008      1.795          1.106           125,107
                                                       2007      1.783          1.795           213,069

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2008      1.021          0.587           202,558
                                                       2007      1.219          1.021           495,939
                                                       2006      1.003          1.219           635,872

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2008      1.166          0.858             8,009
                                                       2007      1.198          1.166            11,928
                                                       2006      1.125          1.198            24,666

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2008      2.005          1.168           114,220
                                                       2007      2.057          2.005           152,139
                                                       2006      1.868          2.057           244,602

  MIST Janus Forty Subaccount (Class A) (4/06).......  2008      2.201          1.258           272,200
                                                       2007      1.716          2.201           448,122
                                                       2006      1.675          1.716           512,465

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2008      1.072          0.650             7,114
                                                       2007      1.211          1.072            14,443

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2008      1.251          0.920            40,839
                                                       2007      1.197          1.251            82,561
                                                       2006      1.133          1.197            76,070

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2008      1.448          1.161            70,912
                                                       2007      1.378          1.448            75,714
                                                       2006      1.316          1.378           141,928

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2008      1.101          0.690           403,141
                                                       2007      1.077          1.101           566,359
                                                       2006      1.001          1.077           485,088

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2008      1.059          0.638           143,334
                                                       2007      1.071          1.059           203,723
                                                       2006      0.971          1.071            21,222

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2008      1.633          0.921            31,374
                                                       2007      1.484          1.633           114,601
                                                       2006      1.503          1.484           115,271

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2008      1.341          0.810                --
                                                       2007      1.225          1.341                --
                                                       2006      1.235          1.225                --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2008      3.224          1.476           206,777

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2008      2.468          1.398             4,258
                                                       2007      2.352          2.468             8,648

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2008      1.206          1.107           479,904
                                                       2007      1.139          1.206           559,748

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2008      1.627          1.074            53,089
                                                       2007      1.576          1.627            65,531
                                                       2006      1.467          1.576            65,721

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.109          1.224                --
                                                       2006      1.055          1.109             7,733

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2008      1.221          1.072           312,496
                                                       2007      1.165          1.221           387,974
                                                       2006      1.125          1.165           488,177

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2008      0.980          0.676           807,094
                                                       2007      1.028          0.980         1,202,664
                                                       2006      1.003          1.028           539,742

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2008      1.834          0.978           250,466
                                                       2007      1.550          1.834           250,156
                                                       2006      1.588          1.550           251,554

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2008      1.126          1.069           170,254
                                                       2007      1.077          1.126           302,874
                                                       2006      1.038          1.077           400,119

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2008      1.061          1.073         1,015,941
                                                       2007      1.027          1.061           387,255
                                                       2006      1.006          1.027           511,772

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2008      1.478          0.912            52,403

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2008      1.464          0.794           106,363
                                                       2007      1.433          1.464            91,588
                                                       2006      1.415          1.433            99,690

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2008      1.617          0.970           239,932
                                                       2007      1.580          1.617           259,318
                                                       2006      1.542          1.580           275,861

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2008      1.076          0.630             9,113
                                                       2007      1.060          1.076            27,407
                                                       2006      1.002          1.060            52,114

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2008      1.081          0.910            69,303
                                                       2007      1.042          1.081           164,364
                                                       2006      1.001          1.042            95,353

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2008      1.080          0.833            78,893
                                                       2007      1.049          1.080           104,342
                                                       2006      1.002          1.049           103,134

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2008      1.081          0.758           129,979
                                                       2007      1.054          1.081           186,991
                                                       2006      1.002          1.054           233,851

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2008      1.081          0.689           259,766
                                                       2007      1.059          1.081           259,829
                                                       2006      1.002          1.059           315,338

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2008      1.467          1.120           955,471
                                                       2007      1.432          1.467         1,224,244
                                                       2006      1.341          1.432         1,433,219

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2008      1.480          1.109                --
                                                       2007      1.398          1.480            52,871
                                                       2006      1.266          1.398           103,438

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2008      1.038          0.641           538,174
                                                       2008      1.097          1.038           708,674
                                                       2007      1.050          1.097           891,475
                                                       2006      0.996          1.050         1,195,882

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2008      1.146          0.653            95,281
                                                       2007      1.068          1.146            99,928
                                                       2006      0.998          1.068            95,706

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.211          0.796           233,469

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.154          1.198                --
                                                       2006      1.087          1.154           257,037

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2008      1.103          1.082           139,472
                                                       2007      1.074          1.103           152,811
                                                       2006      1.038          1.074           236,981

Money Market Portfolio
  Money Market Subaccount (3/03).....................  2006      0.997          1.006                --
                                                       2005      0.986          0.997           689,741
                                                       2004      0.992          0.986           503,748
                                                       2003      1.000          0.992         1,252,327

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.114          1.177                --
                                                       2005      1.072          1.114            65,364
                                                       2004      1.000          1.072            34,170

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.113          1.135                --
                                                       2006      1.124          1.113           709,469
                                                       2005      1.120          1.124         1,162,632
                                                       2004      1.046          1.120           944,237
                                                       2003      1.000          1.046           171,597

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)......................................  2008      1.160          1.195           837,336
                                                       2007      1.085          1.160         1,059,492
                                                       2006      1.063          1.085         1,381,009
                                                       2005      1.055          1.063         2,228,706
                                                       2004      1.023          1.055         1,678,332
                                                       2003      1.000          1.023           514,243

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).........................................  2007      2.184          2.364                --
                                                       2006      1.740          2.184             7,596
                                                       2005      1.577          1.740            10,200
                                                       2004      1.380          1.577            12,740
                                                       2003      1.000          1.380             2,070

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/03).............................................  2007      2.330          2.487                --
                                                       2006      2.020          2.330           510,668
                                                       2005      1.920          2.020           520,714
                                                       2004      1.547          1.920           369,687
                                                       2003      1.000          1.547           157,838

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (3/03).............................................  2006      1.412          1.503                --
                                                       2005      1.321          1.412           122,332
                                                       2004      1.262          1.321            26,742
                                                       2003      1.000          1.262             1,000

  Travelers Convertible Securities Subaccount
  (3/03).............................................  2006      1.235          1.316                --
                                                       2005      1.252          1.235           115,330
                                                       2004      1.198          1.252           143,377
                                                       2003      1.000          1.198            65,767

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/03).............................................  2006      1.710          1.867                --
                                                       2005      1.547          1.710           235,807
                                                       2004      1.351          1.547           149,094
                                                       2003      1.000          1.351            72,945

  Travelers Equity Income Subaccount (3/03)..........  2006      1.468          1.542                --
                                                       2005      1.429          1.468           253,378
                                                       2004      1.323          1.429           200,298
                                                       2003      1.000          1.323            53,756

  Travelers Federated High Yield Subaccount (3/03)...  2006      1.269          1.300                --
                                                       2005      1.258          1.269           417,823
                                                       2004      1.159          1.258           462,720
                                                       2003      1.000          1.159           313,994

  Travelers Federated Stock Subaccount (3/03)........  2006      1.457          1.509                --
                                                       2005      1.408          1.457            10,186
                                                       2004      1.295          1.408            13,753
                                                       2003      1.000          1.295            14,153

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (3/03)..............  2006      1.373          1.415                --
                                                       2005      1.285          1.373            42,550
                                                       2004      1.227          1.285            28,954
                                                       2003      1.000          1.227            17,745

  Travelers Managed Allocation Series: Aggressive
  Subaccount (9/05)..................................  2006      1.027          1.092                --
                                                       2005      1.000          1.027            48,448

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)..................................  2006      1.009          1.012                --
                                                       2005      1.000          1.009            77,860

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.039          1.076                --
                                                       2005      1.000          1.039           156,677

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (6/05).......................  2006      1.052          1.097                --
                                                       2005      1.000          1.052            52,827

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.025          1.045                --
                                                       2005      1.000          1.025            55,164

  Travelers Mercury Large Cap Core Subaccount
  (3/03).............................................  2006      1.527          1.621                --
                                                       2005      1.386          1.527           275,217
                                                       2004      1.216          1.386           133,154
                                                       2003      1.000          1.216             1,000

  Travelers MFS(R) Mid Cap Growth Subaccount (3/03)..  2006      1.502          1.588                --
                                                       2005      1.482          1.502           233,138
                                                       2004      1.321          1.482            70,854
                                                       2003      1.000          1.321            37,767

  Travelers MFS(R) Total Return Subaccount (3/03)....  2006      1.299          1.341                --
                                                       2005      1.284          1.299         1,538,043
                                                       2004      1.171          1.284         1,077,056
                                                       2003      1.000          1.171           488,929

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.172          1.266                --
                                                       2005      1.120          1.172            99,309
                                                       2004      1.000          1.120            24,357

  Travelers Mondrian International Stock Subaccount
  (3/03).............................................  2006      1.627          1.868                --
                                                       2005      1.511          1.627           173,456
                                                       2004      1.327          1.511            86,088
                                                       2003      1.000          1.327            15,338

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.383          1.467                --
                                                       2005      1.327          1.383            80,642
                                                       2004      1.214          1.327            87,784
                                                       2003      1.000          1.214            86,786

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.003          1.055                --
                                                       2005      1.000          1.003             2,617

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.114          1.125                --
                                                       2005      1.093          1.114           505,950
                                                       2004      1.000          1.093           103,226

  Travelers Quality Bond Subaccount (3/03)...........  2006      1.048          1.038                --
                                                       2005      1.049          1.048           534,323
                                                       2004      1.033          1.049           500,637
                                                       2003      1.000          1.033           363,471

  Travelers Strategic Equity Subaccount (3/03).......  2006      1.384          1.443                --
                                                       2005      1.379          1.384             9,945
                                                       2004      1.273          1.379            22,561
                                                       2003      1.000          1.273             5,187

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.073          1.235                --
                                                       2005      1.000          1.073                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.981          1.125                --
                                                       2005      1.000          0.981                --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.077          1.038                --
                                                       2005      1.050          1.077           255,380
                                                       2004      1.000          1.050           152,127

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/03).............................................  2008      1.702          1.074           162,444
                                                       2007      1.773          1.702           285,162
                                                       2006      1.554          1.773           483,801
                                                       2005      1.518          1.554           624,925
                                                       2004      1.315          1.518           482,070
                                                       2003      1.000          1.315           215,821

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/03).............................................  2008      1.545          0.865                --
                                                       2007      1.397          1.545                --
                                                       2006      1.331          1.397                --
                                                       2005      1.255          1.331                --
                                                       2004      1.230          1.255             2,000
                                                       2003      1.000          1.230             2,000





          PORTFOLIO ARCHITECT ACCESS -- SEPARATE ACCOUNT CHARGES 2.60%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/03)...................................  2006      1.403          1.359               --
                                                       2005      1.254          1.403               --
                                                       2004      1.188          1.254               --
                                                       2003      1.000          1.188               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (3/03).............................................  2008      2.202          1.322            4,136
                                                       2007      1.968          2.202           10,823
                                                       2006      1.677          1.968           43,407
                                                       2005      1.509          1.677           38,073
                                                       2004      1.365          1.509           59,747
                                                       2003      1.000          1.365           28,454

  American Funds Growth Subaccount (Class 2) (3/03)..  2008      1.958          1.069          161,563
                                                       2007      1.789          1.958          157,758
                                                       2006      1.666          1.789          249,646
                                                       2005      1.471          1.666          394,473
                                                       2004      1.342          1.471          336,973
                                                       2003      1.000          1.342          213,259

  American Funds Growth-Income Subaccount (Class 2)
  (3/03).............................................  2008      1.673          1.013           54,802
                                                       2007      1.635          1.673          132,429
                                                       2006      1.456          1.635          268,385
                                                       2005      1.412          1.456          417,857
                                                       2004      1.313          1.412          370,409
                                                       2003      1.000          1.313          284,259

Capital Appreciation Fund
  Capital Appreciation Fund (3/03)...................  2006      1.652          1.629               --
                                                       2005      1.434          1.652               --
                                                       2004      1.231          1.434               --
                                                       2003      1.000          1.231               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/03).............................................  2006      1.728          2.234               --
                                                       2005      1.655          1.728               --
                                                       2004      1.293          1.655               --
                                                       2003      1.000          1.293               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/03).....................................  2008      1.486          1.417               --
                                                       2007      1.424          1.486               --
                                                       2006      1.254          1.424               --
                                                       2005      1.233          1.254               --
                                                       2004      1.205          1.233               --
                                                       2003      1.000          1.205               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/03).....................................  2008      1.294          1.217               --
                                                       2007      1.493          1.294               --
                                                       2006      1.476          1.493               --
                                                       2005      1.432          1.476               --
                                                       2004      1.320          1.432               --
                                                       2003      1.000          1.320               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.282          1.389               --
                                                       2005      1.194          1.282               --
                                                       2004      1.073          1.194               --
                                                       2003      1.000          1.073               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.279          1.421               --
                                                       2005      1.192          1.279               --
                                                       2004      1.066          1.192               --
                                                       2003      1.000          1.066               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/03)....................................  2008      2.009          1.121               --
                                                       2007      1.758          2.009               --
                                                       2006      1.619          1.758               --
                                                       2005      1.424          1.619               --
                                                       2004      1.269          1.424               --
                                                       2003      1.000          1.269               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/03)................  2008      1.665          0.951               --
                                                       2007      1.601          1.665               --
                                                       2006      1.444          1.601               --
                                                       2005      1.228          1.444               --
                                                       2004      1.244          1.228               --
                                                       2003      1.000          1.244               --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/03).............................................  2008      2.465          1.450               --
                                                       2007      2.193          2.465            7,360
                                                       2006      2.003          2.193           35,867
                                                       2005      1.741          2.003           37,911
                                                       2004      1.434          1.741           84,851
                                                       2003      1.000          1.434           15,148

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (3/03)..........................................  2006      1.485          1.713               --
                                                       2005      1.378          1.485           41,167
                                                       2004      1.256          1.378           38,643
                                                       2003      1.000          1.256           46,060

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.394          1.564               --
                                                       2007      2.705          3.394            7,601
                                                       2006      2.167          2.705            7,601
                                                       2005      1.745          2.167            7,607
                                                       2004      1.436          1.745            7,614
                                                       2003      1.000          1.436            7,622

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (3/03)...................................  2008      2.308          1.341            2,026
                                                       2007      2.052          2.308            6,705
                                                       2006      1.734          2.052           55,756
                                                       2005      1.615          1.734          302,976
                                                       2004      1.398          1.615          240,631
                                                       2003      1.000          1.398          103,046

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.647          1.955               --
                                                       2005      1.553          1.647               --
                                                       2004      1.374          1.553               --
                                                       2003      1.000          1.374               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.048          1.068               --
                                                       2005      1.061          1.048               --
                                                       2004      1.000          1.061               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/03).............................................  2006      1.235          1.271               --
                                                       2005      1.177          1.235               --
                                                       2004      1.115          1.177               --
                                                       2003      1.000          1.115               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/03)............................  2008      1.789          1.237               --
                                                       2007      1.509          1.789               --
                                                       2006      1.456          1.509               --
                                                       2005      1.330          1.456               --
                                                       2004      1.195          1.330               --
                                                       2003      1.000          1.195               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/03).....................................  2008      1.882          1.027               --
                                                       2007      1.587          1.882               --
                                                       2006      1.510          1.587               --
                                                       2005      1.390          1.510               --
                                                       2004      1.418          1.390               --
                                                       2003      1.000          1.418               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (3/03).....................................  2008      1.645          0.884               --
                                                       2007      1.544          1.645               --
                                                       2006      1.343          1.544               --
                                                       2005      1.306          1.343               --
                                                       2004      1.282          1.306               --
                                                       2003      1.000          1.282               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.503          1.673               --
                                                       2005      1.483          1.503            4,230
                                                       2004      1.325          1.483               --
                                                       2003      1.000          1.325               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2008      1.581          0.918           62,981
                                                       2007      1.651          1.581           85,888

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2008      1.549          1.067           49,576
                                                       2007      1.506          1.549           62,825

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (3/03)...  2008      1.572          0.957               --
                                                       2007      1.538          1.572               --
                                                       2006      1.371          1.538               --
                                                       2005      1.349          1.371               --
                                                       2004      1.256          1.349               --
                                                       2003      1.000          1.256               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2008      1.693          1.046           91,151
                                                       2007      1.780          1.693          118,009

  LMPVET Investors Subaccount (Class I) (3/03).......  2008      1.719          1.078            4,447
                                                       2007      1.698          1.719            4,878
                                                       2006      1.474          1.698           12,069
                                                       2005      1.420          1.474           11,934
                                                       2004      1.320          1.420            4,716
                                                       2003      1.000          1.320            4,204

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2008      1.442          0.881           45,432
                                                       2007      1.450          1.442           59,406

  LMPVET Small Cap Growth Subaccount (Class I)
  (3/03).............................................  2008      2.056          1.187               --
                                                       2007      1.918          2.056               --
                                                       2006      1.746          1.918               --
                                                       2005      1.708          1.746               --
                                                       2004      1.523          1.708           48,483
                                                       2003      1.000          1.523            5,421

  LMPVET Social Awareness Subaccount (5/04)..........  2008      1.239          0.903               --
                                                       2007      1.147          1.239               --
                                                       2006      1.093          1.147               --
                                                       2005      1.075          1.093               --
                                                       2004      1.000          1.075               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2008      0.981          0.753            7,548
                                                       2007      0.993          0.981            7,564
                                                       2006      0.979          0.993            7,578
                                                       2005      0.982          0.979            7,592
                                                       2004      0.996          0.982            7,607
                                                       2003      1.000          0.996               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).........  2007      1.721          1.800               --
                                                       2006      1.495          1.721            7,535
                                                       2005      1.475          1.495            7,535
                                                       2004      1.398          1.475            7,535
                                                       2003      1.000          1.398            7,535

  LMPVPI Large Cap Growth Subaccount (Class I)
  (3/03).............................................  2007      1.406          1.460               --
                                                       2006      1.384          1.406               --
                                                       2005      1.350          1.384               --
                                                       2004      1.379          1.350               --
                                                       2003      1.000          1.379               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (3/03).............................................  2007      1.639          1.691               --
                                                       2006      1.514          1.639               --
                                                       2005      1.414          1.514               --
                                                       2004      1.330          1.414               --
                                                       2003      1.000          1.330               --

  LMPVPII Growth and Income Subaccount (Class I)
  (3/03).............................................  2007      1.494          1.556               --
                                                       2006      1.364          1.494               --
                                                       2005      1.351          1.364               --
                                                       2004      1.280          1.351               --
                                                       2003      1.000          1.280               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.558          1.614               --
                                                       2006      1.363          1.558           74,229
                                                       2005      1.355          1.363           74,229
                                                       2004      1.235          1.355               --
                                                       2003      1.000          1.235               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.742          1.913               --
                                                       2006      1.593          1.742            1,117
                                                       2005      1.510          1.593            1,119
                                                       2004      1.250          1.510            1,121
                                                       2003      1.000          1.250               --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.082          1.113               --
                                                       2005      1.070          1.082               --
                                                       2004      1.000          1.070               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.775          1.705               --
                                                       2007      1.717          1.775               --
                                                       2006      1.816          1.717               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2008      1.326          0.980               --
                                                       2007      1.324          1.326               --
                                                       2006      1.265          1.324               --

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.658          1.733               --
                                                       2006      1.576          1.658           28,836

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2008      1.720          1.050           28,836
                                                       2007      1.718          1.720           28,836

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2008      1.006          0.573               --
                                                       2007      1.212          1.006               --
                                                       2006      1.003          1.212               --

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2008      1.141          0.831               --
                                                       2007      1.183          1.141               --
                                                       2006      1.117          1.183               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2008      1.921          1.109           77,780
                                                       2007      1.988          1.921           42,769
                                                       2006      1.817          1.988           42,349

  MIST Janus Forty Subaccount (Class A) (4/06).......  2008      2.109          1.194               --
                                                       2007      1.659          2.109               --
                                                       2006      1.629          1.659               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2008      1.048          0.630               --
                                                       2007      1.191          1.048               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2008      1.211          0.882               --
                                                       2007      1.169          1.211               --
                                                       2006      1.113          1.169               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2008      1.387          1.103               --
                                                       2007      1.332          1.387               --
                                                       2006      1.280          1.332               --

MIST Lord Abbett Growth and Income Subaccount (Class
  B) (4/06) *
  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2008      1.043          0.622               --
                                                       2007      1.065          1.043               --
                                                       2006      0.970          1.065               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2008      1.564          0.874               --
                                                       2007      1.435          1.564               --
                                                       2006      1.462          1.435               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2008      1.311          0.784               --
                                                       2007      1.208          1.311               --
                                                       2006      1.225          1.208               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2008      3.082          1.402            7,601

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2008      2.364          1.327            4,243
                                                       2007      2.266          2.364            4,481

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2008      1.156          1.052           29,019
                                                       2007      1.099          1.156            4,280

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2008      1.560          1.021               --
                                                       2007      1.525          1.560               --
                                                       2006      1.428          1.525               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.095          1.205               --
                                                       2006      1.047          1.095               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2008      1.182          1.028               --
                                                       2007      1.137          1.182               --
                                                       2006      1.105          1.137               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2008      0.965          0.660            7,915
                                                       2007      1.022          0.965            7,915
                                                       2006      1.003          1.022            7,061

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2008      1.757          0.929           10,749
                                                       2007      1.498          1.757           11,628
                                                       2006      1.545          1.498           11,263

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2008      1.078          1.015               --
                                                       2007      1.041          1.078               --
                                                       2006      1.009          1.041               --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2008      1.017          1.019               --
                                                       2007      0.993          1.017               --
                                                       2006      0.978          0.993               --

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2008      1.412          0.866               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2008      1.403          0.754           12,957
                                                       2007      1.385          1.403           12,957
                                                       2006      1.376          1.385           12,957

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2008      1.549          0.921            4,948
                                                       2007      1.528          1.549            4,953
                                                       2006      1.499          1.528           32,034

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2008      1.060          0.615               --
                                                       2007      1.053          1.060           73,742
                                                       2006      1.002          1.053               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2008      1.065          0.889               --
                                                       2007      1.036          1.065               --
                                                       2006      1.001          1.036               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2008      1.064          0.813               --
                                                       2007      1.042          1.064               --
                                                       2006      1.002          1.042               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2008      1.065          0.740               --
                                                       2007      1.047          1.065               --
                                                       2006      1.002          1.047               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2008      1.065          0.673               --
                                                       2007      1.052          1.065               --
                                                       2006      1.002          1.052               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2008      1.405          1.063           11,292
                                                       2007      1.384          1.405           11,292
                                                       2006      1.304          1.384           32,472

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2008      1.432          1.009               --
                                                       2007      1.365          1.432               --
                                                       2006      1.244          1.365               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2008      1.019          0.626               --
                                                       2008      1.081          1.019               --
                                                       2007      1.044          1.081               --
                                                       2006      0.996          1.044               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2008      1.129          0.638               --
                                                       2007      1.062          1.129               --
                                                       2006      0.998          1.062               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.159          0.757               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.127          1.166               --
                                                       2006      1.068          1.127               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2008      1.067          1.038               --
                                                       2007      1.048          1.067               --
                                                       2006      1.020          1.048               --

Money Market Portfolio
  Money Market Subaccount (3/03).....................  2006      0.972          0.978               --
                                                       2005      0.970          0.972               --
                                                       2004      0.986          0.970               --
                                                       2003      1.000          0.986               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.098          1.156               --
                                                       2005      1.065          1.098               --
                                                       2004      1.000          1.065               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.077          1.094               --
                                                       2006      1.097          1.077            4,280
                                                       2005      1.103          1.097            4,280
                                                       2004      1.039          1.103            4,712
                                                       2003      1.000          1.039               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)......................................  2008      1.111          1.134           37,005
                                                       2007      1.048          1.111            6,322
                                                       2006      1.036          1.048          158,270
                                                       2005      1.038          1.036          227,350
                                                       2004      1.016          1.038          214,405
                                                       2003      1.000          1.016          211,805

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).........................................  2007      2.111          2.278               --
                                                       2006      1.697          2.111            8,962
                                                       2005      1.552          1.697            4,657
                                                       2004      1.371          1.552            4,754
                                                       2003      1.000          1.371            4,592

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/03).............................................  2007      2.252          2.397               --
                                                       2006      1.971          2.252               --
                                                       2005      1.890          1.971               --
                                                       2004      1.536          1.890               --
                                                       2003      1.000          1.536               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (3/03).............................................  2006      1.378          1.462               --
                                                       2005      1.300          1.378               --
                                                       2004      1.253          1.300               --
                                                       2003      1.000          1.253               --

  Travelers Convertible Securities Subaccount
  (3/03).............................................  2006      1.205          1.280               --
                                                       2005      1.232          1.205               --
                                                       2004      1.190          1.232               --
                                                       2003      1.000          1.190               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/03).............................................  2006      1.668          1.816               --
                                                       2005      1.523          1.668               --
                                                       2004      1.342          1.523               --
                                                       2003      1.000          1.342               --

  Travelers Equity Income Subaccount (3/03)..........  2006      1.432          1.499               --
                                                       2005      1.406          1.432          106,938
                                                       2004      1.314          1.406           83,752
                                                       2003      1.000          1.314            4,973

  Travelers Federated High Yield Subaccount (3/03)...  2006      1.237          1.265               --
                                                       2005      1.238          1.237               --
                                                       2004      1.151          1.238               --
                                                       2003      1.000          1.151               --

  Travelers Federated Stock Subaccount (3/03)........  2006      1.422          1.467               --
                                                       2005      1.385          1.422               --
                                                       2004      1.286          1.385               --
                                                       2003      1.000          1.286               --

  Travelers Large Cap Subaccount (3/03)..............  2006      1.339          1.376               --
                                                       2005      1.265          1.339           12,957
                                                       2004      1.219          1.265           12,957
                                                       2003      1.000          1.219           25,838

  Travelers Managed Allocation Series: Aggressive
  Subaccount (9/05)..................................  2006      1.024          1.085               --
                                                       2005      1.000          1.024               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)..................................  2006      1.005          1.006               --
                                                       2005      1.000          1.005               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.034          1.067               --
                                                       2005      1.000          1.034               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (6/05).......................  2006      1.047          1.088               --
                                                       2005      1.000          1.047               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.020          1.037               --
                                                       2005      1.000          1.020               --

  Travelers Mercury Large Cap Core Subaccount
  (3/03).............................................  2006      1.489          1.576               --
                                                       2005      1.364          1.489           28,836
                                                       2004      1.208          1.364               --
                                                       2003      1.000          1.208               --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/03)..  2006      1.465          1.545               --
                                                       2005      1.459          1.465           11,157
                                                       2004      1.312          1.459               --
                                                       2003      1.000          1.312               --

  Travelers MFS(R) Total Return Subaccount (3/03)....  2006      1.267          1.304               --
                                                       2005      1.263          1.267           32,472
                                                       2004      1.163          1.263           25,673
                                                       2003      1.000          1.163            8,981

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.155          1.244               --
                                                       2005      1.113          1.155               --
                                                       2004      1.000          1.113               --

  Travelers Mondrian International Stock Subaccount
  (3/03).............................................  2006      1.587          1.817               --
                                                       2005      1.487          1.587           42,349
                                                       2004      1.318          1.487            6,192
                                                       2003      1.000          1.318           12,320

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.350          1.428               --
                                                       2005      1.307          1.350               --
                                                       2004      1.207          1.307           43,393
                                                       2003      1.000          1.207               --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      0.998          1.047               --
                                                       2005      1.000          0.998               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.098          1.105               --
                                                       2005      1.087          1.098               --
                                                       2004      1.000          1.087           28,951

  Travelers Quality Bond Subaccount (3/03)...........  2006      1.022          1.009               --
                                                       2005      1.032          1.022               --
                                                       2004      1.025          1.032               --
                                                       2003      1.000          1.025               --

  Travelers Strategic Equity Subaccount (3/03).......  2006      1.350          1.404               --
                                                       2005      1.357          1.350               --
                                                       2004      1.264          1.357               --
                                                       2003      1.000          1.264               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.068          1.225               --
                                                       2005      1.000          1.068               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.977          1.117               --
                                                       2005      1.000          0.977               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.061          1.020               --
                                                       2005      1.044          1.061               --
                                                       2004      1.000          1.044               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/03).............................................  2008      1.631          1.020               --
                                                       2007      1.714          1.631               --
                                                       2006      1.516          1.714               --
                                                       2005      1.494          1.516               --
                                                       2004      1.306          1.494               --
                                                       2003      1.000          1.306               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/03).............................................  2008      1.480          0.821               --
                                                       2007      1.351          1.480               --
                                                       2006      1.298          1.351               --
                                                       2005      1.235          1.298               --
                                                       2004      1.221          1.235               --
                                                       2003      1.000          1.221               --





---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2008.



Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2008 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation V.I. Portfolio was replaced by Metropolitan Series Fund, Inc.- Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate -- Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate -- Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.


Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Large Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Large Cap Growth Portfolio and is no longer available as a funding option.


Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.


Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio was merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.




Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.



Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.



Effective on or about 4/28/2008, Janus Aspen Series-Worldwide Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.



Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.



Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

                                   APPENDIX B

--------------------------------------------------------------------------------

                ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS

Certain Underlying Funds were subject to a merger, substitution or other change. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and new name of the trust of which the Underlying Fund is a part.



UNDERLYING FUND MERGERS/REORGANIZATIONS

The following former Underlying Funds were merged with or reorganized into the new Underlying


Funds and /or were reorganized into a new trust.



         FORMER UNDERLYING FUND/TRUST                    NEW UNDERLYING FUND/TRUST
---------------------------------------------  ---------------------------------------------
MET INVESTORS SERIES TRUST                     METROPOLITAN SERIES FUND, INC.
  Met/AIM Capital Appreciation Portfolio         BlackRock Legacy Large Cap Growth
                                                    Portfolio
  Legg Mason Partners Managed Assets             BlackRock Diversified Portfolio
     Portfolio
METROPOLITAN SERIES FUND, INC.                 METROPOLITAN SERIES FUND, INC.
  FI Large Cap Portfolio                         BlackRock Legacy Large Cap Growth
                                                    Portfolio



UNDERLYING FUND SUBSTITUTIONS
The following new Underlying Funds were substituted for the former Underlying Funds.


            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------
PIMCO VARIABLE INSURANCE TRUST                 MET INVESTORS SERIES TRUST
  Total Return Portfolio                       PIMCO Total Return Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST      METROPOLITAN SERIES FUND, INC.
  Legg Mason Partners Variable Equity Index    MetLife Stock Index Portfolio
     Portfolio
VAN KAMPEN LIFE INVESTMENT TRUST               MET INVESTORS SERIES TRUST
  Comstock Portfolio                           Van Kampen Comstock Portfolio




UNDERLYING FUND LIQUIDATION


The following Underlying Fund was liquidated and is no longer available in your contract.



VAN KAMPEN LIFE INVESTMENT TRUST
  Enterprise Portfolio -- Class II




INVESTMENT ADVISER MERGER


The following former Investment Adviser was merged with and into the new Investment Adviser.



          FORMER INVESTMENT ADVISER                        NEW INVESTMENT ADVISER
---------------------------------------------  ---------------------------------------------
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Met Investors Advisory, LLC                  MetLife Advisers, LLC




UNDERLYING FUND LIQUIDATION


The following Underlying Fund was liquidated.



         FORMER UNDERLYING FUND/TRUST
---------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX C

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               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

                     The Insurance Company
                     Principal Underwriter
                     Distribution and Principal Underwriting Agreement Valuation of Assets
                     Federal Tax Considerations
                     Independent Registered Public Accounting Firm Condensed Financial Information
                     Financial Statements

--------------------------------------------------------------------------------


A copy of the MetLife Insurance Company of Connecticut Statement of Additional Information dated May 1, 2009 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut, P.O. Box 10366, Des Moines, IA 50306-0366.


Name: -------------------------------------------------

Address: ----------------------------------------------




MIC-Book-67-68-77-89

                  SCUDDER ADVOCATE ADVISOR ANNUITY PROSPECTUS:


          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES



                                   MAY 1, 2009


This prospectus describes SCUDDER ADVOCATE ADVISOR ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."


You can choose to have your premium ("Purchase Payments") accumulate on a variable basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:



AIM VARIABLE INSURANCE FUNDS -- SERIES I           MFS(R) Emerging Markets Equity
  AIM V.I. Utilities Fund                             Portfolio -- Class A
CREDIT SUISSE TRUST                                MFS(R) Research International
  International Equity Flex II Portfolio              Portfolio -- Class B
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND,          Pioneer Strategic Income Portfolio -- Class
  INC. -- SERVICE SHARES                              E
DWS VARIABLE SERIES I -- CLASS B                   T. Rowe Price Mid Cap Growth
  DWS Capital Growth VIP                              Portfolio -- Class B
  DWS Global Opportunities VIP                     Turner Mid Cap Growth Portfolio -- Class B
  DWS Health Care VIP                            METROPOLITAN SERIES FUND, INC.
DWS VARIABLE SERIES II -- CLASS B                  BlackRock Bond Income Portfolio -- Class B
  DWS Dreman Small Mid Cap Value VIP               BlackRock Diversified Portfolio -- Class B
  DWS Global Thematic VIP                          BlackRock Large Cap Value
  DWS Government & Agency Securities VIP              Portfolio -- Class B
  DWS Technology VIP                               BlackRock Money Market Portfolio -- Class B
MET INVESTORS SERIES TRUST                         Davis Venture Value Portfolio -- Class B
  BlackRock High Yield Portfolio -- Class B        FI Value Leaders Portfolio -- Class B
  Lazard Mid Cap Portfolio -- Class B              MetLife Stock Index Portfolio -- Class B
  Lord Abbett Growth and Income                    MFS(R) Total Return Portfolio -- Class B
     Portfolio -- Class B                          MFS(R) Value Portfolio -- Class E
  MetLife Balanced Strategy                        T. Rowe Price Large Cap Growth
     Portfolio -- Class B                             Portfolio -- Class B
  MetLife Growth Strategy Portfolio -- Class       T. Rowe Price Small Cap Growth
     B                                                Portfolio -- Class B
  MetLife Moderate Strategy                      THE ALGER AMERICAN FUND -- CLASS S
     Portfolio -- Class B                          Alger American Capital Appreciation






Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see "Appendix B -- Additional Information Regarding Underlying Funds" for more information.


THE CONTRACT IS NO LONGER OFFERED TO NEW PURCHASERS.


This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2009. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 866-376-0389 or access the SEC's website (http://www.sec.gov). See Appendix C for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                TABLE OF CONTENTS




                                                                          PAGE
                                                                          ----
GLOSSARY................................................................     3
SUMMARY.................................................................     5
FEE TABLE...............................................................     8
CONDENSED FINANCIAL INFORMATION.........................................    12
THE ANNUITY CONTRACT....................................................    12
Contract Owner Inquiries................................................    12
Purchase Payments.......................................................    13
Accumulation Units......................................................    13
The Variable Funding Options............................................    13
CHARGES AND DEDUCTIONS..................................................    17
General.................................................................    17
Transfer Charge.........................................................    18
Administrative Charges..................................................    18
Mortality and Expense Risk Charge.......................................    19
Enhanced Stepped-Up Provision Charge....................................    19
Guaranteed Minimum Withdrawal Benefit Charge............................    19
Variable Funding Option Expenses........................................    19
Premium Tax.............................................................    19
Changes in Taxes Based upon Premium or Value............................    19
TRANSFERS...............................................................    19
Market Timing/Excessive Trading.........................................    20
Dollar Cost Averaging...................................................    21
ACCESS TO YOUR MONEY....................................................    22
Systematic Withdrawals..................................................    22
OWNERSHIP PROVISIONS....................................................    23
Types of Ownership......................................................    23
Contract Owner..........................................................    23
Beneficiary.............................................................    23
Annuitant...............................................................    23
DEATH BENEFIT...........................................................    24
Spousal Contract Continuance (subject to availability -- does not apply
  if a non-spouse is a joint owner).....................................    28
Beneficiary Contract Continuance (not permitted for non-natural
  beneficiaries)........................................................    29
Death Proceeds after the Maturity Date..................................    29
Death Proceeds under 403(b) Contracts...................................    29
LIVING BENEFITS.........................................................    30
Guaranteed Minimum Withdrawal Benefit ("GMWB" or "Guaranteed Income
  Solution")............................................................    30
THE ANNUITY PERIOD......................................................    35
Maturity Date...........................................................    35
Allocation of Annuity...................................................    36
Variable Annuity........................................................    36
Fixed Annuity...........................................................    37
PAYMENTS OPTIONS........................................................    37
Election of Options.....................................................    37
Annuity Options.........................................................    37
Variable Liquidity Benefit..............................................    38
MISCELLANEOUS CONTRACT PROVISIONS.......................................    38
Right to Return.........................................................    38
Termination.............................................................    38
Required Reports........................................................    38
Suspension of Payments..................................................    39
THE SEPARATE ACCOUNT....................................................    39
Performance Information.................................................    40
FEDERAL TAX CONSIDERATIONS..............................................    40
General Taxation of Annuities...........................................    40
Types of Contracts: Qualified and Non-qualified.........................    41
Qualified Annuity Contracts.............................................    41
Taxation of Qualified Annuity Contracts.................................    41
Mandatory Distributions for Qualified Plans.............................    42
Individual Retirement Annuities.........................................    42
Roth IRAs ..............................................................    43
TSAs (ERISA and Non-ERISA)..............................................    43
Non-qualified Annuity Contracts.........................................    45
Diversification Requirements for Variable Annuities.....................    46
Ownership of the Investments............................................    46
Taxation of Death Benefit Proceeds......................................    47
Other Tax Considerations................................................    47
Treatment of Charges for Optional Benefits..............................    47
Guaranteed Minimum Withdrawal Benefits..................................    47
Puerto Rico Tax Considerations..........................................    47
Non-Resident Aliens.....................................................    48
Tax Credits and Deductions..............................................    48
OTHER INFORMATION.......................................................    48
The Insurance Company...................................................    48
Financial Statements....................................................    48
Distribution of Variable Annuity Contracts..............................    48
Conformity with State and Federal Laws..................................    50
Voting Rights...........................................................    50
Restrictions on Financial Transactions..................................    50
Legal Proceedings.......................................................    50
APPENDIX A: CONDENSED FINANCIAL INFORMATION FOR METLIFE OF CT SEPARATE
  ACCOUNT ELEVEN FOR VARIABLE ANNUITIES.................................   A-1
APPENDIX B: ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS...........   B-1
APPENDIX C: CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION.........   C-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (YOU) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds, adjusted by applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.


GOOD ORDER -- A request or transaction generally is considered in "good order" if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. If you have any questions, you should contact us or your sales representative before submitting the form or request.


HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or any other office that we may designate for the purpose of administering this Contract. For transfer, withdrawal, surrender, and (if applicable) loan requests, our Home Office address is: MetLife, P.O. Box 10366, Des Moines, IA 50306-0366 (for overnight delivery or courier service only: 4700 Westown Parkway, Suite 200, West Des Moines, IA 50266). For Purchase Payments and (if applicable) loan repayments, our Home Office address is: MetLife, P.O. Box 371857, Pittsburgh, PA 15250-7857.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, 408A or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- MetLife Insurance Company of Connecticut.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- "You" is the Contract Owner and a natural person, a trust established for the benefit of a natural person or a charitable remainder trust.

                                    SUMMARY:

                        SCUDDER ADVOCATE ADVISOR ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.


WHAT COMPANY WILL ISSUE MY CONTRACT? Your Contract is issued by MetLife Insurance Company of Connecticut (the "Company," "We," or "Us"). The Company sponsors MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account" or "Separate Account Eleven"), a segregated account.


THE CONTRACT IS NO LONGER AVAILABLE FOR SALE. It does continue to accept Purchase Payments from existing Contract Owners.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), 408(b) or 408A of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

The Contract is no longer available for sale. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds. If your Contract was issued as a Qualified Contract under Section 403(b) of the Code in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments (if permitted) as significant adverse tax consequences may result from such additional payments. (See "Federal Tax Considerations.")

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business (generally, 4:00 p.m., Eastern Time) on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each.

We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge each business day from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15%. We deduct the M&E charge at an annual rate of 1.55% for the Standard Death Benefit, and 1.75% for the Enhanced Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted each business day from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted each business day from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.


For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Access to Your Money - Systematic Withdrawals").


HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Income taxes and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.


WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A to this prospectus provides more information about Accumulation Unit values.




ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

     - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

     - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

     - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

     - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

     - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary may elect to continue his/her portion of the Contract and take required distributions over time, rather than have the death benefit paid to the beneficiary in a lump sum.

     - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "GUARANTEED INCOME SOLUTION"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

                                    FEE TABLE

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The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see "Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES

TRANSFER CHARGE.....................................................   $10(1)
(assessed on transfers that exceed 12 per year)


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE...............................   $30(2)


ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.55% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

                                                                   STANDARD DEATH    ENHANCED DEATH
                                                                       BENEFIT           BENEFIT
                                                                   --------------    --------------
Mortality and Expense Risk Charge*.............................         1.55%             1.75%
Administrative Expense Charge..................................         0.15%             0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES
  SELECTED.....................................................         1.70%             1.90%
Optional E.S.P. Charge.........................................         0.20%             0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY
  SELECTED.....................................................         1.90%             2.10%
Optional GMWB I Charge (maximum upon reset)....................         1.00%(3)          1.00%(3)
Optional GMWB II Charge (maximum upon reset)...................         1.00%(3)          1.00%(3)
Optional GMWB III Charge.......................................         0.25%             0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
  SELECTED.....................................................         2.70%             2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
  SELECTED.....................................................         2.70%             2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
  SELECTED.....................................................         1.95%             2.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I
  SELECTED.....................................................         2.90%             3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II
  SELECTED.....................................................         2.90%             3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III
  SELECTED.....................................................         2.15%             2.35%


---------


*     We will waive the following amounts of the Mortality and Expense Risk
      Charge: the amount, if any, equal to the underlying fund expenses that are in excess of 0.63% for the Subaccount investing in the MetLife Stock Index Portfolio of the Metropolitan Series Fund, Inc., the amount, if any, equal to the underlying fund expenses that are in excess of 1.34% for the Subaccount investing in the T. Rowe Price Mid Cap Growth Portfolio of the Met Investors Series Trust, the amount, if any, equal to the underlying fund expenses that are in excess of 1.08% for the Subaccount investing in the FI Value Leaders Portfolio of the Metropolitan Series Fund, Inc., the amount, if any, equal to the underlying fund expenses that are in excess of 1.24% for the Subaccount investing in the Pioneer Strategic Income Portfolio of the Met Investors Series Trust, the amount, if any, equal to the underlying fund expenses that are in excess of 1.10% for the Subaccount investing in the BlackRock High Yield Portfolio of the Met Investors Series Trust the amount, if any, equal to the underlying fund expenses that are in excess of 0.87% for the Subaccount investing in the Lord Abbett Growth and Income Portfolio of the Met Investors Series Trust.


(1)   We do not currently assess the transfer charge.

(2) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

(3) The current charges for the available GMWB riders with a reset feature (see "Access to Your Money -- Guaranteed Minimum Withdrawal benefit") are 0.40% for GMWB I and 0.50% for GMWB II.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2008 (UNLESS OTHERWISE INDICATED):



The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 866-376-0389.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                         MINIMUM    MAXIMUM
                                                                         -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and
  other expenses)                                                         0.54%      1.88%



UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE   NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES*     EXPENSES   REIMBURSEMENT   EXPENSES**
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ----------
AIM VARIABLE INSURANCE
  FUNDS -- SERIES I
  AIM V.I. Utilities Fund........     0.60%          --        0.36%            --            0.96%         0.03%         0.93%(1)
CREDIT SUISSE TRUST
  International Equity Flex II
     Portfolio...................     1.25%          --        0.63%            --            1.88%           --          1.88%
DREYFUS SOCIALLY RESPONSIBLE
  GROWTH FUND, INC. -- SERVICE
  SHARES
  Dreyfus Socially Responsible
     Growth Fund, Inc. ..........     0.75%        0.25%       0.10%            --            1.10%           --          1.10%
DWS VARIABLE SERIES I -- CLASS B
  DWS Capital Growth VIP.........     0.37%        0.25%       0.23%            --            0.85%         0.03%         0.82%(2)
  DWS Global Opportunities VIP...     0.89%        0.25%       0.28%            --            1.42%           --          1.42%
  DWS Health Care VIP............     0.67%        0.25%       0.35%            --            1.27%           --          1.27%
DWS VARIABLE SERIES II -- CLASS B
  DWS Dreman Small Mid Cap Value
     VIP.........................     0.64%        0.25%       0.26%            --            1.15%           --          1.15%(3)
  DWS Global Thematic VIP........     0.90%        0.25%       0.62%            --            1.77%         0.12%         1.65%(4)
  DWS Government & Agency
     Securities VIP..............     0.45%        0.25%       0.28%            --            0.98%           --          0.98%(3)
  DWS Technology VIP.............     0.66%        0.25%       0.38%            --            1.29%           --          1.29%(3)
MET INVESTORS SERIES TRUST
  BlackRock High Yield
     Portfolio -- Class B........     0.60%        0.25%       0.09%            --            0.94%           --          0.94%
  Lazard Mid Cap
     Portfolio -- Class B........     0.69%        0.25%       0.05%            --            0.99%           --          0.99%(5)
  Lord Abbett Growth and Income
     Portfolio -- Class B........     0.50%        0.25%       0.03%            --            0.78%           --          0.78%
  MetLife Balanced Strategy
     Portfolio -- Class B#.......     0.06%        0.25%         --           0.67%           0.98%           --          0.98%(6)

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE   NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES*     EXPENSES   REIMBURSEMENT   EXPENSES**
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ----------
  MetLife Growth Strategy
     Portfolio -- Class B#.......     0.06%        0.25%         --           0.71%           1.02%           --          1.02%(6)
  MetLife Moderate Strategy
     Portfolio -- Class B#.......     0.07%        0.25%         --           0.63%           0.95%           --          0.95%(6)
  MFS(R) Emerging Markets Equity
     Portfolio -- Class A........     0.98%          --        0.13%            --            1.11%           --          1.11%
  MFS(R) Research International
     Portfolio -- Class B........     0.70%        0.25%       0.06%            --            1.01%           --          1.01%
  Pioneer Strategic Income
     Portfolio -- Class E........     0.60%        0.15%       0.09%            --            0.84%           --          0.84%
  T. Rowe Price Mid Cap Growth
     Portfolio -- Class B........     0.75%        0.25%       0.03%            --            1.03%           --          1.03%
  Turner Mid Cap Growth
     Portfolio -- Class B........     0.77%        0.25%       0.05%            --            1.07%           --          1.07%
METROPOLITAN SERIES FUND, INC.
  BlackRock Bond Income
     Portfolio -- Class B........     0.38%        0.25%       0.05%            --            0.68%         0.01%         0.67%(7)
  BlackRock Diversified
     Portfolio -- Class B........     0.45%        0.25%       0.04%            --            0.74%           --          0.74%
  BlackRock Large Cap Value
     Portfolio -- Class B........     0.67%        0.25%       0.05%            --            0.97%           --          0.97%
  BlackRock Money Market
     Portfolio -- Class B........     0.32%        0.25%       0.02%            --            0.59%         0.01%         0.58%(8)
  Davis Venture Value
     Portfolio -- Class B........     0.70%        0.25%       0.03%            --            0.98%         0.04%         0.94%(9)
  FI Value Leaders
     Portfolio -- Class B........     0.65%        0.25%       0.06%            --            0.96%           --          0.96%
  MetLife Stock Index
     Portfolio -- Class B........     0.25%        0.25%       0.04%            --            0.54%         0.01%         0.53%(10)
  MFS(R) Total Return
     Portfolio -- Class B........     0.53%        0.25%       0.05%            --            0.83%           --          0.83%
  MFS(R) Value Portfolio -- Class
     E...........................     0.72%        0.15%       0.08%            --            0.95%         0.07%         0.88%(11)
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B........     0.60%        0.25%       0.07%            --            0.92%           --          0.92%
  T. Rowe Price Small Cap Growth
     Portfolio -- Class B........     0.51%        0.25%       0.08%            --            0.84%           --          0.84%
THE ALGER AMERICAN FUND -- CLASS
  S
  Alger American Capital
     Appreciation................     0.81%        0.25%       0.14%            --            1.20%         0.04%         1.16%(12)



---------

* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.

** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.


(1) The Fund's advisor has contractually agreed, through at least April 30, 2010, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) to 0.93% of average daily net assets.



(2) Through April 30, 2010, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total operating expenses at 0.49% for Class A and 0.82% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.



(3) The Management Fee has been restated on an annualized basis to reflect fee changes which took effect May 1, 2008. Other Expenses are based on estimated amounts for the current fiscal year. Actual expenses may be different.





(4) Through September 30, 2009, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total operating expenses at 1.47% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest. Effective October 1, 2009 through April 30, 2010, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total operating expenses at ratios no higher than 1.65% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest. The Management Fee has been restated on an annualized basis to reflect fee changes which took effect May 1, 2008. Other Expenses are based on estimated amounts for the current fiscal year. Actual expenses may be different.



(5) Other Expenses include 0.02% of deferred expense reimbursement from a prior period.



(6) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee.





(7) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.325% for the Portfolio's average daily net assets in excess of $1 billion but less than $2 billion.





(8) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.345% for the first $500 million of the Portfolio's average daily net assets and 0.335% for the next $500 million. Other Expenses include Treasury Guarantee Program expenses of 0.012% incurred for the period September 19, 2008 through December 31, 2008.





(9) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.75% for the first $50 million of the Portfolio's average daily net assets, 0.70% for the next $450 million, 0.65% for the next $4 billion, and 0.625% for amounts over $4.5 billion.



(10) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to 0.243%.



(11) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets, 0.60% for the next $250 million, and 0.50% for amounts over $1.5 billion.



(12) Effective December 1, 2006 through November 30, 2011, the Manager has contractually agreed to waive 0.035% of its advisory fees.



(#)This Portfolio is not available for investment prior to May 4, 2009.


EXAMPLE

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. This example do not represent past or future expenses. Your actual expenses may be more or less than those shown.

This example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes you have elected all of the available optional benefits and that you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. The example assumes that the maximum charge of 1.00% for the Guaranteed Minimum Withdrawal Benefit (GMWB I or II) applies in all contract years. Your actual expenses will be less than those shown if you do not elect all of the optional benefits.



This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the GMWB I or GMWB II (assuming the maximum charge of 1.00% applies in all contract years).


                                                                                         IF CONTRACT IS NOT SURRENDERED
                                                                                                       OR
                                               IF CONTRACT IS SURRENDERED AT THE            ANNUITIZED AT THE END OF
                                                      END OF PERIOD SHOWN:                       PERIOD SHOWN:
                                          -------------------------------------------    ------------------------------
FUNDING OPTION                            1 YEAR     3 YEARS     5 YEARS     10 YEARS    1 YEAR     3 YEARS     5 YEARS
--------------                            ------     -------     -------     --------    ------     -------     -------
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................     $426       $1,284      $2,150      $4,359      $426       $1,284      $2,150
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................     $369       $1,117      $1,879      $3,850      $369       $1,117      $1,879
                                             IF
                                          CONTRACT
                                           IS NOT
                                           SURREN-
                                          DERED OR
                                           ANNUI-
                                          TIZED AT
                                           THE END
                                             OF
                                           PERIOD
                                           SHOWN:
                                          --------
FUNDING OPTION                            10 YEARS
--------------                            --------
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................     $4,359
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................     $3,850

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------


See Appendix A.


                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

Scudder Advocate Advisor Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax-deferred in the funding options of your choice. We offer multiple Variable Funding Options. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account. The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The contract is not available to new purchasers. However, you may continue to make additional Purchase Payments or transfer Contract Value among the Variable Funding Options.

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your tax adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 866-376-0389.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $15,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent. Purchase Payments may be made at any time while the Annuitant is alive and before the date Annuity Payments begin.

We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.")

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.


We will credit any subsequent Purchase Payment to a Contract on the same business day we receive it, if it is received in Good Order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).


IF YOU SEND YOUR PURCHASE PAYMENTS OR TRANSACTION REQUESTS TO AN ADDRESS OTHER THAN THE ONE WE HAVE DESIGNATED FOR RECEIPT OF SUCH PURCHASE PAYMENTS OR REQUESTS, WE MAY RETURN THE PURCHASE PAYMENT TO YOU, OR THERE MAY BE A DELAY IN APPLYING THE PURCHASE PAYMENT OR TRANSACTION TO YOUR CONTRACT.

QUALIFIED CONTRACTS UNDER SECTION 403(B). If your Contract was issued as a Qualified Contract under Section 403(b) of the Code (also called a "tax sheltered annuity" or "TSA") in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See "Federal Tax Consequences.")

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment or transfer request (or, liquidate for a withdrawal request) is determined by dividing the amount directed to each Variable Funding Option (or, taken from each Variable Funding Option) by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each Variable Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund.

Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance policies, and in some instances, certain retirement plans. They are not the same as the retail mutual funds offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.

We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Underlying Funds. When the Company develops a variable product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN YOUR CONTRACT VALUE RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.

In certain circumstances, our ability to remove or replace an Underlying Fund may be limited by the terms of an agreement with DWS Investments ("DWS") relating to the offering under the Contract of certain Underlying Funds advised by DWS affiliates. That agreement, which was terminated on December 30, 2005, provided that we would not remove or replace as Variable Funding Options, for three years following the agreement's termination (i.e., through December 30, 2008), any of the portfolios of DWS Investments VIT Funds, DWS Variable Series I or DWS Variable Series II without the prior consent of DWS.


PAYMENTS WE RECEIVE. As described above, an investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of its affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts, and, in the Company's role as an intermediary, with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of its affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.


The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment adviser MetLife Advisers, LLC, which is formed as a "limited liability company." The Company's ownership interest in MetLife Advisers, LLC entitles us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the adviser. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the adviser to the subadvisers.)


Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee
Table -- Underlying Fund Fees and Expenses" and "Other
Information -- Distribution of Variable Annuity Contracts.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor, MetLife Investors Distribution Company. Payments under an Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 866-376-0389 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.


The current Underlying Funds are listed below, along with their investment advisers and any subadviser:


             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
AIM VARIABLE INSURANCE
  FUNDS -- SERIES I
AIM V.I. Utilities Fund            Seeks capital growth and income.   Invesco Aim Advisors, Inc.
                                                                      Subadvisers: Invesco Trimark
                                                                      Investment Management Inc.;
                                                                      Invesco Global Asset Management
                                                                      (N.A.), Inc.; Invesco
                                                                      Institutional (N.A.), Inc.;
                                                                      Invesco Senior Secured
                                                                      Management, Inc.; Invesco Hong
                                                                      Kong Limited; Invesco Asset
                                                                      Management Limited; Invesco Asset
                                                                      Management (Japan) Limited;
                                                                      Invesco Asset Management
                                                                      Deutschland, GmbH; and Invesco
                                                                      Australia Limited
CREDIT SUISSE TRUST
International Equity Flex II       Seeks capital appreciation.        Credit Suisse Asset Management,
  Portfolio                                                           LLC
DREYFUS SOCIALLY RESPONSIBLE
  GROWTH FUND, INC. -- SERVICE
  SHARES
Dreyfus Socially Responsible       Seeks to provide capital growth,   The Dreyfus Corporation
  Growth Fund, Inc.                with current income as a           Subadviser: Mellon Capital
                                   secondary goal.                    Management LLC
DWS VARIABLE SERIES I -- CLASS B
DWS Capital Growth VIP             Seeks to provide long-term growth  Deutsche Investment Management
                                   of capital.                        Americas Inc.

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
DWS Global Opportunities VIP       Seeks above-average capital        Deutsche Investment Management
                                   appreciation over the long-term.   Americas Inc.
DWS Health Care VIP                Seeks long-term growth of          Deutsche Investment Management
                                   capital.                           Americas Inc.
DWS VARIABLE SERIES II -- CLASS B
DWS Dreman Small Mid Cap Value     Seeks long-term capital            Deutsche Investment Management
  VIP                              appreciation.                      Americas Inc.
                                                                      Subadviser: Dreman Value
                                                                      Management, L.L.C.
DWS Global Thematic VIP            Seeks long-term capital growth.    Deutsche Investment Management
                                                                      Americas Inc.
DWS Government & Agency            Seeks high current income          Deutsche Investment Management
  Securities VIP                   consistent with preservation of    Americas Inc.
                                   capital.
DWS Technology VIP                 Seeks growth of capital.           Deutsche Investment Management
                                                                      Americas Inc.
MET INVESTORS SERIES TRUST++
BlackRock High Yield               Seeks to maximize total return,    MetLife Advisers, LLC
  Portfolio -- Class B             consistent with income generation  Subadviser: BlackRock Financial
                                   and prudent investment             Management, Inc.
                                   management.
Lazard Mid Cap Portfolio -- Class  Seeks long-term growth of          MetLife Advisers, LLC
  B                                capital.                           Subadviser: Lazard Asset
                                                                      Management LLC
Lord Abbett Growth and Income      Seeks long-term growth of capital  MetLife Advisers, LLC
  Portfolio -- Class B             and income without excessive       Subadviser: Lord, Abbett & Co.
                                   fluctuation in market value.       LLC
MetLife Balanced Strategy          Seeks to provide a balance         MetLife Advisers, LLC
  Portfolio -- Class B             between a high level of current
                                   income and growth of capital with
                                   a greater emphasis on growth of
                                   capital.
MetLife Growth Strategy            Seeks to provide growth of         MetLife Advisers, LLC
  Portfolio -- Class B             capital.
MetLife Moderate Strategy          Seeks to provide a high total      MetLife Advisers, LLC
  Portfolio -- Class B             return in the form of income and
                                   growth of capital, with a greater
                                   emphasis on income.
MFS(R) Emerging Markets Equity     Seeks capital appreciation.        MetLife Advisers, LLC
  Portfolio -- Class A                                                Subadviser: Massachusetts
                                                                      Financial Services Company
MFS(R) Research International      Seeks capital appreciation.        MetLife Advisers, LLC
  Portfolio -- Class B                                                Subadviser: Massachusetts
                                                                      Financial Services Company
Pioneer Strategic Income           Seeks a high level of current      MetLife Advisers, LLC
  Portfolio -- Class E             income.                            Subadviser: Pioneer Investment
                                                                      Management, Inc.
T. Rowe Price Mid Cap Growth       Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class B             capital.                           Subadviser: T. Rowe Price
                                                                      Associates, Inc.
Turner Mid Cap Growth              Seeks capital appreciation.        MetLife Advisers, LLC
  Portfolio -- Class B                                                Subadviser: Tuner Investment
                                                                      Partners, Inc.

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
METROPOLITAN SERIES FUND, INC.
BlackRock Bond Income              Seeks a competitive total return   MetLife Advisers, LLC
  Portfolio -- Class B             primarily from investing in        Subadviser: BlackRock Advisors,
                                   fixed-income securities.           LLC
BlackRock Diversified              Seeks high total return while      MetLife Advisers, LLC
  Portfolio -- Class B             attempting to limit investment     Subadviser: BlackRock Advisors,
                                   risk and preserve capital.         LLC
BlackRock Large Cap Value          Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class B             capital.                           Subadviser: BlackRock Advisors,
                                                                      LLC
BlackRock Money Market             Seeks a high level of current      MetLife Advisers, LLC
  Portfolio -- Class B             income consistent with             Subadviser: BlackRock Advisors,
                                   preservation of capital.           LLC
Davis Venture Value                Seeks growth of capital.           MetLife Advisers, LLC
  Portfolio -- Class B                                                Subadviser: Davis Selected
                                                                      Advisers, L.P.
FI Value Leaders                   Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class B             capital.                           Subadviser: Pyramis Global
                                                                      Advisors, LLC
MetLife Stock Index                Seeks to equal the performance of  MetLife Advisers, LLC
  Portfolio -- Class B             the Standard & Poor's 500(R)       Subadviser: MetLife Investment
                                   Composite Stock Price Index.       Advisors Company, LLC
MFS(R) Total Return                Seeks a favorable total return     MetLife Advisers, LLC
  Portfolio -- Class B             through investment in a            Subadviser: Massachusetts
                                   diversified portfolio.             Financial Services Company
MFS(R) Value Portfolio -- Class E  Seeks capital appreciation.        MetLife Advisers, LLC
                                                                      Subadviser: Massachusetts
                                                                      Financial Services Company
T. Rowe Price Large Cap Growth     Seeks long-term growth of capital  MetLife Advisers, LLC
  Portfolio -- Class B             and, secondarily, dividend         Subadviser: T. Rowe Price
                                   income.                            Associates, Inc.
T. Rowe Price Small Cap Growth     Seeks long-term capital growth.    MetLife Advisers, LLC
  Portfolio -- Class B                                                Subadviser: T. Rowe Price
                                                                      Associates, Inc.
THE ALGER AMERICAN FUND -- CLASS
  S
Alger American Capital             Seeks long-term capital            Fred Alger Management, Inc.
  Appreciation                     appreciation.




++ Prior to May 1, 2009, Met Investors Advisory, LLC was the investment adviser of Met Investors Series Trust (the "Trust"). On May 1, 2009, Met Investors Advisory, LLC merged with and into MetLife Advisers, LLC, and MetLife Advisers, LLC has now become the investment adviser of the Trust.



Certain Variable Funding Options may have been subject to a merger, substitution or other change. Please see "Appendix B -- Additional Information Regarding Underlying Funds."


                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the services and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     - the ability for you to make withdrawals and surrenders under the Contracts

     - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

     - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

     -    administration of the annuity options available under the Contracts

     -    the distribution of various reports to Contract Owners

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

     - sales and marketing expenses including commission payments to your registered representative

     -    other costs of doing business

Risks we assume include:

     - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

     - that the amount of the death benefit will be greater than the Contract Value

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual Contract administrative charge and the administrative expense charge. The annual Contract administrative charge will be deducted on a pro-rata basis from amounts allocated to the Variable Funding Options. We will deduct this charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge :

     (1)  from the distribution of death proceeds;

     (2)  after an annuity payout has begun; or

     (3) if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge is 1.55% annually. If you choose the Enhanced Death Benefit, the M&E charge is 1.75% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your registered representative.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both age 75 or younger on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE


If you elect to add a GMWB rider to your Contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. You may elect these GMWB riders only at the time of your initial purchase of the Contract. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.


VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

--------------------------------------------------------------------------------


Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in Good Order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.


Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., Credit Suisse Global Small Cap Portfolio, DWS Global Opportunities VIP, DWS Dreman Small Mid Cap Value VIP, BlackRock High Yield Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Pioneer Strategic Income Portfolio, and T. Rowe Price Small Cap Growth Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

     - reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. You may only have one DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA Program, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any any premium tax not previously deducted. Unless you submit a Written Request specifying the Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.


We may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. It is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in Good Order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.


We may withhold payment of surrender or withdrawal proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law). There is currently no additional fee for electing systematic withdrawals.

Each systematic withdrawal is subject to federal income taxes on the taxable portion and may be subject to Contract charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations.") No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS

--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from the Variable Funding Options, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

     -    the death benefit will not be payable upon the Annuitant's death

     -    the Contingent Annuitant becomes the Annuitant

     -    all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal or beneficiary contract continuance ("Death Report Date").

There are age restrictions on certain death benefits (see The Annuity Contract section).

Note: If the owner dies before the Annuitant, the death benefit is recalculated replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT

If the Annuitant is less than age 80 on the Contract Date and dies before the Maturity Date, the death benefit payable as of the Death Report Date will be the greatest of a), b) or c) below, less any applicable premium tax. If the Annuitant is 80 or older on the Contract Date and dies before the Maturity Date, the death benefit payable as of the Death Report Date will be the greater of a) or b) below, less any applicable premium tax.

     a)   the Contract Value on the Death Report Date


     b)   the Adjusted Purchase Payment* (as described below)



     c)   the Step-Up Value** (if any, as described below)


ENHANCED DEATH BENEFIT

If the Annuitant dies before the Maturity Date and before age 80, the death benefit payable as of the Death Report Date will be the greatest of (a), (b),
(c) or (d), less any applicable premium tax:

     a)   the Contract Value on the Death Report Date


     b)   the Adjusted Purchase Payment* (as described below)



     c)   the Step-Up Value** (if any, as described below)



     d)   the Roll-Up Death Benefit Value** (if any, as described below)


If the Annuitant dies before the Maturity Date and on or after age 80, the death benefit payable as of the Death Report Date will be the greatest of (a), (b),
(c) or (d), less any applicable premium tax:

     a)   the Contract Value on the Death Report Date


     b)   the Adjusted Purchase Payment* (as described below)



     c)   the Step-Up Value** (if any, as described below)



     d) the Roll-Up Death Benefit Value**(if any, as described below) available at the Annuitant's 80th birthday, plus any additional Purchase Payments, minus any partial surrender reductions (as described below) which occur after the Annuitant's 80th birthday


* If you have elected a GMWB Rider (Guaranteed Income Solution) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date you purchase the rider.


** Your Step-Up Value or your Roll-Up Death Benefit Value will be subject to the partial surrender reduction below even if you have elected the GMWB Rider (Guaranteed Income Solution).


ADJUSTED PURCHASE PAYMENT: The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever any additional Purchase Payment(s) are made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction as described below.

STEP UP VALUE: The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value on that date. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a partial surrender is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described above.

ROLL UP DEATH BENEFIT VALUE: On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal (a) plus (b) minus
(c), increased by 5%, where:

     (a) is the Roll-Up Death Benefit as of the previous Contract Date anniversary

     (b)  any Purchase Payments made during the previous Contract Year

     (c) any Partial Surrender Reductions (as described below) during the previous Contract Year

On dates other than the Contract Date anniversary, the roll-up death benefit value will equal (a) plus (b) minus (c), where:

     (a) the Roll-Up Death Benefit Value on the previous Contract Date anniversary

     (b) any Purchase Payments made since the previous Contract Date anniversary

     (c) any Partial Surrender Reductions (as described below) since the previous Contract Date anniversary.

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions (as described below).

PARTIAL SURRENDER REDUCTION

ADJUSTED PURCHASE PAYMENT. The Partial Surrender Reduction is equal to (1) the Adjusted Purchase Payment in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

STEP-UP VALUE AND ROLL-UP VALUE. The Partial Surrender Reduction is equal to (1) the amount of the death benefit value (Step-Up or Roll-Up Value) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

The following examples apply to the Adjusted Purchase Payment, Step-Up Value or Roll-Up Value. Assume your current Contract Value is $55,000. If the current value of your death benefit is $50,000, and you decide to make a withdrawal of $10,000, we would reduce death benefit as follows:

           50,000 X (10,000/55,000) = $9,090

Your new death benefit would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If the current value of your death benefit is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the death benefit as follows:

           50,000 X (10,000/30,000) = $16,666

Your new death benefit would be 50,000-16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE. This provision must be elected at time of application.

If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE CONTRACT DATE, 40% OF THE LESSER
OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE CONTRACT DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the initial Contract Value. Whenever an additional Purchase Payment is made, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

           50,000 X (10,000/55,000) = $9,090

You new modified Purchase Payment would be $50,000-$9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

           50,000 X (10,000/30,000) = $16,666

Your new modified Purchase Payment would be 50,000-16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
--------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE         The beneficiary (ies), or if   Unless the beneficiary         Yes
ANNUITANT) (WITH NO JOINT     none, to the Contract          elects to continue the
OWNER)                        Owner's estate.                Contract rather than receive
                                                             a lump sum distribution.
--------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
--------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)  The beneficiary (ies), or if   Unless the beneficiary         Yes
(WITH NO JOINT OWNER)         none, to the Contract          elects to continue the
                              Owner's estate.                Contract rather than receive
                                                             a lump sum distribution.
--------------------------------------------------------------------------------------------------------------

NON-SPOUSAL JOINT OWNER (WHO  The surviving joint owner.                                    Yes
IS NOT THE ANNUITANT)
--------------------------------------------------------------------------------------------------------------

NON-SPOUSAL JOINT OWNER (WHO  The beneficiary (ies), or,     Unless the beneficiary         Yes
IS THE ANNUITANT)             if none, to the surviving      elects to continue the
                              joint owner.                   Contract rather than receive
                                                             a lump sum distribution.
--------------------------------------------------------------------------------------------------------------

SPOUSAL JOINT OWNER (WHO IS   The surviving joint owner.     Unless the spouse elects to    Yes
NOT THE ANNUITANT)                                           continue the Contract.
--------------------------------------------------------------------------------------------------------------

SPOUSAL JOINT OWNER (WHO IS   The beneficiary (ies), or,     Unless the spouse elects to    Yes
THE ANNUITANT)                if none, to the surviving      continue the Contract.
                              joint owner.
                                                             A spouse who is not the
                                                             beneficiary may decline to
                                                             receive the proceeds or to
                                                             continue the Contract and
                                                             instruct the Company to pay
                                                             the beneficiary.
--------------------------------------------------------------------------------------------------------------

ANNUITANT (WHO IS NOT THE     The beneficiary (ies), or if   Unless the beneficiary         Yes
CONTRACT OWNER)               none, to the Contract Owner.   elects to continue the
                                                             Contract rather than receive
                                                             a lump sum distribution.
                                                             But, if there is a
                                                             Contingent Annuitant, then
                                                             the Contingent Annuitant
                                                             becomes the Annuitant and
                                                             the Contract continues in
                                                             effect (generally using the
                                                             original Maturity Date). The
                                                             proceeds will then be paid
                                                             upon the death of the
                                                             Contingent Annuitant or
                                                             owner.
--------------------------------------------------------------------------------------------------------------

ANNUITANT (WHO IS THE         See death of "owner who is                                    Yes
CONTRACT OWNER)               the Annuitant" above.
--------------------------------------------------------------------------------------------------------------

ANNUITANT (WHERE OWNER IS A   The beneficiary (ies), or if                                  Yes (Death of
NON-NATURAL ENTITY/TRUST)     none, to the owner.                                           Annuitant is
                                                                                            treated as death
                                                                                            of the owner in
                                                                                            these
                                                                                            circumstances.)
--------------------------------------------------------------------------------------------------------------

CONTINGENT ANNUITANT          No death proceeds are                                         N/A
(ASSUMING ANNUITANT IS STILL  payable; Contract continues.
ALIVE)
--------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
--------------------------------------------------------------------------------------------------------------
BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------

CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------


                               QUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
--------------------------------------------------------------------------------------------------------------
OWNER/ANNUITANT               The beneficiary (ies), or if   Unless the beneficiary         Yes
                              none, to the Contract          elects to continue the
                              Owner's estate.                Contract rather than receive
                                                             a lump sum distribution.
--------------------------------------------------------------------------------------------------------------

BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------

CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------


* Certain payout rules of the Code are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. Spousal beneficiaries must choose to continue the Contract as allowed under the spousal contract continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5-year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

The terms and conditions that applied to the original Contract (including Contract fees and charges) will also apply to the continued Contract, with certain exceptions described in the Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract. For purposes of the death benefit on the continued Contract, the death benefit will be calculated the same as prior to continuance except all values used to calculate the death benefit, which may include a Step-Up Value or Roll-Up Death Benefit Value (depending on the optional benefit), are reset on the date the spouse continues the contract.


Spousal continuation will not satisfy required minimum distribution rules for Qualified Contracts other than IRAs. In addition, because the contract proceeds must be distributed within the time periods required by the federal Internal Revenue Code, the right of a spouse to continue the contract, and all contract provisions relating to spousal continuation, are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act, or any other applicable federal law.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

     -    transfer ownership

     -    take a loan

     -    make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity option then in effect.


DEATH PROCEEDS UNDER 403(B) CONTRACTS



If your Contract was issued in connection with a 403(b) plan, your beneficiary may elect to have the Contract's death proceeds paid through an account called the Total Control Account at the time for payment. The Total Control Account is an interest-bearing account through which the beneficiary has complete access to the proceeds, with unlimited check writing privileges. We credit interest to the account at a rate that will not be less than a minimum guaranteed rate.



Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.

                                 LIVING BENEFITS

--------------------------------------------------------------------------------

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "GUARANTEED INCOME SOLUTION")

For an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your Contract each year.


AVAILABILITY AND ELIGIBILITY We offer several different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. Additionally, each GMWB rider may offer different features depending upon the rider's issue date and state availability. Please check with your registered representative regarding which features are available in your state.



The GMWB riders described in this prospectus are called "GMWB I", "GMWB II", and ; we may refer to any one of these as GMWB. The availability of each rider is shown below.


--------------------------------------------------------------------------------------------------------------
         NAME OF RIDER:                    GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
ALSO CALLED:                          Guaranteed Income         Guaranteed Income         Guaranteed Income
                                          Solution                  Solution               Solution Value
--------------------------------------------------------------------------------------------------------------
AVAILABILITY:                         Not available for       Available on or after     Available on or after
                                    purchase on or after        March 21, 2005 if         March 21, 2005 if
                                   March 21, 2005, unless    approved in your state    approved in your state.
                                   GMWB II is not approved
                                        in your state
--------------------------------------------------------------------------------------------------------------


CURRENTLY, YOU MAY ELECT A GMWB RIDER ONLY AT THE TIME OF YOUR INITIAL PURCHASE OF THE CONTRACT.

REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment. If you added the GMWB after the initial purchase of the Contract, the Initial RBB is the Contract Value on the date the GMWB was added. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
If you make your first                    5% of RBB                 5% of RBB                 5% of RBB
withdrawal before the 3rd
anniversary
after you purchase GMWB:
--------------------------------------------------------------------------------------------------------------
If you make your first                   10% of RBB                10% of RBB                 5% of RBB
withdrawal on or after the 3(rd)
anniversary after you purchase
GMWB:
--------------------------------------------------------------------------------------------------------------



ADDITIONAL PREMIUM. Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.


WITHDRAWALS. When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.


However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

     - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

     - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

     - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

     - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

WITHDRAWAL EXAMPLES. The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. The example does not reflect the deduction of fees and charges and applicable income taxes and penalties. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

                   WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

-------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
-------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
-------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
-------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $100,000        $100,000               $5,000         $100,000        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $110,000        $100,000               $5,000          $90,000        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
PARTIAL
WITHDRAWAL        N/A         (100,000 x           [5,000 x (1-         N/A         (100,000 x           [5,000 x (1-
REDUCTION                  10,000/110,000) =    90,000/100,000)] =               10,000/90,000) =     88,889/100,000)] =
(PWR)                            9,091                  500                           $11,111                $556
-------------------------------------------------------------------------------------------------------------------------
GREATER OF
PWR OR THE
DOLLAR AMOUNT                   $10,000                                               $11,111
OF THE
WITHDRAWAL                  (10,000>9,091)                                        (11,111>10,000)
-------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $10,000                $500           $10,000         $11,111                $556
-------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
AFTER
WITHDRAWAL     $100,000         $90,000               $4,500          $80,000         $88,889               $4,444
-------------------------------------------------------------------------------------------------------------------------


                          WITHDRAWAL EXAMPLE FOR GMWB I

-------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
-------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
-------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
-------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $100,000        $100,000               $5,000         $100,000        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $110,000        $100,000               $5,000          $90,000        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY                     $90,909               $4,545                          $88,889               $4,444
AFTER
WITHDRAWAL               [100,000 -- (100,000         [(5,000                  [100,000 -- (100,000        [5,000 x
               $100,000    x10,000/110,000)]     x90,909/100,000)]    $80,000    x10,000/90,000)]      (88,889/100,000)]
-------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $9,091                 $455           $10,000         $11,111                $556
-------------------------------------------------------------------------------------------------------------------------


TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY). If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

     - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

          -    a qualified retirement plan (Code Section 401),

          -    a tax-sheltered annuity (Code Section 403(b)),

          -    an individual retirement account (Code Sections 408(a)),

          -    an individual retirement annuity (Code Section 408(b)), or

          -    a qualified deferred compensation plan (Code Section 457).

          Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

     - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

     - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

     - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004-9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).

You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:

     - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB anniversary.

          You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.

     - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY). If you select GMWB I or GMWB II, you may choose to reset your RBB starting with the 5th year anniversary date of your GMWB purchase. In accordance with the terms of the rider we have established the following procedures for resets. If you elect to reset within 30 days prior to the end of the 5th contract year, your new RBB will be reset to equal your current Contract Value. If you do not reset on the 5th year anniversary, you will have the opportunity to elect to reset during the 30-day period prior to each anniversary following the date of your 5th year anniversary of your GMWB purchase. In the event that you elect a reset you will be eligible to reset your RBB again provided that 5 contract years have elapsed since the most recent reset, so long as your election is made during the 30-day period prior to the anniversary date of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the charge may increase if you elect to reset the RBB. (In such cases, the charge will never exceed the guaranteed maximum charge.) Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE. The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted each business day from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.

--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
Current Annual Charge                       0.40%                     0.50%                     0.25%
--------------------------------------------------------------------------------------------------------------
Maximum Annual Charge After a               1.00%                     1.00%                      N/A
Reset
--------------------------------------------------------------------------------------------------------------


MAXIMUM RBB. Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION. Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5(th) anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB. If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

     - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

     - The total annual payment amount will equal the AWB and will never exceed your RBB, and

     - We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES AMONG THE GMWB RIDERS

The following chart may help you decide which version of GMWB is best for you.

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                                           GMWB I                    GMWB II                  GMWB III
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AWB                                  5% of RBB if first        5% of RBB if first             5% of RBB
                                   withdrawal before 3(rd)   withdrawal before 3(rd)
                                   anniversary 10% of RBB    anniversary 10% of RBB
                                   if first withdrawal on    if first withdrawal on
                                       or after 3(rd)            or after 3(rd)
                                         anniversary               anniversary
--------------------------------------------------------------------------------------------------------------
ANNUAL CHARGE                               0.40%                     0.50%                     0.25%
--------------------------------------------------------------------------------------------------------------
RESET                                        Yes                       Yes                       No
--------------------------------------------------------------------------------------------------------------
CAN I CANCEL MY GMWB?                        No               Yes, after the 5(th)      Yes, after the 5(th)
                                                               anniversary of GMWB       anniversary of GMWB
                                                                    purchase                  purchase
--------------------------------------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS                      No                        Yes                       Yes
--------------------------------------------------------------------------------------------------------------
WAIVER OF RECALCULATION OF AWB               No                        Yes                       Yes
FOR DISTRIBUTIONS FROM TAX-
QUALIFIED PLANS
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                               THE ANNUITY PERIOD

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MATURITY DATE

Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among payout options or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life;
(b) for life with a minimum number of payments assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states. Please be aware that once the Contract is annuitized, you are ineligible to receive the death benefit you have selected and any living benefit rider is terminated.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90(th) birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us). (For Contracts issued in Florida and New York, the Maturity Date you elect may not be later than the Annuitant's 90(th) birthday.)

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.


DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you were issued a Contract with sex-distinct annuity rates prior to the time that state law mandated unisex annuity rates (if applicable in your state), the annuity rates we use will not be less than the guaranteed sex-distinct rates in the Contract when issued. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.


The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

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ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.


During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract. (See "Annuity Options.") Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to a survivor under Options 3, 4 and 6 and/or the duration of the guarantee period under Options 2, 5 and 6.


The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected. This option may not satisfy the minimum required distribution rules for Qualified Contracts. Consult a tax adviser before electing this option.

Option 6 -- Other Annuity Options. We will make any other arrangements for Annuity Payments as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the annuity option "Payments for a Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to the present value of remaining certain payments. The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

                        MISCELLANEOUS CONTRACT PROVISIONS

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RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Accordingly, no Contract will be terminated due solely to negative investment performance. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value. Federal tax law may impose additional restrictions on our right to terminate your traditional IRA, Roth IRA or other Qualified Contract.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders.


                              THE SEPARATE ACCOUNT

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The Company issues the Contract under Separate Account Eleven. Separate Account Eleven was established on November 14, 2002 and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended. Prior to December 8, 2008, the Company issued the Contract under MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002 ("MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002") and MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002 ("MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002"). On December 8, 2008, MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002 and MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002 along with certain other separate accounts (collectively, the "Former Separate Accounts") were combined with and into Separate Account Eleven (the "Combination").



In connection with the Combination, we transferred the assets of the Former Separate Accounts to Separate Account Eleven and Separate Account Eleven assumed the liabilities and contractual obligations of the Former Separate Accounts. The financial statements of Separate Account Eleven reflect the Combination. Assets and liabilities are reported on a combined basis and unit values are illustrated as a range.


We hold the assets of the Separate Account for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims-paying ability of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

We reserve the right to transfer assets of the Separate Account to another separate account, and/or to modify the structure or operation of the Separate Account, subject to the necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

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The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

GENERAL TAXATION OF ANNUITIES


Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax advisor.


STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including
IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has been submitted to the IRS for review and is awaiting approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS


Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.



Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Enhanced Stepped-Up Provision, as well as all living benefits such as GMAB and GMWB, if available in your contract) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.



MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.


NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, INCLUDING IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.


SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009: Under recently enacted legislation, you (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution ("RMD") for 2009. The waiver does not apply to any 2008 payments even if received in 2009, so for those payments, you are still required to receive your first RMD payment by April 1, 2009. In contrast, if your first RMD would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five year rule is applied without regard to calendar year 2009. For instance, if you died in 2007, the five year period ends in 2013 instead of 2012. This RMD waiver does not apply if you are receiving annuity payments under your contract. The RMD rules are complex, so please consult with your tax advisor before waiving your 2009 RMD payment.


INDIVIDUAL RETIREMENT ANNUITIES


To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,000 in 2009, and it may be indexed for inflation in years after 2009. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.


Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $49,000 or 100% of pay for each participant in 2009.


ROTH IRAS



Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

TSAS (ERISA AND NON-ERISA)

GENERAL. TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.

In general contributions to sec.403(b) arrangements are subject to limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).


The IRS adopted new regulations in 2007 affecting sec.403(b) plans and arrangements. As part of these regulations, employers will need to meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under sec.403(b). These regulations are generally effective January 1, 2009. Prior to the new rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under sec.403(b) under certain conditions (so-called "90-24 transfers"). The new regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.


If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

     - Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

     - Is directly transferred to another permissible investment under sec.403(b) arrangements;

     -    Relates to amounts that are not salary reduction elective deferrals;

     - Occurs after you die, leave your job or become disabled (as defined by the Code); or

     - Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.


DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:


     (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

     (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

     (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

     (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

     (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

     (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

     (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

Many of the federal income tax rules pertaining to Designated Roth Accounts have not yet been finalized. Both you and your employer should consult their own tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.


The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:


The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

LOANS. If your TSA Contract permits loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all you employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

     -    a non-taxable return of your Purchase Payment; or

     -    a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.

PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59 1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received under that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.

We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFITS

If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value. This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

                                OTHER INFORMATION

--------------------------------------------------------------------------------

THE INSURANCE COMPANY

Please refer to your Contract to determine which Company issued your Contract.


MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.


Before December 7, 2007, certain of the Contracts were issued by MetLife Life and Annuity Company of Connecticut, a stock life insurance company chartered in 1973 in Connecticut. These Contracts were funded through MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002, a separate account registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended. On December 7, 2007, MLACC, a wholly-owned subsidiary of the Company and an indirect, wholly-owned subsidiary of MetLife, Inc., merged with and into the Company. Upon consummation of the merger, MLACC's corporate existence ceased by operation of law, and the Company assumed legal ownership of all of the assets of MLACC, including MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002 and its assets. Pursuant to the merger, therefore, MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002 became a separate account of the Company. As a result of the merger, the Company also has become responsible for all of MLACC's liabilities and obligations, including those created under the Contract as initially issued by MLACC (formerly known as The Travelers Life and Annuity Company) and outstanding on the date of the merger. The Contract has thereby become a variable contract funded by a separate account of the Company, and each owner thereof has become a Contract Owner of the Company.

FINANCIAL STATEMENTS


The financial statements of the Company and each of the Sub-Accounts of the Separate Account are located in the Statement of Additional Information. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contract.


DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut (the "Company") has appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal

Underwriting Agreement. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.

MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). An investor brochure that includes information describing FINRA's Public Disclosure Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org.

MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company no longer offers the Contracts to new purchasers but it continues to accept Purchase Payments from Contract Owners.

COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).

The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products.


The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds that may be offered under the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., and MetLife Advisers, LLC. MetLife Advisers, LLC is an affiliate of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                                   APPENDIX A

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                         CONDENSED FINANCIAL INFORMATION


        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE INSURANCE COMPANY OF CT VARIABLE ANNUITY SEPARATE ACCOUNT 2002
                                       AND
 METLIFE LIFE AND ANNUITY COMPANY OF CT VARIABLE ANNUITY SEPARATE ACCOUNT 2002)
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

           SCUDDER ADVOCATE ADVISOR -- SEPARATE ACCOUNT CHARGES 1.70%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (6/03)...............  2008      2.180          1.450             19,834
                                                       2007      1.838          2.180             11,985
                                                       2006      1.490          1.838             12,377
                                                       2005      1.297          1.490              5,352
                                                       2004      1.068          1.297            105,430
                                                       2003      1.000          1.068                 --

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.160          1.166                 --
                                                       2005      1.091          1.160            107,552
                                                       2004      1.064          1.091            178,653
                                                       2003      1.000          1.064             87,634

  Alger American Capital Appreciation Subaccount
  (Class S) (6/03)...................................  2008      2.047          1.102             30,141
                                                       2007      1.563          2.047             28,256
                                                       2006      1.337          1.563             39,716
                                                       2005      1.191          1.337             40,201
                                                       2004      1.123          1.191             35,593
                                                       2003      1.000          1.123             28,086

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/03).............................................  2007      2.660          2.786                 --
                                                       2006      2.041          2.660             33,848
                                                       2005      1.623          2.041             39,750
                                                       2004      1.321          1.623             52,303
                                                       2003      1.000          1.321              8,699

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2008      1.726          0.904                 --
                                                       2007      1.828          1.726                 --
                                                       2006      1.642          1.828                 --
                                                       2005      1.438          1.642                 --
                                                       2004      1.240          1.438                 --
                                                       2003      1.000          1.240                 --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2008      1.489          1.461                 --
                                                       2007      1.494          1.489             54,944
                                                       2006      1.411          1.494             69,479
                                                       2005      1.318          1.411             78,937
                                                       2004      1.173          1.318            104,101
                                                       2003      1.000          1.173             18,930

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (6/03)............................  2008      1.350          0.868                 --
                                                       2007      1.278          1.350                 --
                                                       2006      1.193          1.278                 --
                                                       2005      1.174          1.193                 --
                                                       2004      1.127          1.174                 --
                                                       2003      1.000          1.127                 --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2008      1.175          1.118                 --
                                                       2007      1.140          1.175             13,270
                                                       2006      1.007          1.140             34,039
                                                       2005      1.000          1.007             81,807

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2008      1.818          1.868                 --
                                                       2007      2.211          1.818             57,122
                                                       2006      1.640          2.211            136,438
                                                       2005      1.498          1.640            157,009
                                                       2004      1.165          1.498            190,273
                                                       2003      1.000          1.165             27,964

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (7/05)..............  2007      1.022          1.043                 --
                                                       2006      0.996          1.022                 --
                                                       2005      1.000          0.996                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSI Capital Growth Subaccount (Class B) (6/03)....  2008      1.477          0.970            144,758
                                                       2007      1.340          1.477            150,750
                                                       2006      1.260          1.340            180,383
                                                       2005      1.181          1.260            141,840
                                                       2004      1.117          1.181             69,503
                                                       2003      1.000          1.117             43,222

  DWSI Global Opportunities Subaccount (Class B)
  (6/03).............................................  2008      2.263          1.109             69,447
                                                       2007      2.113          2.263             68,134
                                                       2006      1.764          2.113             76,686
                                                       2005      1.519          1.764            114,016
                                                       2004      1.255          1.519             38,748
                                                       2003      1.000          1.255              1,444

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2008      1.401          1.315                 --
                                                       2007      1.411          1.401             29,061
                                                       2006      1.267          1.411             63,769
                                                       2005      1.219          1.267             66,820
                                                       2004      1.129          1.219             59,098
                                                       2003      1.000          1.129             11,582

  DWSI Health Care Subaccount (Class B) (6/03).......  2008      1.480          1.113            298,596
                                                       2007      1.334          1.480            288,512
                                                       2006      1.282          1.334            290,993
                                                       2005      1.207          1.282            235,633
                                                       2004      1.125          1.207             72,225
                                                       2003      1.000          1.125                979

  DWSI International Subaccount (Class B) (6/03).....  2008      2.137          2.045                 --
                                                       2007      1.902          2.137             90,687
                                                       2006      1.543          1.902            100,933
                                                       2005      1.356          1.543             99,024
                                                       2004      1.186          1.356             75,869
                                                       2003      1.000          1.186             14,297

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (6/03)..........................................  2006      1.213          1.270                 --
                                                       2005      1.240          1.213            122,629
                                                       2004      1.131          1.240             81,885
                                                       2003      1.000          1.131                980

  DWSII All Cap Growth Subaccount (Class B) (6/03)...  2006      1.436          1.584                 --
                                                       2005      1.290          1.436              1,989
                                                       2004      1.177          1.290              1,931
                                                       2003      1.000          1.177              1,830

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Balanced Subaccount (Class B) (6/03).........  2008      1.261          1.226                 --
                                                       2007      1.228          1.261             14,689
                                                       2006      1.137          1.228             34,340
                                                       2005      1.113          1.137             50,821
                                                       2004      1.065          1.113             46,308
                                                       2003      1.000          1.065             21,045

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2008      1.628          1.525                 --
                                                       2007      1.606          1.628             93,272
                                                       2006      1.418          1.606            136,917
                                                       2005      1.315          1.418            187,252
                                                       2004      1.157          1.315            109,471
                                                       2003      1.000          1.157             59,267

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.197          0.907             78,374
                                                       2007      1.163          1.197            169,727
                                                       2006      1.087          1.163            224,709
                                                       2005      1.059          1.087            200,299
                                                       2004      1.000          1.059             54,007

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2008      1.057          1.019                 --
                                                       2007      1.036          1.057            396,400
                                                       2006      1.014          1.036            424,017
                                                       2005      1.013          1.014            536,371
                                                       2004      0.990          1.013            611,341
                                                       2003      1.000          0.990            321,244

  DWSII Davis Venture Value Subaccount (Class B)
  (6/03).............................................  2008      1.570          1.521                 --
                                                       2007      1.533          1.570            182,090
                                                       2006      1.364          1.533            250,626
                                                       2005      1.270          1.364            295,290
                                                       2004      1.160          1.270            182,591
                                                       2003      1.000          1.160             40,393

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2008      1.536          1.464                 --
                                                       2007      1.598          1.536            609,248
                                                       2006      1.375          1.598            690,512
                                                       2005      1.301          1.375            687,376
                                                       2004      1.164          1.301            407,254
                                                       2003      1.000          1.164            168,790

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (6/03)..........................................  2006      1.660          2.034            240,489
                                                       2005      1.538          1.660            251,174
                                                       2004      1.246          1.538            233,796
                                                       2003      1.000          1.246             76,571

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.133          1.361                 --
                                                       2005      1.054          1.133             38,079
                                                       2004      1.000          1.054              1,000

  DWSII Global Thematic Subaccount (Class B) (6/03)..  2008      2.122          1.088             22,689
                                                       2007      2.040          2.122             12,799
                                                       2006      1.600          2.040             20,333
                                                       2005      1.328          1.600             25,135
                                                       2004      1.182          1.328             18,735
                                                       2003      1.000          1.182                 --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2008      1.077          1.107            148,731
                                                       2007      1.039          1.077            139,829
                                                       2006      1.018          1.039            172,907
                                                       2005      1.013          1.018            180,619
                                                       2004      0.997          1.013            186,029
                                                       2003      1.000          0.997            127,781

  DWSII Growth Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.313          0.845             13,479
                                                       2007      1.265          1.313             12,440
                                                       2006      1.142          1.265             12,769
                                                       2005      1.096          1.142             13,024
                                                       2004      1.000          1.096             14,315

  DWSII High Income Subaccount (Class B) (6/03)......  2008      1.311          1.295                 --
                                                       2007      1.326          1.311            188,820
                                                       2006      1.225          1.326            421,184
                                                       2005      1.205          1.225            438,756
                                                       2004      1.093          1.205            686,930
                                                       2003      1.000          1.093          1,525,876

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.061          1.080                 --
                                                       2005      1.042          1.061             61,422
                                                       2004      1.000          1.042             14,511

  DWSII Index 500 Subaccount (Class B) (6/03)........  2005      1.226          1.248                 --
                                                       2004      1.134          1.226             74,311
                                                       2003      1.000          1.134             27,581

  DWSII International Select Equity Subaccount (Class
  B) (6/03)..........................................  2008      2.209          2.130                 --
                                                       2007      1.934          2.209            161,136
                                                       2006      1.573          1.934            186,574
                                                       2005      1.403          1.573            257,488
                                                       2004      1.211          1.403            104,893
                                                       2003      1.000          1.211             71,700

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Janus Growth & Income Subaccount (Class B)
  (6/03).............................................  2008      1.491          1.431                 --
                                                       2007      1.428          1.491             58,606
                                                       2006      1.345          1.428             58,474
                                                       2005      1.224          1.345             56,019
                                                       2004      1.121          1.224             39,350
                                                       2003      1.000          1.121             29,840

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (6/03)..........................................  2006      1.292          1.277                 --
                                                       2005      1.226          1.292             24,100
                                                       2004      1.112          1.226                 --
                                                       2003      1.000          1.112                 --

  DWSII Large Cap Core Subaccount (Class B) (11/04)..  2006      1.151          1.276                 --
                                                       2005      1.037          1.151             50,432
                                                       2004      1.000          1.037              1,000

  DWSII Large Cap Value Subaccount (Class B) (6/03)..  2008      1.570          1.548                 --
                                                       2007      1.417          1.570             52,029
                                                       2006      1.253          1.417            152,921
                                                       2005      1.255          1.253            215,732
                                                       2004      1.164          1.255            250,066
                                                       2003      1.000          1.164             28,232

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (6/03).............................................  2006      1.267          1.305                 --
                                                       2005      1.297          1.267             75,467
                                                       2004      1.124          1.297             63,494
                                                       2003      1.000          1.124              8,261

  DWSII Mid Cap Growth Subaccount (Class B) (6/03)...  2008      1.544          1.453                 --
                                                       2007      1.456          1.544                591
                                                       2006      1.339          1.456              5,352
                                                       2005      1.188          1.339              5,206
                                                       2004      1.166          1.188              5,292
                                                       2003      1.000          1.166              5,251

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.254          0.858             33,206
                                                       2007      1.214          1.254             33,687
                                                       2006      1.113          1.214             33,794
                                                       2005      1.077          1.113            195,381
                                                       2004      1.000          1.077             14,392

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Money Market Subaccount (Class B) (6/03).....  2008      1.040          1.045                 --
                                                       2007      1.011          1.040         11,563,250
                                                       2006      0.987          1.011         11,616,515
                                                       2005      0.980          0.987         12,232,655
                                                       2004      0.992          0.980         11,942,962
                                                       2003      1.000          0.992         12,034,682

  DWSII Oak Strategic Equity Subaccount (Class B)
  (6/03).............................................  2006      1.113          1.137                 --
                                                       2005      1.185          1.113             89,431
                                                       2004      1.195          1.185             96,447
                                                       2003      1.000          1.195              7,067

  DWSII Small Cap Growth Subaccount (Class B)
  (6/03).............................................  2008      1.386          1.209                 --
                                                       2007      1.333          1.386             31,901
                                                       2006      1.293          1.333             39,749
                                                       2005      1.233          1.293             43,926
                                                       2004      1.134          1.233             35,389
                                                       2003      1.000          1.134             97,891

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2008      1.162          1.162                 --
                                                       2007      1.125          1.162             81,193
                                                       2006      1.052          1.125            107,443
                                                       2005      1.050          1.052            144,882
                                                       2004      0.986          1.050            131,512
                                                       2003      1.000          0.986             29,991

  DWSII Technology Subaccount (Class B) (6/03).......  2008      1.363          0.718            104,262
                                                       2007      1.218          1.363             95,116
                                                       2006      1.233          1.218            105,281
                                                       2005      1.215          1.233            103,868
                                                       2004      1.217          1.215             63,847
                                                       2003      1.000          1.217             73,874

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (6/03).............................................  2008      1.856          1.727                 --
                                                       2007      1.509          1.856             18,243
                                                       2006      1.445          1.509             92,984
                                                       2005      1.321          1.445            100,347
                                                       2004      1.214          1.321            110,771
                                                       2003      1.000          1.214             19,703

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *...........................................  2008      1.298          0.969            154,634

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2008      1.479          0.934             52,147

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/08) *.................................  2008      1.039          0.690            403,141

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2008      3.486          1.529             24,321
                                                       2007      2.768          3.486             25,896

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08)...................................  2008      2.049          1.194            218,066

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08) *...........................................  2008      1.165          1.008             75,766

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class
  B) (4/08) *........................................  2008      1.457          0.901                591

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2008      1.721          0.939             15,440

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08).............................................  2008      1.017          0.962            299,148

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08).............................................  2008      1.224          0.959             13,762

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2008      1.355          0.920            540,262

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08).............................................  2008      1.869          1.874            140,906

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).............................................  2008      1.515          0.933            124,510

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *..................................................  2008      1.524          0.989             99,110

  MSF MetLife Stock Index Subaccount (Class B) (4/08)
  *..................................................  2008      1.116          0.725             13,622

  MSF MFS(R) Total Return Subaccount (Class B)
  (1/70).............................................  2008      1.096          0.837             60,121
                                                       2007      1.071          1.096             70,914
                                                       2006      1.000          1.071            107,733

  MSF MFS(R) Value Subaccount (Class E) (4/08).......  2008      1.546          1.077             38,187

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/08) *...........................................  2008      1.038          0.641            538,174

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.382          0.843             61,498

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.211          0.796            233,469





           SCUDDER ADVOCATE ADVISOR -- SEPARATE ACCOUNT CHARGES 2.60%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (6/03)...............  2008      2.092          1.379               --
                                                       2007      1.780          2.092               --
                                                       2006      1.456          1.780               --
                                                       2005      1.279          1.456               --
                                                       2004      1.063          1.279               --
                                                       2003      1.000          1.063               --

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.133          1.136               --
                                                       2005      1.075          1.133               --
                                                       2004      1.059          1.075               --
                                                       2003      1.000          1.059               --

  Alger American Capital Appreciation Subaccount
  (Class S) (6/03)...................................  2008      1.965          1.048               --
                                                       2007      1.514          1.965               --
                                                       2006      1.306          1.514               --
                                                       2005      1.174          1.306               --
                                                       2004      1.117          1.174               --
                                                       2003      1.000          1.117               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/03).............................................  2007      2.576          2.690               --
                                                       2006      1.995          2.576               --
                                                       2005      1.600          1.995               --
                                                       2004      1.315          1.600               --
                                                       2003      1.000          1.315               --

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2008      1.657          0.859               --
                                                       2007      1.770          1.657               --
                                                       2006      1.605          1.770               --
                                                       2005      1.418          1.605               --
                                                       2004      1.234          1.418               --
                                                       2003      1.000          1.234               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2008      1.429          1.398               --
                                                       2007      1.447          1.429               --
                                                       2006      1.379          1.447               --
                                                       2005      1.299          1.379               --
                                                       2004      1.167          1.299               --
                                                       2003      1.000          1.167               --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (6/03)............................  2008      1.296          0.826               --
                                                       2007      1.238          1.296               --
                                                       2006      1.166          1.238               --
                                                       2005      1.158          1.166               --
                                                       2004      1.121          1.158               --
                                                       2003      1.000          1.121               --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2008      1.151          1.092               --
                                                       2007      1.127          1.151               --
                                                       2006      1.004          1.127               --
                                                       2005      1.000          1.004               --

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2008      1.745          1.787               --
                                                       2007      2.141          1.745               --
                                                       2006      1.602          2.141               --
                                                       2005      1.477          1.602               --
                                                       2004      1.160          1.477               --
                                                       2003      1.000          1.160               --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (7/05)..............  2007      1.009          1.020               --
                                                       2006      0.992          1.009               --
                                                       2005      1.000          0.992               --

  DWSI Capital Growth Subaccount (Class B) (6/03)....  2008      1.418          0.923               --
                                                       2007      1.298          1.418               --
                                                       2006      1.231          1.298               --
                                                       2005      1.164          1.231               --
                                                       2004      1.111          1.164               --
                                                       2003      1.000          1.111               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSI Global Opportunities Subaccount (Class B)
  (6/03).............................................  2008      2.172          1.054               --
                                                       2007      2.047          2.172               --
                                                       2006      1.723          2.047               --
                                                       2005      1.498          1.723               --
                                                       2004      1.249          1.498               --
                                                       2003      1.000          1.249               --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2008      1.345          1.259               --
                                                       2007      1.367          1.345               --
                                                       2006      1.238          1.367               --
                                                       2005      1.202          1.238               --
                                                       2004      1.123          1.202               --
                                                       2003      1.000          1.123               --

  DWSI Health Care Subaccount (Class B) (6/03).......  2008      1.420          1.059               --
                                                       2007      1.292          1.420               --
                                                       2006      1.253          1.292               --
                                                       2005      1.190          1.253               --
                                                       2004      1.119          1.190               --
                                                       2003      1.000          1.119               --

  DWSI International Subaccount (Class B) (6/03).....  2008      2.051          1.957               --
                                                       2007      1.843          2.051               --
                                                       2006      1.507          1.843               --
                                                       2005      1.337          1.507               --
                                                       2004      1.180          1.337               --
                                                       2003      1.000          1.180               --

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (6/03)..........................................  2006      1.186          1.234               --
                                                       2005      1.223          1.186               --
                                                       2004      1.125          1.223               --
                                                       2003      1.000          1.125               --

  DWSII All Cap Growth Subaccount (Class B) (6/03)...  2006      1.403          1.535               --
                                                       2005      1.272          1.403               --
                                                       2004      1.171          1.272               --
                                                       2003      1.000          1.171               --

  DWSII Balanced Subaccount (Class B) (6/03).........  2008      1.210          1.173               --
                                                       2007      1.189          1.210               --
                                                       2006      1.111          1.189               --
                                                       2005      1.098          1.111               --
                                                       2004      1.059          1.098               --
                                                       2003      1.000          1.059               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2008      1.563          1.459               --
                                                       2007      1.555          1.563               --
                                                       2006      1.386          1.555               --
                                                       2005      1.296          1.386               --
                                                       2004      1.151          1.296               --
                                                       2003      1.000          1.151               --

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.161          0.872               --
                                                       2007      1.138          1.161               --
                                                       2006      1.074          1.138               --
                                                       2005      1.056          1.074               --
                                                       2004      1.000          1.056               --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2008      1.014          0.975               --
                                                       2007      1.003          1.014               --
                                                       2006      0.991          1.003               --
                                                       2005      0.999          0.991               --
                                                       2004      0.985          0.999               --
                                                       2003      1.000          0.985               --

  DWSII Davis Venture Value Subaccount (Class B)
  (6/03).............................................  2008      1.507          1.456               --
                                                       2007      1.485          1.507               --
                                                       2006      1.333          1.485               --
                                                       2005      1.252          1.333               --
                                                       2004      1.154          1.252               --
                                                       2003      1.000          1.154               --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2008      1.475          1.401               --
                                                       2007      1.548          1.475               --
                                                       2006      1.344          1.548               --
                                                       2005      1.282          1.344               --
                                                       2004      1.158          1.282               --
                                                       2003      1.000          1.158               --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (6/03)..........................................  2006      1.622          1.970               --
                                                       2005      1.517          1.622               --
                                                       2004      1.240          1.517               --
                                                       2003      1.000          1.240               --

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.122          1.336               --
                                                       2005      1.053          1.122               --
                                                       2004      1.000          1.053               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Global Thematic Subaccount (Class B) (6/03)..  2008      2.037          1.034               --
                                                       2007      1.975          2.037               --
                                                       2006      1.564          1.975               --
                                                       2005      1.310          1.564               --
                                                       2004      1.176          1.310               --
                                                       2003      1.000          1.176               --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2008      1.034          1.053               --
                                                       2007      1.006          1.034               --
                                                       2006      0.995          1.006               --
                                                       2005      0.999          0.995               --
                                                       2004      0.992          0.999               --
                                                       2003      1.000          0.992               --

  DWSII Growth Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.274          0.812               --
                                                       2007      1.239          1.274               --
                                                       2006      1.128          1.239               --
                                                       2005      1.092          1.128               --
                                                       2004      1.000          1.092               --

  DWSII High Income Subaccount (Class B) (6/03)......  2008      1.258          1.240               --
                                                       2007      1.284          1.258               --
                                                       2006      1.197          1.284               --
                                                       2005      1.188          1.197               --
                                                       2004      1.088          1.188               --
                                                       2003      1.000          1.088               --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.048          1.060               --
                                                       2005      1.039          1.048               --
                                                       2004      1.000          1.039               --

  DWSII Index 500 Subaccount (Class B) (6/03)........  2005      1.209          1.223               --
                                                       2004      1.128          1.209               --
                                                       2003      1.000          1.128               --

  DWSII International Select Equity Subaccount (Class
  B) (6/03)..........................................  2008      2.120          2.039               --
                                                       2007      1.873          2.120               --
                                                       2006      1.537          1.873               --
                                                       2005      1.384          1.537               --
                                                       2004      1.205          1.384               --
                                                       2003      1.000          1.205               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Janus Growth & Income Subaccount (Class B)
  (6/03).............................................  2008      1.431          1.369               --
                                                       2007      1.383          1.431               --
                                                       2006      1.314          1.383               --
                                                       2005      1.207          1.314               --
                                                       2004      1.115          1.207               --
                                                       2003      1.000          1.115               --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (6/03)..........................................  2006      1.262          1.238               --
                                                       2005      1.209          1.262               --
                                                       2004      1.106          1.209               --
                                                       2003      1.000          1.106               --

  DWSII Large Cap Core Subaccount (Class B) (11/04)..  2006      1.140          1.253               --
                                                       2005      1.061          1.140               --
                                                       2005      1.036          1.061               --
                                                       2004      1.000          1.036               --

  DWSII Large Cap Value Subaccount (Class B) (6/03)..  2008      1.507          1.481               --
                                                       2007      1.372          1.507               --
                                                       2006      1.225          1.372               --
                                                       2005      1.237          1.225               --
                                                       2004      1.158          1.237               --
                                                       2003      1.000          1.158               --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (6/03).............................................  2006      1.239          1.267               --
                                                       2005      1.279          1.239               --
                                                       2004      1.118          1.279               --
                                                       2003      1.000          1.118               --

  DWSII Mid Cap Growth Subaccount (Class B) (6/03)...  2008      1.482          1.391               --
                                                       2007      1.410          1.482               --
                                                       2006      1.309          1.410               --
                                                       2005      1.172          1.309               --
                                                       2004      1.161          1.172               --
                                                       2003      1.000          1.161               --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.216          0.825               --
                                                       2007      1.188          1.216               --
                                                       2006      1.099          1.188               --
                                                       2005      1.074          1.099               --
                                                       2004      1.000          1.074               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Money Market Subaccount (Class B) (6/03).....  2008      0.998          1.000               --
                                                       2007      0.979          0.998               --
                                                       2006      0.964          0.979               --
                                                       2005      0.966          0.964               --
                                                       2004      0.987          0.966               --
                                                       2003      1.000          0.987               --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (6/03).............................................  2006      1.088          1.102               --
                                                       2005      1.169          1.088               --
                                                       2004      1.189          1.169               --
                                                       2003      1.000          1.189               --

  DWSII Small Cap Growth Subaccount (Class B)
  (6/03).............................................  2008      1.330          1.157               --
                                                       2007      1.291          1.330               --
                                                       2006      1.264          1.291               --
                                                       2005      1.215          1.264               --
                                                       2004      1.128          1.215               --
                                                       2003      1.000          1.128               --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2008      1.115          1.112               --
                                                       2007      1.090          1.115               --
                                                       2006      1.028          1.090               --
                                                       2005      1.035          1.028               --
                                                       2004      0.981          1.035               --
                                                       2003      1.000          0.981               --

  DWSII Technology Subaccount (Class B) (6/03).......  2008      1.308          0.682               --
                                                       2007      1.179          1.308               --
                                                       2006      1.205          1.179               --
                                                       2005      1.198          1.205               --
                                                       2004      1.211          1.198               --
                                                       2003      1.000          1.211               --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (6/03).............................................  2008      1.781          1.653               --
                                                       2007      1.461          1.781               --
                                                       2006      1.412          1.461               --
                                                       2005      1.303          1.412               --
                                                       2004      1.208          1.303               --
                                                       2003      1.000          1.208               --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *...........................................  2008      1.243          0.922               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2008      1.394          0.875               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/08) *.................................  2008      1.015          0.670          108,117

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2008      3.346          1.454               --
                                                       2007      2.673          3.346               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08)...................................  2008      1.961          1.136               --

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08) *...........................................  2008      1.115          0.958               --

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class
  B) (4/08) *........................................  2008      1.394          0.857               --

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2008      1.646          0.893               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08).............................................  2008      0.992          0.932               --

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08).............................................  2008      1.171          0.912               --

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2008      1.401          0.945               --

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08).............................................  2008      1.788          1.783               --

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).............................................  2008      1.449          0.887               --

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *..................................................  2008      1.458          0.940               --

  MSF MetLife Stock Index Subaccount (Class B) (4/08)
  *..................................................  2008      1.090          0.704               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (1/70).............................................  2008      1.079          0.817               --
                                                       2007      1.064          1.079               --
                                                       2006      1.000          1.064               --

  MSF MFS(R) Value Subaccount (Class E) (4/08).......  2008      1.480          1.025               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/08) *...........................................  2008      1.019          0.626               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.269          0.770               --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.159          0.757               --





---------

* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2008.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2008 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 04/29/2005, Scudder Variable Series I-21st Century Growth Portfolio merged into Scudder Variable Series II-Scudder Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-Scudder Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-SVS Eagle Focused Large Cap Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-SVS Focused Vale and Growth Portfolio merged into Scudder Variable Series I-Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 09/19/2005, Scudder Variable Series II-SVS Index 500 Portfolio merged into Scudder Investments VIT Funds-Scudder VIT Equity Index 500 Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, The Alger American Fund-Alger American Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS Dreman Financial Services VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS Income Allocation VIP merged into DWS Variable Series II-DWS Conservative Allocation VIP and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS MFS(R) Strategic Value VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Janus Growth Opportunities VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Legg Mason Aggressive Growth VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Mercury Large Cap Core VIP merged into DWS Variable Series I-DWS Growth & Income VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Oak Strategic Equity VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Templeton Foreign Value VIP merged into DWS Variable Series I-DWS International VIP and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.




Effective on or about 4/28/2008, Dreyfus Investment Portfolios-Mid Cap Stock Portfolio was replaced by Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.





Effective on or about 4/28/2008, DWS Investments VIT Funds-DWS Equity 500 Index VIP was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.



Effective on or about 4/28/2008, DWS Variable Series I-DWS Bond VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.





Effective on or about 4/28/2008, DWS Variable Series I-DWS Growth & Income VIP was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.



Effective on or about 4/28/2008, DWS Variable Series I-DWS International VIP was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Balanced VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.



Effective on or about 4/28/2008, DWS Variable Series II-DWS Blue Chip VIP was replaced by Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.



Effective on or about 4/28/2008, DWS Variable Series II-DWS Core Fixed Income VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.



Effective on or about 4/28/2008, DWS Variable Series II-DWS Davis Venture Value VIP was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.



Effective on or about 4/28/2008, DWS Variable Series II-DWS Dreman High Return Equity VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Large Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 4/28/2008, DWS Variable Series II-DWS High Income VIP was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.



Effective on or about 4/28/2008, DWS Variable Series II-DWS International Select Equity VIP was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.



Effective on or about 4/28/2008, DWS Variable Series II-DWS Janus Growth & Income VIP was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 4/28/2008, DWS Variable Series II-DWS Large Cap Value VIP was replaced by Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.



Effective on or about 4/28/2008, DWS Variable Series II-DWS Mid Cap Growth VIP was replaced by Met Investors Series Trust-T. Rowe Price Mid Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 4/28/2008, DWS Variable Series II-DWS Money Market VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.



Effective on or about 4/28/2008, DWS Variable Series II-DWS Small Cap Growth VIP was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 4/28/2008, DWS Variable Series II-DWS Strategic Income VIP was replaced by Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.



Effective on or about 4/28/2008, DWS Variable Series II-DWS Turner Mid Cap Growth VIP was replaced by Met Investors Series Trust-Turner Mid Cap Growth Portfolio and is no longer available as a funding option.

                                   APPENDIX B

--------------------------------------------------------------------------------

                ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS

Certain Underlying Funds were subject to a merger, substitution or other change. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and new name of the trust of which the Underlying Fund is a part.


UNDERLYING FUND SUBSTITUTIONS




The following new Underlying Funds were substituted for the former Underlying Funds.


            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------
DWS VARIABLE SERIES II                         MET INVESTORS SERIES TRUST
  DWS Conservative Allocation VIP                MetLife Moderate Strategy Portfolio
  DWS Growth Allocation VIP                      MetLife Growth Strategy Portfolio
  DWS Moderate Allocation VIP                    MetLife Balanced Strategy Portfolio




INVESTMENT ADVISER MERGER



The following former Investment Adviser was merged with and into the new Investment Adviser.



          FORMER INVESTMENT ADVISER                        NEW INVESTMENT ADVISER
---------------------------------------------  ---------------------------------------------
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Met Investors Advisory, LLC                  MetLife Advisers, LLC

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX C

--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

                     The Insurance Company
                     Principal Underwriter
                     Distribution and Principal Underwriting Agreement Valuation of Assets
                     Federal Tax Considerations
                     Independent Registered Public Accounting Firm Condensed Financial Information
                     Financial Statements

--------------------------------------------------------------------------------


A copy of the MetLife Insurance Company of Connecticut Statement of Additional Information dated May 1, 2009 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut, P.O. Box 10366, Des Moines, IA 50306-0366.


Name: -------------------------------------------------

Address: ----------------------------------------------




MIC-Book-67-68-77-89

            SCUDDER ADVOCATE ADVISOR-ST1 VARIABLE ANNUITY PROSPECTUS:


          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES



                                   MAY 1, 2009


This prospectus describes SCUDDER ADVOCATE ADVISOR-ST1 VARIABLE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."


You can choose to have your premium ("Purchase Payments") accumulate on a variable basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:



AIM VARIABLE INSURANCE FUNDS -- SERIES I           MFS(R) Emerging Markets Equity
  AIM V.I. Utilities Fund                             Portfolio -- Class A
CREDIT SUISSE TRUST                                MFS(R) Research International
  International Equity Flex II Portfolio              Portfolio -- Class B
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND,          Pioneer Strategic Income Portfolio -- Class
  INC. -- SERVICE SHARES                              E
DWS VARIABLE SERIES I -- CLASS B                   T. Rowe Price Mid Cap Growth
  DWS Capital Growth VIP                              Portfolio -- Class B
  DWS Global Opportunities VIP                     Turner Mid Cap Growth Portfolio -- Class B
  DWS Health Care VIP                            METROPOLITAN SERIES FUND, INC.
DWS VARIABLE SERIES II -- CLASS B                  BlackRock Bond Income Portfolio -- Class B
  DWS Dreman Small Mid Cap Value VIP               BlackRock Diversified Portfolio -- Class B
  DWS Global Thematic VIP                          BlackRock Large Cap Value
  DWS Government & Agency Securities VIP              Portfolio -- Class B
  DWS Technology VIP                               BlackRock Money Market Portfolio -- Class B
MET INVESTORS SERIES TRUST                         Davis Venture Value Portfolio -- Class B
  BlackRock High Yield Portfolio -- Class B        FI Value Leaders Portfolio -- Class B
  Lazard Mid Cap Portfolio -- Class B              MetLife Stock Index Portfolio -- Class B
  Lord Abbett Growth and Income                    MFS(R) Total Return Portfolio -- Class B
     Portfolio -- Class B                          MFS(R) Value Portfolio -- Class E
  MetLife Balanced Strategy                        T. Rowe Price Large Cap Growth
     Portfolio -- Class B                             Portfolio -- Class B
  MetLife Growth Strategy Portfolio -- Class       T. Rowe Price Small Cap Growth
     B                                                Portfolio -- Class B
  MetLife Moderate Strategy                      THE ALGER AMERICAN FUND -- CLASS S
     Portfolio -- Class B                          Alger American Capital Appreciation






Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see "Appendix B -- Additional Information Regarding Underlying Funds" for more information.


THE CONTRACT IS NO LONGER OFFERED TO NEW PURCHASERS.


This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2009. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 866-376-0389 or access the SEC's website (http://www.sec.gov). See Appendix C for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                TABLE OF CONTENTS




                                                                          PAGE
                                                                          ----
GLOSSARY................................................................     3
SUMMARY.................................................................     5
FEE TABLE...............................................................     8
CONDENSED FINANCIAL INFORMATION.........................................    12
THE ANNUITY CONTRACT....................................................    12
Contract Owner Inquiries................................................    12
Purchase Payments.......................................................    13
Accumulation Units......................................................    13
The Variable Funding Options............................................    13
CHARGES AND DEDUCTIONS..................................................    17
General.................................................................    17
Transfer Charge.........................................................    18
Administrative Charges..................................................    18
Mortality and Expense Risk Charge.......................................    19
Enhanced Stepped-Up Provision Charge....................................    19
Guaranteed Minimum Withdrawal Benefit Charge............................    19
Variable Funding Option Expenses........................................    19
Premium Tax.............................................................    19
Changes in Taxes Based upon Premium or Value............................    19
TRANSFERS...............................................................    19
Market Timing/Excessive Trading.........................................    20
Dollar Cost Averaging...................................................    21
ACCESS TO YOUR MONEY....................................................    22
Systematic Withdrawals..................................................    22
OWNERSHIP PROVISIONS....................................................    23
Types of Ownership......................................................    23
Contract Owner..........................................................    23
Beneficiary.............................................................    23
Annuitant...............................................................    23
DEATH BENEFIT...........................................................    24
Spousal Contract Continuance (subject to availability -- does not apply
  if a non-spouse is a joint owner).....................................    28
Beneficiary Contract Continuance (not permitted for non-natural
  beneficiaries)........................................................    29
Death Proceeds after the Maturity Date..................................    29
Death Proceeds under 403(b) Contracts...................................    29
LIVING BENEFITS.........................................................    30
Guaranteed Minimum Withdrawal Benefit ("GMWB" or "Guaranteed Income
  Solution")............................................................    30
THE ANNUITY PERIOD......................................................    35
Maturity Date...........................................................    35
Allocation of Annuity...................................................    36
Variable Annuity........................................................    36
Fixed Annuity...........................................................    37
PAYMENTS OPTIONS........................................................    37
Election of Options.....................................................    37
Annuity Options.........................................................    37
Variable Liquidity Benefit..............................................    38
MISCELLANEOUS CONTRACT PROVISIONS.......................................    38
Right to Return.........................................................    38
Termination.............................................................    38
Required Reports........................................................    38
Suspension of Payments..................................................    39
THE SEPARATE ACCOUNT....................................................    39
Performance Information.................................................    40
FEDERAL TAX CONSIDERATIONS..............................................    40
General Taxation of Annuities...........................................    40
Types of Contracts: Qualified and Non-qualified.........................    41
Qualified Annuity Contracts.............................................    41
Taxation of Qualified Annuity Contracts.................................    41
Mandatory Distributions for Qualified Plans.............................    42
Individual Retirement Annuities.........................................    42
Roth IRAs ..............................................................    43
TSAs (ERISA and Non-ERISA)..............................................    43
Non-qualified Annuity Contracts.........................................    45
Diversification Requirements for Variable Annuities.....................    46
Ownership of the Investments............................................    46
Taxation of Death Benefit Proceeds......................................    47
Other Tax Considerations................................................    47
Treatment of Charges for Optional Benefits..............................    47
Guaranteed Minimum Withdrawal Benefits..................................    47
Puerto Rico Tax Considerations..........................................    47
Non-Resident Aliens.....................................................    48
Tax Credits and Deductions..............................................    48
OTHER INFORMATION.......................................................    48
The Insurance Company...................................................    48
Financial Statements....................................................    48
Distribution of Variable Annuity Contracts..............................    48
Conformity with State and Federal Laws..................................    50
Voting Rights...........................................................    50
Restrictions on Financial Transactions..................................    50
Legal Proceedings.......................................................    50
APPENDIX A: CONDENSED FINANCIAL INFORMATION FOR METLIFE OF CT SEPARATE
  ACCOUNT ELEVEN FOR VARIABLE ANNUITIES.................................   A-1
APPENDIX B: ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS...........   B-1
APPENDIX C: CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION.........   C-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (YOU) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds, adjusted by applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.


GOOD ORDER -- A request or transaction generally is considered in "good order" if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. If you have any questions, you should contact us or your sales representative before submitting the form or request.


HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or any other office that we may designate for the purpose of administering this Contract. For transfer, withdrawal, surrender, and (if applicable) loan requests, our Home Office address is: MetLife, P.O. Box 10366, Des Moines, IA 50306-0366 (for overnight delivery or courier service only: 4700 Westown Parkway, Suite 200, West Des Moines, IA 50266). For Purchase Payments and (if applicable) loan repayments, our Home Office address is: MetLife, P.O. Box 371857, Pittsburgh, PA 15250-7857.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, 408A or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- MetLife Insurance Company of Connecticut.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- "You" is the Contract Owner and a natural person, a trust established for the benefit of a natural person or a charitable remainder trust.

                                    SUMMARY:

                  SCUDDER ADVOCATE ADVISOR-ST1 VARIABLE ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.


WHAT COMPANY WILL ISSUE MY CONTRACT? Your Contract is issued by MetLife Insurance Company of Connecticut (the "Company," "We," or "Us"). The Company sponsors MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account" or "Separate Account Eleven"), a segregated account.


THE CONTRACT IS NO LONGER AVAILABLE FOR SALE. It does continue to accept Purchase Payments from existing Contract Owners.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), 408(b) or 408A of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

The Contract is no longer available for sale. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds. If your Contract was issued as a Qualified Contract under Section 403(b) of the Code in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments (if permitted) as significant adverse tax consequences may result from such additional payments. (See "Federal Tax Considerations.")

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business (generally, 4:00 p.m., Eastern Time) on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each.

We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge each business day from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15%. We deduct the M&E charge at an annual rate of 1.65% for the Standard Death Benefit, and 1.85% for the Enhanced Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted each business day from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted each business day from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.


For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Access to Your Money - Systematic Withdrawals").


HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Income taxes and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.


WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A to this prospectus provides more information about Accumulation Unit values.




ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

     - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

     - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

     - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

     - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

     - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary may elect to continue his/her portion of the Contract and take required distributions over time, rather than have the death benefit paid to the beneficiary in a lump sum.

     - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "GUARANTEED INCOME SOLUTION"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

                                    FEE TABLE

--------------------------------------------------------------------------------


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see "Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES

TRANSFER CHARGE.....................................................   $10(1)
(assessed on transfers that exceed 12 per year)


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE...............................   $30(2)


ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.65% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

                                                                   STANDARD DEATH    ENHANCED DEATH
                                                                       BENEFIT           BENEFIT
                                                                   --------------    --------------
Mortality and Expense Risk Charge*.............................         1.65%             1.85%
Administrative Expense Charge..................................         0.15%             0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES
  SELECTED.....................................................         1.80%             2.00%
Optional E.S.P. Charge.........................................         0.20%             0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY
  SELECTED.....................................................         2.00%             2.20%
Optional GMWB I Charge (maximum upon reset)....................         1.00%(3)          1.00%(3)
Optional GMWB II Charge (maximum upon reset)...................         1.00%(3)          1.00%(3)
Optional GMWB III Charge.......................................         0.25%             0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
  SELECTED.....................................................         2.80%             3.00%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
  SELECTED.....................................................         2.80%             3.00%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
  SELECTED.....................................................         2.05%             2.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I
  SELECTED.....................................................         3.00%             3.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II
  SELECTED.....................................................         3.00%             3.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III
  SELECTED.....................................................         2.25%             2.45%


---------


*     We will waive the following amounts of the Mortality and Expense Risk
      Charge: the amount, if any, equal to the underlying fund expenses that are in excess of 0.63% for the Subaccount investing in the MetLife Stock Index Portfolio of the Metropolitan Series Fund, Inc., the amount, if any, equal to the underlying fund expenses that are in excess of 1.34% for the Subaccount investing in the T. Rowe Price Mid Cap Growth Portfolio of the Met Investors Series Trust, the amount, if any, equal to the underlying fund expenses that are in excess of 1.08% for the Subaccount investing in the FI Value Leaders Portfolio of the Metropolitan Series Fund, Inc., the amount, if any, equal to the underlying fund expenses that are in excess of 1.24% for the Subaccount investing in the Pioneer Strategic Income Portfolio of the Met Investors Series Trust, the amount, if any, equal to the underlying fund expenses that are in excess of 1.10% for the Subaccount investing in the BlackRock High Yield Portfolio of the Met Investors Series Trust the amount, if any, equal to the underlying fund expenses that are in excess of 0.87% for the Subaccount investing in the Lord Abbett Growth and Income Portfolio of the Met Investors Series Trust.


(1)   We do not currently assess the transfer charge.

(2) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

(3) The current charges for the available GMWB riders with a reset feature (see "Access to Your Money -- Guaranteed Minimum Withdrawal benefit") are 0.40% for GMWB I and 0.50% for GMWB II.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2008 (UNLESS OTHERWISE INDICATED):



The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 866-376-0389.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                         MINIMUM    MAXIMUM
                                                                         -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and
  other expenses)                                                         0.54%      1.88%



UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE   NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES*     EXPENSES   REIMBURSEMENT   EXPENSES**
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ----------
AIM VARIABLE INSURANCE
  FUNDS -- SERIES I
  AIM V.I. Utilities Fund........     0.60%          --        0.36%            --            0.96%         0.03%         0.93%(1)
CREDIT SUISSE TRUST
  International Equity Flex II
     Portfolio...................     1.25%          --        0.63%            --            1.88%           --          1.88%
DREYFUS SOCIALLY RESPONSIBLE
  GROWTH FUND, INC. -- SERVICE
  SHARES
  Dreyfus Socially Responsible
     Growth Fund, Inc. ..........     0.75%        0.25%       0.10%            --            1.10%           --          1.10%
DWS VARIABLE SERIES I -- CLASS B
  DWS Capital Growth VIP.........     0.37%        0.25%       0.23%            --            0.85%         0.03%         0.82%(2)
  DWS Global Opportunities VIP...     0.89%        0.25%       0.28%            --            1.42%           --          1.42%
  DWS Health Care VIP............     0.67%        0.25%       0.35%            --            1.27%           --          1.27%
DWS VARIABLE SERIES II -- CLASS B
  DWS Dreman Small Mid Cap Value
     VIP.........................     0.64%        0.25%       0.26%            --            1.15%           --          1.15%(3)
  DWS Global Thematic VIP........     0.90%        0.25%       0.62%            --            1.77%         0.12%         1.65%(4)
  DWS Government & Agency
     Securities VIP..............     0.45%        0.25%       0.28%            --            0.98%           --          0.98%(3)
  DWS Technology VIP.............     0.66%        0.25%       0.38%            --            1.29%           --          1.29%(3)
MET INVESTORS SERIES TRUST
  BlackRock High Yield
     Portfolio -- Class B........     0.60%        0.25%       0.09%            --            0.94%           --          0.94%
  Lazard Mid Cap
     Portfolio -- Class B........     0.69%        0.25%       0.05%            --            0.99%           --          0.99%(5)
  Lord Abbett Growth and Income
     Portfolio -- Class B........     0.50%        0.25%       0.03%            --            0.78%           --          0.78%
  MetLife Balanced Strategy
     Portfolio -- Class B#.......     0.06%        0.25%         --           0.67%           0.98%           --          0.98%(6)

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE   NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES*     EXPENSES   REIMBURSEMENT   EXPENSES**
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ----------
  MetLife Growth Strategy
     Portfolio -- Class B#.......     0.06%        0.25%         --           0.71%           1.02%           --          1.02%(6)
  MetLife Moderate Strategy
     Portfolio -- Class B#.......     0.07%        0.25%         --           0.63%           0.95%           --          0.95%(6)
  MFS(R) Emerging Markets Equity
     Portfolio -- Class A........     0.98%          --        0.13%            --            1.11%           --          1.11%
  MFS(R) Research International
     Portfolio -- Class B........     0.70%        0.25%       0.06%            --            1.01%           --          1.01%
  Pioneer Strategic Income
     Portfolio -- Class E........     0.60%        0.15%       0.09%            --            0.84%           --          0.84%
  T. Rowe Price Mid Cap Growth
     Portfolio -- Class B........     0.75%        0.25%       0.03%            --            1.03%           --          1.03%
  Turner Mid Cap Growth
     Portfolio -- Class B........     0.77%        0.25%       0.05%            --            1.07%           --          1.07%
METROPOLITAN SERIES FUND, INC.
  BlackRock Bond Income
     Portfolio -- Class B........     0.38%        0.25%       0.05%            --            0.68%         0.01%         0.67%(7)
  BlackRock Diversified
     Portfolio -- Class B........     0.45%        0.25%       0.04%            --            0.74%           --          0.74%
  BlackRock Large Cap Value
     Portfolio -- Class B........     0.67%        0.25%       0.05%            --            0.97%           --          0.97%
  BlackRock Money Market
     Portfolio -- Class B........     0.32%        0.25%       0.02%            --            0.59%         0.01%         0.58%(8)
  Davis Venture Value
     Portfolio -- Class B........     0.70%        0.25%       0.03%            --            0.98%         0.04%         0.94%(9)
  FI Value Leaders
     Portfolio -- Class B........     0.65%        0.25%       0.06%            --            0.96%           --          0.96%
  MetLife Stock Index
     Portfolio -- Class B........     0.25%        0.25%       0.04%            --            0.54%         0.01%         0.53%(10)
  MFS(R) Total Return
     Portfolio -- Class B........     0.53%        0.25%       0.05%            --            0.83%           --          0.83%
  MFS(R) Value Portfolio -- Class
     E...........................     0.72%        0.15%       0.08%            --            0.95%         0.07%         0.88%(11)
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B........     0.60%        0.25%       0.07%            --            0.92%           --          0.92%
  T. Rowe Price Small Cap Growth
     Portfolio -- Class B........     0.51%        0.25%       0.08%            --            0.84%           --          0.84%
THE ALGER AMERICAN FUND -- CLASS
  S
  Alger American Capital
     Appreciation................     0.81%        0.25%       0.14%            --            1.20%         0.04%         1.16%(12)



---------

* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.

** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.


(1) The Fund's advisor has contractually agreed, through at least April 30, 2010, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) to 0.93% of average daily net assets.



(2) Through April 30, 2010, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total operating expenses at 0.49% for Class A and 0.82% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.



(3) The Management Fee has been restated on an annualized basis to reflect fee changes which took effect May 1, 2008. Other Expenses are based on estimated amounts for the current fiscal year. Actual expenses may be different.





(4) Through September 30, 2009, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total operating expenses at 1.47% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest. Effective October 1, 2009 through April 30, 2010, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total operating expenses at ratios no higher than 1.65% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest. The Management Fee has been restated on an annualized basis to reflect fee changes which took effect May 1, 2008. Other Expenses are based on estimated amounts for the current fiscal year. Actual expenses may be different.



(5) Other Expenses include 0.02% of deferred expense reimbursement from a prior period.



(6) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee.





(7) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.325% for the Portfolio's average daily net assets in excess of $1 billion but less than $2 billion.





(8) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.345% for the first $500 million of the Portfolio's average daily net assets and 0.335% for the next $500 million. Other Expenses include Treasury Guarantee Program expenses of 0.012% incurred for the period September 19, 2008 through December 31, 2008.





(9) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.75% for the first $50 million of the Portfolio's average daily net assets, 0.70% for the next $450 million, 0.65% for the next $4 billion, and 0.625% for amounts over $4.5 billion.



(10) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to 0.243%.



(11) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets, 0.60% for the next $250 million, and 0.50% for amounts over $1.5 billion.



(12) Effective December 1, 2006 through November 30, 2011, the Manager has contractually agreed to waive 0.035% of its advisory fees.



(#)This Portfolio is not available for investment prior to May 4, 2009.


EXAMPLE

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. This example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

This example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes you have elected all of the available optional benefits and that you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. The example assumes that the maximum charge of 1.00% for the Guaranteed Minimum Withdrawal Benefit (GMWB I or II) applies in all contract years. Your actual expenses will be less than those shown if you do not elect all of the optional benefits.



This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the GMWB I or GMWB II (assuming the maximum charge of 1.00% applies in all contract years).


                                                                                         IF CONTRACT IS NOT SURRENDERED
                                                                                                       OR
                                               IF CONTRACT IS SURRENDERED AT THE            ANNUITIZED AT THE END OF
                                                      END OF PERIOD SHOWN:                       PERIOD SHOWN:
                                          -------------------------------------------    ------------------------------
FUNDING OPTION                            1 YEAR     3 YEARS     5 YEARS     10 YEARS    1 YEAR     3 YEARS     5 YEARS
--------------                            ------     -------     -------     --------    ------     -------     -------
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................     $438       $1,320      $2,210      $4,467      $438       $1,320      $2,210
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................     $382       $1,154      $1,940      $3,966      $382       $1,154      $1,940
                                             IF
                                          CONTRACT
                                           IS NOT
                                           SURREN-
                                          DERED OR
                                           ANNUI-
                                          TIZED AT
                                           THE END
                                             OF
                                           PERIOD
                                           SHOWN:
                                          --------
FUNDING OPTION                            10 YEARS
--------------                            --------
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................     $4,467
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................     $3,966

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------


See Appendix A.


                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

Scudder Advocate Advisor-ST1 Variable Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax-deferred in the funding options of your choice. We offer multiple Variable Funding Options. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account. The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The contract is not available to new purchasers. However, you may continue to make additional Purchase Payments or transfer Contract Value among the Variable Funding Options.

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your tax adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 866-376-0389.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $15,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent. Purchase Payments may be made at any time while the Annuitant is alive and before the date Annuity Payments begin.

We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.")

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.


We will credit any subsequent Purchase Payment to a Contract on the same business day we receive it, if it is received in Good Order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).


IF YOU SEND YOUR PURCHASE PAYMENTS OR TRANSACTION REQUESTS TO AN ADDRESS OTHER THAN THE ONE WE HAVE DESIGNATED FOR RECEIPT OF SUCH PURCHASE PAYMENTS OR REQUESTS, WE MAY RETURN THE PURCHASE PAYMENT TO YOU, OR THERE MAY BE A DELAY IN APPLYING THE PURCHASE PAYMENT OR TRANSACTION TO YOUR CONTRACT.

QUALIFIED CONTRACTS UNDER SECTION 403(B). If your Contract was issued as a Qualified Contract under Section 403(b) of the Code (also called a "tax sheltered annuity" or "TSA") in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See "Federal Tax Consequences.")

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment or transfer request (or, liquidate for a withdrawal request) is determined by dividing the amount directed to each Variable Funding Option (or, taken from each Variable Funding Option) by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each Variable Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund.

Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance policies, and in some instances, certain retirement plans. They are not the same as the retail mutual funds offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.

We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Underlying Funds. When the Company develops a variable product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN YOUR CONTRACT VALUE RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.

In certain circumstances, our ability to remove or replace an Underlying Fund may be limited by the terms of an agreement with DWS Investments ("DWS") relating to the offering under the Contract of certain Underlying Funds advised by DWS affiliates. That agreement, which was terminated on December 30, 2005, provided that we would not remove or replace as Variable Funding Options, for three years following the agreement's termination (i.e., through December 30, 2008), any of the portfolios of DWS Investments VIT Funds, DWS Variable Series I or DWS Variable Series II without the prior consent of DWS.


PAYMENTS WE RECEIVE. As described above, an investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of its affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts, and, in the Company's role as an intermediary, with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of its affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.


The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment adviser MetLife Advisers, LLC, which is formed as a "limited liability company." The Company's ownership interest in MetLife Advisers, LLC entitles us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the adviser. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the adviser to the subadvisers.)


Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee
Table -- Underlying Fund Fees and Expenses" and "Other
Information -- Distribution of Variable Annuity Contracts.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor, MetLife Investors Distribution Company. Payments under an Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 866-376-0389 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.


The current Underlying Funds are listed below, along with their investment advisers and any subadviser:


             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
AIM VARIABLE INSURANCE
  FUNDS -- SERIES I
AIM V.I. Utilities Fund            Seeks capital growth and income.   Invesco Aim Advisors, Inc.
                                                                      Subadvisers: Invesco Trimark
                                                                      Investment Management Inc.;
                                                                      Invesco Global Asset Management
                                                                      (N.A.), Inc.; Invesco
                                                                      Institutional (N.A.), Inc.;
                                                                      Invesco Senior Secured
                                                                      Management, Inc.; Invesco Hong
                                                                      Kong Limited; Invesco Asset
                                                                      Management Limited; Invesco Asset
                                                                      Management (Japan) Limited;
                                                                      Invesco Asset Management
                                                                      Deutschland, GmbH; and Invesco
                                                                      Australia Limited
CREDIT SUISSE TRUST
International Equity Flex II       Seeks capital appreciation.        Credit Suisse Asset Management,
  Portfolio                                                           LLC
DREYFUS SOCIALLY RESPONSIBLE
  GROWTH FUND, INC. -- SERVICE
  SHARES
Dreyfus Socially Responsible       Seeks to provide capital growth,   The Dreyfus Corporation
  Growth Fund, Inc.                with current income as a           Subadviser: Mellon Capital
                                   secondary goal.                    Management LLC
DWS VARIABLE SERIES I -- CLASS B
DWS Capital Growth VIP             Seeks to provide long-term growth  Deutsche Investment Management
                                   of capital.                        Americas Inc.

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
DWS Global Opportunities VIP       Seeks above-average capital        Deutsche Investment Management
                                   appreciation over the long-term.   Americas Inc.
DWS Health Care VIP                Seeks long-term growth of          Deutsche Investment Management
                                   capital.                           Americas Inc.
DWS VARIABLE SERIES II -- CLASS B
DWS Dreman Small Mid Cap Value     Seeks long-term capital            Deutsche Investment Management
  VIP                              appreciation.                      Americas Inc.
                                                                      Subadviser: Dreman Value
                                                                      Management, L.L.C.
DWS Global Thematic VIP            Seeks long-term capital growth.    Deutsche Investment Management
                                                                      Americas Inc.
DWS Government & Agency            Seeks high current income          Deutsche Investment Management
  Securities VIP                   consistent with preservation of    Americas Inc.
                                   capital.
DWS Technology VIP                 Seeks growth of capital.           Deutsche Investment Management
                                                                      Americas Inc.
MET INVESTORS SERIES TRUST++
BlackRock High Yield               Seeks to maximize total return,    MetLife Advisers, LLC
  Portfolio -- Class B             consistent with income generation  Subadviser: BlackRock Financial
                                   and prudent investment             Management, Inc.
                                   management.
Lazard Mid Cap Portfolio -- Class  Seeks long-term growth of          MetLife Advisers, LLC
  B                                capital.                           Subadviser: Lazard Asset
                                                                      Management LLC
Lord Abbett Growth and Income      Seeks long-term growth of capital  MetLife Advisers, LLC
  Portfolio -- Class B             and income without excessive       Subadviser: Lord, Abbett & Co.
                                   fluctuation in market value.       LLC
MetLife Balanced Strategy          Seeks to provide a balance         MetLife Advisers, LLC
  Portfolio -- Class B             between a high level of current
                                   income and growth of capital with
                                   a greater emphasis on growth of
                                   capital.
MetLife Growth Strategy            Seeks to provide growth of         MetLife Advisers, LLC
  Portfolio -- Class B             capital.
MetLife Moderate Strategy          Seeks to provide a high total      MetLife Advisers, LLC
  Portfolio -- Class B             return in the form of income and
                                   growth of capital, with a greater
                                   emphasis on income.
MFS(R) Emerging Markets Equity     Seeks capital appreciation.        MetLife Advisers, LLC
  Portfolio -- Class A                                                Subadviser: Massachusetts
                                                                      Financial Services Company
MFS(R) Research International      Seeks capital appreciation.        MetLife Advisers, LLC
  Portfolio -- Class B                                                Subadviser: Massachusetts
                                                                      Financial Services Company
Pioneer Strategic Income           Seeks a high level of current      MetLife Advisers, LLC
  Portfolio -- Class E             income.                            Subadviser: Pioneer Investment
                                                                      Management, Inc.
T. Rowe Price Mid Cap Growth       Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class B             capital.                           Subadviser: T. Rowe Price
                                                                      Associates, Inc.
Turner Mid Cap Growth              Seeks capital appreciation.        MetLife Advisers, LLC
  Portfolio -- Class B                                                Subadviser: Tuner Investment
                                                                      Partners, Inc.

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
METROPOLITAN SERIES FUND, INC.
BlackRock Bond Income              Seeks a competitive total return   MetLife Advisers, LLC
  Portfolio -- Class B             primarily from investing in        Subadviser: BlackRock Advisors,
                                   fixed-income securities.           LLC
BlackRock Diversified              Seeks high total return while      MetLife Advisers, LLC
  Portfolio -- Class B             attempting to limit investment     Subadviser: BlackRock Advisors,
                                   risk and preserve capital.         LLC
BlackRock Large Cap Value          Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class B             capital.                           Subadviser: BlackRock Advisors,
                                                                      LLC
BlackRock Money Market             Seeks a high level of current      MetLife Advisers, LLC
  Portfolio -- Class B             income consistent with             Subadviser: BlackRock Advisors,
                                   preservation of capital.           LLC
Davis Venture Value                Seeks growth of capital.           MetLife Advisers, LLC
  Portfolio -- Class B                                                Subadviser: Davis Selected
                                                                      Advisers, L.P.
FI Value Leaders                   Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class B             capital.                           Subadviser: Pyramis Global
                                                                      Advisors, LLC
MetLife Stock Index                Seeks to equal the performance of  MetLife Advisers, LLC
  Portfolio -- Class B             the Standard & Poor's 500(R)       Subadviser: MetLife Investment
                                   Composite Stock Price Index.       Advisors Company, LLC
MFS(R) Total Return                Seeks a favorable total return     MetLife Advisers, LLC
  Portfolio -- Class B             through investment in a            Subadviser: Massachusetts
                                   diversified portfolio.             Financial Services Company
MFS(R) Value Portfolio -- Class E  Seeks capital appreciation.        MetLife Advisers, LLC
                                                                      Subadviser: Massachusetts
                                                                      Financial Services Company
T. Rowe Price Large Cap Growth     Seeks long-term growth of capital  MetLife Advisers, LLC
  Portfolio -- Class B             and, secondarily, dividend         Subadviser: T. Rowe Price
                                   income.                            Associates, Inc.
T. Rowe Price Small Cap Growth     Seeks long-term capital growth.    MetLife Advisers, LLC
  Portfolio -- Class B                                                Subadviser: T. Rowe Price
                                                                      Associates, Inc.
THE ALGER AMERICAN FUND -- CLASS
  S
Alger American Capital             Seeks long-term capital            Fred Alger Management, Inc.
  Appreciation                     appreciation.




++ Prior to May 1, 2009, Met Investors Advisory, LLC was the investment adviser of Met Investors Series Trust (the "Trust"). On May 1, 2009, Met Investors Advisory, LLC merged with and into MetLife Advisers, LLC, and MetLife Advisers, LLC has now become the investment adviser of the Trust.



Certain Variable Funding Options may have been subject to a merger, substitution or other change. Please see "Appendix B -- Additional Information Regarding Underlying Funds."


                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the services and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     - the ability for you to make withdrawals and surrenders under the Contracts

     - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

     - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

     -    administration of the annuity options available under the Contracts

     -    the distribution of various reports to Contract Owners

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

     - sales and marketing expenses including commission payments to your registered representative

     -    other costs of doing business

Risks we assume include:

     - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

     - that the amount of the death benefit will be greater than the Contract Value

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual Contract administrative charge and the administrative expense charge. The annual Contract administrative charge will be deducted on a pro-rata basis from amounts allocated to the Variable Funding Options. We will deduct this charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge :

     (1)  from the distribution of death proceeds;

     (2)  after an annuity payout has begun; or

     (3) if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge is 1.65% annually. If you choose the Enhanced Death Benefit, the M&E charge is 1.85% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your registered representative.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both age 75 or younger on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE


If you elect to add a GMWB rider to your Contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. You may elect these GMWB riders only at the time of your initial purchase of the Contract. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.


VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

--------------------------------------------------------------------------------


Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in Good Order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.


Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., Credit Suisse Global Small Cap Portfolio, DWS Global Opportunities VIP, DWS Dreman Small Mid Cap Value VIP, BlackRock High Yield Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Pioneer Strategic Income Portfolio, and T. Rowe Price Small Cap Growth Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

     - reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. You may only have one DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA Program, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any any premium tax not previously deducted. Unless you submit a Written Request specifying the Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.


We may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. It is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in Good Order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.


We may withhold payment of surrender or withdrawal proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law). There is currently no additional fee for electing systematic withdrawals.

Each systematic withdrawal is subject to federal income taxes on the taxable portion and may be subject to Contract charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations.") No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS

--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from the Variable Funding Options, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

     -    the death benefit will not be payable upon the Annuitant's death

     -    the Contingent Annuitant becomes the Annuitant

     -    all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal or beneficiary contract continuance ("Death Report Date").

There are age restrictions on certain death benefits (see The Annuity Contract section).

Note: If the owner dies before the Annuitant, the death benefit is recalculated replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT

If the Annuitant is less than age 80 on the Contract Date and dies before the Maturity Date, the death benefit payable as of the Death Report Date will be the greatest of a), b) or c) below, less any applicable premium tax. If the Annuitant is 80 or older on the Contract Date and dies before the Maturity Date, the death benefit payable as of the Death Report Date will be the greater of a) or b) below, less any applicable premium tax.

     a)   the Contract Value on the Death Report Date


     b)   the Adjusted Purchase Payment* (as described below)



     c)   the Step-Up Value** (if any, as described below)


ENHANCED DEATH BENEFIT

If the Annuitant dies before the Maturity Date and before age 80, the death benefit payable as of the Death Report Date will be the greatest of (a), (b),
(c) or (d), less any applicable premium tax:

     a)   the Contract Value on the Death Report Date


     b)   the Adjusted Purchase Payment* (as described below)



     c)   the Step-Up Value** (if any, as described below)



     d)   the Roll-Up Death Benefit Value** (if any, as described below)


If the Annuitant dies before the Maturity Date and on or after age 80, the death benefit payable as of the Death Report Date will be the greatest of (a), (b),
(c) or (d), less any applicable premium tax:

     a)   the Contract Value on the Death Report Date


     b)   the Adjusted Purchase Payment* (as described below)



     c)   the Step-Up Value** (if any, as described below)



     d) the Roll-Up Death Benefit Value**(if any, as described below) available at the Annuitant's 80th birthday, plus any additional Purchase Payments, minus any partial surrender reductions (as described below) which occur after the Annuitant's 80th birthday


* If you have elected a GMWB Rider (Guaranteed Income Solution) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date you purchase the rider.


** Your Step-Up Value or your Roll-Up Death Benefit Value will be subject to the partial surrender reduction below even if you have elected the GMWB Rider (Guaranteed Income Solution).


ADJUSTED PURCHASE PAYMENT: The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever any additional Purchase Payment(s) are made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction as described below.

STEP UP VALUE: The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value on that date. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a partial surrender is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described above.

ROLL UP DEATH BENEFIT VALUE: On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal (a) plus (b) minus
(c), increased by 5%, where:

     (a) is the Roll-Up Death Benefit as of the previous Contract Date anniversary

     (b)  any Purchase Payments made during the previous Contract Year

     (c) any Partial Surrender Reductions (as described below) during the previous Contract Year

On dates other than the Contract Date anniversary, the roll-up death benefit value will equal (a) plus (b) minus (c), where:

     (a) the Roll-Up Death Benefit Value on the previous Contract Date anniversary

     (b) any Purchase Payments made since the previous Contract Date anniversary

     (c) any Partial Surrender Reductions (as described below) since the previous Contract Date anniversary.

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions (as described below).

PARTIAL SURRENDER REDUCTION

ADJUSTED PURCHASE PAYMENT. The Partial Surrender Reduction is equal to (1) the Adjusted Purchase Payment in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

STEP-UP VALUE AND ROLL-UP VALUE. The Partial Surrender Reduction is equal to (1) the amount of the death benefit value (Step-Up or Roll-Up Value) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

The following examples apply to the Adjusted Purchase Payment, Step-Up Value or Roll-Up Value. Assume your current Contract Value is $55,000. If the current value of your death benefit is $50,000, and you decide to make a withdrawal of $10,000, we would reduce death benefit as follows:

           50,000 X (10,000/55,000) = $9,090

Your new death benefit would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If the current value of your death benefit is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the death benefit as follows:

           50,000 X (10,000/30,000) = $16,666

Your new death benefit would be 50,000-16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE. This provision must be elected at time of application.

If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE CONTRACT DATE, 40% OF THE LESSER
OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE CONTRACT DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the initial Contract Value. Whenever an additional Purchase Payment is made, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

           50,000 X (10,000/55,000) = $9,090

You new modified Purchase Payment would be $50,000-$9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

           50,000 X (10,000/30,000) = $16,666

Your new modified Purchase Payment would be 50,000-16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
--------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE         The beneficiary (ies), or if   Unless the beneficiary         Yes
ANNUITANT) (WITH NO JOINT     none, to the Contract          elects to continue the
OWNER)                        Owner's estate.                Contract rather than receive
                                                             a lump sum distribution.
--------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
--------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)  The beneficiary (ies), or if   Unless the beneficiary         Yes
(WITH NO JOINT OWNER)         none, to the Contract          elects to continue the
                              Owner's estate.                Contract rather than receive
                                                             a lump sum distribution.
--------------------------------------------------------------------------------------------------------------

NON-SPOUSAL JOINT OWNER (WHO  The surviving joint owner.                                    Yes
IS NOT THE ANNUITANT)
--------------------------------------------------------------------------------------------------------------

NON-SPOUSAL JOINT OWNER (WHO  The beneficiary (ies), or,     Unless the beneficiary         Yes
IS THE ANNUITANT)             if none, to the surviving      elects to continue the
                              joint owner.                   Contract rather than receive
                                                             a lump sum distribution.
--------------------------------------------------------------------------------------------------------------

SPOUSAL JOINT OWNER (WHO IS   The surviving joint owner.     Unless the spouse elects to    Yes
NOT THE ANNUITANT)                                           continue the Contract.
--------------------------------------------------------------------------------------------------------------

SPOUSAL JOINT OWNER (WHO IS   The beneficiary (ies), or,     Unless the spouse elects to    Yes
THE ANNUITANT)                if none, to the surviving      continue the Contract.
                              joint owner.
                                                             A spouse who is not the
                                                             beneficiary may decline to
                                                             receive the proceeds or to
                                                             continue the Contract and
                                                             instruct the Company to pay
                                                             the beneficiary.
--------------------------------------------------------------------------------------------------------------

ANNUITANT (WHO IS NOT THE     The beneficiary (ies), or if   Unless the beneficiary         Yes
CONTRACT OWNER)               none, to the Contract Owner.   elects to continue the
                                                             Contract rather than receive
                                                             a lump sum distribution.
                                                             But, if there is a
                                                             Contingent Annuitant, then
                                                             the Contingent Annuitant
                                                             becomes the Annuitant and
                                                             the Contract continues in
                                                             effect (generally using the
                                                             original Maturity Date). The
                                                             proceeds will then be paid
                                                             upon the death of the
                                                             Contingent Annuitant or
                                                             owner.
--------------------------------------------------------------------------------------------------------------

ANNUITANT (WHO IS THE         See death of "owner who is                                    Yes
CONTRACT OWNER)               the Annuitant" above.
--------------------------------------------------------------------------------------------------------------

ANNUITANT (WHERE OWNER IS A   The beneficiary (ies), or if                                  Yes (Death of
NON-NATURAL ENTITY/TRUST)     none, to the owner.                                           Annuitant is
                                                                                            treated as death
                                                                                            of the owner in
                                                                                            these
                                                                                            circumstances.)
--------------------------------------------------------------------------------------------------------------

CONTINGENT ANNUITANT          No death proceeds are                                         N/A
(ASSUMING ANNUITANT IS STILL  payable; Contract continues.
ALIVE)
--------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
--------------------------------------------------------------------------------------------------------------
BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------

CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------


                               QUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
--------------------------------------------------------------------------------------------------------------
OWNER/ANNUITANT               The beneficiary (ies), or if   Unless the beneficiary         Yes
                              none, to the Contract          elects to continue the
                              Owner's estate.                Contract rather than receive
                                                             a lump sum distribution.
--------------------------------------------------------------------------------------------------------------

BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------

CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------


* Certain payout rules of the Code are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. Spousal beneficiaries must choose to continue the Contract as allowed under the spousal contract continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5-year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

The terms and conditions that applied to the original Contract (including Contract fees and charges) will also apply to the continued Contract, with certain exceptions described in the Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract. For purposes of the death benefit on the continued Contract, the death benefit will be calculated the same as prior to continuance except all values used to calculate the death benefit, which may include a Step-Up Value or Roll-Up Death Benefit Value (depending on the optional benefit), are reset on the date the spouse continues the contract.


Spousal continuation will not satisfy required minimum distribution rules for Qualified Contracts other than IRAs. In addition, because the contract proceeds must be distributed within the time periods required by the federal Internal Revenue Code, the right of a spouse to continue the contract, and all contract provisions relating to spousal continuation, are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act, or any other applicable federal law.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

     -    transfer ownership

     -    take a loan

     -    make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity option then in effect.


DEATH PROCEEDS UNDER 403(B) CONTRACTS



If your Contract was issued in connection with a 403(b) plan, your beneficiary may elect to have the Contract's death proceeds paid through an account called the Total Control Account at the time for payment. The Total Control Account is an interest-bearing account through which the beneficiary has complete access to the proceeds, with unlimited check writing privileges. We credit interest to the account at a rate that will not be less than a minimum guaranteed rate.



Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.

                                 LIVING BENEFITS

--------------------------------------------------------------------------------

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "GUARANTEED INCOME SOLUTION")

For an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your Contract each year.


AVAILABILITY AND ELIGIBILITY We offer several different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. Additionally, each GMWB rider may offer different features depending upon the rider's issue date and state availability. Please check with your registered representative regarding which features are available in your state.



The GMWB riders described in this prospectus are called "GMWB I", "GMWB II", and ; we may refer to any one of these as GMWB. The availability of each rider is shown below.


--------------------------------------------------------------------------------------------------------------
         NAME OF RIDER:                    GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
ALSO CALLED:                          Guaranteed Income         Guaranteed Income         Guaranteed Income
                                          Solution                  Solution               Solution Value
--------------------------------------------------------------------------------------------------------------
AVAILABILITY:                         Not available for       Available on or after     Available on or after
                                    purchase on or after        March 21, 2005 if         March 21, 2005 if
                                   March 21, 2005, unless    approved in your state    approved in your state.
                                   GMWB II is not approved
                                        in your state
--------------------------------------------------------------------------------------------------------------


CURRENTLY, YOU MAY ELECT A GMWB RIDER ONLY AT THE TIME OF YOUR INITIAL PURCHASE OF THE CONTRACT.

REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment. If you added the GMWB after the initial purchase of the Contract, the Initial RBB is the Contract Value on the date the GMWB was added. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
If you make your first                    5% of RBB                 5% of RBB                 5% of RBB
withdrawal before the 3rd
anniversary
after you purchase GMWB:
--------------------------------------------------------------------------------------------------------------
If you make your first                   10% of RBB                10% of RBB                 5% of RBB
withdrawal on or after the 3(rd)
anniversary after you purchase
GMWB:
--------------------------------------------------------------------------------------------------------------



ADDITIONAL PREMIUM. Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.


WITHDRAWALS. When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.


However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

     - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

     - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

     - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

     - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

WITHDRAWAL EXAMPLES. The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. The example does not reflect the deduction of fees and charges and applicable income taxes and penalties. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

                   WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

-------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
-------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
-------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
-------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $100,000        $100,000               $5,000         $100,000        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $110,000        $100,000               $5,000          $90,000        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
PARTIAL
WITHDRAWAL        N/A         (100,000 x           [5,000 x (1-         N/A         (100,000 x           [5,000 x (1-
REDUCTION                  10,000/110,000) =    90,000/100,000)] =               10,000/90,000) =     88,889/100,000)] =
(PWR)                            9,091                  500                           $11,111                $556
-------------------------------------------------------------------------------------------------------------------------
GREATER OF
PWR OR THE
DOLLAR AMOUNT                   $10,000                                               $11,111
OF THE
WITHDRAWAL                  (10,000>9,091)                                        (11,111>10,000)
-------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $10,000                $500           $10,000         $11,111                $556
-------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
AFTER
WITHDRAWAL     $100,000         $90,000               $4,500          $80,000         $88,889               $4,444
-------------------------------------------------------------------------------------------------------------------------


                          WITHDRAWAL EXAMPLE FOR GMWB I

-------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
-------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
-------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
-------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $100,000        $100,000               $5,000         $100,000        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $110,000        $100,000               $5,000          $90,000        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY                     $90,909               $4,545                          $88,889               $4,444
AFTER
WITHDRAWAL               [100,000 -- (100,000         [(5,000                  [100,000 -- (100,000        [5,000 x
               $100,000    x10,000/110,000)]     x90,909/100,000)]    $80,000    x10,000/90,000)]      (88,889/100,000)]
-------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $9,091                 $455           $10,000         $11,111                $556
-------------------------------------------------------------------------------------------------------------------------


TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY). If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

     - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

          -    a qualified retirement plan (Code Section 401),

          -    a tax-sheltered annuity (Code Section 403(b)),

          -    an individual retirement account (Code Sections 408(a)),

          -    an individual retirement annuity (Code Section 408(b)), or

          -    a qualified deferred compensation plan (Code Section 457).

          Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

     - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

     - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

     - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004-9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).

You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:

     - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB anniversary.

          You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.

     - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY). If you select GMWB I or GMWB II, you may choose to reset your RBB starting with the 5th year anniversary date of your GMWB purchase. In accordance with the terms of the rider we have established the following procedures for resets. If you elect to reset within 30 days prior to the end of the 5th contract year, your new RBB will be reset to equal your current Contract Value. If you do not reset on the 5th year anniversary, you will have the opportunity to elect to reset during the 30-day period prior to each anniversary following the date of your 5th year anniversary of your GMWB purchase. In the event that you elect a reset you will be eligible to reset your RBB again provided that 5 contract years have elapsed since the most recent reset, so long as your election is made during the 30-day period prior to the anniversary date of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the charge may increase if you elect to reset the RBB. (In such cases, the charge will never exceed the guaranteed maximum charge.) Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE. The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted each business day from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.

--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
Current Annual Charge                       0.40%                     0.50%                     0.25%
--------------------------------------------------------------------------------------------------------------
Maximum Annual Charge After a               1.00%                     1.00%                      N/A
Reset
--------------------------------------------------------------------------------------------------------------


MAXIMUM RBB. Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION. Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5(th) anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB. If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

     - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

     - The total annual payment amount will equal the AWB and will never exceed your RBB, and

     - We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES AMONG THE GMWB RIDERS

The following chart may help you decide which version of GMWB is best for you.

--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
AWB                                  5% of RBB if first        5% of RBB if first             5% of RBB
                                   withdrawal before 3(rd)   withdrawal before 3(rd)
                                   anniversary 10% of RBB    anniversary 10% of RBB
                                   if first withdrawal on    if first withdrawal on
                                       or after 3(rd)            or after 3(rd)
                                         anniversary               anniversary
--------------------------------------------------------------------------------------------------------------
ANNUAL CHARGE                               0.40%                     0.50%                     0.25%
--------------------------------------------------------------------------------------------------------------
RESET                                        Yes                       Yes                       No
--------------------------------------------------------------------------------------------------------------
CAN I CANCEL MY GMWB?                        No               Yes, after the 5(th)      Yes, after the 5(th)
                                                               anniversary of GMWB       anniversary of GMWB
                                                                    purchase                  purchase
--------------------------------------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS                      No                        Yes                       Yes
--------------------------------------------------------------------------------------------------------------
WAIVER OF RECALCULATION OF AWB               No                        Yes                       Yes
FOR DISTRIBUTIONS FROM TAX-
QUALIFIED PLANS
--------------------------------------------------------------------------------------------------------------


                               THE ANNUITY PERIOD

--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among payout options or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life;
(b) for life with a minimum number of payments assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states. Please be aware that once the Contract is annuitized, you are ineligible to receive the death benefit you have selected and any living benefit rider is terminated.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90(th) birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us). (For Contracts issued in Florida and New York, the Maturity Date you elect may not be later than the Annuitant's 90(th) birthday.)

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.


DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you were issued a Contract with sex-distinct annuity rates prior to the time that state law mandated unisex annuity rates (if applicable in your state), the annuity rates we use will not be less than the guaranteed sex-distinct rates in the Contract when issued. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.


The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.


During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract. (See "Annuity Options.") Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to a survivor under Options 3, 4 and 6 and/or the duration of the guarantee period under Options 2, 5 and 6.


The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected. This option may not satisfy the minimum required distribution rules for Qualified Contracts. Consult a tax adviser before electing this option.

Option 6 -- Other Annuity Options. We will make any other arrangements for Annuity Payments as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the annuity option "Payments for a Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to the present value of remaining certain payments. The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

                        MISCELLANEOUS CONTRACT PROVISIONS

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RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Accordingly, no Contract will be terminated due solely to negative investment performance. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value. Federal tax law may impose additional restrictions on our right to terminate your traditional IRA, Roth IRA or other Qualified Contract.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders.


                              THE SEPARATE ACCOUNT

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The Company issues the Contract under Separate Account Eleven. Separate Account Eleven was established on November 14, 2002 and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended. Prior to December 8, 2008, the Company issued the Contract under MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002 ("MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002") and MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002 ("MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002"). On December 8, 2008, MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002 and MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002 along with certain other separate accounts (collectively, the "Former Separate Accounts") were combined with and into Separate Account Eleven (the "Combination").



In connection with the Combination, we transferred the assets of the Former Separate Accounts to Separate Account Eleven and Separate Account Eleven assumed the liabilities and contractual obligations of the Former Separate Accounts. The financial statements of Separate Account Eleven reflect the Combination. Assets and liabilities are reported on a combined basis and unit values are illustrated as a range.


We hold the assets of the Separate Account for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims-paying ability of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

We reserve the right to transfer assets of the Separate Account to another separate account, and/or to modify the structure or operation of the Separate Account, subject to the necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

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The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

GENERAL TAXATION OF ANNUITIES


Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax advisor.


STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including
IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has been submitted to the IRS for review and is awaiting approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS


Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.



Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Enhanced Stepped-Up Provision, as well as all living benefits such as GMAB and GMWB, if available in your contract) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.



MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.


NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, INCLUDING IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.


SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009: Under recently enacted legislation, you (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution ("RMD") for 2009. The waiver does not apply to any 2008 payments even if received in 2009, so for those payments, you are still required to receive your first RMD payment by April 1, 2009. In contrast, if your first RMD would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five year rule is applied without regard to calendar year 2009. For instance, if you died in 2007, the five year period ends in 2013 instead of 2012. This RMD waiver does not apply if you are receiving annuity payments under your contract. The RMD rules are complex, so please consult with your tax advisor before waiving your 2009 RMD payment.


INDIVIDUAL RETIREMENT ANNUITIES


To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,000 in 2009, and it may be indexed for inflation in years after 2009. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.


Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $49,000 or 100% of pay for each participant in 2009.


ROTH IRAS



Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

TSAS (ERISA AND NON-ERISA)

GENERAL. TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.

In general contributions to sec.403(b) arrangements are subject to limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).


The IRS adopted new regulations in 2007 affecting sec.403(b) plans and arrangements. As part of these regulations, employers will need to meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under sec.403(b). These regulations are generally effective January 1, 2009. Prior to the new rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under sec.403(b) under certain conditions (so-called "90-24 transfers"). The new regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.


If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

     - Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

     - Is directly transferred to another permissible investment under sec.403(b) arrangements;

     -    Relates to amounts that are not salary reduction elective deferrals;

     - Occurs after you die, leave your job or become disabled (as defined by the Code); or

     - Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.


DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:


     (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

     (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

     (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

     (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

     (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

     (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

     (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

Many of the federal income tax rules pertaining to Designated Roth Accounts have not yet been finalized. Both you and your employer should consult their own tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.


The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:


The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

LOANS. If your TSA Contract permits loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all you employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

     -    a non-taxable return of your Purchase Payment; or

     -    a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.

PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59 1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received under that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.

We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFITS

If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value. This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

                                OTHER INFORMATION

--------------------------------------------------------------------------------

THE INSURANCE COMPANY

Please refer to your Contract to determine which Company issued your Contract.


MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.


Before December 7, 2007, certain of the Contracts were issued by MetLife Life and Annuity Company of Connecticut, a stock life insurance company chartered in 1973 in Connecticut. These Contracts were funded through MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002, a separate account registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended. On December 7, 2007, MLACC, a wholly-owned subsidiary of the Company and an indirect, wholly-owned subsidiary of MetLife, Inc., merged with and into the Company. Upon consummation of the merger, MLACC's corporate existence ceased by operation of law, and the Company assumed legal ownership of all of the assets of MLACC, including MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002 and its assets. Pursuant to the merger, therefore, MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002 became a separate account of the Company. As a result of the merger, the Company also has become responsible for all of MLACC's liabilities and obligations, including those created under the Contract as initially issued by MLACC (formerly known as The Travelers Life and Annuity Company) and outstanding on the date of the merger. The Contract has thereby become a variable contract funded by a separate account of the Company, and each owner thereof has become a Contract Owner of the Company.

FINANCIAL STATEMENTS


The financial statements of the Company and each of the Sub-Accounts of the Separate Account are located in the Statement of Additional Information. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contract.


DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut (the "Company") has appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal

Underwriting Agreement. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.

MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). An investor brochure that includes information describing FINRA's Public Disclosure Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org.

MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company no longer offers the Contracts to new purchasers but it continues to accept Purchase Payments from Contract Owners.

COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).

The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products.


The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds that may be offered under the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., and MetLife Advisers, LLC. MetLife Advisers, LLC is an affiliate of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                                   APPENDIX A

--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION


        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE INSURANCE COMPANY OF CT VARIABLE ANNUITY SEPARATE ACCOUNT 2002
                                       AND
 METLIFE LIFE AND ANNUITY COMPANY OF CT VARIABLE ANNUITY SEPARATE ACCOUNT 2002)
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

         SCUDDER ADVOCATE ADVISOR-ST1 -- SEPARATE ACCOUNT CHARGES 1.80%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (6/03)...............  2008      2.170          1.442               --
                                                       2007      1.832          2.170               --
                                                       2006      1.486          1.832               --
                                                       2005      1.295          1.486               --
                                                       2004      1.067          1.295               --
                                                       2003      1.000          1.067               --

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.157          1.163               --
                                                       2005      1.089          1.157            3,827
                                                       2004      1.063          1.089            3,832
                                                       2003      1.000          1.063               --

  Alger American Capital Appreciation Subaccount
  (Class S) (6/03)...................................  2008      2.038          1.095               --
                                                       2007      1.558          2.038               --
                                                       2006      1.333          1.558               --
                                                       2005      1.189          1.333               --
                                                       2004      1.122          1.189               --
                                                       2003      1.000          1.122               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/03).............................................  2007      2.650          2.775               --
                                                       2006      2.036          2.650               --
                                                       2005      1.620          2.036               --
                                                       2004      1.321          1.620               --
                                                       2003      1.000          1.321               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2008      1.718          0.898               --
                                                       2007      1.822          1.718               --
                                                       2006      1.638          1.822               --
                                                       2005      1.436          1.638               --
                                                       2004      1.239          1.436               --
                                                       2003      1.000          1.239               --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2008      1.482          1.454               --
                                                       2007      1.489          1.482               --
                                                       2006      1.408          1.489               --
                                                       2005      1.316          1.408               --
                                                       2004      1.173          1.316               --
                                                       2003      1.000          1.173               --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (6/03)............................  2008      1.344          0.864               --
                                                       2007      1.273          1.344               --
                                                       2006      1.190          1.273               --
                                                       2005      1.172          1.190               --
                                                       2004      1.126          1.172               --
                                                       2003      1.000          1.126               --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2008      1.173          1.115               --
                                                       2007      1.139          1.173               --
                                                       2006      1.006          1.139               --
                                                       2005      1.000          1.006               --

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2008      1.810          1.859               --
                                                       2007      2.203          1.810            5,781
                                                       2006      1.635          2.203           12,413
                                                       2005      1.496          1.635           13,472
                                                       2004      1.165          1.496           14,206
                                                       2003      1.000          1.165               --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (7/05)..............  2007      1.021          1.040               --
                                                       2006      0.996          1.021               --
                                                       2005      1.000          0.996               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSI Capital Growth Subaccount (Class B) (6/03)....  2008      1.471          0.965               --
                                                       2007      1.335          1.471               --
                                                       2006      1.257          1.335            6,126
                                                       2005      1.179          1.257               --
                                                       2004      1.116          1.179               --
                                                       2003      1.000          1.116               --

  DWSI Global Opportunities Subaccount (Class B)
  (6/03).............................................  2008      2.252          1.103            3,444
                                                       2007      2.106          2.252            6,555
                                                       2006      1.759          2.106            6,559
                                                       2005      1.517          1.759            6,563
                                                       2004      1.254          1.517            3,123
                                                       2003      1.000          1.254               --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2008      1.395          1.309               --
                                                       2007      1.406          1.395               --
                                                       2006      1.264          1.406               --
                                                       2005      1.217          1.264               --
                                                       2004      1.129          1.217               --
                                                       2003      1.000          1.129               --

  DWSI Health Care Subaccount (Class B) (6/03).......  2008      1.473          1.107               --
                                                       2007      1.329          1.473               --
                                                       2006      1.279          1.329               --
                                                       2005      1.205          1.279               --
                                                       2004      1.124          1.205               --
                                                       2003      1.000          1.124               --

  DWSI International Subaccount (Class B) (6/03).....  2008      2.127          2.035               --
                                                       2007      1.896          2.127               --
                                                       2006      1.539          1.896               --
                                                       2005      1.354          1.539               --
                                                       2004      1.186          1.354               --
                                                       2003      1.000          1.186               --

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (6/03)..........................................  2006      1.210          1.266               --
                                                       2005      1.238          1.210           11,485
                                                       2004      1.130          1.238           12,054
                                                       2003      1.000          1.130               --

  DWSII All Cap Growth Subaccount (Class B) (6/03)...  2006      1.432          1.578               --
                                                       2005      1.288          1.432            3,935
                                                       2004      1.176          1.288            4,074
                                                       2003      1.000          1.176               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Balanced Subaccount (Class B) (6/03).........  2008      1.255          1.220               --
                                                       2007      1.224          1.255               --
                                                       2006      1.134          1.224               --
                                                       2005      1.112          1.134               --
                                                       2004      1.064          1.112               --
                                                       2003      1.000          1.064               --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2008      1.621          1.517               --
                                                       2007      1.600          1.621               --
                                                       2006      1.414          1.600               --
                                                       2005      1.313          1.414               --
                                                       2004      1.157          1.313               --
                                                       2003      1.000          1.157               --

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.193          0.903               --
                                                       2007      1.160          1.193               --
                                                       2006      1.086          1.160               --
                                                       2005      1.059          1.086               --
                                                       2004      1.000          1.059               --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2008      1.052          1.014               --
                                                       2007      1.032          1.052           14,653
                                                       2006      1.012          1.032           23,110
                                                       2005      1.011          1.012           25,497
                                                       2004      0.989          1.011           27,046
                                                       2003      1.000          0.989               --

  DWSII Davis Venture Value Subaccount (Class B)
  (6/03).............................................  2008      1.563          1.514               --
                                                       2007      1.528          1.563            3,373
                                                       2006      1.361          1.528            3,376
                                                       2005      1.268          1.361            3,381
                                                       2004      1.159          1.268            3,385
                                                       2003      1.000          1.159               --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2008      1.529          1.457               --
                                                       2007      1.592          1.529           48,190
                                                       2006      1.371          1.592           56,885
                                                       2005      1.299          1.371           28,506
                                                       2004      1.164          1.299               --
                                                       2003      1.000          1.164               --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (6/03)..........................................  2006      1.656          2.027               --
                                                       2005      1.536          1.656               --
                                                       2004      1.246          1.536               --
                                                       2003      1.000          1.246               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.132          1.358               --
                                                       2005      1.054          1.132               --
                                                       2004      1.000          1.054               --

  DWSII Global Thematic Subaccount (Class B) (6/03)..  2008      2.113          1.081               --
                                                       2007      2.032          2.113               --
                                                       2006      1.596          2.032               --
                                                       2005      1.326          1.596               --
                                                       2004      1.181          1.326               --
                                                       2003      1.000          1.181               --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2008      1.072          1.101               --
                                                       2007      1.035          1.072               --
                                                       2006      1.016          1.035               --
                                                       2005      1.011          1.016               --
                                                       2004      0.996          1.011               --
                                                       2003      1.000          0.996               --

  DWSII Growth Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.309          0.841               --
                                                       2007      1.262          1.309               --
                                                       2006      1.141          1.262               --
                                                       2005      1.096          1.141               --
                                                       2004      1.000          1.096               --

  DWSII High Income Subaccount (Class B) (6/03)......  2008      1.305          1.289               --
                                                       2007      1.321          1.305           10,046
                                                       2006      1.222          1.321           19,339
                                                       2005      1.203          1.222           21,104
                                                       2004      1.093          1.203           22,294
                                                       2003      1.000          1.093               --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.060          1.078               --
                                                       2005      1.042          1.060               --
                                                       2004      1.000          1.042               --

  DWSII Index 500 Subaccount (Class B) (6/03)........  2005      1.224          1.245               --
                                                       2004      1.133          1.224               --
                                                       2003      1.000          1.133               --

  DWSII International Select Equity Subaccount (Class
  B) (6/03)..........................................  2008      2.199          2.120               --
                                                       2007      1.927          2.199            3,824
                                                       2006      1.569          1.927            3,824
                                                       2005      1.401          1.569            3,824
                                                       2004      1.211          1.401               --
                                                       2003      1.000          1.211               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Janus Growth & Income Subaccount (Class B)
  (6/03).............................................  2008      1.484          1.424               --
                                                       2007      1.423          1.484            4,446
                                                       2006      1.341          1.423            4,446
                                                       2005      1.223          1.341            4,446
                                                       2004      1.121          1.223               --
                                                       2003      1.000          1.121               --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (6/03)..........................................  2006      1.288          1.273               --
                                                       2005      1.225          1.288               --
                                                       2004      1.111          1.225               --
                                                       2003      1.000          1.111               --

  DWSII Large Cap Core Subaccount (Class B) (11/04)..  2006      1.150          1.274               --
                                                       2005      1.037          1.150               --
                                                       2004      1.000          1.037               --

  DWSII Large Cap Value Subaccount (Class B) (6/03)..  2008      1.563          1.540               --
                                                       2007      1.412          1.563           19,240
                                                       2006      1.250          1.412           26,753
                                                       2005      1.253          1.250           29,284
                                                       2004      1.163          1.253           30,913
                                                       2003      1.000          1.163               --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (6/03).............................................  2006      1.264          1.300               --
                                                       2005      1.295          1.264           24,351
                                                       2004      1.123          1.295           25,794
                                                       2003      1.000          1.123               --

  DWSII Mid Cap Growth Subaccount (Class B) (6/03)...  2008      1.537          1.446               --
                                                       2007      1.451          1.537               --
                                                       2006      1.336          1.451               --
                                                       2005      1.186          1.336               --
                                                       2004      1.166          1.186               --
                                                       2003      1.000          1.166               --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.249          0.855               --
                                                       2007      1.211          1.249               --
                                                       2006      1.111          1.211               --
                                                       2005      1.077          1.111               --
                                                       2004      1.000          1.077               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Money Market Subaccount (Class B) (6/03).....  2008      1.036          1.039               --
                                                       2007      1.008          1.036               --
                                                       2006      0.984          1.008               --
                                                       2005      0.978          0.984               --
                                                       2004      0.991          0.978               --
                                                       2003      1.000          0.991               --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (6/03).............................................  2006      1.110          1.133               --
                                                       2005      1.184          1.110            2,035
                                                       2004      1.195          1.184            2,107
                                                       2003      1.000          1.195               --

  DWSII Small Cap Growth Subaccount (Class B)
  (6/03).............................................  2008      1.380          1.203               --
                                                       2007      1.328          1.380               --
                                                       2006      1.290          1.328               --
                                                       2005      1.231          1.290               --
                                                       2004      1.134          1.231               --
                                                       2003      1.000          1.134               --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2008      1.157          1.157               --
                                                       2007      1.121          1.157               --
                                                       2006      1.049          1.121               --
                                                       2005      1.048          1.049               --
                                                       2004      0.986          1.048               --
                                                       2003      1.000          0.986               --

  DWSII Technology Subaccount (Class B) (6/03).......  2008      1.356          0.714               --
                                                       2007      1.213          1.356               --
                                                       2006      1.230          1.213               --
                                                       2005      1.213          1.230               --
                                                       2004      1.217          1.213               --
                                                       2003      1.000          1.217               --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (6/03).............................................  2008      1.848          1.719               --
                                                       2007      1.503          1.848               --
                                                       2006      1.441          1.503               --
                                                       2005      1.319          1.441               --
                                                       2004      1.214          1.319               --
                                                       2003      1.000          1.214               --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *...........................................  2008      1.292          0.964               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2008      1.469          0.927               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/08) *.................................  2008      1.032          0.684          381,693

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2008      3.470          1.520               --
                                                       2007      2.757          3.470               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08)...................................  2008      2.039          1.187            3,984

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08) *...........................................  2008      1.159          1.002               --

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class
  B) (4/08) *........................................  2008      1.450          0.896               --

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2008      1.712          0.933               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08).............................................  2008      1.014          0.959               --

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08).............................................  2008      1.218          0.954               --

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2008      1.347          0.914           30,829

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08).............................................  2008      1.860          1.864               --

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).............................................  2008      1.507          0.928               --

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *..................................................  2008      1.516          0.983               --

  MSF MetLife Stock Index Subaccount (Class B) (4/08)
  *..................................................  2008      1.113          0.722               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (1/70).............................................  2008      1.094          0.834               --
                                                       2007      1.070          1.094            4,427
                                                       2006      1.000          1.070            4,432

  MSF MFS(R) Value Subaccount (Class E) (4/08).......  2008      1.539          1.071               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/08) *...........................................  2008      1.035          0.640          140,589

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.369          0.835            4,626

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.206          0.791               --








         SCUDDER ADVOCATE ADVISOR-ST1 -- SEPARATE ACCOUNT CHARGES 2.70%





                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (6/03)...............  2008      1.588          1.045               --
                                                       2007      1.352          1.588               --
                                                       2006      1.107          1.352               --
                                                       2005      1.000          1.107               --

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.070          1.072               --
                                                       2005      1.000          1.070               --

  Alger American Capital Appreciation Subaccount
  (Class S) (6/03)...................................  2008      1.705          0.908               --
                                                       2007      1.316          1.705               --
                                                       2006      1.136          1.316               --
                                                       2005      1.000          1.136               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/03).............................................  2007      1.566          1.634               --
                                                       2006      1.214          1.566               --
                                                       2005      1.000          1.214               --

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2008      1.152          0.597               --
                                                       2007      1.232          1.152               --
                                                       2006      1.118          1.232               --
                                                       2005      1.000          1.118               --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2008      1.104          1.080               --
                                                       2007      1.119          1.104               --
                                                       2006      1.068          1.119               --
                                                       2005      1.000          1.068               --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (6/03)............................  2008      1.133          0.721               --
                                                       2007      1.083          1.133               --
                                                       2006      1.021          1.083               --
                                                       2005      1.000          1.021               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2008      1.149          1.089               --
                                                       2007      1.126          1.149               --
                                                       2006      1.004          1.126               --
                                                       2005      1.000          1.004               --

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2008      1.228          1.258               --
                                                       2007      1.509          1.228               --
                                                       2006      1.130          1.509               --
                                                       2005      1.000          1.130               --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (7/05)..............  2007      1.007          1.017               --
                                                       2006      0.992          1.007               --
                                                       2005      1.000          0.992               --

  DWSI Capital Growth Subaccount (Class B) (6/03)....  2008      1.222          0.795               --
                                                       2007      1.120          1.222               --
                                                       2006      1.063          1.120               --
                                                       2005      1.000          1.063               --

  DWSI Global Opportunities Subaccount (Class B)
  (6/03).............................................  2008      1.421          0.689               --
                                                       2007      1.340          1.421               --
                                                       2006      1.130          1.340               --
                                                       2005      1.000          1.130               --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2008      1.119          1.047               --
                                                       2007      1.139          1.119               --
                                                       2006      1.033          1.139               --
                                                       2005      1.000          1.033               --

  DWSI Health Care Subaccount (Class B) (6/03).......  2008      1.216          0.906               --
                                                       2007      1.107          1.216               --
                                                       2006      1.075          1.107               --
                                                       2005      1.000          1.075               --

  DWSI International Subaccount (Class B) (6/03).....  2008      1.533          1.462               --
                                                       2007      1.379          1.533               --
                                                       2006      1.129          1.379               --
                                                       2005      1.000          1.129               --

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (6/03)..........................................  2006      0.985          1.023               --
                                                       2005      1.000          0.985               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII All Cap Growth Subaccount (Class B) (6/03)...  2006      1.111          1.214               --
                                                       2005      1.000          1.111               --

  DWSII Balanced Subaccount (Class B) (6/03).........  2008      1.098          1.064               --
                                                       2007      1.080          1.098               --
                                                       2006      1.011          1.080               --
                                                       2005      1.000          1.011               --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2008      1.205          1.125               --
                                                       2007      1.200          1.205               --
                                                       2006      1.070          1.200               --
                                                       2005      1.000          1.070               --

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.094          0.821               --
                                                       2007      1.074          1.094               --
                                                       2006      1.014          1.074               --
                                                       2005      1.000          1.014               --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2008      1.003          0.964               --
                                                       2007      0.994          1.003               --
                                                       2006      0.983          0.994               --
                                                       2005      1.000          0.983               --

  DWSII Davis Venture Value Subaccount (Class B)
  (6/03).............................................  2008      1.187          1.146               --
                                                       2007      1.171          1.187               --
                                                       2006      1.052          1.171               --
                                                       2005      1.000          1.052               --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2008      1.133          1.077               --
                                                       2007      1.190          1.133               --
                                                       2006      1.035          1.190               --
                                                       2005      1.000          1.035               --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (6/03)..........................................  2006      1.073          1.302               --
                                                       2005      1.000          1.073               --

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.058          1.259               --
                                                       2005      1.000          1.058               --

  DWSII Global Thematic Subaccount (Class B) (6/03)..  2008      1.533          0.778               --
                                                       2007      1.489          1.533               --
                                                       2006      1.179          1.489               --
                                                       2005      1.000          1.179               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2008      1.028          1.046               --
                                                       2007      1.001          1.028               --
                                                       2006      0.991          1.001               --
                                                       2005      1.000          0.991               --

  DWSII Growth Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.166          0.743               --
                                                       2007      1.135          1.166               --
                                                       2006      1.035          1.135               --
                                                       2005      1.000          1.035               --

  DWSII High Income Subaccount (Class B) (6/03)......  2008      1.044          1.028               --
                                                       2007      1.067          1.044               --
                                                       2006      0.995          1.067               --
                                                       2005      1.000          0.995               --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.004          1.015               --
                                                       2005      1.000          1.004               --

  DWSII Index 500 Subaccount (Class B) (6/03)........  2005      1.000          1.017               --

  DWSII International Select Equity Subaccount (Class
  B) (6/03)..........................................  2008      1.538          1.478               --
                                                       2007      1.360          1.538               --
                                                       2006      1.117          1.360               --
                                                       2005      1.000          1.117               --

  DWSII Janus Growth & Income Subaccount (Class B)
  (6/03).............................................  2008      1.188          1.137               --
                                                       2007      1.149          1.188               --
                                                       2006      1.093          1.149               --
                                                       2005      1.000          1.093               --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (6/03)..........................................  2006      1.066          1.044               --
                                                       2005      1.000          1.066               --

  DWSII Large Cap Core Subaccount (Class B) (11/04)..  2006      1.092          1.200               --
                                                       2005      1.000          1.092               --

  DWSII Large Cap Value Subaccount (Class B) (6/03)..  2008      1.208          1.186               --
                                                       2007      1.100          1.208               --
                                                       2006      0.983          1.100               --
                                                       2005      1.000          0.983               --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (6/03).............................................  2006      0.993          1.015               --
                                                       2005      1.000          0.993               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Mid Cap Growth Subaccount (Class B) (6/03)...  2008      1.252          1.174               --
                                                       2007      1.192          1.252               --
                                                       2006      1.107          1.192               --
                                                       2005      1.000          1.107               --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.130          0.766               --
                                                       2007      1.105          1.130               --
                                                       2006      1.023          1.105               --
                                                       2005      1.000          1.023               --

  DWSII Money Market Subaccount (Class B) (6/03).....  2008      1.032          1.033               --
                                                       2007      1.013          1.032               --
                                                       2006      0.998          1.013               --
                                                       2005      1.000          0.998               --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (6/03).............................................  2006      0.978          0.990               --
                                                       2005      1.000          0.978               --

  DWSII Small Cap Growth Subaccount (Class B)
  (6/03).............................................  2008      1.088          0.946               --
                                                       2007      1.057          1.088               --
                                                       2006      1.036          1.057               --
                                                       2005      1.000          1.036               --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2008      1.065          1.062               --
                                                       2007      1.042          1.065               --
                                                       2006      0.984          1.042               --
                                                       2005      1.000          0.984               --

  DWSII Technology Subaccount (Class B) (6/03).......  2008      1.136          0.592               --
                                                       2007      1.025          1.136               --
                                                       2006      1.049          1.025               --
                                                       2005      1.000          1.049               --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (6/03).............................................  2008      1.368          1.269               --
                                                       2007      1.123          1.368               --
                                                       2006      1.087          1.123               --
                                                       2005      1.000          1.087               --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *...........................................  2008      1.031          0.764               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2008      1.385          0.869               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/08) *.................................  2008      1.013          0.668           43,845

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2008      2.031          0.882               --
                                                       2007      1.624          2.031               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08)...................................  2008      1.466          0.848               --

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08) *...........................................  2008      1.064          0.915               --

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class
  B) (4/08) *........................................  2008      1.177          0.723               --

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2008      1.264          0.685               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08).............................................  2008      0.989          0.929               --

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08).............................................  2008      1.063          0.827               --

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2008      1.077          0.726               --

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08).............................................  2008      1.258          1.254               --

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).............................................  2008      1.141          0.698               --

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *..................................................  2008      1.124          0.724               --

  MSF MetLife Stock Index Subaccount (Class B) (4/08)
  *..................................................  2008      1.088          0.701               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (1/70).............................................  2008      1.078          0.814               --
                                                       2007      1.063          1.078               --
                                                       2006      1.000          1.063               --

  MSF MFS(R) Value Subaccount (Class E) (4/08).......  2008      1.185          0.820               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/08) *...........................................  2008      1.017          0.624               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.257          0.762               --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      0.948          0.618               --







---------

* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2008.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2008 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 04/29/2005, Scudder Variable Series I-21st Century Growth Portfolio merged into Scudder Variable Series II-Scudder Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-Scudder Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-SVS Eagle Focused Large Cap Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-SVS Focused Vale and Growth Portfolio merged into Scudder Variable Series I-Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 09/19/2005, Scudder Variable Series II-SVS Index 500 Portfolio merged into Scudder Investments VIT Funds-Scudder VIT Equity Index 500 Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, The Alger American Fund-Alger American Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS Dreman Financial Services VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS Income Allocation VIP merged into DWS Variable Series II-DWS Conservative Allocation VIP and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS MFS(R) Strategic Value VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Janus Growth Opportunities VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Legg Mason Aggressive Growth VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Mercury Large Cap Core VIP merged into DWS Variable Series I-DWS Growth & Income VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Oak Strategic Equity VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Templeton Foreign Value VIP merged into DWS Variable Series I-DWS International VIP and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX B

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                ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS

Certain Underlying Funds were subject to a merger, substitution or other change. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and new name of the trust of which the Underlying Fund is a part.


UNDERLYING FUND SUBSTITUTIONS




The following new Underlying Funds were substituted for the former Underlying Funds.


            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------
DWS VARIABLE SERIES II                         MET INVESTORS SERIES TRUST
  DWS Conservative Allocation VIP                MetLife Moderate Strategy Portfolio
  DWS Growth Allocation VIP                      MetLife Growth Strategy Portfolio
  DWS Moderate Allocation VIP                    MetLife Balanced Strategy Portfolio




INVESTMENT ADVISER MERGER



The following former Investment Adviser was merged with and into the new Investment Adviser.



          FORMER INVESTMENT ADVISER                        NEW INVESTMENT ADVISER
---------------------------------------------  ---------------------------------------------
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Met Investors Advisory, LLC                  MetLife Advisers, LLC

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX C

--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

                     The Insurance Company
                     Principal Underwriter
                     Distribution and Principal Underwriting Agreement Valuation of Assets
                     Federal Tax Considerations
                     Independent Registered Public Accounting Firm Condensed Financial Information
                     Financial Statements

--------------------------------------------------------------------------------


A copy of the MetLife Insurance Company of Connecticut Statement of Additional Information dated May 1, 2009 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut, P.O. Box 10366, Des Moines, IA 50306-0366.


Name: -------------------------------------------------

Address: ----------------------------------------------




MIC-Book-67-68-77-89

                           PORTFOLIO ARCHITECT ACCESS
                                 VINTAGE ACCESS
                            SCUDDER ADVOCATE ADVISOR
                          SCUDDER ADVOCATE ADVISOR-ST1

                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED

                                   MAY 1, 2009

                                       FOR

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                                    ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT

This Statement of Additional Information ("SAI") contains information in addition to the information described in the Prospectus for the variable annuity contracts (the "Contracts") offered by MetLife Insurance Company of Connecticut (the "Company", "we" or "our").

This SAI is not a prospectus but relates to, and should be read in conjunction with the Prospectus dated May 1, 2009. A copy of the Individual Variable Annuity Contract Prospectus may be obtained by writing to MetLife Insurance Company of Connecticut, Annuity Investor Services, P.O. Box 103666, Des Moines, IA 50306-0366 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                                TABLE OF CONTENTS


                                                                                  PAGE
                                                                                  ----

THE INSURANCE COMPANY...........................................................     2

PRINCIPAL UNDERWRITER...........................................................     2

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT...............................     2

VALUATION OF ASSETS.............................................................     3

FEDERAL TAX CONSIDERATIONS......................................................     5

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...................................     8

CONDENSED FINANCIAL INFORMATION -- Portfolio Architect Access...................     9

CONDENSED FINANCIAL INFORMATION -- Scudder Advocate Advisor.....................   128

CONDENSED FINANCIAL INFORMATION -- Scudder Advocate Advisor-ST1.................   199

CONDENSED FINANCIAL INFORMATION -- Vintage Access...............................   270

FINANCIAL STATEMENTS............................................................     1

                              THE INSURANCE COMPANY

MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. Prior to May 1, 2006, the Company was known as The Travelers Insurance Company. The Company is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's office is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial condition as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. Effective December 8, 2008, the Company combined MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002 (the "Former Separate Account") with and into MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account"). The Separate Account meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.

                              PRINCIPAL UNDERWRITER

MetLife Investors Distribution Company ("MLIDC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MLIDC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Information about the distribution of the Contracts is contained in the prospectus (see "Other Information -- Distribution of the Variable Annuity Contracts"). Additional information is provided below.

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.

                            UNDERWRITING COMMISSIONS


                                    UNDERWRITING COMMISSIONS PAID        AMOUNT OF UNDERWRITING
                                      TO THE DISTRIBUTOR BY THE        COMMISSIONS RETAINED BY THE
              YEAR                             COMPANY                         DISTRIBUTOR
--------------------------------  --------------------------------  --------------------------------
2008............................            $134,250,501                           $0

2007............................            $137,393,857                           $0

2006............................            $105,520,780                           $0



The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.


These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firms and their registered representatives to favor the Company's products. The amount of additional compensation (non-commission amounts) paid to selected broker-dealer firms during 2008 ranged from $31,950 to $4,123,919. The amount of commissions paid to selected broker-dealer firms during 2008 ranged from $852,556 to $13,129,922. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2008 ranged from $884,506 to $17,253,841.



The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and MLIDC under which the broker-dealer firms received additional compensation in 2008 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:




DWS Scudder Distributors, Inc.

Morgan Stanley DW, Inc.

PFS Investments, Inc. (d/b/a Primerica)

Pioneer Funds Distributor, Inc.

There are other broker-dealer firms who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.

                               VALUATION OF ASSETS

FUNDING OPTIONS. The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

        (a) = investment income plus capital gains and losses (whether realized or unrealized);

        (b)  = any deduction for applicable taxes (presently zero); and

        (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

CALCULATION OF MONEY MARKET YIELD

From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Subaccount for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:

           Effective Yield = ((Base Return + 1) to the power of (365 / 7)) -- 1

Where:

Base Return = (AUV Change -- Contract Charge Adjustment) / Prior AUV.

AUV Change = Current AUV -- Prior AUV.

Contract Charge Adjustment = Average AUV * Period Charge.

Average AUV = (Current AUV + Prior AUV) / 2.

Period Charge = Annual Contract Fee * (7/365).

Prior AUV = Unit value as of 7 days prior.

Current AUV = Unit value as of the reporting period (last day of the month).

We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on an unadjusted basis (which does not deduct Contract-level charges), according to the same formula but where:

Base Return = AUV Change / Prior AUV

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.

                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1(st) of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any contribution limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,000 for 2009, and may be indexed for inflation in years after 2009. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $49,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit is $10,500 in 2008 (which may be indexed for inflation for future years). (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan for 2009 is $49,000. The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") is $15,500 in 2009. The annual limit may be indexed for inflation in future years. Additional "catch-up contributions" may be made by individuals age 50 or over.

Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 1/2, or in the case of hardship.

SECTION 403(B) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($15,500 in 2009).

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the close of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

     (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

     (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

     (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

     (d)  the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.   OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S. citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of each of the Subaccounts of the Separate Account and consolidated financial statements and the related financial statement schedules of MetLife Insurance Company of Connecticut and subsidiaries (which report expresses an unqualified opinion on the consolidated financial statements and financial statement schedules and includes an explanatory paragraph referring to changes in MetLife Insurance Company of Connecticut and subsidiaries' method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008, and method of accounting for deferred acquisition costs as required by accounting guidance adopted on January 1, 2007) included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, FL 33602-5827.

          CONDENSED FINANCIAL INFORMATION -- PORTFOLIO ARCHITECT ACCESS

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The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

          PORTFOLIO ARCHITECT ACCESS -- SEPARATE ACCOUNT CHARGES 1.90%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/03)...................................  2006      1.431          1.395               --
                                                       2005      1.270          1.431               --
                                                       2004      1.194          1.270               --
                                                       2003      1.000          1.194               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (3/03).............................................  2008      2.277          1.376           18,872
                                                       2007      2.021          2.277           18,958
                                                       2006      1.710          2.021           16,227
                                                       2005      1.528          1.710           14,612
                                                       2004      1.372          1.528           17,694
                                                       2003      1.000          1.372              711

  American Funds Growth Subaccount (Class 2) (3/03)..  2008      2.024          1.113           53,329
                                                       2007      1.837          2.024           58,583
                                                       2006      1.698          1.837           59,004
                                                       2005      1.490          1.698           79,219
                                                       2004      1.349          1.490           67,160
                                                       2003      1.000          1.349            9,400

  American Funds Growth-Income Subaccount (Class 2)
  (3/03).............................................  2008      1.730          1.055           69,934
                                                       2007      1.678          1.730           73,234
                                                       2006      1.485          1.678           78,146
                                                       2005      1.430          1.485           99,569
                                                       2004      1.320          1.430           96,918
                                                       2003      1.000          1.320           16,781

Capital Appreciation Fund
  Capital Appreciation Fund (3/03)...................  2006      1.684          1.665               --
                                                       2005      1.452          1.684               --
                                                       2004      1.238          1.452               --
                                                       2003      1.000          1.238               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/03).............................................  2006      1.762          2.293               --
                                                       2005      1.676          1.762           11,753
                                                       2004      1.300          1.676           11,753
                                                       2003      1.000          1.300               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/03).....................................  2008      1.536          1.469               --
                                                       2007      1.462          1.536            8,268
                                                       2006      1.279          1.462            8,268
                                                       2005      1.249          1.279            8,268
                                                       2004      1.211          1.249            8,268
                                                       2003      1.000          1.211               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/03).....................................  2008      1.337          1.261               --
                                                       2007      1.533          1.337            7,674
                                                       2006      1.505          1.533            9,458
                                                       2005      1.450          1.505            9,620
                                                       2004      1.327          1.450           15,658
                                                       2003      1.000          1.327            7,264

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.301          1.413               --
                                                       2005      1.203          1.301           73,517
                                                       2004      1.074          1.203           72,303
                                                       2003      1.000          1.074               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.298          1.446               --
                                                       2005      1.201          1.298            6,867
                                                       2004      1.067          1.201            5,014
                                                       2003      1.000          1.067               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/03)....................................  2008      2.077          1.168           18,867
                                                       2007      1.805          2.077           21,137
                                                       2006      1.650          1.805           15,593
                                                       2005      1.442          1.650           16,322
                                                       2004      1.276          1.442            3,859
                                                       2003      1.000          1.276              747

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/03)................  2008      1.722          0.991            1,715
                                                       2007      1.644          1.722            1,778
                                                       2006      1.472          1.644            1,812
                                                       2005      1.243          1.472            1,845
                                                       2004      1.251          1.243            1,879
                                                       2003      1.000          1.251               --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/03).............................................  2008      2.548          1.510            3,342
                                                       2007      2.252          2.548            3,342
                                                       2006      2.042          2.252            3,342
                                                       2005      1.763          2.042            3,342
                                                       2004      1.441          1.763            3,342
                                                       2003      1.000          1.441               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (3/03)..........................................  2006      1.514          1.759               --
                                                       2005      1.396          1.514               --
                                                       2004      1.263          1.396            4,721
                                                       2003      1.000          1.263               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.507          3.187               --
                                                       2007      2.775          3.507            4,370
                                                       2006      2.208          2.775            6,953
                                                       2005      1.766          2.208            6,336
                                                       2004      1.443          1.766            5,335
                                                       2003      1.000          1.443               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (3/03)...................................  2008      2.386          1.396           10,893
                                                       2007      2.107          2.386            1,808
                                                       2006      1.768          2.107            1,808
                                                       2005      1.635          1.768            1,808
                                                       2004      1.406          1.635               --
                                                       2003      1.000          1.406               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.679          2.007               --
                                                       2005      1.572          1.679            5,437
                                                       2004      1.381          1.572            5,837
                                                       2003      1.000          1.381               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.060          1.083               --
                                                       2005      1.066          1.060           32,255
                                                       2004      1.000          1.066           29,092

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/03).............................................  2006      1.259          1.299               --
                                                       2005      1.191          1.259               --
                                                       2004      1.121          1.191               --
                                                       2003      1.000          1.121               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/03)............................  2008      1.850          1.288              828
                                                       2007      1.549          1.850              858
                                                       2006      1.485          1.549              874
                                                       2005      1.347          1.485              890
                                                       2004      1.202          1.347              907
                                                       2003      1.000          1.202               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/03).....................................  2008      1.945          1.069               --
                                                       2007      1.629          1.945               --
                                                       2006      1.540          1.629               --
                                                       2005      1.407          1.540               --
                                                       2004      1.426          1.407               --
                                                       2003      1.000          1.426               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (3/03).....................................  2008      1.700          1.600               --
                                                       2007      1.585          1.700            2,876
                                                       2006      1.369          1.585            2,909
                                                       2005      1.322          1.369            2,942
                                                       2004      1.289          1.322            2,977
                                                       2003      1.000          1.289              741

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.531          1.714               --
                                                       2005      1.501          1.531           20,711
                                                       2004      1.331          1.501           15,033
                                                       2003      1.000          1.331               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2008      1.635          0.956            1,538
                                                       2007      1.699          1.635            1,594

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2008      1.601          1.111               --
                                                       2007      1.550          1.601               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (3/03)...  2008      1.625          0.996            9,020
                                                       2007      1.579          1.625            9,020
                                                       2006      1.397          1.579            9,020
                                                       2005      1.366          1.397            9,020
                                                       2004      1.263          1.366            9,020
                                                       2003      1.000          1.263            9,020

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2008      1.751          1.089               --
                                                       2007      1.832          1.751               --

  LMPVET Investors Subaccount (Class I) (3/03).......  2008      1.778          1.123               --
                                                       2007      1.744          1.778               --
                                                       2006      1.503          1.744               --
                                                       2005      1.438          1.503               --
                                                       2004      1.327          1.438               --
                                                       2003      1.000          1.327               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2008      1.491          0.917               --
                                                       2007      1.492          1.491               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (3/03).............................................  2008      2.126          1.236            1,342
                                                       2007      1.969          2.126            1,390
                                                       2006      1.780          1.969            1,417
                                                       2005      1.729          1.780            1,443
                                                       2004      1.531          1.729            1,470
                                                       2003      1.000          1.531               --

  LMPVET Social Awareness Subaccount (5/04)..........  2008      1.271          0.933               --
                                                       2007      1.169          1.271               --
                                                       2006      1.106          1.169               --
                                                       2005      1.080          1.106               --
                                                       2004      1.000          1.080               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2008      1.010          0.781           22,805
                                                       2007      1.016          1.010           30,681
                                                       2006      0.995          1.016           58,343
                                                       2005      0.990          0.995           54,774
                                                       2004      0.998          0.990           14,699
                                                       2003      1.000          0.998               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).........  2007      1.767          1.852               --
                                                       2006      1.525          1.767               --
                                                       2005      1.493          1.525               --
                                                       2004      1.405          1.493            2,536
                                                       2003      1.000          1.405               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (3/03).............................................  2007      1.443          1.502               --
                                                       2006      1.411          1.443            2,468
                                                       2005      1.367          1.411            2,756
                                                       2004      1.386          1.367            6,146
                                                       2003      1.000          1.386               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (3/03).............................................  2007      1.682          1.740               --
                                                       2006      1.544          1.682           13,120
                                                       2005      1.432          1.544           12,804
                                                       2004      1.337          1.432           13,248
                                                       2003      1.000          1.337               --

  LMPVPII Growth and Income Subaccount (Class I)
  (3/03).............................................  2007      1.534          1.601               --
                                                       2006      1.391          1.534               --
                                                       2005      1.368          1.391               --
                                                       2004      1.286          1.368               --
                                                       2003      1.000          1.286               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.598          1.659               --
                                                       2006      1.389          1.598           16,921
                                                       2005      1.371          1.389           17,242
                                                       2004      1.240          1.371           17,469
                                                       2003      1.000          1.240               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.787          1.968               --
                                                       2006      1.623          1.787           49,796
                                                       2005      1.528          1.623           56,980
                                                       2004      1.255          1.528           56,934
                                                       2003      1.000          1.255            1,156

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.095          1.129               --
                                                       2005      1.075          1.095               --
                                                       2004      1.000          1.075               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.835          1.767               --
                                                       2007      1.763          1.835            1,578
                                                       2006      1.855          1.763            1,608

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2008      1.371          1.020           42,444
                                                       2007      1.359          1.371           44,270
                                                       2006      1.292          1.359           33,084

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.702          1.783               --
                                                       2006      1.611          1.702           30,522

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2008      1.778          1.094               --
                                                       2007      1.768          1.778               --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2008      1.018          0.584           11,459
                                                       2007      1.218          1.018           11,459
                                                       2006      1.003          1.218           12,982

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2008      1.161          0.852            5,047
                                                       2007      1.195          1.161            6,661
                                                       2006      1.123          1.195           11,389

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2008      1.986          1.155           28,155
                                                       2007      2.041          1.986           30,183
                                                       2006      1.856          2.041           36,194

  MIST Janus Forty Subaccount (Class A) (4/06).......  2008      2.180          1.244               --
                                                       2007      1.703          2.180               --
                                                       2006      1.665          1.703               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2008      1.067          0.646               --
                                                       2007      1.206          1.067               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2008      1.242          0.911               --
                                                       2007      1.190          1.242               --
                                                       2006      1.129          1.190               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2008      1.434          1.148           20,581
                                                       2007      1.368          1.434           22,342
                                                       2006      1.308          1.368           22,531

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2008      1.097          0.686           21,022
                                                       2007      1.075          1.097           21,022
                                                       2006      1.001          1.075               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2008      1.056          0.634           35,091
                                                       2007      1.070          1.056           37,834
                                                       2006      0.971          1.070               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2008      1.617          0.910           25,926
                                                       2007      1.473          1.617           30,927
                                                       2006      1.494          1.473           45,507

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2008      1.334          0.804            4,863
                                                       2007      1.221          1.334            6,178
                                                       2006      1.233          1.221           10,914

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2008      3.192          1.459            5,319

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2008      2.444          1.382               --
                                                       2007      2.332          2.444               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2008      1.194          1.094           19,814
                                                       2007      1.130          1.194           19,814

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2008      1.612          1.062               --
                                                       2007      1.564          1.612               --
                                                       2006      1.458          1.564               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.106          1.220               --
                                                       2006      1.053          1.106               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2008      1.212          1.062           17,688
                                                       2007      1.159          1.212           26,766
                                                       2006      1.121          1.159           36,085

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2008      0.977          0.673           11,667
                                                       2007      1.027          0.977           14,412
                                                       2006      1.003          1.027           39,018

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2008      1.817          0.967           31,076
                                                       2007      1.538          1.817           32,644
                                                       2006      1.579          1.538           32,644

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2008      1.115          1.057           79,385
                                                       2007      1.069          1.115           83,468
                                                       2006      1.031          1.069           86,316

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2008      1.051          1.061               --
                                                       2007      1.020          1.051               --
                                                       2006      0.999          1.020               --

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2008      1.463          0.901            8,268

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2008      1.450          0.785               --
                                                       2007      1.422          1.450               --
                                                       2006      1.406          1.422               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2008      1.602          0.959           36,387
                                                       2007      1.569          1.602           41,193
                                                       2006      1.532          1.569           57,303

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2008      1.072          0.626               --
                                                       2007      1.058          1.072               --
                                                       2006      1.002          1.058               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2008      1.078          0.905               --
                                                       2007      1.041          1.078               --
                                                       2006      1.001          1.041               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2008      1.077          0.828           71,323
                                                       2007      1.047          1.077           94,984
                                                       2006      1.002          1.047           20,302

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2008      1.077          0.754               --
                                                       2007      1.052          1.077               --
                                                       2006      1.002          1.052               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2008      1.077          0.686               --
                                                       2007      1.057          1.077               --
                                                       2006      1.002          1.057               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2008      1.453          1.107           89,172
                                                       2007      1.421          1.453           88,262
                                                       2006      1.332          1.421           90,077

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2008      1.469          1.086               --
                                                       2007      1.391          1.469           16,353
                                                       2006      1.261          1.391           16,612

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2008      1.033          0.638            6,870
                                                       2008      1.094          1.033            6,967
                                                       2007      1.049          1.094            2,361
                                                       2006      0.996          1.049          112,090

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2008      1.142          0.650               --
                                                       2007      1.067          1.142               --
                                                       2006      0.998          1.067               --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.200          0.787           12,185

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.148          1.191               --
                                                       2006      1.083          1.148           33,514

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2008      1.095          1.072            9,589
                                                       2007      1.068          1.095            9,589
                                                       2006      1.034          1.068            9,589

Money Market Portfolio
  Money Market Subaccount (3/03).....................  2006      0.991          0.999               --
                                                       2005      0.982          0.991               --
                                                       2004      0.991          0.982               --
                                                       2003      1.000          0.991           27,113

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.110          1.172               --
                                                       2005      1.070          1.110               --
                                                       2004      1.000          1.070               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.105          1.126               --
                                                       2006      1.118          1.105           23,260
                                                       2005      1.116          1.118           21,299
                                                       2004      1.044          1.116           21,827
                                                       2003      1.000          1.044               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)......................................  2008      1.149          1.181           82,143
                                                       2007      1.077          1.149           85,769
                                                       2006      1.057          1.077           89,604
                                                       2005      1.051          1.057           86,816
                                                       2004      1.021          1.051           65,746
                                                       2003      1.000          1.021           35,382

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).........................................  2007      2.168          2.345               --
                                                       2006      1.730          2.168               --
                                                       2005      1.571          1.730               --
                                                       2004      1.378          1.571            4,401
                                                       2003      1.000          1.378               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/03).............................................  2007      2.312          2.467               --
                                                       2006      2.009          2.312           18,376
                                                       2005      1.913          2.009           17,262
                                                       2004      1.545          1.913           12,145
                                                       2003      1.000          1.545               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (3/03).............................................  2006      1.405          1.494               --
                                                       2005      1.316          1.405           44,491
                                                       2004      1.260          1.316               --
                                                       2003      1.000          1.260               --

  Travelers Convertible Securities Subaccount
  (3/03).............................................  2006      1.228          1.308               --
                                                       2005      1.247          1.228           25,966
                                                       2004      1.196          1.247           32,915
                                                       2003      1.000          1.196            9,885

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/03).............................................  2006      1.701          1.855               --
                                                       2005      1.541          1.701            1,637
                                                       2004      1.349          1.541            1,668
                                                       2003      1.000          1.349               --

  Travelers Equity Income Subaccount (3/03)..........  2006      1.460          1.532               --
                                                       2005      1.424          1.460           62,398
                                                       2004      1.321          1.424           32,306
                                                       2003      1.000          1.321            9,227

  Travelers Federated High Yield Subaccount (3/03)...  2006      1.262          1.292               --
                                                       2005      1.254          1.262           33,760
                                                       2004      1.158          1.254           36,005
                                                       2003      1.000          1.158            8,551

  Travelers Federated Stock Subaccount (3/03)........  2006      1.449          1.499               --
                                                       2005      1.403          1.449               --
                                                       2004      1.293          1.403               --
                                                       2003      1.000          1.293               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (3/03)..............  2006      1.366          1.406               --
                                                       2005      1.280          1.366               --
                                                       2004      1.225          1.280               --
                                                       2003      1.000          1.225               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (9/05)..................................  2006      1.026          1.090               --
                                                       2005      1.000          1.026               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)..................................  2006      1.008          1.011               --
                                                       2005      1.000          1.008               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.038          1.074               --
                                                       2005      1.000          1.038               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (6/05).......................  2006      1.051          1.095               --
                                                       2005      1.000          1.051               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.024          1.043               --
                                                       2005      1.000          1.024           19,524

  Travelers Mercury Large Cap Core Subaccount
  (3/03).............................................  2006      1.518          1.611               --
                                                       2005      1.381          1.518           30,854
                                                       2004      1.215          1.381           32,147
                                                       2003      1.000          1.215               --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/03)..  2006      1.493          1.579               --
                                                       2005      1.477          1.493           65,515
                                                       2004      1.319          1.477           57,131
                                                       2003      1.000          1.319               --

  Travelers MFS(R) Total Return Subaccount (3/03)....  2006      1.292          1.332               --
                                                       2005      1.279          1.292           93,729
                                                       2004      1.169          1.279           15,320
                                                       2003      1.000          1.169           14,782

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.168          1.261               --
                                                       2005      1.118          1.168           16,590
                                                       2004      1.000          1.118               --

  Travelers Mondrian International Stock Subaccount
  (3/03).............................................  2006      1.618          1.856               --
                                                       2005      1.505          1.618           37,996
                                                       2004      1.325          1.505           23,101
                                                       2003      1.000          1.325            2,207

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.375          1.458               --
                                                       2005      1.322          1.375               --
                                                       2004      1.213          1.322               --
                                                       2003      1.000          1.213               --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.002          1.053               --
                                                       2005      1.000          1.002               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.111          1.121               --
                                                       2005      1.092          1.111           35,176
                                                       2004      1.000          1.092               --

  Travelers Quality Bond Subaccount (3/03)...........  2006      1.042          1.031               --
                                                       2005      1.045          1.042           84,199
                                                       2004      1.031          1.045           86,357
                                                       2003      1.000          1.031           18,387

  Travelers Strategic Equity Subaccount (3/03).......  2006      1.376          1.434               --
                                                       2005      1.374          1.376               --
                                                       2004      1.271          1.374               --
                                                       2003      1.000          1.271               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.072          1.233               --
                                                       2005      1.000          1.072           10,894

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.980          1.123               --
                                                       2005      1.000          0.980           11,541

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.074          1.034               --
                                                       2005      1.049          1.074            9,589
                                                       2004      1.000          1.049               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/03).............................................  2008      1.686          1.062            8,502
                                                       2007      1.760          1.686            8,502
                                                       2006      1.545          1.760            8,502
                                                       2005      1.513          1.545            8,502
                                                       2004      1.313          1.513           11,233
                                                       2003      1.000          1.313            3,965

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/03).............................................  2008      1.530          0.855               --
                                                       2007      1.387          1.530               --
                                                       2006      1.324          1.387               --
                                                       2005      1.251          1.324               --
                                                       2004      1.228          1.251               --
                                                       2003      1.000          1.228               --

          PORTFOLIO ARCHITECT ACCESS -- SEPARATE ACCOUNT CHARGES 1.95%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/03)...................................  2006      1.236          1.205               --
                                                       2005      1.098          1.236               --
                                                       2004      1.033          1.098               --
                                                       2003      1.000          1.033               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (3/03).............................................  2008      1.764          1.066               --
                                                       2007      1.566          1.764           13,260
                                                       2006      1.326          1.566           15,312
                                                       2005      1.185          1.326           16,548
                                                       2004      1.065          1.185               --
                                                       2003      1.000          1.065               --

  American Funds Growth Subaccount (Class 2) (3/03)..  2008      1.563          0.859               --
                                                       2007      1.419          1.563            2,304
                                                       2006      1.312          1.419            3,749
                                                       2005      1.152          1.312               --
                                                       2004      1.044          1.152               --
                                                       2003      1.000          1.044               --

  American Funds Growth-Income Subaccount (Class 2)
  (3/03).............................................  2008      1.389          0.846               --
                                                       2007      1.348          1.389            2,410
                                                       2006      1.193          1.348            4,152
                                                       2005      1.150          1.193            6,460
                                                       2004      1.062          1.150               --
                                                       2003      1.000          1.062               --

Capital Appreciation Fund
  Capital Appreciation Fund (3/03)...................  2006      1.438          1.421               --
                                                       2005      1.241          1.438               --
                                                       2004      1.058          1.241               --
                                                       2003      1.000          1.058               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/03).............................................  2006      1.426          1.855               --
                                                       2005      1.357          1.426               --
                                                       2004      1.053          1.357               --
                                                       2003      1.000          1.053               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/03).....................................  2008      1.341          1.282               --
                                                       2007      1.276          1.341               --
                                                       2006      1.117          1.276               --
                                                       2005      1.091          1.117               --
                                                       2004      1.059          1.091               --
                                                       2003      1.000          1.059               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/03).....................................  2008      1.044          0.985               --
                                                       2007      1.197          1.044               --
                                                       2006      1.177          1.197               --
                                                       2005      1.134          1.177               --
                                                       2004      1.038          1.134               --
                                                       2003      1.000          1.038               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.300          1.412               --
                                                       2005      1.203          1.300            4,617
                                                       2004      1.074          1.203               --
                                                       2003      1.000          1.074               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.297          1.444               --
                                                       2005      1.201          1.297               --
                                                       2004      1.067          1.201               --
                                                       2003      1.000          1.067               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/03)....................................  2008      1.701          0.956               --
                                                       2007      1.479          1.701               --
                                                       2006      1.354          1.479               --
                                                       2005      1.183          1.354               --
                                                       2004      1.048          1.183               --
                                                       2003      1.000          1.048               --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/03)................  2008      1.435          0.825               --
                                                       2007      1.371          1.435               --
                                                       2006      1.228          1.371               --
                                                       2005      1.038          1.228               --
                                                       2004      1.045          1.038               --
                                                       2003      1.000          1.045               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/03).............................................  2008      1.905          1.128               --
                                                       2007      1.684          1.905              487
                                                       2006      1.528          1.684              803
                                                       2005      1.320          1.528            1,353
                                                       2004      1.080          1.320               --
                                                       2003      1.000          1.080               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (3/03)..........................................  2006      1.263          1.467               --
                                                       2005      1.165          1.263               --
                                                       2004      1.055          1.165               --
                                                       2003      1.000          1.055               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      2.626          2.386               --
                                                       2007      2.079          2.626               --
                                                       2006      1.655          2.079               --
                                                       2005      1.324          1.655               --
                                                       2004      1.083          1.324               --
                                                       2003      1.000          1.083               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (3/03)...................................  2008      1.806          1.056               --
                                                       2007      1.595          1.806            9,977
                                                       2006      1.339          1.595            9,977
                                                       2005      1.239          1.339            9,977
                                                       2004      1.066          1.239               --
                                                       2003      1.000          1.066               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.310          1.565               --
                                                       2005      1.227          1.310           10,032
                                                       2004      1.078          1.227               --
                                                       2003      1.000          1.078               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.059          1.082               --
                                                       2005      1.066          1.059               --
                                                       2004      1.000          1.066               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/03).............................................  2006      1.161          1.198               --
                                                       2005      1.099          1.161               --
                                                       2004      1.035          1.099               --
                                                       2003      1.000          1.035               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/03)............................  2008      1.681          1.170               --
                                                       2007      1.408          1.681               --
                                                       2006      1.350          1.408               --
                                                       2005      1.226          1.350               --
                                                       2004      1.094          1.226               --
                                                       2003      1.000          1.094               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/03).....................................  2008      1.370          0.753               --
                                                       2007      1.148          1.370               --
                                                       2006      1.085          1.148               --
                                                       2005      0.992          1.085               --
                                                       2004      1.006          0.992               --
                                                       2003      1.000          1.006               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (3/03).....................................  2008      1.395          0.755               --
                                                       2007      1.301          1.395               --
                                                       2006      1.125          1.301               --
                                                       2005      1.086          1.125               --
                                                       2004      1.060          1.086               --
                                                       2003      1.000          1.060               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.205          1.348               --
                                                       2005      1.182          1.205               --
                                                       2004      1.049          1.182               --
                                                       2003      1.000          1.049               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2008      1.348          0.788               --
                                                       2007      1.401          1.348               --

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2008      1.384          0.959               --
                                                       2007      1.340          1.384               --

  LMPVET Equity Index Subaccount (Class II) (3/03)...  2008      1.362          0.835               --
                                                       2007      1.324          1.362               --
                                                       2006      1.172          1.324               --
                                                       2005      1.147          1.172               --
                                                       2004      1.061          1.147               --
                                                       2003      1.000          1.061               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2008      1.325          0.824               --
                                                       2007      1.387          1.325               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investors Subaccount (Class I) (3/03).......  2008      1.431          0.904               --
                                                       2007      1.405          1.431               --
                                                       2006      1.211          1.405               --
                                                       2005      1.159          1.211               --
                                                       2004      1.071          1.159               --
                                                       2003      1.000          1.071               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2008      1.121          0.690               --
                                                       2007      1.123          1.121               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (3/03).............................................  2008      1.457          0.847               --
                                                       2007      1.351          1.457               --
                                                       2006      1.221          1.351               --
                                                       2005      1.187          1.221               --
                                                       2004      1.051          1.187               --
                                                       2003      1.000          1.051               --

  LMPVET Social Awareness Subaccount (5/04)..........  2008      1.269          0.931               --
                                                       2007      1.167          1.269               --
                                                       2006      1.105          1.167               --
                                                       2005      1.079          1.105               --
                                                       2004      1.000          1.079               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2008      1.010          0.781               --
                                                       2007      1.017          1.010               --
                                                       2006      0.996          1.017               --
                                                       2005      0.992          0.996               --
                                                       2004      1.000          0.992               --
                                                       2003      1.000          1.000               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).........  2007      1.339          1.404               --
                                                       2006      1.156          1.339               --
                                                       2005      1.133          1.156               --
                                                       2004      1.067          1.133               --
                                                       2003      1.000          1.067               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (3/03).............................................  2007      1.083          1.127               --
                                                       2006      1.060          1.083               --
                                                       2005      1.027          1.060               --
                                                       2004      1.042          1.027               --
                                                       2003      1.000          1.042               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (3/03).............................................  2007      1.342          1.388               --
                                                       2006      1.232          1.342               --
                                                       2005      1.143          1.232               --
                                                       2004      1.069          1.143               --
                                                       2003      1.000          1.069               --

  LMPVPII Growth and Income Subaccount (Class I)
  (3/03).............................................  2007      1.268          1.323               --
                                                       2006      1.151          1.268               --
                                                       2005      1.132          1.151               --
                                                       2004      1.065          1.132               --
                                                       2003      1.000          1.065               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.385          1.437               --
                                                       2006      1.204          1.385               --
                                                       2005      1.189          1.204               --
                                                       2004      1.076          1.189               --
                                                       2003      1.000          1.076               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.534          1.688               --
                                                       2006      1.393          1.534              890
                                                       2005      1.313          1.393            1,378
                                                       2004      1.079          1.313               --
                                                       2003      1.000          1.079               --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.094          1.127               --
                                                       2005      1.074          1.094               --
                                                       2004      1.000          1.074               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.408          1.355               --
                                                       2007      1.354          1.408               --
                                                       2006      1.425          1.354               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2008      1.212          0.902               --
                                                       2007      1.202          1.212               --
                                                       2006      1.143          1.202               --

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.454          1.523               --
                                                       2006      1.376          1.454               --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2008      1.518          0.933               --
                                                       2007      1.510          1.518               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2008      1.017          0.583               --
                                                       2007      1.217          1.017               --
                                                       2006      1.003          1.217               --

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2008      1.159          0.850               --
                                                       2007      1.194          1.159               --
                                                       2006      1.123          1.194               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2008      1.616          0.939               --
                                                       2007      1.661          1.616           10,151
                                                       2006      1.511          1.661           10,151

  MIST Janus Forty Subaccount (Class A) (4/06).......  2008      1.860          1.060               --
                                                       2007      1.454          1.860               --
                                                       2006      1.421          1.454               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2008      1.065          0.645               --
                                                       2007      1.205          1.065               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2008      1.240          0.909               --
                                                       2007      1.189          1.240               --
                                                       2006      1.127          1.189               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2008      1.250          1.000               --
                                                       2007      1.193          1.250               --
                                                       2006      1.141          1.193               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2008      1.096          0.685               --
                                                       2007      1.075          1.096               --
                                                       2006      1.001          1.075               --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2008      1.055          0.633               --
                                                       2007      1.069          1.055              759
                                                       2006      0.971          1.069               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2008      1.332          0.749               --
                                                       2007      1.214          1.332               --
                                                       2006      1.232          1.214               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2008      1.333          0.802               --
                                                       2007      1.220          1.333               --
                                                       2006      1.232          1.220               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2008      2.390          1.092               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2008      1.937          1.095               --
                                                       2007      1.849          1.937               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2008      1.158          1.061               --
                                                       2007      1.096          1.158               --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2008      1.406          0.926               --
                                                       2007      1.365          1.406               --
                                                       2006      1.273          1.365               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.105          1.219               --
                                                       2006      1.053          1.105               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2008      1.210          1.059               --
                                                       2007      1.157          1.210               --
                                                       2006      1.120          1.157               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2008      0.976          0.672               --
                                                       2007      1.026          0.976               --
                                                       2006      1.003          1.026               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2008      1.401          0.746               --
                                                       2007      1.187          1.401               --
                                                       2006      1.219          1.187               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2008      1.097          1.039               --
                                                       2007      1.052          1.097               --
                                                       2006      1.015          1.052               --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2008      1.057          1.066               --
                                                       2007      1.026          1.057               --
                                                       2006      1.005          1.026               --

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2008      1.277          0.786               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2008      1.245          0.674               --
                                                       2007      1.221          1.245               --
                                                       2006      1.208          1.221               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2008      1.283          0.768               --
                                                       2007      1.257          1.283               --
                                                       2006      1.229          1.257               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2008      1.071          0.626               --
                                                       2007      1.058          1.071               --
                                                       2006      1.002          1.058               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2008      1.077          0.904               --
                                                       2007      1.040          1.077               --
                                                       2006      1.001          1.040               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2008      1.076          0.827               --
                                                       2007      1.047          1.076               --
                                                       2006      1.002          1.047               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2008      1.076          0.753               --
                                                       2007      1.052          1.076               --
                                                       2006      1.002          1.052               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2008      1.076          0.685               --
                                                       2007      1.057          1.076               --
                                                       2006      1.002          1.057               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2008      1.304          0.994               --
                                                       2007      1.277          1.304               --
                                                       2006      1.197          1.277               --

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2008      1.466          1.080               --
                                                       2007      1.389          1.466               --
                                                       2006      1.260          1.389               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2008      1.032          0.637               --
                                                       2008      1.093          1.032           16,051
                                                       2007      1.049          1.093           16,646
                                                       2006      0.996          1.049           18,367

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2008      1.141          0.649               --
                                                       2007      1.066          1.141               --
                                                       2006      0.998          1.066               --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.065          0.698            2,365

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.147          1.189               --
                                                       2006      1.082          1.147               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2008      1.093          1.070               --
                                                       2007      1.067          1.093               --
                                                       2006      1.033          1.067               --

Money Market Portfolio
  Money Market Subaccount (3/03).....................  2006      0.998          1.005               --
                                                       2005      0.989          0.998               --
                                                       2004      0.998          0.989               --
                                                       2003      1.000          0.998               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.110          1.171               --
                                                       2005      1.070          1.110               --
                                                       2004      1.000          1.070               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.072          1.092               --
                                                       2006      1.085          1.072               --
                                                       2005      1.084          1.085               --
                                                       2004      1.015          1.084               --
                                                       2003      1.000          1.015               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)......................................  2008      1.140          1.171               --
                                                       2007      1.068          1.140            2,277
                                                       2006      1.049          1.068            3,574
                                                       2005      1.044          1.049            5,253
                                                       2004      1.015          1.044               --
                                                       2003      1.000          1.015               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).........................................  2007      1.719          1.859               --
                                                       2006      1.372          1.719               --
                                                       2005      1.247          1.372               --
                                                       2004      1.094          1.247               --
                                                       2003      1.000          1.094               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/03).............................................  2007      1.613          1.720               --
                                                       2006      1.402          1.613               --
                                                       2005      1.335          1.402               --
                                                       2004      1.079          1.335               --
                                                       2003      1.000          1.079               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (3/03).............................................  2006      1.158          1.232               --
                                                       2005      1.086          1.158               --
                                                       2004      1.040          1.086               --
                                                       2003      1.000          1.040               --

  Travelers Convertible Securities Subaccount
  (3/03).............................................  2006      1.072          1.141               --
                                                       2005      1.089          1.072               --
                                                       2004      1.044          1.089               --
                                                       2003      1.000          1.044               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/03).............................................  2006      1.306          1.425               --
                                                       2005      1.185          1.306               --
                                                       2004      1.037          1.185               --
                                                       2003      1.000          1.037               --

  Travelers Equity Income Subaccount (3/03)..........  2006      1.171          1.229               --
                                                       2005      1.143          1.171               --
                                                       2004      1.060          1.143               --
                                                       2003      1.000          1.060               --

  Travelers Federated High Yield Subaccount (3/03)...  2006      1.116          1.143               --
                                                       2005      1.110          1.116               --
                                                       2004      1.025          1.110               --
                                                       2003      1.000          1.025               --

  Travelers Federated Stock Subaccount (3/03)........  2006      1.210          1.252               --
                                                       2005      1.172          1.210               --
                                                       2004      1.081          1.172               --
                                                       2003      1.000          1.081               --

  Travelers Large Cap Subaccount (3/03)..............  2006      1.173          1.208               --
                                                       2005      1.101          1.173               --
                                                       2004      1.054          1.101               --
                                                       2003      1.000          1.054               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (9/05)..................................  2006      1.026          1.090               --
                                                       2005      1.000          1.026               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)..................................  2006      1.008          1.010               --
                                                       2005      1.000          1.008               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.038          1.073               --
                                                       2005      1.000          1.038               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (6/05).......................  2006      1.050          1.094               --
                                                       2005      1.000          1.050               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.024          1.042               --
                                                       2005      1.000          1.024               --

  Travelers Mercury Large Cap Core Subaccount
  (3/03).............................................  2006      1.298          1.376               --
                                                       2005      1.181          1.298               --
                                                       2004      1.039          1.181               --
                                                       2003      1.000          1.039               --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/03)..  2006      1.153          1.219               --
                                                       2005      1.141          1.153               --
                                                       2004      1.020          1.141               --
                                                       2003      1.000          1.020               --

  Travelers MFS(R) Total Return Subaccount (3/03)....  2006      1.161          1.197               --
                                                       2005      1.150          1.161               --
                                                       2004      1.052          1.150               --
                                                       2003      1.000          1.052               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.167          1.260               --
                                                       2005      1.118          1.167               --
                                                       2004      1.000          1.118               --

  Travelers Mondrian International Stock Subaccount
  (3/03).............................................  2006      1.317          1.511               --
                                                       2005      1.226          1.317           10,151
                                                       2004      1.080          1.226               --
                                                       2003      1.000          1.080               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.201          1.273               --
                                                       2005      1.155          1.201               --
                                                       2004      1.060          1.155               --
                                                       2003      1.000          1.060               --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.001          1.053               --
                                                       2005      1.000          1.001               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.110          1.120               --
                                                       2005      1.092          1.110               --
                                                       2004      1.000          1.092               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Quality Bond Subaccount (3/03)...........  2006      1.026          1.015               --
                                                       2005      1.029          1.026               --
                                                       2004      1.016          1.029               --
                                                       2003      1.000          1.016               --

  Travelers Strategic Equity Subaccount (3/03).......  2006      1.155          1.204               --
                                                       2005      1.154          1.155               --
                                                       2004      1.067          1.154               --
                                                       2003      1.000          1.067               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.071          1.232               --
                                                       2005      1.000          1.071               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.980          1.123               --
                                                       2005      1.000          0.980               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.073          1.033               --
                                                       2005      1.049          1.073               --
                                                       2004      1.000          1.049               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/03).............................................  2008      1.383          0.871               --
                                                       2007      1.444          1.383            2,244
                                                       2006      1.269          1.444            3,922
                                                       2005      1.243          1.269            6,042
                                                       2004      1.079          1.243               --
                                                       2003      1.000          1.079               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/03).............................................  2008      1.292          0.722               --
                                                       2007      1.172          1.292               --
                                                       2006      1.119          1.172               --
                                                       2005      1.058          1.119               --
                                                       2004      1.039          1.058               --
                                                       2003      1.000          1.039               --




          PORTFOLIO ARCHITECT ACCESS -- SEPARATE ACCOUNT CHARGES 2.10%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/03)...................................  2006      1.423          1.384                --
                                                       2005      1.265          1.423           104,854
                                                       2004      1.193          1.265            70,276
                                                       2003      1.000          1.193            15,663

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (3/03).............................................  2008      2.255          1.361           518,632
                                                       2007      2.006          2.255           703,154
                                                       2006      1.701          2.006           843,183
                                                       2005      1.522          1.701           958,184
                                                       2004      1.370          1.522           822,268
                                                       2003      1.000          1.370            81,966

  American Funds Growth Subaccount (Class 2) (3/03)..  2008      2.005          1.100         1,837,887
                                                       2007      1.823          2.005         2,214,862
                                                       2006      1.689          1.823         2,927,250
                                                       2005      1.484          1.689         3,507,025
                                                       2004      1.347          1.484         3,289,640
                                                       2003      1.000          1.347           330,579

  American Funds Growth-Income Subaccount (Class 2)
  (3/03).............................................  2008      1.713          1.043         1,230,934
                                                       2007      1.666          1.713         1,662,651
                                                       2006      1.476          1.666         2,063,337
                                                       2005      1.425          1.476         2,427,138
                                                       2004      1.318          1.425         2,063,187
                                                       2003      1.000          1.318           266,256

Capital Appreciation Fund
  Capital Appreciation Fund (3/03)...................  2006      1.675          1.654                --
                                                       2005      1.447          1.675           278,724
                                                       2004      1.236          1.447           265,770
                                                       2003      1.000          1.236            70,492

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/03).............................................  2006      1.752          2.276                --
                                                       2005      1.670          1.752           641,923
                                                       2004      1.298          1.670           629,602
                                                       2003      1.000          1.298           160,147

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/03).....................................  2008      1.522          1.454                --
                                                       2007      1.451          1.522            55,185
                                                       2006      1.272          1.451            63,990
                                                       2005      1.244          1.272            65,565
                                                       2004      1.210          1.244           120,971
                                                       2003      1.000          1.210            11,743

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/03).....................................  2008      1.325          1.249                --
                                                       2007      1.521          1.325           107,690
                                                       2006      1.497          1.521           224,034
                                                       2005      1.445          1.497           258,607
                                                       2004      1.325          1.445           247,732
                                                       2003      1.000          1.325            79,640

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.295          1.406                --
                                                       2005      1.201          1.295         1,752,115
                                                       2004      1.074          1.201         1,554,898
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.293          1.439                --
                                                       2005      1.199          1.293           790,365
                                                       2004      1.067          1.199           752,132
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/03)....................................  2008      2.057          1.154           427,634
                                                       2007      1.791          2.057           634,875
                                                       2006      1.641          1.791           837,295
                                                       2005      1.437          1.641           890,920
                                                       2004      1.274          1.437           843,067
                                                       2003      1.000          1.274           163,715

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/03)................  2008      1.705          0.979             1,442
                                                       2007      1.632          1.705             1,235
                                                       2006      1.464          1.632            13,974
                                                       2005      1.239          1.464            93,663
                                                       2004      1.249          1.239            41,344
                                                       2003      1.000          1.249            29,051

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/03).............................................  2008      2.524          1.493           274,890
                                                       2007      2.235          2.524           413,062
                                                       2006      2.030          2.235           466,743
                                                       2005      1.757          2.030           517,059
                                                       2004      1.439          1.757           442,590
                                                       2003      1.000          1.439           101,098

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (3/03)..........................................  2006      1.506          1.745                --
                                                       2005      1.391          1.506         1,154,892
                                                       2004      1.261          1.391         1,119,684
                                                       2003      1.000          1.261           147,532

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.474          3.155                --
                                                       2007      2.755          3.474           342,016
                                                       2006      2.196          2.755           448,347
                                                       2005      1.760          2.196           699,389
                                                       2004      1.441          1.760           338,979
                                                       2003      1.000          1.441            71,944

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (3/03)...................................  2008      2.364          1.380           260,647
                                                       2007      2.091          2.364           352,409
                                                       2006      1.758          2.091           395,871
                                                       2005      1.629          1.758           378,342
                                                       2004      1.404          1.629           321,896
                                                       2003      1.000          1.404                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.670          1.992                --
                                                       2005      1.567          1.670           894,236
                                                       2004      1.379          1.567           614,418
                                                       2003      1.000          1.379           114,539

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.057          1.078                --
                                                       2005      1.065          1.057           146,892
                                                       2004      1.000          1.065            41,571

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/03).............................................  2006      1.252          1.291                --
                                                       2005      1.187          1.252            83,447
                                                       2004      1.120          1.187           118,405
                                                       2003      1.000          1.120           297,061

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/03)............................  2008      1.832          1.273               893
                                                       2007      1.537          1.832             8,536
                                                       2006      1.476          1.537            13,085
                                                       2005      1.342          1.476            19,385
                                                       2004      1.200          1.342            19,164
                                                       2003      1.000          1.200             4,516

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/03).....................................  2008      1.927          1.057                --
                                                       2007      1.617          1.927            10,919
                                                       2006      1.531          1.617             7,917
                                                       2005      1.402          1.531            18,408
                                                       2004      1.424          1.402            18,410
                                                       2003      1.000          1.424             4,023

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (3/03).....................................  2008      1.684          0.910                --
                                                       2007      1.573          1.684            17,579
                                                       2006      1.362          1.573            30,806
                                                       2005      1.317          1.362            30,806
                                                       2004      1.287          1.317            28,621
                                                       2003      1.000          1.287            27,158

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.523          1.702                --
                                                       2005      1.496          1.523           172,028
                                                       2004      1.330          1.496           160,361
                                                       2003      1.000          1.330             7,397

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2008      1.619          0.945            61,929
                                                       2007      1.685          1.619            86,366

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2008      1.586          1.098            36,247
                                                       2007      1.537          1.586            64,345

  LMPVET Equity Index Subaccount (Class II) (3/03)...  2008      1.610          0.985           291,470
                                                       2007      1.567          1.610           364,510
                                                       2006      1.390          1.567           574,174
                                                       2005      1.361          1.390           827,888
                                                       2004      1.261          1.361           794,065
                                                       2003      1.000          1.261            83,842

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2008      1.734          1.077           113,341
                                                       2007      1.817          1.734           173,549

  LMPVET Investors Subaccount (Class I) (3/03).......  2008      1.761          1.110            21,475
                                                       2007      1.731          1.761            23,328
                                                       2006      1.494          1.731            40,741
                                                       2005      1.433          1.494            44,455
                                                       2004      1.325          1.433            52,200
                                                       2003      1.000          1.325            73,896

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2008      1.477          0.907            30,110
                                                       2007      1.480          1.477            35,085

  LMPVET Small Cap Growth Subaccount (Class I)
  (3/03).............................................  2008      2.105          1.222           186,548
                                                       2007      1.955          2.105           250,790
                                                       2006      1.770          1.955           327,015
                                                       2005      1.723          1.770           367,438
                                                       2004      1.529          1.723           332,270
                                                       2003      1.000          1.529            41,780

  LMPVET Social Awareness Subaccount (5/04)..........  2008      1.262          0.924                --
                                                       2007      1.162          1.262                --
                                                       2006      1.102          1.162                --
                                                       2005      1.078          1.102                --
                                                       2004      1.000          1.078                --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2008      1.002          0.773           491,452
                                                       2007      1.010          1.002           720,043
                                                       2006      0.990          1.010           944,691
                                                       2005      0.988          0.990         1,564,651
                                                       2004      0.997          0.988         1,978,872
                                                       2003      1.000          0.997                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).........  2007      1.754          1.837                --
                                                       2006      1.516          1.754           226,118
                                                       2005      1.488          1.516           220,600
                                                       2004      1.403          1.488           120,896
                                                       2003      1.000          1.403             7,292

  LMPVPI Large Cap Growth Subaccount (Class I)
  (3/03).............................................  2007      1.433          1.490                --
                                                       2006      1.404          1.433            51,641
                                                       2005      1.362          1.404            61,374
                                                       2004      1.384          1.362            43,820
                                                       2003      1.000          1.384             4,732

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (3/03).............................................  2007      1.670          1.726                --
                                                       2006      1.535          1.670           122,293
                                                       2005      1.427          1.535           136,251
                                                       2004      1.335          1.427           109,692
                                                       2003      1.000          1.335            27,935

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPII Growth and Income Subaccount (Class I)
  (3/03).............................................  2007      1.523          1.588                --
                                                       2006      1.383          1.523           137,990
                                                       2005      1.363          1.383           188,696
                                                       2004      1.284          1.363           189,581
                                                       2003      1.000          1.284            98,912

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.587          1.646                --
                                                       2006      1.382          1.587           992,509
                                                       2005      1.366          1.382         1,081,460
                                                       2004      1.239          1.366           920,685
                                                       2003      1.000          1.239           130,358

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.774          1.952                --
                                                       2006      1.614          1.774         1,503,062
                                                       2005      1.523          1.614         1,871,782
                                                       2004      1.254          1.523         1,774,396
                                                       2003      1.000          1.254            94,530

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.091          1.124                --
                                                       2005      1.073          1.091            64,229
                                                       2004      1.000          1.073            61,401

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.817          1.749                --
                                                       2007      1.750          1.817            55,964
                                                       2006      1.844          1.750            63,612

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2008      1.358          1.009           140,045
                                                       2007      1.349          1.358           268,268
                                                       2006      1.284          1.349           230,066

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.689          1.769                --
                                                       2006      1.601          1.689         1,246,767

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2008      1.761          1.081         1,048,303
                                                       2007      1.754          1.761         1,062,521

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2008      1.014          0.581           568,956
                                                       2007      1.216          1.014           677,657
                                                       2006      1.003          1.216           923,936

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2008      1.155          0.846            12,031
                                                       2007      1.191          1.155            20,954
                                                       2006      1.121          1.191                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2008      1.967          1.142           109,154
                                                       2007      2.026          1.967           225,404
                                                       2006      1.845          2.026           231,547

  MIST Janus Forty Subaccount (Class A) (4/06).......  2008      2.159          1.229            62,490
                                                       2007      1.690          2.159           145,097
                                                       2006      1.654          1.690           258,036

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2008      1.061          0.641                --
                                                       2007      1.202          1.061             2,173

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2008      1.233          0.903            14,817
                                                       2007      1.184          1.233            69,635
                                                       2006      1.124          1.184           107,023

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2008      1.420          1.135           502,628
                                                       2007      1.358          1.420           716,482
                                                       2006      1.300          1.358           963,772

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2008      1.093          0.682         2,359,745
                                                       2007      1.074          1.093         2,777,153
                                                       2006      1.001          1.074         1,868,736

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2008      1.052          0.631         1,352,604
                                                       2007      1.068          1.052         1,405,616
                                                       2006      0.970          1.068                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2008      1.602          0.900           115,502
                                                       2007      1.462          1.602           120,206
                                                       2006      1.485          1.462           149,461

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2008      1.328          0.798             7,109
                                                       2007      1.217          1.328             7,147
                                                       2006      1.230          1.217                --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2008      3.160          1.443           314,745

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2008      2.421          1.366            16,806
                                                       2007      2.313          2.421            32,202

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2008      1.183          1.082           242,547
                                                       2007      1.121          1.183           511,650

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2008      1.597          1.050            59,934
                                                       2007      1.553          1.597           111,015
                                                       2006      1.449          1.553           108,148

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.103          1.216                --
                                                       2006      1.051          1.103             2,430

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2008      1.203          1.052           218,590
                                                       2007      1.152          1.203           298,275
                                                       2006      1.116          1.152           297,918

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2008      0.974          0.669           831,119
                                                       2007      1.025          0.974         1,008,890
                                                       2006      1.003          1.025         1,055,252

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2008      1.800          0.956            28,193
                                                       2007      1.526          1.800            61,396
                                                       2006      1.569          1.526            67,281

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2008      1.104          1.044           156,366
                                                       2007      1.061          1.104           209,535
                                                       2006      1.025          1.061           263,672

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2008      1.041          1.049           755,220
                                                       2007      1.012          1.041           626,247
                                                       2006      0.993          1.012           157,606

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2008      1.448          0.891            53,016

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2008      1.437          0.776            76,391
                                                       2007      1.412          1.437           139,981
                                                       2006      1.397          1.412           209,999

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2008      1.587          0.948           176,059
                                                       2007      1.557          1.587           280,539
                                                       2006      1.523          1.557           436,519

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2008      1.068          0.623            26,753
                                                       2007      1.057          1.068                --
                                                       2006      1.002          1.057                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2008      1.074          0.900                --
                                                       2007      1.039          1.074            24,296
                                                       2006      1.001          1.039            26,232

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2008      1.073          0.824                --
                                                       2007      1.046          1.073                --
                                                       2006      1.002          1.046                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2008      1.074          0.750                --
                                                       2007      1.051          1.074             9,251
                                                       2006      1.002          1.051                --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2008      1.074          0.682                --
                                                       2007      1.056          1.074                --
                                                       2006      1.002          1.056                --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2008      1.439          1.095           457,796
                                                       2007      1.411          1.439           785,316
                                                       2006      1.324          1.411           903,888

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2008      1.458          1.063                --
                                                       2007      1.384          1.458            75,925
                                                       2006      1.256          1.384            40,252

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2008      1.029          0.634         2,710,294
                                                       2008      1.090          1.029         2,639,173
                                                       2007      1.047          1.090         2,724,288
                                                       2006      0.996          1.047         3,359,197

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2008      1.138          0.647            78,731
                                                       2007      1.065          1.138           119,081
                                                       2006      0.998          1.065           134,777

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.188          0.778           169,303

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.142          1.184                --
                                                       2006      1.078          1.142           159,943

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2008      1.087          1.062            48,306
                                                       2007      1.062          1.087            59,592
                                                       2006      1.030          1.062            46,924

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Money Market Portfolio
  Money Market Subaccount (3/03).....................  2006      0.986          0.993                --
                                                       2005      0.979          0.986           157,911
                                                       2004      0.989          0.979         1,058,978
                                                       2003      1.000          0.989           462,016

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.107          1.168                --
                                                       2005      1.069          1.107           271,772
                                                       2004      1.000          1.069           189,442

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.096          1.117                --
                                                       2006      1.112          1.096           567,170
                                                       2005      1.112          1.112           709,935
                                                       2004      1.043          1.112           798,273
                                                       2003      1.000          1.043           100,653

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)......................................  2008      1.138          1.168         1,014,786
                                                       2007      1.068          1.138         1,371,276
                                                       2006      1.051          1.068         1,616,157
                                                       2005      1.047          1.051         1,959,689
                                                       2004      1.020          1.047         1,553,249
                                                       2003      1.000          1.020           397,196

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).........................................  2007      2.152          2.326                --
                                                       2006      1.720          2.152            37,571
                                                       2005      1.566          1.720            40,390
                                                       2004      1.376          1.566            50,111
                                                       2003      1.000          1.376            20,626

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/03).............................................  2007      2.295          2.447                --
                                                       2006      1.998          2.295            90,199
                                                       2005      1.906          1.998           102,403
                                                       2004      1.542          1.906            57,055
                                                       2003      1.000          1.542            12,338

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (3/03).............................................  2006      1.397          1.485                --
                                                       2005      1.312          1.397           150,681
                                                       2004      1.258          1.312           161,894
                                                       2003      1.000          1.258            18,616

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Convertible Securities Subaccount
  (3/03).............................................  2006      1.222          1.300                --
                                                       2005      1.243          1.222         1,514,149
                                                       2004      1.194          1.243         1,791,678
                                                       2003      1.000          1.194            76,983

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/03).............................................  2006      1.691          1.844                --
                                                       2005      1.536          1.691            69,691
                                                       2004      1.347          1.536            58,608
                                                       2003      1.000          1.347             5,594

  Travelers Equity Income Subaccount (3/03)..........  2006      1.452          1.523                --
                                                       2005      1.419          1.452           468,553
                                                       2004      1.319          1.419           449,199
                                                       2003      1.000          1.319           216,751

  Travelers Federated High Yield Subaccount (3/03)...  2006      1.255          1.284                --
                                                       2005      1.249          1.255           265,871
                                                       2004      1.156          1.249           238,099
                                                       2003      1.000          1.156           189,666

  Travelers Federated Stock Subaccount (3/03)........  2006      1.441          1.490                --
                                                       2005      1.398          1.441             5,799
                                                       2004      1.291          1.398             5,185
                                                       2003      1.000          1.291                --

  Travelers Large Cap Subaccount (3/03)..............  2006      1.358          1.397                --
                                                       2005      1.276          1.358           175,175
                                                       2004      1.223          1.276           140,386
                                                       2003      1.000          1.223            48,406

  Travelers Managed Allocation Series: Aggressive
  Subaccount (9/05)..................................  2006      1.026          1.089                --
                                                       2005      1.000          1.026                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)..................................  2006      1.007          1.009                --
                                                       2005      1.000          1.007                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.037          1.072                --
                                                       2005      1.000          1.037                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (6/05).......................  2006      1.050          1.093                --
                                                       2005      1.000          1.050                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.023          1.041                --
                                                       2005      1.000          1.023                --

  Travelers Mercury Large Cap Core Subaccount
  (3/03).............................................  2006      1.510          1.601                --
                                                       2005      1.376          1.510         1,507,082
                                                       2004      1.213          1.376         1,526,496
                                                       2003      1.000          1.213            10,307

  Travelers MFS(R) Mid Cap Growth Subaccount (3/03)..  2006      1.485          1.569                --
                                                       2005      1.472          1.485            71,887
                                                       2004      1.317          1.472            44,277
                                                       2003      1.000          1.317            15,624

  Travelers MFS(R) Total Return Subaccount (3/03)....  2006      1.285          1.324                --
                                                       2005      1.274          1.285           996,528
                                                       2004      1.168          1.274           970,724
                                                       2003      1.000          1.168           240,337

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.164          1.256                --
                                                       2005      1.117          1.164            43,596
                                                       2004      1.000          1.117            61,314

  Travelers Mondrian International Stock Subaccount
  (3/03).............................................  2006      1.609          1.845                --
                                                       2005      1.500          1.609           323,896
                                                       2004      1.323          1.500           162,539
                                                       2003      1.000          1.323                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.368          1.449                --
                                                       2005      1.318          1.368           117,124
                                                       2004      1.211          1.318           233,604
                                                       2003      1.000          1.211            19,294

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.001          1.051                --
                                                       2005      1.000          1.001             2,433

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.107          1.116                --
                                                       2005      1.091          1.107           330,024
                                                       2004      1.000          1.091           233,911

  Travelers Quality Bond Subaccount (3/03)...........  2006      1.036          1.025                --
                                                       2005      1.041          1.036           347,598
                                                       2004      1.029          1.041           469,781
                                                       2003      1.000          1.029           147,507

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Strategic Equity Subaccount (3/03).......  2006      1.368          1.426                --
                                                       2005      1.369          1.368            29,857
                                                       2004      1.269          1.369            19,792
                                                       2003      1.000          1.269             6,388

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.071          1.230                --
                                                       2005      1.000          1.071                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.979          1.121                --
                                                       2005      1.000          0.979                --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.070          1.030                --
                                                       2005      1.047          1.070           170,568
                                                       2004      1.000          1.047            10,760

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/03).............................................  2008      1.670          1.050           743,122
                                                       2007      1.747          1.670           823,297
                                                       2006      1.537          1.747         1,054,808
                                                       2005      1.507          1.537         1,541,774
                                                       2004      1.311          1.507         1,333,467
                                                       2003      1.000          1.311           141,363

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/03).............................................  2008      1.516          0.845                --
                                                       2007      1.376          1.516            10,288
                                                       2006      1.316          1.376            97,112
                                                       2005      1.246          1.316            97,112
                                                       2004      1.226          1.246            97,113
                                                       2003      1.000          1.226            97,115




          PORTFOLIO ARCHITECT ACCESS -- SEPARATE ACCOUNT CHARGES 2.15%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/03)...................................  2006      1.231          1.197             --
                                                       2005      1.095          1.231             --
                                                       2004      1.033          1.095             --
                                                       2003      1.000          1.033             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (3/03).............................................  2008      1.750          1.055             --
                                                       2007      1.557          1.750             --
                                                       2006      1.321          1.557             --
                                                       2005      1.183          1.321             --
                                                       2004      1.065          1.183             --
                                                       2003      1.000          1.065             --

  American Funds Growth Subaccount (Class 2) (3/03)..  2008      1.550          0.850             --
                                                       2007      1.410          1.550             --
                                                       2006      1.307          1.410             --
                                                       2005      1.149          1.307             --
                                                       2004      1.044          1.149             --
                                                       2003      1.000          1.044             --

  American Funds Growth-Income Subaccount (Class 2)
  (3/03).............................................  2008      1.377          0.838             --
                                                       2007      1.340          1.377             --
                                                       2006      1.188          1.340             --
                                                       2005      1.147          1.188             --
                                                       2004      1.062          1.147             --
                                                       2003      1.000          1.062             --

Capital Appreciation Fund
  Capital Appreciation Fund (3/03)...................  2006      1.432          1.414             --
                                                       2005      1.238          1.432             --
                                                       2004      1.058          1.238             --
                                                       2003      1.000          1.058             --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/03).............................................  2006      1.420          1.843             --
                                                       2005      1.354          1.420             --
                                                       2004      1.053          1.354             --
                                                       2003      1.000          1.053             --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/03).....................................  2008      1.330          1.270             --
                                                       2007      1.268          1.330             --
                                                       2006      1.112          1.268             --
                                                       2005      1.089          1.112             --
                                                       2004      1.059          1.089             --
                                                       2003      1.000          1.059             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/03).....................................  2008      1.036          0.976             --
                                                       2007      1.190          1.036             --
                                                       2006      1.171          1.190             --
                                                       2005      1.131          1.171             --
                                                       2004      1.038          1.131             --
                                                       2003      1.000          1.038             --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.294          1.405             --
                                                       2005      1.200          1.294             --
                                                       2004      1.073          1.200             --
                                                       2003      1.000          1.073             --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.291          1.437             --
                                                       2005      1.198          1.291             --
                                                       2004      1.067          1.198             --
                                                       2003      1.000          1.067             --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/03)....................................  2008      1.687          0.946             --
                                                       2007      1.470          1.687             --
                                                       2006      1.348          1.470             --
                                                       2005      1.180          1.348             --
                                                       2004      1.047          1.180             --
                                                       2003      1.000          1.047             --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/03)................  2008      1.423          0.817             --
                                                       2007      1.363          1.423             --
                                                       2006      1.223          1.363             --
                                                       2005      1.035          1.223             --
                                                       2004      1.045          1.035             --
                                                       2003      1.000          1.045             --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/03).............................................  2008      1.889          1.117             --
                                                       2007      1.674          1.889             --
                                                       2006      1.521          1.674             --
                                                       2005      1.317          1.521             --
                                                       2004      1.079          1.317             --
                                                       2003      1.000          1.079             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (3/03)..........................................  2006      1.258          1.457             --
                                                       2005      1.162          1.258             --
                                                       2004      1.054          1.162             --
                                                       2003      1.000          1.054             --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      2.604          1.205             --
                                                       2007      2.066          2.604             --
                                                       2006      1.648          2.066             --
                                                       2005      1.321          1.648             --
                                                       2004      1.083          1.321             --
                                                       2003      1.000          1.083             --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (3/03)...................................  2008      1.791          1.045             --
                                                       2007      1.585          1.791             --
                                                       2006      1.333          1.585             --
                                                       2005      1.236          1.333             --
                                                       2004      1.066          1.236             --
                                                       2003      1.000          1.066             --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.304          1.555             --
                                                       2005      1.224          1.304             --
                                                       2004      1.078          1.224             --
                                                       2003      1.000          1.078             --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.056          1.077             --
                                                       2005      1.065          1.056             --
                                                       2004      1.000          1.065             --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/03).............................................  2006      1.156          1.192             --
                                                       2005      1.097          1.156             --
                                                       2004      1.035          1.097             --
                                                       2003      1.000          1.035             --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/03)............................  2008      1.667          1.158             --
                                                       2007      1.399          1.667             --
                                                       2006      1.345          1.399             --
                                                       2005      1.223          1.345             --
                                                       2004      1.094          1.223             --
                                                       2003      1.000          1.094             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/03).....................................  2008      1.358          0.745             --
                                                       2007      1.141          1.358             --
                                                       2006      1.081          1.141             --
                                                       2005      0.990          1.081             --
                                                       2004      1.006          0.990             --
                                                       2003      1.000          1.006             --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (3/03).....................................  2008      1.384          0.747             --
                                                       2007      1.293          1.384             --
                                                       2006      1.120          1.293             --
                                                       2005      1.084          1.120             --
                                                       2004      1.060          1.084             --
                                                       2003      1.000          1.060             --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.200          1.340             --
                                                       2005      1.179          1.200             --
                                                       2004      1.048          1.179             --
                                                       2003      1.000          1.048             --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2008      1.337          0.780             --
                                                       2007      1.392          1.337             --

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2008      1.372          0.949             --
                                                       2007      1.331          1.372             --

  LMPVET Equity Index Subaccount (Class II) (3/03)...  2008      1.351          0.826             --
                                                       2007      1.315          1.351             --
                                                       2006      1.167          1.315             --
                                                       2005      1.144          1.167             --
                                                       2004      1.060          1.144             --
                                                       2003      1.000          1.060             --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2008      1.314          0.816             --
                                                       2007      1.377          1.314             --

  LMPVET Investors Subaccount (Class I) (3/03).......  2008      1.420          0.894             --
                                                       2007      1.396          1.420             --
                                                       2006      1.206          1.396             --
                                                       2005      1.157          1.206             --
                                                       2004      1.071          1.157             --
                                                       2003      1.000          1.071             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2008      1.112          0.683             --
                                                       2007      1.115          1.112             --

  LMPVET Small Cap Growth Subaccount (Class I)
  (3/03).............................................  2008      1.445          0.838             --
                                                       2007      1.342          1.445             --
                                                       2006      1.216          1.342             --
                                                       2005      1.184          1.216             --
                                                       2004      1.051          1.184             --
                                                       2003      1.000          1.051             --

  LMPVET Social Awareness Subaccount (5/04)..........  2008      1.260          0.922             --
                                                       2007      1.161          1.260             --
                                                       2006      1.101          1.161             --
                                                       2005      1.078          1.101             --
                                                       2004      1.000          1.078             --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2008      1.002          0.773             --
                                                       2007      1.010          1.002             --
                                                       2006      0.991          1.010             --
                                                       2005      0.990          0.991             --
                                                       2004      0.999          0.990             --
                                                       2003      1.000          0.999             --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).........  2007      1.331          1.394             --
                                                       2006      1.151          1.331             --
                                                       2005      1.131          1.151             --
                                                       2004      1.067          1.131             --
                                                       2003      1.000          1.067             --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (3/03).............................................  2007      1.077          1.120             --
                                                       2006      1.055          1.077             --
                                                       2005      1.025          1.055             --
                                                       2004      1.042          1.025             --
                                                       2003      1.000          1.042             --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (3/03).............................................  2007      1.334          1.379             --
                                                       2006      1.227          1.334             --
                                                       2005      1.141          1.227             --
                                                       2004      1.068          1.141             --
                                                       2003      1.000          1.068             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPII Growth and Income Subaccount (Class I)
  (3/03).............................................  2007      1.260          1.314             --
                                                       2006      1.146          1.260             --
                                                       2005      1.130          1.146             --
                                                       2004      1.065          1.130             --
                                                       2003      1.000          1.065             --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.376          1.428             --
                                                       2006      1.199          1.376             --
                                                       2005      1.186          1.199             --
                                                       2004      1.076          1.186             --
                                                       2003      1.000          1.076             --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.524          1.677             --
                                                       2006      1.387          1.524             --
                                                       2005      1.310          1.387             --
                                                       2004      1.079          1.310             --
                                                       2003      1.000          1.079             --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.090          1.123             --
                                                       2005      1.073          1.090             --
                                                       2004      1.000          1.073             --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.396          1.343             --
                                                       2007      1.345          1.396             --
                                                       2006      1.418          1.345             --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2008      1.202          0.892             --
                                                       2007      1.195          1.202             --
                                                       2006      1.138          1.195             --

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.445          1.512             --
                                                       2006      1.370          1.445             --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2008      1.505          0.924             --
                                                       2007      1.500          1.505             --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2008      1.014          0.580             --
                                                       2007      1.216          1.014             --
                                                       2006      1.003          1.216             --

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2008      1.154          0.844             --
                                                       2007      1.190          1.154             --
                                                       2006      1.121          1.190             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2008      1.602          0.930             --
                                                       2007      1.651          1.602             --
                                                       2006      1.504          1.651             --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2008      1.845          1.050             --
                                                       2007      1.445          1.845             --
                                                       2006      1.414          1.445             --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2008      1.060          0.640             --
                                                       2007      1.201          1.060             --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2008      1.231          0.901             --
                                                       2007      1.183          1.231             --
                                                       2006      1.123          1.183             --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2008      1.239          0.990             --
                                                       2007      1.185          1.239             --
                                                       2006      1.135          1.185             --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2008      1.093          0.681             --
                                                       2007      1.074          1.093             --
                                                       2006      1.001          1.074             --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2008      1.051          0.630             --
                                                       2007      1.068          1.051             --
                                                       2006      0.970          1.068             --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2008      1.321          0.742             --
                                                       2007      1.206          1.321             --
                                                       2006      1.226          1.206             --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2008      1.326          0.797             --
                                                       2007      1.216          1.326             --
                                                       2006      1.230          1.216             --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2008      2.369          1.081             --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2008      1.921          1.084             --
                                                       2007      1.836          1.921             --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2008      1.149          1.050             --
                                                       2007      1.089          1.149             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2008      1.394          0.916             --
                                                       2007      1.357          1.394             --
                                                       2006      1.266          1.357             --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.102          1.214             --
                                                       2006      1.051          1.102             --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2008      1.201          1.049             --
                                                       2007      1.151          1.201             --
                                                       2006      1.115          1.151             --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2008      0.973          0.668             --
                                                       2007      1.025          0.973             --
                                                       2006      1.003          1.025             --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2008      1.390          0.738             --
                                                       2007      1.179          1.390             --
                                                       2006      1.213          1.179             --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2008      1.088          1.028             --
                                                       2007      1.046          1.088             --
                                                       2006      1.011          1.046             --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2008      1.048          1.055             --
                                                       2007      1.019          1.048             --
                                                       2006      1.000          1.019             --

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2008      1.265          0.778             --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2008      1.235          0.667             --
                                                       2007      1.214          1.235             --
                                                       2006      1.202          1.214             --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2008      1.273          0.760             --
                                                       2007      1.250          1.273             --
                                                       2006      1.223          1.250             --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2008      1.068          0.622             --
                                                       2007      1.056          1.068             --
                                                       2006      1.002          1.056             --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2008      1.073          0.899             --
                                                       2007      1.039          1.073             --
                                                       2006      1.001          1.039             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2008      1.072          0.823             --
                                                       2007      1.045          1.072             --
                                                       2006      1.002          1.045             --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2008      1.073          0.749             --
                                                       2007      1.051          1.073             --
                                                       2006      1.002          1.051             --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2008      1.073          0.681             --
                                                       2007      1.055          1.073             --
                                                       2006      1.002          1.055             --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2008      1.293          0.984             --
                                                       2007      1.269          1.293             --
                                                       2006      1.191          1.269             --

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2008      1.455          1.058             --
                                                       2007      1.382          1.455             --
                                                       2006      1.255          1.382             --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2008      1.028          0.634             --
                                                       2008      1.089          1.028             --
                                                       2007      1.047          1.089             --
                                                       2006      0.996          1.047             --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2008      1.137          0.646             --
                                                       2007      1.065          1.137             --
                                                       2006      0.998          1.065             --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.056          0.691             --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.140          1.182             --
                                                       2006      1.077          1.140             --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2008      1.085          1.060             --
                                                       2007      1.061          1.085             --
                                                       2006      1.029          1.061             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Money Market Portfolio
  Money Market Subaccount (3/03).....................  2006      0.993          1.000             --
                                                       2005      0.987          0.993             --
                                                       2004      0.998          0.987             --
                                                       2003      1.000          0.998             --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.106          1.166             --
                                                       2005      1.068          1.106             --
                                                       2004      1.000          1.068             --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.065          1.084             --
                                                       2006      1.081          1.065             --
                                                       2005      1.081          1.081             --
                                                       2004      1.015          1.081             --
                                                       2003      1.000          1.015             --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)......................................  2008      1.130          1.159             --
                                                       2007      1.062          1.130             --
                                                       2006      1.045          1.062             --
                                                       2005      1.042          1.045             --
                                                       2004      1.015          1.042             --
                                                       2003      1.000          1.015             --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).........................................  2007      1.708          1.846             --
                                                       2006      1.366          1.708             --
                                                       2005      1.244          1.366             --
                                                       2004      1.094          1.244             --
                                                       2003      1.000          1.094             --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/03).............................................  2007      1.603          1.708             --
                                                       2006      1.396          1.603             --
                                                       2005      1.332          1.396             --
                                                       2004      1.079          1.332             --
                                                       2003      1.000          1.079             --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (3/03).............................................  2006      1.153          1.226             --
                                                       2005      1.083          1.153             --
                                                       2004      1.039          1.083             --
                                                       2003      1.000          1.039             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Convertible Securities Subaccount
  (3/03).............................................  2006      1.067          1.135             --
                                                       2005      1.086          1.067             --
                                                       2004      1.044          1.086             --
                                                       2003      1.000          1.044             --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/03).............................................  2006      1.301          1.418             --
                                                       2005      1.182          1.301             --
                                                       2004      1.037          1.182             --
                                                       2003      1.000          1.037             --

  Travelers Equity Income Subaccount (3/03)..........  2006      1.166          1.223             --
                                                       2005      1.140          1.166             --
                                                       2004      1.060          1.140             --
                                                       2003      1.000          1.060             --

  Travelers Federated High Yield Subaccount (3/03)...  2006      1.112          1.138             --
                                                       2005      1.107          1.112             --
                                                       2004      1.025          1.107             --
                                                       2003      1.000          1.025             --

  Travelers Federated Stock Subaccount (3/03)........  2006      1.205          1.246             --
                                                       2005      1.169          1.205             --
                                                       2004      1.081          1.169             --
                                                       2003      1.000          1.081             --

  Travelers Large Cap Subaccount (3/03)..............  2006      1.168          1.202             --
                                                       2005      1.098          1.168             --
                                                       2004      1.053          1.098             --
                                                       2003      1.000          1.053             --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (9/05)..................................  2006      1.025          1.088             --
                                                       2005      1.000          1.025             --

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)..................................  2006      1.007          1.009             --
                                                       2005      1.000          1.007             --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.036          1.072             --
                                                       2005      1.000          1.036             --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (6/05).......................  2006      1.049          1.093             --
                                                       2005      1.000          1.049             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.023          1.041             --
                                                       2005      1.000          1.023             --

  Travelers Mercury Large Cap Core Subaccount
  (3/03).............................................  2006      1.292          1.370             --
                                                       2005      1.178          1.292             --
                                                       2004      1.039          1.178             --
                                                       2003      1.000          1.039             --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/03)..  2006      1.148          1.213             --
                                                       2005      1.138          1.148             --
                                                       2004      1.019          1.138             --
                                                       2003      1.000          1.019             --

  Travelers MFS(R) Total Return Subaccount (3/03)....  2006      1.156          1.191             --
                                                       2005      1.147          1.156             --
                                                       2004      1.052          1.147             --
                                                       2003      1.000          1.052             --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.163          1.255             --
                                                       2005      1.117          1.163             --
                                                       2004      1.000          1.117             --

  Travelers Mondrian International Stock Subaccount
  (3/03).............................................  2006      1.312          1.504             --
                                                       2005      1.224          1.312             --
                                                       2004      1.080          1.224             --
                                                       2003      1.000          1.080             --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.196          1.266             --
                                                       2005      1.153          1.196             --
                                                       2004      1.060          1.153             --
                                                       2003      1.000          1.060             --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.000          1.051             --
                                                       2005      1.000          1.000             --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.106          1.115             --
                                                       2005      1.090          1.106             --
                                                       2004      1.000          1.090             --

  Travelers Quality Bond Subaccount (3/03)...........  2006      1.022          1.011             --
                                                       2005      1.027          1.022             --
                                                       2004      1.016          1.027             --
                                                       2003      1.000          1.016             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Strategic Equity Subaccount (3/03).......  2006      1.150          1.198             --
                                                       2005      1.151          1.150             --
                                                       2004      1.067          1.151             --
                                                       2003      1.000          1.067             --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.070          1.230             --
                                                       2005      1.000          1.070             --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.979          1.121             --
                                                       2005      1.000          0.979             --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.069          1.029             --
                                                       2005      1.047          1.069             --
                                                       2004      1.000          1.047             --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/03).............................................  2008      1.372          0.862             --
                                                       2007      1.435          1.372             --
                                                       2006      1.263          1.435             --
                                                       2005      1.240          1.263             --
                                                       2004      1.079          1.240             --
                                                       2003      1.000          1.079             --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/03).............................................  2008      1.282          0.714             --
                                                       2007      1.165          1.282             --
                                                       2006      1.114          1.165             --
                                                       2005      1.055          1.114             --
                                                       2004      1.039          1.055             --
                                                       2003      1.000          1.039             --




          PORTFOLIO ARCHITECT ACCESS -- SEPARATE ACCOUNT CHARGES 2.20%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/03)...................................  2006      1.419          1.379                --
                                                       2005      1.263          1.419             1,800
                                                       2004      1.192          1.263             1,803
                                                       2003      1.000          1.192                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (3/03).............................................  2008      2.245          1.353           523,274
                                                       2007      1.998          2.245           657,192
                                                       2006      1.696          1.998           864,535
                                                       2005      1.520          1.696           811,619
                                                       2004      1.369          1.520           533,744
                                                       2003      1.000          1.369           205,814

  American Funds Growth Subaccount (Class 2) (3/03)..  2008      1.996          1.094         1,602,470
                                                       2007      1.816          1.996         2,034,360
                                                       2006      1.684          1.816         2,635,966
                                                       2005      1.482          1.684         2,784,245
                                                       2004      1.346          1.482         1,629,015
                                                       2003      1.000          1.346           866,521

  American Funds Growth-Income Subaccount (Class 2)
  (3/03).............................................  2008      1.705          1.037         1,317,921
                                                       2007      1.659          1.705         1,810,683
                                                       2006      1.472          1.659         2,313,920
                                                       2005      1.422          1.472         2,631,106
                                                       2004      1.317          1.422         2,411,470
                                                       2003      1.000          1.317         1,601,516

Capital Appreciation Fund
  Capital Appreciation Fund (3/03)...................  2006      1.670          1.649                --
                                                       2005      1.444          1.670            44,279
                                                       2004      1.235          1.444                --
                                                       2003      1.000          1.235                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/03).............................................  2006      1.748          2.267                --
                                                       2005      1.667          1.748            88,913
                                                       2004      1.297          1.667                --
                                                       2003      1.000          1.297                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/03).....................................  2008      1.514          1.446                --
                                                       2007      1.445          1.514             8,885
                                                       2006      1.268          1.445             9,025
                                                       2005      1.242          1.268             6,905
                                                       2004      1.209          1.242                --
                                                       2003      1.000          1.209                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/03).....................................  2008      1.318          1.242                --
                                                       2007      1.516          1.318             7,047
                                                       2006      1.493          1.516            41,932
                                                       2005      1.442          1.493            41,812
                                                       2004      1.324          1.442                --
                                                       2003      1.000          1.324                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.293          1.403                --
                                                       2005      1.199          1.293           586,777
                                                       2004      1.073          1.199             5,451
                                                       2003      1.000          1.073                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.290          1.435                --
                                                       2005      1.197          1.290           261,267
                                                       2004      1.067          1.197            25,758
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/03)....................................  2008      2.047          1.148            79,798
                                                       2007      1.784          2.047           119,306
                                                       2006      1.637          1.784           234,922
                                                       2005      1.434          1.637           189,421
                                                       2004      1.273          1.434                --
                                                       2003      1.000          1.273                --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/03)................  2008      1.697          0.974                --
                                                       2007      1.626          1.697             5,648
                                                       2006      1.460          1.626                --
                                                       2005      1.237          1.460                --
                                                       2004      1.248          1.237                --
                                                       2003      1.000          1.248                --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/03).............................................  2008      2.512          1.484           158,028
                                                       2007      2.227          2.512           214,684
                                                       2006      2.025          2.227           305,129
                                                       2005      1.754          2.025           330,684
                                                       2004      1.438          1.754           130,123
                                                       2003      1.000          1.438           103,075

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (3/03)..........................................  2006      1.501          1.739                --
                                                       2005      1.388          1.501         1,239,537
                                                       2004      1.260          1.388           611,462
                                                       2003      1.000          1.260           444,937

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.458          3.140                --
                                                       2007      2.745          3.458            75,746
                                                       2006      2.191          2.745           141,959
                                                       2005      1.757          2.191           184,860
                                                       2004      1.440          1.757            41,295
                                                       2003      1.000          1.440            15,709

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (3/03)...................................  2008      2.352          1.372           180,428
                                                       2007      2.083          2.352           219,901
                                                       2006      1.753          2.083           290,183
                                                       2005      1.627          1.753           471,856
                                                       2004      1.403          1.627           281,288
                                                       2003      1.000          1.403           172,058

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.666          1.985                --
                                                       2005      1.564          1.666           355,765
                                                       2004      1.378          1.564             7,737
                                                       2003      1.000          1.378                --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.055          1.076                --
                                                       2005      1.064          1.055            84,805
                                                       2004      1.000          1.064                --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/03).............................................  2006      1.248          1.287                --
                                                       2005      1.185          1.248                --
                                                       2004      1.119          1.185                --
                                                       2003      1.000          1.119                --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/03)............................  2008      1.823          1.266                --
                                                       2007      1.532          1.823                --
                                                       2006      1.472          1.532                --
                                                       2005      1.340          1.472                --
                                                       2004      1.199          1.340                --
                                                       2003      1.000          1.199                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/03).....................................  2008      1.918          1.051             4,534
                                                       2007      1.611          1.918             2,897
                                                       2006      1.527          1.611               326
                                                       2005      1.399          1.527               620
                                                       2004      1.423          1.399                --
                                                       2003      1.000          1.423                --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (3/03).....................................  2008      1.676          0.905                --
                                                       2007      1.567          1.676                --
                                                       2006      1.358          1.567                --
                                                       2005      1.315          1.358                --
                                                       2004      1.286          1.315                --
                                                       2003      1.000          1.286                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.519          1.696                --
                                                       2005      1.493          1.519           122,253
                                                       2004      1.329          1.493            53,933
                                                       2003      1.000          1.329            42,618

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2008      1.611          0.939           242,389
                                                       2007      1.678          1.611           261,241

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2008      1.579          1.092           263,188
                                                       2007      1.531          1.579           372,808

  LMPVET Equity Index Subaccount (Class II) (3/03)...  2008      1.602          0.979           175,078
                                                       2007      1.561          1.602           201,922
                                                       2006      1.386          1.561           251,119
                                                       2005      1.359          1.386           338,029
                                                       2004      1.260          1.359           253,471
                                                       2003      1.000          1.260           180,603

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2008      1.726          1.071           311,794
                                                       2007      1.809          1.726           336,611

  LMPVET Investors Subaccount (Class I) (3/03).......  2008      1.752          1.103            47,341
                                                       2007      1.724          1.752            48,135
                                                       2006      1.490          1.724            53,833
                                                       2005      1.430          1.490            54,139
                                                       2004      1.324          1.430            46,349
                                                       2003      1.000          1.324            52,094

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2008      1.470          0.902            86,211
                                                       2007      1.474          1.470            86,484

  LMPVET Small Cap Growth Subaccount (Class I)
  (3/03).............................................  2008      2.095          1.215           111,473
                                                       2007      1.947          2.095           155,073
                                                       2006      1.765          1.947           134,313
                                                       2005      1.720          1.765           115,598
                                                       2004      1.527          1.720           102,831
                                                       2003      1.000          1.527            92,834

  LMPVET Social Awareness Subaccount (5/04)..........  2008      1.257          0.920                --
                                                       2007      1.159          1.257                --
                                                       2006      1.100          1.159                --
                                                       2005      1.077          1.100                --
                                                       2004      1.000          1.077                --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2008      0.998          0.769            46,493
                                                       2007      1.006          0.998            93,410
                                                       2006      0.988          1.006           127,075
                                                       2005      0.987          0.988           168,054
                                                       2004      0.997          0.987           439,234
                                                       2003      1.000          0.997           177,825

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).........  2007      1.747          1.829                --
                                                       2006      1.512          1.747            17,123
                                                       2005      1.485          1.512            37,708
                                                       2004      1.402          1.485           156,587
                                                       2003      1.000          1.402           153,511

  LMPVPI Large Cap Growth Subaccount (Class I)
  (3/03).............................................  2007      1.427          1.484                --
                                                       2006      1.400          1.427            11,146
                                                       2005      1.360          1.400            11,150
                                                       2004      1.383          1.360                --
                                                       2003      1.000          1.383                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (3/03).............................................  2007      1.663          1.719                --
                                                       2006      1.531          1.663            11,420
                                                       2005      1.424          1.531            12,706
                                                       2004      1.334          1.424                --
                                                       2003      1.000          1.334                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPII Growth and Income Subaccount (Class I)
  (3/03).............................................  2007      1.517          1.582                --
                                                       2006      1.380          1.517             2,051
                                                       2005      1.361          1.380             1,004
                                                       2004      1.283          1.361                --
                                                       2003      1.000          1.283                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.581          1.640                --
                                                       2006      1.378          1.581           371,086
                                                       2005      1.364          1.378           511,924
                                                       2004      1.238          1.364           289,652
                                                       2003      1.000          1.238           132,649

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.767          1.944                --
                                                       2006      1.610          1.767         1,130,430
                                                       2005      1.520          1.610         1,169,872
                                                       2004      1.253          1.520           297,705
                                                       2003      1.000          1.253           224,172

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.089          1.122                --
                                                       2005      1.072          1.089            37,416
                                                       2004      1.000          1.072                --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.809          1.740                --
                                                       2007      1.743          1.809                --
                                                       2006      1.838          1.743             6,381

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2008      1.351          1.003            17,212
                                                       2007      1.344          1.351            29,330
                                                       2006      1.280          1.344             5,939

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.683          1.761                --
                                                       2006      1.596          1.683           879,277

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2008      1.753          1.075           614,747
                                                       2007      1.747          1.753           659,686

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2008      1.013          0.579           132,783
                                                       2007      1.215          1.013           141,637
                                                       2006      1.003          1.215           209,049

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2008      1.152          0.843            30,642
                                                       2007      1.190          1.152            33,093
                                                       2006      1.120          1.190            13,637

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2008      1.958          1.135            73,105
                                                       2007      2.019          1.958           128,922
                                                       2006      1.839          2.019           119,573

  MIST Janus Forty Subaccount (Class A) (4/06).......  2008      2.149          1.222            65,646
                                                       2007      1.684          2.149            65,283
                                                       2006      1.649          1.684            87,457

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2008      1.059          0.639            19,292
                                                       2007      1.200          1.059            20,307

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2008      1.228          0.899            14,250
                                                       2007      1.181          1.228            15,542
                                                       2006      1.122          1.181            43,559

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2008      1.414          1.128            26,564
                                                       2007      1.353          1.414            28,068
                                                       2006      1.296          1.353            52,600

MIST Lord Abbett Growth and Income Subaccount (Class
  B) (4/06) *
  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2008      1.051          0.629         1,134,408
                                                       2007      1.068          1.051         1,284,706
                                                       2006      0.970          1.068            23,129

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2008      1.594          0.895               515
                                                       2007      1.457          1.594            11,819
                                                       2006      1.480          1.457            61,682

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2008      1.324          0.795             7,414
                                                       2007      1.215          1.324             7,611
                                                       2006      1.229          1.215             8,360

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2008      3.144          1.434            47,708

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2008      2.410          1.358            34,462
                                                       2007      2.304          2.410            38,143

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2008      1.178          1.076           361,394
                                                       2007      1.117          1.178           449,460

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2008      1.589          1.044            77,150
                                                       2007      1.547          1.589            79,203
                                                       2006      1.445          1.547            79,296

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.101          1.213                --
                                                       2006      1.051          1.101            21,269

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2008      1.199          1.047           356,372
                                                       2007      1.149          1.199           394,877
                                                       2006      1.114          1.149           475,005

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2008      0.972          0.667           408,529
                                                       2007      1.025          0.972           526,114
                                                       2006      1.003          1.025           554,243

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2008      1.791          0.951            39,530
                                                       2007      1.521          1.791            32,066
                                                       2006      1.564          1.521            17,371

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2008      1.099          1.038            24,171
                                                       2007      1.057          1.099            36,664
                                                       2006      1.022          1.057            35,917

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2008      1.036          1.043           290,686
                                                       2007      1.008          1.036           253,693
                                                       2006      0.990          1.008            42,142

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2008      1.441          0.886             6,969

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2008      1.430          0.772           114,736
                                                       2007      1.406          1.430           143,979
                                                       2006      1.393          1.406           160,770

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2008      1.579          0.942            90,378
                                                       2007      1.551          1.579           311,173
                                                       2006      1.518          1.551           392,843

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2008      1.067          0.621                --
                                                       2007      1.056          1.067                --
                                                       2006      1.002          1.056                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2008      1.072          0.898            81,818
                                                       2007      1.038          1.072                --
                                                       2006      1.001          1.038                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2008      1.071          0.822           175,786
                                                       2007      1.045          1.071           214,510
                                                       2006      1.002          1.045           226,603

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2008      1.072          0.748           607,552
                                                       2007      1.050          1.072           110,983
                                                       2006      1.002          1.050           400,365

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2008      1.072          0.680            56,451
                                                       2007      1.055          1.072            15,750
                                                       2006      1.002          1.055           267,079

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2008      1.432          1.088           712,108
                                                       2007      1.405          1.432         1,086,729
                                                       2006      1.320          1.405         1,563,036

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2008      1.453          1.052                --
                                                       2007      1.380          1.453           150,747
                                                       2006      1.254          1.380            94,337

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2008      1.027          0.633           823,186
                                                       2008      1.088          1.027           909,990
                                                       2007      1.047          1.088           956,424
                                                       2006      0.996          1.047         1,506,577

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2008      1.136          0.645             2,532
                                                       2007      1.064          1.136             2,535
                                                       2006      0.998          1.064             2,538

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.182          0.774             1,222

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.139          1.180                --
                                                       2006      1.076          1.139           100,618

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2008      1.083          1.057            31,463
                                                       2007      1.060          1.083            51,806
                                                       2006      1.028          1.060            66,145

Money Market Portfolio
  Money Market Subaccount (3/03).....................  2006      0.983          0.990                --
                                                       2005      0.977          0.983           135,974
                                                       2004      0.989          0.977                --
                                                       2003      1.000          0.989                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.105          1.165                --
                                                       2005      1.068          1.105                --
                                                       2004      1.000          1.068                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.092          1.112                --
                                                       2006      1.109          1.092           373,655
                                                       2005      1.110          1.109           417,778
                                                       2004      1.042          1.110           367,544
                                                       2003      1.000          1.042           113,385

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)......................................  2008      1.132          1.161         1,129,872
                                                       2007      1.064          1.132         1,339,136
                                                       2006      1.048          1.064         1,671,139
                                                       2005      1.046          1.048         1,914,461
                                                       2004      1.019          1.046         1,945,063
                                                       2003      1.000          1.019         1,312,100

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).........................................  2007      2.144          2.316                --
                                                       2006      1.716          2.144            70,497
                                                       2005      1.563          1.716            47,285
                                                       2004      1.375          1.563            47,541
                                                       2003      1.000          1.375            94,637

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/03).............................................  2007      2.286          2.437                --
                                                       2006      1.993          2.286           146,899
                                                       2005      1.903          1.993           120,299
                                                       2004      1.541          1.903           101,682
                                                       2003      1.000          1.541            74,439

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (3/03).............................................  2006      1.393          1.480                --
                                                       2005      1.309          1.393            79,708
                                                       2004      1.257          1.309            83,744
                                                       2003      1.000          1.257            87,325

  Travelers Convertible Securities Subaccount
  (3/03).............................................  2006      1.218          1.296                --
                                                       2005      1.241          1.218            58,098
                                                       2004      1.193          1.241                --
                                                       2003      1.000          1.193                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/03).............................................  2006      1.686          1.838                --
                                                       2005      1.533          1.686            10,331
                                                       2004      1.346          1.533                --
                                                       2003      1.000          1.346                --

  Travelers Equity Income Subaccount (3/03)..........  2006      1.448          1.518                --
                                                       2005      1.416          1.448           444,594
                                                       2004      1.318          1.416           219,694
                                                       2003      1.000          1.318           126,336

  Travelers Federated High Yield Subaccount (3/03)...  2006      1.251          1.280                --
                                                       2005      1.247          1.251             9,017
                                                       2004      1.155          1.247                --
                                                       2003      1.000          1.155                --

  Travelers Federated Stock Subaccount (3/03)........  2006      1.437          1.486                --
                                                       2005      1.395          1.437                --
                                                       2004      1.290          1.395                --
                                                       2003      1.000          1.290                --

  Travelers Large Cap Subaccount (3/03)..............  2006      1.354          1.393                --
                                                       2005      1.274          1.354           111,115
                                                       2004      1.222          1.274            81,402
                                                       2003      1.000          1.222            13,476

  Travelers Managed Allocation Series: Aggressive
  Subaccount (9/05)..................................  2006      1.025          1.088                --
                                                       2005      1.000          1.025                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)..................................  2006      1.007          1.009                --
                                                       2005      1.000          1.007                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.036          1.071                --
                                                       2005      1.000          1.036           262,955

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (6/05).......................  2006      1.049          1.092                --
                                                       2005      1.000          1.049           249,318

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.022          1.040                --
                                                       2005      1.000          1.022           159,528

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mercury Large Cap Core Subaccount
  (3/03).............................................  2006      1.506          1.596                --
                                                       2005      1.374          1.506           854,085
                                                       2004      1.212          1.374            26,955
                                                       2003      1.000          1.212            25,929

  Travelers MFS(R) Mid Cap Growth Subaccount (3/03)..  2006      1.481          1.564                --
                                                       2005      1.469          1.481            19,350
                                                       2004      1.316          1.469                --
                                                       2003      1.000          1.316                --

  Travelers MFS(R) Total Return Subaccount (3/03)....  2006      1.281          1.320                --
                                                       2005      1.272          1.281         1,869,005
                                                       2004      1.167          1.272         1,202,054
                                                       2003      1.000          1.167           861,319

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.163          1.254                --
                                                       2005      1.116          1.163           407,188
                                                       2004      1.000          1.116            44,093

  Travelers Mondrian International Stock Subaccount
  (3/03).............................................  2006      1.604          1.839                --
                                                       2005      1.497          1.604           141,407
                                                       2004      1.322          1.497           105,467
                                                       2003      1.000          1.322            43,023

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.364          1.445                --
                                                       2005      1.316          1.364            29,935
                                                       2004      1.210          1.316            42,752
                                                       2003      1.000          1.210            19,456

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.000          1.051                --
                                                       2005      1.000          1.000                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.105          1.114                --
                                                       2005      1.090          1.105           387,357
                                                       2004      1.000          1.090           182,047

  Travelers Quality Bond Subaccount (3/03)...........  2006      1.033          1.022                --
                                                       2005      1.039          1.033            21,339
                                                       2004      1.029          1.039                --
                                                       2003      1.000          1.029                --

  Travelers Strategic Equity Subaccount (3/03).......  2006      1.365          1.421                --
                                                       2005      1.367          1.365            92,832
                                                       2004      1.268          1.367            90,905
                                                       2003      1.000          1.268            15,532

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.070          1.229                --
                                                       2005      1.000          1.070             5,294

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.979          1.120                --
                                                       2005      1.000          0.979                --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.068          1.028                --
                                                       2005      1.047          1.068            65,379
                                                       2004      1.000          1.047                --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/03).............................................  2008      1.662          1.044           643,320
                                                       2007      1.740          1.662           673,354
                                                       2006      1.533          1.740           964,429
                                                       2005      1.505          1.533           944,928
                                                       2004      1.310          1.505                --
                                                       2003      1.000          1.310                --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/03).............................................  2008      1.508          0.840                --
                                                       2007      1.371          1.508                --
                                                       2006      1.313          1.371                --
                                                       2005      1.244          1.313                --
                                                       2004      1.225          1.244                --
                                                       2003      1.000          1.225                --




          PORTFOLIO ARCHITECT ACCESS -- SEPARATE ACCOUNT CHARGES 2.30%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/03)...................................  2006      1.415          1.374               --
                                                       2005      1.261          1.415            2,292
                                                       2004      1.191          1.261            6,311
                                                       2003      1.000          1.191               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (3/03).............................................  2008      2.234          1.345           13,197
                                                       2007      1.991          2.234           26,358
                                                       2006      1.691          1.991           29,324
                                                       2005      1.517          1.691           28,702
                                                       2004      1.368          1.517          131,212
                                                       2003      1.000          1.368           70,473

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2) (3/03)..  2008      1.986          1.087          178,936
                                                       2007      1.809          1.986          280,855
                                                       2006      1.680          1.809          405,356
                                                       2005      1.479          1.680          559,674
                                                       2004      1.345          1.479          677,379
                                                       2003      1.000          1.345          157,015

  American Funds Growth-Income Subaccount (Class 2)
  (3/03).............................................  2008      1.697          1.031          126,018
                                                       2007      1.653          1.697          158,242
                                                       2006      1.468          1.653          249,397
                                                       2005      1.420          1.468          344,103
                                                       2004      1.316          1.420          460,281
                                                       2003      1.000          1.316           81,149

Capital Appreciation Fund
  Capital Appreciation Fund (3/03)...................  2006      1.665          1.644               --
                                                       2005      1.442          1.665           90,619
                                                       2004      1.234          1.442           53,823
                                                       2003      1.000          1.234           19,499

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/03).............................................  2006      1.743          2.259               --
                                                       2005      1.664          1.743           98,832
                                                       2004      1.296          1.664          226,172
                                                       2003      1.000          1.296           50,725

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/03).....................................  2008      1.507          1.439               --
                                                       2007      1.440          1.507               --
                                                       2006      1.265          1.440               --
                                                       2005      1.240          1.265               --
                                                       2004      1.208          1.240           19,367
                                                       2003      1.000          1.208               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/03).....................................  2008      1.312          1.236               --
                                                       2007      1.510          1.312           10,983
                                                       2006      1.489          1.510           21,365
                                                       2005      1.440          1.489           28,775
                                                       2004      1.323          1.440           18,717
                                                       2003      1.000          1.323               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.290          1.400               --
                                                       2005      1.198          1.290          111,152
                                                       2004      1.073          1.198           52,833
                                                       2003      1.000          1.073            4,763

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.287          1.431               --
                                                       2005      1.196          1.287           94,906
                                                       2004      1.067          1.196           90,336
                                                       2003      1.000          1.067            4,732

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/03)....................................  2008      2.037          1.141           31,983
                                                       2007      1.778          2.037           31,376
                                                       2006      1.632          1.778           73,544
                                                       2005      1.432          1.632           97,421
                                                       2004      1.272          1.432           95,065
                                                       2003      1.000          1.272           16,472

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/03)................  2008      1.689          0.968               --
                                                       2007      1.620          1.689               --
                                                       2006      1.456          1.620               --
                                                       2005      1.234          1.456           21,092
                                                       2004      1.247          1.234           22,650
                                                       2003      1.000          1.247           48,137

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/03).............................................  2008      2.500          1.475           28,046
                                                       2007      2.218          2.500           28,542
                                                       2006      2.019          2.218           76,871
                                                       2005      1.751          2.019          100,982
                                                       2004      1.437          1.751          217,762
                                                       2003      1.000          1.437           47,036

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (3/03)..........................................  2006      1.497          1.732               --
                                                       2005      1.386          1.497           36,572
                                                       2004      1.259          1.386           46,862
                                                       2003      1.000          1.259           39,638

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.442          3.124               --
                                                       2007      2.735          3.442           34,521
                                                       2006      2.185          2.735           79,491
                                                       2005      1.754          2.185           92,015
                                                       2004      1.439          1.754          193,608
                                                       2003      1.000          1.439           41,587

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (3/03)...................................  2008      2.341          1.364           22,650
                                                       2007      2.075          2.341           70,612
                                                       2006      1.748          2.075          121,961
                                                       2005      1.624          1.748          127,473
                                                       2004      1.402          1.624           29,189
                                                       2003      1.000          1.402               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.661          1.977               --
                                                       2005      1.561          1.661           88,609
                                                       2004      1.377          1.561           75,845
                                                       2003      1.000          1.377           14,426

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.053          1.074               --
                                                       2005      1.063          1.053           10,946
                                                       2004      1.000          1.063           10,946

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/03).............................................  2006      1.245          1.283               --
                                                       2005      1.183          1.245           27,987
                                                       2004      1.118          1.183          139,054
                                                       2003      1.000          1.118           25,700

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/03)............................  2008      1.815          1.259               --
                                                       2007      1.526          1.815            5,598
                                                       2006      1.468          1.526            5,598
                                                       2005      1.338          1.468           80,672
                                                       2004      1.198          1.338           82,466
                                                       2003      1.000          1.198               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/03).....................................  2008      1.909          1.045               --
                                                       2007      1.605          1.909            5,610
                                                       2006      1.523          1.605            5,610
                                                       2005      1.397          1.523           46,205
                                                       2004      1.421          1.397           46,205
                                                       2003      1.000          1.421               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (3/03).....................................  2008      1.668          0.900               --
                                                       2007      1.561          1.668               --
                                                       2006      1.354          1.561               --
                                                       2005      1.313          1.354               --
                                                       2004      1.285          1.313               --
                                                       2003      1.000          1.285               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.515          1.690               --
                                                       2005      1.491          1.515           28,495
                                                       2004      1.328          1.491           18,355
                                                       2003      1.000          1.328               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2008      1.604          0.934           32,597
                                                       2007      1.671          1.604           32,597

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2008      1.571          1.085           15,245
                                                       2007      1.525          1.571           20,956

  LMPVET Equity Index Subaccount (Class II) (3/03)...  2008      1.594          0.974           14,575
                                                       2007      1.555          1.594           25,755
                                                       2006      1.382          1.555           35,047
                                                       2005      1.357          1.382          212,765
                                                       2004      1.259          1.357          239,525
                                                       2003      1.000          1.259           39,527

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2008      1.718          1.064           31,655
                                                       2007      1.802          1.718           31,101

  LMPVET Investors Subaccount (Class I) (3/03).......  2008      1.744          1.097               --
                                                       2007      1.718          1.744               --
                                                       2006      1.486          1.718               --
                                                       2005      1.427          1.486               --
                                                       2004      1.323          1.427               --
                                                       2003      1.000          1.323               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2008      1.463          0.896           31,367
                                                       2007      1.468          1.463           31,367

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Small Cap Growth Subaccount (Class I)
  (3/03).............................................  2008      2.085          1.208           13,112
                                                       2007      1.940          2.085           17,967
                                                       2006      1.760          1.940           17,684
                                                       2005      1.717          1.760           17,725
                                                       2004      1.526          1.717          128,631
                                                       2003      1.000          1.526           38,622

  LMPVET Social Awareness Subaccount (5/04)..........  2008      1.253          0.916               --
                                                       2007      1.156          1.253               --
                                                       2006      1.098          1.156               --
                                                       2005      1.077          1.098               --
                                                       2004      1.000          1.077               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2008      0.993          0.765          198,080
                                                       2007      1.003          0.993          202,073
                                                       2006      0.986          1.003          230,534
                                                       2005      0.985          0.986          692,583
                                                       2004      0.997          0.985          866,902
                                                       2003      1.000          0.997               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).........  2007      1.740          1.822               --
                                                       2006      1.508          1.740           58,497
                                                       2005      1.483          1.508           56,293
                                                       2004      1.401          1.483          178,085
                                                       2003      1.000          1.401           42,336

  LMPVPI Large Cap Growth Subaccount (Class I)
  (3/03).............................................  2007      1.422          1.478               --
                                                       2006      1.396          1.422            5,011
                                                       2005      1.357          1.396            5,011
                                                       2004      1.382          1.357            5,011
                                                       2003      1.000          1.382            5,011

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (3/03).............................................  2007      1.657          1.712               --
                                                       2006      1.527          1.657               --
                                                       2005      1.422          1.527               --
                                                       2004      1.333          1.422            1,689
                                                       2003      1.000          1.333               --

  LMPVPII Growth and Income Subaccount (Class I)
  (3/03).............................................  2007      1.511          1.575               --
                                                       2006      1.376          1.511           10,819
                                                       2005      1.358          1.376           10,819
                                                       2004      1.283          1.358           10,819
                                                       2003      1.000          1.283           11,844

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.575          1.633               --
                                                       2006      1.374          1.575          300,063
                                                       2005      1.362          1.374          382,643
                                                       2004      1.237          1.362          481,079
                                                       2003      1.000          1.237          109,832

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.761          1.936               --
                                                       2006      1.605          1.761          184,571
                                                       2005      1.518          1.605          244,617
                                                       2004      1.252          1.518          319,073
                                                       2003      1.000          1.252           61,174

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.088          1.120               --
                                                       2005      1.072          1.088               --
                                                       2004      1.000          1.072               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.800          1.731               --
                                                       2007      1.737          1.800               --
                                                       2006      1.833          1.737               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2008      1.345          0.997           27,399
                                                       2007      1.339          1.345           30,947
                                                       2006      1.276          1.339           21,119

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.677          1.754               --
                                                       2006      1.591          1.677           36,191

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2008      1.744          1.069            6,714
                                                       2007      1.739          1.744           36,840

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2008      1.011          0.577           55,858
                                                       2007      1.214          1.011           57,351
                                                       2006      1.003          1.214          118,481

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2008      1.149          0.840               --
                                                       2007      1.188          1.149               --
                                                       2006      1.120          1.188               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2008      1.948          1.129           23,354
                                                       2007      2.011          1.948           21,698
                                                       2006      1.834          2.011           44,176

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Janus Forty Subaccount (Class A) (4/06).......  2008      2.139          1.215           54,249
                                                       2007      1.678          2.139           63,129
                                                       2006      1.644          1.678           93,234

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2008      1.056          0.637               --
                                                       2007      1.198          1.056               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2008      1.224          0.894               --
                                                       2007      1.178          1.224               --
                                                       2006      1.120          1.178               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2008      1.407          1.122           79,617
                                                       2007      1.348          1.407           91,114
                                                       2006      1.292          1.348          153,104

MIST Lord Abbett Growth and Income Subaccount (Class
  B) (4/06) *
  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2008      1.049          0.627          229,647
                                                       2007      1.067          1.049          218,969
                                                       2006      0.970          1.067               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2008      1.587          0.889               --
                                                       2007      1.451          1.587               --
                                                       2006      1.476          1.451            9,245

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2008      1.321          0.793               --
                                                       2007      1.213          1.321               --
                                                       2006      1.228          1.213               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2008      3.129          1.426           29,618

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2008      2.398          1.351               --
                                                       2007      2.294          2.398               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2008      1.172          1.070          119,448
                                                       2007      1.112          1.172          136,279

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2008      1.582          1.038               --
                                                       2007      1.542          1.582               --
                                                       2006      1.440          1.542               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.100          1.211               --
                                                       2006      1.050          1.100               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2008      1.195          1.042           10,809
                                                       2007      1.146          1.195           78,631
                                                       2006      1.112          1.146           24,380

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2008      0.970          0.665           42,379
                                                       2007      1.024          0.970           52,320
                                                       2006      1.003          1.024          135,952

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2008      1.783          0.945              630
                                                       2007      1.515          1.783              684
                                                       2006      1.559          1.515              685

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2008      1.094          1.032          159,354
                                                       2007      1.053          1.094          215,554
                                                       2006      1.019          1.053          234,134

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2008      1.031          1.037          167,532
                                                       2007      1.004          1.031          194,723
                                                       2006      0.987          1.004          221,988

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2008      1.433          0.881               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2008      1.423          0.767               --
                                                       2007      1.401          1.423               --
                                                       2006      1.389          1.401           10,420

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2008      1.572          0.937           43,948
                                                       2007      1.545          1.572           54,513
                                                       2006      1.513          1.545          110,104

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2008      1.065          0.620           12,304
                                                       2007      1.055          1.065           10,510
                                                       2006      1.002          1.055           10,908

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2008      1.071          0.896               --
                                                       2007      1.038          1.071               --
                                                       2006      1.001          1.038               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2008      1.070          0.819           28,452
                                                       2007      1.044          1.070           33,150
                                                       2006      1.002          1.044           32,152

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2008      1.070          0.746               --
                                                       2007      1.050          1.070               --
                                                       2006      1.002          1.050               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2008      1.070          0.678           33,988
                                                       2007      1.054          1.070           31,945
                                                       2006      1.002          1.054           32,457

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2008      1.425          1.082          254,624
                                                       2007      1.400          1.425          246,852
                                                       2006      1.316          1.400          307,140

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2008      1.447          1.041               --
                                                       2007      1.376          1.447           70,697
                                                       2006      1.251          1.376          146,262

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2008      1.025          0.631           86,817
                                                       2008      1.086          1.025          130,102
                                                       2007      1.046          1.086          136,152
                                                       2006      0.996          1.046          296,695

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2008      1.135          0.643            4,410
                                                       2007      1.064          1.135            3,263
                                                       2006      0.998          1.064            3,401

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.176          0.770           11,118

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.136          1.177               --
                                                       2006      1.074          1.136           10,946

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2008      1.079          1.052           47,753
                                                       2007      1.057          1.079           63,770
                                                       2006      1.026          1.057           80,431

Money Market Portfolio
  Money Market Subaccount (3/03).....................  2006      0.981          0.987               --
                                                       2005      0.975          0.981          154,692
                                                       2004      0.988          0.975          641,986
                                                       2003      1.000          0.988               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.103          1.163               --
                                                       2005      1.067          1.103            2,668
                                                       2004      1.000          1.067               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.088          1.108               --
                                                       2006      1.106          1.088          131,476
                                                       2005      1.109          1.106          133,270
                                                       2004      1.042          1.109          135,138
                                                       2003      1.000          1.042          103,321

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)......................................  2008      1.127          1.154          278,296
                                                       2007      1.060          1.127          251,117
                                                       2006      1.045          1.060          297,727
                                                       2005      1.044          1.045          308,404
                                                       2004      1.018          1.044          220,658
                                                       2003      1.000          1.018            5,867

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).........................................  2007      2.135          2.307               --
                                                       2006      1.711          2.135               --
                                                       2005      1.560          1.711               --
                                                       2004      1.374          1.560               --
                                                       2003      1.000          1.374               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/03).............................................  2007      2.278          2.427               --
                                                       2006      1.987          2.278               --
                                                       2005      1.900          1.987           36,298
                                                       2004      1.540          1.900           32,258
                                                       2003      1.000          1.540               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (3/03).............................................  2006      1.389          1.476               --
                                                       2005      1.307          1.389            9,245
                                                       2004      1.256          1.307           11,840
                                                       2003      1.000          1.256           13,759

  Travelers Convertible Securities Subaccount
  (3/03).............................................  2006      1.215          1.292               --
                                                       2005      1.239          1.215          299,195
                                                       2004      1.192          1.239          473,603
                                                       2003      1.000          1.192           49,155

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/03).............................................  2006      1.682          1.833               --
                                                       2005      1.531          1.682               --
                                                       2004      1.345          1.531            1,627
                                                       2003      1.000          1.345               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (3/03)..........  2006      1.444          1.513               --
                                                       2005      1.414          1.444          109,508
                                                       2004      1.317          1.414           86,240
                                                       2003      1.000          1.317           30,590

  Travelers Federated High Yield Subaccount (3/03)...  2006      1.248          1.276               --
                                                       2005      1.245          1.248           27,690
                                                       2004      1.154          1.245           23,241
                                                       2003      1.000          1.154            5,848

  Travelers Federated Stock Subaccount (3/03)........  2006      1.433          1.481               --
                                                       2005      1.393          1.433            2,334
                                                       2004      1.289          1.393               --
                                                       2003      1.000          1.289               --

  Travelers Large Cap Subaccount (3/03)..............  2006      1.351          1.389               --
                                                       2005      1.271          1.351           10,315
                                                       2004      1.221          1.271            5,460
                                                       2003      1.000          1.221            5,460

  Travelers Managed Allocation Series: Aggressive
  Subaccount (9/05)..................................  2006      1.025          1.087               --
                                                       2005      1.000          1.025            6,807

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)..................................  2006      1.006          1.008               --
                                                       2005      1.000          1.006               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.036          1.070               --
                                                       2005      1.000          1.036               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (6/05).......................  2006      1.048          1.091               --
                                                       2005      1.000          1.048           19,861

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.022          1.039               --
                                                       2005      1.000          1.022           20,233

  Travelers Mercury Large Cap Core Subaccount
  (3/03).............................................  2006      1.502          1.591               --
                                                       2005      1.371          1.502           37,559
                                                       2004      1.211          1.371           15,693
                                                       2003      1.000          1.211               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (3/03)..  2006      1.477          1.559               --
                                                       2005      1.466          1.477               45
                                                       2004      1.315          1.466            8,152
                                                       2003      1.000          1.315               --

  Travelers MFS(R) Total Return Subaccount (3/03)....  2006      1.278          1.316               --
                                                       2005      1.270          1.278          294,264
                                                       2004      1.166          1.270          176,349
                                                       2003      1.000          1.166           44,345

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.161          1.251               --
                                                       2005      1.115          1.161          164,689
                                                       2004      1.000          1.115               --

  Travelers Mondrian International Stock Subaccount
  (3/03).............................................  2006      1.600          1.834               --
                                                       2005      1.495          1.600           56,049
                                                       2004      1.321          1.495           36,806
                                                       2003      1.000          1.321               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.361          1.440               --
                                                       2005      1.314          1.361               --
                                                       2004      1.210          1.314               --
                                                       2003      1.000          1.210               --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.000          1.050               --
                                                       2005      1.000          1.000               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.103          1.112               --
                                                       2005      1.089          1.103           30,385
                                                       2004      1.000          1.089           13,032

  Travelers Quality Bond Subaccount (3/03)...........  2006      1.031          1.019               --
                                                       2005      1.037          1.031          232,429
                                                       2004      1.028          1.037          175,271
                                                       2003      1.000          1.028           56,679

  Travelers Strategic Equity Subaccount (3/03).......  2006      1.361          1.417               --
                                                       2005      1.365          1.361               --
                                                       2004      1.267          1.365               --
                                                       2003      1.000          1.267            4,410

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.069          1.228               --
                                                       2005      1.000          1.069               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.978          1.120               --
                                                       2005      1.000          0.978               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.067          1.026               --
                                                       2005      1.046          1.067           79,642
                                                       2004      1.000          1.046           30,079

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/03).............................................  2008      1.654          1.038           62,600
                                                       2007      1.733          1.654           66,594
                                                       2006      1.528          1.733           75,894
                                                       2005      1.502          1.528           79,888
                                                       2004      1.309          1.502           58,130
                                                       2003      1.000          1.309           21,138

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/03).............................................  2008      1.501          0.835               --
                                                       2007      1.366          1.501               --
                                                       2006      1.309          1.366               --
                                                       2005      1.242          1.309               --
                                                       2004      1.224          1.242               --
                                                       2003      1.000          1.224               --




          PORTFOLIO ARCHITECT ACCESS -- SEPARATE ACCOUNT CHARGES 2.35%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/03)...................................  2006      1.226          1.190             --
                                                       2005      1.093          1.226             --
                                                       2004      1.033          1.093             --
                                                       2003      1.000          1.033             --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (3/03).............................................  2008      1.735          1.044             --
                                                       2007      1.547          1.735             --
                                                       2006      1.315          1.547             --
                                                       2005      1.180          1.315             --
                                                       2004      1.064          1.180             --
                                                       2003      1.000          1.064             --

  American Funds Growth Subaccount (Class 2) (3/03)..  2008      1.537          0.841             --
                                                       2007      1.401          1.537             --
                                                       2006      1.301          1.401             --
                                                       2005      1.146          1.301             --
                                                       2004      1.043          1.146             --
                                                       2003      1.000          1.043             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (3/03).............................................  2008      1.366          0.829             --
                                                       2007      1.332          1.366             --
                                                       2006      1.183          1.332             --
                                                       2005      1.145          1.183             --
                                                       2004      1.062          1.145             --
                                                       2003      1.000          1.062             --

Capital Appreciation Fund
  Capital Appreciation Fund (3/03)...................  2006      1.426          1.407             --
                                                       2005      1.235          1.426             --
                                                       2004      1.058          1.235             --
                                                       2003      1.000          1.058             --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/03).............................................  2006      1.414          1.832             --
                                                       2005      1.351          1.414             --
                                                       2004      1.052          1.351             --
                                                       2003      1.000          1.052             --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/03).....................................  2008      1.319          1.259             --
                                                       2007      1.260          1.319             --
                                                       2006      1.108          1.260             --
                                                       2005      1.086          1.108             --
                                                       2004      1.059          1.086             --
                                                       2003      1.000          1.059             --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/03).....................................  2008      1.027          0.967             --
                                                       2007      1.182          1.027             --
                                                       2006      1.167          1.182             --
                                                       2005      1.129          1.167             --
                                                       2004      1.038          1.129             --
                                                       2003      1.000          1.038             --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.289          1.398             --
                                                       2005      1.197          1.289             --
                                                       2004      1.073          1.197             --
                                                       2003      1.000          1.073             --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.286          1.430             --
                                                       2005      1.195          1.286             --
                                                       2004      1.066          1.195             --
                                                       2003      1.000          1.066             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/03)....................................  2008      1.674          0.937             --
                                                       2007      1.461          1.674             --
                                                       2006      1.342          1.461             --
                                                       2005      1.178          1.342             --
                                                       2004      1.047          1.178             --
                                                       2003      1.000          1.047             --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/03)................  2008      1.411          0.809             --
                                                       2007      1.354          1.411             --
                                                       2006      1.218          1.354             --
                                                       2005      1.033          1.218             --
                                                       2004      1.044          1.033             --
                                                       2003      1.000          1.044             --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/03).............................................  2008      1.874          1.105             --
                                                       2007      1.663          1.874             --
                                                       2006      1.515          1.663             --
                                                       2005      1.314          1.515             --
                                                       2004      1.079          1.314             --
                                                       2003      1.000          1.079             --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (3/03)..........................................  2006      1.252          1.448             --
                                                       2005      1.160          1.252             --
                                                       2004      1.054          1.160             --
                                                       2003      1.000          1.054             --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      2.583          1.193             --
                                                       2007      2.053          2.583             --
                                                       2006      1.641          2.053             --
                                                       2005      1.318          1.641             --
                                                       2004      1.082          1.318             --
                                                       2003      1.000          1.082             --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (3/03)...................................  2008      1.776          1.034             --
                                                       2007      1.575          1.776             --
                                                       2006      1.328          1.575             --
                                                       2005      1.234          1.328             --
                                                       2004      1.066          1.234             --
                                                       2003      1.000          1.066             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.299          1.545             --
                                                       2005      1.221          1.299             --
                                                       2004      1.078          1.221             --
                                                       2003      1.000          1.078             --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.052          1.073             --
                                                       2005      1.063          1.052             --
                                                       2004      1.000          1.063             --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/03).............................................  2006      1.151          1.186             --
                                                       2005      1.094          1.151             --
                                                       2004      1.035          1.094             --
                                                       2003      1.000          1.035             --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/03)............................  2008      1.653          1.146             --
                                                       2007      1.391          1.653             --
                                                       2006      1.339          1.391             --
                                                       2005      1.220          1.339             --
                                                       2004      1.094          1.220             --
                                                       2003      1.000          1.094             --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/03).....................................  2008      1.347          0.737             --
                                                       2007      1.133          1.347             --
                                                       2006      1.076          1.133             --
                                                       2005      0.987          1.076             --
                                                       2004      1.005          0.987             --
                                                       2003      1.000          1.005             --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (3/03).....................................  2008      1.372          0.740             --
                                                       2007      1.285          1.372             --
                                                       2006      1.115          1.285             --
                                                       2005      1.082          1.115             --
                                                       2004      1.059          1.082             --
                                                       2003      1.000          1.059             --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.195          1.332             --
                                                       2005      1.176          1.195             --
                                                       2004      1.048          1.176             --
                                                       2003      1.000          1.048             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2008      1.326          0.772             --
                                                       2007      1.382          1.326             --

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2008      1.361          0.940             --
                                                       2007      1.322          1.361             --

  LMPVET Equity Index Subaccount (Class II) (3/03)...  2008      1.340          0.818             --
                                                       2007      1.307          1.340             --
                                                       2006      1.162          1.307             --
                                                       2005      1.142          1.162             --
                                                       2004      1.060          1.142             --
                                                       2003      1.000          1.060             --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2008      1.304          0.807             --
                                                       2007      1.368          1.304             --

  LMPVET Investors Subaccount (Class I) (3/03).......  2008      1.408          0.885             --
                                                       2007      1.387          1.408             --
                                                       2006      1.201          1.387             --
                                                       2005      1.154          1.201             --
                                                       2004      1.071          1.154             --
                                                       2003      1.000          1.071             --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2008      1.103          0.676             --
                                                       2007      1.107          1.103             --

  LMPVET Small Cap Growth Subaccount (Class I)
  (3/03).............................................  2008      1.433          0.830             --
                                                       2007      1.334          1.433             --
                                                       2006      1.211          1.334             --
                                                       2005      1.182          1.211             --
                                                       2004      1.051          1.182             --
                                                       2003      1.000          1.051             --

  LMPVET Social Awareness Subaccount (5/04)..........  2008      1.251          0.914             --
                                                       2007      1.155          1.251             --
                                                       2006      1.098          1.155             --
                                                       2005      1.076          1.098             --
                                                       2004      1.000          1.076             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2008      0.994          0.765             --
                                                       2007      1.004          0.994             --
                                                       2006      0.987          1.004             --
                                                       2005      0.987          0.987             --
                                                       2004      0.999          0.987             --
                                                       2003      1.000          0.999             --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).........  2007      1.323          1.384             --
                                                       2006      1.146          1.323             --
                                                       2005      1.128          1.146             --
                                                       2004      1.066          1.128             --
                                                       2003      1.000          1.066             --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (3/03).............................................  2007      1.070          1.112             --
                                                       2006      1.051          1.070             --
                                                       2005      1.022          1.051             --
                                                       2004      1.041          1.022             --
                                                       2003      1.000          1.041             --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (3/03).............................................  2007      1.326          1.369             --
                                                       2006      1.222          1.326             --
                                                       2005      1.138          1.222             --
                                                       2004      1.068          1.138             --
                                                       2003      1.000          1.068             --

  LMPVPII Growth and Income Subaccount (Class I)
  (3/03).............................................  2007      1.253          1.305             --
                                                       2006      1.141          1.253             --
                                                       2005      1.127          1.141             --
                                                       2004      1.065          1.127             --
                                                       2003      1.000          1.065             --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.368          1.418             --
                                                       2006      1.194          1.368             --
                                                       2005      1.184          1.194             --
                                                       2004      1.076          1.184             --
                                                       2003      1.000          1.076             --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.515          1.665             --
                                                       2006      1.382          1.515             --
                                                       2005      1.307          1.382             --
                                                       2004      1.079          1.307             --
                                                       2003      1.000          1.079             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.087          1.119             --
                                                       2005      1.071          1.087             --
                                                       2004      1.000          1.071             --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.385          1.331             --
                                                       2007      1.337          1.385             --
                                                       2006      1.411          1.337             --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2008      1.192          0.883             --
                                                       2007      1.187          1.192             --
                                                       2006      1.132          1.187             --

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.436          1.502             --
                                                       2006      1.363          1.436             --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2008      1.493          0.914             --
                                                       2007      1.489          1.493             --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2008      1.010          0.577             --
                                                       2007      1.214          1.010             --
                                                       2006      1.003          1.214             --

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2008      1.148          0.838             --
                                                       2007      1.187          1.148             --
                                                       2006      1.119          1.187             --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2008      1.589          0.920             --
                                                       2007      1.641          1.589             --
                                                       2006      1.497          1.641             --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2008      1.829          1.039             --
                                                       2007      1.436          1.829             --
                                                       2006      1.407          1.436             --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2008      1.055          0.636             --
                                                       2007      1.197          1.055             --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2008      1.222          0.892             --
                                                       2007      1.176          1.222             --
                                                       2006      1.119          1.176             --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2008      1.229          0.980             --
                                                       2007      1.178          1.229             --
                                                       2006      1.130          1.178             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2008      1.089          0.678             --
                                                       2007      1.072          1.089             --
                                                       2006      1.001          1.072             --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2008      1.048          0.627             --
                                                       2007      1.067          1.048             --
                                                       2006      0.970          1.067             --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2008      1.310          0.734             --
                                                       2007      1.199          1.310             --
                                                       2006      1.220          1.199             --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2008      1.319          0.791             --
                                                       2007      1.213          1.319             --
                                                       2006      1.228          1.213             --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2008      2.347          1.070             --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2008      1.905          1.073             --
                                                       2007      1.824          1.905             --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2008      1.139          1.039             --
                                                       2007      1.081          1.139             --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2008      1.383          0.907             --
                                                       2007      1.348          1.383             --
                                                       2006      1.260          1.348             --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.099          1.210             --
                                                       2006      1.049          1.099             --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2008      1.192          1.040             --
                                                       2007      1.145          1.192             --
                                                       2006      1.111          1.145             --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2008      0.970          0.665             --
                                                       2007      1.024          0.970             --
                                                       2006      1.003          1.024             --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2008      1.378          0.730             --
                                                       2007      1.172          1.378             --
                                                       2006      1.207          1.172             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2008      1.079          1.018             --
                                                       2007      1.039          1.079             --
                                                       2006      1.006          1.039             --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2008      1.039          1.044             --
                                                       2007      1.013          1.039             --
                                                       2006      0.996          1.013             --

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2008      1.254          0.770             --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2008      1.224          0.660             --
                                                       2007      1.206          1.224             --
                                                       2006      1.196          1.206             --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2008      1.262          0.752             --
                                                       2007      1.242          1.262             --
                                                       2006      1.217          1.242             --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2008      1.064          0.619             --
                                                       2007      1.055          1.064             --
                                                       2006      1.002          1.055             --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2008      1.070          0.894             --
                                                       2007      1.037          1.070             --
                                                       2006      1.001          1.037             --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2008      1.069          0.818             --
                                                       2007      1.044          1.069             --
                                                       2006      1.002          1.044             --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2008      1.069          0.745             --
                                                       2007      1.049          1.069             --
                                                       2006      1.002          1.049             --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2008      1.069          0.678             --
                                                       2007      1.054          1.069             --
                                                       2006      1.002          1.054             --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2008      1.283          0.973             --
                                                       2007      1.261          1.283             --
                                                       2006      1.185          1.261             --

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2008      1.445          1.036             --
                                                       2007      1.374          1.445             --
                                                       2006      1.250          1.374             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2008      1.024          0.630             --
                                                       2008      1.085          1.024             --
                                                       2007      1.046          1.085             --
                                                       2006      0.996          1.046             --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2008      1.134          0.642             --
                                                       2007      1.063          1.134             --
                                                       2006      0.998          1.063             --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.046          0.684             --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.134          1.175             --
                                                       2006      1.073          1.134             --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2008      1.077          1.050             --
                                                       2007      1.055          1.077             --
                                                       2006      1.025          1.055             --

Money Market Portfolio
  Money Market Subaccount (3/03).....................  2006      0.989          0.996             --
                                                       2005      0.984          0.989             --
                                                       2004      0.998          0.984             --
                                                       2003      1.000          0.998             --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.102          1.162             --
                                                       2005      1.067          1.102             --
                                                       2004      1.000          1.067             --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.058          1.077             --
                                                       2006      1.076          1.058             --
                                                       2005      1.079          1.076             --
                                                       2004      1.014          1.079             --
                                                       2003      1.000          1.014             --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)......................................  2008      1.121          1.147             --
                                                       2007      1.055          1.121             --
                                                       2006      1.040          1.055             --
                                                       2005      1.040          1.040             --
                                                       2004      1.015          1.040             --
                                                       2003      1.000          1.015             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).........................................  2007      1.698          1.833             --
                                                       2006      1.361          1.698             --
                                                       2005      1.241          1.361             --
                                                       2004      1.094          1.241             --
                                                       2003      1.000          1.094             --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/03).............................................  2007      1.593          1.696             --
                                                       2006      1.390          1.593             --
                                                       2005      1.329          1.390             --
                                                       2004      1.078          1.329             --
                                                       2003      1.000          1.078             --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (3/03).............................................  2006      1.148          1.220             --
                                                       2005      1.081          1.148             --
                                                       2004      1.039          1.081             --
                                                       2003      1.000          1.039             --

  Travelers Convertible Securities Subaccount
  (3/03).............................................  2006      1.063          1.130             --
                                                       2005      1.084          1.063             --
                                                       2004      1.044          1.084             --
                                                       2003      1.000          1.044             --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/03).............................................  2006      1.295          1.411             --
                                                       2005      1.179          1.295             --
                                                       2004      1.037          1.179             --
                                                       2003      1.000          1.037             --

  Travelers Equity Income Subaccount (3/03)..........  2006      1.161          1.217             --
                                                       2005      1.137          1.161             --
                                                       2004      1.060          1.137             --
                                                       2003      1.000          1.060             --

  Travelers Federated High Yield Subaccount (3/03)...  2006      1.107          1.132             --
                                                       2005      1.105          1.107             --
                                                       2004      1.025          1.105             --
                                                       2003      1.000          1.025             --

  Travelers Federated Stock Subaccount (3/03)........  2006      1.200          1.240             --
                                                       2005      1.167          1.200             --
                                                       2004      1.080          1.167             --
                                                       2003      1.000          1.080             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (3/03)..............  2006      1.163          1.196             --
                                                       2005      1.096          1.163             --
                                                       2004      1.053          1.096             --
                                                       2003      1.000          1.053             --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (9/05)..................................  2006      1.025          1.087             --
                                                       2005      1.000          1.025             --

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)..................................  2006      1.006          1.007             --
                                                       2005      1.000          1.006             --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.035          1.070             --
                                                       2005      1.000          1.035             --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (6/05).......................  2006      1.048          1.091             --
                                                       2005      1.000          1.048             --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.021          1.039             --
                                                       2005      1.000          1.021             --

  Travelers Mercury Large Cap Core Subaccount
  (3/03).............................................  2006      1.287          1.363             --
                                                       2005      1.176          1.287             --
                                                       2004      1.039          1.176             --
                                                       2003      1.000          1.039             --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/03)..  2006      1.143          1.207             --
                                                       2005      1.136          1.143             --
                                                       2004      1.019          1.136             --
                                                       2003      1.000          1.019             --

  Travelers MFS(R) Total Return Subaccount (3/03)....  2006      1.151          1.185             --
                                                       2005      1.145          1.151             --
                                                       2004      1.051          1.145             --
                                                       2003      1.000          1.051             --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.160          1.250             --
                                                       2005      1.115          1.160             --
                                                       2004      1.000          1.115             --

  Travelers Mondrian International Stock Subaccount
  (3/03).............................................  2006      1.306          1.497             --
                                                       2005      1.221          1.306             --
                                                       2004      1.080          1.221             --
                                                       2003      1.000          1.080             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.191          1.260             --
                                                       2005      1.150          1.191             --
                                                       2004      1.059          1.150             --
                                                       2003      1.000          1.059             --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      0.999          1.049             --
                                                       2005      1.000          0.999             --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.102          1.111             --
                                                       2005      1.089          1.102             --
                                                       2004      1.000          1.089             --

  Travelers Quality Bond Subaccount (3/03)...........  2006      1.017          1.006             --
                                                       2005      1.025          1.017             --
                                                       2004      1.016          1.025             --
                                                       2003      1.000          1.016             --

  Travelers Strategic Equity Subaccount (3/03).......  2006      1.145          1.192             --
                                                       2005      1.149          1.145             --
                                                       2004      1.067          1.149             --
                                                       2003      1.000          1.067             --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.069          1.228             --
                                                       2005      1.000          1.069             --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.978          1.119             --
                                                       2005      1.000          0.978             --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.066          1.025             --
                                                       2005      1.046          1.066             --
                                                       2004      1.000          1.046             --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/03).............................................  2008      1.360          0.853             --
                                                       2007      1.426          1.360             --
                                                       2006      1.258          1.426             --
                                                       2005      1.237          1.258             --
                                                       2004      1.078          1.237             --
                                                       2003      1.000          1.078             --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/03).............................................  2008      1.271          0.707             --
                                                       2007      1.157          1.271             --
                                                       2006      1.110          1.157             --
                                                       2005      1.053          1.110             --
                                                       2004      1.039          1.053             --
                                                       2003      1.000          1.039             --

          PORTFOLIO ARCHITECT ACCESS -- SEPARATE ACCOUNT CHARGES 2.40%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/03)...................................  2006      1.411          1.369               --
                                                       2005      1.258          1.411           53,453
                                                       2004      1.190          1.258           53,453
                                                       2003      1.000          1.190               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (3/03).............................................  2008      2.223          1.337          299,262
                                                       2007      1.983          2.223          330,553
                                                       2006      1.687          1.983          419,417
                                                       2005      1.514          1.687          413,666
                                                       2004      1.367          1.514          339,348
                                                       2003      1.000          1.367          187,936

  American Funds Growth Subaccount (Class 2) (3/03)..  2008      1.977          1.081          417,227
                                                       2007      1.802          1.977          564,018
                                                       2006      1.675          1.802          674,421
                                                       2005      1.476          1.675          705,710
                                                       2004      1.344          1.476          530,260
                                                       2003      1.000          1.344          353,348

  American Funds Growth-Income Subaccount (Class 2)
  (3/03).............................................  2008      1.689          1.025          730,641
                                                       2007      1.647          1.689          853,353
                                                       2006      1.464          1.647          957,822
                                                       2005      1.417          1.464          994,234
                                                       2004      1.315          1.417          988,909
                                                       2003      1.000          1.315          512,099

Capital Appreciation Fund
  Capital Appreciation Fund (3/03)...................  2006      1.661          1.639               --
                                                       2005      1.439          1.661           36,929
                                                       2004      1.233          1.439               --
                                                       2003      1.000          1.233               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/03).............................................  2006      1.738          2.250               --
                                                       2005      1.661          1.738           57,737
                                                       2004      1.295          1.661               --
                                                       2003      1.000          1.295               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/03).....................................  2008      1.500          1.432               --
                                                       2007      1.434          1.500               --
                                                       2006      1.261          1.434               --
                                                       2005      1.238          1.261            2,639
                                                       2004      1.207          1.238               --
                                                       2003      1.000          1.207               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/03).....................................  2008      1.306          1.230               --
                                                       2007      1.504          1.306               --
                                                       2006      1.485          1.504               --
                                                       2005      1.437          1.485               --
                                                       2004      1.322          1.437               --
                                                       2003      1.000          1.322               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.287          1.396               --
                                                       2005      1.197          1.287           42,240
                                                       2004      1.073          1.197               --
                                                       2003      1.000          1.073               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.284          1.428               --
                                                       2005      1.195          1.284           13,269
                                                       2004      1.066          1.195               --
                                                       2003      1.000          1.066               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/03)....................................  2008      2.028          1.134           53,423
                                                       2007      1.771          2.028           55,476
                                                       2006      1.628          1.771          203,293
                                                       2005      1.429          1.628          225,439
                                                       2004      1.271          1.429               --
                                                       2003      1.000          1.271               --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/03)................  2008      1.681          0.963               --
                                                       2007      1.613          1.681               --
                                                       2006      1.452          1.613               --
                                                       2005      1.232          1.452               --
                                                       2004      1.246          1.232               --
                                                       2003      1.000          1.246               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/03).............................................  2008      2.488          1.467           34,644
                                                       2007      2.210          2.488           78,518
                                                       2006      2.014          2.210          127,975
                                                       2005      1.748          2.014          125,475
                                                       2004      1.436          1.748            3,711
                                                       2003      1.000          1.436            3,716

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (3/03)..........................................  2006      1.493          1.726               --
                                                       2005      1.383          1.493          124,916
                                                       2004      1.258          1.383          121,408
                                                       2003      1.000          1.258           95,642

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.426          3.109               --
                                                       2007      2.725          3.426           19,841
                                                       2006      2.179          2.725           88,035
                                                       2005      1.751          2.179           70,329
                                                       2004      1.438          1.751            6,753
                                                       2003      1.000          1.438            6,755

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (3/03)...................................  2008      2.330          1.356           38,155
                                                       2007      2.067          2.330           70,031
                                                       2006      1.744          2.067           70,259
                                                       2005      1.621          1.744           71,171
                                                       2004      1.401          1.621           51,302
                                                       2003      1.000          1.401           38,721

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.656          1.970               --
                                                       2005      1.558          1.656          101,934
                                                       2004      1.376          1.558               --
                                                       2003      1.000          1.376               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.051          1.072               --
                                                       2005      1.063          1.051               --
                                                       2004      1.000          1.063               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/03).............................................  2006      1.241          1.279               --
                                                       2005      1.181          1.241               --
                                                       2004      1.117          1.181               --
                                                       2003      1.000          1.117               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/03)............................  2008      1.806          1.251               --
                                                       2007      1.520          1.806               --
                                                       2006      1.464          1.520               --
                                                       2005      1.335          1.464               --
                                                       2004      1.197          1.335               --
                                                       2003      1.000          1.197               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/03).....................................  2008      1.900          1.039               --
                                                       2007      1.599          1.900               --
                                                       2006      1.519          1.599               --
                                                       2005      1.395          1.519               --
                                                       2004      1.420          1.395               --
                                                       2003      1.000          1.420               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (3/03).....................................  2008      1.660          0.895               --
                                                       2007      1.555          1.660               --
                                                       2006      1.351          1.555               --
                                                       2005      1.310          1.351               --
                                                       2004      1.284          1.310               --
                                                       2003      1.000          1.284               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.511          1.684               --
                                                       2005      1.488          1.511           24,696
                                                       2004      1.327          1.488           16,625
                                                       2003      1.000          1.327           16,625

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2008      1.596          0.929          191,115
                                                       2007      1.664          1.596          205,057

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2008      1.564          1.079           22,520
                                                       2007      1.519          1.564           35,176

  LMPVET Equity Index Subaccount (Class II) (3/03)...  2008      1.587          0.968               --
                                                       2007      1.549          1.587            1,959
                                                       2006      1.378          1.549            1,921
                                                       2005      1.354          1.378            1,977
                                                       2004      1.258          1.354               --
                                                       2003      1.000          1.258               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2008      1.709          1.058          114,063
                                                       2007      1.794          1.709          122,629

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investors Subaccount (Class I) (3/03).......  2008      1.736          1.091            9,314
                                                       2007      1.711          1.736            9,571
                                                       2006      1.482          1.711            9,571
                                                       2005      1.425          1.482            9,314
                                                       2004      1.322          1.425           14,278
                                                       2003      1.000          1.322            9,314

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2008      1.456          0.891           23,585
                                                       2007      1.462          1.456           30,951

  LMPVET Small Cap Growth Subaccount (Class I)
  (3/03).............................................  2008      2.075          1.201           27,164
                                                       2007      1.933          2.075           30,998
                                                       2006      1.755          1.933           64,389
                                                       2005      1.714          1.755           57,869
                                                       2004      1.525          1.714               --
                                                       2003      1.000          1.525               --

  LMPVET Social Awareness Subaccount (5/04)..........  2008      1.248          0.911               --
                                                       2007      1.153          1.248               --
                                                       2006      1.097          1.153               --
                                                       2005      1.076          1.097               --
                                                       2004      1.000          1.076               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2008      0.989          0.761               --
                                                       2007      1.000          0.989               --
                                                       2006      0.983          1.000           42,986
                                                       2005      0.984          0.983           43,669
                                                       2004      0.996          0.984           43,669
                                                       2003      1.000          0.996               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).........  2007      1.734          1.814               --
                                                       2006      1.504          1.734           32,906
                                                       2005      1.480          1.504           32,906
                                                       2004      1.400          1.480           37,604
                                                       2003      1.000          1.400            8,989

  LMPVPI Large Cap Growth Subaccount (Class I)
  (3/03).............................................  2007      1.416          1.472               --
                                                       2006      1.392          1.416               --
                                                       2005      1.355          1.392               --
                                                       2004      1.381          1.355               --
                                                       2003      1.000          1.381               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (3/03).............................................  2007      1.651          1.705               --
                                                       2006      1.523          1.651           22,288
                                                       2005      1.419          1.523           22,017
                                                       2004      1.332          1.419               --
                                                       2003      1.000          1.332               --

  LMPVPII Growth and Income Subaccount (Class I)
  (3/03).............................................  2007      1.506          1.569               --
                                                       2006      1.372          1.506               --
                                                       2005      1.356          1.372               --
                                                       2004      1.282          1.356               --
                                                       2003      1.000          1.282               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.569          1.627               --
                                                       2006      1.371          1.569          250,604
                                                       2005      1.360          1.371          223,688
                                                       2004      1.236          1.360          174,071
                                                       2003      1.000          1.236          139,106

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.755          1.929               --
                                                       2006      1.601          1.755          181,253
                                                       2005      1.515          1.601          157,387
                                                       2004      1.251          1.515           65,269
                                                       2003      1.000          1.251           26,210

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.086          1.117               --
                                                       2005      1.071          1.086               --
                                                       2004      1.000          1.071               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.792          1.722               --
                                                       2007      1.730          1.792               --
                                                       2006      1.827          1.730               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2008      1.338          0.991           11,223
                                                       2007      1.334          1.338           10,774
                                                       2006      1.272          1.334           27,830

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.670          1.747               --
                                                       2006      1.586          1.670            9,217

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2008      1.736          1.063               --
                                                       2007      1.732          1.736            9,413

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2008      1.009          0.576               --
                                                       2007      1.214          1.009               --
                                                       2006      1.003          1.214          121,946

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2008      1.147          0.837               --
                                                       2007      1.186          1.147           20,339
                                                       2006      1.119          1.186               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2008      1.939          1.122           42,820
                                                       2007      2.003          1.939           56,979
                                                       2006      1.828          2.003           76,219

  MIST Janus Forty Subaccount (Class A) (4/06).......  2008      2.129          1.208           64,113
                                                       2007      1.671          2.129           52,617
                                                       2006      1.639          1.671           58,130

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2008      1.054          0.635               --
                                                       2007      1.196          1.054               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2008      1.219          0.890               --
                                                       2007      1.175          1.219               --
                                                       2006      1.117          1.175               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2008      1.400          1.115               --
                                                       2007      1.342          1.400               --
                                                       2006      1.288          1.342               --

MIST Lord Abbett Growth and Income Subaccount (Class
  B) (4/06) *
  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2008      1.047          0.626           65,473
                                                       2007      1.066          1.047           65,478
                                                       2006      0.970          1.066               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2008      1.579          0.884           10,977
                                                       2007      1.446          1.579               --
                                                       2006      1.471          1.446               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2008      1.318          0.790               --
                                                       2007      1.212          1.318               --
                                                       2006      1.227          1.212               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2008      3.113          1.418           22,456

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2008      2.387          1.343           21,699
                                                       2007      2.285          2.387           29,000

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2008      1.167          1.064           56,876
                                                       2007      1.108          1.167           36,531

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2008      1.574          1.032           13,115
                                                       2007      1.536          1.574           24,388
                                                       2006      1.436          1.536           39,472

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.098          1.209               --
                                                       2006      1.049          1.098               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2008      1.190          1.037           49,740
                                                       2007      1.143          1.190            8,071
                                                       2006      1.110          1.143           19,791

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2008      0.969          0.664           72,773
                                                       2007      1.023          0.969           47,440
                                                       2006      1.003          1.023           95,834

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2008      1.774          0.940           25,190
                                                       2007      1.509          1.774           41,940
                                                       2006      1.554          1.509           42,420

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2008      1.089          1.027           24,477
                                                       2007      1.049          1.089           58,276
                                                       2006      1.016          1.049           74,806

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2008      1.026          1.031               --
                                                       2007      1.001          1.026               --
                                                       2006      0.984          1.001               --

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2008      1.426          0.876               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2008      1.416          0.763           40,154
                                                       2007      1.396          1.416           43,348
                                                       2006      1.384          1.396           50,226

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2008      1.564          0.931           33,677
                                                       2007      1.539          1.564           41,358
                                                       2006      1.509          1.539           41,194

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2008      1.063          0.618               --
                                                       2007      1.055          1.063               --
                                                       2006      1.002          1.055               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2008      1.069          0.893               --
                                                       2007      1.037          1.069               --
                                                       2006      1.001          1.037               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2008      1.068          0.817               --
                                                       2007      1.044          1.068               --
                                                       2006      1.002          1.044               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2008      1.068          0.744           43,415
                                                       2007      1.049          1.068           43,448
                                                       2006      1.002          1.049           43,771

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2008      1.068          0.677          121,486
                                                       2007      1.054          1.068          125,893
                                                       2006      1.002          1.054          128,916

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2008      1.418          1.076          181,273
                                                       2007      1.395          1.418          272,712
                                                       2006      1.312          1.395          339,195

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2008      1.442          1.030               --
                                                       2007      1.373          1.442           24,427
                                                       2006      1.249          1.373           24,555

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2008      1.023          0.629          139,877
                                                       2008      1.085          1.023          175,840
                                                       2007      1.045          1.085          171,983
                                                       2006      0.996          1.045          237,224

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2008      1.133          0.641           21,706
                                                       2007      1.063          1.133           21,706
                                                       2006      0.998          1.063           74,146

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.171          0.765               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.133          1.173               --
                                                       2006      1.072          1.133               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2008      1.075          1.048           13,965
                                                       2007      1.054          1.075           40,583
                                                       2006      1.024          1.054           65,831

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Money Market Portfolio
  Money Market Subaccount (3/03).....................  2006      0.978          0.984               --
                                                       2005      0.973          0.978               --
                                                       2004      0.987          0.973               --
                                                       2003      1.000          0.987               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.101          1.161               --
                                                       2005      1.067          1.101               --
                                                       2004      1.000          1.067               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.084          1.103               --
                                                       2006      1.103          1.084           81,701
                                                       2005      1.107          1.103           70,311
                                                       2004      1.041          1.107           79,007
                                                       2003      1.000          1.041           35,253

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)......................................  2008      1.122          1.148          326,093
                                                       2007      1.056          1.122          323,740
                                                       2006      1.042          1.056          392,715
                                                       2005      1.042          1.042          412,790
                                                       2004      1.017          1.042          510,483
                                                       2003      1.000          1.017          233,698

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).........................................  2007      2.127          2.297               --
                                                       2006      1.706          2.127           36,398
                                                       2005      1.557          1.706           36,398
                                                       2004      1.373          1.557           36,398
                                                       2003      1.000          1.373           21,699

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/03).............................................  2007      2.269          2.417               --
                                                       2006      1.982          2.269            6,809
                                                       2005      1.896          1.982            6,812
                                                       2004      1.539          1.896            6,816
                                                       2003      1.000          1.539            6,816

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (3/03).............................................  2006      1.385          1.471               --
                                                       2005      1.305          1.385           23,629
                                                       2004      1.255          1.305           23,629
                                                       2003      1.000          1.255               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Convertible Securities Subaccount
  (3/03).............................................  2006      1.212          1.288               --
                                                       2005      1.236          1.212               --
                                                       2004      1.191          1.236               --
                                                       2003      1.000          1.191               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/03).............................................  2006      1.677          1.827               --
                                                       2005      1.528          1.677               --
                                                       2004      1.344          1.528               --
                                                       2003      1.000          1.344               --

  Travelers Equity Income Subaccount (3/03)..........  2006      1.440          1.509               --
                                                       2005      1.411          1.440           48,685
                                                       2004      1.316          1.411           41,242
                                                       2003      1.000          1.316           24,196

  Travelers Federated High Yield Subaccount (3/03)...  2006      1.244          1.272               --
                                                       2005      1.243          1.244            1,829
                                                       2004      1.153          1.243               --
                                                       2003      1.000          1.153               --

  Travelers Federated Stock Subaccount (3/03)........  2006      1.430          1.476               --
                                                       2005      1.390          1.430               --
                                                       2004      1.288          1.390               --
                                                       2003      1.000          1.288               --

  Travelers Large Cap Subaccount (3/03)..............  2006      1.347          1.384               --
                                                       2005      1.269          1.347           27,164
                                                       2004      1.220          1.269           27,182
                                                       2003      1.000          1.220           17,177

  Travelers Managed Allocation Series: Aggressive
  Subaccount (9/05)..................................  2006      1.025          1.087               --
                                                       2005      1.000          1.025               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)..................................  2006      1.006          1.007               --
                                                       2005      1.000          1.006               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.035          1.069               --
                                                       2005      1.000          1.035           43,357

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (6/05).......................  2006      1.048          1.090               --
                                                       2005      1.000          1.048          118,459

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.021          1.038               --
                                                       2005      1.000          1.021               --

  Travelers Mercury Large Cap Core Subaccount
  (3/03).............................................  2006      1.498          1.586               --
                                                       2005      1.369          1.498               --
                                                       2004      1.210          1.369               --
                                                       2003      1.000          1.210               --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/03)..  2006      1.473          1.554               --
                                                       2005      1.464          1.473           32,627
                                                       2004      1.314          1.464               --
                                                       2003      1.000          1.314               --

  Travelers MFS(R) Total Return Subaccount (3/03)....  2006      1.274          1.312               --
                                                       2005      1.268          1.274          320,008
                                                       2004      1.165          1.268           95,802
                                                       2003      1.000          1.165           99,032

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.159          1.249               --
                                                       2005      1.115          1.159           29,019
                                                       2004      1.000          1.115               --

  Travelers Mondrian International Stock Subaccount
  (3/03).............................................  2006      1.595          1.828               --
                                                       2005      1.492          1.595           68,559
                                                       2004      1.320          1.492           66,388
                                                       2003      1.000          1.320           28,922

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.357          1.436               --
                                                       2005      1.311          1.357           35,580
                                                       2004      1.209          1.311            7,631
                                                       2003      1.000          1.209               --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      0.999          1.049               --
                                                       2005      1.000          0.999               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.102          1.110               --
                                                       2005      1.088          1.102           39,186
                                                       2004      1.000          1.088               --

  Travelers Quality Bond Subaccount (3/03)...........  2006      1.028          1.016               --
                                                       2005      1.036          1.028           72,688
                                                       2004      1.027          1.036               --
                                                       2003      1.000          1.027               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Strategic Equity Subaccount (3/03).......  2006      1.357          1.412               --
                                                       2005      1.362          1.357           48,055
                                                       2004      1.266          1.362           46,408
                                                       2003      1.000          1.266           22,626

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.069          1.227               --
                                                       2005      1.000          1.069               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.978          1.119               --
                                                       2005      1.000          0.978               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.065          1.024               --
                                                       2005      1.045          1.065           48,523
                                                       2004      1.000          1.045               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/03).............................................  2008      1.646          1.032               --
                                                       2007      1.727          1.646               --
                                                       2006      1.524          1.727          116,213
                                                       2005      1.499          1.524          120,428
                                                       2004      1.308          1.499               --
                                                       2003      1.000          1.308               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/03).............................................  2008      1.494          0.830               --
                                                       2007      1.361          1.494               --
                                                       2006      1.306          1.361               --
                                                       2005      1.240          1.306               --
                                                       2004      1.223          1.240               --
                                                       2003      1.000          1.223               --




          PORTFOLIO ARCHITECT ACCESS -- SEPARATE ACCOUNT CHARGES 2.50%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/03)...................................  2006      1.407          1.364               --
                                                       2005      1.256          1.407               --
                                                       2004      1.189          1.256           19,490
                                                       2003      1.000          1.189               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (3/03).............................................  2008      2.213          1.330           37,579
                                                       2007      1.976          2.213           37,983
                                                       2006      1.682          1.976           41,518
                                                       2005      1.512          1.682           48,869
                                                       2004      1.366          1.512           22,333
                                                       2003      1.000          1.366            4,404

  American Funds Growth Subaccount (Class 2) (3/03)..  2008      1.967          1.075           90,777
                                                       2007      1.796          1.967          246,651
                                                       2006      1.670          1.796          280,170
                                                       2005      1.474          1.670          289,549
                                                       2004      1.343          1.474           85,884
                                                       2003      1.000          1.343           20,944

  American Funds Growth-Income Subaccount (Class 2)
  (3/03).............................................  2008      1.681          1.019           95,479
                                                       2007      1.641          1.681          275,113
                                                       2006      1.460          1.641          308,971
                                                       2005      1.414          1.460          313,917
                                                       2004      1.314          1.414          103,217
                                                       2003      1.000          1.314           18,526

Capital Appreciation Fund
  Capital Appreciation Fund (3/03)...................  2006      1.656          1.634               --
                                                       2005      1.437          1.656           11,889
                                                       2004      1.232          1.437           16,239
                                                       2003      1.000          1.232            4,262

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/03).............................................  2006      1.733          2.242               --
                                                       2005      1.658          1.733           15,593
                                                       2004      1.294          1.658           13,848
                                                       2003      1.000          1.294            1,441

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/03).....................................  2008      1.493          1.425               --
                                                       2007      1.429          1.493               --
                                                       2006      1.258          1.429               --
                                                       2005      1.235          1.258               --
                                                       2004      1.206          1.235            2,778
                                                       2003      1.000          1.206               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/03).....................................  2008      1.300          1.223               --
                                                       2007      1.499          1.300               --
                                                       2006      1.481          1.499           12,569
                                                       2005      1.435          1.481           26,918
                                                       2004      1.321          1.435           22,583
                                                       2003      1.000          1.321            3,903

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.284          1.393               --
                                                       2005      1.195          1.284           61,267
                                                       2004      1.073          1.195           94,471
                                                       2003      1.000          1.073               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.282          1.425               --
                                                       2005      1.193          1.282           19,528
                                                       2004      1.066          1.193           19,916
                                                       2003      1.000          1.066               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/03)....................................  2008      2.018          1.128            2,486
                                                       2007      1.764          2.018            2,322
                                                       2006      1.623          1.764           12,148
                                                       2005      1.427          1.623           13,915
                                                       2004      1.270          1.427           11,830
                                                       2003      1.000          1.270            4,088

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/03)................  2008      1.673          0.957               --
                                                       2007      1.607          1.673               --
                                                       2006      1.448          1.607               --
                                                       2005      1.230          1.448               --
                                                       2004      1.245          1.230               --
                                                       2003      1.000          1.245               --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/03).............................................  2008      2.476          1.458            4,410
                                                       2007      2.202          2.476           61,374
                                                       2006      2.008          2.202           60,071
                                                       2005      1.744          2.008           69,170
                                                       2004      1.435          1.744           13,003
                                                       2003      1.000          1.435               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (3/03)..........................................  2006      1.489          1.719               --
                                                       2005      1.381          1.489           22,508
                                                       2004      1.257          1.381           22,850
                                                       2003      1.000          1.257           15,059

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.410          3.093               --
                                                       2007      2.715          3.410           13,379
                                                       2006      2.173          2.715           17,464
                                                       2005      1.748          2.173           19,543
                                                       2004      1.437          1.748            8,413
                                                       2003      1.000          1.437            4,337

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (3/03)...................................  2008      2.319          1.348           30,384
                                                       2007      2.060          2.319           93,644
                                                       2006      1.739          2.060           95,078
                                                       2005      1.618          1.739           99,690
                                                       2004      1.400          1.618           14,636
                                                       2003      1.000          1.400               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.652          1.963               --
                                                       2005      1.556          1.652           20,050
                                                       2004      1.375          1.556           18,822
                                                       2003      1.000          1.375            3,779

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.050          1.070               --
                                                       2005      1.062          1.050               --
                                                       2004      1.000          1.062               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/03).............................................  2006      1.238          1.275               --
                                                       2005      1.179          1.238            8,512
                                                       2004      1.116          1.179            8,903
                                                       2003      1.000          1.116               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/03)............................  2008      1.797          1.244               --
                                                       2007      1.514          1.797               --
                                                       2006      1.460          1.514               --
                                                       2005      1.333          1.460           15,016
                                                       2004      1.196          1.333           15,706
                                                       2003      1.000          1.196               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/03).....................................  2008      1.891          1.033               --
                                                       2007      1.593          1.891               --
                                                       2006      1.515          1.593               --
                                                       2005      1.392          1.515               --
                                                       2004      1.419          1.392               --
                                                       2003      1.000          1.419            1,252

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (3/03).....................................  2008      1.652          0.889               --
                                                       2007      1.549          1.652               --
                                                       2006      1.347          1.549               --
                                                       2005      1.308          1.347               --
                                                       2004      1.283          1.308               --
                                                       2003      1.000          1.283               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.507          1.678               --
                                                       2005      1.486          1.507            7,009
                                                       2004      1.326          1.486            7,329
                                                       2003      1.000          1.326               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2008      1.589          0.923            8,954
                                                       2007      1.657          1.589            9,483

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2008      1.556          1.073            9,733
                                                       2007      1.512          1.556           10,206

  LMPVET Equity Index Subaccount (Class II) (3/03)...  2008      1.579          0.963               --
                                                       2007      1.543          1.579               --
                                                       2006      1.374          1.543           19,303
                                                       2005      1.352          1.374           19,303
                                                       2004      1.257          1.352           19,303
                                                       2003      1.000          1.257           19,303

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2008      1.701          1.052               --
                                                       2007      1.787          1.701               --

  LMPVET Investors Subaccount (Class I) (3/03).......  2008      1.727          1.084               --
                                                       2007      1.705          1.727               --
                                                       2006      1.478          1.705               --
                                                       2005      1.422          1.478            7,044
                                                       2004      1.321          1.422            7,368
                                                       2003      1.000          1.321               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2008      1.449          0.886               --
                                                       2007      1.456          1.449               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (3/03).............................................  2008      2.066          1.194            4,386
                                                       2007      1.925          2.066            4,386
                                                       2006      1.751          1.925            4,386
                                                       2005      1.711          1.751            4,386
                                                       2004      1.524          1.711            4,787
                                                       2003      1.000          1.524            2,732

  LMPVET Social Awareness Subaccount (5/04)..........  2008      1.244          0.907               --
                                                       2007      1.150          1.244               --
                                                       2006      1.095          1.150               --
                                                       2005      1.075          1.095               --
                                                       2004      1.000          1.075               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2008      0.985          0.757               --
                                                       2007      0.996          0.985               --
                                                       2006      0.981          0.996               --
                                                       2005      0.983          0.981            3,567
                                                       2004      0.996          0.983            3,300
                                                       2003      1.000          0.996               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).........  2007      1.727          1.807               --
                                                       2006      1.499          1.727            5,611
                                                       2005      1.477          1.499           16,304
                                                       2004      1.399          1.477           14,411
                                                       2003      1.000          1.399            1,350

  LMPVPI Large Cap Growth Subaccount (Class I)
  (3/03).............................................  2007      1.411          1.466               --
                                                       2006      1.388          1.411               --
                                                       2005      1.353          1.388            6,922
                                                       2004      1.380          1.353            7,240
                                                       2003      1.000          1.380               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (3/03).............................................  2007      1.645          1.698               --
                                                       2006      1.518          1.645           15,412
                                                       2005      1.417          1.518           20,207
                                                       2004      1.331          1.417           18,249
                                                       2003      1.000          1.331            1,419

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPII Growth and Income Subaccount (Class I)
  (3/03).............................................  2007      1.500          1.562               --
                                                       2006      1.368          1.500           14,858
                                                       2005      1.354          1.368           14,858
                                                       2004      1.281          1.354           14,858
                                                       2003      1.000          1.281           14,858

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.564          1.620               --
                                                       2006      1.367          1.564           20,683
                                                       2005      1.357          1.367           21,820
                                                       2004      1.235          1.357           21,310
                                                       2003      1.000          1.235            5,744

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.748          1.921               --
                                                       2006      1.597          1.748           17,088
                                                       2005      1.513          1.597           16,868
                                                       2004      1.250          1.513           19,028
                                                       2003      1.000          1.250            3,279

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.084          1.115               --
                                                       2005      1.070          1.084               --
                                                       2004      1.000          1.070               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.783          1.714               --
                                                       2007      1.724          1.783               --
                                                       2006      1.821          1.724               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2008      1.332          0.986           48,851
                                                       2007      1.329          1.332           55,761
                                                       2006      1.269          1.329           67,001

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.664          1.740               --
                                                       2006      1.581          1.664           21,800

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2008      1.728          1.056           20,014
                                                       2007      1.725          1.728           21,801

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2008      1.008          0.574               --
                                                       2007      1.213          1.008               --
                                                       2006      1.003          1.213            9,489

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2008      1.144          0.834               --
                                                       2007      1.184          1.144            5,684
                                                       2006      1.118          1.184               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2008      1.930          1.116            5,892
                                                       2007      1.996          1.930            8,175
                                                       2006      1.822          1.996            8,121

  MIST Janus Forty Subaccount (Class A) (4/06).......  2008      2.119          1.201            2,156
                                                       2007      1.665          2.119               --
                                                       2006      1.634          1.665            4,262

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2008      1.051          0.632               --
                                                       2007      1.193          1.051               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2008      1.215          0.886               --
                                                       2007      1.172          1.215               --
                                                       2006      1.115          1.172               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2008      1.394          1.109               --
                                                       2007      1.337          1.394               --
                                                       2006      1.284          1.337               --

MIST Lord Abbett Growth and Income Subaccount (Class
  B) (4/06) *
  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2008      1.045          0.624           25,148
                                                       2007      1.065          1.045           25,199
                                                       2006      0.970          1.065               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2008      1.572          0.879               --
                                                       2007      1.440          1.572               --
                                                       2006      1.467          1.440            4,123

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2008      1.314          0.787               --
                                                       2007      1.210          1.314               --
                                                       2006      1.226          1.210               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2008      3.097          1.410           12,738

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2008      2.375          1.335               --
                                                       2007      2.275          2.375               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2008      1.161          1.058           19,162
                                                       2007      1.103          1.161           25,960

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2008      1.567          1.026               --
                                                       2007      1.530          1.567               --
                                                       2006      1.432          1.530               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.097          1.207               --
                                                       2006      1.048          1.097               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2008      1.186          1.032            3,230
                                                       2007      1.140          1.186               --
                                                       2006      1.108          1.140               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2008      0.967          0.662           32,586
                                                       2007      1.023          0.967           34,986
                                                       2006      1.003          1.023           29,909

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2008      1.766          0.934            4,904
                                                       2007      1.504          1.766            8,938
                                                       2006      1.550          1.504            7,581

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2008      1.084          1.021               --
                                                       2007      1.045          1.084               --
                                                       2006      1.012          1.045               --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2008      1.021          1.025           61,233
                                                       2007      0.997          1.021           64,210
                                                       2006      0.981          0.997               --

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2008      1.419          0.871               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2008      1.409          0.759            4,957
                                                       2007      1.390          1.409            5,198
                                                       2006      1.380          1.390           19,765

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2008      1.557          0.926            9,301
                                                       2007      1.534          1.557            9,753
                                                       2006      1.504          1.534           18,479

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2008      1.061          0.616               --
                                                       2007      1.054          1.061               --
                                                       2006      1.002          1.054               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2008      1.067          0.891               --
                                                       2007      1.036          1.067               --
                                                       2006      1.001          1.036               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2008      1.066          0.815               --
                                                       2007      1.043          1.066               --
                                                       2006      1.002          1.043               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2008      1.067          0.742          115,025
                                                       2007      1.048          1.067          115,025
                                                       2006      1.002          1.048          115,025

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2008      1.066          0.675               --
                                                       2007      1.053          1.066               --
                                                       2006      1.002          1.053               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2008      1.412          1.070           24,779
                                                       2007      1.390          1.412           19,670
                                                       2006      1.308          1.390           20,557

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2008      1.437          1.020               --
                                                       2007      1.369          1.437           49,376
                                                       2006      1.246          1.369           50,405

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2008      1.021          0.628          103,541
                                                       2008      1.083          1.021           98,239
                                                       2007      1.045          1.083           93,814
                                                       2006      0.996          1.045          113,754

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2008      1.131          0.640               --
                                                       2007      1.062          1.131               --
                                                       2006      0.998          1.062               --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.165          0.761               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.130          1.170               --
                                                       2006      1.070          1.130               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2008      1.071          1.043               --
                                                       2007      1.051          1.071               --
                                                       2006      1.022          1.051               --

Money Market Portfolio
  Money Market Subaccount (3/03).....................  2006      0.975          0.981               --
                                                       2005      0.972          0.975               --
                                                       2004      0.986          0.972          236,669
                                                       2003      1.000          0.986           50,215

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.099          1.158               --
                                                       2005      1.066          1.099            7,810
                                                       2004      1.000          1.066            7,810

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.081          1.099               --
                                                       2006      1.100          1.081           27,213
                                                       2005      1.105          1.100           28,366
                                                       2004      1.040          1.105           26,894
                                                       2003      1.000          1.040               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)......................................  2008      1.116          1.141           44,743
                                                       2007      1.052          1.116           49,474
                                                       2006      1.039          1.052           65,603
                                                       2005      1.040          1.039           65,182
                                                       2004      1.017          1.040           97,579
                                                       2003      1.000          1.017           20,129

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).........................................  2007      2.119          2.288               --
                                                       2006      1.701          2.119               --
                                                       2005      1.555          1.701               --
                                                       2004      1.372          1.555               --
                                                       2003      1.000          1.372               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/03).............................................  2007      2.261          2.407               --
                                                       2006      1.976          2.261            4,315
                                                       2005      1.893          1.976            5,279
                                                       2004      1.538          1.893            4,707
                                                       2003      1.000          1.538            2,746

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (3/03).............................................  2006      1.381          1.467               --
                                                       2005      1.303          1.381            4,123
                                                       2004      1.254          1.303            4,123
                                                       2003      1.000          1.254            4,123

  Travelers Convertible Securities Subaccount
  (3/03).............................................  2006      1.208          1.284               --
                                                       2005      1.234          1.208            7,923
                                                       2004      1.191          1.234            8,287
                                                       2003      1.000          1.191               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/03).............................................  2006      1.673          1.821               --
                                                       2005      1.525          1.673            6,866
                                                       2004      1.343          1.525            7,179
                                                       2003      1.000          1.343            1,359

  Travelers Equity Income Subaccount (3/03)..........  2006      1.436          1.504               --
                                                       2005      1.409          1.436           25,801
                                                       2004      1.315          1.409           26,137
                                                       2003      1.000          1.315           19,911

  Travelers Federated High Yield Subaccount (3/03)...  2006      1.241          1.269               --
                                                       2005      1.240          1.241           75,587
                                                       2004      1.152          1.240           72,954
                                                       2003      1.000          1.152               --

  Travelers Federated Stock Subaccount (3/03)........  2006      1.426          1.472               --
                                                       2005      1.388          1.426            7,268
                                                       2004      1.287          1.388            7,137
                                                       2003      1.000          1.287               --

  Travelers Large Cap Subaccount (3/03)..............  2006      1.343          1.380               --
                                                       2005      1.267          1.343           19,765
                                                       2004      1.219          1.267           19,765
                                                       2003      1.000          1.219           19,765

  Travelers Managed Allocation Series: Aggressive
  Subaccount (9/05)..................................  2006      1.024          1.086               --
                                                       2005      1.000          1.024               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)..................................  2006      1.006          1.006               --
                                                       2005      1.000          1.006               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.035          1.068               --
                                                       2005      1.000          1.035          107,862

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (6/05).......................  2006      1.047          1.089               --
                                                       2005      1.000          1.047               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.021          1.037               --
                                                       2005      1.000          1.021               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mercury Large Cap Core Subaccount
  (3/03).............................................  2006      1.493          1.581               --
                                                       2005      1.366          1.493           19,236
                                                       2004      1.209          1.366           39,462
                                                       2003      1.000          1.209            3,277

  Travelers MFS(R) Mid Cap Growth Subaccount (3/03)..  2006      1.469          1.550               --
                                                       2005      1.461          1.469            4,904
                                                       2004      1.313          1.461            5,352
                                                       2003      1.000          1.313            4,392

  Travelers MFS(R) Total Return Subaccount (3/03)....  2006      1.271          1.308               --
                                                       2005      1.265          1.271           36,705
                                                       2004      1.164          1.265           37,352
                                                       2003      1.000          1.164           11,563

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.157          1.246               --
                                                       2005      1.114          1.157           48,483
                                                       2004      1.000          1.114            4,865

  Travelers Mondrian International Stock Subaccount
  (3/03).............................................  2006      1.591          1.822               --
                                                       2005      1.489          1.591            7,085
                                                       2004      1.319          1.489            5,892
                                                       2003      1.000          1.319               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.353          1.432               --
                                                       2005      1.309          1.353               --
                                                       2004      1.208          1.309               --
                                                       2003      1.000          1.208               --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      0.999          1.048               --
                                                       2005      1.000          0.999               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.100          1.108               --
                                                       2005      1.088          1.100            1,617
                                                       2004      1.000          1.088            1,587

  Travelers Quality Bond Subaccount (3/03)...........  2006      1.025          1.012               --
                                                       2005      1.034          1.025               --
                                                       2004      1.026          1.034               --
                                                       2003      1.000          1.026           36,964

  Travelers Strategic Equity Subaccount (3/03).......  2006      1.353          1.408               --
                                                       2005      1.360          1.353               --
                                                       2004      1.265          1.360               --
                                                       2003      1.000          1.265               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.068          1.226               --
                                                       2005      1.000          1.068               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.977          1.118               --
                                                       2005      1.000          0.977               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.063          1.022               --
                                                       2005      1.045          1.063               --
                                                       2004      1.000          1.045               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/03).............................................  2008      1.639          1.026               --
                                                       2007      1.720          1.639               --
                                                       2006      1.520          1.720            7,970
                                                       2005      1.497          1.520           15,126
                                                       2004      1.307          1.497           15,455
                                                       2003      1.000          1.307            7,970

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/03).............................................  2008      1.487          0.826               --
                                                       2007      1.356          1.487               --
                                                       2006      1.302          1.356           11,252
                                                       2005      1.237          1.302           11,252
                                                       2004      1.222          1.237           11,252
                                                       2003      1.000          1.222           11,252




---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2008.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2008 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation V.I. Portfolio was replaced by Metropolitan Series Fund, Inc.- Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate -- Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate -- Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Large Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio was merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Janus Aspen Series-Worldwide Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

           CONDENSED FINANCIAL INFORMATION -- SCUDDER ADVOCATE ADVISOR

--------------------------------------------------------------------------------

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

           SCUDDER ADVOCATE ADVISOR -- SEPARATE ACCOUNT CHARGES 1.90%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (6/03)...............  2008      2.160          1.434            4,372
                                                       2007      1.825          2.160            4,902
                                                       2006      1.483          1.825            7,122
                                                       2005      1.293          1.483           10,355
                                                       2004      1.067          1.293            5,022
                                                       2003      1.000          1.067            1,646

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.154          1.159               --
                                                       2005      1.087          1.154           36,816
                                                       2004      1.063          1.087          281,136
                                                       2003      1.000          1.063          271,504

  Alger American Capital Appreciation Subaccount
  (Class S) (6/03)...................................  2008      2.029          1.089               --
                                                       2007      1.552          2.029               --
                                                       2006      1.330          1.552               --
                                                       2005      1.187          1.330               --
                                                       2004      1.121          1.187               --
                                                       2003      1.000          1.121               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/03).............................................  2007      2.641          2.764               --
                                                       2006      2.031          2.641            1,468
                                                       2005      1.618          2.031            6,182
                                                       2004      1.320          1.618            6,743
                                                       2003      1.000          1.320               --

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2008      1.710          0.893               --
                                                       2007      1.815          1.710               --
                                                       2006      1.634          1.815               --
                                                       2005      1.434          1.634               --
                                                       2004      1.238          1.434               --
                                                       2003      1.000          1.238               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2008      1.476          1.447               --
                                                       2007      1.484          1.476               --
                                                       2006      1.404          1.484            1,968
                                                       2005      1.314          1.404            8,278
                                                       2004      1.172          1.314            8,324
                                                       2003      1.000          1.172               --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (6/03)............................  2008      1.338          0.859               --
                                                       2007      1.269          1.338               --
                                                       2006      1.187          1.269               --
                                                       2005      1.170          1.187               --
                                                       2004      1.126          1.170               --
                                                       2003      1.000          1.126               --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2008      1.170          1.112               --
                                                       2007      1.137          1.170          146,317
                                                       2006      1.006          1.137          147,000
                                                       2005      1.000          1.006          146,886

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2008      1.802          1.849               --
                                                       2007      2.195          1.802            7,686
                                                       2006      1.631          2.195           15,634
                                                       2005      1.493          1.631           22,441
                                                       2004      1.164          1.493           66,006
                                                       2003      1.000          1.164           61,537

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (7/05)..............  2007      1.019          1.038               --
                                                       2006      0.996          1.019               --
                                                       2005      1.000          0.996               --

  DWSI Capital Growth Subaccount (Class B) (6/03)....  2008      1.464          0.959            9,620
                                                       2007      1.330          1.464            9,628
                                                       2006      1.253          1.330           14,437
                                                       2005      1.177          1.253           10,624
                                                       2004      1.115          1.177            7,710
                                                       2003      1.000          1.115            7,690

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSI Global Opportunities Subaccount (Class B)
  (6/03).............................................  2008      2.242          1.096            3,466
                                                       2007      2.098          2.242            7,425
                                                       2006      1.755          2.098            4,174
                                                       2005      1.515          1.755            4,244
                                                       2004      1.254          1.515            5,734
                                                       2003      1.000          1.254               --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2008      1.388          1.302               --
                                                       2007      1.401          1.388            7,591
                                                       2006      1.260          1.401           16,628
                                                       2005      1.215          1.260           33,698
                                                       2004      1.128          1.215          128,831
                                                       2003      1.000          1.128          102,533

  DWSI Health Care Subaccount (Class B) (6/03).......  2008      1.466          1.101            3,508
                                                       2007      1.324          1.466            3,731
                                                       2006      1.276          1.324            9,392
                                                       2005      1.203          1.276           14,240
                                                       2004      1.123          1.203           15,771
                                                       2003      1.000          1.123           11,307

  DWSI International Subaccount (Class B) (6/03).....  2008      2.117          2.025               --
                                                       2007      1.889          2.117            7,771
                                                       2006      1.535          1.889           18,284
                                                       2005      1.352          1.535           23,974
                                                       2004      1.185          1.352           14,038
                                                       2003      1.000          1.185            1,571

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (6/03)..........................................  2006      1.207          1.262               --
                                                       2005      1.236          1.207            1,820
                                                       2004      1.130          1.236            2,210
                                                       2003      1.000          1.130            2,181

  DWSII All Cap Growth Subaccount (Class B) (6/03)...  2006      1.428          1.573               --
                                                       2005      1.286          1.428            3,247
                                                       2004      1.176          1.286            4,298
                                                       2003      1.000          1.176            4,286

  DWSII Balanced Subaccount (Class B) (6/03).........  2008      1.249          1.214               --
                                                       2007      1.219          1.249            8,051
                                                       2006      1.131          1.219           28,672
                                                       2005      1.110          1.131           32,929
                                                       2004      1.063          1.110          276,203
                                                       2003      1.000          1.063          243,527

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2008      1.613          1.510               --
                                                       2007      1.594          1.613            7,856
                                                       2006      1.411          1.594           14,693
                                                       2005      1.311          1.411           74,447
                                                       2004      1.156          1.311           80,826
                                                       2003      1.000          1.156            2,385

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.189          0.899               --
                                                       2007      1.157          1.189               --
                                                       2006      1.084          1.157               --
                                                       2005      1.058          1.084               --
                                                       2004      1.000          1.058               --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2008      1.047          1.009               --
                                                       2007      1.029          1.047           11,355
                                                       2006      1.009          1.029           32,057
                                                       2005      1.010          1.009          293,740
                                                       2004      0.989          1.010           49,979
                                                       2003      1.000          0.989           29,546

  DWSII Davis Venture Value Subaccount (Class B)
  (6/03).............................................  2008      1.556          1.506               --
                                                       2007      1.523          1.556           12,469
                                                       2006      1.357          1.523           42,412
                                                       2005      1.266          1.357           92,299
                                                       2004      1.158          1.266           92,416
                                                       2003      1.000          1.158           40,409

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2008      1.522          1.450               --
                                                       2007      1.587          1.522           18,993
                                                       2006      1.368          1.587           37,316
                                                       2005      1.297          1.368          236,707
                                                       2004      1.163          1.297           51,399
                                                       2003      1.000          1.163           40,683

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (6/03)..........................................  2006      1.652          2.019           24,075
                                                       2005      1.533          1.652           34,854
                                                       2004      1.245          1.533           34,369
                                                       2003      1.000          1.245           18,058

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.131          1.355               --
                                                       2005      1.053          1.131          234,832
                                                       2004      1.000          1.053               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Global Thematic Subaccount (Class B) (6/03)..  2008      2.103          1.076               56
                                                       2007      2.025          2.103              194
                                                       2006      1.592          2.025              544
                                                       2005      1.324          1.592            7,327
                                                       2004      1.180          1.324            7,838
                                                       2003      1.000          1.180            1,577

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2008      1.068          1.095           17,119
                                                       2007      1.031          1.068           18,155
                                                       2006      1.013          1.031           34,570
                                                       2005      1.010          1.013           37,232
                                                       2004      0.996          1.010          127,075
                                                       2003      1.000          0.996          137,111

  DWSII Growth Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.305          0.838               --
                                                       2007      1.259          1.305               --
                                                       2006      1.139          1.259               --
                                                       2005      1.095          1.139               --
                                                       2004      1.000          1.095               --

  DWSII High Income Subaccount (Class B) (6/03)......  2008      1.299          1.283               --
                                                       2007      1.317          1.299            3,131
                                                       2006      1.219          1.317           13,619
                                                       2005      1.201          1.219          250,222
                                                       2004      1.092          1.201           54,805
                                                       2003      1.000          1.092           29,289

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.058          1.076               --
                                                       2005      1.042          1.058           76,790
                                                       2004      1.000          1.042               --

  DWSII Index 500 Subaccount (Class B) (6/03)........  2005      1.222          1.242               --
                                                       2004      1.132          1.222          118,127
                                                       2003      1.000          1.132               --

  DWSII International Select Equity Subaccount (Class
  B) (6/03)..........................................  2008      2.189          2.109               --
                                                       2007      1.920          2.189              126
                                                       2006      1.565          1.920              384
                                                       2005      1.399          1.565              710
                                                       2004      1.210          1.399              988
                                                       2003      1.000          1.210            1,023

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Janus Growth & Income Subaccount (Class B)
  (6/03).............................................  2008      1.477          1.417               --
                                                       2007      1.418          1.477               --
                                                       2006      1.338          1.418               --
                                                       2005      1.221          1.338               --
                                                       2004      1.120          1.221               --
                                                       2003      1.000          1.120               --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (6/03)..........................................  2006      1.285          1.268               --
                                                       2005      1.223          1.285               --
                                                       2004      1.110          1.223               --
                                                       2003      1.000          1.110               --

  DWSII Large Cap Core Subaccount (Class B) (11/04)..  2006      1.149          1.271               --
                                                       2005      1.037          1.149               --
                                                       2004      1.000          1.037               --

  DWSII Large Cap Value Subaccount (Class B) (6/03)..  2008      1.556          1.533               --
                                                       2007      1.407          1.556            8,697
                                                       2006      1.247          1.407           22,533
                                                       2005      1.251          1.247           28,002
                                                       2004      1.163          1.251           24,683
                                                       2003      1.000          1.163           12,013

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (6/03).............................................  2006      1.261          1.296               --
                                                       2005      1.293          1.261               --
                                                       2004      1.122          1.293          241,423
                                                       2003      1.000          1.122          241,423

  DWSII Mid Cap Growth Subaccount (Class B) (6/03)...  2008      1.530          1.439               --
                                                       2007      1.445          1.530               --
                                                       2006      1.333          1.445               --
                                                       2005      1.184          1.333               --
                                                       2004      1.165          1.184               --
                                                       2003      1.000          1.165               --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.245          0.851               --
                                                       2007      1.208          1.245               --
                                                       2006      1.110          1.208               --
                                                       2005      1.076          1.110               --
                                                       2004      1.000          1.076               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Money Market Subaccount (Class B) (6/03).....  2008      1.031          1.034               --
                                                       2007      1.004          1.031               --
                                                       2006      0.982          1.004            5,142
                                                       2005      0.977          0.982           16,033
                                                       2004      0.990          0.977           16,033
                                                       2003      1.000          0.990            5,142

  DWSII Oak Strategic Equity Subaccount (Class B)
  (6/03).............................................  2006      1.107          1.129               --
                                                       2005      1.182          1.107               --
                                                       2004      1.194          1.182               --
                                                       2003      1.000          1.194               --

  DWSII Small Cap Growth Subaccount (Class B)
  (6/03).............................................  2008      1.374          1.197               --
                                                       2007      1.323          1.374              642
                                                       2006      1.287          1.323              636
                                                       2005      1.229          1.287           15,274
                                                       2004      1.133          1.229           15,300
                                                       2003      1.000          1.133               --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2008      1.151          1.151               --
                                                       2007      1.117          1.151           13,965
                                                       2006      1.047          1.117           19,884
                                                       2005      1.047          1.047           35,694
                                                       2004      0.985          1.047           47,426
                                                       2003      1.000          0.985           37,326

  DWSII Technology Subaccount (Class B) (6/03).......  2008      1.350          0.710              715
                                                       2007      1.209          1.350              939
                                                       2006      1.227          1.209            1,523
                                                       2005      1.211          1.227            5,895
                                                       2004      1.216          1.211            6,448
                                                       2003      1.000          1.216            2,350

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (6/03).............................................  2008      1.839          1.711               --
                                                       2007      1.498          1.839            4,930
                                                       2006      1.438          1.498            5,387
                                                       2005      1.317          1.438            5,543
                                                       2004      1.213          1.317            5,646
                                                       2003      1.000          1.213               --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *...........................................  2008      1.286          0.959            2,891

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2008      1.460          0.920               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/08) *.................................  2008      1.035          0.686           21,022

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2008      3.454          1.512               --
                                                       2007      2.747          3.454            1,467

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08)...................................  2008      2.030          1.181            3,275

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08) *...........................................  2008      1.153          0.996           13,631

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class
  B) (4/08) *........................................  2008      1.442          0.891               --

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2008      1.704          0.928            4,033

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08).............................................  2008      1.011          0.955           10,015

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08).............................................  2008      1.212          0.948            7,360

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2008      1.339          0.908           18,954

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08).............................................  2008      1.850          1.854            5,990

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).............................................  2008      1.500          0.922            9,797

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *..................................................  2008      1.509          0.978            7,241

  MSF MetLife Stock Index Subaccount (Class B) (4/08)
  *..................................................  2008      1.111          0.720          145,845

  MSF MFS(R) Total Return Subaccount (Class B)
  (1/70).............................................  2008      1.092          0.832           10,168
                                                       2007      1.069          1.092           11,241
                                                       2006      1.000          1.069           24,541

  MSF MFS(R) Value Subaccount (Class E) (4/08).......  2008      1.531          1.065            7,085

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/08) *...........................................  2008      1.033          0.638            6,870

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.356          0.826               --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.200          0.787           12,185

           SCUDDER ADVOCATE ADVISOR -- SEPARATE ACCOUNT CHARGES 1.95%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (6/03)...............  2008      2.168          1.438               --
                                                       2007      1.833          2.168               --
                                                       2006      1.489          1.833               --
                                                       2005      1.300          1.489               --
                                                       2004      1.073          1.300               --
                                                       2003      1.000          1.073               --

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.122          1.127               --
                                                       2005      1.058          1.122               --
                                                       2004      1.035          1.058               --
                                                       2003      1.000          1.035               --

  Alger American Capital Appreciation Subaccount
  (Class S) (6/03)...................................  2008      1.841          0.988               --
                                                       2007      1.410          1.841               --
                                                       2006      1.208          1.410               --
                                                       2005      1.079          1.208               --
                                                       2004      1.020          1.079               --
                                                       2003      1.000          1.020               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/03).............................................  2007      2.085          2.182               --
                                                       2006      1.604          2.085               --
                                                       2005      1.278          1.604               --
                                                       2004      1.043          1.278               --
                                                       2003      1.000          1.043               --

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2008      1.423          0.743               --
                                                       2007      1.511          1.423               --
                                                       2006      1.361          1.511               --
                                                       2005      1.194          1.361               --
                                                       2004      1.032          1.194               --
                                                       2003      1.000          1.032               --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2008      1.293          1.268               --
                                                       2007      1.301          1.293               --
                                                       2006      1.232          1.301               --
                                                       2005      1.153          1.232               --
                                                       2004      1.029          1.153               --
                                                       2003      1.000          1.029               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (6/03)............................  2008      1.239          0.795               --
                                                       2007      1.175          1.239               --
                                                       2006      1.100          1.175               --
                                                       2005      1.085          1.100               --
                                                       2004      1.044          1.085               --
                                                       2003      1.000          1.044               --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2008      1.169          1.110               --
                                                       2007      1.137          1.169               --
                                                       2006      1.006          1.137               --
                                                       2005      1.000          1.006               --

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2008      1.613          1.656               --
                                                       2007      1.966          1.613               --
                                                       2006      1.462          1.966               --
                                                       2005      1.339          1.462               --
                                                       2004      1.045          1.339               --
                                                       2003      1.000          1.045               --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (7/05)..............  2007      1.018          1.036               --
                                                       2006      0.995          1.018               --
                                                       2005      1.000          0.995               --

  DWSI Capital Growth Subaccount (Class B) (6/03)....  2008      1.367          0.895            5,724
                                                       2007      1.242          1.367            5,903
                                                       2006      1.171          1.242            6,929
                                                       2005      1.100          1.171               --
                                                       2004      1.043          1.100               --
                                                       2003      1.000          1.043               --

  DWSI Global Opportunities Subaccount (Class B)
  (6/03).............................................  2008      1.911          0.934            2,847
                                                       2007      1.789          1.911               --
                                                       2006      1.497          1.789               --
                                                       2005      1.293          1.497               --
                                                       2004      1.070          1.293               --
                                                       2003      1.000          1.070               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2008      1.297          1.217               --
                                                       2007      1.310          1.297               --
                                                       2006      1.179          1.310               --
                                                       2005      1.137          1.179               --
                                                       2004      1.056          1.137               --
                                                       2003      1.000          1.056               --

  DWSI Health Care Subaccount (Class B) (6/03).......  2008      1.420          1.066               --
                                                       2007      1.283          1.420               --
                                                       2006      1.237          1.283               --
                                                       2005      1.167          1.237               --
                                                       2004      1.090          1.167               --
                                                       2003      1.000          1.090               --

  DWSI International Subaccount (Class B) (6/03).....  2008      1.938          1.853               --
                                                       2007      1.730          1.938               --
                                                       2006      1.406          1.730               --
                                                       2005      1.239          1.406               --
                                                       2004      1.087          1.239               --
                                                       2003      1.000          1.087               --

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (6/03)..........................................  2006      1.105          1.155               --
                                                       2005      1.132          1.105               --
                                                       2004      1.035          1.132               --
                                                       2003      1.000          1.035               --

  DWSII All Cap Growth Subaccount (Class B) (6/03)...  2006      1.248          1.374               --
                                                       2005      1.124          1.248               --
                                                       2004      1.029          1.124               --
                                                       2003      1.000          1.029               --

  DWSII Balanced Subaccount (Class B) (6/03).........  2008      1.210          1.176               --
                                                       2007      1.182          1.210               --
                                                       2006      1.097          1.182               --
                                                       2005      1.077          1.097               --
                                                       2004      1.032          1.077               --
                                                       2003      1.000          1.032               --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2008      1.475          1.381               --
                                                       2007      1.459          1.475               --
                                                       2006      1.291          1.459               --
                                                       2005      1.200          1.291               --
                                                       2004      1.059          1.200               --
                                                       2003      1.000          1.059               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.187          0.897               --
                                                       2007      1.156          1.187               --
                                                       2006      1.083          1.156               --
                                                       2005      1.058          1.083           58,475
                                                       2004      1.000          1.058               --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2008      1.075          1.035               --
                                                       2007      1.056          1.075            3,931
                                                       2006      1.037          1.056            4,615
                                                       2005      1.038          1.037               --
                                                       2004      1.017          1.038               --
                                                       2003      1.000          1.017               --

  DWSII Davis Venture Value Subaccount (Class B)
  (6/03).............................................  2008      1.427          1.381               --
                                                       2007      1.397          1.427               --
                                                       2006      1.246          1.397               --
                                                       2005      1.163          1.246               --
                                                       2004      1.065          1.163               --
                                                       2003      1.000          1.065               --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2008      1.396          1.329               --
                                                       2007      1.456          1.396               --
                                                       2006      1.255          1.456               --
                                                       2005      1.191          1.255               --
                                                       2004      1.068          1.191               --
                                                       2003      1.000          1.068               --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (6/03)..........................................  2006      1.405          1.717               --
                                                       2005      1.305          1.405               --
                                                       2004      1.060          1.305               --
                                                       2003      1.000          1.060               --

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.130          1.354               --
                                                       2005      1.053          1.130               --
                                                       2004      1.000          1.053               --

  DWSII Global Thematic Subaccount (Class B) (6/03)..  2008      1.917          0.980               --
                                                       2007      1.847          1.917               --
                                                       2006      1.453          1.847               --
                                                       2005      1.209          1.453               --
                                                       2004      1.078          1.209               --
                                                       2003      1.000          1.078               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2008      1.080          1.107               --
                                                       2007      1.044          1.080               --
                                                       2006      1.026          1.044               --
                                                       2005      1.023          1.026               --
                                                       2004      1.009          1.023               --
                                                       2003      1.000          1.009               --

  DWSII Growth Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.302          0.836               --
                                                       2007      1.258          1.302            3,448
                                                       2006      1.139          1.258           85,864
                                                       2005      1.095          1.139           87,255
                                                       2004      1.000          1.095               --

  DWSII High Income Subaccount (Class B) (6/03)......  2008      1.229          1.214               --
                                                       2007      1.247          1.229            2,560
                                                       2006      1.154          1.247            3,006
                                                       2005      1.138          1.154               --
                                                       2004      1.035          1.138               --
                                                       2003      1.000          1.035               --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.057          1.075               --
                                                       2005      1.041          1.057               --
                                                       2004      1.000          1.041               --

  DWSII Index 500 Subaccount (Class B) (6/03)........  2005      1.143          1.161               --
                                                       2004      1.060          1.143               --
                                                       2003      1.000          1.060               --

  DWSII International Select Equity Subaccount (Class
  B) (6/03)..........................................  2008      1.965          1.893               --
                                                       2007      1.725          1.965            4,332
                                                       2006      1.406          1.725            5,085
                                                       2005      1.258          1.406               --
                                                       2004      1.088          1.258               --
                                                       2003      1.000          1.088               --

  DWSII Janus Growth & Income Subaccount (Class B)
  (6/03).............................................  2008      1.392          1.335               --
                                                       2007      1.336          1.392            6,012
                                                       2006      1.262          1.336            7,057
                                                       2005      1.152          1.262               --
                                                       2004      1.057          1.152               --
                                                       2003      1.000          1.057               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (6/03)..........................................  2006      1.207          1.191               --
                                                       2005      1.149          1.207               --
                                                       2004      1.044          1.149               --
                                                       2003      1.000          1.044               --

  DWSII Large Cap Core Subaccount (Class B) (11/04)..  2006      1.148          1.270               --
                                                       2005      1.063          1.148               --
                                                       2005      1.036          1.063               --
                                                       2004      1.000          1.036               --

  DWSII Large Cap Value Subaccount (Class B) (6/03)..  2008      1.426          1.404               --
                                                       2007      1.290          1.426            2,917
                                                       2006      1.144          1.290            3,425
                                                       2005      1.148          1.144               --
                                                       2004      1.068          1.148               --
                                                       2003      1.000          1.068               --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (6/03).............................................  2006      1.200          1.234               --
                                                       2005      1.231          1.200               --
                                                       2004      1.070          1.231               --
                                                       2003      1.000          1.070               --

  DWSII Mid Cap Growth Subaccount (Class B) (6/03)...  2008      1.336          1.256               --
                                                       2007      1.262          1.336               --
                                                       2006      1.164          1.262               --
                                                       2005      1.035          1.164               --
                                                       2004      1.019          1.035               --
                                                       2003      1.000          1.019               --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.243          0.849               --
                                                       2007      1.206          1.243            4,897
                                                       2006      1.109          1.206            5,749
                                                       2005      1.076          1.109               --
                                                       2004      1.000          1.076               --

  DWSII Money Market Subaccount (Class B) (6/03).....  2008      1.036          1.040               --
                                                       2007      1.010          1.036               --
                                                       2006      0.988          1.010               --
                                                       2005      0.983          0.988               --
                                                       2004      0.998          0.983               --
                                                       2003      1.000          0.998               --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (6/03).............................................  2006      0.948          0.966               --
                                                       2005      1.012          0.948               --
                                                       2004      1.023          1.012               --
                                                       2003      1.000          1.023               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Small Cap Growth Subaccount (Class B)
  (6/03).............................................  2008      1.220          1.063               --
                                                       2007      1.176          1.220               --
                                                       2006      1.144          1.176               --
                                                       2005      1.093          1.144               --
                                                       2004      1.008          1.093               --
                                                       2003      1.000          1.008               --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2008      1.204          1.204               --
                                                       2007      1.169          1.204               --
                                                       2006      1.096          1.169               --
                                                       2005      1.096          1.096               --
                                                       2004      1.032          1.096               --
                                                       2003      1.000          1.032               --

  DWSII Technology Subaccount (Class B) (6/03).......  2008      1.131          0.594               --
                                                       2007      1.013          1.131               --
                                                       2006      1.029          1.013               --
                                                       2005      1.016          1.029               --
                                                       2004      1.020          1.016               --
                                                       2003      1.000          1.020               --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (6/03).............................................  2008      1.537          1.429               --
                                                       2007      1.252          1.537            3,456
                                                       2006      1.202          1.252            4,057
                                                       2005      1.102          1.202               --
                                                       2004      1.016          1.102               --
                                                       2003      1.000          1.016               --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *...........................................  2008      1.217          0.907               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2008      1.455          0.917               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/08) *.................................  2008      1.034          0.685               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2008      2.725          1.192               --
                                                       2007      2.168          2.725               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08)...................................  2008      1.858          1.081            2,747

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08) *...........................................  2008      1.206          1.042               --

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class
  B) (4/08) *........................................  2008      1.259          0.778            2,002

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2008      1.423          0.775               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08).............................................  2008      1.010          0.954               --

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08).............................................  2008      1.174          0.918               --

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2008      1.335          0.905               --

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08).............................................  2008      1.657          1.659               --

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).............................................  2008      1.376          0.846               --

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *..................................................  2008      1.380          0.894               --

  MSF MetLife Stock Index Subaccount (Class B) (4/08)
  *..................................................  2008      1.109          0.719               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (1/70).............................................  2008      1.091          0.831            9,697
                                                       2007      1.069          1.091            5,547
                                                       2006      1.000          1.069            6,511

  MSF MFS(R) Value Subaccount (Class E) (4/08).......  2008      1.403          0.976               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/08) *...........................................  2008      1.032          0.637               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.349          0.822            7,499

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.065          0.698            2,365




           SCUDDER ADVOCATE ADVISOR -- SEPARATE ACCOUNT CHARGES 2.10%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (6/03)...............  2008      2.141          1.418            22,366
                                                       2007      1.812          2.141            24,191
                                                       2006      1.475          1.812            71,232
                                                       2005      1.289          1.475            92,861
                                                       2004      1.065          1.289           159,461
                                                       2003      1.000          1.065            30,496

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.148          1.153                --
                                                       2005      1.084          1.148           213,843
                                                       2004      1.061          1.084           252,676
                                                       2003      1.000          1.061           206,238

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Alger American Capital Appreciation Subaccount
  (Class S) (6/03)...................................  2008      2.010          1.077            38,439
                                                       2007      1.541          2.010            98,052
                                                       2006      1.323          1.541            56,305
                                                       2005      1.184          1.323            98,858
                                                       2004      1.120          1.184            53,936
                                                       2003      1.000          1.120            27,683

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/03).............................................  2007      2.622          2.743                --
                                                       2006      2.021          2.622            51,372
                                                       2005      1.613          2.021            61,681
                                                       2004      1.318          1.613            59,419
                                                       2003      1.000          1.318            11,233

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2008      1.695          0.884               294
                                                       2007      1.802          1.695               248
                                                       2006      1.626          1.802             3,159
                                                       2005      1.429          1.626            36,294
                                                       2004      1.237          1.429            43,855
                                                       2003      1.000          1.237               652

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2008      1.462          1.433                --
                                                       2007      1.473          1.462           190,808
                                                       2006      1.397          1.473           267,029
                                                       2005      1.310          1.397           387,924
                                                       2004      1.171          1.310           335,025
                                                       2003      1.000          1.171           169,289

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (6/03)............................  2008      1.326          0.849           261,871
                                                       2007      1.260          1.326           262,022
                                                       2006      1.181          1.260           262,183
                                                       2005      1.167          1.181           242,627
                                                       2004      1.125          1.167           109,154
                                                       2003      1.000          1.125             5,180

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2008      1.165          1.106                --
                                                       2007      1.134          1.165           279,264
                                                       2006      1.006          1.134           362,876
                                                       2005      1.000          1.006           287,692

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2008      1.785          1.831                --
                                                       2007      2.179          1.785           152,234
                                                       2006      1.623          2.179           189,249
                                                       2005      1.489          1.623           280,342
                                                       2004      1.163          1.489           227,033
                                                       2003      1.000          1.163           107,018

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (7/05)..............  2007      1.016          1.032                --
                                                       2006      0.995          1.016                --
                                                       2005      1.000          0.995                --

  DWSI Capital Growth Subaccount (Class B) (6/03)....  2008      1.451          0.949           314,305
                                                       2007      1.321          1.451           386,756
                                                       2006      1.247          1.321           472,707
                                                       2005      1.173          1.247           369,392
                                                       2004      1.114          1.173           183,617
                                                       2003      1.000          1.114            73,238

  DWSI Global Opportunities Subaccount (Class B)
  (6/03).............................................  2008      2.222          1.084            20,496
                                                       2007      2.083          2.222            32,545
                                                       2006      1.746          2.083            42,424
                                                       2005      1.510          1.746            76,234
                                                       2004      1.252          1.510            52,090
                                                       2003      1.000          1.252            60,749

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2008      1.376          1.290                --
                                                       2007      1.391          1.376           138,268
                                                       2006      1.254          1.391           138,232
                                                       2005      1.211          1.254           144,065
                                                       2004      1.127          1.211           185,542
                                                       2003      1.000          1.127           111,770

  DWSI Health Care Subaccount (Class B) (6/03).......  2008      1.453          1.088            41,940
                                                       2007      1.315          1.453            46,705
                                                       2006      1.269          1.315           100,574
                                                       2005      1.199          1.269           197,140
                                                       2004      1.122          1.199           150,273
                                                       2003      1.000          1.122            58,808

  DWSI International Subaccount (Class B) (6/03).....  2008      2.098          2.005                --
                                                       2007      1.876          2.098           123,138
                                                       2006      1.527          1.876           134,153
                                                       2005      1.347          1.527           202,291
                                                       2004      1.184          1.347           220,524
                                                       2003      1.000          1.184            86,516

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (6/03)..........................................  2006      1.201          1.254                --
                                                       2005      1.232          1.201           194,413
                                                       2004      1.129          1.232           152,596
                                                       2003      1.000          1.129            26,819

  DWSII All Cap Growth Subaccount (Class B) (6/03)...  2006      1.421          1.562                --
                                                       2005      1.281          1.421            32,034
                                                       2004      1.174          1.281            40,724
                                                       2003      1.000          1.174            22,090

  DWSII Balanced Subaccount (Class B) (6/03).........  2008      1.238          1.202                --
                                                       2007      1.211          1.238            76,126
                                                       2006      1.126          1.211            76,563
                                                       2005      1.106          1.126           200,341
                                                       2004      1.062          1.106           144,871
                                                       2003      1.000          1.062            84,518

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2008      1.599          1.495                --
                                                       2007      1.583          1.599           124,032
                                                       2006      1.403          1.583           130,966
                                                       2005      1.307          1.403           236,027
                                                       2004      1.155          1.307           194,221
                                                       2003      1.000          1.155            40,352

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.181          0.892           262,031
                                                       2007      1.152          1.181           206,175
                                                       2006      1.081          1.152           339,286
                                                       2005      1.058          1.081           112,831
                                                       2004      1.000          1.058                --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2008      1.038          0.999                --
                                                       2007      1.022          1.038           588,496
                                                       2006      1.004          1.022           609,465
                                                       2005      1.007          1.004           618,179
                                                       2004      0.987          1.007           500,548
                                                       2003      1.000          0.987           254,735

  DWSII Davis Venture Value Subaccount (Class B)
  (6/03).............................................  2008      1.542          1.492                --
                                                       2007      1.512          1.542           272,925
                                                       2006      1.350          1.512           323,979
                                                       2005      1.262          1.350           686,901
                                                       2004      1.157          1.262           526,610
                                                       2003      1.000          1.157           233,927

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2008      1.509          1.436                --
                                                       2007      1.575          1.509           443,396
                                                       2006      1.361          1.575           587,262
                                                       2005      1.293          1.361           597,323
                                                       2004      1.162          1.293           598,194
                                                       2003      1.000          1.162           355,392

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (6/03)..........................................  2006      1.643          2.005           229,929
                                                       2005      1.529          1.643           436,437
                                                       2004      1.244          1.529           455,328
                                                       2003      1.000          1.244           196,418

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.128          1.350                --
                                                       2005      1.053          1.128             6,156
                                                       2004      1.000          1.053                --

  DWSII Global Thematic Subaccount (Class B) (6/03)..  2008      2.084          1.064            36,277
                                                       2007      2.011          2.084            31,014
                                                       2006      1.584          2.011            74,725
                                                       2005      1.320          1.584           163,600
                                                       2004      1.179          1.320           104,606
                                                       2003      1.000          1.179            75,709

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2008      1.058          1.083           363,624
                                                       2007      1.024          1.058           179,359
                                                       2006      1.008          1.024           184,322
                                                       2005      1.007          1.008           267,288
                                                       2004      0.995          1.007           208,292
                                                       2003      1.000          0.995           216,566

  DWSII Growth Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.296          0.830           195,757
                                                       2007      1.254          1.296           196,598
                                                       2006      1.136          1.254           192,770
                                                       2005      1.094          1.136           316,372
                                                       2004      1.000          1.094            76,826

  DWSII High Income Subaccount (Class B) (6/03)......  2008      1.287          1.270                --
                                                       2007      1.307          1.287           220,908
                                                       2006      1.212          1.307           250,838
                                                       2005      1.197          1.212           415,526
                                                       2004      1.091          1.197           381,325
                                                       2003      1.000          1.091           204,178

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.055          1.071                --
                                                       2005      1.041          1.055           264,657
                                                       2004      1.000          1.041           144,681

  DWSII Index 500 Subaccount (Class B) (6/03)........  2005      1.218          1.236                --
                                                       2004      1.131          1.218           257,213
                                                       2003      1.000          1.131            89,886

  DWSII International Select Equity Subaccount (Class
  B) (6/03)..........................................  2008      2.169          2.089                --
                                                       2007      1.907          2.169           135,605
                                                       2006      1.557          1.907           158,660
                                                       2005      1.395          1.557           231,481
                                                       2004      1.209          1.395           172,635
                                                       2003      1.000          1.209            97,021

  DWSII Janus Growth & Income Subaccount (Class B)
  (6/03).............................................  2008      1.464          1.403                --
                                                       2007      1.408          1.464           154,027
                                                       2006      1.331          1.408           155,510
                                                       2005      1.217          1.331           304,167
                                                       2004      1.119          1.217           207,949
                                                       2003      1.000          1.119           144,667

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (6/03)..........................................  2006      1.279          1.260                --
                                                       2005      1.219          1.279            49,988
                                                       2004      1.109          1.219            27,051
                                                       2003      1.000          1.109             2,499

  DWSII Large Cap Core Subaccount (Class B) (11/04)..  2006      1.146          1.266                --
                                                       2005      1.036          1.146                --
                                                       2004      1.000          1.036                --

  DWSII Large Cap Value Subaccount (Class B) (6/03)..  2008      1.542          1.518                --
                                                       2007      1.397          1.542           183,441
                                                       2006      1.241          1.397           209,038
                                                       2005      1.247          1.241           279,714
                                                       2004      1.162          1.247           330,183
                                                       2003      1.000          1.162           117,255

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (6/03).............................................  2006      1.255          1.288                --
                                                       2005      1.289          1.255           130,098
                                                       2004      1.121          1.289           195,982
                                                       2003      1.000          1.121            78,510

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Mid Cap Growth Subaccount (Class B) (6/03)...  2008      1.517          1.425                --
                                                       2007      1.435          1.517             2,429
                                                       2006      1.326          1.435             2,431
                                                       2005      1.181          1.326             4,253
                                                       2004      1.164          1.181             4,421
                                                       2003      1.000          1.164             4,229

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.237          0.843           377,260
                                                       2007      1.202          1.237           569,671
                                                       2006      1.107          1.202           537,344
                                                       2005      1.076          1.107           597,175
                                                       2004      1.000          1.076           169,604

  DWSII Money Market Subaccount (Class B) (6/03).....  2008      1.022          1.024                --
                                                       2007      0.997          1.022           213,431
                                                       2006      0.977          0.997            83,593
                                                       2005      0.974          0.977           121,480
                                                       2004      0.989          0.974           289,165
                                                       2003      1.000          0.989           181,883

  DWSII Oak Strategic Equity Subaccount (Class B)
  (6/03).............................................  2006      1.102          1.121                --
                                                       2005      1.178          1.102           225,794
                                                       2004      1.193          1.178           142,134
                                                       2003      1.000          1.193            17,978

  DWSII Small Cap Growth Subaccount (Class B)
  (6/03).............................................  2008      1.361          1.186                --
                                                       2007      1.314          1.361           105,232
                                                       2006      1.280          1.314           173,236
                                                       2005      1.225          1.280           215,795
                                                       2004      1.132          1.225           223,110
                                                       2003      1.000          1.132           123,358

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2008      1.141          1.140                --
                                                       2007      1.109          1.141           171,293
                                                       2006      1.041          1.109           179,417
                                                       2005      1.043          1.041           225,935
                                                       2004      0.984          1.043           206,104
                                                       2003      1.000          0.984           162,000

  DWSII Technology Subaccount (Class B) (6/03).......  2008      1.338          0.702            62,106
                                                       2007      1.200          1.338            97,337
                                                       2006      1.221          1.200           149,612
                                                       2005      1.207          1.221           118,124
                                                       2004      1.215          1.207           112,757
                                                       2003      1.000          1.215            87,139

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (6/03).............................................  2008      1.822          1.694                --
                                                       2007      1.488          1.822            83,398
                                                       2006      1.430          1.488            77,745
                                                       2005      1.313          1.430           189,571
                                                       2004      1.212          1.313           168,040
                                                       2003      1.000          1.212            69,207

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *...........................................  2008      1.273          0.948           185,364

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2008      1.441          0.907           165,364

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/08) *.................................  2008      1.031          0.682         2,359,745

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2008      3.423          1.495            19,462
                                                       2007      2.725          3.423            58,518

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08)...................................  2008      2.010          1.168           214,975

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08) *...........................................  2008      1.142          0.985           195,502

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class
  B) (4/08) *........................................  2008      1.428          0.882             2,427

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2008      1.687          0.918            29,210

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08).............................................  2008      1.006          0.949           453,398

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08).............................................  2008      1.200          0.938            70,459

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2008      1.436          0.972           396,833

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08).............................................  2008      1.833          1.833           269,901

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).............................................  2008      1.485          0.912           257,643

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *..................................................  2008      1.494          0.967           125,792

  MSF MetLife Stock Index Subaccount (Class B) (4/08)
  *..................................................  2008      1.105          0.715           286,500

  MSF MFS(R) Total Return Subaccount (Class B)
  (1/70).............................................  2008      1.088          0.828           146,993
                                                       2007      1.068          1.088           155,384
                                                       2006      1.000          1.068           217,358

  MSF MFS(R) Value Subaccount (Class E) (4/08).......  2008      1.516          1.054           162,425

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/08) *...........................................  2008      1.029          0.634         2,710,294

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.330          0.810           165,145

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.188          0.778           169,303




           SCUDDER ADVOCATE ADVISOR -- SEPARATE ACCOUNT CHARGES 2.15%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (6/03)...............  2008      2.150          1.423             --
                                                       2007      1.821          2.150             --
                                                       2006      1.483          1.821             --
                                                       2005      1.297          1.483             --
                                                       2004      1.072          1.297             --
                                                       2003      1.000          1.072             --

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.117          1.122             --
                                                       2005      1.055          1.117             --
                                                       2004      1.034          1.055             --
                                                       2003      1.000          1.034             --

  Alger American Capital Appreciation Subaccount
  (Class S) (6/03)...................................  2008      1.826          0.978             --
                                                       2007      1.401          1.826             --
                                                       2006      1.203          1.401             --
                                                       2005      1.077          1.203             --
                                                       2004      1.020          1.077             --
                                                       2003      1.000          1.020             --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/03).............................................  2007      2.072          2.167             --
                                                       2006      1.597          2.072             --
                                                       2005      1.276          1.597             --
                                                       2004      1.043          1.276             --
                                                       2003      1.000          1.043             --

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2008      1.411          0.735             --
                                                       2007      1.501          1.411             --
                                                       2006      1.355          1.501             --
                                                       2005      1.192          1.355             --
                                                       2004      1.032          1.192             --
                                                       2003      1.000          1.032             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2008      1.283          1.257             --
                                                       2007      1.293          1.283             --
                                                       2006      1.227          1.293             --
                                                       2005      1.151          1.227             --
                                                       2004      1.029          1.151             --
                                                       2003      1.000          1.029             --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (6/03)............................  2008      1.229          0.787             --
                                                       2007      1.168          1.229             --
                                                       2006      1.095          1.168             --
                                                       2005      1.083          1.095             --
                                                       2004      1.044          1.083             --
                                                       2003      1.000          1.044             --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2008      1.163          1.105             --
                                                       2007      1.134          1.163             --
                                                       2006      1.005          1.134             --
                                                       2005      1.000          1.005             --

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2008      1.600          1.641             --
                                                       2007      1.954          1.600             --
                                                       2006      1.456          1.954             --
                                                       2005      1.336          1.456             --
                                                       2004      1.044          1.336             --
                                                       2003      1.000          1.044             --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (7/05)..............  2007      1.015          1.031             --
                                                       2006      0.994          1.015             --
                                                       2005      1.000          0.994             --

  DWSI Capital Growth Subaccount (Class B) (6/03)....  2008      1.355          0.886             --
                                                       2007      1.235          1.355             --
                                                       2006      1.166          1.235             --
                                                       2005      1.098          1.166             --
                                                       2004      1.043          1.098             --
                                                       2003      1.000          1.043             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSI Global Opportunities Subaccount (Class B)
  (6/03).............................................  2008      1.895          0.924             --
                                                       2007      1.778          1.895             --
                                                       2006      1.490          1.778             --
                                                       2005      1.290          1.490             --
                                                       2004      1.070          1.290             --
                                                       2003      1.000          1.070             --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2008      1.286          1.206             --
                                                       2007      1.301          1.286             --
                                                       2006      1.174          1.301             --
                                                       2005      1.134          1.174             --
                                                       2004      1.056          1.134             --
                                                       2003      1.000          1.056             --

  DWSI Health Care Subaccount (Class B) (6/03).......  2008      1.409          1.055             --
                                                       2007      1.275          1.409             --
                                                       2006      1.232          1.275             --
                                                       2005      1.165          1.232             --
                                                       2004      1.090          1.165             --
                                                       2003      1.000          1.090             --

  DWSI International Subaccount (Class B) (6/03).....  2008      1.922          1.837             --
                                                       2007      1.719          1.922             --
                                                       2006      1.400          1.719             --
                                                       2005      1.236          1.400             --
                                                       2004      1.087          1.236             --
                                                       2003      1.000          1.087             --

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (6/03)..........................................  2006      1.100          1.148             --
                                                       2005      1.129          1.100             --
                                                       2004      1.035          1.129             --
                                                       2003      1.000          1.035             --

  DWSII All Cap Growth Subaccount (Class B) (6/03)...  2006      1.243          1.366             --
                                                       2005      1.122          1.243             --
                                                       2004      1.028          1.122             --
                                                       2003      1.000          1.028             --

  DWSII Balanced Subaccount (Class B) (6/03).........  2008      1.200          1.165             --
                                                       2007      1.174          1.200             --
                                                       2006      1.093          1.174             --
                                                       2005      1.074          1.093             --
                                                       2004      1.032          1.074             --
                                                       2003      1.000          1.032             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2008      1.463          1.368             --
                                                       2007      1.450          1.463             --
                                                       2006      1.286          1.450             --
                                                       2005      1.198          1.286             --
                                                       2004      1.059          1.198             --
                                                       2003      1.000          1.059             --

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.179          0.890             --
                                                       2007      1.151          1.179             --
                                                       2006      1.080          1.151             --
                                                       2005      1.057          1.080             --
                                                       2004      1.000          1.057             --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2008      1.066          1.026             --
                                                       2007      1.050          1.066             --
                                                       2006      1.032          1.050             --
                                                       2005      1.035          1.032             --
                                                       2004      1.016          1.035             --
                                                       2003      1.000          1.016             --

  DWSII Davis Venture Value Subaccount (Class B)
  (6/03).............................................  2008      1.415          1.369             --
                                                       2007      1.389          1.415             --
                                                       2006      1.241          1.389             --
                                                       2005      1.161          1.241             --
                                                       2004      1.064          1.161             --
                                                       2003      1.000          1.064             --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2008      1.385          1.318             --
                                                       2007      1.446          1.385             --
                                                       2006      1.250          1.446             --
                                                       2005      1.188          1.250             --
                                                       2004      1.068          1.188             --
                                                       2003      1.000          1.068             --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (6/03)..........................................  2006      1.399          1.706             --
                                                       2005      1.302          1.399             --
                                                       2004      1.060          1.302             --
                                                       2003      1.000          1.060             --

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.128          1.348             --
                                                       2005      1.053          1.128             --
                                                       2004      1.000          1.053             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Global Thematic Subaccount (Class B) (6/03)..  2008      1.901          0.970             --
                                                       2007      1.836          1.901             --
                                                       2006      1.447          1.836             --
                                                       2005      1.206          1.447             --
                                                       2004      1.078          1.206             --
                                                       2003      1.000          1.078             --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2008      1.071          1.096             --
                                                       2007      1.037          1.071             --
                                                       2006      1.022          1.037             --
                                                       2005      1.021          1.022             --
                                                       2004      1.009          1.021             --
                                                       2003      1.000          1.009             --

  DWSII Growth Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.294          0.829             --
                                                       2007      1.252          1.294             --
                                                       2006      1.135          1.252             --
                                                       2005      1.094          1.135             --
                                                       2004      1.000          1.094             --

  DWSII High Income Subaccount (Class B) (6/03)......  2008      1.219          1.203             --
                                                       2007      1.239          1.219             --
                                                       2006      1.149          1.239             --
                                                       2005      1.136          1.149             --
                                                       2004      1.035          1.136             --
                                                       2003      1.000          1.035             --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.054          1.070             --
                                                       2005      1.041          1.054             --
                                                       2004      1.000          1.041             --

  DWSII Index 500 Subaccount (Class B) (6/03)........  2005      1.140          1.157             --
                                                       2004      1.059          1.140             --
                                                       2003      1.000          1.059             --

  DWSII International Select Equity Subaccount (Class
  B) (6/03)..........................................  2008      1.949          1.877             --
                                                       2007      1.714          1.949             --
                                                       2006      1.400          1.714             --
                                                       2005      1.255          1.400             --
                                                       2004      1.088          1.255             --
                                                       2003      1.000          1.088             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Janus Growth & Income Subaccount (Class B)
  (6/03).............................................  2008      1.380          1.323             --
                                                       2007      1.328          1.380             --
                                                       2006      1.256          1.328             --
                                                       2005      1.149          1.256             --
                                                       2004      1.057          1.149             --
                                                       2003      1.000          1.057             --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (6/03)..........................................  2006      1.202          1.184             --
                                                       2005      1.147          1.202             --
                                                       2004      1.044          1.147             --
                                                       2003      1.000          1.044             --

  DWSII Large Cap Core Subaccount (Class B) (11/04)..  2006      1.145          1.264             --
                                                       2005      1.063          1.145             --
                                                       2005      1.036          1.063             --
                                                       2004      1.000          1.036             --

  DWSII Large Cap Value Subaccount (Class B) (6/03)..  2008      1.414          1.392             --
                                                       2007      1.282          1.414             --
                                                       2006      1.139          1.282             --
                                                       2005      1.146          1.139             --
                                                       2004      1.067          1.146             --
                                                       2003      1.000          1.067             --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (6/03).............................................  2006      1.195          1.227             --
                                                       2005      1.229          1.195             --
                                                       2004      1.069          1.229             --
                                                       2003      1.000          1.069             --

  DWSII Mid Cap Growth Subaccount (Class B) (6/03)...  2008      1.325          1.245             --
                                                       2007      1.254          1.325             --
                                                       2006      1.159          1.254             --
                                                       2005      1.033          1.159             --
                                                       2004      1.019          1.033             --
                                                       2003      1.000          1.019             --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.235          0.842             --
                                                       2007      1.201          1.235             --
                                                       2006      1.106          1.201             --
                                                       2005      1.075          1.106             --
                                                       2004      1.000          1.075             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Money Market Subaccount (Class B) (6/03).....  2008      1.028          1.030             --
                                                       2007      1.004          1.028             --
                                                       2006      0.984          1.004             --
                                                       2005      0.981          0.984             --
                                                       2004      0.997          0.981             --
                                                       2003      1.000          0.997             --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (6/03).............................................  2006      0.944          0.960             --
                                                       2005      1.009          0.944             --
                                                       2004      1.022          1.009             --
                                                       2003      1.000          1.022             --

  DWSII Small Cap Growth Subaccount (Class B)
  (6/03).............................................  2008      1.210          1.053             --
                                                       2007      1.168          1.210             --
                                                       2006      1.139          1.168             --
                                                       2005      1.090          1.139             --
                                                       2004      1.008          1.090             --
                                                       2003      1.000          1.008             --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2008      1.194          1.193             --
                                                       2007      1.161          1.194             --
                                                       2006      1.091          1.161             --
                                                       2005      1.094          1.091             --
                                                       2004      1.032          1.094             --
                                                       2003      1.000          1.032             --

  DWSII Technology Subaccount (Class B) (6/03).......  2008      1.122          0.588             --
                                                       2007      1.007          1.122             --
                                                       2006      1.024          1.007             --
                                                       2005      1.013          1.024             --
                                                       2004      1.020          1.013             --
                                                       2003      1.000          1.020             --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (6/03).............................................  2008      1.524          1.416             --
                                                       2007      1.245          1.524             --
                                                       2006      1.197          1.245             --
                                                       2005      1.099          1.197             --
                                                       2004      1.015          1.099             --
                                                       2003      1.000          1.015             --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *...........................................  2008      1.206          0.897             --

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2008      1.436          0.904             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/08) *.................................  2008      1.030          0.681             --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2008      2.703          1.180             --
                                                       2007      2.153          2.703             --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08)...................................  2008      1.841          1.069             --

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08) *...........................................  2008      1.195          1.031             --

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class
  B) (4/08) *........................................  2008      1.248          0.770             --

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2008      1.411          0.767             --

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08).............................................  2008      1.004          0.947             --

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08).............................................  2008      1.163          0.909             --

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2008      1.318          0.891             --

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08).............................................  2008      1.642          1.642             --

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).............................................  2008      1.363          0.837             --

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *..................................................  2008      1.367          0.885             --

  MSF MetLife Stock Index Subaccount (Class B) (4/08)
  *..................................................  2008      1.103          0.714             --

  MSF MFS(R) Total Return Subaccount (Class B)
  (1/70).............................................  2008      1.088          0.827             --
                                                       2007      1.067          1.088             --
                                                       2006      1.000          1.067             --

  MSF MFS(R) Value Subaccount (Class E) (4/08).......  2008      1.390          0.966             --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/08) *...........................................  2008      1.028          0.634             --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.324          0.806             --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.056          0.691             --

           SCUDDER ADVOCATE ADVISOR -- SEPARATE ACCOUNT CHARGES 2.20%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (6/03)...............  2008      2.131          1.410            1,339
                                                       2007      1.806          2.131            1,341
                                                       2006      1.471          1.806            1,342
                                                       2005      1.287          1.471            1,344
                                                       2004      1.065          1.287               --
                                                       2003      1.000          1.065               --

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.145          1.149               --
                                                       2005      1.082          1.145               --
                                                       2004      1.061          1.082               --
                                                       2003      1.000          1.061               --

  Alger American Capital Appreciation Subaccount
  (Class S) (6/03)...................................  2008      2.001          1.071               --
                                                       2007      1.536          2.001               --
                                                       2006      1.320          1.536               --
                                                       2005      1.182          1.320               --
                                                       2004      1.119          1.182               --
                                                       2003      1.000          1.119               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/03).............................................  2007      2.613          2.732               --
                                                       2006      2.016          2.613            1,147
                                                       2005      1.610          2.016            1,148
                                                       2004      1.318          1.610               --
                                                       2003      1.000          1.318               --

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2008      1.687          0.879               --
                                                       2007      1.796          1.687               --
                                                       2006      1.622          1.796               --
                                                       2005      1.427          1.622               --
                                                       2004      1.236          1.427               --
                                                       2003      1.000          1.236               --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2008      1.456          1.426               --
                                                       2007      1.468          1.456               --
                                                       2006      1.393          1.468               --
                                                       2005      1.308          1.393           12,250
                                                       2004      1.170          1.308               --
                                                       2003      1.000          1.170               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (6/03)............................  2008      1.320          0.845               --
                                                       2007      1.255          1.320               --
                                                       2006      1.178          1.255               --
                                                       2005      1.165          1.178               --
                                                       2004      1.124          1.165               --
                                                       2003      1.000          1.124               --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2008      1.162          1.103               --
                                                       2007      1.133          1.162               --
                                                       2006      1.005          1.133               --
                                                       2005      1.000          1.005               --

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2008      1.777          1.822               --
                                                       2007      2.172          1.777            3,541
                                                       2006      1.619          2.172            3,755
                                                       2005      1.486          1.619            7,739
                                                       2004      1.162          1.486            3,201
                                                       2003      1.000          1.162               --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (7/05)..............  2007      1.015          1.030               --
                                                       2006      0.994          1.015               --
                                                       2005      1.000          0.994               --

  DWSI Capital Growth Subaccount (Class B) (6/03)....  2008      1.444          0.944            6,050
                                                       2007      1.316          1.444           21,238
                                                       2006      1.244          1.316           20,799
                                                       2005      1.172          1.244               --
                                                       2004      1.114          1.172               --
                                                       2003      1.000          1.114               --

  DWSI Global Opportunities Subaccount (Class B)
  (6/03).............................................  2008      2.212          1.078            1,200
                                                       2007      2.076          2.212            1,202
                                                       2006      1.741          2.076            1,203
                                                       2005      1.507          1.741            1,205
                                                       2004      1.251          1.507               --
                                                       2003      1.000          1.251               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2008      1.369          1.283               --
                                                       2007      1.386          1.369               --
                                                       2006      1.251          1.386               --
                                                       2005      1.209          1.251               --
                                                       2004      1.126          1.209               --
                                                       2003      1.000          1.126               --

  DWSI Health Care Subaccount (Class B) (6/03).......  2008      1.446          1.082               --
                                                       2007      1.310          1.446               --
                                                       2006      1.266          1.310               --
                                                       2005      1.198          1.266            8,372
                                                       2004      1.121          1.198               --
                                                       2003      1.000          1.121               --

  DWSI International Subaccount (Class B) (6/03).....  2008      2.089          1.995               --
                                                       2007      1.869          2.089            1,334
                                                       2006      1.523          1.869            1,336
                                                       2005      1.345          1.523               --
                                                       2004      1.183          1.345               --
                                                       2003      1.000          1.183               --

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (6/03)..........................................  2006      1.198          1.250               --
                                                       2005      1.230          1.198               --
                                                       2004      1.128          1.230               --
                                                       2003      1.000          1.128               --

  DWSII All Cap Growth Subaccount (Class B) (6/03)...  2006      1.417          1.556               --
                                                       2005      1.279          1.417               --
                                                       2004      1.174          1.279               --
                                                       2003      1.000          1.174               --

  DWSII Balanced Subaccount (Class B) (6/03).........  2008      1.232          1.196               --
                                                       2007      1.206          1.232               --
                                                       2006      1.123          1.206               --
                                                       2005      1.105          1.123           13,456
                                                       2004      1.062          1.105               --
                                                       2003      1.000          1.062               --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2008      1.591          1.488               --
                                                       2007      1.577          1.591               --
                                                       2006      1.400          1.577               --
                                                       2005      1.305          1.400           18,072
                                                       2004      1.154          1.305               --
                                                       2003      1.000          1.154               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.177          0.888               --
                                                       2007      1.149          1.177               --
                                                       2006      1.080          1.149               --
                                                       2005      1.057          1.080           11,593
                                                       2004      1.000          1.057               --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2008      1.033          0.994               --
                                                       2007      1.018          1.033           35,603
                                                       2006      1.001          1.018           34,312
                                                       2005      1.005          1.001           30,066
                                                       2004      0.987          1.005           30,247
                                                       2003      1.000          0.987               --

  DWSII Davis Venture Value Subaccount (Class B)
  (6/03).............................................  2008      1.535          1.484               --
                                                       2007      1.506          1.535               --
                                                       2006      1.347          1.506               --
                                                       2005      1.260          1.347           19,927
                                                       2004      1.156          1.260               --
                                                       2003      1.000          1.156               --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2008      1.502          1.429               --
                                                       2007      1.570          1.502           23,568
                                                       2006      1.357          1.570           24,088
                                                       2005      1.290          1.357           23,108
                                                       2004      1.161          1.290           22,426
                                                       2003      1.000          1.161               --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (6/03)..........................................  2006      1.639          1.998            4,218
                                                       2005      1.526          1.639           11,187
                                                       2004      1.243          1.526            3,601
                                                       2003      1.000          1.243               --

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.127          1.347               --
                                                       2005      1.053          1.127            1,811
                                                       2004      1.000          1.053               --

  DWSII Global Thematic Subaccount (Class B) (6/03)..  2008      2.074          1.058            1,386
                                                       2007      2.004          2.074            1,388
                                                       2006      1.580          2.004            1,390
                                                       2005      1.318          1.580            1,392
                                                       2004      1.179          1.318               --
                                                       2003      1.000          1.179               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2008      1.053          1.077               --
                                                       2007      1.020          1.053               --
                                                       2006      1.005          1.020               --
                                                       2005      1.005          1.005               --
                                                       2004      0.994          1.005               --
                                                       2003      1.000          0.994               --

  DWSII Growth Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.291          0.827               --
                                                       2007      1.251          1.291               --
                                                       2006      1.135          1.251               --
                                                       2005      1.094          1.135               --
                                                       2004      1.000          1.094               --

  DWSII High Income Subaccount (Class B) (6/03)......  2008      1.281          1.264               --
                                                       2007      1.303          1.281            3,287
                                                       2006      1.209          1.303            3,290
                                                       2005      1.195          1.209           15,660
                                                       2004      1.090          1.195            3,296
                                                       2003      1.000          1.090               --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.054          1.069               --
                                                       2005      1.040          1.054               --
                                                       2004      1.000          1.040               --

  DWSII Index 500 Subaccount (Class B) (6/03)........  2005      1.216          1.234               --
                                                       2004      1.130          1.216               --
                                                       2003      1.000          1.130               --

  DWSII International Select Equity Subaccount (Class
  B) (6/03)..........................................  2008      2.160          2.079               --
                                                       2007      1.900          2.160           10,406
                                                       2006      1.553          1.900           10,701
                                                       2005      1.393          1.553           12,180
                                                       2004      1.208          1.393           12,761
                                                       2003      1.000          1.208               --

  DWSII Janus Growth & Income Subaccount (Class B)
  (6/03).............................................  2008      1.457          1.396               --
                                                       2007      1.403          1.457               --
                                                       2006      1.328          1.403               --
                                                       2005      1.215          1.328           13,043
                                                       2004      1.118          1.215               --
                                                       2003      1.000          1.118               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (6/03)..........................................  2006      1.275          1.255               --
                                                       2005      1.217          1.275               --
                                                       2004      1.109          1.217               --
                                                       2003      1.000          1.109               --

  DWSII Large Cap Core Subaccount (Class B) (11/04)..  2006      1.145          1.263               --
                                                       2005      1.062          1.145               --
                                                       2005      1.036          1.062               --
                                                       2004      1.000          1.036               --

  DWSII Large Cap Value Subaccount (Class B) (6/03)..  2008      1.535          1.510               --
                                                       2007      1.392          1.535            1,514
                                                       2006      1.237          1.392            1,516
                                                       2005      1.245          1.237            1,518
                                                       2004      1.161          1.245               --
                                                       2003      1.000          1.161               --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (6/03).............................................  2006      1.251          1.284               --
                                                       2005      1.287          1.251            1,475
                                                       2004      1.120          1.287               --
                                                       2003      1.000          1.120               --

  DWSII Mid Cap Growth Subaccount (Class B) (6/03)...  2008      1.510          1.418               --
                                                       2007      1.430          1.510               --
                                                       2006      1.322          1.430               --
                                                       2005      1.179          1.322               --
                                                       2004      1.163          1.179               --
                                                       2003      1.000          1.163               --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.233          0.840           94,113
                                                       2007      1.199          1.233          332,432
                                                       2006      1.105          1.199          334,883
                                                       2005      1.075          1.105          350,141
                                                       2004      1.000          1.075               --

  DWSII Money Market Subaccount (Class B) (6/03).....  2008      1.017          1.019               --
                                                       2007      0.994          1.017               --
                                                       2006      0.974          0.994               --
                                                       2005      0.972          0.974               --
                                                       2004      0.989          0.972               --
                                                       2003      1.000          0.989               --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (6/03).............................................  2006      1.099          1.117               --
                                                       2005      1.176          1.099           36,961
                                                       2004      1.192          1.176           21,802
                                                       2003      1.000          1.192               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Small Cap Growth Subaccount (Class B)
  (6/03).............................................  2008      1.355          1.180               --
                                                       2007      1.309          1.355               --
                                                       2006      1.277          1.309               --
                                                       2005      1.223          1.277               --
                                                       2004      1.131          1.223               --
                                                       2003      1.000          1.131               --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2008      1.136          1.134               --
                                                       2007      1.105          1.136               --
                                                       2006      1.039          1.105               --
                                                       2005      1.042          1.039               --
                                                       2004      0.984          1.042               --
                                                       2003      1.000          0.984               --

  DWSII Technology Subaccount (Class B) (6/03).......  2008      1.332          0.698               --
                                                       2007      1.196          1.332               --
                                                       2006      1.217          1.196               --
                                                       2005      1.205          1.217               --
                                                       2004      1.214          1.205               --
                                                       2003      1.000          1.214               --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (6/03).............................................  2008      1.814          1.686               --
                                                       2007      1.482          1.814               --
                                                       2006      1.427          1.482               --
                                                       2005      1.311          1.427               --
                                                       2004      1.211          1.311               --
                                                       2003      1.000          1.211               --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *...........................................  2008      1.267          0.943            3,284

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2008      1.431          0.901               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/08) *.................................  2008      1.024          0.677          872,397

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2008      3.407          1.487            1,144
                                                       2007      2.715          3.407            1,145

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08)...................................  2008      2.000          1.161            5,636

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08) *...........................................  2008      1.137          0.980               --

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class
  B) (4/08) *........................................  2008      1.421          0.877               --

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2008      1.679          0.913               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08).............................................  2008      1.003          0.945               --

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08).............................................  2008      1.194          0.933               --

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2008      1.429          0.966            9,884

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08).............................................  2008      1.824          1.823            2,201

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).............................................  2008      1.478          0.907               --

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *..................................................  2008      1.487          0.962               --

  MSF MetLife Stock Index Subaccount (Class B) (4/08)
  *..................................................  2008      1.102          0.713               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (1/70).............................................  2008      1.087          0.825               --
                                                       2007      1.067          1.087               --
                                                       2006      1.000          1.067               --

  MSF MFS(R) Value Subaccount (Class E) (4/08).......  2008      1.509          1.048            1,512

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/08) *...........................................  2008      1.027          0.633          823,186

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.318          0.802               --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.182          0.774            1,222




           SCUDDER ADVOCATE ADVISOR -- SEPARATE ACCOUNT CHARGES 2.30%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (6/03)...............  2008      2.121          1.402            1,288
                                                       2007      1.799          2.121           10,766
                                                       2006      1.468          1.799           13,054
                                                       2005      1.285          1.468           15,029
                                                       2004      1.064          1.285            7,623
                                                       2003      1.000          1.064            9,823

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.142          1.146               --
                                                       2005      1.080          1.142           28,548
                                                       2004      1.060          1.080           29,437
                                                       2003      1.000          1.060            9,662

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Alger American Capital Appreciation Subaccount
  (Class S) (6/03)...................................  2008      1.992          1.065               --
                                                       2007      1.530          1.992           27,985
                                                       2006      1.316          1.530           63,773
                                                       2005      1.180          1.316           64,802
                                                       2004      1.119          1.180           67,545
                                                       2003      1.000          1.119               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/03).............................................  2007      2.604          2.721               --
                                                       2006      2.010          2.604            5,650
                                                       2005      1.608          2.010            4,620
                                                       2004      1.317          1.608            5,289
                                                       2003      1.000          1.317               --

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2008      1.679          0.874            1,163
                                                       2007      1.789          1.679            1,165
                                                       2006      1.617          1.789            1,167
                                                       2005      1.425          1.617            1,739
                                                       2004      1.236          1.425            1,827
                                                       2003      1.000          1.236               --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2008      1.449          1.419               --
                                                       2007      1.463          1.449           24,548
                                                       2006      1.390          1.463           24,227
                                                       2005      1.306          1.390           26,681
                                                       2004      1.169          1.306           25,674
                                                       2003      1.000          1.169           47,329

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (6/03)............................  2008      1.314          0.840               --
                                                       2007      1.251          1.314               --
                                                       2006      1.175          1.251               --
                                                       2005      1.163          1.175            2,199
                                                       2004      1.123          1.163            2,035
                                                       2003      1.000          1.123               --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2008      1.159          1.100               --
                                                       2007      1.131          1.159           38,724
                                                       2006      1.005          1.131           43,916
                                                       2005      1.000          1.005           42,843

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2008      1.769          1.813               --
                                                       2007      2.164          1.769           26,349
                                                       2006      1.615          2.164           30,327
                                                       2005      1.484          1.615           34,697
                                                       2004      1.162          1.484           28,291
                                                       2003      1.000          1.162           56,672

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (7/05)..............  2007      1.013          1.027               --
                                                       2006      0.994          1.013               --
                                                       2005      1.000          0.994               --

  DWSI Capital Growth Subaccount (Class B) (6/03)....  2008      1.438          0.938           13,373
                                                       2007      1.312          1.438           15,529
                                                       2006      1.241          1.312           18,916
                                                       2005      1.170          1.241           18,644
                                                       2004      1.113          1.170            1,747
                                                       2003      1.000          1.113           68,123

  DWSI Global Opportunities Subaccount (Class B)
  (6/03).............................................  2008      2.202          1.072            3,201
                                                       2007      2.069          2.202            7,246
                                                       2006      1.737          2.069            6,308
                                                       2005      1.505          1.737            6,438
                                                       2004      1.251          1.505            6,050
                                                       2003      1.000          1.251            4,261

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2008      1.363          1.277               --
                                                       2007      1.381          1.363            5,927
                                                       2006      1.248          1.381           10,798
                                                       2005      1.207          1.248           11,944
                                                       2004      1.125          1.207           12,934
                                                       2003      1.000          1.125           11,183

  DWSI Health Care Subaccount (Class B) (6/03).......  2008      1.440          1.076            1,054
                                                       2007      1.305          1.440            1,332
                                                       2006      1.263          1.305            1,326
                                                       2005      1.196          1.263            3,240
                                                       2004      1.121          1.196            3,184
                                                       2003      1.000          1.121               --

  DWSI International Subaccount (Class B) (6/03).....  2008      2.079          1.986               --
                                                       2007      1.862          2.079           18,489
                                                       2006      1.519          1.862           18,755
                                                       2005      1.343          1.519            9,283
                                                       2004      1.182          1.343           13,858
                                                       2003      1.000          1.182            6,500

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (6/03)..........................................  2006      1.195          1.246               --
                                                       2005      1.228          1.195            3,837
                                                       2004      1.127          1.228            7,727
                                                       2003      1.000          1.127            2,795

  DWSII All Cap Growth Subaccount (Class B) (6/03)...  2006      1.414          1.551               --
                                                       2005      1.278          1.414               --
                                                       2004      1.173          1.278               --
                                                       2003      1.000          1.173               --

  DWSII Balanced Subaccount (Class B) (6/03).........  2008      1.227          1.190               --
                                                       2007      1.202          1.227               --
                                                       2006      1.120          1.202               --
                                                       2005      1.103          1.120           27,692
                                                       2004      1.061          1.103           45,496
                                                       2003      1.000          1.061           46,789

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2008      1.584          1.481               --
                                                       2007      1.572          1.584            8,421
                                                       2006      1.396          1.572           10,966
                                                       2005      1.302          1.396           12,873
                                                       2004      1.153          1.302           12,851
                                                       2003      1.000          1.153            4,224

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.173          0.884           19,712
                                                       2007      1.146          1.173           20,800
                                                       2006      1.078          1.146           21,225
                                                       2005      1.057          1.078           21,252
                                                       2004      1.000          1.057               --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2008      1.028          0.989               --
                                                       2007      1.014          1.028           30,293
                                                       2006      0.999          1.014           60,513
                                                       2005      1.003          0.999           60,085
                                                       2004      0.986          1.003           57,423
                                                       2003      1.000          0.986           87,351

  DWSII Davis Venture Value Subaccount (Class B)
  (6/03).............................................  2008      1.528          1.477               --
                                                       2007      1.501          1.528           62,595
                                                       2006      1.343          1.501           96,652
                                                       2005      1.258          1.343          106,110
                                                       2004      1.156          1.258          110,839
                                                       2003      1.000          1.156           15,076

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2008      1.495          1.422               --
                                                       2007      1.564          1.495           29,339
                                                       2006      1.354          1.564           35,809
                                                       2005      1.288          1.354           43,564
                                                       2004      1.160          1.288           38,413
                                                       2003      1.000          1.160           68,667

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (6/03)..........................................  2006      1.635          1.991           33,959
                                                       2005      1.524          1.635           46,359
                                                       2004      1.242          1.524           44,118
                                                       2003      1.000          1.242            3,133

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.126          1.344               --
                                                       2005      1.053          1.126           13,157
                                                       2004      1.000          1.053               --

  DWSII Global Thematic Subaccount (Class B) (6/03)..  2008      2.065          1.052            5,317
                                                       2007      1.997          2.065           37,386
                                                       2006      1.576          1.997           36,441
                                                       2005      1.316          1.576           34,281
                                                       2004      1.178          1.316           19,738
                                                       2003      1.000          1.178            2,333

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2008      1.048          1.071               --
                                                       2007      1.017          1.048            5,105
                                                       2006      1.003          1.017            7,686
                                                       2005      1.004          1.003            8,871
                                                       2004      0.994          1.004            9,494
                                                       2003      1.000          0.994           10,065

  DWSII Growth Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.287          0.823               --
                                                       2007      1.248          1.287               --
                                                       2006      1.133          1.248               --
                                                       2005      1.094          1.133               --
                                                       2004      1.000          1.094               --

  DWSII High Income Subaccount (Class B) (6/03)......  2008      1.275          1.258               --
                                                       2007      1.298          1.275           32,047
                                                       2006      1.206          1.298           52,414
                                                       2005      1.193          1.206           51,265
                                                       2004      1.090          1.193           40,449
                                                       2003      1.000          1.090           41,335

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.052          1.067               --
                                                       2005      1.040          1.052               --
                                                       2004      1.000          1.040               --

  DWSII Index 500 Subaccount (Class B) (6/03)........  2005      1.214          1.231               --
                                                       2004      1.130          1.214           16,256
                                                       2003      1.000          1.130            4,248

  DWSII International Select Equity Subaccount (Class
  B) (6/03)..........................................  2008      2.150          2.069               --
                                                       2007      1.893          2.150            9,933
                                                       2006      1.549          1.893           24,111
                                                       2005      1.390          1.549           25,012
                                                       2004      1.207          1.390           26,274
                                                       2003      1.000          1.207           33,176

  DWSII Janus Growth & Income Subaccount (Class B)
  (6/03).............................................  2008      1.451          1.390               --
                                                       2007      1.398          1.451            9,587
                                                       2006      1.324          1.398           12,569
                                                       2005      1.213          1.324           12,061
                                                       2004      1.117          1.213           19,671
                                                       2003      1.000          1.117           16,365

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (6/03)..........................................  2006      1.272          1.251               --
                                                       2005      1.215          1.272               --
                                                       2004      1.108          1.215               --
                                                       2003      1.000          1.108               --

  DWSII Large Cap Core Subaccount (Class B) (11/04)..  2006      1.143          1.261               --
                                                       2005      1.036          1.143               --
                                                       2004      1.000          1.036               --

  DWSII Large Cap Value Subaccount (Class B) (6/03)..  2008      1.528          1.503               --
                                                       2007      1.387          1.528            4,025
                                                       2006      1.234          1.387           10,095
                                                       2005      1.243          1.234           11,805
                                                       2004      1.160          1.243           27,809
                                                       2003      1.000          1.160           19,407

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (6/03).............................................  2006      1.248          1.279               --
                                                       2005      1.285          1.248            1,990
                                                       2004      1.120          1.285           19,711
                                                       2003      1.000          1.120           55,930

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Mid Cap Growth Subaccount (Class B) (6/03)...  2008      1.503          1.411               --
                                                       2007      1.425          1.503               --
                                                       2006      1.319          1.425               --
                                                       2005      1.177          1.319               --
                                                       2004      1.162          1.177               --
                                                       2003      1.000          1.162               --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.229          0.836               --
                                                       2007      1.196          1.229               --
                                                       2006      1.104          1.196               --
                                                       2005      1.075          1.104               --
                                                       2004      1.000          1.075               --

  DWSII Money Market Subaccount (Class B) (6/03).....  2008      1.012          1.014               --
                                                       2007      0.990          1.012               --
                                                       2006      0.972          0.990               --
                                                       2005      0.971          0.972               --
                                                       2004      0.988          0.971               --
                                                       2003      1.000          0.988           52,256

  DWSII Oak Strategic Equity Subaccount (Class B)
  (6/03).............................................  2006      1.096          1.114               --
                                                       2005      1.174          1.096            5,042
                                                       2004      1.191          1.174           18,684
                                                       2003      1.000          1.191           13,201

  DWSII Small Cap Growth Subaccount (Class B)
  (6/03).............................................  2008      1.349          1.174               --
                                                       2007      1.305          1.349           11,706
                                                       2006      1.274          1.305           16,864
                                                       2005      1.221          1.274           15,775
                                                       2004      1.130          1.221           15,760
                                                       2003      1.000          1.130            1,196

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2008      1.131          1.129               --
                                                       2007      1.101          1.131           12,862
                                                       2006      1.036          1.101           16,202
                                                       2005      1.040          1.036           15,825
                                                       2004      0.983          1.040           15,329
                                                       2003      1.000          0.983            2,399

  DWSII Technology Subaccount (Class B) (6/03).......  2008      1.326          0.694            3,810
                                                       2007      1.192          1.326            3,250
                                                       2006      1.214          1.192            3,512
                                                       2005      1.203          1.214            3,071
                                                       2004      1.213          1.203            2,900
                                                       2003      1.000          1.213            1,118

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (6/03).............................................  2008      1.806          1.678               --
                                                       2007      1.477          1.806            7,501
                                                       2006      1.423          1.477           10,445
                                                       2005      1.309          1.423           12,420
                                                       2004      1.210          1.309           18,307
                                                       2003      1.000          1.210            6,198

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *...........................................  2008      1.261          0.938            4,200

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2008      1.422          0.894           13,212

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/08) *.................................  2008      1.021          0.675           33,352

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2008      3.392          1.479            2,473
                                                       2007      2.704          3.392            2,046

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08)...................................  2008      1.990          1.155           10,114

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08) *...........................................  2008      1.131          0.975            2,125

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class
  B) (4/08) *........................................  2008      1.415          0.872               --

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2008      1.671          0.908            7,422

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08).............................................  2008      1.000          0.942            1,969

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08).............................................  2008      1.189          0.927               --

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2008      1.422          0.961           10,107

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08).............................................  2008      1.815          1.813            5,477

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).............................................  2008      1.471          0.902           20,618

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *..................................................  2008      1.480          0.956            6,326

  MSF MetLife Stock Index Subaccount (Class B) (4/08)
  *..................................................  2008      1.099          0.711           13,383

  MSF MFS(R) Total Return Subaccount (Class B)
  (1/70).............................................  2008      1.085          0.823            3,319
                                                       2007      1.066          1.085            8,416
                                                       2006      1.000          1.066           16,881

  MSF MFS(R) Value Subaccount (Class E) (4/08).......  2008      1.502          1.042            3,692

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/08) *...........................................  2008      1.025          0.631           86,817

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.305          0.793               --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.176          0.770           11,118




           SCUDDER ADVOCATE ADVISOR -- SEPARATE ACCOUNT CHARGES 2.35%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (6/03)...............  2008      2.132          1.409             --
                                                       2007      1.810          2.132             --
                                                       2006      1.477          1.810             --
                                                       2005      1.294          1.477             --
                                                       2004      1.072          1.294             --
                                                       2003      1.000          1.072             --

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.113          1.116             --
                                                       2005      1.053          1.113             --
                                                       2004      1.034          1.053             --
                                                       2003      1.000          1.034             --

  Alger American Capital Appreciation Subaccount
  (Class S) (6/03)...................................  2008      1.811          0.968             --
                                                       2007      1.392          1.811             --
                                                       2006      1.198          1.392             --
                                                       2005      1.074          1.198             --
                                                       2004      1.019          1.074             --
                                                       2003      1.000          1.019             --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/03).............................................  2007      2.059          2.152             --
                                                       2006      1.590          2.059             --
                                                       2005      1.273          1.590             --
                                                       2004      1.043          1.273             --
                                                       2003      1.000          1.043             --

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2008      1.399          0.728             --
                                                       2007      1.492          1.399             --
                                                       2006      1.349          1.492             --
                                                       2005      1.189          1.349             --
                                                       2004      1.032          1.189             --
                                                       2003      1.000          1.032             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2008      1.272          1.245             --
                                                       2007      1.285          1.272             --
                                                       2006      1.222          1.285             --
                                                       2005      1.148          1.222             --
                                                       2004      1.029          1.148             --
                                                       2003      1.000          1.029             --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (6/03)............................  2008      1.219          0.779             --
                                                       2007      1.161          1.219             --
                                                       2006      1.091          1.161             --
                                                       2005      1.080          1.091             --
                                                       2004      1.044          1.080             --
                                                       2003      1.000          1.044             --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2008      1.158          1.099             --
                                                       2007      1.131          1.158             --
                                                       2006      1.005          1.131             --
                                                       2005      1.000          1.005             --

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2008      1.587          1.626             --
                                                       2007      1.942          1.587             --
                                                       2006      1.450          1.942             --
                                                       2005      1.333          1.450             --
                                                       2004      1.044          1.333             --
                                                       2003      1.000          1.044             --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (7/05)..............  2007      1.012          1.026             --
                                                       2006      0.993          1.012             --
                                                       2005      1.000          0.993             --

  DWSI Capital Growth Subaccount (Class B) (6/03)....  2008      1.344          0.877             --
                                                       2007      1.227          1.344             --
                                                       2006      1.161          1.227             --
                                                       2005      1.095          1.161             --
                                                       2004      1.043          1.095             --
                                                       2003      1.000          1.043             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSI Global Opportunities Subaccount (Class B)
  (6/03).............................................  2008      1.879          0.915             --
                                                       2007      1.767          1.879             --
                                                       2006      1.484          1.767             --
                                                       2005      1.287          1.484             --
                                                       2004      1.070          1.287             --
                                                       2003      1.000          1.070             --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2008      1.276          1.195             --
                                                       2007      1.293          1.276             --
                                                       2006      1.169          1.293             --
                                                       2005      1.132          1.169             --
                                                       2004      1.055          1.132             --
                                                       2003      1.000          1.055             --

  DWSI Health Care Subaccount (Class B) (6/03).......  2008      1.397          1.044             --
                                                       2007      1.267          1.397             --
                                                       2006      1.227          1.267             --
                                                       2005      1.162          1.227             --
                                                       2004      1.090          1.162             --
                                                       2003      1.000          1.090             --

  DWSI International Subaccount (Class B) (6/03).....  2008      1.907          1.821             --
                                                       2007      1.709          1.907             --
                                                       2006      1.394          1.709             --
                                                       2005      1.234          1.394             --
                                                       2004      1.086          1.234             --
                                                       2003      1.000          1.086             --

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (6/03)..........................................  2006      1.096          1.142             --
                                                       2005      1.127          1.096             --
                                                       2004      1.035          1.127             --
                                                       2003      1.000          1.035             --

  DWSII All Cap Growth Subaccount (Class B) (6/03)...  2006      1.238          1.357             --
                                                       2005      1.119          1.238             --
                                                       2004      1.028          1.119             --
                                                       2003      1.000          1.028             --

  DWSII Balanced Subaccount (Class B) (6/03).........  2008      1.190          1.155             --
                                                       2007      1.167          1.190             --
                                                       2006      1.088          1.167             --
                                                       2005      1.072          1.088             --
                                                       2004      1.032          1.072             --
                                                       2003      1.000          1.032             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2008      1.451          1.356             --
                                                       2007      1.441          1.451             --
                                                       2006      1.280          1.441             --
                                                       2005      1.195          1.280             --
                                                       2004      1.059          1.195             --
                                                       2003      1.000          1.059             --

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.171          0.882             --
                                                       2007      1.145          1.171             --
                                                       2006      1.077          1.145             --
                                                       2005      1.057          1.077             --
                                                       2004      1.000          1.057             --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2008      1.057          1.017             --
                                                       2007      1.043          1.057             --
                                                       2006      1.028          1.043             --
                                                       2005      1.033          1.028             --
                                                       2004      1.016          1.033             --
                                                       2003      1.000          1.016             --

  DWSII Davis Venture Value Subaccount (Class B)
  (6/03).............................................  2008      1.404          1.357             --
                                                       2007      1.380          1.404             --
                                                       2006      1.235          1.380             --
                                                       2005      1.158          1.235             --
                                                       2004      1.064          1.158             --
                                                       2003      1.000          1.064             --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2008      1.373          1.306             --
                                                       2007      1.437          1.373             --
                                                       2006      1.245          1.437             --
                                                       2005      1.185          1.245             --
                                                       2004      1.068          1.185             --
                                                       2003      1.000          1.068             --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (6/03)..........................................  2006      1.393          1.696             --
                                                       2005      1.299          1.393             --
                                                       2004      1.060          1.299             --
                                                       2003      1.000          1.060             --

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.125          1.343             --
                                                       2005      1.053          1.125             --
                                                       2004      1.000          1.053             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Global Thematic Subaccount (Class B) (6/03)..  2008      1.886          0.960             --
                                                       2007      1.824          1.886             --
                                                       2006      1.440          1.824             --
                                                       2005      1.204          1.440             --
                                                       2004      1.078          1.204             --
                                                       2003      1.000          1.078             --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2008      1.062          1.084             --
                                                       2007      1.031          1.062             --
                                                       2006      1.017          1.031             --
                                                       2005      1.019          1.017             --
                                                       2004      1.009          1.019             --
                                                       2003      1.000          1.009             --

  DWSII Growth Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.285          0.821             --
                                                       2007      1.246          1.285             --
                                                       2006      1.132          1.246             --
                                                       2005      1.093          1.132             --
                                                       2004      1.000          1.093             --

  DWSII High Income Subaccount (Class B) (6/03)......  2008      1.209          1.192             --
                                                       2007      1.231          1.209             --
                                                       2006      1.145          1.231             --
                                                       2005      1.133          1.145             --
                                                       2004      1.035          1.133             --
                                                       2003      1.000          1.035             --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.052          1.066             --
                                                       2005      1.040          1.052             --
                                                       2004      1.000          1.040             --

  DWSII Index 500 Subaccount (Class B) (6/03)........  2005      1.138          1.153             --
                                                       2004      1.059          1.138             --
                                                       2003      1.000          1.059             --

  DWSII International Select Equity Subaccount (Class
  B) (6/03)..........................................  2008      1.933          1.860             --
                                                       2007      1.703          1.933             --
                                                       2006      1.394          1.703             --
                                                       2005      1.252          1.394             --
                                                       2004      1.088          1.252             --
                                                       2003      1.000          1.088             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Janus Growth & Income Subaccount (Class B)
  (6/03).............................................  2008      1.369          1.311             --
                                                       2007      1.320          1.369             --
                                                       2006      1.251          1.320             --
                                                       2005      1.146          1.251             --
                                                       2004      1.056          1.146             --
                                                       2003      1.000          1.056             --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (6/03)..........................................  2006      1.197          1.177             --
                                                       2005      1.144          1.197             --
                                                       2004      1.044          1.144             --
                                                       2003      1.000          1.044             --

  DWSII Large Cap Core Subaccount (Class B) (11/04)..  2006      1.143          1.259             --
                                                       2005      1.062          1.143             --
                                                       2005      1.036          1.062             --
                                                       2004      1.000          1.036             --

  DWSII Large Cap Value Subaccount (Class B) (6/03)..  2008      1.403          1.379             --
                                                       2007      1.274          1.403             --
                                                       2006      1.134          1.274             --
                                                       2005      1.143          1.134             --
                                                       2004      1.067          1.143             --
                                                       2003      1.000          1.067             --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (6/03).............................................  2006      1.190          1.220             --
                                                       2005      1.226          1.190             --
                                                       2004      1.069          1.226             --
                                                       2003      1.000          1.069             --

  DWSII Mid Cap Growth Subaccount (Class B) (6/03)...  2008      1.314          1.234             --
                                                       2007      1.246          1.314             --
                                                       2006      1.154          1.246             --
                                                       2005      1.031          1.154             --
                                                       2004      1.018          1.031             --
                                                       2003      1.000          1.018             --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.227          0.834             --
                                                       2007      1.195          1.227             --
                                                       2006      1.103          1.195             --
                                                       2005      1.075          1.103             --
                                                       2004      1.000          1.075             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Money Market Subaccount (Class B) (6/03).....  2008      1.019          1.021             --
                                                       2007      0.997          1.019             --
                                                       2006      0.979          0.997             --
                                                       2005      0.979          0.979             --
                                                       2004      0.997          0.979             --
                                                       2003      1.000          0.997             --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (6/03).............................................  2006      0.940          0.954             --
                                                       2005      1.007          0.940             --
                                                       2004      1.022          1.007             --
                                                       2003      1.000          1.022             --

  DWSII Small Cap Growth Subaccount (Class B)
  (6/03).............................................  2008      1.200          1.044             --
                                                       2007      1.161          1.200             --
                                                       2006      1.134          1.161             --
                                                       2005      1.088          1.134             --
                                                       2004      1.007          1.088             --
                                                       2003      1.000          1.007             --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2008      1.184          1.182             --
                                                       2007      1.154          1.184             --
                                                       2006      1.086          1.154             --
                                                       2005      1.091          1.086             --
                                                       2004      1.032          1.091             --
                                                       2003      1.000          1.032             --

  DWSII Technology Subaccount (Class B) (6/03).......  2008      1.112          0.582             --
                                                       2007      1.000          1.112             --
                                                       2006      1.020          1.000             --
                                                       2005      1.011          1.020             --
                                                       2004      1.020          1.011             --
                                                       2003      1.000          1.020             --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (6/03).............................................  2008      1.512          1.404             --
                                                       2007      1.237          1.512             --
                                                       2006      1.192          1.237             --
                                                       2005      1.097          1.192             --
                                                       2004      1.015          1.097             --
                                                       2003      1.000          1.015             --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *...........................................  2008      1.195          0.888             --

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2008      1.417          0.891             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/08) *.................................  2008      1.026          0.678             --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2008      2.680          1.168             --
                                                       2007      2.138          2.680             --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08)...................................  2008      1.825          1.059             --

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08) *...........................................  2008      1.185          1.020             --

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class
  B) (4/08) *........................................  2008      1.236          0.762             --

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2008      1.398          0.759             --

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08).............................................  2008      0.999          0.940             --

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08).............................................  2008      1.153          0.900             --

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2008      1.306          0.882             --

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08).............................................  2008      1.627          1.625             --

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).............................................  2008      1.351          0.828             --

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *..................................................  2008      1.355          0.875             --

  MSF MetLife Stock Index Subaccount (Class B) (4/08)
  *..................................................  2008      1.098          0.709             --

  MSF MFS(R) Total Return Subaccount (Class B)
  (1/70).............................................  2008      1.084          0.822             --
                                                       2007      1.066          1.084             --
                                                       2006      1.000          1.066             --

  MSF MFS(R) Value Subaccount (Class E) (4/08).......  2008      1.378          0.956             --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/08) *...........................................  2008      1.024          0.630             --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.299          0.789             --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.046          0.684             --

           SCUDDER ADVOCATE ADVISOR -- SEPARATE ACCOUNT CHARGES 2.40%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (6/03)...............  2008      2.112          1.394            2,030
                                                       2007      1.793          2.112            2,032
                                                       2006      1.464          1.793            2,033
                                                       2005      1.283          1.464            2,035
                                                       2004      1.064          1.283               --
                                                       2003      1.000          1.064               --

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.139          1.143               --
                                                       2005      1.079          1.139               --
                                                       2004      1.060          1.079               --
                                                       2003      1.000          1.060               --

  Alger American Capital Appreciation Subaccount
  (Class S) (6/03)...................................  2008      1.983          1.059               --
                                                       2007      1.525          1.983               --
                                                       2006      1.313          1.525               --
                                                       2005      1.178          1.313               --
                                                       2004      1.118          1.178               --
                                                       2003      1.000          1.118               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/03).............................................  2007      2.594          2.711               --
                                                       2006      2.005          2.594            1,737
                                                       2005      1.605          2.005            1,738
                                                       2004      1.316          1.605               --
                                                       2003      1.000          1.316               --

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2008      1.672          0.869               --
                                                       2007      1.783          1.672               --
                                                       2006      1.613          1.783               --
                                                       2005      1.423          1.613               --
                                                       2004      1.235          1.423               --
                                                       2003      1.000          1.235               --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2008      1.442          1.412               --
                                                       2007      1.457          1.442               --
                                                       2006      1.386          1.457               --
                                                       2005      1.303          1.386               --
                                                       2004      1.169          1.303               --
                                                       2003      1.000          1.169               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (6/03)............................  2008      1.308          0.835               --
                                                       2007      1.246          1.308               --
                                                       2006      1.172          1.246               --
                                                       2005      1.161          1.172               --
                                                       2004      1.123          1.161               --
                                                       2003      1.000          1.123               --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2008      1.157          1.097               --
                                                       2007      1.130          1.157               --
                                                       2006      1.005          1.130               --
                                                       2005      1.000          1.005               --

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2008      1.761          1.805               --
                                                       2007      2.156          1.761            1,815
                                                       2006      1.610          2.156            1,817
                                                       2005      1.482          1.610            1,819
                                                       2004      1.161          1.482               --
                                                       2003      1.000          1.161               --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (7/05)..............  2007      1.012          1.025            2,170
                                                       2006      0.993          1.012            2,173
                                                       2005      1.000          0.993            2,175

  DWSI Capital Growth Subaccount (Class B) (6/03)....  2008      1.431          0.933            1,935
                                                       2007      1.307          1.431            1,937
                                                       2006      1.237          1.307            1,939
                                                       2005      1.168          1.237               --
                                                       2004      1.112          1.168               --
                                                       2003      1.000          1.112               --

  DWSI Global Opportunities Subaccount (Class B)
  (6/03).............................................  2008      2.192          1.066            1,820
                                                       2007      2.061          2.192            1,821
                                                       2006      1.732          2.061            1,823
                                                       2005      1.503          1.732            1,824
                                                       2004      1.250          1.503               --
                                                       2003      1.000          1.250               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2008      1.357          1.271               --
                                                       2007      1.376          1.357               --
                                                       2006      1.244          1.376               --
                                                       2005      1.205          1.244               --
                                                       2004      1.125          1.205               --
                                                       2003      1.000          1.125               --

  DWSI Health Care Subaccount (Class B) (6/03).......  2008      1.433          1.070               --
                                                       2007      1.301          1.433               --
                                                       2006      1.260          1.301               --
                                                       2005      1.194          1.260               --
                                                       2004      1.120          1.194               --
                                                       2003      1.000          1.120               --

  DWSI International Subaccount (Class B) (6/03).....  2008      2.070          1.976               --
                                                       2007      1.856          2.070            3,568
                                                       2006      1.515          1.856            3,572
                                                       2005      1.341          1.515               --
                                                       2004      1.182          1.341               --
                                                       2003      1.000          1.182               --

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (6/03)..........................................  2006      1.192          1.242               --
                                                       2005      1.226          1.192               --
                                                       2004      1.127          1.226               --
                                                       2003      1.000          1.127               --

  DWSII All Cap Growth Subaccount (Class B) (6/03)...  2006      1.410          1.545               --
                                                       2005      1.276          1.410            1,650
                                                       2004      1.172          1.276               --
                                                       2003      1.000          1.172               --

  DWSII Balanced Subaccount (Class B) (6/03).........  2008      1.221          1.184               --
                                                       2007      1.198          1.221               --
                                                       2006      1.117          1.198               --
                                                       2005      1.101          1.117               --
                                                       2004      1.060          1.101               --
                                                       2003      1.000          1.060               --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2008      1.577          1.473               --
                                                       2007      1.566          1.577               --
                                                       2006      1.393          1.566               --
                                                       2005      1.300          1.393               --
                                                       2004      1.153          1.300               --
                                                       2003      1.000          1.153               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.169          0.880               --
                                                       2007      1.144          1.169               --
                                                       2006      1.077          1.144               --
                                                       2005      1.056          1.077               --
                                                       2004      1.000          1.056               --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2008      1.024          0.985               --
                                                       2007      1.011          1.024            2,156
                                                       2006      0.996          1.011            2,158
                                                       2005      1.002          0.996            2,161
                                                       2004      0.986          1.002               --
                                                       2003      1.000          0.986               --

  DWSII Davis Venture Value Subaccount (Class B)
  (6/03).............................................  2008      1.521          1.470               --
                                                       2007      1.496          1.521            3,400
                                                       2006      1.340          1.496            3,404
                                                       2005      1.256          1.340            3,408
                                                       2004      1.155          1.256               --
                                                       2003      1.000          1.155               --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2008      1.488          1.415               --
                                                       2007      1.559          1.488            4,090
                                                       2006      1.350          1.559            4,094
                                                       2005      1.286          1.350            2,145
                                                       2004      1.160          1.286               --
                                                       2003      1.000          1.160               --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (6/03)..........................................  2006      1.631          1.984            3,209
                                                       2005      1.521          1.631            3,213
                                                       2004      1.241          1.521               --
                                                       2003      1.000          1.241               --

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.125          1.341               --
                                                       2005      1.053          1.125            4,827
                                                       2004      1.000          1.053               --

  DWSII Global Thematic Subaccount (Class B) (6/03)..  2008      2.056          1.046            2,102
                                                       2007      1.990          2.056            2,104
                                                       2006      1.572          1.990            2,105
                                                       2005      1.314          1.572            2,107
                                                       2004      1.177          1.314               --
                                                       2003      1.000          1.177               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2008      1.044          1.065               --
                                                       2007      1.013          1.044               --
                                                       2006      1.000          1.013               --
                                                       2005      1.002          1.000               --
                                                       2004      0.993          1.002               --
                                                       2003      1.000          0.993               --

  DWSII Growth Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.283          0.820               --
                                                       2007      1.245          1.283               --
                                                       2006      1.132          1.245               --
                                                       2005      1.093          1.132               --
                                                       2004      1.000          1.093               --

  DWSII High Income Subaccount (Class B) (6/03)......  2008      1.269          1.252               --
                                                       2007      1.293          1.269               --
                                                       2006      1.203          1.293               --
                                                       2005      1.192          1.203               --
                                                       2004      1.089          1.192               --
                                                       2003      1.000          1.089               --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.051          1.065               --
                                                       2005      1.040          1.051               --
                                                       2004      1.000          1.040               --

  DWSII Index 500 Subaccount (Class B) (6/03)........  2005      1.212          1.228               --
                                                       2004      1.129          1.212               --
                                                       2003      1.000          1.129               --

  DWSII International Select Equity Subaccount (Class
  B) (6/03)..........................................  2008      2.140          2.059               --
                                                       2007      1.887          2.140            1,560
                                                       2006      1.545          1.887            1,562
                                                       2005      1.388          1.545            1,564
                                                       2004      1.207          1.388               --
                                                       2003      1.000          1.207               --

  DWSII Janus Growth & Income Subaccount (Class B)
  (6/03).............................................  2008      1.444          1.383               --
                                                       2007      1.393          1.444               --
                                                       2006      1.321          1.393               --
                                                       2005      1.211          1.321               --
                                                       2004      1.117          1.211               --
                                                       2003      1.000          1.117               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (6/03)..........................................  2006      1.269          1.246               --
                                                       2005      1.213          1.269               --
                                                       2004      1.107          1.213               --
                                                       2003      1.000          1.107               --

  DWSII Large Cap Core Subaccount (Class B) (11/04)..  2006      1.142          1.258               --
                                                       2005      1.062          1.142               --
                                                       2005      1.036          1.062               --
                                                       2004      1.000          1.036               --

  DWSII Large Cap Value Subaccount (Class B) (6/03)..  2008      1.521          1.496               --
                                                       2007      1.382          1.521            2,295
                                                       2006      1.231          1.382            2,296
                                                       2005      1.241          1.231            2,298
                                                       2004      1.160          1.241               --
                                                       2003      1.000          1.160               --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (6/03).............................................  2006      1.245          1.275               --
                                                       2005      1.283          1.245            2,233
                                                       2004      1.119          1.283               --
                                                       2003      1.000          1.119               --

  DWSII Mid Cap Growth Subaccount (Class B) (6/03)...  2008      1.496          1.405               --
                                                       2007      1.420          1.496               --
                                                       2006      1.316          1.420               --
                                                       2005      1.175          1.316               --
                                                       2004      1.162          1.175               --
                                                       2003      1.000          1.162               --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.224          0.832               --
                                                       2007      1.194          1.224               --
                                                       2006      1.102          1.194               --
                                                       2005      1.074          1.102               --
                                                       2004      1.000          1.074               --

  DWSII Money Market Subaccount (Class B) (6/03).....  2008      1.008          1.009               --
                                                       2007      0.986          1.008               --
                                                       2006      0.969          0.986               --
                                                       2005      0.969          0.969               --
                                                       2004      0.988          0.969               --
                                                       2003      1.000          0.988               --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (6/03).............................................  2006      1.093          1.110               --
                                                       2005      1.173          1.093               --
                                                       2004      1.191          1.173               --
                                                       2003      1.000          1.191               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Small Cap Growth Subaccount (Class B)
  (6/03).............................................  2008      1.343          1.168               --
                                                       2007      1.300          1.343               --
                                                       2006      1.271          1.300               --
                                                       2005      1.219          1.271               --
                                                       2004      1.130          1.219               --
                                                       2003      1.000          1.130               --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2008      1.125          1.123               --
                                                       2007      1.097          1.125               --
                                                       2006      1.033          1.097               --
                                                       2005      1.038          1.033               --
                                                       2004      0.982          1.038               --
                                                       2003      1.000          0.982               --

  DWSII Technology Subaccount (Class B) (6/03).......  2008      1.320          0.690               --
                                                       2007      1.188          1.320               --
                                                       2006      1.211          1.188               --
                                                       2005      1.201          1.211               --
                                                       2004      1.213          1.201               --
                                                       2003      1.000          1.213               --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (6/03).............................................  2008      1.798          1.669               --
                                                       2007      1.472          1.798            3,242
                                                       2006      1.419          1.472            3,246
                                                       2005      1.307          1.419            3,250
                                                       2004      1.210          1.307               --
                                                       2003      1.000          1.210               --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *...........................................  2008      1.255          0.932               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2008      1.413          0.888               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/08) *.................................  2008      1.019          0.673          385,332

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2008      3.376          1.471            1,734
                                                       2007      2.694          3.376            1,735

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08)...................................  2008      1.981          1.148            5,188

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08) *...........................................  2008      1.126          0.969               --

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class
  B) (4/08) *........................................  2008      1.408          0.867               --

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2008      1.663          0.903            3,238

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08).............................................  2008      0.997          0.939            4,300

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08).............................................  2008      1.183          0.922               --

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2008      1.415          0.956            4,087

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08).............................................  2008      1.806          1.803            1,814

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).............................................  2008      1.464          0.897            3,396

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *..................................................  2008      1.473          0.951               --

  MSF MetLife Stock Index Subaccount (Class B) (4/08)
  *..................................................  2008      1.096          0.708               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (1/70).............................................  2008      1.083          0.821               --
                                                       2007      1.066          1.083               --
                                                       2006      1.000          1.066               --

  MSF MFS(R) Value Subaccount (Class E) (4/08).......  2008      1.494          1.036            2,293

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/08) *...........................................  2008      1.023          0.629          139,877

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.293          0.785               --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.171          0.765               --




           SCUDDER ADVOCATE ADVISOR -- SEPARATE ACCOUNT CHARGES 2.50%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (6/03)...............  2008      2.102          1.387               --
                                                       2007      1.787          2.102               --
                                                       2006      1.460          1.787               --
                                                       2005      1.281          1.460               --
                                                       2004      1.063          1.281            2,000
                                                       2003      1.000          1.063            2,000

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.136          1.139               --
                                                       2005      1.077          1.136               --
                                                       2004      1.059          1.077               --
                                                       2003      1.000          1.059               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Alger American Capital Appreciation Subaccount
  (Class S) (6/03)...................................  2008      1.974          1.054               --
                                                       2007      1.520          1.974               --
                                                       2006      1.310          1.520               --
                                                       2005      1.176          1.310               --
                                                       2004      1.118          1.176               --
                                                       2003      1.000          1.118            3,000

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/03).............................................  2007      2.585          2.700               --
                                                       2006      2.000          2.585               --
                                                       2005      1.603          2.000               --
                                                       2004      1.315          1.603            1,000
                                                       2003      1.000          1.315            1,000

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2008      1.664          0.864               --
                                                       2007      1.777          1.664               --
                                                       2006      1.609          1.777               --
                                                       2005      1.420          1.609               --
                                                       2004      1.234          1.420            1,000
                                                       2003      1.000          1.234            1,000

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2008      1.436          1.405               --
                                                       2007      1.452          1.436            8,918
                                                       2006      1.383          1.452            8,618
                                                       2005      1.301          1.383            8,104
                                                       2004      1.168          1.301            8,281
                                                       2003      1.000          1.168            4,807

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (6/03)............................  2008      1.302          0.831               --
                                                       2007      1.242          1.302               --
                                                       2006      1.169          1.242               --
                                                       2005      1.159          1.169               --
                                                       2004      1.122          1.159            3,000
                                                       2003      1.000          1.122            3,000

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2008      1.154          1.094               --
                                                       2007      1.129          1.154            3,687
                                                       2006      1.004          1.129            3,690
                                                       2005      1.000          1.004            3,693

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2008      1.753          1.796               --
                                                       2007      2.149          1.753            2,982
                                                       2006      1.606          2.149            2,432
                                                       2005      1.479          1.606            2,826
                                                       2004      1.160          1.479            1,925
                                                       2003      1.000          1.160            2,000

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (7/05)..............  2007      1.010          1.022               --
                                                       2006      0.993          1.010               --
                                                       2005      1.000          0.993               --

  DWSI Capital Growth Subaccount (Class B) (6/03)....  2008      1.425          0.928               --
                                                       2007      1.302          1.425               --
                                                       2006      1.234          1.302            3,741
                                                       2005      1.166          1.234               --
                                                       2004      1.112          1.166            2,000
                                                       2003      1.000          1.112            2,000

  DWSI Global Opportunities Subaccount (Class B)
  (6/03).............................................  2008      2.182          1.060            6,291
                                                       2007      2.054          2.182            5,079
                                                       2006      1.728          2.054            5,273
                                                       2005      1.500          1.728            5,578
                                                       2004      1.249          1.500            4,790
                                                       2003      1.000          1.249            1,000

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2008      1.351          1.265               --
                                                       2007      1.371          1.351               --
                                                       2006      1.241          1.371               --
                                                       2005      1.204          1.241               --
                                                       2004      1.124          1.204               --
                                                       2003      1.000          1.124            1,000

  DWSI Health Care Subaccount (Class B) (6/03).......  2008      1.427          1.064            6,157
                                                       2007      1.296          1.427            6,801
                                                       2006      1.256          1.296           10,393
                                                       2005      1.192          1.256            9,995
                                                       2004      1.119          1.192            8,711
                                                       2003      1.000          1.119            7,307

  DWSI International Subaccount (Class B) (6/03).....  2008      2.060          1.966               --
                                                       2007      1.849          2.060            3,675
                                                       2006      1.511          1.849            4,140
                                                       2005      1.339          1.511            4,413
                                                       2004      1.181          1.339            3,971
                                                       2003      1.000          1.181            1,000

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (6/03)..........................................  2006      1.189          1.238               --
                                                       2005      1.225          1.189            3,887
                                                       2004      1.126          1.225            4,301
                                                       2003      1.000          1.126            2,000

  DWSII All Cap Growth Subaccount (Class B) (6/03)...  2006      1.407          1.540               --
                                                       2005      1.274          1.407               --
                                                       2004      1.172          1.274            1,000
                                                       2003      1.000          1.172            1,000

  DWSII Balanced Subaccount (Class B) (6/03).........  2008      1.216          1.179               --
                                                       2007      1.194          1.216            4,669
                                                       2006      1.114          1.194            4,672
                                                       2005      1.099          1.114            4,676
                                                       2004      1.060          1.099            6,680
                                                       2003      1.000          1.060            6,681

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2008      1.570          1.466               --
                                                       2007      1.561          1.570           14,864
                                                       2006      1.389          1.561           14,664
                                                       2005      1.298          1.389           14,317
                                                       2004      1.152          1.298           12,871
                                                       2003      1.000          1.152            6,410

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.165          0.876           18,206
                                                       2007      1.141          1.165           18,543
                                                       2006      1.075          1.141           18,198
                                                       2005      1.056          1.075           17,979
                                                       2004      1.000          1.056               --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2008      1.019          0.980               --
                                                       2007      1.007          1.019            6,569
                                                       2006      0.994          1.007            6,574
                                                       2005      1.000          0.994            6,579
                                                       2004      0.985          1.000            6,585
                                                       2003      1.000          0.985            8,586

  DWSII Davis Venture Value Subaccount (Class B)
  (6/03).............................................  2008      1.514          1.463               --
                                                       2007      1.491          1.514               --
                                                       2006      1.336          1.491            3,332
                                                       2005      1.254          1.336            3,336
                                                       2004      1.154          1.254            3,347
                                                       2003      1.000          1.154            4,351

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2008      1.481          1.408               --
                                                       2007      1.553          1.481           11,083
                                                       2006      1.347          1.553           10,427
                                                       2005      1.284          1.347            6,944
                                                       2004      1.159          1.284            4,423
                                                       2003      1.000          1.159            1,000

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (6/03)..........................................  2006      1.627          1.977            5,349
                                                       2005      1.519          1.627            5,589
                                                       2004      1.241          1.519            3,686
                                                       2003      1.000          1.241            2,000

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.123          1.339               --
                                                       2005      1.053          1.123               --
                                                       2004      1.000          1.053               --

  DWSII Global Thematic Subaccount (Class B) (6/03)..  2008      2.046          1.040            6,603
                                                       2007      1.982          2.046            5,250
                                                       2006      1.568          1.982            5,465
                                                       2005      1.312          1.568            6,041
                                                       2004      1.177          1.312            5,291
                                                       2003      1.000          1.177            1,000

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2008      1.039          1.059            6,499
                                                       2007      1.010          1.039            6,504
                                                       2006      0.998          1.010            6,509
                                                       2005      1.000          0.998            6,515
                                                       2004      0.992          1.000            8,520
                                                       2003      1.000          0.992            8,522

  DWSII Growth Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.278          0.816               --
                                                       2007      1.242          1.278               --
                                                       2006      1.130          1.242               --
                                                       2005      1.093          1.130               --
                                                       2004      1.000          1.093               --

  DWSII High Income Subaccount (Class B) (6/03)......  2008      1.264          1.246               --
                                                       2007      1.289          1.264               --
                                                       2006      1.200          1.289            4,398
                                                       2005      1.190          1.200            4,403
                                                       2004      1.088          1.190            4,418
                                                       2003      1.000          1.088            4,423

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.049          1.063               --
                                                       2005      1.039          1.049               --
                                                       2004      1.000          1.039               --

  DWSII Index 500 Subaccount (Class B) (6/03)........  2005      1.211          1.225               --
                                                       2004      1.129          1.211            4,016
                                                       2003      1.000          1.129            4,017

  DWSII International Select Equity Subaccount (Class
  B) (6/03)..........................................  2008      2.130          2.049               --
                                                       2007      1.880          2.130               --
                                                       2006      1.541          1.880               --
                                                       2005      1.386          1.541               --
                                                       2004      1.206          1.386               --
                                                       2003      1.000          1.206            1,000

  DWSII Janus Growth & Income Subaccount (Class B)
  (6/03).............................................  2008      1.438          1.376               --
                                                       2007      1.388          1.438               --
                                                       2006      1.318          1.388               --
                                                       2005      1.209          1.318               --
                                                       2004      1.116          1.209            1,000
                                                       2003      1.000          1.116            1,000

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (6/03)..........................................  2006      1.266          1.242               --
                                                       2005      1.211          1.266               --
                                                       2004      1.107          1.211            1,000
                                                       2003      1.000          1.107            1,000

  DWSII Large Cap Core Subaccount (Class B) (11/04)..  2006      1.141          1.255               --
                                                       2005      1.036          1.141               --
                                                       2004      1.000          1.036               --

  DWSII Large Cap Value Subaccount (Class B) (6/03)..  2008      1.514          1.488               --
                                                       2007      1.377          1.514            7,399
                                                       2006      1.228          1.377            7,795
                                                       2005      1.239          1.228            7,407
                                                       2004      1.159          1.239            4,513
                                                       2003      1.000          1.159            2,000

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (6/03).............................................  2006      1.242          1.271               --
                                                       2005      1.281          1.242               --
                                                       2004      1.119          1.281            1,000
                                                       2003      1.000          1.119            1,000

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Mid Cap Growth Subaccount (Class B) (6/03)...  2008      1.489          1.398               --
                                                       2007      1.415          1.489               --
                                                       2006      1.312          1.415            2,127
                                                       2005      1.173          1.312            2,129
                                                       2004      1.161          1.173            3,137
                                                       2003      1.000          1.161            3,171

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.220          0.829           53,016
                                                       2007      1.191          1.220           52,690
                                                       2006      1.101          1.191           53,019
                                                       2005      1.074          1.101           53,232
                                                       2004      1.000          1.074               --

  DWSII Money Market Subaccount (Class B) (6/03).....  2008      1.003          1.005               --
                                                       2007      0.983          1.003               --
                                                       2006      0.967          0.983               --
                                                       2005      0.968          0.967               --
                                                       2004      0.987          0.968            1,000
                                                       2003      1.000          0.987            1,000

  DWSII Oak Strategic Equity Subaccount (Class B)
  (6/03).............................................  2006      1.090          1.106               --
                                                       2005      1.171          1.090            4,431
                                                       2004      1.190          1.171            5,446
                                                       2003      1.000          1.190            5,452

  DWSII Small Cap Growth Subaccount (Class B)
  (6/03).............................................  2008      1.337          1.163               --
                                                       2007      1.295          1.337               --
                                                       2006      1.267          1.295               --
                                                       2005      1.217          1.267               --
                                                       2004      1.129          1.217               --
                                                       2003      1.000          1.129            1,000

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2008      1.120          1.118               --
                                                       2007      1.093          1.120               --
                                                       2006      1.031          1.093               --
                                                       2005      1.037          1.031               --
                                                       2004      0.982          1.037               --
                                                       2003      1.000          0.982            2,000

  DWSII Technology Subaccount (Class B) (6/03).......  2008      1.314          0.686            4,686
                                                       2007      1.184          1.314            4,225
                                                       2006      1.208          1.184            4,421
                                                       2005      1.199          1.208            3,730
                                                       2004      1.212          1.199            3,336
                                                       2003      1.000          1.212            1,000

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (6/03).............................................  2008      1.790          1.661               --
                                                       2007      1.467          1.790               --
                                                       2006      1.416          1.467            4,346
                                                       2005      1.305          1.416            4,351
                                                       2004      1.209          1.305            5,366
                                                       2003      1.000          1.209            5,372

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *...........................................  2008      1.249          0.927               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2008      1.404          0.881            8,969

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/08) *.................................  2008      1.017          0.672               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2008      3.361          1.462               --
                                                       2007      2.683          3.361               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08)...................................  2008      1.971          1.142            4,272

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08) *...........................................  2008      1.120          0.964               --

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class
  B) (4/08) *........................................  2008      1.401          0.862               --

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2008      1.655          0.898               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08).............................................  2008      0.995          0.936            6,485

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08).............................................  2008      1.177          0.917            4,665

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2008      1.408          0.950           10,777

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08).............................................  2008      1.797          1.793            1,666

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).............................................  2008      1.457          0.892               --

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *..................................................  2008      1.465          0.946           15,112

  MSF MetLife Stock Index Subaccount (Class B) (4/08)
  *..................................................  2008      1.093          0.706            3,684

  MSF MFS(R) Total Return Subaccount (Class B)
  (1/70).............................................  2008      1.081          0.819               --
                                                       2007      1.065          1.081               --
                                                       2006      1.000          1.065               --

  MSF MFS(R) Value Subaccount (Class E) (4/08).......  2008      1.487          1.030            6,515

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/08) *...........................................  2008      1.021          0.628          103,541

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.281          0.777               --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.165          0.761               --




---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2008.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2008 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 04/29/2005, Scudder Variable Series I-21st Century Growth Portfolio merged into Scudder Variable Series II-Scudder Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-Scudder Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-SVS Eagle Focused Large Cap Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-SVS Focused Vale and Growth Portfolio merged into Scudder Variable Series I-Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 09/19/2005, Scudder Variable Series II-SVS Index 500 Portfolio merged into Scudder Investments VIT Funds-Scudder VIT Equity Index 500 Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, The Alger American Fund-Alger American Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS Dreman Financial Services VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS Income Allocation VIP merged into DWS Variable Series II-DWS Conservative Allocation VIP and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS MFS(R) Strategic Value VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Janus Growth Opportunities VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Legg Mason Aggressive Growth VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Mercury Large Cap Core VIP merged into DWS Variable Series I-DWS Growth & Income VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Oak Strategic Equity VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Templeton Foreign Value VIP merged into DWS Variable Series I-DWS International VIP and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Investment Portfolios-Mid Cap Stock Portfolio was replaced by Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Investments VIT Funds-DWS Equity 500 Index VIP was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series I-DWS Bond VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series I-DWS Growth & Income VIP was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series I-DWS International VIP was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Balanced VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Blue Chip VIP was replaced by Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Core Fixed Income VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Davis Venture Value VIP was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Dreman High Return Equity VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Large Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS High Income VIP was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS International Select Equity VIP was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Janus Growth & Income VIP was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Large Cap Value VIP was replaced by Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Mid Cap Growth VIP was replaced by Met Investors Series Trust-T. Rowe Price Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Money Market VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Small Cap Growth VIP was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Strategic Income VIP was replaced by Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Turner Mid Cap Growth VIP was replaced by Met Investors Series Trust-Turner Mid Cap Growth Portfolio and is no longer available as a funding option.

         CONDENSED FINANCIAL INFORMATION -- SCUDDER ADVOCATE ADVISOR-ST1

--------------------------------------------------------------------------------

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

         SCUDDER ADVOCATE ADVISOR-ST1 -- SEPARATE ACCOUNT CHARGES 2.00%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (6/03)...............  2008      2.151          1.426               --
                                                       2007      1.819          2.151               --
                                                       2006      1.479          1.819               --
                                                       2005      1.291          1.479               --
                                                       2004      1.066          1.291               --
                                                       2003      1.000          1.066               --

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.151          1.156               --
                                                       2005      1.086          1.151               --
                                                       2004      1.062          1.086               --
                                                       2003      1.000          1.062               --

  Alger American Capital Appreciation Subaccount
  (Class S) (6/03)...................................  2008      2.019          1.083               --
                                                       2007      1.547          2.019               --
                                                       2006      1.326          1.547               --
                                                       2005      1.185          1.326               --
                                                       2004      1.121          1.185               --
                                                       2003      1.000          1.121               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/03).............................................  2007      2.632          2.753               --
                                                       2006      2.026          2.632               --
                                                       2005      1.615          2.026               --
                                                       2004      1.319          1.615               --
                                                       2003      1.000          1.319               --

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2008      1.702          0.889               --
                                                       2007      1.809          1.702               --
                                                       2006      1.630          1.809               --
                                                       2005      1.432          1.630               --
                                                       2004      1.238          1.432               --
                                                       2003      1.000          1.238               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2008      1.469          1.440               --
                                                       2007      1.478          1.469               --
                                                       2006      1.401          1.478               --
                                                       2005      1.312          1.401               --
                                                       2004      1.171          1.312               --
                                                       2003      1.000          1.171               --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (6/03)............................  2008      1.332          0.854               --
                                                       2007      1.264          1.332               --
                                                       2006      1.184          1.264               --
                                                       2005      1.168          1.184               --
                                                       2004      1.125          1.168               --
                                                       2003      1.000          1.125               --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2008      1.167          1.109               --
                                                       2007      1.136          1.167               --
                                                       2006      1.006          1.136               --
                                                       2005      1.000          1.006               --

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2008      1.793          1.840               --
                                                       2007      2.187          1.793               --
                                                       2006      1.627          2.187               --
                                                       2005      1.491          1.627               --
                                                       2004      1.164          1.491               --
                                                       2003      1.000          1.164               --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (7/05)..............  2007      1.018          1.035               --
                                                       2006      0.995          1.018               --
                                                       2005      1.000          0.995               --

  DWSI Capital Growth Subaccount (Class B) (6/03)....  2008      1.457          0.954               --
                                                       2007      1.326          1.457               --
                                                       2006      1.250          1.326               --
                                                       2005      1.175          1.250               --
                                                       2004      1.115          1.175               --
                                                       2003      1.000          1.115               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSI Global Opportunities Subaccount (Class B)
  (6/03).............................................  2008      2.232          1.090               --
                                                       2007      2.091          2.232               --
                                                       2006      1.750          2.091               --
                                                       2005      1.512          1.750               --
                                                       2004      1.253          1.512               --
                                                       2003      1.000          1.253               --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2008      1.382          1.296               --
                                                       2007      1.396          1.382               --
                                                       2006      1.257          1.396               --
                                                       2005      1.213          1.257               --
                                                       2004      1.127          1.213               --
                                                       2003      1.000          1.127               --

  DWSI Health Care Subaccount (Class B) (6/03).......  2008      1.460          1.095               --
                                                       2007      1.319          1.460               --
                                                       2006      1.273          1.319               --
                                                       2005      1.201          1.273               --
                                                       2004      1.123          1.201               --
                                                       2003      1.000          1.123               --

  DWSI International Subaccount (Class B) (6/03).....  2008      2.108          2.015               --
                                                       2007      1.882          2.108               --
                                                       2006      1.531          1.882               --
                                                       2005      1.349          1.531               --
                                                       2004      1.184          1.349               --
                                                       2003      1.000          1.184               --

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (6/03)..........................................  2006      1.204          1.258               --
                                                       2005      1.234          1.204               --
                                                       2004      1.129          1.234               --
                                                       2003      1.000          1.129               --

  DWSII All Cap Growth Subaccount (Class B) (6/03)...  2006      1.425          1.567               --
                                                       2005      1.284          1.425               --
                                                       2004      1.175          1.284               --
                                                       2003      1.000          1.175               --

  DWSII Balanced Subaccount (Class B) (6/03).........  2008      1.244          1.208               --
                                                       2007      1.215          1.244               --
                                                       2006      1.129          1.215               --
                                                       2005      1.108          1.129               --
                                                       2004      1.063          1.108               --
                                                       2003      1.000          1.063               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2008      1.606          1.503               --
                                                       2007      1.589          1.606               --
                                                       2006      1.407          1.589               --
                                                       2005      1.309          1.407               --
                                                       2004      1.155          1.309               --
                                                       2003      1.000          1.155               --

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.185          0.895               --
                                                       2007      1.155          1.185               --
                                                       2006      1.083          1.155               --
                                                       2005      1.058          1.083               --
                                                       2004      1.000          1.058               --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2008      1.042          1.004               --
                                                       2007      1.025          1.042               --
                                                       2006      1.007          1.025               --
                                                       2005      1.008          1.007               --
                                                       2004      0.988          1.008               --
                                                       2003      1.000          0.988               --

  DWSII Davis Venture Value Subaccount (Class B)
  (6/03).............................................  2008      1.549          1.499               --
                                                       2007      1.517          1.549               --
                                                       2006      1.354          1.517               --
                                                       2005      1.264          1.354               --
                                                       2004      1.158          1.264               --
                                                       2003      1.000          1.158               --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2008      1.516          1.443               --
                                                       2007      1.581          1.516               --
                                                       2006      1.364          1.581               --
                                                       2005      1.295          1.364               --
                                                       2004      1.162          1.295               --
                                                       2003      1.000          1.162               --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (6/03)..........................................  2006      1.648          2.012               --
                                                       2005      1.531          1.648               --
                                                       2004      1.244          1.531               --
                                                       2003      1.000          1.244               --

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.130          1.352               --
                                                       2005      1.053          1.130               --
                                                       2004      1.000          1.053               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Global Thematic Subaccount (Class B) (6/03)..  2008      2.093          1.070               --
                                                       2007      2.018          2.093               --
                                                       2006      1.588          2.018               --
                                                       2005      1.322          1.588               --
                                                       2004      1.180          1.322               --
                                                       2003      1.000          1.180               --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2008      1.063          1.089               --
                                                       2007      1.028          1.063               --
                                                       2006      1.011          1.028               --
                                                       2005      1.008          1.011               --
                                                       2004      0.995          1.008               --
                                                       2003      1.000          0.995               --

  DWSII Growth Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.300          0.834               --
                                                       2007      1.257          1.300               --
                                                       2006      1.138          1.257               --
                                                       2005      1.095          1.138               --
                                                       2004      1.000          1.095               --

  DWSII High Income Subaccount (Class B) (6/03)......  2008      1.293          1.276               --
                                                       2007      1.312          1.293               --
                                                       2006      1.215          1.312               --
                                                       2005      1.199          1.215               --
                                                       2004      1.091          1.199               --
                                                       2003      1.000          1.091               --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.057          1.074               --
                                                       2005      1.041          1.057               --
                                                       2004      1.000          1.041               --

  DWSII Index 500 Subaccount (Class B) (6/03)........  2005      1.220          1.239               --
                                                       2004      1.132          1.220               --
                                                       2003      1.000          1.132               --

  DWSII International Select Equity Subaccount (Class
  B) (6/03)..........................................  2008      2.179          2.099               --
                                                       2007      1.914          2.179               --
                                                       2006      1.561          1.914               --
                                                       2005      1.397          1.561               --
                                                       2004      1.209          1.397               --
                                                       2003      1.000          1.209               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Janus Growth & Income Subaccount (Class B)
  (6/03).............................................  2008      1.471          1.410               --
                                                       2007      1.413          1.471               --
                                                       2006      1.335          1.413               --
                                                       2005      1.219          1.335               --
                                                       2004      1.119          1.219               --
                                                       2003      1.000          1.119               --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (6/03)..........................................  2006      1.282          1.264               --
                                                       2005      1.221          1.282               --
                                                       2004      1.110          1.221               --
                                                       2003      1.000          1.110               --

  DWSII Large Cap Core Subaccount (Class B) (11/04)..  2006      1.147          1.268               --
                                                       2005      1.036          1.147               --
                                                       2004      1.000          1.036               --

  DWSII Large Cap Value Subaccount (Class B) (6/03)..  2008      1.549          1.525               --
                                                       2007      1.402          1.549               --
                                                       2006      1.244          1.402               --
                                                       2005      1.249          1.244               --
                                                       2004      1.162          1.249               --
                                                       2003      1.000          1.162               --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (6/03).............................................  2006      1.258          1.292               --
                                                       2005      1.291          1.258               --
                                                       2004      1.122          1.291               --
                                                       2003      1.000          1.122               --

  DWSII Mid Cap Growth Subaccount (Class B) (6/03)...  2008      1.523          1.432               --
                                                       2007      1.440          1.523               --
                                                       2006      1.329          1.440               --
                                                       2005      1.183          1.329               --
                                                       2004      1.164          1.183               --
                                                       2003      1.000          1.164               --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.241          0.847               --
                                                       2007      1.205          1.241               --
                                                       2006      1.108          1.205               --
                                                       2005      1.076          1.108               --
                                                       2004      1.000          1.076               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Money Market Subaccount (Class B) (6/03).....  2008      1.026          1.029               --
                                                       2007      1.001          1.026               --
                                                       2006      0.979          1.001               --
                                                       2005      0.975          0.979               --
                                                       2004      0.990          0.975               --
                                                       2003      1.000          0.990               --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (6/03).............................................  2006      1.105          1.125               --
                                                       2005      1.180          1.105               --
                                                       2004      1.193          1.180               --
                                                       2003      1.000          1.193               --

  DWSII Small Cap Growth Subaccount (Class B)
  (6/03).............................................  2008      1.367          1.191               --
                                                       2007      1.319          1.367               --
                                                       2006      1.284          1.319               --
                                                       2005      1.227          1.284               --
                                                       2004      1.132          1.227               --
                                                       2003      1.000          1.132               --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2008      1.146          1.146               --
                                                       2007      1.113          1.146               --
                                                       2006      1.044          1.113               --
                                                       2005      1.045          1.044               --
                                                       2004      0.985          1.045               --
                                                       2003      1.000          0.985               --

  DWSII Technology Subaccount (Class B) (6/03).......  2008      1.344          0.706               --
                                                       2007      1.205          1.344               --
                                                       2006      1.224          1.205               --
                                                       2005      1.209          1.224               --
                                                       2004      1.215          1.209               --
                                                       2003      1.000          1.215               --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (6/03).............................................  2008      1.831          1.702               --
                                                       2007      1.493          1.831               --
                                                       2006      1.434          1.493               --
                                                       2005      1.315          1.434               --
                                                       2004      1.212          1.315               --
                                                       2003      1.000          1.212               --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *...........................................  2008      1.280          0.953               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2008      1.450          0.914               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/08) *.................................  2008      1.028          0.681           67,129

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2008      3.438          1.504               --
                                                       2007      2.736          3.438               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08)...................................  2008      2.020          1.174               --

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08) *...........................................  2008      1.148          0.991               --

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class
  B) (4/08) *........................................  2008      1.435          0.887               --

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2008      1.695          0.923               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08).............................................  2008      1.009          0.952               --

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08).............................................  2008      1.206          0.943               --

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2008      1.331          0.902               --

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08).............................................  2008      1.841          1.843               --

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).............................................  2008      1.493          0.917               --

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *..................................................  2008      1.502          0.972               --

  MSF MetLife Stock Index Subaccount (Class B) (4/08)
  *..................................................  2008      1.108          0.718               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (1/70).............................................  2008      1.090          0.830               --
                                                       2007      1.068          1.090               --
                                                       2006      1.000          1.068               --

  MSF MFS(R) Value Subaccount (Class E) (4/08).......  2008      1.524          1.059               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/08) *...........................................  2008      1.031          0.636               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.343          0.818               --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.194          0.783               --

         SCUDDER ADVOCATE ADVISOR-ST1 -- SEPARATE ACCOUNT CHARGES 2.05%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (6/03)...............  2008      2.159          1.431             --
                                                       2007      1.827          2.159             --
                                                       2006      1.486          1.827             --
                                                       2005      1.298          1.486             --
                                                       2004      1.072          1.298             --
                                                       2003      1.000          1.072             --

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.120          1.124             --
                                                       2005      1.057          1.120             --
                                                       2004      1.034          1.057             --
                                                       2003      1.000          1.034             --

  Alger American Capital Appreciation Subaccount
  (Class S) (6/03)...................................  2008      1.834          0.983             --
                                                       2007      1.405          1.834             --
                                                       2006      1.206          1.405             --
                                                       2005      1.078          1.206             --
                                                       2004      1.020          1.078             --
                                                       2003      1.000          1.020             --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/03).............................................  2007      2.078          2.174             --
                                                       2006      1.601          2.078             --
                                                       2005      1.277          1.601             --
                                                       2004      1.043          1.277             --
                                                       2003      1.000          1.043             --

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2008      1.417          0.739             --
                                                       2007      1.506          1.417             --
                                                       2006      1.358          1.506             --
                                                       2005      1.193          1.358             --
                                                       2004      1.032          1.193             --
                                                       2003      1.000          1.032             --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2008      1.288          1.262             --
                                                       2007      1.297          1.288             --
                                                       2006      1.229          1.297             --
                                                       2005      1.152          1.229             --
                                                       2004      1.029          1.152             --
                                                       2003      1.000          1.029             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (6/03)............................  2008      1.234          0.791             --
                                                       2007      1.172          1.234             --
                                                       2006      1.098          1.172             --
                                                       2005      1.084          1.098             --
                                                       2004      1.044          1.084             --
                                                       2003      1.000          1.044             --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2008      1.166          1.107             --
                                                       2007      1.135          1.166             --
                                                       2006      1.006          1.135             --
                                                       2005      1.000          1.006             --

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2008      1.607          1.648             --
                                                       2007      1.960          1.607             --
                                                       2006      1.459          1.960             --
                                                       2005      1.338          1.459             --
                                                       2004      1.044          1.338             --
                                                       2003      1.000          1.044             --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (7/05)..............  2007      1.017          1.034             --
                                                       2006      0.995          1.017             --
                                                       2005      1.000          0.995             --

  DWSI Capital Growth Subaccount (Class B) (6/03)....  2008      1.361          0.891             --
                                                       2007      1.239          1.361             --
                                                       2006      1.169          1.239             --
                                                       2005      1.099          1.169             --
                                                       2004      1.043          1.099             --
                                                       2003      1.000          1.043             --

  DWSI Global Opportunities Subaccount (Class B)
  (6/03).............................................  2008      1.903          0.929             --
                                                       2007      1.783          1.903             --
                                                       2006      1.493          1.783             --
                                                       2005      1.291          1.493             --
                                                       2004      1.070          1.291             --
                                                       2003      1.000          1.070             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2008      1.292          1.211             --
                                                       2007      1.306          1.292             --
                                                       2006      1.176          1.306             --
                                                       2005      1.135          1.176             --
                                                       2004      1.056          1.135             --
                                                       2003      1.000          1.056             --

  DWSI Health Care Subaccount (Class B) (6/03).......  2008      1.415          1.060             --
                                                       2007      1.279          1.415             --
                                                       2006      1.234          1.279             --
                                                       2005      1.166          1.234             --
                                                       2004      1.090          1.166             --
                                                       2003      1.000          1.090             --

  DWSI International Subaccount (Class B) (6/03).....  2008      1.930          1.845             --
                                                       2007      1.725          1.930             --
                                                       2006      1.403          1.725             --
                                                       2005      1.238          1.403             --
                                                       2004      1.087          1.238             --
                                                       2003      1.000          1.087             --

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (6/03)..........................................  2006      1.103          1.152             --
                                                       2005      1.131          1.103             --
                                                       2004      1.035          1.131             --
                                                       2003      1.000          1.035             --

  DWSII All Cap Growth Subaccount (Class B) (6/03)...  2006      1.246          1.370             --
                                                       2005      1.123          1.246             --
                                                       2004      1.028          1.123             --
                                                       2003      1.000          1.028             --

  DWSII Balanced Subaccount (Class B) (6/03).........  2008      1.205          1.170             --
                                                       2007      1.178          1.205             --
                                                       2006      1.095          1.178             --
                                                       2005      1.076          1.095             --
                                                       2004      1.032          1.076             --
                                                       2003      1.000          1.032             --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2008      1.469          1.374             --
                                                       2007      1.454          1.469             --
                                                       2006      1.289          1.454             --
                                                       2005      1.199          1.289             --
                                                       2004      1.059          1.199             --
                                                       2003      1.000          1.059             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.183          0.894             --
                                                       2007      1.153          1.183             --
                                                       2006      1.082          1.153             --
                                                       2005      1.058          1.082             --
                                                       2004      1.000          1.058             --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2008      1.070          1.031             --
                                                       2007      1.053          1.070             --
                                                       2006      1.034          1.053             --
                                                       2005      1.037          1.034             --
                                                       2004      1.016          1.037             --
                                                       2003      1.000          1.016             --

  DWSII Davis Venture Value Subaccount (Class B)
  (6/03).............................................  2008      1.421          1.375             --
                                                       2007      1.393          1.421             --
                                                       2006      1.243          1.393             --
                                                       2005      1.162          1.243             --
                                                       2004      1.064          1.162             --
                                                       2003      1.000          1.064             --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2008      1.390          1.324             --
                                                       2007      1.451          1.390             --
                                                       2006      1.253          1.451             --
                                                       2005      1.189          1.253             --
                                                       2004      1.068          1.189             --
                                                       2003      1.000          1.068             --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (6/03)..........................................  2006      1.402          1.712             --
                                                       2005      1.304          1.402             --
                                                       2004      1.060          1.304             --
                                                       2003      1.000          1.060             --

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.129          1.351             --
                                                       2005      1.053          1.129             --
                                                       2004      1.000          1.053             --

  DWSII Global Thematic Subaccount (Class B) (6/03)..  2008      1.909          0.975             --
                                                       2007      1.841          1.909             --
                                                       2006      1.450          1.841             --
                                                       2005      1.208          1.450             --
                                                       2004      1.078          1.208             --
                                                       2003      1.000          1.078             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2008      1.076          1.101             --
                                                       2007      1.041          1.076             --
                                                       2006      1.024          1.041             --
                                                       2005      1.022          1.024             --
                                                       2004      1.009          1.022             --
                                                       2003      1.000          1.009             --

  DWSII Growth Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.298          0.832             --
                                                       2007      1.255          1.298             --
                                                       2006      1.137          1.255             --
                                                       2005      1.095          1.137             --
                                                       2004      1.000          1.095             --

  DWSII High Income Subaccount (Class B) (6/03)......  2008      1.224          1.208             --
                                                       2007      1.243          1.224             --
                                                       2006      1.152          1.243             --
                                                       2005      1.137          1.152             --
                                                       2004      1.035          1.137             --
                                                       2003      1.000          1.035             --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.056          1.073             --
                                                       2005      1.041          1.056             --
                                                       2004      1.000          1.041             --

  DWSII Index 500 Subaccount (Class B) (6/03)........  2005      1.142          1.159             --
                                                       2004      1.060          1.142             --
                                                       2003      1.000          1.060             --

  DWSII International Select Equity Subaccount (Class
  B) (6/03)..........................................  2008      1.957          1.885             --
                                                       2007      1.720          1.957             --
                                                       2006      1.403          1.720             --
                                                       2005      1.256          1.403             --
                                                       2004      1.088          1.256             --
                                                       2003      1.000          1.088             --

  DWSII Janus Growth & Income Subaccount (Class B)
  (6/03).............................................  2008      1.386          1.329             --
                                                       2007      1.332          1.386             --
                                                       2006      1.259          1.332             --
                                                       2005      1.150          1.259             --
                                                       2004      1.057          1.150             --
                                                       2003      1.000          1.057             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (6/03)..........................................  2006      1.205          1.188             --
                                                       2005      1.148          1.205             --
                                                       2004      1.044          1.148             --
                                                       2003      1.000          1.044             --

  DWSII Large Cap Core Subaccount (Class B) (11/04)..  2006      1.147          1.267             --
                                                       2005      1.036          1.147             --
                                                       2004      1.000          1.036             --

  DWSII Large Cap Value Subaccount (Class B) (6/03)..  2008      1.420          1.398             --
                                                       2007      1.286          1.420             --
                                                       2006      1.141          1.286             --
                                                       2005      1.147          1.141             --
                                                       2004      1.068          1.147             --
                                                       2003      1.000          1.068             --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (6/03).............................................  2006      1.198          1.230             --
                                                       2005      1.230          1.198             --
                                                       2004      1.069          1.230             --
                                                       2003      1.000          1.069             --

  DWSII Mid Cap Growth Subaccount (Class B) (6/03)...  2008      1.330          1.250             --
                                                       2007      1.258          1.330             --
                                                       2006      1.162          1.258             --
                                                       2005      1.034          1.162             --
                                                       2004      1.019          1.034             --
                                                       2003      1.000          1.019             --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.239          0.845             --
                                                       2007      1.204          1.239             --
                                                       2006      1.107          1.204             --
                                                       2005      1.076          1.107             --
                                                       2004      1.000          1.076             --

  DWSII Money Market Subaccount (Class B) (6/03).....  2008      1.032          1.035             --
                                                       2007      1.007          1.032             --
                                                       2006      0.986          1.007             --
                                                       2005      0.982          0.986             --
                                                       2004      0.998          0.982             --
                                                       2003      1.000          0.998             --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (6/03).............................................  2006      0.946          0.963             --
                                                       2005      1.011          0.946             --
                                                       2004      1.023          1.011             --
                                                       2003      1.000          1.023             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Small Cap Growth Subaccount (Class B)
  (6/03).............................................  2008      1.215          1.058             --
                                                       2007      1.172          1.215             --
                                                       2006      1.141          1.172             --
                                                       2005      1.092          1.141             --
                                                       2004      1.008          1.092             --
                                                       2003      1.000          1.008             --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2008      1.199          1.198             --
                                                       2007      1.165          1.199             --
                                                       2006      1.093          1.165             --
                                                       2005      1.095          1.093             --
                                                       2004      1.032          1.095             --
                                                       2003      1.000          1.032             --

  DWSII Technology Subaccount (Class B) (6/03).......  2008      1.126          0.591             --
                                                       2007      1.010          1.126             --
                                                       2006      1.026          1.010             --
                                                       2005      1.014          1.026             --
                                                       2004      1.020          1.014             --
                                                       2003      1.000          1.020             --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (6/03).............................................  2008      1.530          1.423             --
                                                       2007      1.249          1.530             --
                                                       2006      1.200          1.249             --
                                                       2005      1.101          1.200             --
                                                       2004      1.016          1.101             --
                                                       2003      1.000          1.016             --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *...........................................  2008      1.211          0.902             --

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2008      1.446          0.910             --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/08) *.................................  2008      1.027          0.680             --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2008      2.714          1.186             --
                                                       2007      2.160          2.714             --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08)...................................  2008      1.849          1.075             --

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08) *...........................................  2008      1.201          1.036             --

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class
  B) (4/08) *........................................  2008      1.253          0.774             --

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2008      1.417          0.771             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08).............................................  2008      1.007          0.950             --

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08).............................................  2008      1.169          0.914             --

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2008      1.324          0.896             --

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08).............................................  2008      1.649          1.651             --

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).............................................  2008      1.369          0.841             --

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *..................................................  2008      1.374          0.889             --

  MSF MetLife Stock Index Subaccount (Class B) (4/08)
  *..................................................  2008      1.106          0.716             --

  MSF MFS(R) Total Return Subaccount (Class B)
  (1/70).............................................  2008      1.089          0.829             --
                                                       2007      1.068          1.089             --
                                                       2006      1.000          1.068             --

  MSF MFS(R) Value Subaccount (Class E) (4/08).......  2008      1.397          0.971             --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/08) *...........................................  2008      1.030          0.635             --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.337          0.814             --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.060          0.695             --




         SCUDDER ADVOCATE ADVISOR-ST1 -- SEPARATE ACCOUNT CHARGES 2.20%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (6/03)...............  2008      2.131          1.410            1,339
                                                       2007      1.806          2.131            1,341
                                                       2006      1.471          1.806            1,342
                                                       2005      1.287          1.471            1,344
                                                       2004      1.065          1.287               --
                                                       2003      1.000          1.065               --

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.145          1.149               --
                                                       2005      1.082          1.145               --
                                                       2004      1.061          1.082               --
                                                       2003      1.000          1.061               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Alger American Capital Appreciation Subaccount
  (Class S) (6/03)...................................  2008      2.001          1.071               --
                                                       2007      1.536          2.001               --
                                                       2006      1.320          1.536               --
                                                       2005      1.182          1.320               --
                                                       2004      1.119          1.182               --
                                                       2003      1.000          1.119               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/03).............................................  2007      2.613          2.732               --
                                                       2006      2.016          2.613            1,147
                                                       2005      1.610          2.016            1,148
                                                       2004      1.318          1.610               --
                                                       2003      1.000          1.318               --

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2008      1.687          0.879               --
                                                       2007      1.796          1.687               --
                                                       2006      1.622          1.796               --
                                                       2005      1.427          1.622               --
                                                       2004      1.236          1.427               --
                                                       2003      1.000          1.236               --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2008      1.456          1.426               --
                                                       2007      1.468          1.456               --
                                                       2006      1.393          1.468               --
                                                       2005      1.308          1.393           12,250
                                                       2004      1.170          1.308               --
                                                       2003      1.000          1.170               --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (6/03)............................  2008      1.320          0.845               --
                                                       2007      1.255          1.320               --
                                                       2006      1.178          1.255               --
                                                       2005      1.165          1.178               --
                                                       2004      1.124          1.165               --
                                                       2003      1.000          1.124               --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2008      1.162          1.103               --
                                                       2007      1.133          1.162               --
                                                       2006      1.005          1.133               --
                                                       2005      1.000          1.005               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2008      1.777          1.822               --
                                                       2007      2.172          1.777            3,541
                                                       2006      1.619          2.172            3,755
                                                       2005      1.486          1.619            7,739
                                                       2004      1.162          1.486            3,201
                                                       2003      1.000          1.162               --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (7/05)..............  2007      1.015          1.030               --
                                                       2006      0.994          1.015               --
                                                       2005      1.000          0.994               --

  DWSI Capital Growth Subaccount (Class B) (6/03)....  2008      1.444          0.944            6,050
                                                       2007      1.316          1.444           21,238
                                                       2006      1.244          1.316           20,799
                                                       2005      1.172          1.244               --
                                                       2004      1.114          1.172               --
                                                       2003      1.000          1.114               --

  DWSI Global Opportunities Subaccount (Class B)
  (6/03).............................................  2008      2.212          1.078            1,200
                                                       2007      2.076          2.212            1,202
                                                       2006      1.741          2.076            1,203
                                                       2005      1.507          1.741            1,205
                                                       2004      1.251          1.507               --
                                                       2003      1.000          1.251               --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2008      1.369          1.283               --
                                                       2007      1.386          1.369               --
                                                       2006      1.251          1.386               --
                                                       2005      1.209          1.251               --
                                                       2004      1.126          1.209               --
                                                       2003      1.000          1.126               --

  DWSI Health Care Subaccount (Class B) (6/03).......  2008      1.446          1.082               --
                                                       2007      1.310          1.446               --
                                                       2006      1.266          1.310               --
                                                       2005      1.198          1.266            8,372
                                                       2004      1.121          1.198               --
                                                       2003      1.000          1.121               --

  DWSI International Subaccount (Class B) (6/03).....  2008      2.089          1.995               --
                                                       2007      1.869          2.089            1,334
                                                       2006      1.523          1.869            1,336
                                                       2005      1.345          1.523               --
                                                       2004      1.183          1.345               --
                                                       2003      1.000          1.183               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (6/03)..........................................  2006      1.198          1.250               --
                                                       2005      1.230          1.198               --
                                                       2004      1.128          1.230               --
                                                       2003      1.000          1.128               --

  DWSII All Cap Growth Subaccount (Class B) (6/03)...  2006      1.417          1.556               --
                                                       2005      1.279          1.417               --
                                                       2004      1.174          1.279               --
                                                       2003      1.000          1.174               --

  DWSII Balanced Subaccount (Class B) (6/03).........  2008      1.232          1.196               --
                                                       2007      1.206          1.232               --
                                                       2006      1.123          1.206               --
                                                       2005      1.105          1.123           13,456
                                                       2004      1.062          1.105               --
                                                       2003      1.000          1.062               --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2008      1.591          1.488               --
                                                       2007      1.577          1.591               --
                                                       2006      1.400          1.577               --
                                                       2005      1.305          1.400           18,072
                                                       2004      1.154          1.305               --
                                                       2003      1.000          1.154               --

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.177          0.888               --
                                                       2007      1.149          1.177               --
                                                       2006      1.080          1.149               --
                                                       2005      1.057          1.080           11,593
                                                       2004      1.000          1.057               --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2008      1.033          0.994               --
                                                       2007      1.018          1.033           35,603
                                                       2006      1.001          1.018           34,312
                                                       2005      1.005          1.001           30,066
                                                       2004      0.987          1.005           30,247
                                                       2003      1.000          0.987               --

  DWSII Davis Venture Value Subaccount (Class B)
  (6/03).............................................  2008      1.535          1.484               --
                                                       2007      1.506          1.535               --
                                                       2006      1.347          1.506               --
                                                       2005      1.260          1.347           19,927
                                                       2004      1.156          1.260               --
                                                       2003      1.000          1.156               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2008      1.502          1.429               --
                                                       2007      1.570          1.502           23,568
                                                       2006      1.357          1.570           24,088
                                                       2005      1.290          1.357           23,108
                                                       2004      1.161          1.290           22,426
                                                       2003      1.000          1.161               --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (6/03)..........................................  2006      1.639          1.998            4,218
                                                       2005      1.526          1.639           11,187
                                                       2004      1.243          1.526            3,601
                                                       2003      1.000          1.243               --

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.127          1.347               --
                                                       2005      1.053          1.127            1,811
                                                       2004      1.000          1.053               --

  DWSII Global Thematic Subaccount (Class B) (6/03)..  2008      2.074          1.058            1,386
                                                       2007      2.004          2.074            1,388
                                                       2006      1.580          2.004            1,390
                                                       2005      1.318          1.580            1,392
                                                       2004      1.179          1.318               --
                                                       2003      1.000          1.179               --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2008      1.053          1.077               --
                                                       2007      1.020          1.053               --
                                                       2006      1.005          1.020               --
                                                       2005      1.005          1.005               --
                                                       2004      0.994          1.005               --
                                                       2003      1.000          0.994               --

  DWSII Growth Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.291          0.827               --
                                                       2007      1.251          1.291               --
                                                       2006      1.135          1.251               --
                                                       2005      1.094          1.135               --
                                                       2004      1.000          1.094               --

  DWSII High Income Subaccount (Class B) (6/03)......  2008      1.281          1.264               --
                                                       2007      1.303          1.281            3,287
                                                       2006      1.209          1.303            3,290
                                                       2005      1.195          1.209           15,660
                                                       2004      1.090          1.195            3,296
                                                       2003      1.000          1.090               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.054          1.069               --
                                                       2005      1.040          1.054               --
                                                       2004      1.000          1.040               --

  DWSII Index 500 Subaccount (Class B) (6/03)........  2005      1.216          1.234               --
                                                       2004      1.130          1.216               --
                                                       2003      1.000          1.130               --

  DWSII International Select Equity Subaccount (Class
  B) (6/03)..........................................  2008      2.160          2.079               --
                                                       2007      1.900          2.160           10,406
                                                       2006      1.553          1.900           10,701
                                                       2005      1.393          1.553           12,180
                                                       2004      1.208          1.393           12,761
                                                       2003      1.000          1.208               --

  DWSII Janus Growth & Income Subaccount (Class B)
  (6/03).............................................  2008      1.457          1.396               --
                                                       2007      1.403          1.457               --
                                                       2006      1.328          1.403               --
                                                       2005      1.215          1.328           13,043
                                                       2004      1.118          1.215               --
                                                       2003      1.000          1.118               --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (6/03)..........................................  2006      1.275          1.255               --
                                                       2005      1.217          1.275               --
                                                       2004      1.109          1.217               --
                                                       2003      1.000          1.109               --

  DWSII Large Cap Core Subaccount (Class B) (11/04)..  2006      1.145          1.263               --
                                                       2005      1.036          1.145               --
                                                       2004      1.000          1.036               --

  DWSII Large Cap Value Subaccount (Class B) (6/03)..  2008      1.535          1.510               --
                                                       2007      1.392          1.535            1,514
                                                       2006      1.237          1.392            1,516
                                                       2005      1.245          1.237            1,518
                                                       2004      1.161          1.245               --
                                                       2003      1.000          1.161               --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (6/03).............................................  2006      1.251          1.284               --
                                                       2005      1.287          1.251            1,475
                                                       2004      1.120          1.287               --
                                                       2003      1.000          1.120               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Mid Cap Growth Subaccount (Class B) (6/03)...  2008      1.510          1.418               --
                                                       2007      1.430          1.510               --
                                                       2006      1.322          1.430               --
                                                       2005      1.179          1.322               --
                                                       2004      1.163          1.179               --
                                                       2003      1.000          1.163               --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.233          0.840           94,113
                                                       2007      1.199          1.233          332,432
                                                       2006      1.105          1.199          334,883
                                                       2005      1.075          1.105          350,141
                                                       2004      1.000          1.075               --

  DWSII Money Market Subaccount (Class B) (6/03).....  2008      1.017          1.019               --
                                                       2007      0.994          1.017               --
                                                       2006      0.974          0.994               --
                                                       2005      0.972          0.974               --
                                                       2004      0.989          0.972               --
                                                       2003      1.000          0.989               --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (6/03).............................................  2006      1.099          1.117               --
                                                       2005      1.176          1.099           36,961
                                                       2004      1.192          1.176           21,802
                                                       2003      1.000          1.192               --

  DWSII Small Cap Growth Subaccount (Class B)
  (6/03).............................................  2008      1.355          1.180               --
                                                       2007      1.309          1.355               --
                                                       2006      1.277          1.309               --
                                                       2005      1.223          1.277               --
                                                       2004      1.131          1.223               --
                                                       2003      1.000          1.131               --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2008      1.136          1.134               --
                                                       2007      1.105          1.136               --
                                                       2006      1.039          1.105               --
                                                       2005      1.042          1.039               --
                                                       2004      0.984          1.042               --
                                                       2003      1.000          0.984               --

  DWSII Technology Subaccount (Class B) (6/03).......  2008      1.332          0.698               --
                                                       2007      1.196          1.332               --
                                                       2006      1.217          1.196               --
                                                       2005      1.205          1.217               --
                                                       2004      1.214          1.205               --
                                                       2003      1.000          1.214               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (6/03).............................................  2008      1.814          1.686               --
                                                       2007      1.482          1.814               --
                                                       2006      1.427          1.482               --
                                                       2005      1.311          1.427               --
                                                       2004      1.211          1.311               --
                                                       2003      1.000          1.211               --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *...........................................  2008      1.267          0.943            3,284

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2008      1.431          0.901               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/08) *.................................  2008      1.024          0.677          872,397

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2008      3.407          1.487            1,144
                                                       2007      2.715          3.407            1,145

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08)...................................  2008      2.000          1.161            5,636

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08) *...........................................  2008      1.137          0.980               --

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class
  B) (4/08) *........................................  2008      1.421          0.877               --

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2008      1.679          0.913               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08).............................................  2008      1.003          0.945               --

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08).............................................  2008      1.194          0.933               --

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2008      1.429          0.966            9,884

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08).............................................  2008      1.824          1.823            2,201

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).............................................  2008      1.478          0.907               --

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *..................................................  2008      1.487          0.962               --

  MSF MetLife Stock Index Subaccount (Class B) (4/08)
  *..................................................  2008      1.102          0.713               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (1/70).............................................  2008      1.087          0.825               --
                                                       2007      1.067          1.087               --
                                                       2006      1.000          1.067               --

  MSF MFS(R) Value Subaccount (Class E) (4/08).......  2008      1.509          1.048            1,512

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/08) *...........................................  2008      1.027          0.633          823,186

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.318          0.802               --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.182          0.774            1,222




         SCUDDER ADVOCATE ADVISOR-ST1 -- SEPARATE ACCOUNT CHARGES 2.25%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (6/03)...............  2008      2.141          1.416             --
                                                       2007      1.815          2.141             --
                                                       2006      1.480          1.815             --
                                                       2005      1.295          1.480             --
                                                       2004      1.072          1.295             --
                                                       2003      1.000          1.072             --

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.115          1.119             --
                                                       2005      1.054          1.115             --
                                                       2004      1.034          1.054             --
                                                       2003      1.000          1.034             --

  Alger American Capital Appreciation Subaccount
  (Class S) (6/03)...................................  2008      1.819          0.973             --
                                                       2007      1.397          1.819             --
                                                       2006      1.201          1.397             --
                                                       2005      1.076          1.201             --
                                                       2004      1.019          1.076             --
                                                       2003      1.000          1.019             --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/03).............................................  2007      2.065          2.159             --
                                                       2006      1.594          2.065             --
                                                       2005      1.274          1.594             --
                                                       2004      1.043          1.274             --
                                                       2003      1.000          1.043             --

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2008      1.405          0.732             --
                                                       2007      1.496          1.405             --
                                                       2006      1.352          1.496             --
                                                       2005      1.190          1.352             --
                                                       2004      1.032          1.190             --
                                                       2003      1.000          1.032             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2008      1.278          1.251             --
                                                       2007      1.289          1.278             --
                                                       2006      1.224          1.289             --
                                                       2005      1.149          1.224             --
                                                       2004      1.029          1.149             --
                                                       2003      1.000          1.029             --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (6/03)............................  2008      1.224          0.783             --
                                                       2007      1.164          1.224             --
                                                       2006      1.093          1.164             --
                                                       2005      1.081          1.093             --
                                                       2004      1.044          1.081             --
                                                       2003      1.000          1.044             --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2008      1.161          1.102             --
                                                       2007      1.132          1.161             --
                                                       2006      1.005          1.132             --
                                                       2005      1.000          1.005             --

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2008      1.593          1.634             --
                                                       2007      1.948          1.593             --
                                                       2006      1.453          1.948             --
                                                       2005      1.335          1.453             --
                                                       2004      1.044          1.335             --
                                                       2003      1.000          1.044             --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (7/05)..............  2007      1.014          1.029             --
                                                       2006      0.994          1.014             --
                                                       2005      1.000          0.994             --

  DWSI Capital Growth Subaccount (Class B) (6/03)....  2008      1.350          0.881             --
                                                       2007      1.231          1.350             --
                                                       2006      1.164          1.231             --
                                                       2005      1.097          1.164             --
                                                       2004      1.043          1.097             --
                                                       2003      1.000          1.043             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSI Global Opportunities Subaccount (Class B)
  (6/03).............................................  2008      1.887          0.920             --
                                                       2007      1.772          1.887             --
                                                       2006      1.487          1.772             --
                                                       2005      1.288          1.487             --
                                                       2004      1.070          1.288             --
                                                       2003      1.000          1.070             --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2008      1.281          1.200             --
                                                       2007      1.297          1.281             --
                                                       2006      1.171          1.297             --
                                                       2005      1.133          1.171             --
                                                       2004      1.055          1.133             --
                                                       2003      1.000          1.055             --

  DWSI Health Care Subaccount (Class B) (6/03).......  2008      1.403          1.049             --
                                                       2007      1.271          1.403             --
                                                       2006      1.229          1.271             --
                                                       2005      1.163          1.229             --
                                                       2004      1.090          1.163             --
                                                       2003      1.000          1.090             --

  DWSI International Subaccount (Class B) (6/03).....  2008      1.915          1.829             --
                                                       2007      1.714          1.915             --
                                                       2006      1.397          1.714             --
                                                       2005      1.235          1.397             --
                                                       2004      1.087          1.235             --
                                                       2003      1.000          1.087             --

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (6/03)..........................................  2006      1.098          1.145             --
                                                       2005      1.128          1.098             --
                                                       2004      1.035          1.128             --
                                                       2003      1.000          1.035             --

  DWSII All Cap Growth Subaccount (Class B) (6/03)...  2006      1.240          1.361             --
                                                       2005      1.120          1.240             --
                                                       2004      1.028          1.120             --
                                                       2003      1.000          1.028             --

  DWSII Balanced Subaccount (Class B) (6/03).........  2008      1.195          1.160             --
                                                       2007      1.171          1.195             --
                                                       2006      1.090          1.171             --
                                                       2005      1.073          1.090             --
                                                       2004      1.032          1.073             --
                                                       2003      1.000          1.032             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2008      1.457          1.362             --
                                                       2007      1.445          1.457             --
                                                       2006      1.283          1.445             --
                                                       2005      1.196          1.283             --
                                                       2004      1.059          1.196             --
                                                       2003      1.000          1.059             --

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.175          0.886             --
                                                       2007      1.148          1.175             --
                                                       2006      1.079          1.148             --
                                                       2005      1.057          1.079             --
                                                       2004      1.000          1.057             --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2008      1.061          1.021             --
                                                       2007      1.046          1.061             --
                                                       2006      1.030          1.046             --
                                                       2005      1.034          1.030             --
                                                       2004      1.016          1.034             --
                                                       2003      1.000          1.016             --

  DWSII Davis Venture Value Subaccount (Class B)
  (6/03).............................................  2008      1.409          1.363             --
                                                       2007      1.384          1.409             --
                                                       2006      1.238          1.384             --
                                                       2005      1.159          1.238             --
                                                       2004      1.064          1.159             --
                                                       2003      1.000          1.064             --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2008      1.379          1.312             --
                                                       2007      1.442          1.379             --
                                                       2006      1.247          1.442             --
                                                       2005      1.187          1.247             --
                                                       2004      1.068          1.187             --
                                                       2003      1.000          1.068             --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (6/03)..........................................  2006      1.396          1.701             --
                                                       2005      1.301          1.396             --
                                                       2004      1.060          1.301             --
                                                       2003      1.000          1.060             --

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.126          1.345             --
                                                       2005      1.053          1.126             --
                                                       2004      1.000          1.053             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Global Thematic Subaccount (Class B) (6/03)..  2008      1.893          0.965             --
                                                       2007      1.830          1.893             --
                                                       2006      1.443          1.830             --
                                                       2005      1.205          1.443             --
                                                       2004      1.078          1.205             --
                                                       2003      1.000          1.078             --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2008      1.067          1.090             --
                                                       2007      1.034          1.067             --
                                                       2006      1.019          1.034             --
                                                       2005      1.020          1.019             --
                                                       2004      1.009          1.020             --
                                                       2003      1.000          1.009             --

  DWSII Growth Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.289          0.825             --
                                                       2007      1.249          1.289             --
                                                       2006      1.134          1.249             --
                                                       2005      1.094          1.134             --
                                                       2004      1.000          1.094             --

  DWSII High Income Subaccount (Class B) (6/03)......  2008      1.214          1.198             --
                                                       2007      1.235          1.214             --
                                                       2006      1.147          1.235             --
                                                       2005      1.134          1.147             --
                                                       2004      1.035          1.134             --
                                                       2003      1.000          1.035             --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.053          1.068             --
                                                       2005      1.040          1.053             --
                                                       2004      1.000          1.040             --

  DWSII Index 500 Subaccount (Class B) (6/03)........  2005      1.139          1.155             --
                                                       2004      1.059          1.139             --
                                                       2003      1.000          1.059             --

  DWSII International Select Equity Subaccount (Class
  B) (6/03)..........................................  2008      1.941          1.868             --
                                                       2007      1.709          1.941             --
                                                       2006      1.397          1.709             --
                                                       2005      1.254          1.397             --
                                                       2004      1.088          1.254             --
                                                       2003      1.000          1.088             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Janus Growth & Income Subaccount (Class B)
  (6/03).............................................  2008      1.375          1.317             --
                                                       2007      1.324          1.375             --
                                                       2006      1.254          1.324             --
                                                       2005      1.148          1.254             --
                                                       2004      1.057          1.148             --
                                                       2003      1.000          1.057             --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (6/03)..........................................  2006      1.200          1.180             --
                                                       2005      1.145          1.200             --
                                                       2004      1.044          1.145             --
                                                       2003      1.000          1.044             --

  DWSII Large Cap Core Subaccount (Class B) (11/04)..  2006      1.144          1.262             --
                                                       2005      1.036          1.144             --
                                                       2004      1.000          1.036             --

  DWSII Large Cap Value Subaccount (Class B) (6/03)..  2008      1.408          1.386             --
                                                       2007      1.278          1.408             --
                                                       2006      1.136          1.278             --
                                                       2005      1.144          1.136             --
                                                       2004      1.067          1.144             --
                                                       2003      1.000          1.067             --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (6/03).............................................  2006      1.193          1.223             --
                                                       2005      1.227          1.193             --
                                                       2004      1.069          1.227             --
                                                       2003      1.000          1.069             --

  DWSII Mid Cap Growth Subaccount (Class B) (6/03)...  2008      1.319          1.239             --
                                                       2007      1.250          1.319             --
                                                       2006      1.157          1.250             --
                                                       2005      1.032          1.157             --
                                                       2004      1.018          1.032             --
                                                       2003      1.000          1.018             --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.231          0.838             --
                                                       2007      1.198          1.231             --
                                                       2006      1.104          1.198             --
                                                       2005      1.075          1.104             --
                                                       2004      1.000          1.075             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Money Market Subaccount (Class B) (6/03).....  2008      1.023          1.026             --
                                                       2007      1.000          1.023             --
                                                       2006      0.982          1.000             --
                                                       2005      0.980          0.982             --
                                                       2004      0.997          0.980             --
                                                       2003      1.000          0.997             --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (6/03).............................................  2006      0.942          0.957             --
                                                       2005      1.008          0.942             --
                                                       2004      1.022          1.008             --
                                                       2003      1.000          1.022             --

  DWSII Small Cap Growth Subaccount (Class B)
  (6/03).............................................  2008      1.205          1.049             --
                                                       2007      1.165          1.205             --
                                                       2006      1.137          1.165             --
                                                       2005      1.089          1.137             --
                                                       2004      1.008          1.089             --
                                                       2003      1.000          1.008             --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2008      1.189          1.188             --
                                                       2007      1.158          1.189             --
                                                       2006      1.089          1.158             --
                                                       2005      1.092          1.089             --
                                                       2004      1.032          1.092             --
                                                       2003      1.000          1.032             --

  DWSII Technology Subaccount (Class B) (6/03).......  2008      1.117          0.585             --
                                                       2007      1.004          1.117             --
                                                       2006      1.022          1.004             --
                                                       2005      1.012          1.022             --
                                                       2004      1.020          1.012             --
                                                       2003      1.000          1.020             --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (6/03).............................................  2008      1.518          1.410             --
                                                       2007      1.241          1.518             --
                                                       2006      1.195          1.241             --
                                                       2005      1.098          1.195             --
                                                       2004      1.015          1.098             --
                                                       2003      1.000          1.015             --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *...........................................  2008      1.200          0.893             --

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2008      1.427          0.897             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/08) *.................................  2008      1.022          0.675             --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2008      2.692          1.174             --
                                                       2007      2.145          2.692             --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08)...................................  2008      1.833          1.064             --

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08) *...........................................  2008      1.190          1.026             --

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class
  B) (4/08) *........................................  2008      1.242          0.766             --

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2008      1.404          0.763             --

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08).............................................  2008      1.002          0.944             --

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08).............................................  2008      1.158          0.904             --

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2008      1.312          0.887             --

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08).............................................  2008      1.635          1.634             --

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).............................................  2008      1.357          0.833             --

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *..................................................  2008      1.361          0.880             --

  MSF MetLife Stock Index Subaccount (Class B) (4/08)
  *..................................................  2008      1.100          0.712             --

  MSF MFS(R) Total Return Subaccount (Class B)
  (1/70).............................................  2008      1.086          0.824             --
                                                       2007      1.067          1.086             --
                                                       2006      1.000          1.067             --

  MSF MFS(R) Value Subaccount (Class E) (4/08).......  2008      1.384          0.961             --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/08) *...........................................  2008      1.026          0.631             --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.311          0.797             --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.051          0.688             --

         SCUDDER ADVOCATE ADVISOR-ST1 -- SEPARATE ACCOUNT CHARGES 2.30%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (6/03)...............  2008      2.121          1.402            1,288
                                                       2007      1.799          2.121           10,766
                                                       2006      1.468          1.799           13,054
                                                       2005      1.285          1.468           15,029
                                                       2004      1.064          1.285            7,623
                                                       2003      1.000          1.064            9,823

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.142          1.146               --
                                                       2005      1.080          1.142           28,548
                                                       2004      1.060          1.080           29,437
                                                       2003      1.000          1.060            9,662

  Alger American Capital Appreciation Subaccount
  (Class S) (6/03)...................................  2008      1.992          1.065               --
                                                       2007      1.530          1.992           27,985
                                                       2006      1.316          1.530           63,773
                                                       2005      1.180          1.316           64,802
                                                       2004      1.119          1.180           67,545
                                                       2003      1.000          1.119               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/03).............................................  2007      2.604          2.721               --
                                                       2006      2.010          2.604            5,650
                                                       2005      1.608          2.010            4,620
                                                       2004      1.317          1.608            5,289
                                                       2003      1.000          1.317               --

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2008      1.679          0.874            1,163
                                                       2007      1.789          1.679            1,165
                                                       2006      1.617          1.789            1,167
                                                       2005      1.425          1.617            1,739
                                                       2004      1.236          1.425            1,827
                                                       2003      1.000          1.236               --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2008      1.449          1.419               --
                                                       2007      1.463          1.449           24,548
                                                       2006      1.390          1.463           24,227
                                                       2005      1.306          1.390           26,681
                                                       2004      1.169          1.306           25,674
                                                       2003      1.000          1.169           47,329

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (6/03)............................  2008      1.314          0.840               --
                                                       2007      1.251          1.314               --
                                                       2006      1.175          1.251               --
                                                       2005      1.163          1.175            2,199
                                                       2004      1.123          1.163            2,035
                                                       2003      1.000          1.123               --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2008      1.159          1.100               --
                                                       2007      1.131          1.159           38,724
                                                       2006      1.005          1.131           43,916
                                                       2005      1.000          1.005           42,843

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2008      1.769          1.813               --
                                                       2007      2.164          1.769           26,349
                                                       2006      1.615          2.164           30,327
                                                       2005      1.484          1.615           34,697
                                                       2004      1.162          1.484           28,291
                                                       2003      1.000          1.162           56,672

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (7/05)..............  2007      1.013          1.027               --
                                                       2006      0.994          1.013               --
                                                       2005      1.000          0.994               --

  DWSI Capital Growth Subaccount (Class B) (6/03)....  2008      1.438          0.938           13,373
                                                       2007      1.312          1.438           15,529
                                                       2006      1.241          1.312           18,916
                                                       2005      1.170          1.241           18,644
                                                       2004      1.113          1.170            1,747
                                                       2003      1.000          1.113           68,123

  DWSI Global Opportunities Subaccount (Class B)
  (6/03).............................................  2008      2.202          1.072            3,201
                                                       2007      2.069          2.202            7,246
                                                       2006      1.737          2.069            6,308
                                                       2005      1.505          1.737            6,438
                                                       2004      1.251          1.505            6,050
                                                       2003      1.000          1.251            4,261

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2008      1.363          1.277               --
                                                       2007      1.381          1.363            5,927
                                                       2006      1.248          1.381           10,798
                                                       2005      1.207          1.248           11,944
                                                       2004      1.125          1.207           12,934
                                                       2003      1.000          1.125           11,183

  DWSI Health Care Subaccount (Class B) (6/03).......  2008      1.440          1.076            1,054
                                                       2007      1.305          1.440            1,332
                                                       2006      1.263          1.305            1,326
                                                       2005      1.196          1.263            3,240
                                                       2004      1.121          1.196            3,184
                                                       2003      1.000          1.121               --

  DWSI International Subaccount (Class B) (6/03).....  2008      2.079          1.986               --
                                                       2007      1.862          2.079           18,489
                                                       2006      1.519          1.862           18,755
                                                       2005      1.343          1.519            9,283
                                                       2004      1.182          1.343           13,858
                                                       2003      1.000          1.182            6,500

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (6/03)..........................................  2006      1.195          1.246               --
                                                       2005      1.228          1.195            3,837
                                                       2004      1.127          1.228            7,727
                                                       2003      1.000          1.127            2,795

  DWSII All Cap Growth Subaccount (Class B) (6/03)...  2006      1.414          1.551               --
                                                       2005      1.278          1.414               --
                                                       2004      1.173          1.278               --
                                                       2003      1.000          1.173               --

  DWSII Balanced Subaccount (Class B) (6/03).........  2008      1.227          1.190               --
                                                       2007      1.202          1.227               --
                                                       2006      1.120          1.202               --
                                                       2005      1.103          1.120           27,692
                                                       2004      1.061          1.103           45,496
                                                       2003      1.000          1.061           46,789

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2008      1.584          1.481               --
                                                       2007      1.572          1.584            8,421
                                                       2006      1.396          1.572           10,966
                                                       2005      1.302          1.396           12,873
                                                       2004      1.153          1.302           12,851
                                                       2003      1.000          1.153            4,224

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.173          0.884           19,712
                                                       2007      1.146          1.173           20,800
                                                       2006      1.078          1.146           21,225
                                                       2005      1.057          1.078           21,252
                                                       2004      1.000          1.057               --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2008      1.028          0.989               --
                                                       2007      1.014          1.028           30,293
                                                       2006      0.999          1.014           60,513
                                                       2005      1.003          0.999           60,085
                                                       2004      0.986          1.003           57,423
                                                       2003      1.000          0.986           87,351

  DWSII Davis Venture Value Subaccount (Class B)
  (6/03).............................................  2008      1.528          1.477               --
                                                       2007      1.501          1.528           62,595
                                                       2006      1.343          1.501           96,652
                                                       2005      1.258          1.343          106,110
                                                       2004      1.156          1.258          110,839
                                                       2003      1.000          1.156           15,076

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2008      1.495          1.422               --
                                                       2007      1.564          1.495           29,339
                                                       2006      1.354          1.564           35,809
                                                       2005      1.288          1.354           43,564
                                                       2004      1.160          1.288           38,413
                                                       2003      1.000          1.160           68,667

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (6/03)..........................................  2006      1.635          1.991           33,959
                                                       2005      1.524          1.635           46,359
                                                       2004      1.242          1.524           44,118
                                                       2003      1.000          1.242            3,133

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.126          1.344               --
                                                       2005      1.053          1.126           13,157
                                                       2004      1.000          1.053               --

  DWSII Global Thematic Subaccount (Class B) (6/03)..  2008      2.065          1.052            5,317
                                                       2007      1.997          2.065           37,386
                                                       2006      1.576          1.997           36,441
                                                       2005      1.316          1.576           34,281
                                                       2004      1.178          1.316           19,738
                                                       2003      1.000          1.178            2,333

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2008      1.048          1.071               --
                                                       2007      1.017          1.048            5,105
                                                       2006      1.003          1.017            7,686
                                                       2005      1.004          1.003            8,871
                                                       2004      0.994          1.004            9,494
                                                       2003      1.000          0.994           10,065

  DWSII Growth Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.287          0.823               --
                                                       2007      1.248          1.287               --
                                                       2006      1.133          1.248               --
                                                       2005      1.094          1.133               --
                                                       2004      1.000          1.094               --

  DWSII High Income Subaccount (Class B) (6/03)......  2008      1.275          1.258               --
                                                       2007      1.298          1.275           32,047
                                                       2006      1.206          1.298           52,414
                                                       2005      1.193          1.206           51,265
                                                       2004      1.090          1.193           40,449
                                                       2003      1.000          1.090           41,335

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.052          1.067               --
                                                       2005      1.040          1.052               --
                                                       2004      1.000          1.040               --

  DWSII Index 500 Subaccount (Class B) (6/03)........  2005      1.214          1.231               --
                                                       2004      1.130          1.214           16,256
                                                       2003      1.000          1.130            4,248

  DWSII International Select Equity Subaccount (Class
  B) (6/03)..........................................  2008      2.150          2.069               --
                                                       2007      1.893          2.150            9,933
                                                       2006      1.549          1.893           24,111
                                                       2005      1.390          1.549           25,012
                                                       2004      1.207          1.390           26,274
                                                       2003      1.000          1.207           33,176

  DWSII Janus Growth & Income Subaccount (Class B)
  (6/03).............................................  2008      1.451          1.390               --
                                                       2007      1.398          1.451            9,587
                                                       2006      1.324          1.398           12,569
                                                       2005      1.213          1.324           12,061
                                                       2004      1.117          1.213           19,671
                                                       2003      1.000          1.117           16,365

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (6/03)..........................................  2006      1.272          1.251               --
                                                       2005      1.215          1.272               --
                                                       2004      1.108          1.215               --
                                                       2003      1.000          1.108               --

  DWSII Large Cap Core Subaccount (Class B) (11/04)..  2006      1.143          1.261               --
                                                       2005      1.062          1.143               --
                                                       2005      1.036          1.062               --
                                                       2004      1.000          1.036               --

  DWSII Large Cap Value Subaccount (Class B) (6/03)..  2008      1.528          1.503               --
                                                       2007      1.387          1.528            4,025
                                                       2006      1.234          1.387           10,095
                                                       2005      1.243          1.234           11,805
                                                       2004      1.160          1.243           27,809
                                                       2003      1.000          1.160           19,407

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (6/03).............................................  2006      1.248          1.279               --
                                                       2005      1.285          1.248            1,990
                                                       2004      1.120          1.285           19,711
                                                       2003      1.000          1.120           55,930

  DWSII Mid Cap Growth Subaccount (Class B) (6/03)...  2008      1.503          1.411               --
                                                       2007      1.425          1.503               --
                                                       2006      1.319          1.425               --
                                                       2005      1.177          1.319               --
                                                       2004      1.162          1.177               --
                                                       2003      1.000          1.162               --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.229          0.836               --
                                                       2007      1.196          1.229               --
                                                       2006      1.104          1.196               --
                                                       2005      1.075          1.104               --
                                                       2004      1.000          1.075               --

  DWSII Money Market Subaccount (Class B) (6/03).....  2008      1.012          1.014               --
                                                       2007      0.990          1.012               --
                                                       2006      0.972          0.990               --
                                                       2005      0.971          0.972               --
                                                       2004      0.988          0.971               --
                                                       2003      1.000          0.988           52,256

  DWSII Oak Strategic Equity Subaccount (Class B)
  (6/03).............................................  2006      1.096          1.114               --
                                                       2005      1.174          1.096            5,042
                                                       2004      1.191          1.174           18,684
                                                       2003      1.000          1.191           13,201

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Small Cap Growth Subaccount (Class B)
  (6/03).............................................  2008      1.349          1.174               --
                                                       2007      1.305          1.349           11,706
                                                       2006      1.274          1.305           16,864
                                                       2005      1.221          1.274           15,775
                                                       2004      1.130          1.221           15,760
                                                       2003      1.000          1.130            1,196

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2008      1.131          1.129               --
                                                       2007      1.101          1.131           12,862
                                                       2006      1.036          1.101           16,202
                                                       2005      1.040          1.036           15,825
                                                       2004      0.983          1.040           15,329
                                                       2003      1.000          0.983            2,399

  DWSII Technology Subaccount (Class B) (6/03).......  2008      1.326          0.694            3,810
                                                       2007      1.192          1.326            3,250
                                                       2006      1.214          1.192            3,512
                                                       2005      1.203          1.214            3,071
                                                       2004      1.213          1.203            2,900
                                                       2003      1.000          1.213            1,118

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (6/03).............................................  2008      1.806          1.678               --
                                                       2007      1.477          1.806            7,501
                                                       2006      1.423          1.477           10,445
                                                       2005      1.309          1.423           12,420
                                                       2004      1.210          1.309           18,307
                                                       2003      1.000          1.210            6,198

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *...........................................  2008      1.261          0.938            4,200

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2008      1.422          0.894           13,212

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/08) *.................................  2008      1.021          0.675           33,352

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2008      3.392          1.479            2,473
                                                       2007      2.704          3.392            2,046

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08)...................................  2008      1.990          1.155           10,114

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08) *...........................................  2008      1.131          0.975            2,125

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class
  B) (4/08) *........................................  2008      1.415          0.872               --

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2008      1.671          0.908            7,422

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08).............................................  2008      1.000          0.942            1,969

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08).............................................  2008      1.189          0.927               --

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2008      1.422          0.961           10,107

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08).............................................  2008      1.815          1.813            5,477

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).............................................  2008      1.471          0.902           20,618

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *..................................................  2008      1.480          0.956            6,326

  MSF MetLife Stock Index Subaccount (Class B) (4/08)
  *..................................................  2008      1.099          0.711           13,383

  MSF MFS(R) Total Return Subaccount (Class B)
  (1/70).............................................  2008      1.085          0.823            3,319
                                                       2007      1.066          1.085            8,416
                                                       2006      1.000          1.066           16,881

  MSF MFS(R) Value Subaccount (Class E) (4/08).......  2008      1.502          1.042            3,692

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/08) *...........................................  2008      1.025          0.631           86,817

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.305          0.793               --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.176          0.770           11,118




         SCUDDER ADVOCATE ADVISOR-ST1 -- SEPARATE ACCOUNT CHARGES 2.40%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (6/03)...............  2008      2.112          1.394            2,030
                                                       2007      1.793          2.112            2,032
                                                       2006      1.464          1.793            2,033
                                                       2005      1.283          1.464            2,035
                                                       2004      1.064          1.283               --
                                                       2003      1.000          1.064               --

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.139          1.143               --
                                                       2005      1.079          1.139               --
                                                       2004      1.060          1.079               --
                                                       2003      1.000          1.060               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Alger American Capital Appreciation Subaccount
  (Class S) (6/03)...................................  2008      1.983          1.059               --
                                                       2007      1.525          1.983               --
                                                       2006      1.313          1.525               --
                                                       2005      1.178          1.313               --
                                                       2004      1.118          1.178               --
                                                       2003      1.000          1.118               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/03).............................................  2007      2.594          2.711               --
                                                       2006      2.005          2.594            1,737
                                                       2005      1.605          2.005            1,738
                                                       2004      1.316          1.605               --
                                                       2003      1.000          1.316               --

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2008      1.672          0.869               --
                                                       2007      1.783          1.672               --
                                                       2006      1.613          1.783               --
                                                       2005      1.423          1.613               --
                                                       2004      1.235          1.423               --
                                                       2003      1.000          1.235               --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2008      1.442          1.412               --
                                                       2007      1.457          1.442               --
                                                       2006      1.386          1.457               --
                                                       2005      1.303          1.386               --
                                                       2004      1.169          1.303               --
                                                       2003      1.000          1.169               --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (6/03)............................  2008      1.308          0.835               --
                                                       2007      1.246          1.308               --
                                                       2006      1.172          1.246               --
                                                       2005      1.161          1.172               --
                                                       2004      1.123          1.161               --
                                                       2003      1.000          1.123               --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2008      1.157          1.097               --
                                                       2007      1.130          1.157               --
                                                       2006      1.005          1.130               --
                                                       2005      1.000          1.005               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2008      1.761          1.805               --
                                                       2007      2.156          1.761            1,815
                                                       2006      1.610          2.156            1,817
                                                       2005      1.482          1.610            1,819
                                                       2004      1.161          1.482               --
                                                       2003      1.000          1.161               --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (7/05)..............  2007      1.012          1.025            2,170
                                                       2006      0.993          1.012            2,173
                                                       2005      1.000          0.993            2,175

  DWSI Capital Growth Subaccount (Class B) (6/03)....  2008      1.431          0.933            1,935
                                                       2007      1.307          1.431            1,937
                                                       2006      1.237          1.307            1,939
                                                       2005      1.168          1.237               --
                                                       2004      1.112          1.168               --
                                                       2003      1.000          1.112               --

  DWSI Global Opportunities Subaccount (Class B)
  (6/03).............................................  2008      2.192          1.066            1,820
                                                       2007      2.061          2.192            1,821
                                                       2006      1.732          2.061            1,823
                                                       2005      1.503          1.732            1,824
                                                       2004      1.250          1.503               --
                                                       2003      1.000          1.250               --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2008      1.357          1.271               --
                                                       2007      1.376          1.357               --
                                                       2006      1.244          1.376               --
                                                       2005      1.205          1.244               --
                                                       2004      1.125          1.205               --
                                                       2003      1.000          1.125               --

  DWSI Health Care Subaccount (Class B) (6/03).......  2008      1.433          1.070               --
                                                       2007      1.301          1.433               --
                                                       2006      1.260          1.301               --
                                                       2005      1.194          1.260               --
                                                       2004      1.120          1.194               --
                                                       2003      1.000          1.120               --

  DWSI International Subaccount (Class B) (6/03).....  2008      2.070          1.976               --
                                                       2007      1.856          2.070            3,568
                                                       2006      1.515          1.856            3,572
                                                       2005      1.341          1.515               --
                                                       2004      1.182          1.341               --
                                                       2003      1.000          1.182               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (6/03)..........................................  2006      1.192          1.242               --
                                                       2005      1.226          1.192               --
                                                       2004      1.127          1.226               --
                                                       2003      1.000          1.127               --

  DWSII All Cap Growth Subaccount (Class B) (6/03)...  2006      1.410          1.545               --
                                                       2005      1.276          1.410            1,650
                                                       2004      1.172          1.276               --
                                                       2003      1.000          1.172               --

  DWSII Balanced Subaccount (Class B) (6/03).........  2008      1.221          1.184               --
                                                       2007      1.198          1.221               --
                                                       2006      1.117          1.198               --
                                                       2005      1.101          1.117               --
                                                       2004      1.060          1.101               --
                                                       2003      1.000          1.060               --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2008      1.577          1.473               --
                                                       2007      1.566          1.577               --
                                                       2006      1.393          1.566               --
                                                       2005      1.300          1.393               --
                                                       2004      1.153          1.300               --
                                                       2003      1.000          1.153               --

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.169          0.880               --
                                                       2007      1.144          1.169               --
                                                       2006      1.077          1.144               --
                                                       2005      1.056          1.077               --
                                                       2004      1.000          1.056               --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2008      1.024          0.985               --
                                                       2007      1.011          1.024            2,156
                                                       2006      0.996          1.011            2,158
                                                       2005      1.002          0.996            2,161
                                                       2004      0.986          1.002               --
                                                       2003      1.000          0.986               --

  DWSII Davis Venture Value Subaccount (Class B)
  (6/03).............................................  2008      1.521          1.470               --
                                                       2007      1.496          1.521            3,400
                                                       2006      1.340          1.496            3,404
                                                       2005      1.256          1.340            3,408
                                                       2004      1.155          1.256               --
                                                       2003      1.000          1.155               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2008      1.488          1.415               --
                                                       2007      1.559          1.488            4,090
                                                       2006      1.350          1.559            4,094
                                                       2005      1.286          1.350            2,145
                                                       2004      1.160          1.286               --
                                                       2003      1.000          1.160               --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (6/03)..........................................  2006      1.631          1.984            3,209
                                                       2005      1.521          1.631            3,213
                                                       2004      1.241          1.521               --
                                                       2003      1.000          1.241               --

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.125          1.341               --
                                                       2005      1.053          1.125            4,827
                                                       2004      1.000          1.053               --

  DWSII Global Thematic Subaccount (Class B) (6/03)..  2008      2.056          1.046            2,102
                                                       2007      1.990          2.056            2,104
                                                       2006      1.572          1.990            2,105
                                                       2005      1.314          1.572            2,107
                                                       2004      1.177          1.314               --
                                                       2003      1.000          1.177               --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2008      1.044          1.065               --
                                                       2007      1.013          1.044               --
                                                       2006      1.000          1.013               --
                                                       2005      1.002          1.000               --
                                                       2004      0.993          1.002               --
                                                       2003      1.000          0.993               --

  DWSII Growth Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.283          0.820               --
                                                       2007      1.245          1.283               --
                                                       2006      1.132          1.245               --
                                                       2005      1.093          1.132               --
                                                       2004      1.000          1.093               --

  DWSII High Income Subaccount (Class B) (6/03)......  2008      1.269          1.252               --
                                                       2007      1.293          1.269               --
                                                       2006      1.203          1.293               --
                                                       2005      1.192          1.203               --
                                                       2004      1.089          1.192               --
                                                       2003      1.000          1.089               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.051          1.065               --
                                                       2005      1.040          1.051               --
                                                       2004      1.000          1.040               --

  DWSII Index 500 Subaccount (Class B) (6/03)........  2005      1.212          1.228               --
                                                       2004      1.129          1.212               --
                                                       2003      1.000          1.129               --

  DWSII International Select Equity Subaccount (Class
  B) (6/03)..........................................  2008      2.140          2.059               --
                                                       2007      1.887          2.140            1,560
                                                       2006      1.545          1.887            1,562
                                                       2005      1.388          1.545            1,564
                                                       2004      1.207          1.388               --
                                                       2003      1.000          1.207               --

  DWSII Janus Growth & Income Subaccount (Class B)
  (6/03).............................................  2008      1.444          1.383               --
                                                       2007      1.393          1.444               --
                                                       2006      1.321          1.393               --
                                                       2005      1.211          1.321               --
                                                       2004      1.117          1.211               --
                                                       2003      1.000          1.117               --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (6/03)..........................................  2006      1.269          1.246               --
                                                       2005      1.213          1.269               --
                                                       2004      1.107          1.213               --
                                                       2003      1.000          1.107               --

  DWSII Large Cap Core Subaccount (Class B) (11/04)..  2006      1.142          1.258               --
                                                       2005      1.036          1.142               --
                                                       2004      1.000          1.036               --

  DWSII Large Cap Value Subaccount (Class B) (6/03)..  2008      1.521          1.496               --
                                                       2007      1.382          1.521            2,295
                                                       2006      1.231          1.382            2,296
                                                       2005      1.241          1.231            2,298
                                                       2004      1.160          1.241               --
                                                       2003      1.000          1.160               --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (6/03).............................................  2006      1.245          1.275               --
                                                       2005      1.283          1.245            2,233
                                                       2004      1.119          1.283               --
                                                       2003      1.000          1.119               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Mid Cap Growth Subaccount (Class B) (6/03)...  2008      1.496          1.405               --
                                                       2007      1.420          1.496               --
                                                       2006      1.316          1.420               --
                                                       2005      1.175          1.316               --
                                                       2004      1.162          1.175               --
                                                       2003      1.000          1.162               --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.224          0.832               --
                                                       2007      1.194          1.224               --
                                                       2006      1.102          1.194               --
                                                       2005      1.074          1.102               --
                                                       2004      1.000          1.074               --

  DWSII Money Market Subaccount (Class B) (6/03).....  2008      1.008          1.009               --
                                                       2007      0.986          1.008               --
                                                       2006      0.969          0.986               --
                                                       2005      0.969          0.969               --
                                                       2004      0.988          0.969               --
                                                       2003      1.000          0.988               --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (6/03).............................................  2006      1.093          1.110               --
                                                       2005      1.173          1.093               --
                                                       2004      1.191          1.173               --
                                                       2003      1.000          1.191               --

  DWSII Small Cap Growth Subaccount (Class B)
  (6/03).............................................  2008      1.343          1.168               --
                                                       2007      1.300          1.343               --
                                                       2006      1.271          1.300               --
                                                       2005      1.219          1.271               --
                                                       2004      1.130          1.219               --
                                                       2003      1.000          1.130               --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2008      1.125          1.123               --
                                                       2007      1.097          1.125               --
                                                       2006      1.033          1.097               --
                                                       2005      1.038          1.033               --
                                                       2004      0.982          1.038               --
                                                       2003      1.000          0.982               --

  DWSII Technology Subaccount (Class B) (6/03).......  2008      1.320          0.690               --
                                                       2007      1.188          1.320               --
                                                       2006      1.211          1.188               --
                                                       2005      1.201          1.211               --
                                                       2004      1.213          1.201               --
                                                       2003      1.000          1.213               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (6/03).............................................  2008      1.798          1.669               --
                                                       2007      1.472          1.798            3,242
                                                       2006      1.419          1.472            3,246
                                                       2005      1.307          1.419            3,250
                                                       2004      1.210          1.307               --
                                                       2003      1.000          1.210               --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *...........................................  2008      1.255          0.932               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2008      1.413          0.888               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/08) *.................................  2008      1.019          0.673          385,332

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2008      3.376          1.471            1,734
                                                       2007      2.694          3.376            1,735

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08)...................................  2008      1.981          1.148            5,188

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08) *...........................................  2008      1.126          0.969               --

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class
  B) (4/08) *........................................  2008      1.408          0.867               --

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2008      1.663          0.903            3,238

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08).............................................  2008      0.997          0.939            4,300

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08).............................................  2008      1.183          0.922               --

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2008      1.415          0.956            4,087

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08).............................................  2008      1.806          1.803            1,814

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).............................................  2008      1.464          0.897            3,396

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *..................................................  2008      1.473          0.951               --

  MSF MetLife Stock Index Subaccount (Class B) (4/08)
  *..................................................  2008      1.096          0.708               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (1/70).............................................  2008      1.083          0.821               --
                                                       2007      1.066          1.083               --
                                                       2006      1.000          1.066               --

  MSF MFS(R) Value Subaccount (Class E) (4/08).......  2008      1.494          1.036            2,293

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/08) *...........................................  2008      1.023          0.629          139,877

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.293          0.785               --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.171          0.765               --




         SCUDDER ADVOCATE ADVISOR-ST1 -- SEPARATE ACCOUNT CHARGES 2.45%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (6/03)...............  2008      2.124          1.402             --
                                                       2007      1.804          2.124             --
                                                       2006      1.473          1.804             --
                                                       2005      1.292          1.473             --
                                                       2004      1.072          1.292             --
                                                       2003      1.000          1.072             --

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.110          1.113             --
                                                       2005      1.052          1.110             --
                                                       2004      1.034          1.052             --
                                                       2003      1.000          1.034             --

  Alger American Capital Appreciation Subaccount
  (Class S) (6/03)...................................  2008      1.804          0.963             --
                                                       2007      1.388          1.804             --
                                                       2006      1.196          1.388             --
                                                       2005      1.073          1.196             --
                                                       2004      1.019          1.073             --
                                                       2003      1.000          1.019             --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/03).............................................  2007      2.052          2.144             --
                                                       2006      1.587          2.052             --
                                                       2005      1.271          1.587             --
                                                       2004      1.043          1.271             --
                                                       2003      1.000          1.043             --

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2008      1.394          0.724             --
                                                       2007      1.487          1.394             --
                                                       2006      1.346          1.487             --
                                                       2005      1.188          1.346             --
                                                       2004      1.032          1.188             --
                                                       2003      1.000          1.032             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2008      1.267          1.240             --
                                                       2007      1.281          1.267             --
                                                       2006      1.219          1.281             --
                                                       2005      1.147          1.219             --
                                                       2004      1.029          1.147             --
                                                       2003      1.000          1.029             --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (6/03)............................  2008      1.214          0.775             --
                                                       2007      1.157          1.214             --
                                                       2006      1.088          1.157             --
                                                       2005      1.079          1.088             --
                                                       2004      1.044          1.079             --
                                                       2003      1.000          1.044             --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2008      1.155          1.096             --
                                                       2007      1.129          1.155             --
                                                       2006      1.004          1.129             --
                                                       2005      1.000          1.004             --

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2008      1.580          1.619             --
                                                       2007      1.936          1.580             --
                                                       2006      1.447          1.936             --
                                                       2005      1.332          1.447             --
                                                       2004      1.044          1.332             --
                                                       2003      1.000          1.044             --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (7/05)..............  2007      1.011          1.024             --
                                                       2006      0.993          1.011             --
                                                       2005      1.000          0.993             --

  DWSI Capital Growth Subaccount (Class B) (6/03)....  2008      1.339          0.872             --
                                                       2007      1.223          1.339             --
                                                       2006      1.159          1.223             --
                                                       2005      1.094          1.159             --
                                                       2004      1.043          1.094             --
                                                       2003      1.000          1.043             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSI Global Opportunities Subaccount (Class B)
  (6/03).............................................  2008      1.872          0.910             --
                                                       2007      1.761          1.872             --
                                                       2006      1.481          1.761             --
                                                       2005      1.285          1.481             --
                                                       2004      1.070          1.285             --
                                                       2003      1.000          1.070             --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2008      1.270          1.190             --
                                                       2007      1.289          1.270             --
                                                       2006      1.166          1.289             --
                                                       2005      1.130          1.166             --
                                                       2004      1.055          1.130             --
                                                       2003      1.000          1.055             --

  DWSI Health Care Subaccount (Class B) (6/03).......  2008      1.391          1.039             --
                                                       2007      1.263          1.391             --
                                                       2006      1.224          1.263             --
                                                       2005      1.161          1.224             --
                                                       2004      1.089          1.161             --
                                                       2003      1.000          1.089             --

  DWSI International Subaccount (Class B) (6/03).....  2008      1.899          1.813             --
                                                       2007      1.703          1.899             --
                                                       2006      1.391          1.703             --
                                                       2005      1.232          1.391             --
                                                       2004      1.086          1.232             --
                                                       2003      1.000          1.086             --

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (6/03)..........................................  2006      1.093          1.139             --
                                                       2005      1.125          1.093             --
                                                       2004      1.034          1.125             --
                                                       2003      1.000          1.034             --

  DWSII All Cap Growth Subaccount (Class B) (6/03)...  2006      1.235          1.353             --
                                                       2005      1.118          1.235             --
                                                       2004      1.028          1.118             --
                                                       2003      1.000          1.028             --

  DWSII Balanced Subaccount (Class B) (6/03).........  2008      1.185          1.150             --
                                                       2007      1.163          1.185             --
                                                       2006      1.086          1.163             --
                                                       2005      1.071          1.086             --
                                                       2004      1.032          1.071             --
                                                       2003      1.000          1.032             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2008      1.445          1.350             --
                                                       2007      1.436          1.445             --
                                                       2006      1.278          1.436             --
                                                       2005      1.194          1.278             --
                                                       2004      1.058          1.194             --
                                                       2003      1.000          1.058             --

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.167          0.878             --
                                                       2007      1.142          1.167             --
                                                       2006      1.076          1.142             --
                                                       2005      1.056          1.076             --
                                                       2004      1.000          1.056             --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2008      1.053          1.012             --
                                                       2007      1.040          1.053             --
                                                       2006      1.026          1.040             --
                                                       2005      1.032          1.026             --
                                                       2004      1.016          1.032             --
                                                       2003      1.000          1.016             --

  DWSII Davis Venture Value Subaccount (Class B)
  (6/03).............................................  2008      1.398          1.351             --
                                                       2007      1.376          1.398             --
                                                       2006      1.233          1.376             --
                                                       2005      1.157          1.233             --
                                                       2004      1.064          1.157             --
                                                       2003      1.000          1.064             --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2008      1.367          1.300             --
                                                       2007      1.433          1.367             --
                                                       2006      1.242          1.433             --
                                                       2005      1.184          1.242             --
                                                       2004      1.068          1.184             --
                                                       2003      1.000          1.068             --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (6/03)..........................................  2006      1.390          1.690             --
                                                       2005      1.298          1.390             --
                                                       2004      1.059          1.298             --
                                                       2003      1.000          1.059             --

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.124          1.340             --
                                                       2005      1.053          1.124             --
                                                       2004      1.000          1.053             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Global Thematic Subaccount (Class B) (6/03)..  2008      1.878          0.955             --
                                                       2007      1.818          1.878             --
                                                       2006      1.437          1.818             --
                                                       2005      1.202          1.437             --
                                                       2004      1.078          1.202             --
                                                       2003      1.000          1.078             --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2008      1.058          1.079             --
                                                       2007      1.028          1.058             --
                                                       2006      1.015          1.028             --
                                                       2005      1.017          1.015             --
                                                       2004      1.009          1.017             --
                                                       2003      1.000          1.009             --

  DWSII Growth Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.281          0.818             --
                                                       2007      1.243          1.281             --
                                                       2006      1.131          1.243             --
                                                       2005      1.093          1.131             --
                                                       2004      1.000          1.093             --

  DWSII High Income Subaccount (Class B) (6/03)......  2008      1.204          1.187             --
                                                       2007      1.227          1.204             --
                                                       2006      1.142          1.227             --
                                                       2005      1.132          1.142             --
                                                       2004      1.035          1.132             --
                                                       2003      1.000          1.035             --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.050          1.064             --
                                                       2005      1.039          1.050             --
                                                       2004      1.000          1.039             --

  DWSII Index 500 Subaccount (Class B) (6/03)........  2005      1.137          1.151             --
                                                       2004      1.059          1.137             --
                                                       2003      1.000          1.059             --

  DWSII International Select Equity Subaccount (Class
  B) (6/03)..........................................  2008      1.925          1.852             --
                                                       2007      1.698          1.925             --
                                                       2006      1.391          1.698             --
                                                       2005      1.251          1.391             --
                                                       2004      1.088          1.251             --
                                                       2003      1.000          1.088             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Janus Growth & Income Subaccount (Class B)
  (6/03).............................................  2008      1.363          1.305             --
                                                       2007      1.315          1.363             --
                                                       2006      1.248          1.315             --
                                                       2005      1.145          1.248             --
                                                       2004      1.056          1.145             --
                                                       2003      1.000          1.056             --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (6/03)..........................................  2006      1.195          1.173             --
                                                       2005      1.143          1.195             --
                                                       2004      1.044          1.143             --
                                                       2003      1.000          1.044             --

  DWSII Large Cap Core Subaccount (Class B) (11/04)..  2006      1.141          1.257             --
                                                       2005      1.036          1.141             --
                                                       2004      1.000          1.036             --

  DWSII Large Cap Value Subaccount (Class B) (6/03)..  2008      1.397          1.373             --
                                                       2007      1.270          1.397             --
                                                       2006      1.132          1.270             --
                                                       2005      1.142          1.132             --
                                                       2004      1.067          1.142             --
                                                       2003      1.000          1.067             --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (6/03).............................................  2006      1.188          1.216             --
                                                       2005      1.224          1.188             --
                                                       2004      1.069          1.224             --
                                                       2003      1.000          1.069             --

  DWSII Mid Cap Growth Subaccount (Class B) (6/03)...  2008      1.308          1.228             --
                                                       2007      1.243          1.308             --
                                                       2006      1.152          1.243             --
                                                       2005      1.029          1.152             --
                                                       2004      1.018          1.029             --
                                                       2003      1.000          1.018             --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.222          0.831             --
                                                       2007      1.192          1.222             --
                                                       2006      1.101          1.192             --
                                                       2005      1.074          1.101             --
                                                       2004      1.000          1.074             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Money Market Subaccount (Class B) (6/03).....  2008      1.015          1.017             --
                                                       2007      0.994          1.015             --
                                                       2006      0.977          0.994             --
                                                       2005      0.978          0.977             --
                                                       2004      0.997          0.978             --
                                                       2003      1.000          0.997             --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (6/03).............................................  2006      0.938          0.951             --
                                                       2005      1.006          0.938             --
                                                       2004      1.022          1.006             --
                                                       2003      1.000          1.022             --

  DWSII Small Cap Growth Subaccount (Class B)
  (6/03).............................................  2008      1.195          1.039             --
                                                       2007      1.157          1.195             --
                                                       2006      1.132          1.157             --
                                                       2005      1.087          1.132             --
                                                       2004      1.007          1.087             --
                                                       2003      1.000          1.007             --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2008      1.179          1.177             --
                                                       2007      1.150          1.179             --
                                                       2006      1.084          1.150             --
                                                       2005      1.090          1.084             --
                                                       2004      1.032          1.090             --
                                                       2003      1.000          1.032             --

  DWSII Technology Subaccount (Class B) (6/03).......  2008      1.108          0.579             --
                                                       2007      0.997          1.108             --
                                                       2006      1.018          0.997             --
                                                       2005      1.010          1.018             --
                                                       2004      1.020          1.010             --
                                                       2003      1.000          1.020             --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (6/03).............................................  2008      1.505          1.398             --
                                                       2007      1.233          1.505             --
                                                       2006      1.190          1.233             --
                                                       2005      1.096          1.190             --
                                                       2004      1.015          1.096             --
                                                       2003      1.000          1.015             --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *...........................................  2008      1.190          0.884             --

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2008      1.408          0.884             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/08) *.................................  2008      1.018          0.673             --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2008      2.669          1.162             --
                                                       2007      2.131          2.669             --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08)...................................  2008      1.817          1.053             --

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08) *...........................................  2008      1.179          1.015             --

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class
  B) (4/08) *........................................  2008      1.231          0.758             --

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2008      1.392          0.756             --

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08).............................................  2008      0.996          0.937             --

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08).............................................  2008      1.148          0.895             --

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2008      1.300          0.878             --

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08).............................................  2008      1.620          1.617             --

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).............................................  2008      1.345          0.824             --

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *..................................................  2008      1.349          0.871             --

  MSF MetLife Stock Index Subaccount (Class B) (4/08)
  *..................................................  2008      1.095          0.707             --

  MSF MFS(R) Total Return Subaccount (Class B)
  (1/70).............................................  2008      1.082          0.820             --
                                                       2007      1.065          1.082             --
                                                       2006      1.000          1.065             --

  MSF MFS(R) Value Subaccount (Class E) (4/08).......  2008      1.372          0.951             --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/08) *...........................................  2008      1.022          0.629             --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.287          0.781             --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.042          0.681             --

         SCUDDER ADVOCATE ADVISOR-ST1 -- SEPARATE ACCOUNT CHARGES 2.50%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (6/03)...............  2008      2.102          1.387               --
                                                       2007      1.787          2.102               --
                                                       2006      1.460          1.787               --
                                                       2005      1.281          1.460               --
                                                       2004      1.063          1.281            2,000
                                                       2003      1.000          1.063            2,000

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.136          1.139               --
                                                       2005      1.077          1.136               --
                                                       2004      1.059          1.077               --
                                                       2003      1.000          1.059               --

  Alger American Capital Appreciation Subaccount
  (Class S) (6/03)...................................  2008      1.974          1.054               --
                                                       2007      1.520          1.974               --
                                                       2006      1.310          1.520               --
                                                       2005      1.176          1.310               --
                                                       2004      1.118          1.176               --
                                                       2003      1.000          1.118            3,000

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/03).............................................  2007      2.585          2.700               --
                                                       2006      2.000          2.585               --
                                                       2005      1.603          2.000               --
                                                       2004      1.315          1.603            1,000
                                                       2003      1.000          1.315            1,000

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2008      1.664          0.864               --
                                                       2007      1.777          1.664               --
                                                       2006      1.609          1.777               --
                                                       2005      1.420          1.609               --
                                                       2004      1.234          1.420            1,000
                                                       2003      1.000          1.234            1,000

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2008      1.436          1.405               --
                                                       2007      1.452          1.436            8,918
                                                       2006      1.383          1.452            8,618
                                                       2005      1.301          1.383            8,104
                                                       2004      1.168          1.301            8,281
                                                       2003      1.000          1.168            4,807

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (6/03)............................  2008      1.302          0.831               --
                                                       2007      1.242          1.302               --
                                                       2006      1.169          1.242               --
                                                       2005      1.159          1.169               --
                                                       2004      1.122          1.159            3,000
                                                       2003      1.000          1.122            3,000

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2008      1.154          1.094               --
                                                       2007      1.129          1.154            3,687
                                                       2006      1.004          1.129            3,690
                                                       2005      1.000          1.004            3,693

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2008      1.753          1.796               --
                                                       2007      2.149          1.753            2,982
                                                       2006      1.606          2.149            2,432
                                                       2005      1.479          1.606            2,826
                                                       2004      1.160          1.479            1,925
                                                       2003      1.000          1.160            2,000

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (7/05)..............  2007      1.010          1.022               --
                                                       2006      0.993          1.010               --
                                                       2005      1.000          0.993               --

  DWSI Capital Growth Subaccount (Class B) (6/03)....  2008      1.425          0.928               --
                                                       2007      1.302          1.425               --
                                                       2006      1.234          1.302            3,741
                                                       2005      1.166          1.234               --
                                                       2004      1.112          1.166            2,000
                                                       2003      1.000          1.112            2,000

  DWSI Global Opportunities Subaccount (Class B)
  (6/03).............................................  2008      2.182          1.060            6,291
                                                       2007      2.054          2.182            5,079
                                                       2006      1.728          2.054            5,273
                                                       2005      1.500          1.728            5,578
                                                       2004      1.249          1.500            4,790
                                                       2003      1.000          1.249            1,000

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2008      1.351          1.265               --
                                                       2007      1.371          1.351               --
                                                       2006      1.241          1.371               --
                                                       2005      1.204          1.241               --
                                                       2004      1.124          1.204               --
                                                       2003      1.000          1.124            1,000

  DWSI Health Care Subaccount (Class B) (6/03).......  2008      1.427          1.064            6,157
                                                       2007      1.296          1.427            6,801
                                                       2006      1.256          1.296           10,393
                                                       2005      1.192          1.256            9,995
                                                       2004      1.119          1.192            8,711
                                                       2003      1.000          1.119            7,307

  DWSI International Subaccount (Class B) (6/03).....  2008      2.060          1.966               --
                                                       2007      1.849          2.060            3,675
                                                       2006      1.511          1.849            4,140
                                                       2005      1.339          1.511            4,413
                                                       2004      1.181          1.339            3,971
                                                       2003      1.000          1.181            1,000

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (6/03)..........................................  2006      1.189          1.238               --
                                                       2005      1.225          1.189            3,887
                                                       2004      1.126          1.225            4,301
                                                       2003      1.000          1.126            2,000

  DWSII All Cap Growth Subaccount (Class B) (6/03)...  2006      1.407          1.540               --
                                                       2005      1.274          1.407               --
                                                       2004      1.172          1.274            1,000
                                                       2003      1.000          1.172            1,000

  DWSII Balanced Subaccount (Class B) (6/03).........  2008      1.216          1.179               --
                                                       2007      1.194          1.216            4,669
                                                       2006      1.114          1.194            4,672
                                                       2005      1.099          1.114            4,676
                                                       2004      1.060          1.099            6,680
                                                       2003      1.000          1.060            6,681

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2008      1.570          1.466               --
                                                       2007      1.561          1.570           14,864
                                                       2006      1.389          1.561           14,664
                                                       2005      1.298          1.389           14,317
                                                       2004      1.152          1.298           12,871
                                                       2003      1.000          1.152            6,410

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.165          0.876           18,206
                                                       2007      1.141          1.165           18,543
                                                       2006      1.075          1.141           18,198
                                                       2005      1.056          1.075           17,979
                                                       2004      1.000          1.056               --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2008      1.019          0.980               --
                                                       2007      1.007          1.019            6,569
                                                       2006      0.994          1.007            6,574
                                                       2005      1.000          0.994            6,579
                                                       2004      0.985          1.000            6,585
                                                       2003      1.000          0.985            8,586

  DWSII Davis Venture Value Subaccount (Class B)
  (6/03).............................................  2008      1.514          1.463               --
                                                       2007      1.491          1.514               --
                                                       2006      1.336          1.491            3,332
                                                       2005      1.254          1.336            3,336
                                                       2004      1.154          1.254            3,347
                                                       2003      1.000          1.154            4,351

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2008      1.481          1.408               --
                                                       2007      1.553          1.481           11,083
                                                       2006      1.347          1.553           10,427
                                                       2005      1.284          1.347            6,944
                                                       2004      1.159          1.284            4,423
                                                       2003      1.000          1.159            1,000

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (6/03)..........................................  2006      1.627          1.977            5,349
                                                       2005      1.519          1.627            5,589
                                                       2004      1.241          1.519            3,686
                                                       2003      1.000          1.241            2,000

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.123          1.339               --
                                                       2005      1.053          1.123               --
                                                       2004      1.000          1.053               --

  DWSII Global Thematic Subaccount (Class B) (6/03)..  2008      2.046          1.040            6,603
                                                       2007      1.982          2.046            5,250
                                                       2006      1.568          1.982            5,465
                                                       2005      1.312          1.568            6,041
                                                       2004      1.177          1.312            5,291
                                                       2003      1.000          1.177            1,000

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2008      1.039          1.059            6,499
                                                       2007      1.010          1.039            6,504
                                                       2006      0.998          1.010            6,509
                                                       2005      1.000          0.998            6,515
                                                       2004      0.992          1.000            8,520
                                                       2003      1.000          0.992            8,522

  DWSII Growth Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.278          0.816               --
                                                       2007      1.242          1.278               --
                                                       2006      1.130          1.242               --
                                                       2005      1.093          1.130               --
                                                       2004      1.000          1.093               --

  DWSII High Income Subaccount (Class B) (6/03)......  2008      1.264          1.246               --
                                                       2007      1.289          1.264               --
                                                       2006      1.200          1.289            4,398
                                                       2005      1.190          1.200            4,403
                                                       2004      1.088          1.190            4,418
                                                       2003      1.000          1.088            4,423

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.049          1.063               --
                                                       2005      1.039          1.049               --
                                                       2004      1.000          1.039               --

  DWSII Index 500 Subaccount (Class B) (6/03)........  2005      1.211          1.225               --
                                                       2004      1.129          1.211            4,016
                                                       2003      1.000          1.129            4,017

  DWSII International Select Equity Subaccount (Class
  B) (6/03)..........................................  2008      2.130          2.049               --
                                                       2007      1.880          2.130               --
                                                       2006      1.541          1.880               --
                                                       2005      1.386          1.541               --
                                                       2004      1.206          1.386               --
                                                       2003      1.000          1.206            1,000

  DWSII Janus Growth & Income Subaccount (Class B)
  (6/03).............................................  2008      1.438          1.376               --
                                                       2007      1.388          1.438               --
                                                       2006      1.318          1.388               --
                                                       2005      1.209          1.318               --
                                                       2004      1.116          1.209            1,000
                                                       2003      1.000          1.116            1,000

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (6/03)..........................................  2006      1.266          1.242               --
                                                       2005      1.211          1.266               --
                                                       2004      1.107          1.211            1,000
                                                       2003      1.000          1.107            1,000

  DWSII Large Cap Core Subaccount (Class B) (11/04)..  2006      1.141          1.255               --
                                                       2005      1.061          1.141               --
                                                       2005      1.036          1.061               --
                                                       2004      1.000          1.036               --

  DWSII Large Cap Value Subaccount (Class B) (6/03)..  2008      1.514          1.488               --
                                                       2007      1.377          1.514            7,399
                                                       2006      1.228          1.377            7,795
                                                       2005      1.239          1.228            7,407
                                                       2004      1.159          1.239            4,513
                                                       2003      1.000          1.159            2,000

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (6/03).............................................  2006      1.242          1.271               --
                                                       2005      1.281          1.242               --
                                                       2004      1.119          1.281            1,000
                                                       2003      1.000          1.119            1,000

  DWSII Mid Cap Growth Subaccount (Class B) (6/03)...  2008      1.489          1.398               --
                                                       2007      1.415          1.489               --
                                                       2006      1.312          1.415            2,127
                                                       2005      1.173          1.312            2,129
                                                       2004      1.161          1.173            3,137
                                                       2003      1.000          1.161            3,171

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.220          0.829           53,016
                                                       2007      1.191          1.220           52,690
                                                       2006      1.101          1.191           53,019
                                                       2005      1.074          1.101           53,232
                                                       2004      1.000          1.074               --

  DWSII Money Market Subaccount (Class B) (6/03).....  2008      1.003          1.005               --
                                                       2007      0.983          1.003               --
                                                       2006      0.967          0.983               --
                                                       2005      0.968          0.967               --
                                                       2004      0.987          0.968            1,000
                                                       2003      1.000          0.987            1,000

  DWSII Oak Strategic Equity Subaccount (Class B)
  (6/03).............................................  2006      1.090          1.106               --
                                                       2005      1.171          1.090            4,431
                                                       2004      1.190          1.171            5,446
                                                       2003      1.000          1.190            5,452

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Small Cap Growth Subaccount (Class B)
  (6/03).............................................  2008      1.337          1.163               --
                                                       2007      1.295          1.337               --
                                                       2006      1.267          1.295               --
                                                       2005      1.217          1.267               --
                                                       2004      1.129          1.217               --
                                                       2003      1.000          1.129            1,000

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2008      1.120          1.118               --
                                                       2007      1.093          1.120               --
                                                       2006      1.031          1.093               --
                                                       2005      1.037          1.031               --
                                                       2004      0.982          1.037               --
                                                       2003      1.000          0.982            2,000

  DWSII Technology Subaccount (Class B) (6/03).......  2008      1.314          0.686            4,686
                                                       2007      1.184          1.314            4,225
                                                       2006      1.208          1.184            4,421
                                                       2005      1.199          1.208            3,730
                                                       2004      1.212          1.199            3,336
                                                       2003      1.000          1.212            1,000

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (6/03).............................................  2008      1.790          1.661               --
                                                       2007      1.467          1.790               --
                                                       2006      1.416          1.467            4,346
                                                       2005      1.305          1.416            4,351
                                                       2004      1.209          1.305            5,366
                                                       2003      1.000          1.209            5,372

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *...........................................  2008      1.249          0.927               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2008      1.404          0.881            8,969

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/08) *.................................  2008      1.017          0.672               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2008      3.361          1.462               --
                                                       2007      2.683          3.361               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08)...................................  2008      1.971          1.142            4,272

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08) *...........................................  2008      1.120          0.964               --

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class
  B) (4/08) *........................................  2008      1.401          0.862               --

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2008      1.655          0.898               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08).............................................  2008      0.995          0.936            6,485

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08).............................................  2008      1.177          0.917            4,665

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2008      1.408          0.950           10,777

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08).............................................  2008      1.797          1.793            1,666

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).............................................  2008      1.457          0.892               --

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *..................................................  2008      1.465          0.946           15,112

  MSF MetLife Stock Index Subaccount (Class B) (4/08)
  *..................................................  2008      1.093          0.706            3,684

  MSF MFS(R) Total Return Subaccount (Class B)
  (1/70).............................................  2008      1.081          0.819               --
                                                       2007      1.065          1.081               --
                                                       2006      1.000          1.065               --

  MSF MFS(R) Value Subaccount (Class E) (4/08).......  2008      1.487          1.030            6,515

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/08) *...........................................  2008      1.021          0.628          103,541

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.281          0.777               --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.165          0.761               --




         SCUDDER ADVOCATE ADVISOR-ST1 -- SEPARATE ACCOUNT CHARGES 2.60%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (6/03)...............  2008      2.092          1.379               --
                                                       2007      1.780          2.092               --
                                                       2006      1.456          1.780               --
                                                       2005      1.279          1.456               --
                                                       2004      1.063          1.279               --
                                                       2003      1.000          1.063               --

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.133          1.136               --
                                                       2005      1.075          1.133               --
                                                       2004      1.059          1.075               --
                                                       2003      1.000          1.059               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Alger American Capital Appreciation Subaccount
  (Class S) (6/03)...................................  2008      1.965          1.048               --
                                                       2007      1.514          1.965               --
                                                       2006      1.306          1.514               --
                                                       2005      1.174          1.306               --
                                                       2004      1.117          1.174               --
                                                       2003      1.000          1.117               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/03).............................................  2007      2.576          2.690               --
                                                       2006      1.995          2.576               --
                                                       2005      1.600          1.995               --
                                                       2004      1.315          1.600               --
                                                       2003      1.000          1.315               --

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2008      1.657          0.859               --
                                                       2007      1.770          1.657               --
                                                       2006      1.605          1.770               --
                                                       2005      1.418          1.605               --
                                                       2004      1.234          1.418               --
                                                       2003      1.000          1.234               --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2008      1.429          1.398               --
                                                       2007      1.447          1.429               --
                                                       2006      1.379          1.447               --
                                                       2005      1.299          1.379               --
                                                       2004      1.167          1.299               --
                                                       2003      1.000          1.167               --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (6/03)............................  2008      1.296          0.826               --
                                                       2007      1.238          1.296               --
                                                       2006      1.166          1.238               --
                                                       2005      1.158          1.166               --
                                                       2004      1.121          1.158               --
                                                       2003      1.000          1.121               --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2008      1.151          1.092               --
                                                       2007      1.127          1.151               --
                                                       2006      1.004          1.127               --
                                                       2005      1.000          1.004               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2008      1.745          1.787               --
                                                       2007      2.141          1.745               --
                                                       2006      1.602          2.141               --
                                                       2005      1.477          1.602               --
                                                       2004      1.160          1.477               --
                                                       2003      1.000          1.160               --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (7/05)..............  2007      1.009          1.020               --
                                                       2006      0.992          1.009               --
                                                       2005      1.000          0.992               --

  DWSI Capital Growth Subaccount (Class B) (6/03)....  2008      1.418          0.923               --
                                                       2007      1.298          1.418               --
                                                       2006      1.231          1.298               --
                                                       2005      1.164          1.231               --
                                                       2004      1.111          1.164               --
                                                       2003      1.000          1.111               --

  DWSI Global Opportunities Subaccount (Class B)
  (6/03).............................................  2008      2.172          1.054               --
                                                       2007      2.047          2.172               --
                                                       2006      1.723          2.047               --
                                                       2005      1.498          1.723               --
                                                       2004      1.249          1.498               --
                                                       2003      1.000          1.249               --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2008      1.345          1.259               --
                                                       2007      1.367          1.345               --
                                                       2006      1.238          1.367               --
                                                       2005      1.202          1.238               --
                                                       2004      1.123          1.202               --
                                                       2003      1.000          1.123               --

  DWSI Health Care Subaccount (Class B) (6/03).......  2008      1.420          1.059               --
                                                       2007      1.292          1.420               --
                                                       2006      1.253          1.292               --
                                                       2005      1.190          1.253               --
                                                       2004      1.119          1.190               --
                                                       2003      1.000          1.119               --

  DWSI International Subaccount (Class B) (6/03).....  2008      2.051          1.957               --
                                                       2007      1.843          2.051               --
                                                       2006      1.507          1.843               --
                                                       2005      1.337          1.507               --
                                                       2004      1.180          1.337               --
                                                       2003      1.000          1.180               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (6/03)..........................................  2006      1.186          1.234               --
                                                       2005      1.223          1.186               --
                                                       2004      1.125          1.223               --
                                                       2003      1.000          1.125               --

  DWSII All Cap Growth Subaccount (Class B) (6/03)...  2006      1.403          1.535               --
                                                       2005      1.272          1.403               --
                                                       2004      1.171          1.272               --
                                                       2003      1.000          1.171               --

  DWSII Balanced Subaccount (Class B) (6/03).........  2008      1.210          1.173               --
                                                       2007      1.189          1.210               --
                                                       2006      1.111          1.189               --
                                                       2005      1.098          1.111               --
                                                       2004      1.059          1.098               --
                                                       2003      1.000          1.059               --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2008      1.563          1.459               --
                                                       2007      1.555          1.563               --
                                                       2006      1.386          1.555               --
                                                       2005      1.296          1.386               --
                                                       2004      1.151          1.296               --
                                                       2003      1.000          1.151               --

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.161          0.872               --
                                                       2007      1.138          1.161               --
                                                       2006      1.074          1.138               --
                                                       2005      1.056          1.074               --
                                                       2004      1.000          1.056               --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2008      1.014          0.975               --
                                                       2007      1.003          1.014               --
                                                       2006      0.991          1.003               --
                                                       2005      0.999          0.991               --
                                                       2004      0.985          0.999               --
                                                       2003      1.000          0.985               --

  DWSII Davis Venture Value Subaccount (Class B)
  (6/03).............................................  2008      1.507          1.456               --
                                                       2007      1.485          1.507               --
                                                       2006      1.333          1.485               --
                                                       2005      1.252          1.333               --
                                                       2004      1.154          1.252               --
                                                       2003      1.000          1.154               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2008      1.475          1.401               --
                                                       2007      1.548          1.475               --
                                                       2006      1.344          1.548               --
                                                       2005      1.282          1.344               --
                                                       2004      1.158          1.282               --
                                                       2003      1.000          1.158               --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (6/03)..........................................  2006      1.622          1.970               --
                                                       2005      1.517          1.622               --
                                                       2004      1.240          1.517               --
                                                       2003      1.000          1.240               --

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.122          1.336               --
                                                       2005      1.053          1.122               --
                                                       2004      1.000          1.053               --

  DWSII Global Thematic Subaccount (Class B) (6/03)..  2008      2.037          1.034               --
                                                       2007      1.975          2.037               --
                                                       2006      1.564          1.975               --
                                                       2005      1.310          1.564               --
                                                       2004      1.176          1.310               --
                                                       2003      1.000          1.176               --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2008      1.034          1.053               --
                                                       2007      1.006          1.034               --
                                                       2006      0.995          1.006               --
                                                       2005      0.999          0.995               --
                                                       2004      0.992          0.999               --
                                                       2003      1.000          0.992               --

  DWSII Growth Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.274          0.812               --
                                                       2007      1.239          1.274               --
                                                       2006      1.128          1.239               --
                                                       2005      1.092          1.128               --
                                                       2004      1.000          1.092               --

  DWSII High Income Subaccount (Class B) (6/03)......  2008      1.258          1.240               --
                                                       2007      1.284          1.258               --
                                                       2006      1.197          1.284               --
                                                       2005      1.188          1.197               --
                                                       2004      1.088          1.188               --
                                                       2003      1.000          1.088               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.048          1.060               --
                                                       2005      1.039          1.048               --
                                                       2004      1.000          1.039               --

  DWSII Index 500 Subaccount (Class B) (6/03)........  2005      1.209          1.223               --
                                                       2004      1.128          1.209               --
                                                       2003      1.000          1.128               --

  DWSII International Select Equity Subaccount (Class
  B) (6/03)..........................................  2008      2.120          2.039               --
                                                       2007      1.873          2.120               --
                                                       2006      1.537          1.873               --
                                                       2005      1.384          1.537               --
                                                       2004      1.205          1.384               --
                                                       2003      1.000          1.205               --

  DWSII Janus Growth & Income Subaccount (Class B)
  (6/03).............................................  2008      1.431          1.369               --
                                                       2007      1.383          1.431               --
                                                       2006      1.314          1.383               --
                                                       2005      1.207          1.314               --
                                                       2004      1.115          1.207               --
                                                       2003      1.000          1.115               --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (6/03)..........................................  2006      1.262          1.238               --
                                                       2005      1.209          1.262               --
                                                       2004      1.106          1.209               --
                                                       2003      1.000          1.106               --

  DWSII Large Cap Core Subaccount (Class B) (11/04)..  2006      1.140          1.253               --
                                                       2005      1.036          1.140               --
                                                       2004      1.000          1.036               --

  DWSII Large Cap Value Subaccount (Class B) (6/03)..  2008      1.507          1.481               --
                                                       2007      1.372          1.507               --
                                                       2006      1.225          1.372               --
                                                       2005      1.237          1.225               --
                                                       2004      1.158          1.237               --
                                                       2003      1.000          1.158               --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (6/03).............................................  2006      1.239          1.267               --
                                                       2005      1.279          1.239               --
                                                       2004      1.118          1.279               --
                                                       2003      1.000          1.118               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Mid Cap Growth Subaccount (Class B) (6/03)...  2008      1.482          1.391               --
                                                       2007      1.410          1.482               --
                                                       2006      1.309          1.410               --
                                                       2005      1.172          1.309               --
                                                       2004      1.161          1.172               --
                                                       2003      1.000          1.161               --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2008      1.216          0.825               --
                                                       2007      1.188          1.216               --
                                                       2006      1.099          1.188               --
                                                       2005      1.074          1.099               --
                                                       2004      1.000          1.074               --

  DWSII Money Market Subaccount (Class B) (6/03).....  2008      0.998          1.000               --
                                                       2007      0.979          0.998               --
                                                       2006      0.964          0.979               --
                                                       2005      0.966          0.964               --
                                                       2004      0.987          0.966               --
                                                       2003      1.000          0.987               --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (6/03).............................................  2006      1.088          1.102               --
                                                       2005      1.169          1.088               --
                                                       2004      1.189          1.169               --
                                                       2003      1.000          1.189               --

  DWSII Small Cap Growth Subaccount (Class B)
  (6/03).............................................  2008      1.330          1.157               --
                                                       2007      1.291          1.330               --
                                                       2006      1.264          1.291               --
                                                       2005      1.215          1.264               --
                                                       2004      1.128          1.215               --
                                                       2003      1.000          1.128               --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2008      1.115          1.112               --
                                                       2007      1.090          1.115               --
                                                       2006      1.028          1.090               --
                                                       2005      1.035          1.028               --
                                                       2004      0.981          1.035               --
                                                       2003      1.000          0.981               --

  DWSII Technology Subaccount (Class B) (6/03).......  2008      1.308          0.682               --
                                                       2007      1.179          1.308               --
                                                       2006      1.205          1.179               --
                                                       2005      1.198          1.205               --
                                                       2004      1.211          1.198               --
                                                       2003      1.000          1.211               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (6/03).............................................  2008      1.781          1.653               --
                                                       2007      1.461          1.781               --
                                                       2006      1.412          1.461               --
                                                       2005      1.303          1.412               --
                                                       2004      1.208          1.303               --
                                                       2003      1.000          1.208               --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *...........................................  2008      1.243          0.922               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2008      1.394          0.875               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/08) *.................................  2008      1.015          0.670          108,117

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2008      3.346          1.454               --
                                                       2007      2.673          3.346               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08)...................................  2008      1.961          1.136               --

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08) *...........................................  2008      1.115          0.958               --

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class
  B) (4/08) *........................................  2008      1.394          0.857               --

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2008      1.646          0.893               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08).............................................  2008      0.992          0.932               --

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08).............................................  2008      1.171          0.912               --

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2008      1.401          0.945               --

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08).............................................  2008      1.788          1.783               --

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).............................................  2008      1.449          0.887               --

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *..................................................  2008      1.458          0.940               --

  MSF MetLife Stock Index Subaccount (Class B) (4/08)
  *..................................................  2008      1.090          0.704               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (1/70).............................................  2008      1.079          0.817               --
                                                       2007      1.064          1.079               --
                                                       2006      1.000          1.064               --

  MSF MFS(R) Value Subaccount (Class E) (4/08).......  2008      1.480          1.025               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/08) *...........................................  2008      1.019          0.626               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.269          0.770               --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.159          0.757               --




---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2008.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2008 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 04/29/2005, Scudder Variable Series I-21st Century Growth Portfolio merged into Scudder Variable Series II-Scudder Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-Scudder Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-SVS Eagle Focused Large Cap Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-SVS Focused Vale and Growth Portfolio merged into Scudder Variable Series I-Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 09/19/2005, Scudder Variable Series II-SVS Index 500 Portfolio merged into Scudder Investments VIT Funds-Scudder VIT Equity Index 500 Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, The Alger American Fund-Alger American Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS Dreman Financial Services VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS Income Allocation VIP merged into DWS Variable Series II-DWS Conservative Allocation VIP and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS MFS(R) Strategic Value VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Janus Growth Opportunities VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Legg Mason Aggressive Growth VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Mercury Large Cap Core VIP merged into DWS Variable Series I-DWS Growth & Income VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Oak Strategic Equity VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Templeton Foreign Value VIP merged into DWS Variable Series I-DWS International VIP and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

                CONDENSED FINANCIAL INFORMATION -- VINTAGE ACCESS

--------------------------------------------------------------------------------

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                VINTAGE ACCESS -- SEPARATE ACCOUNT CHARGES 2.00%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (3/03)...................................  2006      1.466          1.530               --
                                                       2005      1.429          1.466           11,303
                                                       2004      1.311          1.429           11,522
                                                       2003      1.000          1.311            7,899

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/03)...................................  2006      1.427          1.390               --
                                                       2005      1.267          1.427               --
                                                       2004      1.193          1.267               --
                                                       2003      1.000          1.193               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (3/03).............................................  2008      2.266          1.368          228,852
                                                       2007      2.013          2.266          246,660
                                                       2006      1.705          2.013          265,067
                                                       2005      1.525          1.705          275,475
                                                       2004      1.371          1.525           27,918
                                                       2003      1.000          1.371               --

  American Funds Growth Subaccount (Class 2) (3/03)..  2008      2.015          1.106          105,287
                                                       2007      1.830          2.015          107,022
                                                       2006      1.694          1.830          137,200
                                                       2005      1.487          1.694          139,921
                                                       2004      1.348          1.487           51,537
                                                       2003      1.000          1.348               --

  American Funds Growth-Income Subaccount (Class 2)
  (3/03).............................................  2008      1.721          1.049          182,358
                                                       2007      1.672          1.721          193,751
                                                       2006      1.481          1.672          201,316
                                                       2005      1.427          1.481          205,280
                                                       2004      1.319          1.427           55,309
                                                       2003      1.000          1.319               --

Capital Appreciation Fund
  Capital Appreciation Fund (3/03)...................  2006      1.679          1.660               --
                                                       2005      1.449          1.679           28,114
                                                       2004      1.237          1.449               --
                                                       2003      1.000          1.237               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/03).............................................  2006      1.757          2.285               --
                                                       2005      1.673          1.757               --
                                                       2004      1.299          1.673               --
                                                       2003      1.000          1.299               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.298          1.410               --
                                                       2005      1.202          1.298               --
                                                       2004      1.074          1.202               --
                                                       2003      1.000          1.074               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.295          1.442               --
                                                       2005      1.200          1.295           90,175
                                                       2004      1.067          1.200               --
                                                       2003      1.000          1.067               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (3/03)......................................  2008      2.099          1.181          145,814
                                                       2007      1.823          2.099          148,695
                                                       2006      1.667          1.823           80,000
                                                       2005      1.455          1.667          150,183
                                                       2004      1.287          1.455          104,271
                                                       2003      1.000          1.287            8,347

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/03).............................................  2008      2.536          1.501          129,923
                                                       2007      2.243          2.536          135,083
                                                       2006      2.036          2.243          102,247
                                                       2005      1.760          2.036          104,918
                                                       2004      1.440          1.760            2,008
                                                       2003      1.000          1.440               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2008      1.214          0.837           79,863
                                                       2007      1.194          1.214           79,863
                                                       2006      1.030          1.194           38,034
                                                       2005      1.000          1.030           38,034

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (3/03)........................  2008      1.820          1.026           33,257
                                                       2007      1.669          1.820           34,491
                                                       2006      1.566          1.669           28,895
                                                       2005      1.525          1.566           30,040
                                                       2004      1.396          1.525           10,216
                                                       2003      1.000          1.396               --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (3/03)..........................................  2006      1.510          1.752               --
                                                       2005      1.393          1.510           37,765
                                                       2004      1.262          1.393           33,533
                                                       2003      1.000          1.262               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.490          3.171               --
                                                       2007      2.765          3.490               --
                                                       2006      2.202          2.765            2,459
                                                       2005      1.763          2.202            2,459
                                                       2004      1.442          1.763               --
                                                       2003      1.000          1.442               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (3/03)...................................  2008      2.375          1.388           61,213
                                                       2007      2.099          2.375           61,682
                                                       2006      1.763          2.099           65,377
                                                       2005      1.632          1.763           68,340
                                                       2004      1.405          1.632           22,297
                                                       2003      1.000          1.405               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.675          2.000               --
                                                       2005      1.569          1.675               --
                                                       2004      1.380          1.569               --
                                                       2003      1.000          1.380               --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (3/03).....................................  2008      2.261          1.244               --
                                                       2007      1.895          2.261               --
                                                       2006      1.706          1.895               --
                                                       2005      1.554          1.706               --
                                                       2004      1.316          1.554               --
                                                       2003      1.000          1.316               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.527          1.708               --
                                                       2005      1.498          1.527           17,037
                                                       2004      1.330          1.498           10,908
                                                       2003      1.000          1.330               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (3/03).............................................  2007      1.454          1.546               --
                                                       2006      1.382          1.454               --
                                                       2005      1.326          1.382               --
                                                       2004      1.315          1.326               --
                                                       2003      1.000          1.315               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (3/03).............................................  2008      1.627          0.950           99,050
                                                       2007      1.635          1.627           99,718
                                                       2006      1.533          1.635          124,589
                                                       2005      1.401          1.533          126,321
                                                       2004      1.300          1.401          120,468
                                                       2003      1.000          1.300            7,897

  LMPVET Appreciation Subaccount (Class I) (3/03)....  2008      1.594          1.104               --
                                                       2007      1.500          1.594               --
                                                       2006      1.333          1.500           29,808
                                                       2005      1.304          1.333           29,808
                                                       2004      1.222          1.304           45,431
                                                       2003      1.000          1.222               --

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2008      1.522          1.053           12,317
                                                       2007      1.526          1.522           12,317

  LMPVET Capital and Income Subaccount (Class II)
  (3/03).............................................  2008      1.399          0.892          170,748
                                                       2007      1.355          1.399          170,772
                                                       2006      1.251          1.355          195,201
                                                       2005      1.224          1.251          195,225
                                                       2004      1.189          1.224          195,261
                                                       2003      1.000          1.189               --

  LMPVET Capital Subaccount (3/03)...................  2008      1.540          0.873           46,708
                                                       2007      1.543          1.540          387,460
                                                       2006      1.385          1.543          387,479
                                                       2005      1.342          1.385          591,020
                                                       2004      1.284          1.342          531,295
                                                       2003      1.000          1.284          365,787

  LMPVET Dividend Strategy Subaccount (3/03).........  2008      1.452          1.016               --
                                                       2007      1.392          1.452               --
                                                       2006      1.204          1.392               --
                                                       2005      1.230          1.204               --
                                                       2004      1.214          1.230               --
                                                       2003      1.000          1.214               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (3/03)...  2008      1.617          0.991          279,847
                                                       2007      1.573          1.617          304,189
                                                       2006      1.394          1.573          317,764
                                                       2005      1.364          1.394          330,306
                                                       2004      1.262          1.364               --
                                                       2003      1.000          1.262               --

  LMPVET Fundamental Value Subaccount (Class I)
  (3/03).............................................  2008      1.742          1.083           81,762
                                                       2007      1.756          1.742           82,079
                                                       2006      1.533          1.756           34,545
                                                       2005      1.493          1.533           34,753
                                                       2004      1.407          1.493           30,051
                                                       2003      1.000          1.407            7,847

  LMPVET Global Equity Subaccount (3/03).............  2008      1.714          0.986           27,548
                                                       2007      1.667          1.714          325,505
                                                       2006      1.476          1.667          325,514
                                                       2005      1.413          1.476          325,524
                                                       2004      1.308          1.413          215,170
                                                       2003      1.000          1.308           24,051

  LMPVET Investors Subaccount (Class I) (3/03).......  2008      1.769          1.116           73,191
                                                       2007      1.737          1.769           76,937
                                                       2006      1.499          1.737           76,940
                                                       2005      1.435          1.499           76,944
                                                       2004      1.326          1.435           76,949
                                                       2003      1.000          1.326               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (3/03).............................................  2008      1.484          0.912               --
                                                       2007      1.438          1.484               --
                                                       2006      1.402          1.438           21,380
                                                       2005      1.360          1.402           21,380
                                                       2004      1.382          1.360           30,846
                                                       2003      1.000          1.382               --

  LMPVET Mid Cap Core Subaccount (Class I) (3/03)....  2008      1.761          1.117            9,481
                                                       2007      1.677          1.761            9,293
                                                       2006      1.490          1.677            9,281
                                                       2005      1.404          1.490            9,194
                                                       2004      1.297          1.404            9,385
                                                       2003      1.000          1.297               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (3/03)............................  2007      1.481          1.503               --
                                                       2006      1.345          1.481           12,317
                                                       2005      1.326          1.345           12,317
                                                       2004      1.267          1.326           12,317
                                                       2003      1.000          1.267               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (3/03).............................................  2008      2.115          1.229            6,393
                                                       2007      1.962          2.115            6,756
                                                       2006      1.775          1.962               --
                                                       2005      1.726          1.775               --
                                                       2004      1.530          1.726               --
                                                       2003      1.000          1.530               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2008      1.006          0.777               --
                                                       2007      1.013          1.006               --
                                                       2006      0.993          1.013               --
                                                       2005      0.989          0.993               --
                                                       2004      0.998          0.989               --
                                                       2003      1.000          0.998               --

  LMPVIT Diversified Strategic Income Subaccount
  (3/03).............................................  2008      1.168          0.989            6,361
                                                       2007      1.169          1.168            6,368
                                                       2006      1.131          1.169           21,612
                                                       2005      1.125          1.131           31,156
                                                       2004      1.076          1.125           51,010
                                                       2003      1.000          1.076               --

  LMPVIT High Income Subaccount (3/03)...............  2008      1.379          0.946          113,853
                                                       2007      1.402          1.379          119,427
                                                       2006      1.289          1.402           74,876
                                                       2005      1.282          1.289          170,197
                                                       2004      1.184          1.282          133,715
                                                       2003      1.000          1.184           79,095

  LMPVIT Money Market Subaccount (3/03)..............  2008      1.040          1.046               --
                                                       2007      1.011          1.040               --
                                                       2006      0.986          1.011          432,175
                                                       2005      0.978          0.986               --
                                                       2004      0.989          0.978          383,736
                                                       2003      1.000          0.989               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (3/03)...................................  2007      1.852          1.974               --
                                                       2006      1.674          1.852            7,659
                                                       2005      1.628          1.674            8,401
                                                       2004      1.437          1.628            8,904
                                                       2003      1.000          1.437               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).........  2007      1.760          1.844               --
                                                       2006      1.520          1.760           68,116
                                                       2005      1.491          1.520           68,116
                                                       2004      1.404          1.491           68,116
                                                       2003      1.000          1.404               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.592          1.653               --
                                                       2006      1.385          1.592           42,381
                                                       2005      1.369          1.385           42,381
                                                       2004      1.239          1.369               --
                                                       2003      1.000          1.239               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.780          1.960               --
                                                       2006      1.618          1.780               --
                                                       2005      1.525          1.618           65,704
                                                       2004      1.255          1.525           65,704
                                                       2003      1.000          1.255               --

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (1/70).............................................  2007      1.696          1.776               --
                                                       2006      1.606          1.696            2,019

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2008      1.769          1.087            2,019
                                                       2007      1.761          1.769            2,019

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/07)..........................................  2008      1.016          0.582               --
                                                       2007      1.217          1.016               --
                                                       2006      1.003          1.217               --

  MIST Dreman Small Cap Value Subaccount (Class A)
  (1/70).............................................  2008      1.158          0.849           13,916
                                                       2007      1.193          1.158           13,916
                                                       2006      1.122          1.193            9,317

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2008      1.976          1.148           97,403
                                                       2007      2.034          1.976           93,270
                                                       2006      1.851          2.034           45,511

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Janus Forty Subaccount (Class A) (1/70).......  2008      2.170          1.237           28,114
                                                       2007      1.697          2.170           28,114
                                                       2006      1.660          1.697           28,114

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2008      1.064          0.644               --
                                                       2007      1.204          1.064               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70) *.................................  2008      1.091          0.681           67,129
                                                       2007      1.073          1.091           75,787
                                                       2006      1.001          1.073           73,557

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (1/70) *...........................................  2008      1.054          0.633           79,328
                                                       2007      1.069          1.054           79,328
                                                       2006      0.970          1.069               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2008      1.610          0.905               --
                                                       2007      1.468          1.610               --
                                                       2006      1.490          1.468               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2008      1.331          0.801               --
                                                       2007      1.219          1.331               --
                                                       2006      1.232          1.219               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2008      3.176          1.451               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2008      2.433          1.374               --
                                                       2007      2.323          2.433               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2008      1.189          1.088           20,603
                                                       2007      1.126          1.189           30,566

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2008      1.604          1.056           53,324
                                                       2007      1.559          1.604           53,324
                                                       2006      1.453          1.559           53,324

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.105          1.218               --
                                                       2006      1.052          1.105               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2008      1.208          1.057           88,390
                                                       2007      1.156          1.208           88,390
                                                       2006      1.119          1.156           44,926

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70) *........................................  2008      0.975          0.671          113,917
                                                       2007      1.026          0.975          123,475
                                                       2006      1.003          1.026          153,685

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2008      1.808          0.962            2,088
                                                       2007      1.532          1.808            2,088
                                                       2006      1.574          1.532            2,088

  MSF BlackRock Bond Income Subaccount (Class E)
  (1/70).............................................  2008      1.112          1.051           86,482
                                                       2007      1.069          1.112           86,482
                                                       2006      1.000          1.069           68,258

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2008      1.375          0.805           37,389
                                                       2007      1.404          1.375           37,389
                                                       2006      1.000          1.404           37,389

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2008      1.443          0.781           11,350
                                                       2007      1.417          1.443           11,350
                                                       2006      1.402          1.417           11,350

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2008      1.594          0.953           83,209
                                                       2007      1.563          1.594           88,084
                                                       2006      1.527          1.563          131,589

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2008      1.487          0.984               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/70)..........................................  2008      1.070          0.625          912,012
                                                       2007      1.057          1.070               --
                                                       2006      1.002          1.057               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (1/70)...................................  2008      1.076          0.903               --
                                                       2007      1.040          1.076               --
                                                       2006      1.001          1.040           21,122

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (1/70)........................  2008      1.075          0.826               --
                                                       2007      1.046          1.075               --
                                                       2006      1.002          1.046           21,240

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (1/70)..........................................  2008      1.076          0.752               --
                                                       2007      1.052          1.076               --
                                                       2006      1.002          1.052               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (1/70)........................  2008      1.075          0.684               --
                                                       2007      1.057          1.075               --
                                                       2006      1.002          1.057               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (1/70).............................................  2008      1.446          1.101          549,095
                                                       2007      1.416          1.446          585,017
                                                       2006      1.328          1.416          609,028

  MSF MFS(R) Value Subaccount (Class A) (1/70).......  2008      1.464          1.074               --
                                                       2007      1.387          1.464               --
                                                       2006      1.259          1.387               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2008      1.092          0.636               --
                                                       2007      1.048          1.092               --
                                                       2006      0.996          1.048               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (1/70)...................................  2008      1.140          0.648               --
                                                       2007      1.066          1.140               --
                                                       2006      0.998          1.066               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.100          1.121               --
                                                       2006      1.115          1.100           31,887
                                                       2005      1.114          1.115           33,102
                                                       2004      1.044          1.114           28,019
                                                       2003      1.000          1.044               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)......................................  2008      1.143          1.174          203,117
                                                       2007      1.073          1.143          209,921
                                                       2006      1.054          1.073          232,404
                                                       2005      1.049          1.054          243,631
                                                       2004      1.021          1.049          308,873
                                                       2003      1.000          1.021           17,430

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).........................................  2007      2.160          2.335               --
                                                       2006      1.725          2.160               --
                                                       2005      1.568          1.725               --
                                                       2004      1.377          1.568               --
                                                       2003      1.000          1.377               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/03).............................................  2007      2.304          2.457               --
                                                       2006      2.004          2.304            1,801
                                                       2005      1.910          2.004            1,803
                                                       2004      1.544          1.910            1,804
                                                       2003      1.000          1.544               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (3/03).............................................  2006      1.401          1.490               --
                                                       2005      1.314          1.401               --
                                                       2004      1.259          1.314               --
                                                       2003      1.000          1.259               --

  Travelers Equity Income Subaccount (3/03)..........  2006      1.456          1.527               --
                                                       2005      1.421          1.456          132,870
                                                       2004      1.320          1.421           88,852
                                                       2003      1.000          1.320               --

  Travelers Large Cap Subaccount (3/03)..............  2006      1.362          1.402               --
                                                       2005      1.278          1.362            6,853
                                                       2004      1.224          1.278               --
                                                       2003      1.000          1.224               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (9/05)..................................  2006      1.026          1.089               --
                                                       2005      1.000          1.026               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)..................................  2006      1.008          1.010               --
                                                       2005      1.000          1.008               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.037          1.073               --
                                                       2005      1.000          1.037               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (6/05).......................  2006      1.050          1.094               --
                                                       2005      1.000          1.050               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.023          1.042               --
                                                       2005      1.000          1.023               --

  Travelers Managed Income Subaccount (3/03).........  2006      1.044          1.033               --
                                                       2005      1.050          1.044           68,258
                                                       2004      1.042          1.050           17,850
                                                       2003      1.000          1.042           17,850

  Travelers Mercury Large Cap Core Subaccount
  (3/03).............................................  2006      1.514          1.606               --
                                                       2005      1.379          1.514            2,019
                                                       2004      1.214          1.379               --
                                                       2003      1.000          1.214               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (3/03)..  2006      1.489          1.574               --
                                                       2005      1.474          1.489            2,088
                                                       2004      1.318          1.474               --
                                                       2003      1.000          1.318               --

  Travelers MFS(R) Total Return Subaccount (3/03)....  2006      1.288          1.328               --
                                                       2005      1.277          1.288          638,367
                                                       2004      1.168          1.277          315,415
                                                       2003      1.000          1.168           16,637

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.166          1.259               --
                                                       2005      1.118          1.166               --
                                                       2004      1.000          1.118               --

  Travelers Mondrian International Stock Subaccount
  (3/03).............................................  2006      1.613          1.851               --
                                                       2005      1.503          1.613           46,361
                                                       2004      1.324          1.503            8,837
                                                       2003      1.000          1.324               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.372          1.453               --
                                                       2005      1.320          1.372           53,324
                                                       2004      1.212          1.320               --
                                                       2003      1.000          1.212               --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.001          1.052               --
                                                       2005      1.000          1.001               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.109          1.119               --
                                                       2005      1.091          1.109           44,926
                                                       2004      1.000          1.091               --

  Travelers Strategic Equity Subaccount (3/03).......  2006      1.372          1.430               --
                                                       2005      1.372          1.372            4,408
                                                       2004      1.270          1.372               --
                                                       2003      1.000          1.270               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.071          1.232               --
                                                       2005      1.000          1.071               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.980          1.122               --
                                                       2005      1.000          0.980            9,317

  Travelers Van Kampen Enterprise Subaccount (3/03)..  2006      1.321          1.369               --
                                                       2005      1.250          1.321           37,389
                                                       2004      1.228          1.250               --
                                                       2003      1.000          1.228               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class I)
  (3/03).............................................  2008      1.557          1.484               --
                                                       2007      1.358          1.557               --
                                                       2006      1.347          1.358               --
                                                       2005      1.273          1.347               --
                                                       2004      1.213          1.273               --
                                                       2003      1.000          1.213               --




                VINTAGE ACCESS -- SEPARATE ACCOUNT CHARGES 2.05%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (3/03)...................................  2006      1.201          1.254               --
                                                       2005      1.172          1.201               --
                                                       2004      1.076          1.172               --
                                                       2003      1.000          1.076               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/03)...................................  2006      1.234          1.201               --
                                                       2005      1.096          1.234               --
                                                       2004      1.033          1.096               --
                                                       2003      1.000          1.033               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (3/03).............................................  2008      1.757          1.060           39,067
                                                       2007      1.561          1.757           39,549
                                                       2006      1.323          1.561           35,939
                                                       2005      1.184          1.323           35,940
                                                       2004      1.065          1.184               --
                                                       2003      1.000          1.065               --

  American Funds Growth Subaccount (Class 2) (3/03)..  2008      1.556          0.854           80,145
                                                       2007      1.414          1.556           81,188
                                                       2006      1.310          1.414           73,070
                                                       2005      1.150          1.310           73,074
                                                       2004      1.044          1.150               --
                                                       2003      1.000          1.044               --

  American Funds Growth-Income Subaccount (Class 2)
  (3/03).............................................  2008      1.383          0.842           90,352
                                                       2007      1.344          1.383           91,509
                                                       2006      1.191          1.344           82,440
                                                       2005      1.148          1.191           82,451
                                                       2004      1.062          1.148               --
                                                       2003      1.000          1.062               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (3/03)...................  2006      1.435          1.418               --
                                                       2005      1.239          1.435               --
                                                       2004      1.058          1.239               --
                                                       2003      1.000          1.058               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/03).............................................  2006      1.423          1.849               --
                                                       2005      1.355          1.423               --
                                                       2004      1.053          1.355               --
                                                       2003      1.000          1.053               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.297          1.408               --
                                                       2005      1.201          1.297               --
                                                       2004      1.074          1.201               --
                                                       2003      1.000          1.074               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.294          1.440               --
                                                       2005      1.199          1.294               --
                                                       2004      1.067          1.199               --
                                                       2003      1.000          1.067               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (3/03)......................................  2008      1.706          0.959               --
                                                       2007      1.482          1.706               --
                                                       2006      1.355          1.482               --
                                                       2005      1.184          1.355               --
                                                       2004      1.048          1.184               --
                                                       2003      1.000          1.048               --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/03).............................................  2008      1.897          1.122               --
                                                       2007      1.679          1.897               --
                                                       2006      1.525          1.679               --
                                                       2005      1.319          1.525               --
                                                       2004      1.080          1.319               --
                                                       2003      1.000          1.080               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2008      1.213          0.836               --
                                                       2007      1.193          1.213               --
                                                       2006      1.030          1.193               --
                                                       2005      1.000          1.030               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (3/03)........................  2008      1.342          0.756               --
                                                       2007      1.232          1.342               --
                                                       2006      1.157          1.232               --
                                                       2005      1.127          1.157               --
                                                       2004      1.031          1.127               --
                                                       2003      1.000          1.031               --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (3/03)..........................................  2006      1.260          1.462               --
                                                       2005      1.164          1.260               --
                                                       2004      1.055          1.164               --
                                                       2003      1.000          1.055               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      2.615          2.376               --
                                                       2007      2.073          2.615               --
                                                       2006      1.652          2.073               --
                                                       2005      1.323          1.652               --
                                                       2004      1.083          1.323               --
                                                       2003      1.000          1.083               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (3/03)...................................  2008      1.798          1.050               --
                                                       2007      1.590          1.798               --
                                                       2006      1.336          1.590               --
                                                       2005      1.238          1.336               --
                                                       2004      1.066          1.238               --
                                                       2003      1.000          1.066               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.307          1.560               --
                                                       2005      1.226          1.307               --
                                                       2004      1.078          1.226               --
                                                       2003      1.000          1.078               --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (3/03).....................................  2008      1.777          0.977               --
                                                       2007      1.490          1.777               --
                                                       2006      1.342          1.490               --
                                                       2005      1.223          1.342               --
                                                       2004      1.036          1.223               --
                                                       2003      1.000          1.036               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.202          1.344               --
                                                       2005      1.180          1.202               --
                                                       2004      1.048          1.180               --
                                                       2003      1.000          1.048               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (3/03).............................................  2007      1.133          1.204               --
                                                       2006      1.077          1.133               --
                                                       2005      1.034          1.077               --
                                                       2004      1.026          1.034               --
                                                       2003      1.000          1.026               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (3/03).............................................  2008      1.342          0.784           27,433
                                                       2007      1.350          1.342           27,439
                                                       2006      1.267          1.350           27,445
                                                       2005      1.158          1.267           27,451
                                                       2004      1.075          1.158               --
                                                       2003      1.000          1.075               --

  LMPVET Appreciation Subaccount (Class I) (3/03)....  2008      1.378          0.954               --
                                                       2007      1.297          1.378               --
                                                       2006      1.154          1.297               --
                                                       2005      1.129          1.154               --
                                                       2004      1.059          1.129               --
                                                       2003      1.000          1.059               --

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2008      1.273          0.880               --
                                                       2007      1.276          1.273               --

  LMPVET Capital and Income Subaccount (Class II)
  (3/03).............................................  2008      1.229          0.783           19,789
                                                       2007      1.191          1.229           21,699
                                                       2006      1.100          1.191            6,382
                                                       2005      1.077          1.100            6,388
                                                       2004      1.047          1.077               --
                                                       2003      1.000          1.047               --

  LMPVET Capital Subaccount (3/03)...................  2008      1.274          0.722               --
                                                       2007      1.277          1.274               --
                                                       2006      1.147          1.277               --
                                                       2005      1.112          1.147               --
                                                       2004      1.065          1.112               --
                                                       2003      1.000          1.065               --

  LMPVET Dividend Strategy Subaccount (3/03).........  2008      1.248          0.873               --
                                                       2007      1.197          1.248               --
                                                       2006      1.036          1.197               --
                                                       2005      1.059          1.036               --
                                                       2004      1.046          1.059               --
                                                       2003      1.000          1.046               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (3/03)...  2008      1.356          0.831               --
                                                       2007      1.320          1.356               --
                                                       2006      1.170          1.320               --
                                                       2005      1.145          1.170               --
                                                       2004      1.061          1.145               --
                                                       2003      1.000          1.061               --

  LMPVET Fundamental Value Subaccount (Class I)
  (3/03).............................................  2008      1.320          0.820               --
                                                       2007      1.330          1.320               --
                                                       2006      1.163          1.330               --
                                                       2005      1.132          1.163               --
                                                       2004      1.068          1.132               --
                                                       2003      1.000          1.068               --

  LMPVET Global Equity Subaccount (3/03).............  2008      1.400          0.805               --
                                                       2007      1.362          1.400               --
                                                       2006      1.207          1.362               --
                                                       2005      1.156          1.207               --
                                                       2004      1.070          1.156               --
                                                       2003      1.000          1.070               --

  LMPVET Investors Subaccount (Class I) (3/03).......  2008      1.426          0.899               --
                                                       2007      1.401          1.426               --
                                                       2006      1.209          1.401               --
                                                       2005      1.158          1.209               --
                                                       2004      1.071          1.158               --
                                                       2003      1.000          1.071               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (3/03).............................................  2008      1.117          0.686               --
                                                       2007      1.083          1.117               --
                                                       2006      1.056          1.083               --
                                                       2005      1.025          1.056               --
                                                       2004      1.042          1.025               --
                                                       2003      1.000          1.042               --

  LMPVET Mid Cap Core Subaccount (Class I) (3/03)....  2008      1.404          0.890               --
                                                       2007      1.337          1.404               --
                                                       2006      1.189          1.337               --
                                                       2005      1.120          1.189               --
                                                       2004      1.036          1.120               --
                                                       2003      1.000          1.036               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (3/03)............................  2007      1.239          1.257               --
                                                       2006      1.126          1.239               --
                                                       2005      1.110          1.126               --
                                                       2004      1.061          1.110               --
                                                       2003      1.000          1.061               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (3/03).............................................  2008      1.451          0.843               --
                                                       2007      1.346          1.451               --
                                                       2006      1.219          1.346               --
                                                       2005      1.186          1.219               --
                                                       2004      1.051          1.186               --
                                                       2003      1.000          1.051               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2008      1.006          0.777               --
                                                       2007      1.013          1.006               --
                                                       2006      0.993          1.013               --
                                                       2005      0.991          0.993               --
                                                       2004      1.000          0.991               --
                                                       2003      1.000          1.000               --

  LMPVIT Diversified Strategic Income Subaccount
  (3/03).............................................  2008      1.109          0.939               --
                                                       2007      1.110          1.109               --
                                                       2006      1.075          1.110               --
                                                       2005      1.070          1.075               --
                                                       2004      1.023          1.070               --
                                                       2003      1.000          1.023               --

  LMPVIT High Income Subaccount (3/03)...............  2008      1.203          0.825               --
                                                       2007      1.224          1.203               --
                                                       2006      1.126          1.224               --
                                                       2005      1.120          1.126               --
                                                       2004      1.035          1.120               --
                                                       2003      1.000          1.035               --

  LMPVIT Money Market Subaccount (3/03)..............  2008      1.047          1.052               --
                                                       2007      1.018          1.047               --
                                                       2006      0.993          1.018               --
                                                       2005      0.986          0.993               --
                                                       2004      0.998          0.986               --
                                                       2003      1.000          0.998               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (3/03)...................................  2007      1.352          1.441               --
                                                       2006      1.223          1.352               --
                                                       2005      1.190          1.223               --
                                                       2004      1.050          1.190               --
                                                       2003      1.000          1.050               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).........  2007      1.335          1.399               --
                                                       2006      1.154          1.335               --
                                                       2005      1.132          1.154               --
                                                       2004      1.067          1.132               --
                                                       2003      1.000          1.067               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.380          1.432               --
                                                       2006      1.201          1.380               --
                                                       2005      1.188          1.201               --
                                                       2004      1.076          1.188               --
                                                       2003      1.000          1.076               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.529          1.683               --
                                                       2006      1.390          1.529            3,420
                                                       2005      1.311          1.390            3,423
                                                       2004      1.079          1.311               --
                                                       2003      1.000          1.079               --

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (1/70).............................................  2007      1.450          1.518               --
                                                       2006      1.373          1.450               --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2008      1.512          0.929               --
                                                       2007      1.505          1.512               --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/07)..........................................  2008      1.015          0.581               --
                                                       2007      1.216          1.015               --
                                                       2006      1.003          1.216               --

  MIST Dreman Small Cap Value Subaccount (Class A)
  (1/70).............................................  2008      1.156          0.847               --
                                                       2007      1.192          1.156               --
                                                       2006      1.122          1.192               --

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2008      1.609          0.934               --
                                                       2007      1.656          1.609               --
                                                       2006      1.508          1.656               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Janus Forty Subaccount (Class A) (1/70).......  2008      1.852          1.055               --
                                                       2007      1.449          1.852               --
                                                       2006      1.418          1.449               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2008      1.063          0.642               --
                                                       2007      1.203          1.063               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70) *.................................  2008      1.090          0.680               --
                                                       2007      1.073          1.090               --
                                                       2006      1.001          1.073               --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (1/70) *...........................................  2008      1.053          0.632           15,349
                                                       2007      1.069          1.053           16,831
                                                       2006      0.970          1.069               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2008      1.327          0.745               --
                                                       2007      1.210          1.327               --
                                                       2006      1.229          1.210               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2008      1.329          0.800               --
                                                       2007      1.218          1.329               --
                                                       2006      1.231          1.218               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2008      2.379          1.087               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2008      1.929          1.089               --
                                                       2007      1.843          1.929               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2008      1.154          1.055               --
                                                       2007      1.093          1.154               --

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2008      1.400          0.921               --
                                                       2007      1.361          1.400               --
                                                       2006      1.270          1.361               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.104          1.217               --
                                                       2006      1.052          1.104               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2008      1.206          1.054               --
                                                       2007      1.154          1.206               --
                                                       2006      1.117          1.154               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70) *........................................  2008      0.974          0.670               --
                                                       2007      1.026          0.974               --
                                                       2006      1.003          1.026               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2008      1.396          0.742               --
                                                       2007      1.183          1.396               --
                                                       2006      1.216          1.183               --

  MSF BlackRock Bond Income Subaccount (Class E)
  (1/70).............................................  2008      1.081          1.021           41,879
                                                       2007      1.040          1.081           41,879
                                                       2006      1.000          1.040           41,879

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2008      1.156          0.677               --
                                                       2007      1.181          1.156               --
                                                       2006      1.000          1.181               --

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2008      1.240          0.670               --
                                                       2007      1.217          1.240               --
                                                       2006      1.205          1.217               --

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2008      1.278          0.764               --
                                                       2007      1.254          1.278               --
                                                       2006      1.226          1.254               --

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2008      1.234          0.816               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/70)..........................................  2008      1.069          0.624               --
                                                       2007      1.057          1.069               --
                                                       2006      1.002          1.057               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (1/70)...................................  2008      1.075          0.902               --
                                                       2007      1.040          1.075               --
                                                       2006      1.001          1.040               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (1/70)........................  2008      1.074          0.825               --
                                                       2007      1.046          1.074               --
                                                       2006      1.002          1.046               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (1/70)..........................................  2008      1.075          0.751               --
                                                       2007      1.051          1.075               --
                                                       2006      1.002          1.051               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (1/70)........................  2008      1.074          0.683               --
                                                       2007      1.056          1.074               --
                                                       2006      1.002          1.056               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (1/70).............................................  2008      1.299          0.989               --
                                                       2007      1.273          1.299               --
                                                       2006      1.194          1.273               --

  MSF MFS(R) Value Subaccount (Class A) (1/70).......  2008      1.461          1.069               --
                                                       2007      1.385          1.461               --
                                                       2006      1.257          1.385               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2008      1.091          0.635               --
                                                       2007      1.048          1.091               --
                                                       2006      0.996          1.048               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (1/70)...................................  2008      1.139          0.647               --
                                                       2007      1.066          1.139               --
                                                       2006      0.998          1.066               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.068          1.088               --
                                                       2006      1.083          1.068               --
                                                       2005      1.083          1.083               --
                                                       2004      1.015          1.083               --
                                                       2003      1.000          1.015               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)......................................  2008      1.135          1.165            9,378
                                                       2007      1.065          1.135            9,392
                                                       2006      1.047          1.065            9,404
                                                       2005      1.043          1.047            9,418
                                                       2004      1.015          1.043               --
                                                       2003      1.000          1.015               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).........................................  2007      1.714          1.852               --
                                                       2006      1.369          1.714               --
                                                       2005      1.246          1.369               --
                                                       2004      1.094          1.246               --
                                                       2003      1.000          1.094               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/03).............................................  2007      1.608          1.714               --
                                                       2006      1.399          1.608               --
                                                       2005      1.334          1.399               --
                                                       2004      1.079          1.334               --
                                                       2003      1.000          1.079               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (3/03).............................................  2006      1.156          1.229               --
                                                       2005      1.085          1.156               --
                                                       2004      1.040          1.085               --
                                                       2003      1.000          1.040               --

  Travelers Equity Income Subaccount (3/03)..........  2006      1.168          1.226               --
                                                       2005      1.141          1.168               --
                                                       2004      1.060          1.141               --
                                                       2003      1.000          1.060               --

  Travelers Large Cap Subaccount (3/03)..............  2006      1.171          1.205               --
                                                       2005      1.099          1.171               --
                                                       2004      1.053          1.099               --
                                                       2003      1.000          1.053               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (9/05)..................................  2006      1.026          1.089               --
                                                       2005      1.000          1.026               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)..................................  2006      1.008          1.010               --
                                                       2005      1.000          1.008               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.037          1.072               --
                                                       2005      1.000          1.037               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (6/05).......................  2006      1.050          1.093               --
                                                       2005      1.000          1.050               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.023          1.041               --
                                                       2005      1.000          1.023               --

  Travelers Managed Income Subaccount (3/03).........  2006      1.016          1.005               --
                                                       2005      1.023          1.016           41,879
                                                       2004      1.015          1.023               --
                                                       2003      1.000          1.015               --

  Travelers Mercury Large Cap Core Subaccount
  (3/03).............................................  2006      1.295          1.373               --
                                                       2005      1.180          1.295               --
                                                       2004      1.039          1.180               --
                                                       2003      1.000          1.039               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (3/03)..  2006      1.151          1.216               --
                                                       2005      1.140          1.151               --
                                                       2004      1.019          1.140               --
                                                       2003      1.000          1.019               --

  Travelers MFS(R) Total Return Subaccount (3/03)....  2006      1.159          1.194               --
                                                       2005      1.149          1.159               --
                                                       2004      1.052          1.149               --
                                                       2003      1.000          1.052               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.165          1.257               --
                                                       2005      1.117          1.165               --
                                                       2004      1.000          1.117               --

  Travelers Mondrian International Stock Subaccount
  (3/03).............................................  2006      1.314          1.508               --
                                                       2005      1.225          1.314               --
                                                       2004      1.080          1.225               --
                                                       2003      1.000          1.080               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.198          1.270               --
                                                       2005      1.154          1.198               --
                                                       2004      1.060          1.154               --
                                                       2003      1.000          1.060               --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.001          1.052               --
                                                       2005      1.000          1.001               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.108          1.117               --
                                                       2005      1.091          1.108               --
                                                       2004      1.000          1.091               --

  Travelers Strategic Equity Subaccount (3/03).......  2006      1.152          1.201               --
                                                       2005      1.153          1.152               --
                                                       2004      1.067          1.153               --
                                                       2003      1.000          1.067               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.071          1.231               --
                                                       2005      1.000          1.071               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.979          1.122               --
                                                       2005      1.000          0.979               --

  Travelers Van Kampen Enterprise Subaccount (3/03)..  2006      1.112          1.153               --
                                                       2005      1.053          1.112               --
                                                       2004      1.035          1.053               --
                                                       2003      1.000          1.035               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class I)
  (3/03).............................................  2008      1.292          1.231               --
                                                       2007      1.128          1.292               --
                                                       2006      1.119          1.128               --
                                                       2005      1.058          1.119               --
                                                       2004      1.009          1.058               --
                                                       2003      1.000          1.009               --




                VINTAGE ACCESS -- SEPARATE ACCOUNT CHARGES 2.20%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (3/03)...................................  2006      1.458          1.521                --
                                                       2005      1.424          1.458           140,253
                                                       2004      1.309          1.424           362,282
                                                       2003      1.000          1.309           237,514

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/03)...................................  2006      1.419          1.379                --
                                                       2005      1.263          1.419             1,800
                                                       2004      1.192          1.263             1,803
                                                       2003      1.000          1.192                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (3/03).............................................  2008      2.245          1.353           523,274
                                                       2007      1.998          2.245           657,192
                                                       2006      1.696          1.998           864,535
                                                       2005      1.520          1.696           811,619
                                                       2004      1.369          1.520           533,744
                                                       2003      1.000          1.369           205,814

  American Funds Growth Subaccount (Class 2) (3/03)..  2008      1.996          1.094         1,602,470
                                                       2007      1.816          1.996         2,034,360
                                                       2006      1.684          1.816         2,635,966
                                                       2005      1.482          1.684         2,784,245
                                                       2004      1.346          1.482         1,629,015
                                                       2003      1.000          1.346           866,521

  American Funds Growth-Income Subaccount (Class 2)
  (3/03).............................................  2008      1.705          1.037         1,317,921
                                                       2007      1.659          1.705         1,810,683
                                                       2006      1.472          1.659         2,313,920
                                                       2005      1.422          1.472         2,631,106
                                                       2004      1.317          1.422         2,411,470
                                                       2003      1.000          1.317         1,601,516

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (3/03)...................  2006      1.670          1.649                --
                                                       2005      1.444          1.670            44,279
                                                       2004      1.235          1.444                --
                                                       2003      1.000          1.235                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/03).............................................  2006      1.748          2.267                --
                                                       2005      1.667          1.748            88,913
                                                       2004      1.297          1.667                --
                                                       2003      1.000          1.297                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.293          1.403                --
                                                       2005      1.199          1.293           586,777
                                                       2004      1.073          1.199             5,451
                                                       2003      1.000          1.073                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.290          1.435                --
                                                       2005      1.197          1.290           261,267
                                                       2004      1.067          1.197            25,758
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (3/03)......................................  2008      2.079          1.167           189,706
                                                       2007      1.809          2.079           187,598
                                                       2006      1.657          1.809           274,843
                                                       2005      1.450          1.657           298,383
                                                       2004      1.285          1.450           235,064
                                                       2003      1.000          1.285           183,952

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/03).............................................  2008      2.512          1.484           158,028
                                                       2007      2.227          2.512           214,684
                                                       2006      2.025          2.227           305,129
                                                       2005      1.754          2.025           330,684
                                                       2004      1.438          1.754           130,123
                                                       2003      1.000          1.438           103,075

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2008      1.208          0.831            13,329
                                                       2007      1.190          1.208            13,321
                                                       2006      1.029          1.190            46,675
                                                       2005      1.000          1.029            56,165

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (3/03)........................  2008      1.802          1.014           140,330
                                                       2007      1.656          1.802           153,135
                                                       2006      1.558          1.656           255,628
                                                       2005      1.520          1.558           493,679
                                                       2004      1.393          1.520           531,243
                                                       2003      1.000          1.393           463,523

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (3/03)..........................................  2006      1.501          1.739                --
                                                       2005      1.388          1.501         1,239,537
                                                       2004      1.260          1.388           611,462
                                                       2003      1.000          1.260           444,937

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.458          3.140                --
                                                       2007      2.745          3.458            75,746
                                                       2006      2.191          2.745           141,959
                                                       2005      1.757          2.191           184,860
                                                       2004      1.440          1.757            41,295
                                                       2003      1.000          1.440            15,709

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (3/03)...................................  2008      2.352          1.372           180,428
                                                       2007      2.083          2.352           219,901
                                                       2006      1.753          2.083           290,183
                                                       2005      1.627          1.753           471,856
                                                       2004      1.403          1.627           281,288
                                                       2003      1.000          1.403           172,058

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.666          1.985                --
                                                       2005      1.564          1.666           355,765
                                                       2004      1.378          1.564             7,737
                                                       2003      1.000          1.378                --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (3/03).....................................  2008      2.240          1.230            13,215
                                                       2007      1.881          2.240            13,379
                                                       2006      1.697          1.881            13,379
                                                       2005      1.548          1.697            21,382
                                                       2004      1.314          1.548            19,003
                                                       2003      1.000          1.314            12,929

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.519          1.696                --
                                                       2005      1.493          1.519           122,253
                                                       2004      1.329          1.493            53,933
                                                       2003      1.000          1.329            42,618

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (3/03).............................................  2007      1.443          1.533                --
                                                       2006      1.374          1.443                --
                                                       2005      1.321          1.374             2,392
                                                       2004      1.313          1.321             2,533
                                                       2003      1.000          1.313                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (3/03).............................................  2008      1.611          0.939           242,389
                                                       2007      1.623          1.611           261,241
                                                       2006      1.525          1.623           377,733
                                                       2005      1.396          1.525           573,307
                                                       2004      1.298          1.396           792,403
                                                       2003      1.000          1.298           474,395

  LMPVET Appreciation Subaccount (Class I) (3/03)....  2008      1.579          1.092           263,188
                                                       2007      1.488          1.579           372,808
                                                       2006      1.325          1.488           485,039
                                                       2005      1.299          1.325           542,992
                                                       2004      1.221          1.299           469,941
                                                       2003      1.000          1.221           296,363

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2008      1.508          1.041           122,964
                                                       2007      1.512          1.508           217,116

  LMPVET Capital and Income Subaccount (Class II)
  (3/03).............................................  2008      1.386          0.882         1,449,637
                                                       2007      1.345          1.386         2,375,429
                                                       2006      1.244          1.345         2,778,945
                                                       2005      1.220          1.244         3,298,494
                                                       2004      1.187          1.220         3,238,933
                                                       2003      1.000          1.187         1,525,326

  LMPVET Capital Subaccount (3/03)...................  2008      1.525          0.863         1,692,473
                                                       2007      1.531          1.525         2,391,171
                                                       2006      1.377          1.531         3,842,183
                                                       2005      1.338          1.377         4,842,584
                                                       2004      1.282          1.338         5,278,165
                                                       2003      1.000          1.282         2,498,984

  LMPVET Dividend Strategy Subaccount (3/03).........  2008      1.438          1.005            47,900
                                                       2007      1.381          1.438            69,476
                                                       2006      1.197          1.381            82,618
                                                       2005      1.226          1.197           119,865
                                                       2004      1.212          1.226            97,835
                                                       2003      1.000          1.212            55,974

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (3/03)...  2008      1.602          0.979           175,078
                                                       2007      1.561          1.602           201,922
                                                       2006      1.386          1.561           251,119
                                                       2005      1.359          1.386           338,029
                                                       2004      1.260          1.359           253,471
                                                       2003      1.000          1.260           180,603

  LMPVET Fundamental Value Subaccount (Class I)
  (3/03).............................................  2008      1.726          1.071           311,794
                                                       2007      1.742          1.726           336,611
                                                       2006      1.525          1.742           467,529
                                                       2005      1.487          1.525           545,135
                                                       2004      1.405          1.487           643,473
                                                       2003      1.000          1.405           232,202

  LMPVET Global Equity Subaccount (3/03).............  2008      1.697          0.974           661,476
                                                       2007      1.654          1.697           741,668
                                                       2006      1.468          1.654           786,661
                                                       2005      1.408          1.468           850,723
                                                       2004      1.306          1.408           657,738
                                                       2003      1.000          1.306           191,942

  LMPVET Investors Subaccount (Class I) (3/03).......  2008      1.752          1.103            47,341
                                                       2007      1.724          1.752            48,135
                                                       2006      1.490          1.724            53,833
                                                       2005      1.430          1.490            54,139
                                                       2004      1.324          1.430            46,349
                                                       2003      1.000          1.324            52,094

  LMPVET Large Cap Growth Subaccount (Class I)
  (3/03).............................................  2008      1.470          0.902            86,211
                                                       2007      1.427          1.470            86,484
                                                       2006      1.395          1.427            94,925
                                                       2005      1.355          1.395           209,520
                                                       2004      1.380          1.355           270,620
                                                       2003      1.000          1.380           218,751

  LMPVET Mid Cap Core Subaccount (Class I) (3/03)....  2008      1.745          1.105           191,284
                                                       2007      1.665          1.745           240,719
                                                       2006      1.482          1.665           303,725
                                                       2005      1.399          1.482           265,708
                                                       2004      1.295          1.399           451,845
                                                       2003      1.000          1.295            96,452

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (3/03)............................  2007      1.470          1.490                --
                                                       2006      1.338          1.470           281,611
                                                       2005      1.321          1.338           311,783
                                                       2004      1.265          1.321           339,788
                                                       2003      1.000          1.265           115,550

  LMPVET Small Cap Growth Subaccount (Class I)
  (3/03).............................................  2008      2.095          1.215           111,473
                                                       2007      1.947          2.095           155,073
                                                       2006      1.765          1.947           134,313
                                                       2005      1.720          1.765           115,598
                                                       2004      1.527          1.720           102,831
                                                       2003      1.000          1.527            92,834

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2008      0.998          0.769            46,493
                                                       2007      1.006          0.998            93,410
                                                       2006      0.988          1.006           127,075
                                                       2005      0.987          0.988           168,054
                                                       2004      0.997          0.987           439,234
                                                       2003      1.000          0.997           177,825

  LMPVIT Diversified Strategic Income Subaccount
  (3/03).............................................  2008      1.157          0.978           184,366
                                                       2007      1.160          1.157           276,692
                                                       2006      1.125          1.160           348,481
                                                       2005      1.121          1.125           359,665
                                                       2004      1.074          1.121           315,679
                                                       2003      1.000          1.074           260,925

  LMPVIT High Income Subaccount (3/03)...............  2008      1.366          0.935           189,132
                                                       2007      1.392          1.366           227,429
                                                       2006      1.282          1.392           463,428
                                                       2005      1.277          1.282           557,631
                                                       2004      1.182          1.277           624,970
                                                       2003      1.000          1.182           282,311

  LMPVIT Money Market Subaccount (3/03)..............  2008      1.030          1.034         1,433,574
                                                       2007      1.003          1.030           649,903
                                                       2006      0.980          1.003           443,433
                                                       2005      0.975          0.980           392,876
                                                       2004      0.988          0.975           640,242
                                                       2003      1.000          0.988         1,362,492

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (3/03)...................................  2007      1.839          1.958                --
                                                       2006      1.665          1.839            73,565
                                                       2005      1.622          1.665            28,590
                                                       2004      1.434          1.622            26,277
                                                       2003      1.000          1.434            19,260

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).........  2007      1.747          1.829                --
                                                       2006      1.512          1.747            17,123
                                                       2005      1.485          1.512            37,708
                                                       2004      1.402          1.485           156,587
                                                       2003      1.000          1.402           153,511

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.581          1.640                --
                                                       2006      1.378          1.581           371,086
                                                       2005      1.364          1.378           511,924
                                                       2004      1.238          1.364           289,652
                                                       2003      1.000          1.238           132,649

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.767          1.944                --
                                                       2006      1.610          1.767         1,130,430
                                                       2005      1.520          1.610         1,169,872
                                                       2004      1.253          1.520           297,705
                                                       2003      1.000          1.253           224,172

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (1/70).............................................  2007      1.683          1.761                --
                                                       2006      1.596          1.683           879,277

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2008      1.753          1.075           614,747
                                                       2007      1.747          1.753           659,686

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/07)..........................................  2008      1.013          0.579           132,783
                                                       2007      1.215          1.013           141,637
                                                       2006      1.003          1.215           209,049

  MIST Dreman Small Cap Value Subaccount (Class A)
  (1/70).............................................  2008      1.152          0.843            30,642
                                                       2007      1.190          1.152            33,093
                                                       2006      1.120          1.190            13,637

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2008      1.958          1.135            73,105
                                                       2007      2.019          1.958           128,922
                                                       2006      1.839          2.019           119,573

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Janus Forty Subaccount (Class A) (1/70).......  2008      2.149          1.222            65,646
                                                       2007      1.684          2.149            65,283
                                                       2006      1.649          1.684            87,457

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2008      1.059          0.639            19,292
                                                       2007      1.200          1.059            20,307

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70) *.................................  2008      1.087          0.677           872,397
                                                       2007      1.072          1.087         1,318,709
                                                       2006      1.001          1.072         1,109,321

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (1/70) *...........................................  2008      1.051          0.629         1,275,701
                                                       2007      1.068          1.051         1,423,824
                                                       2006      0.970          1.068            23,129

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2008      1.594          0.895               515
                                                       2007      1.457          1.594            11,819
                                                       2006      1.480          1.457            61,682

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2008      1.324          0.795             8,875
                                                       2007      1.215          1.324             7,611
                                                       2006      1.229          1.215             8,360

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2008      3.144          1.434            47,708

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2008      2.410          1.358            34,462
                                                       2007      2.304          2.410            38,143

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2008      1.178          1.076           361,394
                                                       2007      1.117          1.178           449,460

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2008      1.589          1.044            77,150
                                                       2007      1.547          1.589            79,203
                                                       2006      1.445          1.547            79,296

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.101          1.213                --
                                                       2006      1.051          1.101            21,269

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2008      1.199          1.047           356,372
                                                       2007      1.149          1.199           394,877
                                                       2006      1.114          1.149           475,005

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70) *........................................  2008      0.972          0.667           408,529
                                                       2007      1.025          0.972           526,114
                                                       2006      1.003          1.025           554,243

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2008      1.791          0.951            39,530
                                                       2007      1.521          1.791            32,066
                                                       2006      1.564          1.521            17,371

  MSF BlackRock Bond Income Subaccount (Class E)
  (1/70).............................................  2008      1.101          1.039           179,617
                                                       2007      1.061          1.101           232,395
                                                       2006      1.000          1.061           322,815

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2008      1.362          0.796             1,786
                                                       2007      1.393          1.362             1,788
                                                       2006      1.000          1.393             8,679

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2008      1.430          0.772           114,736
                                                       2007      1.406          1.430           143,979
                                                       2006      1.393          1.406           160,770

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2008      1.579          0.942            90,378
                                                       2007      1.551          1.579           311,173
                                                       2006      1.518          1.551           392,843

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2008      1.472          0.972             5,484

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/70)..........................................  2008      1.067          0.621                --
                                                       2007      1.056          1.067                --
                                                       2006      1.002          1.056                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (1/70)...................................  2008      1.072          0.898            81,818
                                                       2007      1.038          1.072                --
                                                       2006      1.001          1.038                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (1/70)........................  2008      1.071          0.822           175,786
                                                       2007      1.045          1.071           214,510
                                                       2006      1.002          1.045           226,603

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (1/70)..........................................  2008      1.072          0.748           607,552
                                                       2007      1.050          1.072           110,983
                                                       2006      1.002          1.050           400,365

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (1/70)........................  2008      1.072          0.680            56,451
                                                       2007      1.055          1.072            15,750
                                                       2006      1.002          1.055           267,079

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (1/70).............................................  2008      1.432          1.088           712,108
                                                       2007      1.405          1.432         1,086,729
                                                       2006      1.320          1.405         1,563,036

  MSF MFS(R) Value Subaccount (Class A) (1/70).......  2008      1.453          1.052                --
                                                       2007      1.380          1.453           150,747
                                                       2006      1.254          1.380            94,337

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2008      1.088          0.633           823,186
                                                       2007      1.047          1.088           956,424
                                                       2006      0.996          1.047         1,506,577

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (1/70)...................................  2008      1.136          0.645             2,532
                                                       2007      1.064          1.136             2,535
                                                       2006      0.998          1.064             2,538

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.092          1.112                --
                                                       2006      1.109          1.092           373,655
                                                       2005      1.110          1.109           417,778
                                                       2004      1.042          1.110           367,544
                                                       2003      1.000          1.042           113,385

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)......................................  2008      1.132          1.161         1,129,872
                                                       2007      1.064          1.132         1,339,136
                                                       2006      1.048          1.064         1,671,139
                                                       2005      1.046          1.048         1,914,461
                                                       2004      1.019          1.046         1,945,063
                                                       2003      1.000          1.019         1,312,100

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).........................................  2007      2.144          2.316                --
                                                       2006      1.716          2.144            70,497
                                                       2005      1.563          1.716            47,285
                                                       2004      1.375          1.563            47,541
                                                       2003      1.000          1.375            94,637

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/03).............................................  2007      2.286          2.437                --
                                                       2006      1.993          2.286           146,899
                                                       2005      1.903          1.993           120,299
                                                       2004      1.541          1.903           101,682
                                                       2003      1.000          1.541            74,439

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (3/03).............................................  2006      1.393          1.480                --
                                                       2005      1.309          1.393            79,708
                                                       2004      1.257          1.309            83,744
                                                       2003      1.000          1.257            87,325

  Travelers Equity Income Subaccount (3/03)..........  2006      1.448          1.518                --
                                                       2005      1.416          1.448           444,594
                                                       2004      1.318          1.416           219,694
                                                       2003      1.000          1.318           126,336

  Travelers Large Cap Subaccount (3/03)..............  2006      1.354          1.393                --
                                                       2005      1.274          1.354           111,115
                                                       2004      1.222          1.274            81,402
                                                       2003      1.000          1.222            13,476

  Travelers Managed Allocation Series: Aggressive
  Subaccount (9/05)..................................  2006      1.025          1.088                --
                                                       2005      1.000          1.025                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)..................................  2006      1.007          1.009                --
                                                       2005      1.000          1.007                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.036          1.071                --
                                                       2005      1.000          1.036           262,955

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (6/05).......................  2006      1.049          1.092                --
                                                       2005      1.000          1.049           249,318

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.022          1.040                --
                                                       2005      1.000          1.022           159,528

  Travelers Managed Income Subaccount (3/03).........  2006      1.038          1.026                --
                                                       2005      1.047          1.038           462,614
                                                       2004      1.040          1.047           526,259
                                                       2003      1.000          1.040           400,369

  Travelers Mercury Large Cap Core Subaccount
  (3/03).............................................  2006      1.506          1.596                --
                                                       2005      1.374          1.506           854,085
                                                       2004      1.212          1.374            26,955
                                                       2003      1.000          1.212            25,929

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (3/03)..  2006      1.481          1.564                --
                                                       2005      1.469          1.481            19,350
                                                       2004      1.316          1.469                --
                                                       2003      1.000          1.316                --

  Travelers MFS(R) Total Return Subaccount (3/03)....  2006      1.281          1.320                --
                                                       2005      1.272          1.281         1,869,005
                                                       2004      1.167          1.272         1,202,054
                                                       2003      1.000          1.167           861,319

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.163          1.254                --
                                                       2005      1.116          1.163           407,188
                                                       2004      1.000          1.116            44,093

  Travelers Mondrian International Stock Subaccount
  (3/03).............................................  2006      1.604          1.839                --
                                                       2005      1.497          1.604           141,407
                                                       2004      1.322          1.497           105,467
                                                       2003      1.000          1.322            43,023

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.364          1.445                --
                                                       2005      1.316          1.364            29,935
                                                       2004      1.210          1.316            42,752
                                                       2003      1.000          1.210            19,456

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.000          1.051                --
                                                       2005      1.000          1.000                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.105          1.114                --
                                                       2005      1.090          1.105           387,357
                                                       2004      1.000          1.090           182,047

  Travelers Strategic Equity Subaccount (3/03).......  2006      1.365          1.421                --
                                                       2005      1.367          1.365            92,832
                                                       2004      1.268          1.367            90,905
                                                       2003      1.000          1.268            15,532

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.070          1.229                --
                                                       2005      1.000          1.070             5,294

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.979          1.120                --
                                                       2005      1.000          0.979                --

  Travelers Van Kampen Enterprise Subaccount (3/03)..  2006      1.314          1.361                --
                                                       2005      1.246          1.314             8,681
                                                       2004      1.226          1.246             9,636
                                                       2003      1.000          1.226             9,148

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class I)
  (3/03).............................................  2008      1.542          1.469                --
                                                       2007      1.348          1.542            34,367
                                                       2006      1.339          1.348            41,140
                                                       2005      1.269          1.339           375,080
                                                       2004      1.211          1.269           364,551
                                                       2003      1.000          1.211           311,266




                VINTAGE ACCESS -- SEPARATE ACCOUNT CHARGES 2.25%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (3/03)...................................  2006      1.196          1.248              --
                                                       2005      1.170          1.196              --
                                                       2004      1.075          1.170              --
                                                       2003      1.000          1.075              --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/03)...................................  2006      1.229          1.194              --
                                                       2005      1.094          1.229              --
                                                       2004      1.033          1.094              --
                                                       2003      1.000          1.033              --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (3/03).............................................  2008      1.742          1.049              --
                                                       2007      1.552          1.742              --
                                                       2006      1.318          1.552              --
                                                       2005      1.181          1.318              --
                                                       2004      1.065          1.181              --
                                                       2003      1.000          1.065              --

  American Funds Growth Subaccount (Class 2) (3/03)..  2008      1.544          0.846              --
                                                       2007      1.405          1.544              --
                                                       2006      1.304          1.405              --
                                                       2005      1.148          1.304              --
                                                       2004      1.043          1.148              --
                                                       2003      1.000          1.043              --

  American Funds Growth-Income Subaccount (Class 2)
  (3/03).............................................  2008      1.372          0.834              --
                                                       2007      1.336          1.372              --
                                                       2006      1.186          1.336              --
                                                       2005      1.146          1.186              --
                                                       2004      1.062          1.146              --
                                                       2003      1.000          1.062              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (3/03)...................  2006      1.429          1.411              --
                                                       2005      1.236          1.429              --
                                                       2004      1.058          1.236              --
                                                       2003      1.000          1.058              --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/03).............................................  2006      1.417          1.838              --
                                                       2005      1.352          1.417           4,502
                                                       2004      1.052          1.352              --
                                                       2003      1.000          1.052              --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.291          1.401              --
                                                       2005      1.199          1.291              --
                                                       2004      1.073          1.199              --
                                                       2003      1.000          1.073              --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.289          1.433              --
                                                       2005      1.197          1.289              --
                                                       2004      1.067          1.197              --
                                                       2003      1.000          1.067              --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (3/03)......................................  2008      1.692          0.949              --
                                                       2007      1.473          1.692              --
                                                       2006      1.350          1.473              --
                                                       2005      1.181          1.350              --
                                                       2004      1.047          1.181              --
                                                       2003      1.000          1.047              --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/03).............................................  2008      1.881          1.111              --
                                                       2007      1.669          1.881              --
                                                       2006      1.518          1.669              --
                                                       2005      1.316          1.518              --
                                                       2004      1.079          1.316              --
                                                       2003      1.000          1.079              --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2008      1.206          0.830              --
                                                       2007      1.189          1.206              --
                                                       2006      1.028          1.189              --
                                                       2005      1.000          1.028              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (3/03)........................  2008      1.331          0.748              --
                                                       2007      1.224          1.331              --
                                                       2006      1.152          1.224              --
                                                       2005      1.124          1.152              --
                                                       2004      1.031          1.124              --
                                                       2003      1.000          1.031              --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (3/03)..........................................  2006      1.255          1.453              --
                                                       2005      1.161          1.255              --
                                                       2004      1.054          1.161              --
                                                       2003      1.000          1.054              --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      2.594          2.355              --
                                                       2007      2.060          2.594              --
                                                       2006      1.645          2.060              --
                                                       2005      1.320          1.645              --
                                                       2004      1.082          1.320              --
                                                       2003      1.000          1.082              --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (3/03)...................................  2008      1.783          1.040              --
                                                       2007      1.580          1.783              --
                                                       2006      1.331          1.580              --
                                                       2005      1.235          1.331              --
                                                       2004      1.066          1.235              --
                                                       2003      1.000          1.066              --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.302          1.550              --
                                                       2005      1.223          1.302              --
                                                       2004      1.078          1.223              --
                                                       2003      1.000          1.078              --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (3/03).....................................  2008      1.762          0.967              --
                                                       2007      1.481          1.762              --
                                                       2006      1.337          1.481              --
                                                       2005      1.220          1.337              --
                                                       2004      1.036          1.220              --
                                                       2003      1.000          1.036              --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.197          1.336              --
                                                       2005      1.177          1.197              --
                                                       2004      1.048          1.177              --
                                                       2003      1.000          1.048              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (3/03).............................................  2007      1.126          1.196              --
                                                       2006      1.072          1.126              --
                                                       2005      1.032          1.072              --
                                                       2004      1.026          1.032              --
                                                       2003      1.000          1.026              --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (3/03).............................................  2008      1.331          0.776              --
                                                       2007      1.342          1.331              --
                                                       2006      1.261          1.342              --
                                                       2005      1.155          1.261              --
                                                       2004      1.075          1.155              --
                                                       2003      1.000          1.075              --

  LMPVET Appreciation Subaccount (Class I) (3/03)....  2008      1.367          0.945              --
                                                       2007      1.289          1.367              --
                                                       2006      1.149          1.289              --
                                                       2005      1.126          1.149              --
                                                       2004      1.059          1.126              --
                                                       2003      1.000          1.059              --

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2008      1.262          0.871              --
                                                       2007      1.266          1.262              --

  LMPVET Capital and Income Subaccount (Class II)
  (3/03).............................................  2008      1.219          0.775              --
                                                       2007      1.183          1.219              --
                                                       2006      1.095          1.183              --
                                                       2005      1.074          1.095              --
                                                       2004      1.046          1.074              --
                                                       2003      1.000          1.046              --

  LMPVET Capital Subaccount (3/03)...................  2008      1.263          0.715              --
                                                       2007      1.269          1.263              --
                                                       2006      1.142          1.269              --
                                                       2005      1.110          1.142              --
                                                       2004      1.064          1.110              --
                                                       2003      1.000          1.064              --

  LMPVET Dividend Strategy Subaccount (3/03).........  2008      1.238          0.864              --
                                                       2007      1.189          1.238              --
                                                       2006      1.031          1.189              --
                                                       2005      1.057          1.031              --
                                                       2004      1.045          1.057              --
                                                       2003      1.000          1.045              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (3/03)...  2008      1.345          0.822              --
                                                       2007      1.311          1.345              --
                                                       2006      1.165          1.311              --
                                                       2005      1.143          1.165              --
                                                       2004      1.060          1.143              --
                                                       2003      1.000          1.060              --

  LMPVET Fundamental Value Subaccount (Class I)
  (3/03).............................................  2008      1.309          0.812              --
                                                       2007      1.322          1.309              --
                                                       2006      1.158          1.322              --
                                                       2005      1.130          1.158              --
                                                       2004      1.068          1.130              --
                                                       2003      1.000          1.068              --

  LMPVET Global Equity Subaccount (3/03).............  2008      1.389          0.797              --
                                                       2007      1.354          1.389              --
                                                       2006      1.202          1.354              --
                                                       2005      1.154          1.202              --
                                                       2004      1.070          1.154              --
                                                       2003      1.000          1.070              --

  LMPVET Investors Subaccount (Class I) (3/03).......  2008      1.414          0.890              --
                                                       2007      1.392          1.414              --
                                                       2006      1.204          1.392              --
                                                       2005      1.156          1.204              --
                                                       2004      1.071          1.156              --
                                                       2003      1.000          1.071              --

  LMPVET Large Cap Growth Subaccount (Class I)
  (3/03).............................................  2008      1.108          0.679              --
                                                       2007      1.076          1.108              --
                                                       2006      1.052          1.076              --
                                                       2005      1.022          1.052              --
                                                       2004      1.042          1.022              --
                                                       2003      1.000          1.042              --

  LMPVET Mid Cap Core Subaccount (Class I) (3/03)....  2008      1.392          0.881              --
                                                       2007      1.329          1.392              --
                                                       2006      1.184          1.329              --
                                                       2005      1.118          1.184              --
                                                       2004      1.035          1.118              --
                                                       2003      1.000          1.035              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (3/03)............................  2007      1.231          1.247              --
                                                       2006      1.121          1.231              --
                                                       2005      1.107          1.121              --
                                                       2004      1.061          1.107              --
                                                       2003      1.000          1.061              --

  LMPVET Small Cap Growth Subaccount (Class I)
  (3/03).............................................  2008      1.439          0.834              --
                                                       2007      1.338          1.439              --
                                                       2006      1.213          1.338              --
                                                       2005      1.183          1.213              --
                                                       2004      1.051          1.183              --
                                                       2003      1.000          1.051              --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2008      0.998          0.769              --
                                                       2007      1.007          0.998              --
                                                       2006      0.989          1.007              --
                                                       2005      0.988          0.989              --
                                                       2004      0.999          0.988              --
                                                       2003      1.000          0.999              --

  LMPVIT Diversified Strategic Income Subaccount
  (3/03).............................................  2008      1.100          0.929              --
                                                       2007      1.103          1.100              --
                                                       2006      1.071          1.103              --
                                                       2005      1.068          1.071              --
                                                       2004      1.023          1.068              --
                                                       2003      1.000          1.023              --

  LMPVIT High Income Subaccount (3/03)...............  2008      1.193          0.817              --
                                                       2007      1.217          1.193              --
                                                       2006      1.121          1.217              --
                                                       2005      1.117          1.121           5,612
                                                       2004      1.035          1.117              --
                                                       2003      1.000          1.035              --

  LMPVIT Money Market Subaccount (3/03)..............  2008      1.038          1.041              --
                                                       2007      1.012          1.038              --
                                                       2006      0.989          1.012              --
                                                       2005      0.984          0.989              --
                                                       2004      0.998          0.984              --
                                                       2003      1.000          0.998              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (3/03)...................................  2007      1.344          1.431              --
                                                       2006      1.217          1.344              --
                                                       2005      1.187          1.217              --
                                                       2004      1.050          1.187              --
                                                       2003      1.000          1.050              --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).........  2007      1.327          1.389              --
                                                       2006      1.149          1.327              --
                                                       2005      1.129          1.149              --
                                                       2004      1.066          1.129              --
                                                       2003      1.000          1.066              --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.372          1.423              --
                                                       2006      1.196          1.372              --
                                                       2005      1.185          1.196              --
                                                       2004      1.076          1.185              --
                                                       2003      1.000          1.076              --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.519          1.671              --
                                                       2006      1.384          1.519              --
                                                       2005      1.308          1.384              --
                                                       2004      1.079          1.308              --
                                                       2003      1.000          1.079              --

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (1/70).............................................  2007      1.440          1.507              --
                                                       2006      1.366          1.440              --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2008      1.499          0.919              --
                                                       2007      1.495          1.499              --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/07)..........................................  2008      1.012          0.578              --
                                                       2007      1.215          1.012              --
                                                       2006      1.003          1.215              --

  MIST Dreman Small Cap Value Subaccount (Class A)
  (1/70).............................................  2008      1.151          0.841              --
                                                       2007      1.189          1.151              --
                                                       2006      1.120          1.189              --

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2008      1.596          0.925              --
                                                       2007      1.646          1.596              --
                                                       2006      1.500          1.646              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Janus Forty Subaccount (Class A) (1/70).......  2008      1.837          1.044              --
                                                       2007      1.440          1.837              --
                                                       2006      1.411          1.440              --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2008      1.058          0.638              --
                                                       2007      1.199          1.058              --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70) *.................................  2008      1.086          0.676              --
                                                       2007      1.071          1.086              --
                                                       2006      1.001          1.071              --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (1/70) *...........................................  2008      1.050          0.628              --
                                                       2007      1.067          1.050              --
                                                       2006      0.970          1.067              --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2008      1.316          0.738              --
                                                       2007      1.202          1.316              --
                                                       2006      1.223          1.202              --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2008      1.323          0.794              --
                                                       2007      1.214          1.323              --
                                                       2006      1.229          1.214              --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2008      2.358          1.075              --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2008      1.913          1.078              --
                                                       2007      1.830          1.913              --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2008      1.144          1.044              --
                                                       2007      1.085          1.144              --

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2008      1.388          0.912              --
                                                       2007      1.353          1.388              --
                                                       2006      1.263          1.353              --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.101          1.212              --
                                                       2006      1.050          1.101              --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2008      1.197          1.044              --
                                                       2007      1.148          1.197              --
                                                       2006      1.113          1.148              --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70) *........................................  2008      0.971          0.666              --
                                                       2007      1.024          0.971              --
                                                       2006      1.003          1.024              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2008      1.384          0.734              --
                                                       2007      1.176          1.384              --
                                                       2006      1.210          1.176              --

  MSF BlackRock Bond Income Subaccount (Class E)
  (1/70).............................................  2008      1.072          1.011              --
                                                       2007      1.033          1.072              --
                                                       2006      1.000          1.033              --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2008      1.147          0.670              --
                                                       2007      1.174          1.147              --
                                                       2006      1.000          1.174              --

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2008      1.229          0.663              --
                                                       2007      1.210          1.229              --
                                                       2006      1.199          1.210              --

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2008      1.268          0.756              --
                                                       2007      1.246          1.268              --
                                                       2006      1.220          1.246              --

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2008      1.223          0.808              --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/70)..........................................  2008      1.066          0.621              --
                                                       2007      1.056          1.066              --
                                                       2006      1.002          1.056              --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (1/70)...................................  2008      1.071          0.897              --
                                                       2007      1.038          1.071              --
                                                       2006      1.001          1.038              --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (1/70)........................  2008      1.070          0.821              --
                                                       2007      1.045          1.070              --
                                                       2006      1.002          1.045              --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (1/70)..........................................  2008      1.071          0.747              --
                                                       2007      1.050          1.071              --
                                                       2006      1.002          1.050              --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (1/70)........................  2008      1.071          0.679              --
                                                       2007      1.055          1.071              --
                                                       2006      1.002          1.055              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (1/70).............................................  2008      1.288          0.978              --
                                                       2007      1.265          1.288              --
                                                       2006      1.188          1.265              --

  MSF MFS(R) Value Subaccount (Class A) (1/70).......  2008      1.450          1.047              --
                                                       2007      1.378          1.450              --
                                                       2006      1.252          1.378              --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2008      1.087          0.632              --
                                                       2007      1.046          1.087              --
                                                       2006      0.996          1.046              --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (1/70)...................................  2008      1.136          0.644              --
                                                       2007      1.064          1.136              --
                                                       2006      0.998          1.064              --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.062          1.081              --
                                                       2006      1.078          1.062              --
                                                       2005      1.080          1.078              --
                                                       2004      1.014          1.080              --
                                                       2003      1.000          1.014              --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)......................................  2008      1.126          1.153              --
                                                       2007      1.058          1.126              --
                                                       2006      1.043          1.058              --
                                                       2005      1.041          1.043              --
                                                       2004      1.015          1.041              --
                                                       2003      1.000          1.015              --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).........................................  2007      1.703          1.840              --
                                                       2006      1.364          1.703              --
                                                       2005      1.243          1.364              --
                                                       2004      1.094          1.243              --
                                                       2003      1.000          1.094              --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/03).............................................  2007      1.598          1.702              --
                                                       2006      1.393          1.598              --
                                                       2005      1.331          1.393              --
                                                       2004      1.078          1.331              --
                                                       2003      1.000          1.078              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (3/03).............................................  2006      1.151          1.223              --
                                                       2005      1.082          1.151              --
                                                       2004      1.039          1.082              --
                                                       2003      1.000          1.039              --

  Travelers Equity Income Subaccount (3/03)..........  2006      1.163          1.220              --
                                                       2005      1.139          1.163              --
                                                       2004      1.060          1.139              --
                                                       2003      1.000          1.060              --

  Travelers Large Cap Subaccount (3/03)..............  2006      1.166          1.199              --
                                                       2005      1.097          1.166              --
                                                       2004      1.053          1.097              --
                                                       2003      1.000          1.053              --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (9/05)..................................  2006      1.025          1.088              --
                                                       2005      1.000          1.025              --

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)..................................  2006      1.007          1.008              --
                                                       2005      1.000          1.007              --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.036          1.071              --
                                                       2005      1.000          1.036              --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (6/05).......................  2006      1.049          1.092              --
                                                       2005      1.000          1.049              --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.022          1.040              --
                                                       2005      1.000          1.022              --

  Travelers Managed Income Subaccount (3/03).........  2006      1.012          1.000              --
                                                       2005      1.021          1.012              --
                                                       2004      1.015          1.021              --
                                                       2003      1.000          1.015              --

  Travelers Mercury Large Cap Core Subaccount
  (3/03).............................................  2006      1.289          1.366              --
                                                       2005      1.177          1.289              --
                                                       2004      1.039          1.177              --
                                                       2003      1.000          1.039              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (3/03)..  2006      1.146          1.210              --
                                                       2005      1.137          1.146              --
                                                       2004      1.019          1.137              --
                                                       2003      1.000          1.019              --

  Travelers MFS(R) Total Return Subaccount (3/03)....  2006      1.154          1.188              --
                                                       2005      1.146          1.154              --
                                                       2004      1.051          1.146              --
                                                       2003      1.000          1.051              --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.162          1.252              --
                                                       2005      1.116          1.162              --
                                                       2004      1.000          1.116              --

  Travelers Mondrian International Stock Subaccount
  (3/03).............................................  2006      1.309          1.500              --
                                                       2005      1.222          1.309              --
                                                       2004      1.080          1.222              --
                                                       2003      1.000          1.080              --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.193          1.263              --
                                                       2005      1.151          1.193              --
                                                       2004      1.060          1.151              --
                                                       2003      1.000          1.060              --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.000          1.050              --
                                                       2005      1.000          1.000              --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.104          1.113              --
                                                       2005      1.089          1.104           5,689
                                                       2004      1.000          1.089              --

  Travelers Strategic Equity Subaccount (3/03).......  2006      1.147          1.195              --
                                                       2005      1.150          1.147              --
                                                       2004      1.067          1.150              --
                                                       2003      1.000          1.067              --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.070          1.229              --
                                                       2005      1.000          1.070              --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.979          1.120              --
                                                       2005      1.000          0.979              --

  Travelers Van Kampen Enterprise Subaccount (3/03)..  2006      1.107          1.147              --
                                                       2005      1.051          1.107              --
                                                       2004      1.034          1.051              --
                                                       2003      1.000          1.034              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class I)
  (3/03).............................................  2008      1.282          1.220              --
                                                       2007      1.121          1.282              --
                                                       2006      1.114          1.121              --
                                                       2005      1.056          1.114              --
                                                       2004      1.009          1.056              --
                                                       2003      1.000          1.009              --




                VINTAGE ACCESS -- SEPARATE ACCOUNT CHARGES 2.30%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (3/03)...................................  2006      1.454          1.516               --
                                                       2005      1.422          1.454               --
                                                       2004      1.308          1.422               --
                                                       2003      1.000          1.308               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/03)...................................  2006      1.415          1.374               --
                                                       2005      1.261          1.415            2,292
                                                       2004      1.191          1.261            6,311
                                                       2003      1.000          1.191               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (3/03).............................................  2008      2.234          1.345           13,197
                                                       2007      1.991          2.234           26,358
                                                       2006      1.691          1.991           29,324
                                                       2005      1.517          1.691           28,702
                                                       2004      1.368          1.517          131,212
                                                       2003      1.000          1.368           70,473

  American Funds Growth Subaccount (Class 2) (3/03)..  2008      1.986          1.087          178,936
                                                       2007      1.809          1.986          280,855
                                                       2006      1.680          1.809          405,356
                                                       2005      1.479          1.680          559,674
                                                       2004      1.345          1.479          677,379
                                                       2003      1.000          1.345          157,015

  American Funds Growth-Income Subaccount (Class 2)
  (3/03).............................................  2008      1.697          1.031          126,018
                                                       2007      1.653          1.697          158,242
                                                       2006      1.468          1.653          249,397
                                                       2005      1.420          1.468          344,103
                                                       2004      1.316          1.420          460,281
                                                       2003      1.000          1.316           81,149

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (3/03)...................  2006      1.665          1.644               --
                                                       2005      1.442          1.665           90,619
                                                       2004      1.234          1.442           53,823
                                                       2003      1.000          1.234           19,499

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/03).............................................  2006      1.743          2.259               --
                                                       2005      1.664          1.743           98,832
                                                       2004      1.296          1.664          226,172
                                                       2003      1.000          1.296           50,725

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.290          1.400               --
                                                       2005      1.198          1.290          111,152
                                                       2004      1.073          1.198           52,833
                                                       2003      1.000          1.073            4,763

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.287          1.431               --
                                                       2005      1.196          1.287           94,906
                                                       2004      1.067          1.196           90,336
                                                       2003      1.000          1.067            4,732

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (3/03)......................................  2008      2.070          1.161           27,276
                                                       2007      1.802          2.070           27,276
                                                       2006      1.653          1.802           20,618
                                                       2005      1.447          1.653           20,618
                                                       2004      1.284          1.447               --
                                                       2003      1.000          1.284               --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/03).............................................  2008      2.500          1.475           28,046
                                                       2007      2.218          2.500           28,542
                                                       2006      2.019          2.218           76,871
                                                       2005      1.751          2.019          100,982
                                                       2004      1.437          1.751          217,762
                                                       2003      1.000          1.437           47,036

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2008      1.205          0.828          199,140
                                                       2007      1.188          1.205          115,884
                                                       2006      1.028          1.188          197,812
                                                       2005      1.000          1.028          201,189

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (3/03)........................  2008      1.794          1.008               --
                                                       2007      1.650          1.794               --
                                                       2006      1.553          1.650               --
                                                       2005      1.517          1.553               --
                                                       2004      1.392          1.517               --
                                                       2003      1.000          1.392               --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (3/03)..........................................  2006      1.497          1.732               --
                                                       2005      1.386          1.497           36,572
                                                       2004      1.259          1.386           46,862
                                                       2003      1.000          1.259           39,638

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.442          3.124               --
                                                       2007      2.735          3.442           34,521
                                                       2006      2.185          2.735           79,491
                                                       2005      1.754          2.185           92,015
                                                       2004      1.439          1.754          193,608
                                                       2003      1.000          1.439           41,587

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (3/03)...................................  2008      2.341          1.364           22,650
                                                       2007      2.075          2.341           70,612
                                                       2006      1.748          2.075          121,961
                                                       2005      1.624          1.748          127,473
                                                       2004      1.402          1.624           29,189
                                                       2003      1.000          1.402               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.661          1.977               --
                                                       2005      1.561          1.661           88,609
                                                       2004      1.377          1.561           75,845
                                                       2003      1.000          1.377           14,426

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (3/03).....................................  2008      2.229          1.223               --
                                                       2007      1.874          2.229               --
                                                       2006      1.692          1.874               --
                                                       2005      1.545          1.692               --
                                                       2004      1.313          1.545               --
                                                       2003      1.000          1.313               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.515          1.690               --
                                                       2005      1.491          1.515           28,495
                                                       2004      1.328          1.491           18,355
                                                       2003      1.000          1.328               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (3/03).............................................  2007      1.438          1.527               --
                                                       2006      1.370          1.438               --
                                                       2005      1.319          1.370               --
                                                       2004      1.312          1.319               --
                                                       2003      1.000          1.312               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (3/03).............................................  2008      1.604          0.934           32,597
                                                       2007      1.617          1.604           32,597
                                                       2006      1.521          1.617           32,597
                                                       2005      1.394          1.521           32,597
                                                       2004      1.297          1.394               --
                                                       2003      1.000          1.297               --

  LMPVET Appreciation Subaccount (Class I) (3/03)....  2008      1.571          1.085           15,245
                                                       2007      1.483          1.571           20,956
                                                       2006      1.322          1.483           15,245
                                                       2005      1.297          1.322           15,245
                                                       2004      1.220          1.297               --
                                                       2003      1.000          1.220               --

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2008      1.501          1.035               --
                                                       2007      1.505          1.501               --

  LMPVET Capital and Income Subaccount (Class II)
  (3/03).............................................  2008      1.379          0.877               --
                                                       2007      1.340          1.379               --
                                                       2006      1.241          1.340               --
                                                       2005      1.218          1.241               --
                                                       2004      1.187          1.218               --
                                                       2003      1.000          1.187               --

  LMPVET Capital Subaccount (3/03)...................  2008      1.518          0.858               --
                                                       2007      1.525          1.518               --
                                                       2006      1.374          1.525               --
                                                       2005      1.335          1.374               --
                                                       2004      1.281          1.335               --
                                                       2003      1.000          1.281               --

  LMPVET Dividend Strategy Subaccount (3/03).........  2008      1.431          0.999               --
                                                       2007      1.376          1.431               --
                                                       2006      1.194          1.376               --
                                                       2005      1.224          1.194               --
                                                       2004      1.211          1.224               --
                                                       2003      1.000          1.211               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (3/03)...  2008      1.594          0.974           14,575
                                                       2007      1.555          1.594           25,755
                                                       2006      1.382          1.555           35,047
                                                       2005      1.357          1.382          212,765
                                                       2004      1.259          1.357          239,525
                                                       2003      1.000          1.259           39,527

  LMPVET Fundamental Value Subaccount (Class I)
  (3/03).............................................  2008      1.718          1.064           31,655
                                                       2007      1.736          1.718           31,101
                                                       2006      1.521          1.736           13,265
                                                       2005      1.485          1.521           13,265
                                                       2004      1.404          1.485               --
                                                       2003      1.000          1.404               --

  LMPVET Global Equity Subaccount (3/03).............  2008      1.689          0.969               --
                                                       2007      1.648          1.689               --
                                                       2006      1.464          1.648               --
                                                       2005      1.406          1.464               --
                                                       2004      1.305          1.406               --
                                                       2003      1.000          1.305               --

  LMPVET Investors Subaccount (Class I) (3/03).......  2008      1.744          1.097               --
                                                       2007      1.718          1.744               --
                                                       2006      1.486          1.718               --
                                                       2005      1.427          1.486               --
                                                       2004      1.323          1.427               --
                                                       2003      1.000          1.323               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (3/03).............................................  2008      1.463          0.896           31,367
                                                       2007      1.422          1.463           31,367
                                                       2006      1.391          1.422           31,367
                                                       2005      1.352          1.391           31,367
                                                       2004      1.379          1.352               --
                                                       2003      1.000          1.379               --

  LMPVET Mid Cap Core Subaccount (Class I) (3/03)....  2008      1.736          1.098               --
                                                       2007      1.658          1.736               --
                                                       2006      1.478          1.658               --
                                                       2005      1.396          1.478               --
                                                       2004      1.294          1.396               --
                                                       2003      1.000          1.294               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (3/03)............................  2007      1.464          1.483               --
                                                       2006      1.334          1.464               --
                                                       2005      1.318          1.334               --
                                                       2004      1.264          1.318               --
                                                       2003      1.000          1.264               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (3/03).............................................  2008      2.085          1.208           13,112
                                                       2007      1.940          2.085           17,967
                                                       2006      1.760          1.940           17,684
                                                       2005      1.717          1.760           17,725
                                                       2004      1.526          1.717          128,631
                                                       2003      1.000          1.526           38,622

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2008      0.993          0.765          198,080
                                                       2007      1.003          0.993          202,073
                                                       2006      0.986          1.003          230,534
                                                       2005      0.985          0.986          692,583
                                                       2004      0.997          0.985          866,902
                                                       2003      1.000          0.997               --

  LMPVIT Diversified Strategic Income Subaccount
  (3/03).............................................  2008      1.152          0.972               --
                                                       2007      1.156          1.152               --
                                                       2006      1.122          1.156               --
                                                       2005      1.119          1.122               --
                                                       2004      1.073          1.119               --
                                                       2003      1.000          1.073               --

  LMPVIT High Income Subaccount (3/03)...............  2008      1.359          0.930               --
                                                       2007      1.387          1.359               --
                                                       2006      1.278          1.387               --
                                                       2005      1.275          1.278               --
                                                       2004      1.181          1.275               --
                                                       2003      1.000          1.181               --

  LMPVIT Money Market Subaccount (3/03)..............  2008      1.025          1.028           60,502
                                                       2007      1.000          1.025           60,502
                                                       2006      0.978          1.000           60,502
                                                       2005      0.973          0.978           95,506
                                                       2004      0.987          0.973               --
                                                       2003      1.000          0.987               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (3/03)...................................  2007      1.832          1.950               --
                                                       2006      1.660          1.832               --
                                                       2005      1.619          1.660               --
                                                       2004      1.433          1.619               --
                                                       2003      1.000          1.433               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).........  2007      1.740          1.822               --
                                                       2006      1.508          1.740           58,497
                                                       2005      1.483          1.508           56,293
                                                       2004      1.401          1.483          178,085
                                                       2003      1.000          1.401           42,336

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.575          1.633               --
                                                       2006      1.374          1.575          300,063
                                                       2005      1.362          1.374          382,643
                                                       2004      1.237          1.362          481,079
                                                       2003      1.000          1.237          109,832

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.761          1.936               --
                                                       2006      1.605          1.761          184,571
                                                       2005      1.518          1.605          244,617
                                                       2004      1.252          1.518          319,073
                                                       2003      1.000          1.252           61,174

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (1/70).............................................  2007      1.677          1.754               --
                                                       2006      1.591          1.677           36,191

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2008      1.744          1.069            6,714
                                                       2007      1.739          1.744           36,840

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/07)..........................................  2008      1.011          0.577           55,858
                                                       2007      1.214          1.011           57,351
                                                       2006      1.003          1.214          118,481

  MIST Dreman Small Cap Value Subaccount (Class A)
  (1/70).............................................  2008      1.149          0.840               --
                                                       2007      1.188          1.149               --
                                                       2006      1.120          1.188               --

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2008      1.948          1.129           23,354
                                                       2007      2.011          1.948           21,698
                                                       2006      1.834          2.011           44,176

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Janus Forty Subaccount (Class A) (1/70).......  2008      2.139          1.215           54,249
                                                       2007      1.678          2.139           63,129
                                                       2006      1.644          1.678           93,234

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2008      1.056          0.637               --
                                                       2007      1.198          1.056               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70) *.................................  2008      1.085          0.675           33,352
                                                       2007      1.071          1.085           32,185
                                                       2006      1.001          1.071           10,548

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (1/70) *...........................................  2008      1.049          0.627          281,610
                                                       2007      1.067          1.049          270,933
                                                       2006      0.970          1.067               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2008      1.587          0.889               --
                                                       2007      1.451          1.587               --
                                                       2006      1.476          1.451            9,245

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2008      1.321          0.793               --
                                                       2007      1.213          1.321               --
                                                       2006      1.228          1.213               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2008      3.129          1.426           29,618

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2008      2.398          1.351               --
                                                       2007      2.294          2.398               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2008      1.172          1.070          119,448
                                                       2007      1.112          1.172          136,279

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2008      1.582          1.038               --
                                                       2007      1.542          1.582               --
                                                       2006      1.440          1.542               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.100          1.211               --
                                                       2006      1.050          1.100               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2008      1.195          1.042           10,809
                                                       2007      1.146          1.195           78,631
                                                       2006      1.112          1.146           24,380

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70) *........................................  2008      0.970          0.665           42,379
                                                       2007      1.024          0.970           52,320
                                                       2006      1.003          1.024          135,952

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2008      1.783          0.945              630
                                                       2007      1.515          1.783              684
                                                       2006      1.559          1.515              685

  MSF BlackRock Bond Income Subaccount (Class E)
  (1/70).............................................  2008      1.096          1.033               --
                                                       2007      1.057          1.096               --
                                                       2006      1.000          1.057               --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2008      1.355          0.792               --
                                                       2007      1.388          1.355               --
                                                       2006      1.000          1.388               --

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2008      1.423          0.767               --
                                                       2007      1.401          1.423               --
                                                       2006      1.389          1.401           10,420

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2008      1.572          0.937           43,948
                                                       2007      1.545          1.572           54,513
                                                       2006      1.513          1.545          110,104

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2008      1.465          0.967               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/70)..........................................  2008      1.065          0.620           12,304
                                                       2007      1.055          1.065           10,510
                                                       2006      1.002          1.055           10,908

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (1/70)...................................  2008      1.071          0.896               --
                                                       2007      1.038          1.071               --
                                                       2006      1.001          1.038               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (1/70)........................  2008      1.070          0.819           28,452
                                                       2007      1.044          1.070           33,150
                                                       2006      1.002          1.044           32,152

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (1/70)..........................................  2008      1.070          0.746               --
                                                       2007      1.050          1.070               --
                                                       2006      1.002          1.050               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (1/70)........................  2008      1.070          0.678           33,988
                                                       2007      1.054          1.070           31,945
                                                       2006      1.002          1.054           32,457

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (1/70).............................................  2008      1.425          1.082          254,624
                                                       2007      1.400          1.425          246,852
                                                       2006      1.316          1.400          307,140

  MSF MFS(R) Value Subaccount (Class A) (1/70).......  2008      1.447          1.041               --
                                                       2007      1.376          1.447           70,697
                                                       2006      1.251          1.376          146,262

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2008      1.086          0.631           86,817
                                                       2007      1.046          1.086          136,152
                                                       2006      0.996          1.046          296,695

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (1/70)...................................  2008      1.135          0.643            4,410
                                                       2007      1.064          1.135            3,263
                                                       2006      0.998          1.064            3,401

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.088          1.108               --
                                                       2006      1.106          1.088          131,476
                                                       2005      1.109          1.106          133,270
                                                       2004      1.042          1.109          135,138
                                                       2003      1.000          1.042          103,321

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)......................................  2008      1.127          1.154          278,296
                                                       2007      1.060          1.127          251,117
                                                       2006      1.045          1.060          297,727
                                                       2005      1.044          1.045          308,404
                                                       2004      1.018          1.044          220,658
                                                       2003      1.000          1.018            5,867

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).........................................  2007      2.135          2.307               --
                                                       2006      1.711          2.135               --
                                                       2005      1.560          1.711               --
                                                       2004      1.374          1.560               --
                                                       2003      1.000          1.374               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/03).............................................  2007      2.278          2.427               --
                                                       2006      1.987          2.278               --
                                                       2005      1.900          1.987           36,298
                                                       2004      1.540          1.900           32,258
                                                       2003      1.000          1.540               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (3/03).............................................  2006      1.389          1.476               --
                                                       2005      1.307          1.389            9,245
                                                       2004      1.256          1.307           11,840
                                                       2003      1.000          1.256           13,759

  Travelers Equity Income Subaccount (3/03)..........  2006      1.444          1.513               --
                                                       2005      1.414          1.444          109,508
                                                       2004      1.317          1.414           86,240
                                                       2003      1.000          1.317           30,590

  Travelers Large Cap Subaccount (3/03)..............  2006      1.351          1.389               --
                                                       2005      1.271          1.351           10,315
                                                       2004      1.221          1.271            5,460
                                                       2003      1.000          1.221            5,460

  Travelers Managed Allocation Series: Aggressive
  Subaccount (9/05)..................................  2006      1.025          1.087               --
                                                       2005      1.000          1.025            6,807

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)..................................  2006      1.006          1.008               --
                                                       2005      1.000          1.006               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.036          1.070               --
                                                       2005      1.000          1.036               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (6/05).......................  2006      1.048          1.091               --
                                                       2005      1.000          1.048           19,861

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.022          1.039               --
                                                       2005      1.000          1.022           20,233

  Travelers Managed Income Subaccount (3/03).........  2006      1.035          1.023               --
                                                       2005      1.045          1.035               --
                                                       2004      1.039          1.045               --
                                                       2003      1.000          1.039               --

  Travelers Mercury Large Cap Core Subaccount
  (3/03).............................................  2006      1.502          1.591               --
                                                       2005      1.371          1.502           37,559
                                                       2004      1.211          1.371           15,693
                                                       2003      1.000          1.211               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (3/03)..  2006      1.477          1.559               --
                                                       2005      1.466          1.477               45
                                                       2004      1.315          1.466            8,152
                                                       2003      1.000          1.315               --

  Travelers MFS(R) Total Return Subaccount (3/03)....  2006      1.278          1.316               --
                                                       2005      1.270          1.278          294,264
                                                       2004      1.166          1.270          176,349
                                                       2003      1.000          1.166           44,345

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.161          1.251               --
                                                       2005      1.115          1.161          164,689
                                                       2004      1.000          1.115               --

  Travelers Mondrian International Stock Subaccount
  (3/03).............................................  2006      1.600          1.834               --
                                                       2005      1.495          1.600           56,049
                                                       2004      1.321          1.495           36,806
                                                       2003      1.000          1.321               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.361          1.440               --
                                                       2005      1.314          1.361               --
                                                       2004      1.210          1.314               --
                                                       2003      1.000          1.210               --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.000          1.050               --
                                                       2005      1.000          1.000               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.103          1.112               --
                                                       2005      1.089          1.103           30,385
                                                       2004      1.000          1.089           13,032

  Travelers Strategic Equity Subaccount (3/03).......  2006      1.361          1.417               --
                                                       2005      1.365          1.361               --
                                                       2004      1.267          1.365               --
                                                       2003      1.000          1.267            4,410

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.069          1.228               --
                                                       2005      1.000          1.069               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.978          1.120               --
                                                       2005      1.000          0.978               --

  Travelers Van Kampen Enterprise Subaccount (3/03)..  2006      1.310          1.357               --
                                                       2005      1.243          1.310               --
                                                       2004      1.225          1.243               --
                                                       2003      1.000          1.225               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class I)
  (3/03).............................................  2008      1.535          1.461               --
                                                       2007      1.343          1.535               --
                                                       2006      1.336          1.343               --
                                                       2005      1.266          1.336               --
                                                       2004      1.211          1.266               --
                                                       2003      1.000          1.211               --




                VINTAGE ACCESS -- SEPARATE ACCOUNT CHARGES 2.40%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (3/03)...................................  2006      1.450          1.511                --
                                                       2005      1.419          1.450            23,616
                                                       2004      1.307          1.419            23,620
                                                       2003      1.000          1.307            23,621

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/03)...................................  2006      1.411          1.369                --
                                                       2005      1.258          1.411            53,453
                                                       2004      1.190          1.258            53,453
                                                       2003      1.000          1.190                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (3/03).............................................  2008      2.223          1.337           299,262
                                                       2007      1.983          2.223           330,553
                                                       2006      1.687          1.983           419,417
                                                       2005      1.514          1.687           413,666
                                                       2004      1.367          1.514           339,348
                                                       2003      1.000          1.367           187,936

  American Funds Growth Subaccount (Class 2) (3/03)..  2008      1.977          1.081           417,227
                                                       2007      1.802          1.977           564,018
                                                       2006      1.675          1.802           674,421
                                                       2005      1.476          1.675           705,710
                                                       2004      1.344          1.476           530,260
                                                       2003      1.000          1.344           353,348

  American Funds Growth-Income Subaccount (Class 2)
  (3/03).............................................  2008      1.689          1.025           730,641
                                                       2007      1.647          1.689           853,353
                                                       2006      1.464          1.647           957,822
                                                       2005      1.417          1.464           994,234
                                                       2004      1.315          1.417           988,909
                                                       2003      1.000          1.315           512,099

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (3/03)...................  2006      1.661          1.639                --
                                                       2005      1.439          1.661            36,929
                                                       2004      1.233          1.439                --
                                                       2003      1.000          1.233                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/03).............................................  2006      1.738          2.250                --
                                                       2005      1.661          1.738            57,737
                                                       2004      1.295          1.661                --
                                                       2003      1.000          1.295                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.287          1.396                --
                                                       2005      1.197          1.287            42,240
                                                       2004      1.073          1.197                --
                                                       2003      1.000          1.073                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.284          1.428                --
                                                       2005      1.195          1.284            13,269
                                                       2004      1.066          1.195                --
                                                       2003      1.000          1.066                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (3/03)......................................  2008      2.060          1.154            62,982
                                                       2007      1.796          2.060            84,255
                                                       2006      1.648          1.796            84,257
                                                       2005      1.445          1.648            35,395
                                                       2004      1.283          1.445                --
                                                       2003      1.000          1.283                --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/03).............................................  2008      2.488          1.467            34,644
                                                       2007      2.210          2.488            78,518
                                                       2006      2.014          2.210           127,975
                                                       2005      1.748          2.014           125,475
                                                       2004      1.436          1.748             3,711
                                                       2003      1.000          1.436             3,716

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2008      1.201          0.825            21,676
                                                       2007      1.186          1.201            82,030
                                                       2006      1.027          1.186            82,033
                                                       2005      1.000          1.027            60,361

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (3/03)........................  2008      1.785          1.002            10,682
                                                       2007      1.644          1.785            13,180
                                                       2006      1.549          1.644            13,192
                                                       2005      1.514          1.549            13,204
                                                       2004      1.391          1.514            62,706
                                                       2003      1.000          1.391            59,353

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (3/03)..........................................  2006      1.493          1.726                --
                                                       2005      1.383          1.493           124,916
                                                       2004      1.258          1.383           121,408
                                                       2003      1.000          1.258            95,642

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.426          3.109                --
                                                       2007      2.725          3.426            19,841
                                                       2006      2.179          2.725            88,035
                                                       2005      1.751          2.179            70,329
                                                       2004      1.438          1.751             6,753
                                                       2003      1.000          1.438             6,755

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (3/03)...................................  2008      2.330          1.356            38,155
                                                       2007      2.067          2.330            70,031
                                                       2006      1.744          2.067            70,259
                                                       2005      1.621          1.744            71,171
                                                       2004      1.401          1.621            51,302
                                                       2003      1.000          1.401            38,721

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.656          1.970                --
                                                       2005      1.558          1.656           101,934
                                                       2004      1.376          1.558                --
                                                       2003      1.000          1.376                --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (3/03).....................................  2008      2.218          1.216            13,115
                                                       2007      1.867          2.218            15,552
                                                       2006      1.687          1.867            20,803
                                                       2005      1.543          1.687            27,950
                                                       2004      1.312          1.543            28,034
                                                       2003      1.000          1.312            20,803

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.511          1.684                --
                                                       2005      1.488          1.511            24,696
                                                       2004      1.327          1.488            16,625
                                                       2003      1.000          1.327            16,625

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (3/03).............................................  2007      1.432          1.521                --
                                                       2006      1.367          1.432             6,174
                                                       2005      1.317          1.367             6,174
                                                       2004      1.311          1.317             6,174
                                                       2003      1.000          1.311             6,174

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (3/03).............................................  2008      1.596          0.929           191,115
                                                       2007      1.611          1.596           205,057
                                                       2006      1.517          1.611           193,044
                                                       2005      1.391          1.517           185,149
                                                       2004      1.296          1.391           250,523
                                                       2003      1.000          1.296           472,858

  LMPVET Appreciation Subaccount (Class I) (3/03)....  2008      1.564          1.079            22,520
                                                       2007      1.477          1.564            35,176
                                                       2006      1.318          1.477            28,773
                                                       2005      1.294          1.318            28,788
                                                       2004      1.219          1.294            38,022
                                                       2003      1.000          1.219            25,810

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2008      1.494          1.029             8,196
                                                       2007      1.498          1.494             8,206

  LMPVET Capital and Income Subaccount (Class II)
  (3/03).............................................  2008      1.373          0.872           165,122
                                                       2007      1.335          1.373           157,522
                                                       2006      1.237          1.335           291,845
                                                       2005      1.216          1.237           759,111
                                                       2004      1.186          1.216           784,808
                                                       2003      1.000          1.186           567,271

  LMPVET Capital Subaccount (3/03)...................  2008      1.511          0.853           444,746
                                                       2007      1.520          1.511           676,802
                                                       2006      1.370          1.520           896,385
                                                       2005      1.333          1.370         1,026,661
                                                       2004      1.280          1.333         1,303,705
                                                       2003      1.000          1.280           905,868

  LMPVET Dividend Strategy Subaccount (3/03).........  2008      1.424          0.993             7,954
                                                       2007      1.371          1.424             7,966
                                                       2006      1.190          1.371             7,976
                                                       2005      1.222          1.190             7,988
                                                       2004      1.210          1.222                --
                                                       2003      1.000          1.210                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (3/03)...  2008      1.587          0.968                --
                                                       2007      1.549          1.587             1,959
                                                       2006      1.378          1.549             1,921
                                                       2005      1.354          1.378             1,977
                                                       2004      1.258          1.354                --
                                                       2003      1.000          1.258                --

  LMPVET Fundamental Value Subaccount (Class I)
  (3/03).............................................  2008      1.709          1.058           114,063
                                                       2007      1.729          1.709           122,629
                                                       2006      1.516          1.729           117,105
                                                       2005      1.482          1.516           117,132
                                                       2004      1.403          1.482           180,870
                                                       2003      1.000          1.403           160,057

  LMPVET Global Equity Subaccount (3/03).............  2008      1.681          0.963            64,289
                                                       2007      1.642          1.681            70,465
                                                       2006      1.460          1.642            68,427
                                                       2005      1.403          1.460            65,965
                                                       2004      1.304          1.403            64,668
                                                       2003      1.000          1.304            48,854

  LMPVET Investors Subaccount (Class I) (3/03).......  2008      1.736          1.091             9,314
                                                       2007      1.711          1.736             9,571
                                                       2006      1.482          1.711             9,571
                                                       2005      1.425          1.482             9,314
                                                       2004      1.322          1.425            14,278
                                                       2003      1.000          1.322             9,314

  LMPVET Large Cap Growth Subaccount (Class I)
  (3/03).............................................  2008      1.456          0.891            23,585
                                                       2007      1.416          1.456            30,951
                                                       2006      1.387          1.416            38,278
                                                       2005      1.350          1.387            38,291
                                                       2004      1.378          1.350            38,305
                                                       2003      1.000          1.378            23,643

  LMPVET Mid Cap Core Subaccount (Class I) (3/03)....  2008      1.728          1.092            10,582
                                                       2007      1.652          1.728            10,583
                                                       2006      1.474          1.652            10,584
                                                       2005      1.394          1.474            10,585
                                                       2004      1.293          1.394            13,466
                                                       2003      1.000          1.293             9,646

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (3/03)............................  2007      1.459          1.476                --
                                                       2006      1.331          1.459             8,216
                                                       2005      1.316          1.331             8,227
                                                       2004      1.263          1.316            23,455
                                                       2003      1.000          1.263                --

  LMPVET Small Cap Growth Subaccount (Class I)
  (3/03).............................................  2008      2.075          1.201            27,164
                                                       2007      1.933          2.075            30,998
                                                       2006      1.755          1.933            64,389
                                                       2005      1.714          1.755            57,869
                                                       2004      1.525          1.714                --
                                                       2003      1.000          1.525                --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2008      0.989          0.761                --
                                                       2007      1.000          0.989                --
                                                       2006      0.983          1.000            42,986
                                                       2005      0.984          0.983            43,669
                                                       2004      0.996          0.984            43,669
                                                       2003      1.000          0.996                --

  LMPVIT Diversified Strategic Income Subaccount
  (3/03).............................................  2008      1.146          0.967                --
                                                       2007      1.151          1.146                --
                                                       2006      1.119          1.151                --
                                                       2005      1.117          1.119                --
                                                       2004      1.072          1.117                --
                                                       2003      1.000          1.072                --

  LMPVIT High Income Subaccount (3/03)...............  2008      1.353          0.925            89,205
                                                       2007      1.381          1.353           111,805
                                                       2006      1.275          1.381           231,296
                                                       2005      1.273          1.275           231,620
                                                       2004      1.180          1.273           231,626
                                                       2003      1.000          1.180            82,698

  LMPVIT Money Market Subaccount (3/03)..............  2008      1.020          1.022           291,282
                                                       2007      0.996          1.020           206,018
                                                       2006      0.975          0.996           207,848
                                                       2005      0.971          0.975           242,823
                                                       2004      0.986          0.971           276,004
                                                       2003      1.000          0.986                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (3/03)...................................  2007      1.825          1.942                --
                                                       2006      1.656          1.825            41,685
                                                       2005      1.616          1.656            41,688
                                                       2004      1.432          1.616            41,691
                                                       2003      1.000          1.432            41,692

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).........  2007      1.734          1.814                --
                                                       2006      1.504          1.734            32,906
                                                       2005      1.480          1.504            32,906
                                                       2004      1.400          1.480            37,604
                                                       2003      1.000          1.400             8,989

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.569          1.627                --
                                                       2006      1.371          1.569           250,604
                                                       2005      1.360          1.371           223,688
                                                       2004      1.236          1.360           174,071
                                                       2003      1.000          1.236           139,106

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.755          1.929                --
                                                       2006      1.601          1.755           181,253
                                                       2005      1.515          1.601           157,387
                                                       2004      1.251          1.515            65,269
                                                       2003      1.000          1.251            26,210

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (1/70).............................................  2007      1.670          1.747                --
                                                       2006      1.586          1.670             9,217

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2008      1.736          1.063                --
                                                       2007      1.732          1.736             9,413

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/07)..........................................  2008      1.009          0.576                --
                                                       2007      1.214          1.009                --
                                                       2006      1.003          1.214           121,946

  MIST Dreman Small Cap Value Subaccount (Class A)
  (1/70).............................................  2008      1.147          0.837                --
                                                       2007      1.186          1.147            20,339
                                                       2006      1.119          1.186                --

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2008      1.939          1.122            42,820
                                                       2007      2.003          1.939            56,979
                                                       2006      1.828          2.003            76,219

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Janus Forty Subaccount (Class A) (1/70).......  2008      2.129          1.208            64,113
                                                       2007      1.671          2.129            52,617
                                                       2006      1.639          1.671            58,130

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2008      1.054          0.635                --
                                                       2007      1.196          1.054                --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70) *.................................  2008      1.083          0.673           385,332
                                                       2007      1.070          1.083           432,476
                                                       2006      1.001          1.070           169,191

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (1/70) *...........................................  2008      1.047          0.626           143,174
                                                       2007      1.066          1.047           164,755
                                                       2006      0.970          1.066                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2008      1.579          0.884            10,977
                                                       2007      1.446          1.579                --
                                                       2006      1.471          1.446                --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2008      1.318          0.790             2,358
                                                       2007      1.212          1.318                --
                                                       2006      1.227          1.212                --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2008      3.113          1.418            22,456

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2008      2.387          1.343            21,699
                                                       2007      2.285          2.387            29,000

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2008      1.167          1.064            56,876
                                                       2007      1.108          1.167            36,531

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2008      1.574          1.032            13,115
                                                       2007      1.536          1.574            24,388
                                                       2006      1.436          1.536            39,472

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.098          1.209                --
                                                       2006      1.049          1.098                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2008      1.190          1.037            49,740
                                                       2007      1.143          1.190             8,071
                                                       2006      1.110          1.143            19,791

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70) *........................................  2008      0.969          0.664            72,773
                                                       2007      1.023          0.969            47,440
                                                       2006      1.003          1.023            95,834

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2008      1.774          0.940            25,190
                                                       2007      1.509          1.774            41,940
                                                       2006      1.554          1.509            42,420

  MSF BlackRock Bond Income Subaccount (Class E)
  (1/70).............................................  2008      1.091          1.027           148,396
                                                       2007      1.053          1.091           153,707
                                                       2006      1.000          1.053           156,554

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2008      1.349          0.787                --
                                                       2007      1.383          1.349                --
                                                       2006      1.000          1.383                --

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2008      1.416          0.763            40,154
                                                       2007      1.396          1.416            43,348
                                                       2006      1.384          1.396            50,226

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2008      1.564          0.931            33,677
                                                       2007      1.539          1.564            41,358
                                                       2006      1.509          1.539            41,194

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2008      1.457          0.961             4,528

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/70)..........................................  2008      1.063          0.618                --
                                                       2007      1.055          1.063                --
                                                       2006      1.002          1.055                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (1/70)...................................  2008      1.069          0.893                --
                                                       2007      1.037          1.069                --
                                                       2006      1.001          1.037                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (1/70)........................  2008      1.068          0.817                --
                                                       2007      1.044          1.068                --
                                                       2006      1.002          1.044                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (1/70)..........................................  2008      1.068          0.744            43,415
                                                       2007      1.049          1.068            43,448
                                                       2006      1.002          1.049            43,771

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (1/70)........................  2008      1.068          0.677           121,486
                                                       2007      1.054          1.068           125,893
                                                       2006      1.002          1.054           128,916

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (1/70).............................................  2008      1.418          1.076           181,273
                                                       2007      1.395          1.418           272,712
                                                       2006      1.312          1.395           339,195

  MSF MFS(R) Value Subaccount (Class A) (1/70).......  2008      1.442          1.030                --
                                                       2007      1.373          1.442            24,427
                                                       2006      1.249          1.373            24,555

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2008      1.085          0.629           139,877
                                                       2007      1.045          1.085           171,983
                                                       2006      0.996          1.045           237,224

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (1/70)...................................  2008      1.133          0.641            21,706
                                                       2007      1.063          1.133            21,706
                                                       2006      0.998          1.063            74,146

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.084          1.103                --
                                                       2006      1.103          1.084            81,701
                                                       2005      1.107          1.103            70,311
                                                       2004      1.041          1.107            79,007
                                                       2003      1.000          1.041            35,253

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)......................................  2008      1.122          1.148           326,093
                                                       2007      1.056          1.122           323,740
                                                       2006      1.042          1.056           392,715
                                                       2005      1.042          1.042           412,790
                                                       2004      1.017          1.042           510,483
                                                       2003      1.000          1.017           233,698

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).........................................  2007      2.127          2.297                --
                                                       2006      1.706          2.127            36,398
                                                       2005      1.557          1.706            36,398
                                                       2004      1.373          1.557            36,398
                                                       2003      1.000          1.373            21,699

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/03).............................................  2007      2.269          2.417                --
                                                       2006      1.982          2.269             6,809
                                                       2005      1.896          1.982             6,812
                                                       2004      1.539          1.896             6,816
                                                       2003      1.000          1.539             6,816

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (3/03).............................................  2006      1.385          1.471                --
                                                       2005      1.305          1.385            23,629
                                                       2004      1.255          1.305            23,629
                                                       2003      1.000          1.255                --

  Travelers Equity Income Subaccount (3/03)..........  2006      1.440          1.509                --
                                                       2005      1.411          1.440            48,685
                                                       2004      1.316          1.411            41,242
                                                       2003      1.000          1.316            24,196

  Travelers Large Cap Subaccount (3/03)..............  2006      1.347          1.384                --
                                                       2005      1.269          1.347            27,164
                                                       2004      1.220          1.269            27,182
                                                       2003      1.000          1.220            17,177

  Travelers Managed Allocation Series: Aggressive
  Subaccount (9/05)..................................  2006      1.025          1.087                --
                                                       2005      1.000          1.025                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)..................................  2006      1.006          1.007                --
                                                       2005      1.000          1.006                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.035          1.069                --
                                                       2005      1.000          1.035            43,357

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (6/05).......................  2006      1.048          1.090                --
                                                       2005      1.000          1.048           118,459

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.021          1.038                --
                                                       2005      1.000          1.021                --

  Travelers Managed Income Subaccount (3/03).........  2006      1.032          1.020                --
                                                       2005      1.043          1.032           166,341
                                                       2004      1.039          1.043           183,173
                                                       2003      1.000          1.039            84,755

  Travelers Mercury Large Cap Core Subaccount
  (3/03).............................................  2006      1.498          1.586                --
                                                       2005      1.369          1.498                --
                                                       2004      1.210          1.369                --
                                                       2003      1.000          1.210                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (3/03)..  2006      1.473          1.554                --
                                                       2005      1.464          1.473            32,627
                                                       2004      1.314          1.464                --
                                                       2003      1.000          1.314                --

  Travelers MFS(R) Total Return Subaccount (3/03)....  2006      1.274          1.312                --
                                                       2005      1.268          1.274           320,008
                                                       2004      1.165          1.268            95,802
                                                       2003      1.000          1.165            99,032

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.159          1.249                --
                                                       2005      1.115          1.159            29,019
                                                       2004      1.000          1.115                --

  Travelers Mondrian International Stock Subaccount
  (3/03).............................................  2006      1.595          1.828                --
                                                       2005      1.492          1.595            68,559
                                                       2004      1.320          1.492            66,388
                                                       2003      1.000          1.320            28,922

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.357          1.436                --
                                                       2005      1.311          1.357            35,580
                                                       2004      1.209          1.311             7,631
                                                       2003      1.000          1.209                --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      0.999          1.049                --
                                                       2005      1.000          0.999                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.102          1.110                --
                                                       2005      1.088          1.102            39,186
                                                       2004      1.000          1.088                --

  Travelers Strategic Equity Subaccount (3/03).......  2006      1.357          1.412                --
                                                       2005      1.362          1.357            48,055
                                                       2004      1.266          1.362            46,408
                                                       2003      1.000          1.266            22,626

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.069          1.227                --
                                                       2005      1.000          1.069                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.978          1.119                --
                                                       2005      1.000          0.978                --

  Travelers Van Kampen Enterprise Subaccount (3/03)..  2006      1.306          1.352                --
                                                       2005      1.241          1.306            24,555
                                                       2004      1.224          1.241            24,555
                                                       2003      1.000          1.224                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class I)
  (3/03).............................................  2008      1.527          1.454                --
                                                       2007      1.338          1.527             4,528
                                                       2006      1.332          1.338            21,647
                                                       2005      1.264          1.332            21,919
                                                       2004      1.210          1.264            21,919
                                                       2003      1.000          1.210             4,528




                VINTAGE ACCESS -- SEPARATE ACCOUNT CHARGES 2.45%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (3/03)...................................  2006      1.191          1.242             --
                                                       2005      1.167          1.191             --
                                                       2004      1.075          1.167             --
                                                       2003      1.000          1.075             --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/03)...................................  2006      1.223          1.186             --
                                                       2005      1.091          1.223             --
                                                       2004      1.032          1.091             --
                                                       2003      1.000          1.032             --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (3/03).............................................  2008      1.728          1.039             --
                                                       2007      1.542          1.728             --
                                                       2006      1.312          1.542             --
                                                       2005      1.179          1.312             --
                                                       2004      1.064          1.179             --
                                                       2003      1.000          1.064             --

  American Funds Growth Subaccount (Class 2) (3/03)..  2008      1.531          0.837             --
                                                       2007      1.397          1.531             --
                                                       2006      1.298          1.397             --
                                                       2005      1.145          1.298             --
                                                       2004      1.043          1.145             --
                                                       2003      1.000          1.043             --

  American Funds Growth-Income Subaccount (Class 2)
  (3/03).............................................  2008      1.360          0.825             --
                                                       2007      1.327          1.360             --
                                                       2006      1.181          1.327             --
                                                       2005      1.143          1.181             --
                                                       2004      1.061          1.143             --
                                                       2003      1.000          1.061             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (3/03)...................  2006      1.423          1.404             --
                                                       2005      1.234          1.423             --
                                                       2004      1.058          1.234             --
                                                       2003      1.000          1.058             --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/03).............................................  2006      1.411          1.826             --
                                                       2005      1.349          1.411             --
                                                       2004      1.052          1.349             --
                                                       2003      1.000          1.052             --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.286          1.394             --
                                                       2005      1.196          1.286             --
                                                       2004      1.073          1.196             --
                                                       2003      1.000          1.073             --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.283          1.426             --
                                                       2005      1.194          1.283             --
                                                       2004      1.066          1.194             --
                                                       2003      1.000          1.066             --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (3/03)......................................  2008      1.678          0.939             --
                                                       2007      1.463          1.678             --
                                                       2006      1.344          1.463             --
                                                       2005      1.178          1.344             --
                                                       2004      1.047          1.178             --
                                                       2003      1.000          1.047             --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/03).............................................  2008      1.866          1.100             --
                                                       2007      1.658          1.866             --
                                                       2006      1.512          1.658             --
                                                       2005      1.313          1.512             --
                                                       2004      1.079          1.313             --
                                                       2003      1.000          1.079             --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2008      1.200          0.823             --
                                                       2007      1.185          1.200             --
                                                       2006      1.027          1.185             --
                                                       2005      1.000          1.027             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (3/03)........................  2008      1.320          0.741             --
                                                       2007      1.216          1.320             --
                                                       2006      1.147          1.216             --
                                                       2005      1.121          1.147             --
                                                       2004      1.031          1.121             --
                                                       2003      1.000          1.031             --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (3/03)..........................................  2006      1.250          1.444             --
                                                       2005      1.158          1.250             --
                                                       2004      1.054          1.158             --
                                                       2003      1.000          1.054             --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      2.572          2.334             --
                                                       2007      2.047          2.572             --
                                                       2006      1.638          2.047             --
                                                       2005      1.317          1.638             --
                                                       2004      1.082          1.317             --
                                                       2003      1.000          1.082             --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (3/03)...................................  2008      1.769          1.029             --
                                                       2007      1.570          1.769             --
                                                       2006      1.325          1.570             --
                                                       2005      1.232          1.325             --
                                                       2004      1.065          1.232             --
                                                       2003      1.000          1.065             --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.296          1.541             --
                                                       2005      1.220          1.296             --
                                                       2004      1.077          1.220             --
                                                       2003      1.000          1.077             --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (3/03).....................................  2008      1.748          0.957             --
                                                       2007      1.472          1.748             --
                                                       2006      1.331          1.472             --
                                                       2005      1.217          1.331             --
                                                       2004      1.035          1.217             --
                                                       2003      1.000          1.035             --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.192          1.328             --
                                                       2005      1.175          1.192             --
                                                       2004      1.048          1.175             --
                                                       2003      1.000          1.048             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (3/03).............................................  2007      1.119          1.187             --
                                                       2006      1.068          1.119             --
                                                       2005      1.029          1.068             --
                                                       2004      1.025          1.029             --
                                                       2003      1.000          1.025             --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (3/03).............................................  2008      1.320          0.768             --
                                                       2007      1.333          1.320             --
                                                       2006      1.256          1.333             --
                                                       2005      1.153          1.256             --
                                                       2004      1.074          1.153             --
                                                       2003      1.000          1.074             --

  LMPVET Appreciation Subaccount (Class I) (3/03)....  2008      1.355          0.935             --
                                                       2007      1.281          1.355             --
                                                       2006      1.144          1.281             --
                                                       2005      1.124          1.144             --
                                                       2004      1.059          1.124             --
                                                       2003      1.000          1.059             --

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2008      1.252          0.862             --
                                                       2007      1.256          1.252             --

  LMPVET Capital and Income Subaccount (Class II)
  (3/03).............................................  2008      1.209          0.767             --
                                                       2007      1.176          1.209             --
                                                       2006      1.091          1.176             --
                                                       2005      1.072          1.091             --
                                                       2004      1.046          1.072             --
                                                       2003      1.000          1.046             --

  LMPVET Capital Subaccount (3/03)...................  2008      1.253          0.707             --
                                                       2007      1.261          1.253             --
                                                       2006      1.137          1.261             --
                                                       2005      1.107          1.137             --
                                                       2004      1.064          1.107             --
                                                       2003      1.000          1.064             --

  LMPVET Dividend Strategy Subaccount (3/03).........  2008      1.227          0.855             --
                                                       2007      1.182          1.227             --
                                                       2006      1.027          1.182             --
                                                       2005      1.054          1.027             --
                                                       2004      1.045          1.054             --
                                                       2003      1.000          1.045             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (3/03)...  2008      1.334          0.814             --
                                                       2007      1.303          1.334             --
                                                       2006      1.160          1.303             --
                                                       2005      1.140          1.160             --
                                                       2004      1.060          1.140             --
                                                       2003      1.000          1.060             --

  LMPVET Fundamental Value Subaccount (Class I)
  (3/03).............................................  2008      1.298          0.803             --
                                                       2007      1.314          1.298             --
                                                       2006      1.153          1.314             --
                                                       2005      1.127          1.153             --
                                                       2004      1.067          1.127             --
                                                       2003      1.000          1.067             --

  LMPVET Global Equity Subaccount (3/03).............  2008      1.377          0.789             --
                                                       2007      1.345          1.377             --
                                                       2006      1.197          1.345             --
                                                       2005      1.151          1.197             --
                                                       2004      1.070          1.151             --
                                                       2003      1.000          1.070             --

  LMPVET Investors Subaccount (Class I) (3/03).......  2008      1.402          0.881             --
                                                       2007      1.383          1.402             --
                                                       2006      1.199          1.383             --
                                                       2005      1.153          1.199             --
                                                       2004      1.070          1.153             --
                                                       2003      1.000          1.070             --

  LMPVET Large Cap Growth Subaccount (Class I)
  (3/03).............................................  2008      1.098          0.672             --
                                                       2007      1.069          1.098             --
                                                       2006      1.047          1.069             --
                                                       2005      1.020          1.047             --
                                                       2004      1.042          1.020             --
                                                       2003      1.000          1.042             --

  LMPVET Mid Cap Core Subaccount (Class I) (3/03)....  2008      1.381          0.872             --
                                                       2007      1.321          1.381             --
                                                       2006      1.179          1.321             --
                                                       2005      1.115          1.179             --
                                                       2004      1.035          1.115             --
                                                       2003      1.000          1.035             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (3/03)............................  2007      1.223          1.237             --
                                                       2006      1.117          1.223             --
                                                       2005      1.105          1.117             --
                                                       2004      1.061          1.105             --
                                                       2003      1.000          1.061             --

  LMPVET Small Cap Growth Subaccount (Class I)
  (3/03).............................................  2008      1.427          0.826             --
                                                       2007      1.330          1.427             --
                                                       2006      1.208          1.330             --
                                                       2005      1.180          1.208             --
                                                       2004      1.051          1.180             --
                                                       2003      1.000          1.051             --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2008      0.990          0.761             --
                                                       2007      1.001          0.990             --
                                                       2006      0.985          1.001             --
                                                       2005      0.986          0.985             --
                                                       2004      0.999          0.986             --
                                                       2003      1.000          0.999             --

  LMPVIT Diversified Strategic Income Subaccount
  (3/03).............................................  2008      1.091          0.920             --
                                                       2007      1.097          1.091             --
                                                       2006      1.066          1.097             --
                                                       2005      1.065          1.066             --
                                                       2004      1.023          1.065             --
                                                       2003      1.000          1.023             --

  LMPVIT High Income Subaccount (3/03)...............  2008      1.183          0.808             --
                                                       2007      1.209          1.183             --
                                                       2006      1.116          1.209             --
                                                       2005      1.115          1.116             --
                                                       2004      1.034          1.115             --
                                                       2003      1.000          1.034             --

  LMPVIT Money Market Subaccount (3/03)..............  2008      1.029          1.031             --
                                                       2007      1.006          1.029             --
                                                       2006      0.985          1.006             --
                                                       2005      0.982          0.985             --
                                                       2004      0.997          0.982             --
                                                       2003      1.000          0.997             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (3/03)...................................  2007      1.335          1.421             --
                                                       2006      1.212          1.335             --
                                                       2005      1.184          1.212             --
                                                       2004      1.050          1.184             --
                                                       2003      1.000          1.050             --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).........  2007      1.319          1.380             --
                                                       2006      1.144          1.319             --
                                                       2005      1.127          1.144             --
                                                       2004      1.066          1.127             --
                                                       2003      1.000          1.066             --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.363          1.413             --
                                                       2006      1.191          1.363             --
                                                       2005      1.182          1.191             --
                                                       2004      1.075          1.182             --
                                                       2003      1.000          1.075             --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.510          1.659             --
                                                       2006      1.379          1.510             --
                                                       2005      1.305          1.379             --
                                                       2004      1.078          1.305             --
                                                       2003      1.000          1.078             --

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (1/70).............................................  2007      1.431          1.497             --
                                                       2006      1.359          1.431             --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2008      1.487          0.910             --
                                                       2007      1.484          1.487             --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/07)..........................................  2008      1.009          0.575             --
                                                       2007      1.213          1.009             --
                                                       2006      1.003          1.213             --

  MIST Dreman Small Cap Value Subaccount (Class A)
  (1/70).............................................  2008      1.145          0.836             --
                                                       2007      1.185          1.145             --
                                                       2006      1.118          1.185             --

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2008      1.582          0.915             --
                                                       2007      1.636          1.582             --
                                                       2006      1.493          1.636             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Janus Forty Subaccount (Class A) (1/70).......  2008      1.822          1.034             --
                                                       2007      1.431          1.822             --
                                                       2006      1.404          1.431             --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2008      1.052          0.634             --
                                                       2007      1.194          1.052             --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70) *.................................  2008      1.083          0.673             --
                                                       2007      1.070          1.083             --
                                                       2006      1.001          1.070             --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (1/70) *...........................................  2008      1.046          0.625             --
                                                       2007      1.066          1.046             --
                                                       2006      0.970          1.066             --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2008      1.305          0.730             --
                                                       2007      1.195          1.305             --
                                                       2006      1.217          1.195             --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2008      1.316          0.788             --
                                                       2007      1.211          1.316             --
                                                       2006      1.227          1.211             --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2008      2.337          1.064             --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2008      1.898          1.067             --
                                                       2007      1.817          1.898             --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2008      1.135          1.034             --
                                                       2007      1.078          1.135             --

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2008      1.377          0.902             --
                                                       2007      1.344          1.377             --
                                                       2006      1.257          1.344             --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.097          1.208             --
                                                       2006      1.048          1.097             --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2008      1.188          1.035             --
                                                       2007      1.142          1.188             --
                                                       2006      1.109          1.142             --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70) *........................................  2008      0.968          0.663             --
                                                       2007      1.023          0.968             --
                                                       2006      1.003          1.023             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2008      1.373          0.727             --
                                                       2007      1.168          1.373             --
                                                       2006      1.204          1.168             --

  MSF BlackRock Bond Income Subaccount (Class E)
  (1/70).............................................  2008      1.063          1.000             --
                                                       2007      1.027          1.063             --
                                                       2006      1.000          1.027             --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2008      1.137          0.663             --
                                                       2007      1.167          1.137             --
                                                       2006      1.000          1.167             --

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2008      1.219          0.657             --
                                                       2007      1.202          1.219             --
                                                       2006      1.193          1.202             --

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2008      1.257          0.748             --
                                                       2007      1.238          1.257             --
                                                       2006      1.214          1.238             --

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2008      1.212          0.799             --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/70)..........................................  2008      1.062          0.617             --
                                                       2007      1.054          1.062             --
                                                       2006      1.002          1.054             --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (1/70)...................................  2008      1.068          0.892             --
                                                       2007      1.037          1.068             --
                                                       2006      1.001          1.037             --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (1/70)........................  2008      1.067          0.816             --
                                                       2007      1.043          1.067             --
                                                       2006      1.002          1.043             --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (1/70)..........................................  2008      1.067          0.743             --
                                                       2007      1.048          1.067             --
                                                       2006      1.002          1.048             --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (1/70)........................  2008      1.067          0.676             --
                                                       2007      1.053          1.067             --
                                                       2006      1.002          1.053             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (1/70).............................................  2008      1.278          0.968             --
                                                       2007      1.257          1.278             --
                                                       2006      1.183          1.257             --

  MSF MFS(R) Value Subaccount (Class A) (1/70).......  2008      1.440          1.025             --
                                                       2007      1.371          1.440             --
                                                       2006      1.248          1.371             --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2008      1.084          0.629             --
                                                       2007      1.045          1.084             --
                                                       2006      0.996          1.045             --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (1/70)...................................  2008      1.132          0.640             --
                                                       2007      1.063          1.132             --
                                                       2006      0.998          1.063             --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.055          1.073             --
                                                       2006      1.074          1.055             --
                                                       2005      1.078          1.074             --
                                                       2004      1.014          1.078             --
                                                       2003      1.000          1.014             --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)......................................  2008      1.116          1.141             --
                                                       2007      1.052          1.116             --
                                                       2006      1.038          1.052             --
                                                       2005      1.038          1.038             --
                                                       2004      1.015          1.038             --
                                                       2003      1.000          1.015             --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).........................................  2007      1.692          1.827             --
                                                       2006      1.358          1.692             --
                                                       2005      1.240          1.358             --
                                                       2004      1.094          1.240             --
                                                       2003      1.000          1.094             --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/03).............................................  2007      1.588          1.691             --
                                                       2006      1.387          1.588             --
                                                       2005      1.328          1.387             --
                                                       2004      1.078          1.328             --
                                                       2003      1.000          1.078             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (3/03).............................................  2006      1.146          1.217             --
                                                       2005      1.080          1.146             --
                                                       2004      1.039          1.080             --
                                                       2003      1.000          1.039             --

  Travelers Equity Income Subaccount (3/03)..........  2006      1.158          1.214             --
                                                       2005      1.136          1.158             --
                                                       2004      1.060          1.136             --
                                                       2003      1.000          1.060             --

  Travelers Large Cap Subaccount (3/03)..............  2006      1.161          1.193             --
                                                       2005      1.094          1.161             --
                                                       2004      1.053          1.094             --
                                                       2003      1.000          1.053             --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (9/05)..................................  2006      1.024          1.086             --
                                                       2005      1.000          1.024             --

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)..................................  2006      1.006          1.007             --
                                                       2005      1.000          1.006             --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.035          1.069             --
                                                       2005      1.000          1.035             --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (6/05).......................  2006      1.048          1.090             --
                                                       2005      1.000          1.048             --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.021          1.038             --
                                                       2005      1.000          1.021             --

  Travelers Managed Income Subaccount (3/03).........  2006      1.007          0.995             --
                                                       2005      1.018          1.007             --
                                                       2004      1.015          1.018             --
                                                       2003      1.000          1.015             --

  Travelers Mercury Large Cap Core Subaccount
  (3/03).............................................  2006      1.284          1.359             --
                                                       2005      1.174          1.284             --
                                                       2004      1.038          1.174             --
                                                       2003      1.000          1.038             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (3/03)..  2006      1.141          1.204             --
                                                       2005      1.134          1.141             --
                                                       2004      1.019          1.134             --
                                                       2003      1.000          1.019             --

  Travelers MFS(R) Total Return Subaccount (3/03)....  2006      1.149          1.183             --
                                                       2005      1.143          1.149             --
                                                       2004      1.051          1.143             --
                                                       2003      1.000          1.051             --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.158          1.248             --
                                                       2005      1.114          1.158             --
                                                       2004      1.000          1.114             --

  Travelers Mondrian International Stock Subaccount
  (3/03).............................................  2006      1.303          1.493             --
                                                       2005      1.219          1.303             --
                                                       2004      1.080          1.219             --
                                                       2003      1.000          1.080             --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.188          1.257             --
                                                       2005      1.149          1.188             --
                                                       2004      1.059          1.149             --
                                                       2003      1.000          1.059             --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      0.999          1.048             --
                                                       2005      1.000          0.999             --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.101          1.109             --
                                                       2005      1.088          1.101             --
                                                       2004      1.000          1.088             --

  Travelers Strategic Equity Subaccount (3/03).......  2006      1.142          1.189             --
                                                       2005      1.147          1.142             --
                                                       2004      1.067          1.147             --
                                                       2003      1.000          1.067             --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.069          1.227             --
                                                       2005      1.000          1.069             --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.978          1.118             --
                                                       2005      1.000          0.978             --

  Travelers Van Kampen Enterprise Subaccount (3/03)..  2006      1.103          1.142             --
                                                       2005      1.048          1.103             --
                                                       2004      1.034          1.048             --
                                                       2003      1.000          1.034             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class I)
  (3/03).............................................  2008      1.271          1.209             --
                                                       2007      1.114          1.271             --
                                                       2006      1.110          1.114             --
                                                       2005      1.053          1.110             --
                                                       2004      1.009          1.053             --
                                                       2003      1.000          1.009             --




                VINTAGE ACCESS -- SEPARATE ACCOUNT CHARGES 2.50%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (3/03)...................................  2006      1.446          1.507               --
                                                       2005      1.417          1.446               --
                                                       2004      1.306          1.417               --
                                                       2003      1.000          1.306               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/03)...................................  2006      1.407          1.364               --
                                                       2005      1.256          1.407               --
                                                       2004      1.189          1.256           19,490
                                                       2003      1.000          1.189               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (3/03).............................................  2008      2.213          1.330           37,579
                                                       2007      1.976          2.213           37,983
                                                       2006      1.682          1.976           41,518
                                                       2005      1.512          1.682           48,869
                                                       2004      1.366          1.512           22,333
                                                       2003      1.000          1.366            4,404

  American Funds Growth Subaccount (Class 2) (3/03)..  2008      1.967          1.075           90,777
                                                       2007      1.796          1.967          246,651
                                                       2006      1.670          1.796          280,170
                                                       2005      1.474          1.670          289,549
                                                       2004      1.343          1.474           85,884
                                                       2003      1.000          1.343           20,944

  American Funds Growth-Income Subaccount (Class 2)
  (3/03).............................................  2008      1.681          1.019           95,479
                                                       2007      1.641          1.681          275,113
                                                       2006      1.460          1.641          308,971
                                                       2005      1.414          1.460          313,917
                                                       2004      1.314          1.414          103,217
                                                       2003      1.000          1.314           18,526

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (3/03)...................  2006      1.656          1.634               --
                                                       2005      1.437          1.656           11,889
                                                       2004      1.232          1.437           16,239
                                                       2003      1.000          1.232            4,262

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/03).............................................  2006      1.733          2.242               --
                                                       2005      1.658          1.733           15,593
                                                       2004      1.294          1.658           13,848
                                                       2003      1.000          1.294            1,441

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.284          1.393               --
                                                       2005      1.195          1.284           61,267
                                                       2004      1.073          1.195           94,471
                                                       2003      1.000          1.073               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.282          1.425               --
                                                       2005      1.193          1.282           19,528
                                                       2004      1.066          1.193           19,916
                                                       2003      1.000          1.066               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (3/03)......................................  2008      2.050          1.147               --
                                                       2007      1.789          2.050               --
                                                       2006      1.643          1.789               --
                                                       2005      1.442          1.643               --
                                                       2004      1.282          1.442               --
                                                       2003      1.000          1.282               --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/03).............................................  2008      2.476          1.458            4,410
                                                       2007      2.202          2.476           61,374
                                                       2006      2.008          2.202           60,071
                                                       2005      1.744          2.008           69,170
                                                       2004      1.435          1.744           13,003
                                                       2003      1.000          1.435               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2008      1.198          0.822               --
                                                       2007      1.184          1.198               --
                                                       2006      1.027          1.184               --
                                                       2005      1.000          1.027               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (3/03)........................  2008      1.777          0.996               --
                                                       2007      1.638          1.777               --
                                                       2006      1.545          1.638               --
                                                       2005      1.511          1.545               --
                                                       2004      1.390          1.511               --
                                                       2003      1.000          1.390               --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (3/03)..........................................  2006      1.489          1.719               --
                                                       2005      1.381          1.489           22,508
                                                       2004      1.257          1.381           22,850
                                                       2003      1.000          1.257           15,059

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.410          3.093               --
                                                       2007      2.715          3.410           13,379
                                                       2006      2.173          2.715           17,464
                                                       2005      1.748          2.173           19,543
                                                       2004      1.437          1.748            8,413
                                                       2003      1.000          1.437            4,337

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (3/03)...................................  2008      2.319          1.348           30,384
                                                       2007      2.060          2.319           93,644
                                                       2006      1.739          2.060           95,078
                                                       2005      1.618          1.739           99,690
                                                       2004      1.400          1.618           14,636
                                                       2003      1.000          1.400               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.652          1.963               --
                                                       2005      1.556          1.652           20,050
                                                       2004      1.375          1.556           18,822
                                                       2003      1.000          1.375            3,779

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (3/03).....................................  2008      2.208          1.209               --
                                                       2007      1.860          2.208               --
                                                       2006      1.683          1.860               --
                                                       2005      1.540          1.683               --
                                                       2004      1.311          1.540               --
                                                       2003      1.000          1.311               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.507          1.678               --
                                                       2005      1.486          1.507            7,009
                                                       2004      1.326          1.486            7,329
                                                       2003      1.000          1.326               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (3/03).............................................  2007      1.427          1.514               --
                                                       2006      1.363          1.427               --
                                                       2005      1.314          1.363               --
                                                       2004      1.310          1.314               --
                                                       2003      1.000          1.310               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (3/03).............................................  2008      1.589          0.923            8,954
                                                       2007      1.605          1.589            9,483
                                                       2006      1.512          1.605               --
                                                       2005      1.389          1.512               --
                                                       2004      1.295          1.389               --
                                                       2003      1.000          1.295               --

  LMPVET Appreciation Subaccount (Class I) (3/03)....  2008      1.556          1.073            9,733
                                                       2007      1.472          1.556           10,206
                                                       2006      1.314          1.472               --
                                                       2005      1.292          1.314               --
                                                       2004      1.218          1.292               --
                                                       2003      1.000          1.218               --

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2008      1.487          1.023               --
                                                       2007      1.491          1.487               --

  LMPVET Capital and Income Subaccount (Class II)
  (3/03).............................................  2008      1.366          0.867               --
                                                       2007      1.330          1.366               --
                                                       2006      1.234          1.330               --
                                                       2005      1.213          1.234               --
                                                       2004      1.185          1.213               --
                                                       2003      1.000          1.185               --

  LMPVET Capital Subaccount (3/03)...................  2008      1.503          0.848           18,917
                                                       2007      1.514          1.503           18,917
                                                       2006      1.366          1.514           18,917
                                                       2005      1.331          1.366           18,917
                                                       2004      1.279          1.331               --
                                                       2003      1.000          1.279               --

  LMPVET Dividend Strategy Subaccount (3/03).........  2008      1.418          0.987               --
                                                       2007      1.366          1.418               --
                                                       2006      1.187          1.366               --
                                                       2005      1.219          1.187               --
                                                       2004      1.209          1.219               --
                                                       2003      1.000          1.209               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (3/03)...  2008      1.579          0.963               --
                                                       2007      1.543          1.579               --
                                                       2006      1.374          1.543           19,303
                                                       2005      1.352          1.374           19,303
                                                       2004      1.257          1.352           19,303
                                                       2003      1.000          1.257           19,303

  LMPVET Fundamental Value Subaccount (Class I)
  (3/03).............................................  2008      1.701          1.052               --
                                                       2007      1.723          1.701               --
                                                       2006      1.512          1.723               --
                                                       2005      1.480          1.512               --
                                                       2004      1.402          1.480               --
                                                       2003      1.000          1.402               --

  LMPVET Global Equity Subaccount (3/03).............  2008      1.673          0.958               --
                                                       2007      1.636          1.673               --
                                                       2006      1.456          1.636               --
                                                       2005      1.401          1.456               --
                                                       2004      1.303          1.401               --
                                                       2003      1.000          1.303               --

  LMPVET Investors Subaccount (Class I) (3/03).......  2008      1.727          1.084               --
                                                       2007      1.705          1.727               --
                                                       2006      1.478          1.705               --
                                                       2005      1.422          1.478            7,044
                                                       2004      1.321          1.422            7,368
                                                       2003      1.000          1.321               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (3/03).............................................  2008      1.449          0.886               --
                                                       2007      1.411          1.449               --
                                                       2006      1.383          1.411               --
                                                       2005      1.348          1.383               --
                                                       2004      1.377          1.348               --
                                                       2003      1.000          1.377               --

  LMPVET Mid Cap Core Subaccount (Class I) (3/03)....  2008      1.720          1.086               --
                                                       2007      1.646          1.720               --
                                                       2006      1.470          1.646               --
                                                       2005      1.391          1.470               --
                                                       2004      1.292          1.391               --
                                                       2003      1.000          1.292               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (3/03)............................  2007      1.453          1.469               --
                                                       2006      1.327          1.453               --
                                                       2005      1.314          1.327               --
                                                       2004      1.262          1.314               --
                                                       2003      1.000          1.262               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (3/03).............................................  2008      2.066          1.194            4,386
                                                       2007      1.925          2.066            4,386
                                                       2006      1.751          1.925            4,386
                                                       2005      1.711          1.751            4,386
                                                       2004      1.524          1.711            4,787
                                                       2003      1.000          1.524            2,732

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2008      0.985          0.757               --
                                                       2007      0.996          0.985               --
                                                       2006      0.981          0.996               --
                                                       2005      0.983          0.981            3,567
                                                       2004      0.996          0.983            3,300
                                                       2003      1.000          0.996               --

  LMPVIT Diversified Strategic Income Subaccount
  (3/03).............................................  2008      1.141          0.961               --
                                                       2007      1.147          1.141               --
                                                       2006      1.116          1.147               --
                                                       2005      1.115          1.116               --
                                                       2004      1.071          1.115               --
                                                       2003      1.000          1.071               --

  LMPVIT High Income Subaccount (3/03)...............  2008      1.346          0.919               --
                                                       2007      1.376          1.346               --
                                                       2006      1.271          1.376               --
                                                       2005      1.270          1.271               --
                                                       2004      1.179          1.270               --
                                                       2003      1.000          1.179               --

  LMPVIT Money Market Subaccount (3/03)..............  2008      1.015          1.016               --
                                                       2007      0.992          1.015               --
                                                       2006      0.972          0.992               --
                                                       2005      0.970          0.972               --
                                                       2004      0.985          0.970               --
                                                       2003      1.000          0.985               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (3/03)...................................  2007      1.818          1.934               --
                                                       2006      1.651          1.818               --
                                                       2005      1.614          1.651               --
                                                       2004      1.431          1.614               --
                                                       2003      1.000          1.431               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).........  2007      1.727          1.807               --
                                                       2006      1.499          1.727            5,611
                                                       2005      1.477          1.499           16,304
                                                       2004      1.399          1.477           14,411
                                                       2003      1.000          1.399            1,350

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.564          1.620               --
                                                       2006      1.367          1.564           20,683
                                                       2005      1.357          1.367           21,820
                                                       2004      1.235          1.357           21,310
                                                       2003      1.000          1.235            5,744

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.748          1.921               --
                                                       2006      1.597          1.748           17,088
                                                       2005      1.513          1.597           16,868
                                                       2004      1.250          1.513           19,028
                                                       2003      1.000          1.250            3,279

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (1/70).............................................  2007      1.664          1.740               --
                                                       2006      1.581          1.664           21,800

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2008      1.728          1.056           20,014
                                                       2007      1.725          1.728           21,801

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/07)..........................................  2008      1.008          0.574               --
                                                       2007      1.213          1.008               --
                                                       2006      1.003          1.213            9,489

  MIST Dreman Small Cap Value Subaccount (Class A)
  (1/70).............................................  2008      1.144          0.834               --
                                                       2007      1.184          1.144            5,684
                                                       2006      1.118          1.184               --

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2008      1.930          1.116            5,892
                                                       2007      1.996          1.930            8,175
                                                       2006      1.822          1.996            8,121

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Janus Forty Subaccount (Class A) (1/70).......  2008      2.119          1.201            2,156
                                                       2007      1.665          2.119               --
                                                       2006      1.634          1.665            4,262

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2008      1.051          0.632               --
                                                       2007      1.193          1.051               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70) *.................................  2008      1.082          0.672               --
                                                       2007      1.069          1.082               --
                                                       2006      1.001          1.069               --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (1/70) *...........................................  2008      1.045          0.624           31,222
                                                       2007      1.065          1.045           30,627
                                                       2006      0.970          1.065               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2008      1.572          0.879               --
                                                       2007      1.440          1.572               --
                                                       2006      1.467          1.440            4,123

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2008      1.314          0.787               --
                                                       2007      1.210          1.314               --
                                                       2006      1.226          1.210               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2008      3.097          1.410           12,738

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2008      2.375          1.335               --
                                                       2007      2.275          2.375               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2008      1.161          1.058           19,162
                                                       2007      1.103          1.161           25,960

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2008      1.567          1.026               --
                                                       2007      1.530          1.567               --
                                                       2006      1.432          1.530               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.097          1.207               --
                                                       2006      1.048          1.097               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2008      1.186          1.032            3,230
                                                       2007      1.140          1.186               --
                                                       2006      1.108          1.140               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70) *........................................  2008      0.967          0.662           32,586
                                                       2007      1.023          0.967           34,986
                                                       2006      1.003          1.023           29,909

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2008      1.766          0.934            4,904
                                                       2007      1.504          1.766            8,938
                                                       2006      1.550          1.504            7,581

  MSF BlackRock Bond Income Subaccount (Class E)
  (1/70).............................................  2008      1.085          1.021               --
                                                       2007      1.049          1.085               --
                                                       2006      1.000          1.049               --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2008      1.342          0.782               --
                                                       2007      1.378          1.342               --
                                                       2006      1.000          1.378               --

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2008      1.409          0.759            4,957
                                                       2007      1.390          1.409            5,198
                                                       2006      1.380          1.390           19,765

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2008      1.557          0.926            9,301
                                                       2007      1.534          1.557            9,753
                                                       2006      1.504          1.534           18,479

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2008      1.450          0.956               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/70)..........................................  2008      1.061          0.616               --
                                                       2007      1.054          1.061               --
                                                       2006      1.002          1.054               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (1/70)...................................  2008      1.067          0.891               --
                                                       2007      1.036          1.067               --
                                                       2006      1.001          1.036               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (1/70)........................  2008      1.066          0.815               --
                                                       2007      1.043          1.066               --
                                                       2006      1.002          1.043               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (1/70)..........................................  2008      1.067          0.742          115,025
                                                       2007      1.048          1.067          115,025
                                                       2006      1.002          1.048          115,025

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (1/70)........................  2008      1.066          0.675               --
                                                       2007      1.053          1.066               --
                                                       2006      1.002          1.053               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (1/70).............................................  2008      1.412          1.070           24,779
                                                       2007      1.390          1.412           19,670
                                                       2006      1.308          1.390           20,557

  MSF MFS(R) Value Subaccount (Class A) (1/70).......  2008      1.437          1.020               --
                                                       2007      1.369          1.437           49,376
                                                       2006      1.246          1.369           50,405

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2008      1.083          0.628          103,541
                                                       2007      1.045          1.083           93,814
                                                       2006      0.996          1.045          113,754

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (1/70)...................................  2008      1.131          0.640               --
                                                       2007      1.062          1.131               --
                                                       2006      0.998          1.062               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.081          1.099               --
                                                       2006      1.100          1.081           27,213
                                                       2005      1.105          1.100           28,366
                                                       2004      1.040          1.105           26,894
                                                       2003      1.000          1.040               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)......................................  2008      1.116          1.141           44,743
                                                       2007      1.052          1.116           49,474
                                                       2006      1.039          1.052           65,603
                                                       2005      1.040          1.039           65,182
                                                       2004      1.017          1.040           97,579
                                                       2003      1.000          1.017           20,129

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).........................................  2007      2.119          2.288               --
                                                       2006      1.701          2.119               --
                                                       2005      1.555          1.701               --
                                                       2004      1.372          1.555               --
                                                       2003      1.000          1.372               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/03).............................................  2007      2.261          2.407               --
                                                       2006      1.976          2.261            4,315
                                                       2005      1.893          1.976            5,279
                                                       2004      1.538          1.893            4,707
                                                       2003      1.000          1.538            2,746

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (3/03).............................................  2006      1.381          1.467               --
                                                       2005      1.303          1.381            4,123
                                                       2004      1.254          1.303            4,123
                                                       2003      1.000          1.254            4,123

  Travelers Equity Income Subaccount (3/03)..........  2006      1.436          1.504               --
                                                       2005      1.409          1.436           25,801
                                                       2004      1.315          1.409           26,137
                                                       2003      1.000          1.315           19,911

  Travelers Large Cap Subaccount (3/03)..............  2006      1.343          1.380               --
                                                       2005      1.267          1.343           19,765
                                                       2004      1.219          1.267           19,765
                                                       2003      1.000          1.219           19,765

  Travelers Managed Allocation Series: Aggressive
  Subaccount (9/05)..................................  2006      1.024          1.086               --
                                                       2005      1.000          1.024               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)..................................  2006      1.006          1.006               --
                                                       2005      1.000          1.006               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.035          1.068               --
                                                       2005      1.000          1.035          107,862

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (6/05).......................  2006      1.047          1.089               --
                                                       2005      1.000          1.047               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.021          1.037               --
                                                       2005      1.000          1.021               --

  Travelers Managed Income Subaccount (3/03).........  2006      1.029          1.017               --
                                                       2005      1.041          1.029               --
                                                       2004      1.038          1.041               --
                                                       2003      1.000          1.038               --

  Travelers Mercury Large Cap Core Subaccount
  (3/03).............................................  2006      1.493          1.581               --
                                                       2005      1.366          1.493           19,236
                                                       2004      1.209          1.366           39,462
                                                       2003      1.000          1.209            3,277

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (3/03)..  2006      1.469          1.550               --
                                                       2005      1.461          1.469            4,904
                                                       2004      1.313          1.461            5,352
                                                       2003      1.000          1.313            4,392

  Travelers MFS(R) Total Return Subaccount (3/03)....  2006      1.271          1.308               --
                                                       2005      1.265          1.271           36,705
                                                       2004      1.164          1.265           37,352
                                                       2003      1.000          1.164           11,563

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.157          1.246               --
                                                       2005      1.114          1.157           48,483
                                                       2004      1.000          1.114            4,865

  Travelers Mondrian International Stock Subaccount
  (3/03).............................................  2006      1.591          1.822               --
                                                       2005      1.489          1.591            7,085
                                                       2004      1.319          1.489            5,892
                                                       2003      1.000          1.319               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.353          1.432               --
                                                       2005      1.309          1.353               --
                                                       2004      1.208          1.309               --
                                                       2003      1.000          1.208               --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      0.999          1.048               --
                                                       2005      1.000          0.999               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.100          1.108               --
                                                       2005      1.088          1.100            1,617
                                                       2004      1.000          1.088            1,587

  Travelers Strategic Equity Subaccount (3/03).......  2006      1.353          1.408               --
                                                       2005      1.360          1.353               --
                                                       2004      1.265          1.360               --
                                                       2003      1.000          1.265               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.068          1.226               --
                                                       2005      1.000          1.068               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.977          1.118               --
                                                       2005      1.000          0.977               --

  Travelers Van Kampen Enterprise Subaccount (3/03)..  2006      1.303          1.348               --
                                                       2005      1.239          1.303               --
                                                       2004      1.223          1.239               --
                                                       2003      1.000          1.223               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class I)
  (3/03).............................................  2008      1.520          1.446               --
                                                       2007      1.333          1.520               --
                                                       2006      1.328          1.333               --
                                                       2005      1.262          1.328               --
                                                       2004      1.209          1.262               --
                                                       2003      1.000          1.209               --




                VINTAGE ACCESS -- SEPARATE ACCOUNT CHARGES 2.60%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (3/03)...................................  2006      1.442          1.502               --
                                                       2005      1.414          1.442            4,572
                                                       2004      1.305          1.414            4,572
                                                       2003      1.000          1.305               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/03)...................................  2006      1.403          1.359               --
                                                       2005      1.254          1.403               --
                                                       2004      1.188          1.254               --
                                                       2003      1.000          1.188               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (3/03).............................................  2008      2.202          1.322            4,136
                                                       2007      1.968          2.202           10,823
                                                       2006      1.677          1.968           43,407
                                                       2005      1.509          1.677           38,073
                                                       2004      1.365          1.509           59,747
                                                       2003      1.000          1.365           28,454

  American Funds Growth Subaccount (Class 2) (3/03)..  2008      1.958          1.069          161,563
                                                       2007      1.789          1.958          157,758
                                                       2006      1.666          1.789          249,646
                                                       2005      1.471          1.666          394,473
                                                       2004      1.342          1.471          336,973
                                                       2003      1.000          1.342          213,259

  American Funds Growth-Income Subaccount (Class 2)
  (3/03).............................................  2008      1.673          1.013           54,802
                                                       2007      1.635          1.673          132,429
                                                       2006      1.456          1.635          268,385
                                                       2005      1.412          1.456          417,857
                                                       2004      1.313          1.412          370,409
                                                       2003      1.000          1.313          284,259

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (3/03)...................  2006      1.652          1.629               --
                                                       2005      1.434          1.652               --
                                                       2004      1.231          1.434               --
                                                       2003      1.000          1.231               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/03).............................................  2006      1.728          2.234               --
                                                       2005      1.655          1.728               --
                                                       2004      1.293          1.655               --
                                                       2003      1.000          1.293               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.282          1.389               --
                                                       2005      1.194          1.282               --
                                                       2004      1.073          1.194               --
                                                       2003      1.000          1.073               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.279          1.421               --
                                                       2005      1.192          1.279               --
                                                       2004      1.066          1.192               --
                                                       2003      1.000          1.066               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (3/03)......................................  2008      2.040          1.141           58,121
                                                       2007      1.782          2.040           58,121
                                                       2006      1.639          1.782          103,297
                                                       2005      1.439          1.639          102,362
                                                       2004      1.281          1.439           41,517
                                                       2003      1.000          1.281           33,217

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/03).............................................  2008      2.465          1.450               --
                                                       2007      2.193          2.465            7,360
                                                       2006      2.003          2.193           35,867
                                                       2005      1.741          2.003           37,911
                                                       2004      1.434          1.741           84,851
                                                       2003      1.000          1.434           15,148

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2008      1.195          0.819               --
                                                       2007      1.182          1.195               --
                                                       2006      1.026          1.182               --
                                                       2005      1.000          1.026               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (3/03)........................  2008      1.768          0.991           59,213
                                                       2007      1.632          1.768           59,215
                                                       2006      1.541          1.632           98,316
                                                       2005      1.509          1.541          235,452
                                                       2004      1.389          1.509          185,546
                                                       2003      1.000          1.389          103,605

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (3/03)..........................................  2006      1.485          1.713               --
                                                       2005      1.378          1.485           41,167
                                                       2004      1.256          1.378           38,643
                                                       2003      1.000          1.256           46,060

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.394          3.078               --
                                                       2007      2.705          3.394            7,601
                                                       2006      2.167          2.705            7,601
                                                       2005      1.745          2.167            7,607
                                                       2004      1.436          1.745            7,614
                                                       2003      1.000          1.436            7,622

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (3/03)...................................  2008      2.308          1.341            2,026
                                                       2007      2.052          2.308            6,705
                                                       2006      1.734          2.052           55,756
                                                       2005      1.615          1.734          302,976
                                                       2004      1.398          1.615          240,631
                                                       2003      1.000          1.398          103,046

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.647          1.955               --
                                                       2005      1.553          1.647               --
                                                       2004      1.374          1.553               --
                                                       2003      1.000          1.374               --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (3/03).....................................  2008      2.197          1.202           10,247
                                                       2007      1.853          2.197           10,247
                                                       2006      1.678          1.853           10,247
                                                       2005      1.537          1.678           10,252
                                                       2004      1.309          1.537           10,574
                                                       2003      1.000          1.309            7,122

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.503          1.673               --
                                                       2005      1.483          1.503            4,230
                                                       2004      1.325          1.483               --
                                                       2003      1.000          1.325               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (3/03).............................................  2007      1.421          1.508               --
                                                       2006      1.359          1.421               --
                                                       2005      1.312          1.359               --
                                                       2004      1.309          1.312           52,806
                                                       2003      1.000          1.309               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (3/03).............................................  2008      1.581          0.918           62,981
                                                       2007      1.599          1.581           85,888
                                                       2006      1.508          1.599          173,603
                                                       2005      1.386          1.508          395,731
                                                       2004      1.294          1.386          322,513
                                                       2003      1.000          1.294          167,057

  LMPVET Appreciation Subaccount (Class I) (3/03)....  2008      1.549          1.067           49,576
                                                       2007      1.466          1.549           62,825
                                                       2006      1.311          1.466          147,414
                                                       2005      1.290          1.311          205,973
                                                       2004      1.217          1.290          154,809
                                                       2003      1.000          1.217           61,742

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2008      1.479          1.017               --
                                                       2007      1.484          1.479               --

  LMPVET Capital and Income Subaccount (Class II)
  (3/03).............................................  2008      1.360          0.862           21,403
                                                       2007      1.325          1.360           21,441
                                                       2006      1.230          1.325           21,475
                                                       2005      1.211          1.230          250,574
                                                       2004      1.184          1.211          393,683
                                                       2003      1.000          1.184          294,612

  LMPVET Capital Subaccount (3/03)...................  2008      1.496          0.844          109,492
                                                       2007      1.508          1.496          329,857
                                                       2006      1.362          1.508          432,414
                                                       2005      1.328          1.362          446,627
                                                       2004      1.278          1.328          427,155
                                                       2003      1.000          1.278          322,330

  LMPVET Dividend Strategy Subaccount (3/03).........  2008      1.411          0.982               --
                                                       2007      1.360          1.411               --
                                                       2006      1.184          1.360               --
                                                       2005      1.217          1.184               --
                                                       2004      1.209          1.217               --
                                                       2003      1.000          1.209               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (3/03)...  2008      1.572          0.957               --
                                                       2007      1.538          1.572               --
                                                       2006      1.371          1.538               --
                                                       2005      1.349          1.371               --
                                                       2004      1.256          1.349               --
                                                       2003      1.000          1.256               --

  LMPVET Fundamental Value Subaccount (Class I)
  (3/03).............................................  2008      1.693          1.046           91,151
                                                       2007      1.716          1.693          118,009
                                                       2006      1.508          1.716          145,495
                                                       2005      1.477          1.508          182,614
                                                       2004      1.401          1.477           75,024
                                                       2003      1.000          1.401           76,576

  LMPVET Global Equity Subaccount (3/03).............  2008      1.665          0.952               --
                                                       2007      1.629          1.665               --
                                                       2006      1.452          1.629               --
                                                       2005      1.398          1.452               --
                                                       2004      1.302          1.398               --
                                                       2003      1.000          1.302               --

  LMPVET Investors Subaccount (Class I) (3/03).......  2008      1.719          1.078            4,447
                                                       2007      1.698          1.719            4,878
                                                       2006      1.474          1.698           12,069
                                                       2005      1.420          1.474           11,934
                                                       2004      1.320          1.420            4,716
                                                       2003      1.000          1.320            4,204

  LMPVET Large Cap Growth Subaccount (Class I)
  (3/03).............................................  2008      1.442          0.881           45,432
                                                       2007      1.406          1.442           59,406
                                                       2006      1.379          1.406           99,250
                                                       2005      1.345          1.379          102,759
                                                       2004      1.376          1.345           49,178
                                                       2003      1.000          1.376           44,935

  LMPVET Mid Cap Core Subaccount (Class I) (3/03)....  2008      1.711          1.079               --
                                                       2007      1.640          1.711               --
                                                       2006      1.466          1.640               --
                                                       2005      1.389          1.466               --
                                                       2004      1.291          1.389               --
                                                       2003      1.000          1.291               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (3/03)............................  2007      1.448          1.462               --
                                                       2006      1.323          1.448          153,049
                                                       2005      1.312          1.323          160,549
                                                       2004      1.261          1.312          160,549
                                                       2003      1.000          1.261          103,223

  LMPVET Small Cap Growth Subaccount (Class I)
  (3/03).............................................  2008      2.056          1.187               --
                                                       2007      1.918          2.056               --
                                                       2006      1.746          1.918               --
                                                       2005      1.708          1.746               --
                                                       2004      1.523          1.708           48,483
                                                       2003      1.000          1.523            5,421

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2008      0.981          0.753            7,548
                                                       2007      0.993          0.981            7,564
                                                       2006      0.979          0.993            7,578
                                                       2005      0.982          0.979            7,592
                                                       2004      0.996          0.982            7,607
                                                       2003      1.000          0.996               --

  LMPVIT Diversified Strategic Income Subaccount
  (3/03).............................................  2008      1.135          0.956               --
                                                       2007      1.143          1.135               --
                                                       2006      1.113          1.143               --
                                                       2005      1.113          1.113               --
                                                       2004      1.071          1.113               --
                                                       2003      1.000          1.071               --

  LMPVIT High Income Subaccount (3/03)...............  2008      1.340          0.914               --
                                                       2007      1.371          1.340               --
                                                       2006      1.268          1.371           25,434
                                                       2005      1.268          1.268           25,434
                                                       2004      1.178          1.268           17,480
                                                       2003      1.000          1.178           13,312

  LMPVIT Money Market Subaccount (3/03)..............  2008      1.010          1.010               --
                                                       2007      0.988          1.010          303,934
                                                       2006      0.970          0.988               --
                                                       2005      0.968          0.970          360,719
                                                       2004      0.985          0.968          413,121
                                                       2003      1.000          0.985               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (3/03)...................................  2007      1.811          1.926               --
                                                       2006      1.646          1.811               --
                                                       2005      1.611          1.646               --
                                                       2004      1.430          1.611               --
                                                       2003      1.000          1.430               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).........  2007      1.721          1.800               --
                                                       2006      1.495          1.721            7,535
                                                       2005      1.475          1.495            7,535
                                                       2004      1.398          1.475            7,535
                                                       2003      1.000          1.398            7,535

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.558          1.614               --
                                                       2006      1.363          1.558           74,229
                                                       2005      1.355          1.363           74,229
                                                       2004      1.235          1.355               --
                                                       2003      1.000          1.235               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.742          1.913               --
                                                       2006      1.593          1.742            1,117
                                                       2005      1.510          1.593            1,119
                                                       2004      1.250          1.510            1,121
                                                       2003      1.000          1.250               --

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (1/70).............................................  2007      1.658          1.733               --
                                                       2006      1.576          1.658           28,836

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2008      1.720          1.050           28,836
                                                       2007      1.718          1.720           28,836

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/07)..........................................  2008      1.006          0.573               --
                                                       2007      1.212          1.006               --
                                                       2006      1.003          1.212               --

  MIST Dreman Small Cap Value Subaccount (Class A)
  (1/70).............................................  2008      1.141          0.831               --
                                                       2007      1.183          1.141               --
                                                       2006      1.117          1.183               --

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2008      1.921          1.109           77,780
                                                       2007      1.988          1.921           42,769
                                                       2006      1.817          1.988           42,349

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Janus Forty Subaccount (Class A) (1/70).......  2008      2.109          1.194               --
                                                       2007      1.659          2.109               --
                                                       2006      1.629          1.659               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2008      1.048          0.630               --
                                                       2007      1.191          1.048               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70) *.................................  2008      1.080          0.670          108,117
                                                       2007      1.069          1.080          108,117
                                                       2006      1.001          1.069           67,201

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (1/70) *...........................................  2008      1.043          0.622               --
                                                       2007      1.065          1.043            1,825
                                                       2006      0.970          1.065               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2008      1.564          0.874               --
                                                       2007      1.435          1.564               --
                                                       2006      1.462          1.435               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2008      1.311          0.784               --
                                                       2007      1.208          1.311               --
                                                       2006      1.225          1.208               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2008      3.082          1.402            7,601

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2008      2.364          1.327            4,243
                                                       2007      2.266          2.364            4,481

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2008      1.156          1.052           29,019
                                                       2007      1.099          1.156            4,280

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2008      1.560          1.021               --
                                                       2007      1.525          1.560               --
                                                       2006      1.428          1.525               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.095          1.205               --
                                                       2006      1.047          1.095               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2008      1.182          1.028               --
                                                       2007      1.137          1.182               --
                                                       2006      1.105          1.137               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70) *........................................  2008      0.965          0.660            7,915
                                                       2007      1.022          0.965            7,915
                                                       2006      1.003          1.022            7,061

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2008      1.757          0.929           10,749
                                                       2007      1.498          1.757           11,628
                                                       2006      1.545          1.498           11,263

  MSF BlackRock Bond Income Subaccount (Class E)
  (1/70).............................................  2008      1.080          1.015               --
                                                       2007      1.045          1.080               --
                                                       2006      1.000          1.045               --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2008      1.336          0.778               --
                                                       2007      1.372          1.336               --
                                                       2006      1.000          1.372               --

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2008      1.403          0.754           12,957
                                                       2007      1.385          1.403           12,957
                                                       2006      1.376          1.385           12,957

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2008      1.549          0.921            4,948
                                                       2007      1.528          1.549            4,953
                                                       2006      1.499          1.528           32,034

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2008      1.442          0.950               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/70)..........................................  2008      1.060          0.615               --
                                                       2007      1.053          1.060           73,742
                                                       2006      1.002          1.053               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (1/70)...................................  2008      1.065          0.889               --
                                                       2007      1.036          1.065               --
                                                       2006      1.001          1.036               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (1/70)........................  2008      1.064          0.813               --
                                                       2007      1.042          1.064               --
                                                       2006      1.002          1.042               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (1/70)..........................................  2008      1.065          0.740               --
                                                       2007      1.047          1.065               --
                                                       2006      1.002          1.047               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (1/70)........................  2008      1.065          0.673               --
                                                       2007      1.052          1.065               --
                                                       2006      1.002          1.052               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (1/70).............................................  2008      1.405          1.063           11,292
                                                       2007      1.384          1.405           11,292
                                                       2006      1.304          1.384           32,472

  MSF MFS(R) Value Subaccount (Class A) (1/70).......  2008      1.432          1.009               --
                                                       2007      1.365          1.432               --
                                                       2006      1.244          1.365               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2008      1.081          0.626               --
                                                       2007      1.044          1.081               --
                                                       2006      0.996          1.044               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (1/70)...................................  2008      1.129          0.638               --
                                                       2007      1.062          1.129               --
                                                       2006      0.998          1.062               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.077          1.094               --
                                                       2006      1.097          1.077            4,280
                                                       2005      1.103          1.097            4,280
                                                       2004      1.039          1.103            4,712
                                                       2003      1.000          1.039               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)......................................  2008      1.111          1.134           37,005
                                                       2007      1.048          1.111            6,322
                                                       2006      1.036          1.048          158,270
                                                       2005      1.038          1.036          227,350
                                                       2004      1.016          1.038          214,405
                                                       2003      1.000          1.016          211,805

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).........................................  2007      2.111          2.278               --
                                                       2006      1.697          2.111            8,962
                                                       2005      1.552          1.697            4,657
                                                       2004      1.371          1.552            4,754
                                                       2003      1.000          1.371            4,592

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/03).............................................  2007      2.252          2.397               --
                                                       2006      1.971          2.252               --
                                                       2005      1.890          1.971               --
                                                       2004      1.536          1.890               --
                                                       2003      1.000          1.536               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (3/03).............................................  2006      1.378          1.462               --
                                                       2005      1.300          1.378               --
                                                       2004      1.253          1.300               --
                                                       2003      1.000          1.253               --

  Travelers Equity Income Subaccount (3/03)..........  2006      1.432          1.499               --
                                                       2005      1.406          1.432          106,938
                                                       2004      1.314          1.406           83,752
                                                       2003      1.000          1.314            4,973

  Travelers Large Cap Subaccount (3/03)..............  2006      1.339          1.376               --
                                                       2005      1.265          1.339           12,957
                                                       2004      1.219          1.265           12,957
                                                       2003      1.000          1.219           25,838

  Travelers Managed Allocation Series: Aggressive
  Subaccount (9/05)..................................  2006      1.024          1.085               --
                                                       2005      1.000          1.024               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)..................................  2006      1.005          1.006               --
                                                       2005      1.000          1.005               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.034          1.067               --
                                                       2005      1.000          1.034               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (6/05).......................  2006      1.047          1.088               --
                                                       2005      1.000          1.047               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.020          1.037               --
                                                       2005      1.000          1.020               --

  Travelers Managed Income Subaccount (3/03).........  2006      1.026          1.013               --
                                                       2005      1.039          1.026               --
                                                       2004      1.037          1.039               --
                                                       2003      1.000          1.037               --

  Travelers Mercury Large Cap Core Subaccount
  (3/03).............................................  2006      1.489          1.576               --
                                                       2005      1.364          1.489           28,836
                                                       2004      1.208          1.364               --
                                                       2003      1.000          1.208               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (3/03)..  2006      1.465          1.545               --
                                                       2005      1.459          1.465           11,157
                                                       2004      1.312          1.459               --
                                                       2003      1.000          1.312               --

  Travelers MFS(R) Total Return Subaccount (3/03)....  2006      1.267          1.304               --
                                                       2005      1.263          1.267           32,472
                                                       2004      1.163          1.263           25,673
                                                       2003      1.000          1.163            8,981

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.155          1.244               --
                                                       2005      1.113          1.155               --
                                                       2004      1.000          1.113               --

  Travelers Mondrian International Stock Subaccount
  (3/03).............................................  2006      1.587          1.817               --
                                                       2005      1.487          1.587           42,349
                                                       2004      1.318          1.487            6,192
                                                       2003      1.000          1.318           12,320

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.350          1.428               --
                                                       2005      1.307          1.350               --
                                                       2004      1.207          1.307           43,393
                                                       2003      1.000          1.207               --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      0.998          1.047               --
                                                       2005      1.000          0.998               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.098          1.105               --
                                                       2005      1.087          1.098               --
                                                       2004      1.000          1.087           28,951

  Travelers Strategic Equity Subaccount (3/03).......  2006      1.350          1.404               --
                                                       2005      1.357          1.350               --
                                                       2004      1.264          1.357               --
                                                       2003      1.000          1.264               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.068          1.225               --
                                                       2005      1.000          1.068               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.977          1.117               --
                                                       2005      1.000          0.977               --

  Travelers Van Kampen Enterprise Subaccount (3/03)..  2006      1.299          1.344               --
                                                       2005      1.237          1.299               --
                                                       2004      1.222          1.237               --
                                                       2003      1.000          1.222               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class I)
  (3/03).............................................  2008      1.513          1.439               --
                                                       2007      1.328          1.513            1,229
                                                       2006      1.325          1.328            1,231
                                                       2005      1.260          1.325            1,233
                                                       2004      1.208          1.260            1,236
                                                       2003      1.000          1.208               --




---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2008.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2008 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities VI Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc..-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Van Kampen Enterprise Portfolio merged into Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Multiple Discipline Portfolio -- Large Cap Growth and Value merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

ANNUAL REPORT

DECEMBER 31, 2008

METLIFE OF CT SEPARATE ACCOUNT ELEVEN

FOR VARIABLE ANNUITIES

OF

METLIFE INSURANCE COMPANY OF CONNECTICUT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
MetLife of CT Separate Account Eleven for Variable Annuities and the Board of Directors of MetLife Insurance Company of Connecticut:

We have audited the accompanying statements of assets and liabilities of MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account") of MetLife Insurance Company of Connecticut (the "Company") comprising each of the individual Subaccounts listed in Appendix A as of December 31, 2008, and the related statements of operations for each of the periods presented in the year then ended, and the statements of changes in net assets for each of the periods presented in the two years then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2008, the results of their operations for each of the periods presented in the year then ended, and the changes in their net assets for each of the periods presented in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, FL
March 31, 2009

APPENDIX A

AIM V.I. Utilities Subaccount
Alger American Capital Appreciation Subaccount
AllianceBernstein Global Technology Subaccount
American Funds Bond Subaccount
American Funds Global Growth Subaccount
American Funds Global Small Capitalization
Subaccount
American Funds Growth Subaccount
American Funds Growth-Income Subaccount
Credit Suisse Trust Global Small Cap Subaccount
Delaware VIP Small Cap Value Subaccount
Dreyfus Socially Responsible Growth Subaccount
DWSI Capital Growth Subaccount
DWSI Global Opportunities Subaccount
DWSI Health Care Subaccount
DWSII Dreman Small Cap Value Subaccount
DWSII Government & Agency Subaccount
DWSII Conservative Allocation Subaccount
DWSII Global Thematic Subaccount
DWSII Growth Allocation Subaccount
DWSII Moderate Allocation Subaccount
DWSII Technology Subaccount
Fidelity VIP Contrafund Subaccount
Fidelity VIP Dynamic Capital Appreciation
Subaccount
Fidelity VIP Equity-Income Subaccount
Fidelity VIP High Income Subaccount
Fidelity VIP Mid Cap Subaccount
FTVIPT Franklin Mutual Shares Securities Subaccount
FTVIPT Franklin Income Securities Subaccount
FTVIPT Franklin Rising Dividends Securities
Subaccount
FTVIPT Franklin Small-Mid Cap Growth Securities
Subaccount
FTVIPT Franklin Templeton Developing Markets
Securities Subaccount
FTVIPT Franklin Templeton Foreign Securities
Subaccount
FTVIPT Franklin Templeton Growth Securities
Subaccount
Janus Aspen Forty Subaccount
Janus Aspen Global Life Sciences Subaccount
Janus Aspen Global Technology Subaccount
Janus Aspen International Growth Subaccount
Janus Aspen Mid Cap Growth Subaccount
Janus Aspen Mid Cap Value Subaccount
Janus Aspen Worldwide Growth Subaccount
LMPVET Aggressive Growth Subaccount
LMPVET Appreciation Subaccount
LMPVET Capital and Income Subaccount
LMPVET Capital Subaccount

LMPVET Dividend Strategy Subaccount
LMPVET Equity Index Subaccount
LMPVET Fundamental Value Subaccount
LMPVET Global Equity Subaccount
LMPVET International All Cap Opportunity
Subaccount
LMPVET Investors Subaccount
LMPVET Large Cap Growth Subaccount
LMPVET Lifestyle Allocation 50% Subaccount
LMPVET Lifestyle Allocation 70% Subaccount
LMPVET Lifestyle Allocation 85% Subaccount
LMPVET Mid Cap Core Subaccount
LMPVET Small Cap Growth Subaccount
LMPVET Social Awareness Subaccount
LMPVIT Adjustable Rate Income Subaccount
LMPVIT Diversified Strategic Income Subaccount
LMPVIT Global High Yield Bond Subaccount
LMPVIT High Income Subaccount
LMPVIT Money Market Subaccount
LMPVIT Strategic Bond Subaccount
MIST American Funds Balanced Allocation
Subaccount
MIST American Funds Growth Allocation Subaccount
MIST American Funds Moderate Allocation
Subaccount
MIST Batterymarch Growth and Income Subaccount
MIST BlackRock High Yield Subaccount
MIST BlackRock Large Cap Core Subaccount
MIST Clarion Global Real Estate Subaccount
MIST Dreman Small Cap Value Subaccount
MIST Harris Oakmark International Subaccount
MIST Janus Forty Subaccount
MIST Lazard Mid Cap Subaccount
MIST Legg Mason Partners Aggressive Growth
Subaccount
MIST Legg Mason Partners Managed Assets
Subaccount
MIST Legg Mason Value Equity Subaccount
MIST Loomis Sayles Global Markets Subaccount
MIST Lord Abbett Bond Debenture Subaccount
MIST Lord Abbett Growth and Income Subaccount
MIST Lord Abbett Mid Cap Value Subaccount
MIST Met/AIM Capital Appreciation Subaccount
MIST Met/AIM Small Cap Growth Subaccount
MIST Met/Franklin Mutual Shares Subaccount
MIST MFS Emerging Markets Equity Subaccount
MIST MFS Research International Subaccount
MIST Oppenheimer Capital Appreciation Subaccount
MIST PIMCO Inflation Protected Bond Subaccount
MIST PIMCO Total Return Subaccount
MIST Pioneer Fund Subaccount

MIST Pioneer Strategic Income Subaccount
MIST SSgA Growth and Income ETF Subaccount
MIST SSgA Growth ETF Subaccount
MIST T. Rowe Price Mid Cap Growth Subaccount
MIST Third Avenue Small Cap Value Subaccount
MIST Turner Mid Cap Growth Subaccount
MIST Van Kampen Mid Cap Growth Subaccount
MIST Van Kampen Comstock Subaccount
Morgan Stanley Capital Opportunities Subaccount
Morgan Stanley Dividend Growth Subaccount
Morgan Stanley S&P 500 Index Subaccount
MSF BlackRock Aggressive Growth Subaccount
MSF BlackRock Bond Income Subaccount
MSF BlackRock Diversified Subaccount
MSF BlackRock Large Cap Value Subaccount
MSF BlackRock Legacy Large Cap Growth
Subaccount
MSF BlackRock Money Market Subaccount
MSF Capital Guardian U.S. Equity Subaccount
MSF Davis Venture Value Subaccount
MSF FI Large Cap Subaccount
MSF FI Value Leaders Subaccount
MSF Jennison Growth Subaccount
MSF Lehman Brothers Aggregate Bond Index
Subaccount
MSF MetLife Aggressive Allocation Subaccount
MSF MetLife Conservative Allocation Subaccount
MSF MetLife Conservative to Moderate Allocation
Subaccount
MSF MetLife Mid Cap Stock Index Subaccount
MSF MetLife Moderate Allocation Subaccount
MSF MetLife Moderate to Aggressive Allocation
Subaccount
MSF MetLife Stock Index Subaccount
MSF MFS Total Return Subaccount
MSF MFS Value Subaccount
MSF Morgan Stanley EAFE Index Subaccount
MSF Neuberger Berman Mid Cap Value Subaccount
MSF Oppenheimer Global Equity Subaccount
MSF Russell 2000 Index Subaccount
MSF T. Rowe Price Large Cap Growth Subaccount
MSF T. Rowe Price Small Cap Growth Subaccount
MSF Western Asset Management Strategic Bond
Opportunities Subaccount
MSF Western Asset Management U.S. Government
Subaccount
PIMCO VIT Total Return Subaccount
Pioneer VCT Bond Subaccount
Pioneer VCT Cullen Value Subaccount
Pioneer VCT Emerging Markets Subaccount
Pioneer VCT Equity Income Subaccount

Pioneer VCT Fund Subaccount
Pioneer VCT Global High Yield Subaccount
Pioneer VCT High Yield Subaccount
Pioneer VCT Ibbotson Aggressive Allocation
Subaccount
Pioneer VCT Ibbotson Growth Allocation Subaccount
Pioneer VCT Ibbotson Moderate Allocation
Subaccount
Pioneer VCT Independence Subaccount
Pioneer VCT International Value Subaccount
Pioneer VCT Mid Cap Value Subaccount
Pioneer VCT Oak Ridge Large Cap Growth
Subaccount
Pioneer VCT Real Estate Shares Subaccount
Pioneer VCT Small Cap Value Subaccount
Pioneer VCT Strategic Income Subaccount
UIF Capital Growth Subaccount
UIF Core Plus Fixed Income Subaccount
UIF Equity and Income Subaccount
UIF Small Company Growth Subaccount
UIF U.S. Real Estate Securities Subaccount
UIF Value Subaccount
Van Kampen LIT Capital Growth Subaccount
Van Kampen LIT Comstock Subaccount
Van Kampen LIT Enterprise Subaccount
Van Kampen LIT Government Subaccount
Van Kampen LIT Growth and Income Subaccount
Wells Fargo VT Advantage Small/Mid Cap Value
Subaccount

This page is intentionally left blank.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

                                                               ALGER AMERICAN ALLIANCEBERNSTEIN
                                      AIM V.I. UTILITIES CAPITAL APPRECIATION GLOBAL TECHNOLOGY AMERICAN FUNDS BOND
                                              SUBACCOUNT           SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                      ------------------ -------------------- ----------------- -------------------
ASSETS:
  Investments at fair value                  $ 3,006,970          $ 2,947,007       $ 1,068,266         $ 2,375,534
  Other receivables                                   --                   --                --                  --
  Due from MetLife Insurance
     Company of Connecticut                           --                   --                --                  --
                                      ------------------ -------------------- ----------------- -------------------
       Total Assets                            3,006,970            2,947,007         1,068,266           2,375,534
                                      ------------------ -------------------- ----------------- -------------------
LIABILITIES:
  Other payables                                      --                   --                --                  --
  Due to MetLife Insurance
     Company of Connecticut                        1,281                  919                93                 352
                                      ------------------ -------------------- ----------------- -------------------
       Total Liabilities                           1,281                  919                93                 352
                                      ------------------ -------------------- ----------------- -------------------
NET ASSETS                                   $ 3,005,689          $ 2,946,088       $ 1,068,173         $ 2,375,182
                                      ================== ==================== ================= ===================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units         $ 3,005,689          $ 2,946,088       $ 1,068,173         $ 2,375,182
  Net assets from contracts in payout                 --                   --                --                  --
                                      ------------------ -------------------- ----------------- -------------------
       Total Net Assets                      $ 3,005,689          $ 2,946,088       $ 1,068,173         $ 2,375,182
                                      ================== ==================== ================= ===================

The accompanying notes are an integral part of these financial statements.

               AMERICAN FUNDS
AMERICAN FUNDS   GLOBAL SMALL AMERICAN FUNDS AMERICAN FUNDS CREDIT SUISSE TRUST DELAWARE VIP SMALL
 GLOBAL GROWTH CAPITALIZATION         GROWTH  GROWTH-INCOME    GLOBAL SMALL CAP          CAP VALUE
    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
-------------- -------------- -------------- -------------- ------------------- ------------------
 $ 171,795,194    $ 1,017,552  $ 341,214,204  $ 327,280,597           $ 855,308       $ 18,559,086
            --             --             --             --                  --                 --
            --             --             --             --                  --                 --
-------------- -------------- -------------- -------------- ------------------- ------------------
   171,795,194      1,017,552    341,214,204    327,280,597             855,308         18,559,086
-------------- -------------- -------------- -------------- ------------------- ------------------
            --             --             --             --                  --                 --
         6,856            220          6,937          6,935                 770                963
-------------- -------------- -------------- -------------- ------------------- ------------------
         6,856            220          6,937          6,935                 770                963
-------------- -------------- -------------- -------------- ------------------- ------------------
 $ 171,788,338    $ 1,017,332  $ 341,207,267  $ 327,273,662           $ 854,538       $ 18,558,123
============== ============== ============== ============== =================== ==================
 $ 171,758,207    $ 1,017,332  $ 341,160,611  $ 327,239,808           $ 854,538       $ 18,554,963
        30,131             --         46,656         33,854                  --              3,160
-------------- -------------- -------------- -------------- ------------------- ------------------
 $ 171,788,338    $ 1,017,332  $ 341,207,267  $ 327,273,662           $ 854,538       $ 18,558,123
============== ============== ============== ============== =================== ==================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                        DREYFUS SOCIALLY DWSI CAPITAL   DWSI GLOBAL
                                      RESPONSIBLE GROWTH       GROWTH OPPORTUNITIES DWSI HEALTH CARE
                                              SUBACCOUNT   SUBACCOUNT    SUBACCOUNT       SUBACCOUNT
                                      ------------------ ------------ ------------- ----------------
ASSETS:
  Investments at fair value                    $ 495,726  $ 9,639,789   $ 3,251,186      $ 3,487,001
  Other receivables                                   --           --            --               --
  Due from MetLife Insurance
     Company of Connecticut                           --           --            --               --
                                      ------------------ ------------ ------------- ----------------
       Total Assets                              495,726    9,639,789     3,251,186        3,487,001
                                      ------------------ ------------ ------------- ----------------
LIABILITIES:
  Other payables                                      --           --            --               --
  Due to MetLife Insurance
     Company of Connecticut                          318        1,556         1,231            1,529
                                      ------------------ ------------ ------------- ----------------
       Total Liabilities                             318        1,556         1,231            1,529
                                      ------------------ ------------ ------------- ----------------
NET ASSETS                                     $ 495,408  $ 9,638,233   $ 3,249,955      $ 3,485,472
                                      ================== ============ ============= ================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units           $ 495,408  $ 9,638,233   $ 3,249,955      $ 3,485,472
  Net assets from contracts in payout                 --           --            --               --
                                      ------------------ ------------ ------------- ----------------
       Total Net Assets                        $ 495,408  $ 9,638,233   $ 3,249,955      $ 3,485,472
                                      ================== ============ ============= ================

The accompanying notes are an integral part of these financial statements.

DWSII DREMAN SMALL DWSII GOVERNMENT & DWSII CONSERVATIVE DWSII GLOBAL DWSII GROWTH DWSII MODERATE
     MID CAP VALUE  AGENCY SECURITIES         ALLOCATION     THEMATIC   ALLOCATION     ALLOCATION
        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT   SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
------------------ ------------------ ------------------ ------------ ------------ --------------
       $ 9,780,310        $ 7,664,522       $ 12,676,814  $ 4,074,767 $ 19,748,842   $ 22,932,684
                --                 --                 --           --           --             --
                --                 --                 --           --           --             --
------------------ ------------------ ------------------ ------------ ------------ --------------
         9,780,310          7,664,522         12,676,814    4,074,767   19,748,842     22,932,684
------------------ ------------------ ------------------ ------------ ------------ --------------
                --                 --                 --           --           --             --
             1,463              1,194              1,271        1,164          999          1,130
------------------ ------------------ ------------------ ------------ ------------ --------------
             1,463              1,194              1,271        1,164          999          1,130
------------------ ------------------ ------------------ ------------ ------------ --------------
       $ 9,778,847        $ 7,663,328       $ 12,675,543  $ 4,073,603 $ 19,747,843   $ 22,931,554
================== ================== ================== ============ ============ ==============
       $ 9,778,847        $ 7,663,328       $ 12,675,543  $ 4,073,603 $ 19,747,843   $ 22,931,554
                --                 --                 --           --           --             --
------------------ ------------------ ------------------ ------------ ------------ --------------
       $ 9,778,847        $ 7,663,328       $ 12,675,543  $ 4,073,603 $ 19,747,843   $ 22,931,554
================== ================== ================== ============ ============ ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                                                        FIDELITY VIP
                                                        FIDELITY VIP DYNAMIC CAPITAL  FIDELITY VIP
                                      DWSII TECHNOLOGY    CONTRAFUND    APPRECIATION EQUITY-INCOME
                                            SUBACCOUNT    SUBACCOUNT      SUBACCOUNT    SUBACCOUNT
                                      ---------------- ------------- --------------- -------------
ASSETS:
  Investments at fair value                $ 1,510,128 $ 204,394,735     $ 2,112,598 $ 199,520,406
  Other receivables                                 --            --              --            --
  Due from MetLife Insurance
     Company of Connecticut                         --            --              --            --
                                      ---------------- ------------- --------------- -------------
       Total Assets                          1,510,128   204,394,735       2,112,598   199,520,406
                                      ---------------- ------------- --------------- -------------
LIABILITIES:
  Other payables                                    --            --              --            --
  Due to MetLife Insurance
     Company of Connecticut                        826         8,895           1,680           512
                                      ---------------- ------------- --------------- -------------
       Total Liabilities                           826         8,895           1,680           512
                                      ---------------- ------------- --------------- -------------
NET ASSETS                                 $ 1,509,302 $ 204,385,840     $ 2,110,918 $ 199,519,894
                                      ================ ============= =============== =============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units       $ 1,509,302 $ 204,320,303     $ 2,110,918 $ 199,165,259
  Net assets from contracts in payout               --        65,537              --       354,635
                                      ---------------- ------------- --------------- -------------
       Total Net Assets                    $ 1,509,302 $ 204,385,840     $ 2,110,918 $ 199,519,894
                                      ================ ============= =============== =============

The accompanying notes are an integral part of these financial statements.

                                                                            FTVIPT FRANKLIN   FTVIPT FRANKLIN
FIDELITY VIP HIGH                          FTVIPT MUTUAL   FTVIPT FRANKLIN RISING DIVIDENDS     SMALL-MID CAP
           INCOME FIDELITY VIP MID CAP SHARES SECURITIES INCOME SECURITIES       SECURITIES GROWTH SECURITIES
       SUBACCOUNT           SUBACCOUNT        SUBACCOUNT        SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
----------------- -------------------- ----------------- ----------------- ---------------- -----------------
     $ 23,781,330        $ 232,109,251      $ 45,238,845      $ 25,143,045     $ 21,689,867      $ 32,503,311
               --                   --                --                --               --                --
               --                   --                --                --               --                --
----------------- -------------------- ----------------- ----------------- ---------------- -----------------
       23,781,330          232,109,251        45,238,845        25,143,045       21,689,867        32,503,311
----------------- -------------------- ----------------- ----------------- ---------------- -----------------
               --                   --                --                --               --                --
               82                7,983                94             2,951            2,524             4,926
----------------- -------------------- ----------------- ----------------- ---------------- -----------------
               82                7,983                94             2,951            2,524             4,926
----------------- -------------------- ----------------- ----------------- ---------------- -----------------
     $ 23,781,248        $ 232,101,268      $ 45,238,751      $ 25,140,094     $ 21,687,343      $ 32,498,385
================= ==================== ================= ================= ================ =================
     $ 23,748,103        $ 231,985,283      $ 45,238,751      $ 24,913,023     $ 21,687,343      $ 32,498,385
           33,145              115,985                --           227,071               --                --
----------------- -------------------- ----------------- ----------------- ---------------- -----------------
     $ 23,781,248        $ 232,101,268      $ 45,238,751      $ 25,140,094     $ 21,687,343      $ 32,498,385
================= ==================== ================= ================= ================ =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                        FTVIPT TEMPLETON
                                      DEVELOPING MARKETS   FTVIPT TEMPLETON  FTVIPT TEMPLETON
                                              SECURITIES FOREIGN SECURITIES GROWTH SECURITIES JANUS ASPEN FORTY
                                              SUBACCOUNT         SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                      ------------------ ------------------ ----------------- -----------------
ASSETS:
  Investments at fair value                 $ 16,745,571      $ 121,597,828      $ 26,545,796       $ 3,689,315
  Other receivables                                   --                 --                --                --
  Due from MetLife Insurance
     Company of Connecticut                           --                 --                --                --
                                      ------------------ ------------------ ----------------- -----------------
       Total Assets                           16,745,571        121,597,828        26,545,796         3,689,315
                                      ------------------ ------------------ ----------------- -----------------
LIABILITIES:
  Other payables                                      --                 --                --                --
  Due to MetLife Insurance
     Company of Connecticut                          433              7,264               145               592
                                      ------------------ ------------------ ----------------- -----------------
       Total Liabilities                             433              7,264               145               592
                                      ------------------ ------------------ ----------------- -----------------
NET ASSETS                                  $ 16,745,138      $ 121,590,564      $ 26,545,651       $ 3,688,723
                                      ================== ================== ================= =================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units        $ 16,745,138      $ 121,568,962      $ 26,545,651       $ 3,688,723
  Net assets from contracts in payout                 --             21,602                --                --
                                      ------------------ ------------------ ----------------- -----------------
       Total Net Assets                     $ 16,745,138      $ 121,590,564      $ 26,545,651       $ 3,688,723
                                      ================== ================== ================= =================

The accompanying notes are an integral part of these financial statements.

JANUS ASPEN GLOBAL JANUS ASPEN GLOBAL          JANUS ASPEN    JANUS ASPEN   JANUS ASPEN      JANUS ASPEN
     LIFE SCIENCES         TECHNOLOGY INTERNATIONAL GROWTH MID CAP GROWTH MID CAP VALUE WORLDWIDE GROWTH
        SUBACCOUNT         SUBACCOUNT           SUBACCOUNT     SUBACCOUNT    SUBACCOUNT       SUBACCOUNT
------------------ ------------------ -------------------- -------------- ------------- ----------------
       $ 4,535,256        $ 4,937,354         $ 45,302,228   $ 13,790,149   $ 2,201,790        $ 933,414
                --                 --                   --             --            --               --
                --                 --                   15             --            --               --
------------------ ------------------ -------------------- -------------- ------------- ----------------
         4,535,256          4,937,354           45,302,243     13,790,149     2,201,790          933,414
------------------ ------------------ -------------------- -------------- ------------- ----------------
                --                 --                   --             --            --               --
             1,075              1,839                  347          2,697           486              144
------------------ ------------------ -------------------- -------------- ------------- ----------------
             1,075              1,839                  347          2,697           486              144
------------------ ------------------ -------------------- -------------- ------------- ----------------
       $ 4,534,181        $ 4,935,515         $ 45,301,896   $ 13,787,452   $ 2,201,304        $ 933,270
================== ================== ==================== ============== ============= ================
       $ 4,534,181        $ 4,935,515         $ 45,244,641   $ 13,787,452   $ 2,201,304        $ 933,270
                --                 --               57,255             --            --               --
------------------ ------------------ -------------------- -------------- ------------- ----------------
       $ 4,534,181        $ 4,935,515         $ 45,301,896   $ 13,787,452   $ 2,201,304        $ 933,270
================== ================== ==================== ============== ============= ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                      LMPVET AGGRESSIVE        LMPVET LMPVET CAPITAL
                                                 GROWTH  APPRECIATION     AND INCOME LMPVET CAPITAL
                                             SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                      ----------------- ------------- -------------- --------------
ASSETS:
  Investments at fair value               $ 428,944,091 $ 453,139,328  $ 131,475,470   $ 95,065,107
  Other receivables                                  18            --             --             --
  Due from MetLife Insurance
     Company of Connecticut                          --            --             --             --
                                      ----------------- ------------- -------------- --------------
       Total Assets                         428,944,109   453,139,328    131,475,470     95,065,107
                                      ----------------- ------------- -------------- --------------
LIABILITIES:
  Other payables                                     18            --             --             --
  Due to MetLife Insurance
     Company of Connecticut                       9,811         8,301          5,494          4,107
                                      ----------------- ------------- -------------- --------------
       Total Liabilities                          9,829         8,301          5,494          4,107
                                      ----------------- ------------- -------------- --------------
NET ASSETS                                $ 428,934,280 $ 453,131,027  $ 131,469,976   $ 95,061,000
                                      ================= ============= ============== ==============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 428,732,527 $ 453,115,421  $ 131,433,560   $ 95,059,325
  Net assets from contracts in payout           201,753        15,606         36,416          1,675
                                      ----------------- ------------- -------------- --------------
       Total Net Assets                   $ 428,934,280 $ 453,131,027  $ 131,469,976   $ 95,061,000
                                      ================= ============= ============== ==============

The accompanying notes are an integral part of these financial statements.

                                                                             LMPVET
           LMPVET LMPVET EQUITY            LMPVET LMPVET GLOBAL       INTERNATIONAL
DIVIDEND STRATEGY         INDEX FUNDAMENTAL VALUE        EQUITY ALL CAP OPPORTUNITY LMPVET INVESTORS
       SUBACCOUNT    SUBACCOUNT        SUBACCOUNT    SUBACCOUNT          SUBACCOUNT       SUBACCOUNT
----------------- ------------- ----------------- ------------- ------------------- ----------------
     $ 38,762,593 $ 517,878,966     $ 457,417,168  $ 37,815,059        $ 65,490,774    $ 166,130,903
               --            --                --            --                  --               --
               --            --                --            --                  --               --
----------------- ------------- ----------------- ------------- ------------------- ----------------
       38,762,593   517,878,966       457,417,168    37,815,059          65,490,774      166,130,903
----------------- ------------- ----------------- ------------- ------------------- ----------------
               --            --               223            --                  --               --
            3,049         5,991             7,099         3,569               1,299            6,737
----------------- ------------- ----------------- ------------- ------------------- ----------------
            3,049         5,991             7,322         3,569               1,299            6,737
----------------- ------------- ----------------- ------------- ------------------- ----------------
     $ 38,759,544 $ 517,872,975     $ 457,409,846  $ 37,811,490        $ 65,489,475    $ 166,124,166
================= ============= ================= ============= =================== ================
     $ 38,759,544 $ 517,763,405     $ 457,321,980  $ 37,811,490        $ 65,449,245    $ 166,081,194
               --       109,570            87,866            --              40,230           42,972
----------------- ------------- ----------------- ------------- ------------------- ----------------
     $ 38,759,544 $ 517,872,975     $ 457,409,846  $ 37,811,490        $ 65,489,475    $ 166,124,166
================= ============= ================= ============= =================== ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                      LMPVET LARGE CAP LMPVET LIFESTYLE LMPVET LIFESTYLE LMPVET LIFESTYLE
                                                GROWTH   ALLOCATION 50%   ALLOCATION 70%   ALLOCATION 85%
                                            SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                      ---------------- ---------------- ---------------- ----------------
ASSETS:
  Investments at fair value              $ 115,661,197     $ 98,139,709     $ 50,738,456     $ 30,330,453
  Other receivables                                 --               --               --               --
  Due from MetLife Insurance
     Company of Connecticut                         --               --               --               --
                                      ---------------- ---------------- ---------------- ----------------
       Total Assets                        115,661,197       98,139,709       50,738,456       30,330,453
                                      ---------------- ---------------- ---------------- ----------------
LIABILITIES:
  Other payables                                    --               --               --               --
  Due to MetLife Insurance
     Company of Connecticut                      6,322              139              221              326
                                      ---------------- ---------------- ---------------- ----------------
       Total Liabilities                         6,322              139              221              326
                                      ---------------- ---------------- ---------------- ----------------
NET ASSETS                               $ 115,654,875     $ 98,139,570     $ 50,738,235     $ 30,330,127
                                      ================ ================ ================ ================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units     $ 115,641,665     $ 98,101,548     $ 50,738,235     $ 30,330,127
  Net assets from contracts in payout           13,210           38,022               --               --
                                      ---------------- ---------------- ---------------- ----------------
       Total Net Assets                  $ 115,654,875     $ 98,139,570     $ 50,738,235     $ 30,330,127
                                      ================ ================ ================ ================

The accompanying notes are an integral part of these financial statements.

LMPVET MID CAP LMPVET SMALL CAP LMPVET SOCIAL LMPVIT ADJUSTABLE LMPVIT DIVERSIFIED   LMPVIT GLOBAL
          CORE           GROWTH     AWARENESS       RATE INCOME   STRATEGIC INCOME HIGH YIELD BOND
    SUBACCOUNT       SUBACCOUNT    SUBACCOUNT        SUBACCOUNT         SUBACCOUNT      SUBACCOUNT
-------------- ---------------- ------------- ----------------- ------------------ ---------------
  $ 55,524,193     $ 53,926,593  $ 50,093,582      $ 16,923,734       $ 34,923,456    $ 10,452,952
            --               --            --                --                 --              --
            --               --            --                --                 --              --
-------------- ---------------- ------------- ----------------- ------------------ ---------------
    55,524,193       53,926,593    50,093,582        16,923,734         34,923,456      10,452,952
-------------- ---------------- ------------- ----------------- ------------------ ---------------
            --               --            --                --                 --              --
         3,296            7,437         1,466             5,005              2,407           2,139
-------------- ---------------- ------------- ----------------- ------------------ ---------------
         3,296            7,437         1,466             5,005              2,407           2,139
-------------- ---------------- ------------- ----------------- ------------------ ---------------
  $ 55,520,897     $ 53,919,156  $ 50,092,116      $ 16,918,729       $ 34,921,049    $ 10,450,813
============== ================ ============= ================= ================== ===============
  $ 55,512,263     $ 53,912,466  $ 50,092,116      $ 16,867,726       $ 34,921,049    $ 10,450,813
         8,634            6,690            --            51,003                 --              --
-------------- ---------------- ------------- ----------------- ------------------ ---------------
  $ 55,520,897     $ 53,919,156  $ 50,092,116      $ 16,918,729       $ 34,921,049    $ 10,450,813
============== ================ ============= ================= ================== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                                                                    MIST AMERICAN
                                        LMPVIT HIGH  LMPVIT MONEY LMPVIT STRATEGIC FUNDS BALANCED
                                             INCOME        MARKET             BOND     ALLOCATION
                                         SUBACCOUNT    SUBACCOUNT       SUBACCOUNT     SUBACCOUNT
                                      ------------- ------------- ---------------- --------------
ASSETS:
  Investments at fair value           $ 115,147,623 $ 338,025,776     $ 30,223,482      $ 325,121
  Other receivables                              --            --               --             --
  Due from MetLife Insurance
     Company of Connecticut                      --            --               --             --
                                      ------------- ------------- ---------------- --------------
       Total Assets                     115,147,623   338,025,776       30,223,482        325,121
                                      ------------- ------------- ---------------- --------------
LIABILITIES:
  Other payables                                 --            --               --             --
  Due to MetLife Insurance
     Company of Connecticut                   4,183         3,771            2,010            145
                                      ------------- ------------- ---------------- --------------
       Total Liabilities                      4,183         3,771            2,010            145
                                      ------------- ------------- ---------------- --------------
NET ASSETS                            $ 115,143,440 $ 338,022,022     $ 30,221,472      $ 324,976
                                      ============= ============= ================ ==============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units  $ 115,108,499 $ 338,011,625     $ 30,221,472      $ 324,976
  Net assets from contracts in payout        34,941        10,380               --             --
                                      ------------- ------------- ---------------- --------------
       Total Net Assets               $ 115,143,440 $ 338,022,005     $ 30,221,472      $ 324,976
                                      ============= ============= ================ ==============

The accompanying notes are an integral part of these financial statements.

MIST AMERICAN  MIST AMERICAN
 FUNDS GROWTH FUNDS MODERATE MIST BATTERYMARCH MIST BLACKROCK MIST BLACKROCK MIST CLARION GLOBAL
   ALLOCATION     ALLOCATION GROWTH AND INCOME     HIGH YIELD LARGE CAP CORE         REAL ESTATE
   SUBACCOUNT     SUBACCOUNT        SUBACCOUNT     SUBACCOUNT     SUBACCOUNT          SUBACCOUNT
------------- -------------- ----------------- -------------- -------------- -------------------
    $ 231,228       $ 98,843     $ 239,145,217   $ 78,063,593   $ 54,269,320        $ 68,588,454
           --             --                --             --             --                  --
           --             --                --             --             --                  --
------------- -------------- ----------------- -------------- -------------- -------------------
      231,228         98,843       239,145,217     78,063,593     54,269,320          68,588,454
------------- -------------- ----------------- -------------- -------------- -------------------
           --             --                --             --             --                  --
          147            110                67          6,046          4,731               8,009
------------- -------------- ----------------- -------------- -------------- -------------------
          147            110                67          6,046          4,731               8,009
------------- -------------- ----------------- -------------- -------------- -------------------
    $ 231,081       $ 98,733     $ 239,145,150   $ 78,057,547   $ 54,264,589        $ 68,580,445
============= ============== ================= ============== ============== ===================
    $ 231,081       $ 98,733     $ 236,578,552   $ 78,016,888   $ 54,262,694        $ 68,565,849
           --             --         2,566,598         40,659          1,895              14,596
------------- -------------- ----------------- -------------- -------------- -------------------
    $ 231,081       $ 98,733     $ 239,145,150   $ 78,057,547   $ 54,264,589        $ 68,580,445
============= ============== ================= ============== ============== ===================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                                          MIST HARRIS
                                      MIST DREMAN SMALL       OAKMARK                   MIST LAZARD
                                              CAP VALUE INTERNATIONAL MIST JANUS FORTY      MID CAP
                                             SUBACCOUNT    SUBACCOUNT       SUBACCOUNT   SUBACCOUNT
                                      ----------------- ------------- ---------------- ------------
ASSETS:
  Investments at fair value                $ 10,821,630  $ 62,794,116    $ 456,348,272 $ 72,990,087
  Other receivables                                  --            --               --           --
  Due from MetLife Insurance
     Company of Connecticut                          --            --               --           --
                                      ----------------- ------------- ---------------- ------------
       Total Assets                          10,821,630    62,794,116      456,348,272   72,990,087
                                      ----------------- ------------- ---------------- ------------
LIABILITIES:
  Other payables                                     --            --               --           --
  Due to MetLife Insurance
     Company of Connecticut                       4,212         6,060            5,158        6,401
                                      ----------------- ------------- ---------------- ------------
       Total Liabilities                          4,212         6,060            5,158        6,401
                                      ----------------- ------------- ---------------- ------------
NET ASSETS                                 $ 10,817,418  $ 62,788,056    $ 456,343,114 $ 72,983,686
                                      ================= ============= ================ ============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units       $ 10,786,898  $ 62,776,627    $ 455,890,635 $ 72,974,212
  Net assets from contracts in payout            30,520        11,429          452,479        9,474
                                      ----------------- ------------- ---------------- ------------
       Total Net Assets                    $ 10,817,418  $ 62,788,056    $ 456,343,114 $ 72,983,686
                                      ================= ============= ================ ============

The accompanying notes are an integral part of these financial statements.

    MIST LEGG MASON  MIST LEGG MASON
PARTNERS AGGRESSIVE PARTNERS MANAGED MIST LEGG MASON MIST LOOMIS SAYLES MIST LORD ABBETT  MIST LORD ABBETT
             GROWTH           ASSETS    VALUE EQUITY     GLOBAL MARKETS   BOND DEBENTURE GROWTH AND INCOME
         SUBACCOUNT       SUBACCOUNT      SUBACCOUNT         SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
------------------- ---------------- --------------- ------------------ ---------------- -----------------
           $ 52,700    $ 145,961,143     $ 4,349,939      $ 129,910,223     $ 58,401,257     $ 145,064,371
                 --               --              --                 --               --                --
                 --               --              --                 --               --                --
------------------- ---------------- --------------- ------------------ ---------------- -----------------
             52,700      145,961,143       4,349,939        129,910,223       58,401,257       145,064,371
------------------- ---------------- --------------- ------------------ ---------------- -----------------
                 --               --              --                 --               --                --
                 54            2,100             792                200            3,625             9,850
------------------- ---------------- --------------- ------------------ ---------------- -----------------
                 54            2,100             792                200            3,625             9,850
------------------- ---------------- --------------- ------------------ ---------------- -----------------
           $ 52,646    $ 145,959,043     $ 4,349,147      $ 129,910,023     $ 58,397,632     $ 145,054,521
=================== ================ =============== ================== ================ =================
           $ 52,646    $ 145,499,973     $ 4,349,147      $ 129,709,522     $ 58,393,697     $ 145,047,955
                 --          459,070              --            200,501            3,935             6,566
------------------- ---------------- --------------- ------------------ ---------------- -----------------
           $ 52,646    $ 145,959,043     $ 4,349,147      $ 129,910,023     $ 58,397,632     $ 145,054,521
=================== ================ =============== ================== ================ =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                      MIST LORD ABBETT         MIST MET/AIM MIST MET/AIM SMALL MIST MET/FRANKLIN
                                         MID CAP VALUE CAPITAL APPRECIATION         CAP GROWTH     MUTUAL SHARES
                                            SUBACCOUNT           SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                      ---------------- -------------------- ------------------ -----------------
ASSETS:
  Investments at fair value               $ 51,855,175         $ 53,929,199        $ 5,668,153         $ 254,252
  Other receivables                                 --                   --                 --                --
  Due from MetLife Insurance
     Company of Connecticut                         --                   --                 --                --
                                      ---------------- -------------------- ------------------ -----------------
       Total Assets                         51,855,175           53,929,199          5,668,153           254,252
                                      ---------------- -------------------- ------------------ -----------------
LIABILITIES:
  Other payables                                    --                   --                 --                --
  Due to MetLife Insurance
     Company of Connecticut                      6,529                7,395              2,735               101
                                      ---------------- -------------------- ------------------ -----------------
       Total Liabilities                         6,529                7,395              2,735               101
                                      ---------------- -------------------- ------------------ -----------------
NET ASSETS                                $ 51,848,646         $ 53,921,804        $ 5,665,418         $ 254,151
                                      ================ ==================== ================== =================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 51,822,934         $ 53,921,804        $ 5,665,418         $ 254,151
  Net assets from contracts in payout           25,712                   --                 --                --
                                      ---------------- -------------------- ------------------ -----------------
       Total Net Assets                   $ 51,848,646         $ 53,921,804        $ 5,665,418         $ 254,151
                                      ================ ==================== ================== =================

The accompanying notes are an integral part of these financial statements.

                                                                  MIST PIMCO
MIST MFS EMERGING MIST MFS RESEARCH     MIST OPPENHEIMER INFLATION PROTECTED MIST PIMCO TOTAL
   MARKETS EQUITY     INTERNATIONAL CAPITAL APPRECIATION                BOND           RETURN MIST PIONEER FUND
       SUBACCOUNT        SUBACCOUNT           SUBACCOUNT          SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
----------------- ----------------- -------------------- ------------------- ---------------- -----------------
     $ 69,366,635      $ 68,055,227        $ 261,899,347        $ 89,834,418     $ 22,251,725      $ 18,843,054
               --                --                   --                  --               --                --
               --                --                   --                  --               --                --
----------------- ----------------- -------------------- ------------------- ---------------- -----------------
       69,366,635        68,055,227          261,899,347          89,834,418       22,251,725        18,843,054
----------------- ----------------- -------------------- ------------------- ---------------- -----------------
               --                --                   --                  --               --                --
            9,669             6,573                2,505               7,215              575             3,954
----------------- ----------------- -------------------- ------------------- ---------------- -----------------
            9,669             6,573                2,505               7,215              575             3,954
----------------- ----------------- -------------------- ------------------- ---------------- -----------------
     $ 69,356,966      $ 68,048,654        $ 261,896,842        $ 89,827,203     $ 22,251,150      $ 18,839,100
================= ================= ==================== =================== ================ =================
     $ 69,345,647      $ 68,042,617        $ 261,713,959        $ 89,610,567     $ 22,251,150      $ 18,822,361
           11,319             6,037              182,883             216,636               --            16,739
----------------- ----------------- -------------------- ------------------- ---------------- -----------------
     $ 69,356,966      $ 68,048,654        $ 261,896,842        $ 89,827,203     $ 22,251,150      $ 18,839,100
================= ================= ==================== =================== ================ =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                          MIST PIONEER MIST SSGA GROWTH MIST SSGA GROWTH MIST T. ROWE PRICE
                                      STRATEGIC INCOME   AND INCOME ETF              ETF     MID CAP GROWTH
                                            SUBACCOUNT       SUBACCOUNT       SUBACCOUNT         SUBACCOUNT
                                      ---------------- ---------------- ---------------- ------------------
ASSETS:
  Investments at fair value              $ 156,090,213    $ 109,653,164    $ 123,461,622        $ 1,062,325
  Other receivables                                 --               --               --                 --
  Due from MetLife Insurance
     Company of Connecticut                         --               --               --                 --
                                      ---------------- ---------------- ---------------- ------------------
       Total Assets                        156,090,213      109,653,164      123,461,622          1,062,325
                                      ---------------- ---------------- ---------------- ------------------
LIABILITIES:
  Other payables                                    --               --               --                 --
  Due to MetLife Insurance
     Company of Connecticut                      6,966               --               --                664
                                      ---------------- ---------------- ---------------- ------------------
       Total Liabilities                         6,966               --               --                664
                                      ---------------- ---------------- ---------------- ------------------
NET ASSETS                               $ 156,083,247    $ 109,653,164    $ 123,461,622        $ 1,061,661
                                      ================ ================ ================ ==================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units     $ 156,012,822    $ 109,653,164    $ 123,461,622        $ 1,061,661
  Net assets from contracts in payout           70,425               --               --                 --
                                      ---------------- ---------------- ---------------- ------------------
       Total Net Assets                  $ 156,083,247    $ 109,653,164    $ 123,461,622        $ 1,061,661
                                      ================ ================ ================ ==================

The accompanying notes are an integral part of these financial statements.

MIST THIRD AVENUE MIST TURNER MID MIST VAN KAMPEN MIST VAN KAMPEN        MORGAN STANLEY  MORGAN STANLEY
  SMALL CAP VALUE      CAP GROWTH  MID CAP GROWTH        COMSTOCK CAPITAL OPPORTUNITIES DIVIDEND GROWTH
       SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT            SUBACCOUNT      SUBACCOUNT
----------------- --------------- --------------- --------------- --------------------- ---------------
    $ 132,197,531     $ 2,332,336    $ 12,607,922       $ 648,795             $ 754,012     $ 1,981,883
               --              --              --              --                    --              --
               --              --              --              --                    --              --
----------------- --------------- --------------- --------------- --------------------- ---------------
      132,197,531       2,332,336      12,607,922         648,795               754,012       1,981,883
----------------- --------------- --------------- --------------- --------------------- ---------------
               --              --              --              --                    --              --
            6,923           1,254           3,061             451                   622             672
----------------- --------------- --------------- --------------- --------------------- ---------------
            6,923           1,254           3,061             451                   622             672
----------------- --------------- --------------- --------------- --------------------- ---------------
    $ 132,190,608     $ 2,331,082    $ 12,604,861       $ 648,344             $ 753,390     $ 1,981,211
================= =============== =============== =============== ===================== ===============
    $ 132,080,539     $ 2,331,082    $ 12,604,861       $ 648,344             $ 753,390     $ 1,981,211
          110,069              --              --              --                    --              --
----------------- --------------- --------------- --------------- --------------------- ---------------
    $ 132,190,608     $ 2,331,082    $ 12,604,861       $ 648,344             $ 753,390     $ 1,981,211
================= =============== =============== =============== ===================== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                      MORGAN STANLEY     MSF BLACKROCK MSF BLACKROCK BOND MSF BLACKROCK
                                       S&P 500 INDEX AGGRESSIVE GROWTH             INCOME   DIVERSIFIED
                                          SUBACCOUNT        SUBACCOUNT         SUBACCOUNT    SUBACCOUNT
                                      -------------- ----------------- ------------------ -------------
ASSETS:
  Investments at fair value              $ 5,674,224      $ 91,560,860      $ 305,268,363 $ 122,908,121
  Other receivables                               --                --                 --            --
  Due from MetLife Insurance
     Company of Connecticut                       --                --                 --            --
                                      -------------- ----------------- ------------------ -------------
       Total Assets                        5,674,224        91,560,860        305,268,363   122,908,121
                                      -------------- ----------------- ------------------ -------------
LIABILITIES:
  Other payables                                  --                --                 --            --
  Due to MetLife Insurance
     Company of Connecticut                      913             5,092              8,687         1,395
                                      -------------- ----------------- ------------------ -------------
       Total Liabilities                         913             5,092              8,687         1,395
                                      -------------- ----------------- ------------------ -------------
NET ASSETS                               $ 5,673,311      $ 91,555,768      $ 305,259,676 $ 122,906,726
                                      ============== ================= ================== =============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units     $ 5,673,311      $ 91,549,399      $ 305,041,285 $ 122,696,867
  Net assets from contracts in payout             --             6,369            218,391       209,859
                                      -------------- ----------------- ------------------ -------------
       Total Net Assets                  $ 5,673,311      $ 91,555,768      $ 305,259,676 $ 122,906,726
                                      ============== ================= ================== =============

The accompanying notes are an integral part of these financial statements.

                   MSF BLACKROCK
  MSF BLACKROCK LEGACY LARGE CAP MSF BLACKROCK          MSF CAPITAL MSF DAVIS VENTURE
LARGE CAP VALUE           GROWTH  MONEY MARKET GUARDIAN U.S. EQUITY             VALUE MSF FI LARGE CAP
     SUBACCOUNT       SUBACCOUNT    SUBACCOUNT           SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
--------------- ---------------- ------------- -------------------- ----------------- ----------------
   $ 17,998,778         $ 19,321 $ 441,098,507         $ 25,983,780      $ 41,214,626    $ 173,937,475
             --               --            --                   --                --               --
             --               --            --                   --                --               --
--------------- ---------------- ------------- -------------------- ----------------- ----------------
     17,998,778           19,321   441,098,507           25,983,780        41,214,626      173,937,475
--------------- ---------------- ------------- -------------------- ----------------- ----------------
             --               --            --                   --                --               --
          1,647               10         7,367                2,020             4,546            5,731
--------------- ---------------- ------------- -------------------- ----------------- ----------------
          1,647               10         7,367                2,020             4,546            5,731
--------------- ---------------- ------------- -------------------- ----------------- ----------------
   $ 17,997,131         $ 19,311 $ 441,091,140         $ 25,981,760      $ 41,210,080    $ 173,931,744
=============== ================ ============= ==================== ================= ================
   $ 17,997,131         $ 19,311 $ 440,922,194         $ 25,966,416      $ 41,197,323    $ 173,774,542
             --               --       168,946               15,344            12,757          157,202
--------------- ---------------- ------------- -------------------- ----------------- ----------------
   $ 17,997,131         $ 19,311 $ 441,091,140         $ 25,981,760      $ 41,210,080    $ 173,931,744
=============== ================ ============= ==================== ================= ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                                                                MSF LEHMAN
                                       MSF FI VALUE                     BROTHERS AGGREGATE           MSF METLIFE
                                            LEADERS MSF JENNISON GROWTH         BOND INDEX AGGRESSIVE ALLOCATION
                                         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT            SUBACCOUNT
                                      ------------- ------------------- ------------------ ---------------------
ASSETS:
  Investments at fair value           $ 100,770,825        $ 52,993,088      $ 135,715,598          $ 43,641,225
  Other receivables                              --                  --                 --                    --
  Due from MetLife Insurance
     Company of Connecticut                      --                  --                 --                    --
                                      ------------- ------------------- ------------------ ---------------------
       Total Assets                     100,770,825          52,993,088        135,715,598            43,641,225
                                      ------------- ------------------- ------------------ ---------------------
LIABILITIES:
  Other payables                                 --                  --                 --                    --
  Due to MetLife Insurance
     Company of Connecticut                   8,636               2,761                243                 2,197
                                      ------------- ------------------- ------------------ ---------------------
       Total Liabilities                      8,636               2,761                243                 2,197
                                      ------------- ------------------- ------------------ ---------------------
NET ASSETS                            $ 100,762,189        $ 52,990,327      $ 135,715,355          $ 43,639,028
                                      ============= =================== ================== =====================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units  $ 100,757,630        $ 52,990,327      $ 135,347,785          $ 43,639,028
  Net assets from contracts in payout         4,559                  --            367,570                    --
                                      ------------- ------------------- ------------------ ---------------------
       Total Net Assets               $ 100,762,189        $ 52,990,327      $ 135,715,355          $ 43,639,028
                                      ============= =================== ================== =====================

The accompanying notes are an integral part of these financial statements.

 MSF METLIFE         MSF METLIFE                                               MSF METLIFE
CONSERVATIVE     CONSERVATIVE TO MSF METLIFE MID         MSF METLIFE           MODERATE TO MSF METLIFE STOCK
  ALLOCATION MODERATE ALLOCATION CAP STOCK INDEX MODERATE ALLOCATION AGGRESSIVE ALLOCATION             INDEX
  SUBACCOUNT          SUBACCOUNT      SUBACCOUNT          SUBACCOUNT            SUBACCOUNT        SUBACCOUNT
------------ ------------------- --------------- ------------------- --------------------- -----------------
$ 23,975,881        $ 76,219,687     $ 4,353,823       $ 349,927,366         $ 290,981,864     $ 354,306,777
          --                  --              --                  --                    --                --
          --                  --              --                  --                    --                --
------------ ------------------- --------------- ------------------- --------------------- -----------------
  23,975,881          76,219,687       4,353,823         349,927,366           290,981,864       354,306,777
------------ ------------------- --------------- ------------------- --------------------- -----------------
          --                  --              --                  --                    --                --
       2,601               2,997              --               3,796                 2,808               989
------------ ------------------- --------------- ------------------- --------------------- -----------------
       2,601               2,997              --               3,796                 2,808               989
------------ ------------------- --------------- ------------------- --------------------- -----------------
$ 23,973,280        $ 76,216,690     $ 4,353,823       $ 349,923,570         $ 290,979,056     $ 354,305,788
============ =================== =============== =================== ===================== =================
$ 23,973,280        $ 76,212,692     $ 4,353,823       $ 349,923,570         $ 290,979,056     $ 353,705,430
          --               3,998              --                  --                    --           600,358
------------ ------------------- --------------- ------------------- --------------------- -----------------
$ 23,973,280        $ 76,216,690     $ 4,353,823       $ 349,923,570         $ 290,979,056     $ 354,305,788
============ =================== =============== =================== ===================== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                                                                      MSF NEUBERGER
                                      MSF MFS TOTAL               MSF MORGAN STANLEY BERMAN MID CAP
                                             RETURN MSF MFS VALUE         EAFE INDEX          VALUE
                                         SUBACCOUNT    SUBACCOUNT         SUBACCOUNT     SUBACCOUNT
                                      ------------- ------------- ------------------ --------------
ASSETS:
  Investments at fair value           $ 625,329,089  $ 64,287,451       $ 69,093,445   $ 13,968,213
  Other receivables                              --            --                 --             --
  Due from MetLife Insurance
     Company of Connecticut                      --            --                 --             --
                                      ------------- ------------- ------------------ --------------
       Total Assets                     625,329,089    64,287,451         69,093,445     13,968,213
                                      ------------- ------------- ------------------ --------------
LIABILITIES:
  Other payables                                 --            --                 --             --
  Due to MetLife Insurance
     Company of Connecticut                  10,016         7,513                447          1,657
                                      ------------- ------------- ------------------ --------------
       Total Liabilities                     10,016         7,513                447          1,657
                                      ------------- ------------- ------------------ --------------
NET ASSETS                            $ 625,319,073  $ 64,279,938       $ 69,092,998   $ 13,966,556
                                      ============= ============= ================== ==============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units  $ 624,893,723  $ 64,246,149       $ 68,976,180   $ 13,966,556
  Net assets from contracts in payout       425,350        33,789            116,818             --
                                      ------------- ------------- ------------------ --------------
       Total Net Assets               $ 625,319,073  $ 64,279,938       $ 69,092,998   $ 13,966,556
                                      ============= ============= ================== ==============

The accompanying notes are an integral part of these financial statements.

                                                                        MSF WESTERN ASSET MSF WESTERN ASSET
MSF OPPENHEIMER MSF RUSSELL 2000 MSF T. ROWE PRICE MSF T. ROWE PRICE MANAGEMENT STRATEGIC        MANAGEMENT
  GLOBAL EQUITY            INDEX  LARGE CAP GROWTH  SMALL CAP GROWTH   BOND OPPORTUNITIES   U.S. GOVERNMENT
     SUBACCOUNT       SUBACCOUNT        SUBACCOUNT        SUBACCOUNT           SUBACCOUNT        SUBACCOUNT
--------------- ---------------- ----------------- ----------------- -------------------- -----------------
  $ 295,852,238     $ 87,292,688      $ 39,241,847      $ 69,063,133          $ 6,938,117     $ 209,919,694
             --               --                --                --                   --                --
             --               --                --                --                   --                --
--------------- ---------------- ----------------- ----------------- -------------------- -----------------
    295,852,238       87,292,688        39,241,847        69,063,133            6,938,117       209,919,694
--------------- ---------------- ----------------- ----------------- -------------------- -----------------
             --               --                --                --                   --                --
         11,228              345             4,780             4,190                  144             3,293
--------------- ---------------- ----------------- ----------------- -------------------- -----------------
         11,228              345             4,780             4,190                  144             3,293
--------------- ---------------- ----------------- ----------------- -------------------- -----------------
  $ 295,841,010     $ 87,292,343      $ 39,237,067      $ 69,058,943          $ 6,937,973     $ 209,916,401
=============== ================ ================= ================= ==================== =================
  $ 295,729,605     $ 87,198,033      $ 39,237,067      $ 69,052,708          $ 6,928,450     $ 209,833,430
        111,405           94,310                --             6,235                9,523            82,971
--------------- ---------------- ----------------- ----------------- -------------------- -----------------
  $ 295,841,010     $ 87,292,343      $ 39,237,067      $ 69,058,943          $ 6,937,973     $ 209,916,401
=============== ================ ================= ================= ==================== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                      PIMCO VIT TOTAL                  PIONEER VCT CULLEN      PIONEER VCT
                                               RETURN PIONEER VCT BOND              VALUE EMERGING MARKETS
                                           SUBACCOUNT       SUBACCOUNT         SUBACCOUNT       SUBACCOUNT
                                      --------------- ---------------- ------------------ ----------------
ASSETS:
  Investments at fair value             $ 380,028,674     $ 23,507,151       $ 12,566,335     $ 13,717,015
  Other receivables                                --               --                 --               --
  Due from MetLife Insurance
     Company of Connecticut                        --               --                 --               --
                                      --------------- ---------------- ------------------ ----------------
       Total Assets                       380,028,674       23,507,151         12,566,335       13,717,015
                                      --------------- ---------------- ------------------ ----------------
LIABILITIES:
  Other payables                                   --               --                 --               --
  Due to MetLife Insurance
     Company of Connecticut                     6,451            2,248              1,971            2,034
                                      --------------- ---------------- ------------------ ----------------
       Total Liabilities                        6,451            2,248              1,971            2,034
                                      --------------- ---------------- ------------------ ----------------
NET ASSETS                              $ 380,022,223     $ 23,504,903       $ 12,564,364     $ 13,714,981
                                      =============== ================ ================== ================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units    $ 379,735,083     $ 23,504,903       $ 12,564,364     $ 13,714,981
  Net assets from contracts in payout         287,140               --                 --               --
                                      --------------- ---------------- ------------------ ----------------
       Total Net Assets                 $ 380,022,223     $ 23,504,903       $ 12,564,364     $ 13,714,981
                                      =============== ================ ================== ================

The accompanying notes are an integral part of these financial statements.

                                                                                                    PIONEER VCT
PIONEER VCT EQUITY                  PIONEER VCT GLOBAL PIONEER VCT HIGH  PIONEER VCT IBBOTSON          IBBOTSON
            INCOME PIONEER VCT FUND         HIGH YIELD            YIELD AGGRESSIVE ALLOCATION GROWTH ALLOCATION
        SUBACCOUNT       SUBACCOUNT         SUBACCOUNT       SUBACCOUNT            SUBACCOUNT        SUBACCOUNT
------------------ ---------------- ------------------ ---------------- --------------------- -----------------
      $ 20,835,425     $ 28,808,637        $ 9,495,394     $ 25,986,234           $ 7,972,082     $ 184,454,554
                --               --                 --               --                    --                --
                --               --                 --               --                    --                --
------------------ ---------------- ------------------ ---------------- --------------------- -----------------
        20,835,425       28,808,637          9,495,394       25,986,234             7,972,082       184,454,554
------------------ ---------------- ------------------ ---------------- --------------------- -----------------
                --               --                 --               --                    --                --
             2,230            2,464              2,491            2,357                 1,592             2,888
------------------ ---------------- ------------------ ---------------- --------------------- -----------------
             2,230            2,464              2,491            2,357                 1,592             2,888
------------------ ---------------- ------------------ ---------------- --------------------- -----------------
      $ 20,833,195     $ 28,806,173        $ 9,492,903     $ 25,983,877           $ 7,970,490     $ 184,451,666
================== ================ ================== ================ ===================== =================
      $ 20,833,195     $ 28,806,173        $ 9,492,903     $ 25,983,877           $ 7,970,490     $ 184,451,666
                --               --                 --               --                    --                --
------------------ ---------------- ------------------ ---------------- --------------------- -----------------
      $ 20,833,195     $ 28,806,173        $ 9,492,903     $ 25,983,877           $ 7,970,490     $ 184,451,666
================== ================ ================== ================ ===================== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                      PIONEER VCT IBBOTSON  PIONEER VCT         PIONEER VCT   PIONEER VCT
                                       MODERATE ALLOCATION INDEPENDENCE INTERNATIONAL VALUE MID CAP VALUE
                                                SUBACCOUNT   SUBACCOUNT          SUBACCOUNT    SUBACCOUNT
                                      -------------------- ------------ ------------------- -------------
ASSETS:
  Investments at fair value                  $ 103,811,314  $ 3,441,961         $ 6,692,410  $ 40,900,016
  Other receivables                                     --           --                  --            --
  Due from MetLife Insurance
     Company of Connecticut                             --           --                  --            --
                                      -------------------- ------------ ------------------- -------------
       Total Assets                            103,811,314    3,441,961           6,692,410    40,900,016
                                      -------------------- ------------ ------------------- -------------
LIABILITIES:
  Other payables                                        --           --                  --            --
  Due to MetLife Insurance
     Company of Connecticut                          2,623        1,673               1,994         2,292
                                      -------------------- ------------ ------------------- -------------
       Total Liabilities                             2,623        1,673               1,994         2,292
                                      -------------------- ------------ ------------------- -------------
NET ASSETS                                   $ 103,808,691  $ 3,440,288         $ 6,690,416  $ 40,897,724
                                      ==================== ============ =================== =============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units         $ 103,808,691  $ 3,440,288         $ 6,690,416  $ 40,897,724
  Net assets from contracts in payout                   --           --                  --            --
                                      -------------------- ------------ ------------------- -------------
       Total Net Assets                      $ 103,808,691  $ 3,440,288         $ 6,690,416  $ 40,897,724
                                      ==================== ============ =================== =============

The accompanying notes are an integral part of these financial statements.

PIONEER VCT OAK
RIDGE LARGE CAP PIONEER VCT REAL PIONEER VCT SMALL      PIONEER VCT                    UIF CORE PLUS FIXED
         GROWTH    ESTATE SHARES         CAP VALUE STRATEGIC INCOME UIF CAPITAL GROWTH              INCOME
     SUBACCOUNT       SUBACCOUNT        SUBACCOUNT       SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
--------------- ---------------- ----------------- ---------------- ------------------ -------------------
    $ 7,972,074     $ 10,027,586       $ 8,804,454     $ 41,661,670        $ 6,579,981        $ 14,902,050
             --               --                --               --                 --                  --
             --               --                --               --                 --                   5
--------------- ---------------- ----------------- ---------------- ------------------ -------------------
      7,972,074       10,027,586         8,804,454       41,661,670          6,579,981          14,902,055
--------------- ---------------- ----------------- ---------------- ------------------ -------------------
             --               --                --               --                 --                  --
          2,204            2,191             2,280            3,003              1,352               1,660
--------------- ---------------- ----------------- ---------------- ------------------ -------------------
          2,204            2,191             2,280            3,003              1,352               1,660
--------------- ---------------- ----------------- ---------------- ------------------ -------------------
    $ 7,969,870     $ 10,025,395       $ 8,802,174     $ 41,658,667        $ 6,578,629        $ 14,900,395
=============== ================ ================= ================ ================== ===================
    $ 7,969,870     $ 10,025,395       $ 8,802,174     $ 41,658,667        $ 6,578,629        $ 14,900,395
             --               --                --               --                 --                  --
--------------- ---------------- ----------------- ---------------- ------------------ -------------------
    $ 7,969,870     $ 10,025,395       $ 8,802,174     $ 41,658,667        $ 6,578,629        $ 14,900,395
=============== ================ ================= ================ ================== ===================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
DECEMBER 31, 2008

                                      UIF EQUITY AND UIF SMALL COMPANY UIF U.S. REAL ESTATE
                                              INCOME            GROWTH           SECURITIES    UIF VALUE
                                          SUBACCOUNT        SUBACCOUNT           SUBACCOUNT   SUBACCOUNT
                                      -------------- ----------------- -------------------- ------------
ASSETS:
  Investments at fair value            $ 142,710,392       $ 3,996,767         $ 17,256,597 $ 10,419,375
  Other receivables                               --                --                   --           --
  Due from MetLife Insurance
     Company of Connecticut                       --                --                   --           --
                                      -------------- ----------------- -------------------- ------------
       Total Assets                      142,710,392         3,996,767           17,256,597   10,419,375
                                      -------------- ----------------- -------------------- ------------
LIABILITIES:
  Other payables                                  --                --                   --           --
  Due to MetLife Insurance
     Company of Connecticut                       62             1,264                  127        1,431
                                      -------------- ----------------- -------------------- ------------
       Total Liabilities                          62             1,264                  127        1,431
                                      -------------- ----------------- -------------------- ------------
NET ASSETS                             $ 142,710,330       $ 3,995,503         $ 17,256,470 $ 10,417,944
                                      ============== ================= ==================== ============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units   $ 142,710,330       $ 3,995,503         $ 17,256,470 $ 10,417,944
  Net assets from contracts in payout             --                --                   --           --
                                      -------------- ----------------- -------------------- ------------
       Total Net Assets                $ 142,710,330       $ 3,995,503         $ 17,256,470 $ 10,417,944
                                      ============== ================= ==================== ============

The accompanying notes are an integral part of these financial statements.

                                                                                   WELLS FARGO VT
VAN KAMPEN LIT VAN KAMPEN LIT VAN KAMPEN LIT VAN KAMPEN LIT    VAN KAMPEN LIT           ADVANTAGE
CAPITAL GROWTH       COMSTOCK     ENTERPRISE     GOVERNMENT GROWTH AND INCOME SMALL/MID CAP VALUE
    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
-------------- -------------- -------------- -------------- ----------------- -------------------
  $ 10,961,778  $ 220,996,960    $ 5,943,120   $ 35,850,832     $ 137,596,620         $ 2,659,878
            --             --             --             --                --                  --
            --             --             --             --                --                  --
-------------- -------------- -------------- -------------- ----------------- -------------------
    10,961,778    220,996,960      5,943,120     35,850,832       137,596,620           2,659,878
-------------- -------------- -------------- -------------- ----------------- -------------------
            --             --             --             --                --                  --
         2,012          4,816          2,001          1,608             1,877                 355
-------------- -------------- -------------- -------------- ----------------- -------------------
         2,012          4,816          2,001          1,608             1,877                 355
-------------- -------------- -------------- -------------- ----------------- -------------------
  $ 10,959,766  $ 220,992,144    $ 5,941,119   $ 35,849,224     $ 137,594,743         $ 2,659,523
============== ============== ============== ============== ================= ===================
  $ 10,959,766  $ 220,965,609    $ 5,931,375   $ 35,849,224     $ 137,594,743         $ 2,659,523
            --         26,535          9,744             --                --                  --
-------------- -------------- -------------- -------------- ----------------- -------------------
  $ 10,959,766  $ 220,992,144    $ 5,941,119   $ 35,849,224     $ 137,594,743         $ 2,659,523
============== ============== ============== ============== ================= ===================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                                     ALGER AMERICAN    ALLIANCEBERNSTEIN
                                         AIM V.I. UTILITIES    CAPITAL APPRECIATION    GLOBAL TECHNOLOGY    AMERICAN FUNDS BOND
                                                 SUBACCOUNT              SUBACCOUNT           SUBACCOUNT         SUBACCOUNT (A)
                                         ------------------- ----------------------- -------------------- ----------------------
INVESTMENT INCOME:
      Dividends                                   $ 110,628                    $ --                 $ --              $ 123,941
                                         --------------------- ----------------------- -------------------- --------------------
EXPENSES:
      Mortality and expense risk
        charges                                      76,841                  84,291               28,902                 13,759
      Administrative charges                          6,296                   7,090                2,812                  1,435
                                         --------------------- ----------------------- -------------------- --------------------
        Total expenses                               83,137                  91,381               31,714                 15,194
                                         --------------------- ----------------------- -------------------- --------------------
           Net investment income (loss)              27,491                 (91,381)             (31,714)               108,747
                                         --------------------- ----------------------- -------------------- --------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   406,482                      --                   --                    856
      Realized gains (losses) on sale of
        investments                                 168,700                  46,131              (22,007)               (67,374)
                                         --------------------- ----------------------- -------------------- --------------------
           Net realized gains (losses)              575,182                  46,131              (22,007)               (66,518)
                                         --------------------- ----------------------- -------------------- --------------------
     Change in unrealized gains (losses)
        on investments                           (2,236,607)             (2,807,081)          (1,152,431)              (224,525)
                                         --------------------- ----------------------- -------------------- --------------------
     Net realized and unrealized gains
        (losses) on investments                  (1,661,425)             (2,760,950)          (1,174,438)              (291,043)
                                         --------------------- ----------------------- -------------------- --------------------
     Net increase (decrease) in net
        assets resulting from operations       $ (1,633,934)           $ (2,852,331)        $ (1,206,152)            $ (182,296)
                                         ===================== ======================= ==================== ====================

(a) For the period April 28, 2008 to December 31, 2008.

The accompanying notes are an integral part of these financial statements.

                  AMERICAN FUNDS
AMERICAN FUNDS      GLOBAL SMALL    AMERICAN FUNDS    AMERICAN FUNDS    CREDIT SUISSE TRUST    DELAWARE VIP SMALL
 GLOBAL GROWTH    CAPITALIZATION            GROWTH     GROWTH-INCOME       GLOBAL SMALL CAP             CAP VALUE
    SUBACCOUNT    SUBACCOUNT (A)        SUBACCOUNT        SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
----------------- ----------------- ----------------- ----------------- ---------------------- ---------------------
   $ 4,361,008              $ --       $ 4,199,641       $ 7,970,865               $ 24,627             $ 219,525
----------------- ----------------- ----------------- ----------------- ---------------------- ---------------------
     4,132,022             5,681         8,973,363         8,143,014                 25,825               367,007
       371,090               607           790,245           717,159                  2,024                22,024
----------------- ----------------- ----------------- ----------------- ---------------------- ---------------------
     4,503,112             6,288         9,763,608         8,860,173                 27,849               389,031
----------------- ----------------- ----------------- ----------------- ---------------------- ---------------------
      (142,104)           (6,288)       (5,563,967)         (889,308)                (3,222)             (169,506)
----------------- ----------------- ----------------- ----------------- ---------------------- ---------------------
    21,676,096            40,881        61,153,625        32,270,814                     --             1,923,304
     3,502,732           (42,193)       (3,063,324)       (1,626,399)               (23,483)              (80,631)
----------------- ----------------- ----------------- ----------------- ---------------------- ---------------------
    25,178,828            (1,312)       58,090,301        30,644,415                (23,483)            1,842,673
----------------- ----------------- ----------------- ----------------- ---------------------- ---------------------
  (145,949,450)         (466,474)     (344,375,290)     (253,965,899)              (787,170)          (10,637,836)
----------------- ----------------- ----------------- ----------------- ---------------------- ---------------------
  (120,770,622)         (467,786)     (286,284,989)     (223,321,484)              (810,653)           (8,795,163)
----------------- ----------------- ----------------- ----------------- ---------------------- ---------------------
$ (120,912,726)       $ (474,074)   $ (291,848,956)   $ (224,210,792)            $ (813,875)         $ (8,964,669)
================= ================= ================= ================= ====================== =====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                             DREYFUS SOCIALLY    DWSI CAPITAL      DWSI GLOBAL
                                           RESPONSIBLE GROWTH          GROWTH    OPPORTUNITIES    DWSI HEALTH CARE
                                                   SUBACCOUNT      SUBACCOUNT       SUBACCOUNT          SUBACCOUNT
                                           --------------------- --------------- ---------------- -------------------
INVESTMENT INCOME:
      Dividends                                       $ 3,011        $ 92,565             $ --                $ --
                                           --------------------- --------------- ---------------- -------------------
EXPENSES:
      Mortality and expense risk
        charges                                        12,970         253,998          102,169              83,010
      Administrative charges                            1,037          21,060            8,399               6,821
                                           --------------------- --------------- ---------------- -------------------
        Total expenses                                 14,007         275,058          110,568              89,831
                                           --------------------- --------------- ---------------- -------------------
           Net investment income (loss) .             (10,996)       (182,493)        (110,568)            (89,831)
                                           --------------------- --------------- ---------------- -------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                          --              --          992,051             787,065
      Realized gains (losses) on sale of
        investments                                    (2,702)        269,436         (189,138)            (74,192)
                                           --------------------- --------------- ---------------- -------------------
           Net realized gains (losses)                 (2,702)        269,436          802,913             712,873
                                           --------------------- --------------- ---------------- -------------------
     Change in unrealized gains (losses)
        on investments                               (282,713)     (5,437,835)      (4,347,920)         (1,898,312)
                                           --------------------- --------------- ---------------- -------------------
     Net realized and unrealized gains
        (losses) on investments                      (285,415)     (5,168,399)      (3,545,007)         (1,185,439)
                                           --------------------- --------------- ---------------- -------------------
     Net increase (decrease) in net assets
        resulting from operations                  $ (296,411)   $ (5,350,892)    $ (3,655,575)       $ (1,275,270)
                                           ===================== =============== ================ ===================

(a) For the period April 28, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

DWSII DREMAN SMALL    DWSII GOVERNMENT &    DWSII CONSERVATIVE    DWSII GLOBAL     DWSII GROWTH    DWSII MODERATE
     MID CAP VALUE     AGENCY SECURITIES            ALLOCATION        THEMATIC       ALLOCATION        ALLOCATION
        SUBACCOUNT            SUBACCOUNT            SUBACCOUNT      SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
--------------------- --------------------- --------------------- --------------- ---------------- -----------------
         $ 184,063             $ 302,242           $ 1,920,782        $ 79,506      $ 1,288,633       $ 1,275,847
--------------------- --------------------- --------------------- --------------- ---------------- -----------------
           248,656               130,544               289,381         128,376          500,914           559,656
            20,431                10,656                24,028          10,562           40,491            46,604
--------------------- --------------------- --------------------- --------------- ---------------- -----------------
           269,087               141,200               313,409         138,938          541,405           606,260
--------------------- --------------------- --------------------- --------------- ---------------- -----------------
           (85,024)              161,042             1,607,373         (59,432)         747,228           669,587
--------------------- --------------------- --------------------- --------------- ---------------- -----------------
         5,910,211                    --             3,261,703       2,273,539        5,948,945         4,026,053
        (1,075,893)              (16,194)           (1,017,692)       (812,324)        (886,226)       (1,001,298)
--------------------- --------------------- --------------------- --------------- ---------------- -----------------
         4,834,318               (16,194)            2,244,011       1,461,215        5,062,719         3,024,755
--------------------- --------------------- --------------------- --------------- ---------------- -----------------
       (10,319,630)              (17,071)           (8,097,720)     (5,697,593)     (17,059,205)      (14,794,190)
--------------------- --------------------- --------------------- --------------- ---------------- -----------------
        (5,485,312)              (33,265)           (5,853,709)     (4,236,378)     (11,996,486)      (11,769,435)
--------------------- --------------------- --------------------- --------------- ---------------- -----------------
      $ (5,570,336)            $ 127,777          $ (4,246,336)   $ (4,295,810)   $ (11,249,258)    $ (11,099,848)
===================== ===================== ===================== =============== ================ =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                                                    FIDELITY VIP
                                                                 FIDELITY VIP    DYNAMIC CAPITAL      FIDELITY VIP
                                           DWSII TECHNOLOGY        CONTRAFUND       APPRECIATION     EQUITY-INCOME
                                                 SUBACCOUNT        SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                           ------------------- ----------------- ------------------ -----------------
INVESTMENT INCOME:
      Dividends                                        $ --       $ 2,444,389           $ 14,200       $ 7,341,699
                                           ------------------- ----------------- ------------------ -----------------
EXPENSES:
      Mortality and expense risk
        charges                                      41,846         4,628,877             50,907         3,703,899
      Administrative charges                          3,464           307,383              4,033            27,202
                                           ------------------- ----------------- ------------------ -----------------
        Total expenses                               45,310         4,936,260             54,940         3,731,101
                                           ------------------- ----------------- ------------------ -----------------
           Net investment income (loss)             (45,310)       (2,491,871)           (40,740)        3,610,598
                                           ------------------- ----------------- ------------------ -----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                        --         9,234,803             24,410           327,117
      Realized gains (losses) on sale of
        investments                                 (65,877)      (13,508,348)           (41,384)       (6,824,690)
                                           ------------------- ----------------- ------------------ -----------------
           Net realized gains (losses)              (65,877)       (4,273,545)           (16,974)       (6,497,573)
                                           ------------------- ----------------- ------------------ -----------------
     Change in unrealized gains (losses)
        on investments                           (1,329,213)     (159,012,593)        (1,661,209)     (158,555,008)
                                           ------------------- ----------------- ------------------ -----------------
     Net realized and unrealized gains
         (losses) on investments                 (1,395,090)     (163,286,138)        (1,678,183)     (165,052,581)
                                           ------------------- ----------------- ------------------ -----------------
     Net increase (decrease) in net assets
        resulting from operations              $ (1,440,400)   $ (165,778,009)      $ (1,718,923)   $ (161,441,983)
                                           =================== ================= ================== =================

(a) For the period April 28, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                                        FTVIPT FRANKLIN      FTVIPT FRANKLIN
FIDELITY VIP HIGH                                FTVIPT MUTUAL      FTVIPT FRANKLIN    RISING DIVIDENDS        SMALL-MID CAP
           INCOME    FIDELITY VIP MID CAP    SHARES SECURITIES    INCOME SECURITIES          SECURITIES    GROWTH SECURITIES
       SUBACCOUNT              SUBACCOUNT           SUBACCOUNT           SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
-------------------- ----------------------- -------------------- -------------------- ------------------- --------------------
      $ 2,688,032               $ 836,529          $ 2,006,370          $ 1,736,549           $ 546,261                 $ --
-------------------- ----------------------- -------------------- -------------------- ------------------- --------------------
          372,100               5,052,698            1,014,440              547,002             530,497              839,417
               98                 328,390              102,222               47,634              44,533               68,227
-------------------- ----------------------- -------------------- -------------------- ------------------- --------------------
          372,198               5,381,088            1,116,662              594,636             575,030              907,644
-------------------- ----------------------- -------------------- -------------------- ------------------- --------------------
        2,315,834              (4,544,559)             889,708            1,141,913             (28,769)            (907,644)
-------------------- ----------------------- -------------------- -------------------- ------------------- --------------------
               --              59,697,442            2,853,730              727,133             235,801            6,401,813
       (1,196,314)             (5,714,792)          (1,315,872)          (1,380,114)           (570,161)          (1,158,333)
-------------------- ----------------------- -------------------- -------------------- ------------------- --------------------
       (1,196,314)             53,982,650            1,537,858             (652,981)           (334,360)           5,243,480
-------------------- ----------------------- -------------------- -------------------- ------------------- --------------------
       (9,618,517)           (215,124,181)         (33,386,323)         (11,768,551)         (9,350,267)         (30,953,725)
-------------------- ----------------------- -------------------- -------------------- ------------------- --------------------
      (10,814,831)           (161,141,531)         (31,848,465)         (12,421,532)         (9,684,627)         (25,710,245)
-------------------- ----------------------- -------------------- -------------------- ------------------- --------------------
     $ (8,498,997)         $ (165,686,090)       $ (30,958,757)       $ (11,279,619)       $ (9,713,396)       $ (26,617,889)
==================== ======================= ==================== ==================== =================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                             FTVIPT TEMPLETON
                                           DEVELOPING MARKETS      FTVIPT TEMPLETON     FTVIPT TEMPLETON
                                                   SECURITIES    FOREIGN SECURITIES    GROWTH SECURITIES    JANUS ASPEN FORTY
                                                   SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           --------------------- --------------------- -------------------- --------------------
INVESTMENT INCOME:
      Dividends                                   $ 1,336,855           $ 4,414,769            $ 704,609                $ 618
                                           --------------------- --------------------- -------------------- --------------------
EXPENSES:
      Mortality and expense risk
        charges                                     1,095,703             3,116,679              586,925               87,544
      Administrative charges                           63,741               250,034               59,371                9,312
                                           --------------------- --------------------- -------------------- --------------------
        Total expenses                              1,159,444             3,366,713              646,296               96,856
                                           --------------------- --------------------- -------------------- --------------------
           Net investment income (loss)               177,411             1,048,056               58,313              (96,238)
                                           --------------------- --------------------- -------------------- --------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  10,020,662            18,068,475            2,776,593                   --
      Realized gains (losses) on sale of
        investments                                13,009,937             2,398,911             (809,259)             682,067
                                           --------------------- --------------------- -------------------- --------------------
           Net realized gains (losses)             23,030,599            20,467,386            1,967,334              682,067
                                           --------------------- --------------------- -------------------- --------------------
     Change in unrealized gains (losses)
        on investments                            (65,209,597)         (114,496,778)         (23,386,449)          (3,765,292)
                                           --------------------- --------------------- -------------------- --------------------
     Net realized and unrealized gains
        (losses) on investments                   (42,178,998)          (94,029,392)         (21,419,115)          (3,083,225)
                                           --------------------- --------------------- -------------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations               $ (42,001,587)        $ (92,981,336)       $ (21,360,802)        $ (3,179,463)
                                           ===================== ===================== ==================== ====================

(a) For the period April 28, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

JANUS ASPEN GLOBAL    JANUS ASPEN GLOBAL             JANUS ASPEN       JANUS ASPEN      JANUS ASPEN         JANUS ASPEN
     LIFE SCIENCES            TECHNOLOGY    INTERNATIONAL GROWTH    MID CAP GROWTH    MID CAP VALUE    WORLDWIDE GROWTH
        SUBACCOUNT            SUBACCOUNT              SUBACCOUNT        SUBACCOUNT       SUBACCOUNT          SUBACCOUNT
--------------------- --------------------- ----------------------- ----------------- ---------------- -------------------
              $ --               $ 7,164               $ 885,054          $ 13,685         $ 11,757            $ 13,552
--------------------- --------------------- ----------------------- ----------------- ---------------- -------------------
            87,821               123,495               1,030,915           330,604           44,277             107,914
             9,591                12,090                  18,598            28,875            4,404               9,343
--------------------- --------------------- ----------------------- ----------------- ---------------- -------------------
            97,412               135,585               1,049,513           359,479           48,681             117,257
--------------------- --------------------- ----------------------- ----------------- ---------------- -------------------
           (97,412)             (128,421)               (164,459)         (345,794)         (36,924)           (103,705)
--------------------- --------------------- ----------------------- ----------------- ---------------- -------------------
                --                    --              12,784,110         1,290,527          335,223                  --
           515,283              (123,645)                660,268           212,803           71,054           4,444,624
--------------------- --------------------- ----------------------- ----------------- ---------------- -------------------
           515,283              (123,645)             13,444,378         1,503,330          406,277           4,444,624
--------------------- --------------------- ----------------------- ----------------- ---------------- -------------------
        (2,583,481)           (4,309,848)            (65,791,608)      (12,730,826)      (1,306,582)         (6,683,395)
--------------------- --------------------- ----------------------- ----------------- ---------------- -------------------
        (2,068,198)           (4,433,493)            (52,347,230)      (11,227,496)        (900,305)         (2,238,771)
--------------------- --------------------- ----------------------- ----------------- ---------------- -------------------
      $ (2,165,610)         $ (4,561,914)          $ (52,511,689)    $ (11,573,290)      $ (937,229)       $ (2,342,476)
===================== ===================== ======================= ================= ================ ===================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                           LMPVET AGGRESSIVE            LMPVET    LMPVET CAPITAL
                                                      GROWTH      APPRECIATION        AND INCOME    LMPVET CAPITAL
                                                  SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                           -------------------- ----------------- ----------------- -----------------
INVESTMENT INCOME:
      Dividends                                         $ --       $ 7,696,469       $ 1,848,917          $ 75,556
                                           -------------------- ----------------- ----------------- -----------------
EXPENSES:
      Mortality and expense risk
        charges                                    9,775,766         9,380,025         3,486,662         2,951,948
      Administrative charges                         906,312           956,540           301,130           242,817
                                           -------------------- ----------------- ----------------- -----------------
        Total expenses                            10,682,078        10,336,565         3,787,792         3,194,765
                                           -------------------- ----------------- ----------------- -----------------
           Net investment income (loss)          (10,682,078)       (2,640,096)       (1,938,875)       (3,119,209)
                                           -------------------- ----------------- ----------------- -----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                         --        26,366,871         4,365,235        37,207,623
      Realized gains (losses) on sale of
        investments                                6,981,186        (4,033,339)      (13,312,598)       (7,341,016)
                                           -------------------- ----------------- ----------------- -----------------
           Net realized gains (losses)             6,981,186        22,333,532        (8,947,363)       29,866,607
                                           -------------------- ----------------- ----------------- -----------------
     Change in unrealized gains (losses)
        on investments                          (321,052,738)     (238,791,753)      (71,866,879)     (107,121,597)
                                           -------------------- ----------------- ----------------- -----------------
     Net realized and unrealized gains
        (losses) on investments                 (314,071,552)     (216,458,221)      (80,814,242)      (77,254,990)
                                           -------------------- ----------------- ----------------- -----------------
     Net increase (decrease) in net assets
        resulting from operations             $ (324,753,630)   $ (219,098,317)    $ (82,753,117)    $ (80,374,199)
                                           ==================== ================= ================= =================

(a) For the period April 28, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                                        LMPVET
LMPVET DIVIDEND     LMPVET EQUITY               LMPVET    LMPVET GLOBAL          INTERNATIONAL
       STRATEGY             INDEX    FUNDAMENTAL VALUE           EQUITY    ALL CAP OPPORTUNITY    LMPVET INVESTORS
     SUBACCOUNT        SUBACCOUNT           SUBACCOUNT       SUBACCOUNT             SUBACCOUNT          SUBACCOUNT
------------------ ----------------- -------------------- ---------------- ---------------------- -------------------
    $ 1,459,190      $ 14,774,751         $ 10,998,980         $ 44,340            $ 1,970,027         $ 3,019,773
------------------ ----------------- -------------------- ---------------- ---------------------- -------------------
        775,147        22,039,179            9,922,759        1,079,744              1,257,076           3,282,860
         80,445         1,191,462              929,638           90,380                122,094             328,241
------------------ ----------------- -------------------- ---------------- ---------------------- -------------------
        855,592        23,230,641           10,852,397        1,170,124              1,379,170           3,611,101
------------------ ----------------- -------------------- ---------------- ---------------------- -------------------
        603,598        (8,455,890)             146,583       (1,125,784)               590,857            (591,328)
------------------ ----------------- -------------------- ---------------- ---------------------- -------------------
             --        18,257,821              527,147        8,051,073                     --           7,212,020
     (1,314,142)      (12,117,463)         (15,332,630)      (1,726,802)           (12,209,484)         (8,714,182)
------------------ ----------------- -------------------- ---------------- ---------------------- -------------------
     (1,314,142)        6,140,358          (14,805,483)       6,324,271            (12,209,484)         (1,502,162)
------------------ ----------------- -------------------- ---------------- ---------------------- -------------------
    (17,573,568)     (376,452,252)        (286,063,407)     (35,987,482)           (44,954,847)       (105,245,206)
------------------ ----------------- -------------------- ---------------- ---------------------- -------------------
    (18,887,710)     (370,311,894)        (300,868,890)     (29,663,211)           (57,164,331)       (106,747,368)
------------------ ----------------- -------------------- ---------------- ---------------------- -------------------
  $ (18,284,112)   $ (378,767,784)      $ (300,722,307)   $ (30,788,995)         $ (56,573,474)     $ (107,338,696)
================== ================= ==================== ================ ====================== ===================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                           LMPVET LARGE CAP    LMPVET LIFESTYLE    LMPVET LIFESTYLE    LMPVET LIFESTYLE
                                                     GROWTH      ALLOCATION 50%      ALLOCATION 70%      ALLOCATION 85%
                                                 SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                           ------------------- ------------------- ------------------- -------------------
INVESTMENT INCOME:
      Dividends                                   $ 444,098         $ 4,546,777         $ 1,676,056           $ 745,359
                                           ------------------- ------------------- ------------------- -------------------
EXPENSES:
      Mortality and expense risk
        charges                                   2,643,599           1,856,987             923,948             576,199
      Administrative charges                        234,887             210,540             108,991              68,003
                                           ------------------- ------------------- ------------------- -------------------
        Total expenses                            2,878,486           2,067,527           1,032,939             644,202
                                           ------------------- ------------------- ------------------- -------------------
           Net investment income (loss)          (2,434,388)          2,479,250             643,117             101,157
                                           ------------------- ------------------- ------------------- -------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                        --           4,993,417              72,842             314,238
      Realized gains (losses) on sale of
        investments                                  88,318          (4,481,358)         (2,874,728)         (1,860,751)
                                           ------------------- ------------------- ------------------- -------------------
           Net realized gains (losses)               88,318             512,059          (2,801,886)         (1,546,513)
                                           ------------------- ------------------- ------------------- -------------------
     Change in unrealized gains (losses)
        on investments                          (76,817,254)        (47,437,354)        (25,721,491)        (19,093,660)
                                           ------------------- ------------------- ------------------- -------------------
     Net realized and unrealized gains
        (losses) on investments                 (76,728,936)        (46,925,295)        (28,523,377)        (20,640,173)
                                           ------------------- ------------------- ------------------- -------------------
     Net increase (decrease) in net assets
        resulting from operations             $ (79,163,324)      $ (44,446,045)      $ (27,880,260)      $ (20,539,016)
                                           =================== =================== =================== ===================

(a) For the period April 28, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

LMPVET MID CAP    LMPVET SMALL CAP    LMPVET SOCIAL    LMPVIT ADJUSTABLE    LMPVIT DIVERSIFIED      LMPVIT GLOBAL
          CORE              GROWTH        AWARENESS          RATE INCOME      STRATEGIC INCOME    HIGH YIELD BOND
    SUBACCOUNT          SUBACCOUNT       SUBACCOUNT           SUBACCOUNT            SUBACCOUNT         SUBACCOUNT
----------------- ------------------- ---------------- -------------------- --------------------- ------------------
     $ 159,660                $ --      $ 1,194,589          $ 1,086,493           $ 2,529,233        $ 1,539,098
----------------- ------------------- ---------------- -------------------- --------------------- ------------------
     1,303,346           1,342,248          814,909              433,308               656,704            259,259
       126,029             113,092           36,869               35,997                66,908             23,010
----------------- ------------------- ---------------- -------------------- --------------------- ------------------
     1,429,375           1,455,340          851,778              469,305               723,612            282,269
----------------- ------------------- ---------------- -------------------- --------------------- ------------------
    (1,269,715)         (1,455,340)         342,811              617,188             1,805,621          1,256,829
----------------- ------------------- ---------------- -------------------- --------------------- ------------------
            --           2,951,725               --                   --                    --                 --
    (3,753,382)         (1,906,215)        (938,481)          (1,744,008)           (2,437,742)          (759,385)
----------------- ------------------- ---------------- -------------------- --------------------- ------------------
    (3,753,382)          1,045,510         (938,481)          (1,744,008)           (2,437,742)          (759,385)
----------------- ------------------- ---------------- -------------------- --------------------- ------------------
   (29,132,186)        (40,484,444)     (18,204,899)          (4,846,224)           (6,518,920)        (5,842,294)
----------------- ------------------- ---------------- -------------------- --------------------- ------------------
   (32,885,568)        (39,438,934)     (19,143,380)          (6,590,232)           (8,956,662)        (6,601,679)
----------------- ------------------- ---------------- -------------------- --------------------- ------------------
 $ (34,155,283)      $ (40,894,274)   $ (18,800,569)        $ (5,973,044)         $ (7,151,041)      $ (5,344,850)
================= =================== ================ ==================== ===================== ==================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                                                              MIST AMERICAN
                                             LMPVIT HIGH    LMPVIT MONEY LMPVIT STRATEGIC    FUNDS BALANCED
                                                  INCOME          MARKET             BOND        ALLOCATION
                                              SUBACCOUNT      SUBACCOUNT       SUBACCOUNT    SUBACCOUNT (A)
                                         ------------------ ------------ ------------------- -----------------
INVESTMENT INCOME:
      Dividends                             $ 17,638,702     $ 6,944,944      $ 2,281,478          $ 11,776
                                         ------------------ ------------ ------------------- -----------------
EXPENSES:
      Mortality and expense risk
        charges                                2,599,300       4,162,900          654,821               573
      Administrative charges                     258,405         404,360           57,611                --
                                         ------------------ ------------ ------------------- -----------------
        Total expenses                         2,857,705       4,567,260          712,432               573
                                         ------------------ ------------ ------------------- -----------------
           Net investment income (loss)       14,780,997       2,377,684        1,569,046            11,203
                                         ------------------ ------------ ------------------- -----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                     --              --               --                18
      Realized gains (losses) on sale of
        investments                          (14,694,020)             --       (1,709,334)           (2,068)
                                         ------------------ ------------ ------------------- -----------------
           Net realized gains (losses)       (14,694,020)             --       (1,709,334)           (2,050)
                                         ------------------ ------------ ------------------- -----------------
     Change in unrealized gains (losses)
        on investments                       (57,188,572)             --       (7,636,352)          (53,327)
                                         ------------------ ------------ ------------------- -----------------
     Net realized and unrealized gains
        (losses) on investments              (71,882,592)             --       (9,345,686)          (55,377)
                                         ------------------ ------------ ------------------- -----------------
     Net increase (decrease) in net assets
        resulting from operations          $ (57,101,595)    $ 2,377,689     $ (7,776,640)        $ (44,174)
                                         ================== ============ =================== =================

(a) For the period April 28, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

 MIST AMERICAN     MIST AMERICAN
  FUNDS GROWTH    FUNDS MODERATE    MIST BATTERYMARCH    MIST BLACKROCK    MIST BLACKROCK    MIST CLARION GLOBAL
    ALLOCATION        ALLOCATION    GROWTH AND INCOME        HIGH YIELD    LARGE CAP CORE            REAL ESTATE
SUBACCOUNT (A)    SUBACCOUNT (A)           SUBACCOUNT        SUBACCOUNT        SUBACCOUNT             SUBACCOUNT
----------------- ----------------- -------------------- ----------------- ----------------- ----------------------
       $ 9,992           $ 3,537          $ 4,974,136       $ 7,741,720         $ 461,323            $ 2,294,372
----------------- ----------------- -------------------- ----------------- ----------------- ----------------------
           412               203            4,104,909         1,406,347         1,099,319              1,667,962
            --                --                   --            88,409           110,572                119,661
----------------- ----------------- -------------------- ----------------- ----------------- ----------------------
           412               203            4,104,909         1,494,756         1,209,891              1,787,623
----------------- ----------------- -------------------- ----------------- ----------------- ----------------------
         9,580             3,334              869,227         6,246,964          (748,568)               506,749
----------------- ----------------- -------------------- ----------------- ----------------- ----------------------
             4                 3           49,532,248                --         3,693,772             11,166,201
        (1,147)              (36)         (12,474,426)       (4,075,599)       (4,431,149)           (10,962,403)
----------------- ----------------- -------------------- ----------------- ----------------- ----------------------
        (1,143)              (33)          37,057,822        (4,075,599)         (737,377)               203,798
----------------- ----------------- -------------------- ----------------- ----------------- ----------------------
       (70,650)          (20,669)        (192,954,457)      (30,512,042)      (34,965,394)           (53,984,766)
----------------- ----------------- -------------------- ----------------- ----------------- ----------------------
       (71,793)          (20,702)        (155,896,635)      (34,587,641)      (35,702,771)           (53,780,968)
----------------- ----------------- -------------------- ----------------- ----------------- ----------------------
     $ (62,213)        $ (17,368)      $ (155,027,408)    $ (28,340,677)    $ (36,451,339)         $ (53,274,219)
================= ================= ==================== ================= ================= ======================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                                  MIST HARRIS
                                           MIST DREMAN SMALL          OAKMARK                          MIST LAZARD
                                                   CAP VALUE    INTERNATIONAL    MIST JANUS FORTY          MID CAP
                                                  SUBACCOUNT       SUBACCOUNT          SUBACCOUNT       SUBACCOUNT
                                           -------------------- ---------------- ------------------- ----------------
INVESTMENT INCOME:
      Dividends                                     $ 92,243      $ 1,961,763        $ 43,353,469         $ 54,249
                                           -------------------- ---------------- ------------------- ----------------
EXPENSES:
      Mortality and expense risk
        charges                                      194,494        1,477,627           8,556,084          961,842
      Administrative charges                          12,190          124,030             161,178           56,599
                                           -------------------- ---------------- ------------------- ----------------
        Total expenses                               206,684        1,601,657           8,717,262        1,018,441
                                           -------------------- ---------------- ------------------- ----------------
           Net investment income (loss)             (114,441)         360,106          34,636,207         (964,192)
                                           -------------------- ---------------- ------------------- ----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                    346,505       16,795,784          18,763,410          438,843
      Realized gains (losses) on sale of
        investments                                 (547,186)     (10,085,263)         (8,427,478)      (3,280,875)
                                           -------------------- ---------------- ------------------- ----------------
           Net realized gains (losses)              (200,681)       6,710,521          10,335,932       (2,842,032)
                                           -------------------- ---------------- ------------------- ----------------
     Change in unrealized gains (losses)
        on investments                            (3,531,575)     (56,193,090)       (393,691,219)     (40,689,078)
                                           -------------------- ---------------- ------------------- ----------------
     Net realized and unrealized gains
        (losses) on investments                   (3,732,256)     (49,482,569)       (383,355,287)     (43,531,110)
                                           -------------------- ---------------- ------------------- ----------------
     Net increase (decrease) in net assets
        resulting from operations               $ (3,846,697)   $ (49,122,463)     $ (348,719,080)   $ (44,495,302)
                                           ==================== ================ =================== ================

(a) For the period April 28, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

    MIST LEGG MASON     MIST LEGG MASON
PARTNERS AGGRESSIVE    PARTNERS MANAGED    MIST LEGG MASON    MIST LOOMIS SAYLES    MIST LORD ABBETT     MIST LORD ABBETT
             GROWTH              ASSETS       VALUE EQUITY        GLOBAL MARKETS      BOND DEBENTURE    GROWTH AND INCOME
     SUBACCOUNT (A)          SUBACCOUNT         SUBACCOUNT            SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
---------------------- ------------------- ------------------ --------------------- ------------------- --------------------
               $ --         $ 6,571,747            $ 1,008           $ 9,648,452         $ 3,552,322          $ 3,209,386
---------------------- ------------------- ------------------ --------------------- ------------------- --------------------
                 69           2,336,453             99,630             2,298,613           1,140,677            3,447,268
                 --              11,895              8,136                 1,634             108,284              280,584
---------------------- ------------------- ------------------ --------------------- ------------------- --------------------
                 69           2,348,348            107,766             2,300,247           1,248,961            3,727,852
---------------------- ------------------- ------------------ --------------------- ------------------- --------------------
                (69)          4,223,399           (106,758)            7,348,205           2,303,361             (518,466)
---------------------- ------------------- ------------------ --------------------- ------------------- --------------------
                 --          16,630,284            246,831            12,446,898           1,232,093           22,149,519
                 (9)         (7,778,749)          (502,321)           (3,991,414)         (1,651,141)         (12,862,246)
---------------------- ------------------- ------------------ --------------------- ------------------- --------------------
                 (9)          8,851,535           (255,490)            8,455,484            (419,048)           9,287,273
---------------------- ------------------- ------------------ --------------------- ------------------- --------------------
             (6,904)        (69,160,596)        (3,716,890)         (108,312,444)        (17,926,208)        (103,500,968)
---------------------- ------------------- ------------------ --------------------- ------------------- --------------------
             (6,913)        (60,309,061)        (3,972,380)          (99,856,960)        (18,345,256)         (94,213,695)
---------------------- ------------------- ------------------ --------------------- ------------------- --------------------
           $ (6,982)      $ (56,085,662)      $ (4,079,138)        $ (92,508,755)      $ (16,041,895)       $ (94,732,161)
====================== =================== ================== ===================== =================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                           MIST LORD ABBETT            MIST MET/AIM    MIST MET/AIM SMALL    MIST MET/FRANKLIN
                                              MID CAP VALUE    CAPITAL APPRECIATION            CAP GROWTH        MUTUAL SHARES
                                                 SUBACCOUNT              SUBACCOUNT            SUBACCOUNT       SUBACCOUNT (A)
                                           ------------------- ----------------------- --------------------- --------------------
INVESTMENT INCOME:
      Dividends                                   $ 437,950             $ 1,636,291                  $ --              $ 7,206
                                           ------------------- ----------------------- --------------------- --------------------
EXPENSES:
      Mortality and expense risk
        charges                                   1,346,877               1,167,748               116,403                  662
      Administrative charges                        110,142                 119,403                 6,977                   54
                                           ------------------- ----------------------- --------------------- --------------------
        Total expenses                            1,457,019               1,287,151               123,380                  716
                                           ------------------- ----------------------- --------------------- --------------------
           Net investment income (loss)          (1,019,069)                349,140              (123,380)               6,490
                                           ------------------- ----------------------- --------------------- --------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                11,600,785                       7               622,980                   --
      Realized gains (losses) on sale of
        investments                              (8,089,281)             (4,683,554)             (494,422)              (1,898)
                                           ------------------- ----------------------- --------------------- --------------------
           Net realized gains (losses)            3,511,504              (4,683,547)              128,558               (1,898)
                                           ------------------- ----------------------- --------------------- --------------------
     Change in unrealized gains (losses)
        on investments                          (39,220,051)            (40,353,112)           (3,655,653)              (9,000)
                                           ------------------- ----------------------- --------------------- --------------------
     Net realized and unrealized gains
        (losses) on investments                 (35,708,547)            (45,036,659)           (3,527,095)             (10,898)
                                           ------------------- ----------------------- --------------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations             $ (36,727,616)          $ (44,687,519)         $ (3,650,475)            $ (4,408)
                                           =================== ======================= ===================== ====================

(a) For the period April 28, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                           MIST PIMCO
MIST MFS EMERGING    MIST MFS RESEARCH        MIST OPPENHEIMER    INFLATION PROTECTED    MIST PIMCO TOTAL
   MARKETS EQUITY        INTERNATIONAL    CAPITAL APPRECIATION                   BOND              RETURN    MIST PIONEER FUND
       SUBACCOUNT           SUBACCOUNT              SUBACCOUNT             SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
-------------------- -------------------- ----------------------- ---------------------- ------------------- --------------------
        $ 857,410          $ 1,610,609               $ 848,128            $ 3,800,066           $ 824,804            $ 291,182
-------------------- -------------------- ----------------------- ---------------------- ------------------- --------------------
        1,454,309            1,534,579               3,414,801              1,670,853             411,278              364,320
          124,679              125,474                  37,205                129,343              34,421               13,868
-------------------- -------------------- ----------------------- ---------------------- ------------------- --------------------
        1,578,988            1,660,053               3,452,006              1,800,196             445,699              378,188
-------------------- -------------------- ----------------------- ---------------------- ------------------- --------------------
         (721,578)             (49,444)             (2,603,878)             1,999,870             379,105              (87,006)
-------------------- -------------------- ----------------------- ---------------------- ------------------- --------------------
        5,754,842            9,277,575               6,788,230                201,236             532,084                   --
       (6,252,570)          (6,873,385)             (9,322,783)              (133,838)           (196,445)            (238,413)
-------------------- -------------------- ----------------------- ---------------------- ------------------- --------------------
         (497,728)           2,404,190              (2,534,553)                67,398             335,639             (238,413)
-------------------- -------------------- ----------------------- ---------------------- ------------------- --------------------
      (73,587,241)         (56,604,872)           (207,510,855)           (12,342,340)         (1,309,807)          (9,816,853)
-------------------- -------------------- ----------------------- ---------------------- ------------------- --------------------
      (74,084,969)         (54,200,682)           (210,045,408)           (12,274,942)           (974,168)         (10,055,266)
-------------------- -------------------- ----------------------- ---------------------- ------------------- --------------------
    $ (74,806,547)       $ (54,250,126)         $ (212,649,286)         $ (10,275,072)         $ (595,063)       $ (10,142,272)
==================== ==================== ======================= ====================== =================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                 MIST PIONEER    MIST SSGA GROWTH    MIST SSGA GROWTH    MIST T. ROWE PRICE
                                             STRATEGIC INCOME      AND INCOME ETF                 ETF        MID CAP GROWTH
                                                   SUBACCOUNT          SUBACCOUNT          SUBACCOUNT        SUBACCOUNT (A)
                                         ----------------------- ------------------- ------------------- ---------------------
INVESTMENT INCOME:
      Dividends                                  $ 12,527,847         $ 2,664,002         $ 2,581,081                  $ --
                                         ----------------------- ------------------- ------------------- ---------------------
EXPENSES:
      Mortality and expense risk
        charges                                     2,740,135           1,757,383           2,077,891                16,953
      Administrative charges                          251,782                  --                  --                 1,428
                                         ----------------------- ------------------- ------------------- ---------------------
        Total expenses                              2,991,917           1,757,383           2,077,891                18,381
                                         ----------------------- ------------------- ------------------- ---------------------
           Net investment income (loss)             9,535,930             906,619             503,190               (18,381)
                                         ----------------------- ------------------- ------------------- ---------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                          --           3,310,710           3,877,118                    --
      Realized gains (losses) on sale of
        investments                                (1,938,011)           (443,979)           (677,483)              (43,931)
                                         ----------------------- ------------------- ------------------- ---------------------
           Net realized gains (losses)             (1,938,011)          2,866,731           3,199,635               (43,931)
                                         ----------------------- ------------------- ------------------- ---------------------
     Change in unrealized gains (losses)
        on investments                            (31,195,525)        (44,648,567)        (69,119,633)             (583,520)
                                         ----------------------- ------------------- ------------------- ---------------------
     Net realized and unrealized gains
        (losses) on investments                   (33,133,536)        (41,781,836)        (65,919,998)             (627,451)
                                         ----------------------- ------------------- ------------------- ---------------------
     Net increase (decrease) in net assets
        resulting from operations               $ (23,597,606)      $ (40,875,217)      $ (65,416,808)           $ (645,832)
                                         ======================= =================== =================== =====================

(a) For the period April 28, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

MIST THIRD AVENUE    MIST TURNER MID    MIST VAN KAMPEN    MIST VAN KAMPEN           MORGAN STANLEY     MORGAN STANLEY
  SMALL CAP VALUE         CAP GROWTH     MID CAP GROWTH           COMSTOCK    CAPITAL OPPORTUNITIES    DIVIDEND GROWTH
       SUBACCOUNT     SUBACCOUNT (A)         SUBACCOUNT         SUBACCOUNT               SUBACCOUNT         SUBACCOUNT
-------------------- ------------------ ------------------ ------------------ ------------------------ ------------------
      $ 1,458,388               $ --           $ 62,963           $ 19,875                  $ 2,381           $ 12,048
-------------------- ------------------ ------------------ ------------------ ------------------------ ------------------
        2,819,578             46,084            250,439             16,026                   29,261             57,637
          171,938              3,654             22,066              1,362                    2,098              4,285
-------------------- ------------------ ------------------ ------------------ ------------------------ ------------------
        2,991,516             49,738            272,505             17,388                   31,359             61,922
-------------------- ------------------ ------------------ ------------------ ------------------------ ------------------
       (1,533,128)           (49,738)          (209,542)             2,487                  (28,978)           (49,874)
-------------------- ------------------ ------------------ ------------------ ------------------------ ------------------
       13,337,921                 --            436,327             43,842                       --                 --
       (9,244,604)          (135,578)        (1,242,286)           (89,422)                  66,520             11,587
-------------------- ------------------ ------------------ ------------------ ------------------------ ------------------
        4,093,317           (135,578)          (805,959)           (45,580)                  66,520             11,587
-------------------- ------------------ ------------------ ------------------ ------------------------ ------------------
      (64,026,673)        (1,830,916)       (10,201,486)          (319,346)                (846,778)        (1,265,207)
-------------------- ------------------ ------------------ ------------------ ------------------------ ------------------
      (59,933,356)        (1,966,494)       (11,007,445)          (364,926)                (780,258)        (1,253,620)
-------------------- ------------------ ------------------ ------------------ ------------------------ ------------------
    $ (61,466,484)      $ (2,016,232)     $ (11,216,987)        $ (362,439)              $ (809,236)      $ (1,303,494)
==================== ================== ================== ================== ======================== ==================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                             MORGAN STANLEY        MSF BLACKROCK    MSF BLACKROCK BOND    MSF BLACKROCK
                                              S&P 500 INDEX    AGGRESSIVE GROWTH                INCOME      DIVERSIFIED
                                                 SUBACCOUNT           SUBACCOUNT            SUBACCOUNT       SUBACCOUNT
                                         --------------------- -------------------- --------------------- ----------------
INVESTMENT INCOME:
      Dividends                                   $ 171,173                 $ --          $ 18,364,866      $ 4,318,837
                                         --------------------- -------------------- --------------------- ----------------
EXPENSES:
      Mortality and expense risk
        charges                                     149,783            2,108,045             5,151,317        1,883,907
      Administrative charges                         11,785              212,859               410,131            6,393
                                         --------------------- -------------------- --------------------- ----------------
        Total expenses                              161,568            2,320,904             5,561,448        1,890,300
                                         --------------------- -------------------- --------------------- ----------------
           Net investment income (loss)               9,605           (2,320,904)           12,803,418        2,428,537
                                         --------------------- -------------------- --------------------- ----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                        --                   --                    --        1,681,158
      Realized gains (losses) on sale of
        investments                                  14,702             (583,784)              947,866       (3,757,929)
                                         --------------------- -------------------- --------------------- ----------------
           Net realized gains (losses)               14,702             (583,784)              947,866       (2,076,771)
                                         --------------------- -------------------- --------------------- ----------------
     Change in unrealized gains (losses)
        on investments                           (3,665,149)         (82,608,125)          (32,707,621)     (45,812,412)
                                         --------------------- -------------------- --------------------- ----------------
     Net realized and unrealized gains
        (losses) on investments                  (3,650,447)         (83,191,909)          (31,759,755)     (47,889,183)
                                         --------------------- -------------------- --------------------- ----------------
     Net increase (decrease) in net assets
        resulting from operations              $ (3,640,842)       $ (85,512,813)        $ (18,956,337)   $ (45,460,646)
                                         ===================== ==================== ===================== ================

(a) For the period April 28, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                          MSF BLACKROCK
MSF BLACKROCK LARGE    LEGACY LARGE CAP    MSF BLACKROCK          MSF CAPITAL    MSF DAVIS VENTURE
          CAP VALUE              GROWTH     MONEY MARKET GUARDIAN U.S. EQUITY                VALUE    MSF FI LARGE CAP
     SUBACCOUNT (A)      SUBACCOUNT (A)       SUBACCOUNT           SUBACCOUNT       SUBACCOUNT (A)          SUBACCOUNT
---------------------- ------------------- ------------- ----------------------- -------------------- -------------------
               $ --                $ --     $ 10,958,694            $ 485,616                 $ --                $ --
---------------------- ------------------- ------------- ----------------------- -------------------- -------------------
            287,047                  10        5,836,329              471,878              583,033           3,347,497
             23,761                  --          413,696               58,599               45,500             281,679
---------------------- ------------------- ------------- ----------------------- -------------------- -------------------
            310,808                  10        6,250,025              530,477              628,533           3,629,176
---------------------- ------------------- ------------- ----------------------- -------------------- -------------------
           (310,808)                (10)       4,708,669              (44,861)            (628,533)         (3,629,176)
---------------------- ------------------- ------------- ----------------------- -------------------- -------------------
                 --                  --               --            5,607,434                   --                  --
           (620,613)                 (6)              --           (3,901,906)          (2,115,336)        (14,455,035)
---------------------- ------------------- ------------- ----------------------- -------------------- -------------------
           (620,613)                 (6)              --            1,705,528           (2,115,336)        (14,455,035)
---------------------- ------------------- ------------- ----------------------- -------------------- -------------------
         (7,918,754)               (375)              --          (21,088,588)         (24,222,679)       (138,917,819)
---------------------- ------------------- ------------- ----------------------- -------------------- -------------------
         (8,539,367)               (381)              --          (19,383,060)         (26,338,015)       (153,372,854)
---------------------- ------------------- ------------- ----------------------- -------------------- -------------------
       $ (8,850,175)             $ (391)     $ 4,708,669        $ (19,427,921)       $ (26,966,548)     $ (157,002,030)
====================== =================== ============= ======================= ==================== ===================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                                                            MSF LEHMAN
                                             MSF FI VALUE                           BROTHERS AGGREGATE              MSF METLIFE
                                                  LEADERS    MSF JENNISON GROWTH            BOND INDEX    AGGRESSIVE ALLOCATION
                                               SUBACCOUNT         SUBACCOUNT (A)            SUBACCOUNT               SUBACCOUNT
                                         ------------------- ---------------------- --------------------- ------------------------
INVESTMENT INCOME:
      Dividends                               $ 2,733,832                   $ --           $ 6,798,444                $ 316,815
                                         ------------------- ---------------------- --------------------- ------------------------
EXPENSES:
      Mortality and expense risk
        charges                                 2,198,417                697,153             1,670,916                  699,990
      Administrative charges                      187,813                 74,536                   118                    8,495
                                         ------------------- ---------------------- --------------------- ------------------------
        Total expenses                          2,386,230                771,689             1,671,034                  708,485
                                         ------------------- ---------------------- --------------------- ------------------------
           Net investment income (loss)           347,602               (771,689)            5,127,410                 (391,670)
                                         ------------------- ---------------------- --------------------- ------------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions              15,893,038                     --                    --                1,859,047
      Realized gains (losses) on sale of
        investments                           (12,356,967)            (1,710,483)             (137,346)              (1,839,147)
                                         ------------------- ---------------------- --------------------- ------------------------
           Net realized gains (losses)          3,536,071             (1,710,483)             (137,346)                  19,900
                                         ------------------- ---------------------- --------------------- ------------------------
     Change in unrealized gains (losses)
        on investments                        (77,542,269)           (25,817,754)            1,373,510              (30,203,547)
                                         ------------------- ---------------------- --------------------- ------------------------
     Net realized and unrealized gains
        (losses) on investments               (74,006,198)           (27,528,237)            1,236,164              (30,183,647)
                                         ------------------- ---------------------- --------------------- ------------------------
     Net increase (decrease) in net assets
        resulting from operations           $ (73,658,596)         $ (28,299,926)          $ 6,363,574            $ (30,575,317)
                                         =================== ====================== ===================== ========================

(a) For the period April 28, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

 MSF METLIFE            MSF METLIFE                                                        MSF METLIFE
CONSERVATIVE        CONSERVATIVE TO    MSF METLIFE MID            MSF METLIFE              MODERATE TO    MSF METLIFE STOCK
  ALLOCATION    MODERATE ALLOCATION    CAP STOCK INDEX    MODERATE ALLOCATION    AGGRESSIVE ALLOCATION                INDEX
  SUBACCOUNT             SUBACCOUNT         SUBACCOUNT             SUBACCOUNT               SUBACCOUNT           SUBACCOUNT
--------------- ---------------------- ------------------ ---------------------- ------------------------ --------------------
   $ 213,219            $ 1,035,299           $ 70,377            $ 3,701,520              $ 2,517,069          $ 9,777,359
--------------- ---------------------- ------------------ ---------------------- ------------------------ --------------------
     368,029              1,167,205             64,546              5,517,468                4,747,759            5,862,043
      22,361                 20,492                 --                 49,377                   34,234               11,676
--------------- ---------------------- ------------------ ---------------------- ------------------------ --------------------
     390,390              1,187,697             64,546              5,566,845                4,781,993            5,873,719
--------------- ---------------------- ------------------ ---------------------- ------------------------ --------------------
    (177,171)              (152,398)             5,831             (1,865,325)              (2,264,924)           3,903,640
--------------- ---------------------- ------------------ ---------------------- ------------------------ --------------------
     195,634              1,107,319            463,811              6,096,622                6,921,940           20,969,861
    (554,393)            (2,284,965)          (269,606)            (8,844,380)              (8,159,654)         (14,151,470)
--------------- ---------------------- ------------------ ---------------------- ------------------------ --------------------
    (358,759)            (1,177,646)           194,205             (2,747,758)              (1,237,714)           6,818,391
--------------- ---------------------- ------------------ ---------------------- ------------------------ --------------------
  (3,754,793)           (21,885,122)        (2,504,793)          (146,964,157)            (165,604,362)        (234,453,075)
--------------- ---------------------- ------------------ ---------------------- ------------------------ --------------------
  (4,113,552)           (23,062,768)        (2,310,588)          (149,711,915)            (166,842,076)        (227,634,684)
--------------- ---------------------- ------------------ ---------------------- ------------------------ --------------------
$ (4,290,723)         $ (23,215,166)      $ (2,304,757)        $ (151,577,240)          $ (169,107,000)      $ (223,731,044)
=============== ====================== ================== ====================== ======================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                                                                     MSF NEUBERGER
                                            MSF MFS TOTAL                     MSF MORGAN STANLEY    BERMAN MID CAP
                                                   RETURN    MSF MFS VALUE            EAFE INDEX             VALUE
                                               SUBACCOUNT       SUBACCOUNT            SUBACCOUNT        SUBACCOUNT
                                           ----------------- ---------------- --------------------- -----------------
INVESTMENT INCOME:
      Dividends                              $ 29,120,396      $ 1,543,637           $ 3,160,341         $ 215,257
                                           ----------------- ---------------- --------------------- -----------------
EXPENSES:
      Mortality and expense risk
        charges                                11,707,420        1,298,158             1,152,982           373,802
      Administrative charges                      998,938           86,050                 1,736            36,749
                                           ----------------- ---------------- --------------------- -----------------
        Total expenses                         12,706,358        1,384,208             1,154,718           410,551
                                           ----------------- ---------------- --------------------- -----------------
           Net investment income (loss)        16,414,038          159,429             2,005,623          (195,294)
                                           ----------------- ---------------- --------------------- -----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions              66,875,747        6,124,116             4,366,461           309,161
      Realized gains (losses) on sale of
        investments                           (26,940,204)      (2,892,797)           (5,024,915)       (1,826,894)
                                           ----------------- ---------------- --------------------- -----------------
           Net realized gains (losses)         39,935,543        3,231,319              (658,454)       (1,517,733)
                                           ----------------- ---------------- --------------------- -----------------
     Change in unrealized gains (losses)
        on investments                       (269,876,523)     (36,694,100)          (56,104,443)      (12,349,170)
                                           ----------------- ---------------- --------------------- -----------------
     Net realized and unrealized gains
        (losses) on investments              (229,940,980)     (33,462,781)          (56,762,897)      (13,866,903)
                                           ----------------- ---------------- --------------------- -----------------
     Net increase (decrease) in net assets
        resulting from operations          $ (213,526,942)   $ (33,303,352)        $ (54,757,274)    $ (14,062,197)
                                           ================= ================ ===================== =================

(a) For the period April 28, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                                    MSF WESTERN ASSET    MSF WESTERN ASSET
MSF OPPENHEIMER    MSF RUSSELL 2000    MSF T. ROWE PRICE    MSF T. ROWE PRICE    MANAGEMENT STRATEGIC      MANAGEMENT U.S.
  GLOBAL EQUITY               INDEX     LARGE CAP GROWTH     SMALL CAP GROWTH      BOND OPPORTUNITIES           GOVERNMENT
     SUBACCOUNT          SUBACCOUNT           SUBACCOUNT       SUBACCOUNT (A)              SUBACCOUNT           SUBACCOUNT
------------------ ------------------- -------------------- -------------------- ----------------------- --------------------
    $ 9,005,132         $ 1,546,918            $ 170,383                 $ --               $ 359,789          $ 5,963,571
------------------ ------------------- -------------------- -------------------- ----------------------- --------------------
      6,046,127           1,354,917              871,754              866,383                  93,981            2,489,181
        231,027               6,128               80,346               45,213                  10,128              178,037
------------------ ------------------- -------------------- -------------------- ----------------------- --------------------
      6,277,154           1,361,045              952,100              911,596                 104,109            2,667,218
------------------ ------------------- -------------------- -------------------- ----------------------- --------------------
      2,727,978             185,873             (781,717)            (911,596)                255,680            3,296,353
------------------ ------------------- -------------------- -------------------- ----------------------- --------------------
     16,272,111           6,068,677            3,258,574                   --                  53,084                   --
    (13,398,727)         (3,294,015)          (1,954,369)          (1,494,596)                (96,705)              49,847
------------------ ------------------- -------------------- -------------------- ----------------------- --------------------
      2,873,384           2,774,662            1,304,205           (1,494,596)                (43,621)              49,847
------------------ ------------------- -------------------- -------------------- ----------------------- --------------------
   (227,361,542)        (49,989,694)         (31,653,779)         (33,942,023)             (1,649,036)          (7,436,714)
------------------ ------------------- -------------------- -------------------- ----------------------- --------------------
   (224,488,158)        (47,215,032)         (30,349,574)         (35,436,619)             (1,692,657)          (7,386,867)
------------------ ------------------- -------------------- -------------------- ----------------------- --------------------
 $ (221,760,180)      $ (47,029,159)       $ (31,131,291)       $ (36,348,215)           $ (1,436,977)        $ (4,090,514)
================== =================== ==================== ==================== ======================= ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                             PIMCO VIT TOTAL                        PIONEER VCT CULLEN         PIONEER VCT
                                                      RETURN    PIONEER VCT BOND                 VALUE    EMERGING MARKETS
                                                  SUBACCOUNT          SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                         ---------------------- ------------------- --------------------- -------------------
INVESTMENT INCOME:
      Dividends                                 $ 18,323,889         $ 1,288,545             $ 230,759            $ 23,916
                                         ---------------------- ------------------- --------------------- -------------------
EXPENSES:
      Mortality and expense risk
        charges                                    6,672,757             452,118               292,101             464,549
      Administrative charges                         550,256              38,168                25,093              39,454
                                         ---------------------- ------------------- --------------------- -------------------
        Total expenses                             7,223,013             490,286               317,194             504,003
                                         ---------------------- ------------------- --------------------- -------------------
           Net investment income (loss)           11,100,876             798,259               (86,435)           (480,087)
                                         ---------------------- ------------------- --------------------- -------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  7,274,452                  --                   575           4,242,406
      Realized gains (losses) on sale of
        investments                                1,405,254            (348,052)             (435,601)             50,416
                                         ---------------------- ------------------- --------------------- -------------------
           Net realized gains (losses)             8,679,706            (348,052)             (435,026)          4,292,822
                                         ---------------------- ------------------- --------------------- -------------------
     Change in unrealized gains (losses)
        on investments                            (8,519,532)         (1,381,462)           (6,255,903)        (24,224,720)
                                         ---------------------- ------------------- --------------------- -------------------
     Net realized and unrealized gains
        (losses) on investments                      160,174          (1,729,514)           (6,690,929)        (19,931,898)
                                         ---------------------- ------------------- --------------------- -------------------
     Net increase (decrease) in net assets
        resulting from operations               $ 11,261,050          $ (931,255)         $ (6,777,364)      $ (20,411,985)
                                         ====================== =================== ===================== ===================

(a) For the period April 28, 2008 to December 31, 2008


The accompanying notes are an integral part of these financial statements.

                                                                                                                   PIONEER VCT
PIONEER VCT EQUITY                        PIONEER VCT GLOBAL    PIONEER VCT HIGH     PIONEER VCT IBBOTSON             IBBOTSON
            INCOME    PIONEER VCT FUND            HIGH YIELD               YIELD    AGGRESSIVE ALLOCATION    GROWTH ALLOCATION
        SUBACCOUNT          SUBACCOUNT            SUBACCOUNT          SUBACCOUNT               SUBACCOUNT           SUBACCOUNT
--------------------- ------------------- --------------------- ------------------- ------------------------ --------------------
         $ 731,109           $ 614,732           $ 1,488,468         $ 2,685,365                $ 175,370          $ 5,269,408
--------------------- ------------------- --------------------- ------------------- ------------------------ --------------------
           488,638             721,297               260,879             599,534                  197,441            4,947,435
            42,615              62,265                19,887              50,775                   15,961              353,236
--------------------- ------------------- --------------------- ------------------- ------------------------ --------------------
           531,253             783,562               280,766             650,309                  213,402            5,300,671
--------------------- ------------------- --------------------- ------------------- ------------------------ --------------------
           199,856            (168,830)            1,207,702           2,035,056                  (38,032)             (31,263)
--------------------- ------------------- --------------------- ------------------- ------------------------ --------------------
         1,700,382           1,683,355                    --             376,680                1,082,602           16,756,183
          (235,759)           (263,575)             (690,202)         (1,612,805)                (576,907)          (4,018,611)
--------------------- ------------------- --------------------- ------------------- ------------------------ --------------------
         1,464,623           1,419,780              (690,202)         (1,236,125)                 505,695           12,737,572
--------------------- ------------------- --------------------- ------------------- ------------------------ --------------------
       (11,870,333)        (18,308,776)           (5,782,552)        (13,840,996)              (5,849,022)        (117,209,186)
--------------------- ------------------- --------------------- ------------------- ------------------------ --------------------
       (10,405,710)        (16,888,996)           (6,472,754)        (15,077,121)              (5,343,327)        (104,471,614)
--------------------- ------------------- --------------------- ------------------- ------------------------ --------------------
     $ (10,205,854)      $ (17,057,826)         $ (5,265,052)      $ (13,042,065)            $ (5,381,359)      $ (104,502,877)
===================== =================== ===================== =================== ======================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                           PIONEER VCT IBBOTSON     PIONEER VCT            PIONEER VCT      PIONEER VCT
                                            MODERATE ALLOCATION    INDEPENDENCE    INTERNATIONAL VALUE    MID CAP VALUE
                                                     SUBACCOUNT      SUBACCOUNT             SUBACCOUNT       SUBACCOUNT
                                           ----------------------- --------------- ---------------------- ----------------
INVESTMENT INCOME:
      Dividends                                     $ 3,934,625         $ 1,749              $ 147,743        $ 508,204
                                           ----------------------- --------------- ---------------------- ----------------
EXPENSES:
      Mortality and expense risk
        charges                                       2,700,450          99,809                199,684          929,072
      Administrative charges                            203,774           8,534                 16,941           87,603
                                           ----------------------- --------------- ---------------------- ----------------
        Total expenses                                2,904,224         108,343                216,625        1,016,675
                                           ----------------------- --------------- ---------------------- ----------------
           Net investment income (loss)               1,030,401        (106,594)               (68,882)        (508,471)
                                           ----------------------- --------------- ---------------------- ----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                     8,564,517              --                419,671        4,614,976
      Realized gains (losses) on sale of
        investments                                  (3,799,626)       (125,759)              (268,758)      (4,567,005)
                                           ----------------------- --------------- ---------------------- ----------------
           Net realized gains (losses)                4,764,891        (125,759)               150,913           47,971
                                           ----------------------- --------------- ---------------------- ----------------
     Change in unrealized gains (losses)
        on investments                              (57,555,464)     (3,500,847)            (6,719,759)     (23,144,446)
                                           ----------------------- --------------- ---------------------- ----------------
     Net realized and unrealized gains
        (losses) on investments                     (52,790,573)     (3,626,606)            (6,568,846)     (23,096,475)
                                           ----------------------- --------------- ---------------------- ----------------
     Net increase (decrease) in net assets
        resulting from operations                 $ (51,760,172)   $ (3,733,200)          $ (6,637,728)   $ (23,604,946)
                                           ======================= =============== ====================== ================

(a) For the period April 28, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

PIONEER VCT OAK
RIDGE LARGE CAP    PIONEER VCT REAL    PIONEER VCT SMALL    PIONEER VCT STRATEGIC                          UIF CORE PLUS FIXED
         GROWTH       ESTATE SHARES            CAP VALUE                   INCOME    UIF CAPITAL GROWTH                 INCOME
     SUBACCOUNT          SUBACCOUNT           SUBACCOUNT               SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
------------------ ------------------- -------------------- ------------------------ --------------------- ----------------------
       $ 45,934           $ 620,868             $ 30,821              $ 3,422,418              $ 22,931              $ 833,371
------------------ ------------------- -------------------- ------------------------ --------------------- ----------------------
        205,861             275,422              223,507                  908,587               190,791                348,095
         17,304              23,804               19,346                   76,275                17,860                 26,880
------------------ ------------------- -------------------- ------------------------ --------------------- ----------------------
        223,165             299,226              242,853                  984,862               208,651                374,975
------------------ ------------------- -------------------- ------------------------ --------------------- ----------------------
       (177,231)            321,642             (212,032)               2,437,556              (185,720)               458,396
------------------ ------------------- -------------------- ------------------------ --------------------- ----------------------
        575,528           4,396,579            2,093,002                   77,827                    --                     --
       (283,583)         (1,288,703)          (1,280,426)              (1,269,263)              534,764               (552,837)
------------------ ------------------- -------------------- ------------------------ --------------------- ----------------------
        291,945           3,107,876              812,576               (1,191,436)              534,764               (552,837)
------------------ ------------------- -------------------- ------------------------ --------------------- ----------------------
     (5,659,303)        (10,249,558)          (6,642,843)              (8,456,601)           (7,581,642)            (2,368,464)
------------------ ------------------- -------------------- ------------------------ --------------------- ----------------------
     (5,367,358)         (7,141,682)          (5,830,267)              (9,648,037)           (7,046,878)            (2,921,301)
------------------ ------------------- -------------------- ------------------------ --------------------- ----------------------
   $ (5,544,589)       $ (6,820,040)        $ (6,042,299)            $ (7,210,481)         $ (7,232,598)          $ (2,462,905)
================== =================== ==================== ======================== ===================== ======================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                             UIF EQUITY AND    UIF SMALL COMPANY    UIF U.S. REAL ESTATE
                                                     INCOME               GROWTH              SECURITIES       UIF VALUE
                                                 SUBACCOUNT           SUBACCOUNT              SUBACCOUNT      SUBACCOUNT
                                         --------------------- -------------------- ----------------------- ---------------
INVESTMENT INCOME:
      Dividends                                 $ 4,596,200                 $ --               $ 923,150       $ 529,617
                                         --------------------- -------------------- ----------------------- ---------------
EXPENSES:
      Mortality and expense risk
        charges                                   2,889,790              117,699                 396,911         240,070
      Administrative charges                        289,621                8,974                  40,624          24,015
                                         --------------------- -------------------- ----------------------- ---------------
        Total expenses                            3,179,411              126,673                 437,535         264,085
                                         --------------------- -------------------- ----------------------- ---------------
           Net investment income (loss)           1,416,789             (126,673)                485,615         265,532
                                         --------------------- -------------------- ----------------------- ---------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 6,185,897              609,431              10,124,560       2,667,464
      Realized gains (losses) on sale of
        investments                              (2,705,754)            (188,297)             (8,673,023)     (1,107,198)
                                         --------------------- -------------------- ----------------------- ---------------
           Net realized gains (losses)            3,480,143              421,134               1,451,537       1,560,266
                                         --------------------- -------------------- ----------------------- ---------------
     Change in unrealized gains (losses)
        on investments                          (57,249,024)          (3,384,971)            (12,937,822)     (8,736,252)
                                         --------------------- -------------------- ----------------------- ---------------
     Net realized and unrealized gains
        (losses) on investments                 (53,768,881)          (2,963,837)            (11,486,285)     (7,175,986)
                                         --------------------- -------------------- ----------------------- ---------------
     Net increase (decrease) in net assets
        resulting from operations             $ (52,352,092)        $ (3,090,510)          $ (11,000,670)   $ (6,910,454)
                                         ===================== ==================== ======================= ===============

(a) For the period April 28, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                                                  WELLS FARGO VT
VAN KAMPEN LIT    VAN KAMPEN LIT    VAN KAMPEN LIT    VAN KAMPEN LIT       VAN KAMPEN LIT              ADVANTAGE
CAPITAL GROWTH          COMSTOCK        ENTERPRISE        GOVERNMENT    GROWTH AND INCOME    SMALL/MID CAP VALUE
    SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT           SUBACCOUNT             SUBACCOUNT
----------------- ----------------- ----------------- ----------------- -------------------- ----------------------
     $ 255,192       $ 7,802,125          $ 90,706       $ 1,801,586          $ 3,894,626                   $ --
----------------- ----------------- ----------------- ----------------- -------------------- ----------------------
       734,128         5,085,275           146,803           605,862            3,000,034                 60,540
        72,053           478,932            14,749            59,201              301,799                  4,218
----------------- ----------------- ----------------- ----------------- -------------------- ----------------------
       806,181         5,564,207           161,552           665,063            3,301,833                 64,758
----------------- ----------------- ----------------- ----------------- -------------------- ----------------------
      (550,989)        2,237,918           (70,846)        1,136,523              592,793                (64,758)
----------------- ----------------- ----------------- ----------------- -------------------- ----------------------
            --        19,113,784                --                --            7,487,529                907,344
    (9,258,760)       (8,190,558)         (406,326)         (379,206)             823,260               (225,946)
----------------- ----------------- ----------------- ----------------- -------------------- ----------------------
    (9,258,760)       10,923,226          (406,326)         (379,206)           8,310,789                681,398
----------------- ----------------- ----------------- ----------------- -------------------- ----------------------
    (7,263,071)     (156,224,265)       (4,779,612)         (960,412)         (86,630,042)            (2,896,130)
----------------- ----------------- ----------------- ----------------- -------------------- ----------------------
   (16,521,831)     (145,301,039)       (5,185,938)       (1,339,618)         (78,319,253)            (2,214,732)
----------------- ----------------- ----------------- ----------------- -------------------- ----------------------
 $ (17,072,820)   $ (143,063,121)     $ (5,256,784)       $ (203,095)       $ (77,726,460)          $ (2,279,490)
================= ================= ================= ================= ==================== ======================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                        ALGER AMERICAN CAPITAL            ALLIANCEBERNSTEIN
                                             AIM V.I. UTILITIES                   APPRECIATION            GLOBAL TECHNOLOGY
                                                     SUBACCOUNT                     SUBACCOUNT                   SUBACCOUNT
                                   ------------------------------- ------------------------------ ----------------------------
                                          2008          2007 (A)         2008          2007 (A)         2008        2007 (A)
                                   -------------- ---------------- ------------- ---------------- ------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $ 27,491      $ (4,759)      $   (91,381)       $ (96,009)   $  (31,714)     $ (37,641)
  Net realized gains (losses)          575,182          553,765         46,131          237,962       (22,007)       116,363
  Change in unrealized gains
     (losses) on investments        (2,236,607)         285,581     (2,807,081)       1,123,374    (1,152,431)       270,115
                                   -------------- ---------------- ------------- ---------------- ------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations              (1,633,934)         834,587     (2,852,331)       1,265,327    (1,206,152)       348,837
                                   -------------- ---------------- ------------- ---------------- ------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               50,490          103,252         39,676          100,392        30,940        333,193
  Net transfers (including fixed
     account)                          (36,677)          77,354         47,378        1,218,817       (22,437)       301,788
  Contract charges                      (1,072)          (1,008)        (1,183)            (975)         (767)          (652)
  Transfers for contract benefits
     and terminations                 (652,300)        (455,976)      (545,717)        (261,788)     (547,893)      (123,138)
                                   -------------- ---------------- ------------- ---------------- ------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions     (639,559)        (276,378)      (459,846)       1,056,446      (540,157)       511,191
                                   -------------- ---------------- ------------- ---------------- ------------- --------------
     Net increase (decrease)
       in net assets                (2,273,493)         558,209     (3,312,177)       2,321,773    (1,746,309)       860,028
NET ASSETS:
  Beginning of period                5,279,182        4,720,973      6,258,265        3,936,492     2,814,482      1,954,454
                                   -------------- ---------------- ------------- ---------------- ------------- --------------
  End of period                    $ 3,005,689    $ 5,279,182      $ 2,946,088      $ 6,258,265    $1,068,173    $ 2,814,482
                                   ============== ================ ============= ================ ============= ==============

(a) See Footnote 1 -- Organization.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period April 30, 2007 to December 31, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                                             AMERICAN FUNDS
   AMERICAN                                    GLOBAL SMALL
 FUNDS BOND    AMERICAN FUNDS GLOBAL GROWTH  CAPITALIZATION             AMERICAN FUNDS GROWTH      AMERICAN FUNDS GROWTH-INCOME
 SUBACCOUNT                      SUBACCOUNT      SUBACCOUNT                        SUBACCOUNT                        SUBACCOUNT
------------ ------------------------------- ----------------- --------------------------------- ---------------------------------
    2008 (B)          2008          2007 (A)        2008 (B)            2008          2007 (A)            2008          2007 (A)
------------ ---------------- -------------- ----------------- ---------------- ---------------- ---------------- ----------------
  $ 108,747     $ (142,104)     $ 2,840,577        $ (6,288)    $ (5,563,967)    $ (7,653,702)      $ (889,308)    $ (2,532,056)
    (66,518)    25,178,828       26,381,100          (1,312)      58,090,301       79,792,273       30,644,415       47,832,119
   (224,525)  (145,949,450)       7,773,885        (466,474)    (344,375,290)      (1,156,823)    (253,965,899)     (22,172,301)
------------ ---------------- -------------- ----------------- ---------------- ---------------- ---------------- ----------------
   (182,296)  (120,912,726)      36,995,562        (474,074)    (291,848,956)      70,981,748     (224,210,792)      23,127,762
------------ ---------------- -------------- ----------------- ---------------- ---------------- ---------------- ----------------
     18,748      4,095,898        5,786,438          31,938        6,669,922        9,120,133        3,859,518        7,914,643
  2,717,109     (4,073,076)      20,251,946       1,498,692       (9,335,039)      (8,464,960)     (22,119,042)     (14,120,018)
       (509)       (50,579)         (45,855)           (248)        (113,111)        (111,735)         (99,249)        (100,804)
   (177,870)   (29,031,921)     (32,849,635)        (38,976)     (59,936,898)     (77,894,421)     (59,967,950)     (70,281,756)
------------ ---------------- -------------- ----------------- ---------------- ---------------- ---------------- ----------------
  2,557,478    (29,059,678)      (6,857,106)      1,491,406      (62,715,126)     (77,350,983)     (78,326,723)     (76,587,935)
------------ ---------------- -------------- ----------------- ---------------- ---------------- ---------------- ----------------
  2,375,182   (149,972,404)      30,138,456       1,017,332     (354,564,082)      (6,369,235)    (302,537,515)     (53,460,173)
         --    321,760,742      291,622,286              --      695,771,349      702,140,584      629,811,177      683,271,350
------------ ---------------- -------------- ----------------- ---------------- ---------------- ---------------- ----------------
$ 2,375,182  $ 171,788,338    $ 321,760,742     $ 1,017,332    $ 341,207,267    $ 695,771,349    $ 327,273,662    $ 629,811,177
============ ================ ============== ================= ================ ================ ================ ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                   CREDIT SUISSE TRUST GLOBAL                                    DREYFUS SOCIALLY RESPONSIBLE
                                                    SMALL CAP    DELAWARE VIP SMALL CAP VALUE                          GROWTH
                                                   SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                   ----------------------------- ------------------------------- -------------------------------
                                        2008          2007 (A)           2008         2007 (A)        2008            2007 (A)
                                   ------------     ------------ --------------- --------------- ------------     --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $ (3,222)       $ (41,642)     $ (169,506)     $ (402,265)   $ (10,996)         $ (14,165)
  Net realized gains (losses)        (23,483)         102,135       1,842,673       6,156,196       (2,702)            19,272
  Change in unrealized gains
     (losses) on investments        (787,170)        (169,131)    (10,637,836)     (8,574,386)    (282,713)            37,717
                                   ------------     ------------ --------------- --------------- ------------     --------------
     Net increase (decrease)
       in net assets resulting
       from operations              (813,875)        (108,638)     (8,964,669)     (2,820,455)    (296,411)            42,824
                                   ------------     ------------ --------------- --------------- ------------     --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners              5,899           61,207       1,169,218       1,659,567        2,631             17,596
  Net transfers (including fixed
     account)                         26,231         (209,212)     (3,019,184)     (1,405,195)      11,883            (45,066)
  Contract charges                      (322)            (343)         (2,451)         (2,758)        (186)              (174)
  Transfers for contract benefits
     and terminations               (121,699)        (155,155)     (4,122,434)     (8,566,957)     (14,953)           (45,395)
                                   ------------     ------------ --------------- --------------- ------------     --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions    (89,891)        (303,503)     (5,974,851)     (8,315,343)        (625)           (73,039)
                                   ------------     ------------ --------------- --------------- ------------     --------------
     Net increase (decrease)
       in net assets                (903,766)        (412,141)    (14,939,520)    (11,135,798)    (297,036)           (30,215)
NET ASSETS:
  Beginning of period              1,758,304        2,170,445      33,497,643      44,633,441      792,444            822,659
                                   ------------     ------------ --------------- --------------- ------------     --------------
  End of period                    $ 854,538      $ 1,758,304    $ 18,558,123    $ 33,497,643    $ 495,408          $ 792,444
                                   ============ ================ =============== =============== ============ ==================

(a) See Footnote 1 -- Organization.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period April 30, 2007 to December 31, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                                                                                            DWSII DREMAN SMALL MID CAP
        DWSI CAPITAL GROWTH     DWSI GLOBAL OPPORTUNITIES              DWSI HEALTH CARE                          VALUE
                 SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
------------------------------ ----------------------------- ----------------------------- ------------------------------
       2008         2007 (A)          2008        2007 (A)          2008        2007 (A)          2008         2007 (A)
-------------- --------------- -------------- -------------- -------------- -------------- -------------- ---------------
 $ (182,493)     $ (311,465)    $ (110,568)     $ (71,470)     $ (89,831)    $ (108,932)     $ (85,024)     $ (272,952)
    269,436         463,707        802,913        897,349        712,873        509,474      4,834,318       3,341,343
 (5,437,835)      1,564,552     (4,347,920)      (340,234)    (1,898,312)       159,703    (10,319,630)     (2,835,981)
-------------- --------------- -------------- -------------- -------------- -------------- -------------- ---------------
 (5,350,892)      1,716,794     (3,655,575)       485,645     (1,275,270)       560,245     (5,570,336)        232,410
-------------- --------------- -------------- -------------- -------------- -------------- -------------- ---------------
     51,494         203,347         46,560         72,764         25,319         84,493         67,741         254,523
 (1,705,808)       (770,805)       (62,435)       125,572       (264,427)        66,201     (1,097,326)     (1,363,890)
     (4,034)         (3,890)        (1,418)        (1,439)        (1,104)        (1,070)        (3,214)         (3,558)
 (1,359,460)     (1,216,646)      (494,530)      (415,586)      (409,210)      (485,451)    (1,456,971)     (1,557,591)
-------------- --------------- -------------- -------------- -------------- -------------- -------------- ---------------
 (3,017,808)     (1,787,994)      (511,823)      (218,689)      (649,422)      (335,827)    (2,489,770)     (2,670,516)
-------------- --------------- -------------- -------------- -------------- -------------- -------------- ---------------
 (8,368,700)        (71,200)    (4,167,398)       266,956     (1,924,692)       224,418     (8,060,106)     (2,438,106)
 18,006,933      18,078,133      7,417,353      7,150,397      5,410,164      5,185,746     17,838,953      20,277,059
-------------- --------------- -------------- -------------- -------------- -------------- -------------- ---------------
$ 9,638,233    $ 18,006,933    $ 3,249,955    $ 7,417,353    $ 3,485,472    $ 5,410,164    $ 9,778,847    $ 17,838,953
============== =============== ============== ============== ============== ============== ============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                      DWSII GOVERNMENT & AGENCY
                                                     SECURITIES    DWSII CONSERVATIVE ALLOCATION        DWSII GLOBAL THEMATIC
                                                     SUBACCOUNT                       SUBACCOUNT                   SUBACCOUNT
                                   ------------------------------- -------------------------------- ----------------------------
                                          2008          2007 (A)         2008            2007 (A)         2008        2007 (A)
                                   --------------     ------------ ------------- ------------------ ------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $ 161,042        $ 123,340     $1,607,373         $ 11,937      $ (59,432)    $ (163,650)
  Net realized gains (losses)          (16,194)         (61,251)     2,244,011          725,408      1,461,215      1,646,910
  Change in unrealized gains
     (losses) on investments           (17,071)         116,001     (8,097,720)        (263,810)    (5,697,593)    (1,210,361)
                                   --------------     ------------ ------------- ------------------ ------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations                 127,777          178,090     (4,246,336)         473,535     (4,295,810)       272,899
                                   --------------     ------------ ------------- ------------------ ------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               45,559           16,459         14,024          658,408         31,254        154,509
  Net transfers (including fixed
     account)                        3,768,709            7,817        469,218         (890,608)      (849,432)     1,416,057
  Contract charges                      (1,627)            (669)        (4,792)          (4,446)        (1,295)        (1,499)
  Transfers for contract benefits
     and terminations               (1,032,141)        (460,561)    (1,347,193)      (1,198,861)      (685,930)      (457,411)
                                   --------------     ------------ ------------- ------------------ ------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions    2,780,500         (436,954)      (868,743)      (1,435,507)    (1,505,403)     1,111,656
                                   --------------     ------------ ------------- ------------------ ------------- --------------
     Net increase (decrease)
       in net assets                 2,908,277         (258,864)    (5,115,079)        (961,972)    (5,801,213)     1,384,555
NET ASSETS:
  Beginning of period                4,755,051        5,013,915     17,790,622       18,752,594      9,874,816      8,490,261
                                   --------------     ------------ ------------- ------------------ ------------- --------------
  End of period                    $ 7,663,328      $ 4,755,051    $12,675,543     $ 17,790,622     $4,073,603    $ 9,874,816
                                   ============== ================ ============= ================== ============= ==============

(a) See Footnote 1 -- Organization.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period April 30, 2007 to December 31, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

     DWSII GROWTH ALLOCATION       DWSII MODERATE ALLOCATION              DWSII TECHNOLOGY           FIDELITY VIP CONTRAFUND
                  SUBACCOUNT                      SUBACCOUNT                    SUBACCOUNT                        SUBACCOUNT
------------------------------- ------------------------------- ----------------------------- ---------------------------------
        2008         2007 (A)           2008         2007 (A)          2008        2007 (A)            2008          2007 (A)
--------------- --------------- --------------- --------------- -------------- -------------- ---------------- ----------------
   $ 747,228       $ (24,655)      $ 669,587        $ 82,989      $ (45,310)     $ (58,905)    $ (2,491,871)    $ (3,177,728)
   5,062,719       2,051,942       3,024,755       1,733,569        (65,877)       167,990       (4,273,545)     107,460,476
 (17,059,205)       (915,420)    (14,794,190)       (769,956)    (1,329,213)       177,004     (159,012,593)     (50,902,766)
--------------- --------------- --------------- --------------- -------------- -------------- ---------------- ----------------
 (11,249,258)      1,111,867     (11,099,848)      1,046,602     (1,440,400)       286,089     (165,778,009)      53,379,982
--------------- --------------- --------------- --------------- -------------- -------------- ---------------- ----------------
     151,270         720,902         130,577         754,745         26,550         99,241       12,523,302       14,776,118
    (991,932)         (6,701)      2,787,869         516,245       (122,312)       197,444       (2,132,610)      19,672,546
      (7,303)         (7,619)         (7,716)         (7,188)          (758)          (796)        (123,002)        (119,411)
  (1,054,577)     (1,230,299)     (3,076,538)     (2,797,100)      (138,735)      (277,274)     (35,694,869)     (39,670,246)
--------------- --------------- --------------- --------------- -------------- -------------- ---------------- ----------------
  (1,902,542)       (523,717)       (165,808)     (1,533,298)      (235,255)        18,615      (25,427,179)      (5,340,993)
--------------- --------------- --------------- --------------- -------------- -------------- ---------------- ----------------
 (13,151,800)        588,150     (11,265,656)       (486,696)    (1,675,655)       304,704     (191,205,188)      48,038,989
  32,899,643      32,311,493      34,197,210      34,683,906      3,184,957      2,880,253      395,591,028      347,552,039
--------------- --------------- --------------- --------------- -------------- -------------- ---------------- ----------------
$ 19,747,843    $ 32,899,643    $ 22,931,554    $ 34,197,210    $ 1,509,302    $ 3,184,957    $ 204,385,840    $ 395,591,028
=============== =============== =============== =============== ============== ============== ================ ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                   FIDELITY VIP DYNAMIC CAPITAL
                                                   APPRECIATION        FIDELITY VIP EQUITY-INCOME       FIDELITY VIP HIGH INCOME
                                                     SUBACCOUNT                        SUBACCOUNT                     SUBACCOUNT
                                   ------------------------------- --------------------------------- ------------------------------
                                          2008          2007 (A)          2008            2007 (A)          2008         2007 (A)
                                   -------------- ---------------- -------------- ------------------ -------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $ (40,740)       $ (81,882)   $ 3,610,598        $ 2,265,536     $2,315,834     $ 2,548,577
  Net realized gains (losses)          (16,974)         989,148     (6,497,573)        44,682,283     (1,196,314)       (949,910)
  Change in unrealized gains
     (losses) on investments        (1,661,209)        (614,806)  (158,555,008)       (44,182,944)    (9,618,517)       (938,597)
                                   -------------- ---------------- -------------- ------------------ -------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations              (1,718,923)         292,460   (161,441,983)         2,764,875     (8,498,997)        660,070
                                   -------------- ---------------- -------------- ------------------ -------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               84,750           73,865     16,011,209         21,117,583      1,242,887       1,611,569
  Net transfers (including fixed
     account)                         (530,611)        (537,463)   (24,029,309)           530,467     (1,439,819)     (1,040,128)
  Contract charges                        (692)            (798)      (252,582)          (303,832)       (27,738)        (29,209)
  Transfers for contract benefits
     and terminations                 (321,030)        (654,810)   (31,660,417)       (55,721,881)    (3,216,660)     (5,933,118)
                                   -------------- ---------------- -------------- ------------------ -------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions     (767,583)      (1,119,206)   (39,931,099)       (34,377,663)    (3,441,330)     (5,390,886)
                                   -------------- ---------------- -------------- ------------------ -------------- ---------------
     Net increase (decrease)
       in net assets                (2,486,506)        (826,746)  (201,373,082)       (31,612,788)   (11,940,327)     (4,730,816)
NET ASSETS:
  Beginning of period                4,597,424        5,424,170    400,892,976        432,505,764     35,721,575      40,452,391
                                   -------------- ---------------- -------------- ------------------ -------------- ---------------
  End of period                    $ 2,110,918       $4,597,424  $ 199,519,894      $ 400,892,976    $23,781,248    $ 35,721,575
                                   ============== ================ ============== ================== ============== ===============

(a) See Footnote 1 -- Organization.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period April 30, 2007 to December 31, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                                                                           FTVIPT FRANKLIN INCOME          FTVIPT FRANKLIN RISING
          FIDELITY VIP MID CAP    FTVIPT MUTUAL SHARES SECURITIES                      SECURITIES            DIVIDENDS SECURITIES
                    SUBACCOUNT                         SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
--------------------------------- ---------------------------------- ------------------------------- -------------------------------
         2008          2007 (A)           2008            2007 (A)           2008         2007 (A)           2008         2007 (A)
---------------- ---------------- --------------- ------------------ --------------- --------------- --------------- ---------------
 $ (4,544,559)    $ (4,712,718)      $ 889,708         $ (185,183)    $ 1,141,913       $ 462,911       $ (28,769)      $ 177,667
   53,982,650       50,186,397       1,537,858          4,875,379        (652,981)        514,225        (334,360)      1,599,498
 (215,124,181)       7,635,362     (33,386,323)        (3,194,715)    (11,768,551)       (673,460)     (9,350,267)     (3,533,528)
---------------- ---------------- --------------- ------------------ --------------- --------------- --------------- ---------------
 (165,686,090)      53,109,041     (30,958,757)         1,495,481     (11,279,619)        303,676      (9,713,396)     (1,756,363)
---------------- ---------------- --------------- ------------------ --------------- --------------- --------------- ---------------
   17,669,552       21,557,022         787,259          1,690,521         104,965       1,073,691         747,655       1,744,275
  (16,505,114)       3,864,684      (4,868,005)         6,276,717       5,509,171      10,843,296      (2,278,656)     (1,080,311)
     (145,548)        (145,162)        (22,059)           (21,949)         (4,325)         (3,145)         (9,296)         (9,376)
  (38,463,190)     (44,666,208)     (8,084,621)        (7,559,514)     (3,608,708)     (2,567,013)     (3,445,949)     (2,733,745)
---------------- ---------------- --------------- ------------------ --------------- --------------- --------------- ---------------
  (37,444,300)     (19,389,664)    (12,187,426)           385,775       2,001,103       9,346,829      (4,986,246)     (2,079,157)
---------------- ---------------- --------------- ------------------ --------------- --------------- --------------- ---------------
 (203,130,390)      33,719,377     (43,146,183)         1,881,256      (9,278,516)      9,650,505     (14,699,642)     (3,835,520)
  435,231,658      401,512,281      88,384,934         86,503,678      34,418,610      24,768,105      36,386,985      40,222,505
---------------- ---------------- --------------- ------------------ --------------- --------------- --------------- ---------------
$ 232,101,268    $ 435,231,658    $ 45,238,751       $ 88,384,934    $ 25,140,094    $ 34,418,610    $ 21,687,343    $ 36,386,985
================ ================ =============== ================== =============== =============== =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                     FTVIPT FRANKLIN SMALL-MID CAP    FTVIPT TEMPLETON DEVELOPING        FTVIPT TEMPLETON FOREIGN
                                                 GROWTH SECURITIES             MARKETS SECURITIES                      SECURITIES
                                                        SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                                   ---------------------------------- ------------------------------ -------------------------------
                                           2008            2007 (A)          2008         2007 (A)          2008          2007 (A)
                                   --------------- ------------------ -------------- --------------- -------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $ (907,644)      $ (1,263,542)   $    177,411     $   650,286    $  1,048,056        $ 298,110
  Net realized gains (losses)         5,243,480          8,080,856      23,030,599      22,975,245      20,467,386       26,137,165
  Change in unrealized gains
     (losses) on investments        (30,953,725)          (677,020)    (65,209,597)      8,022,807    (114,496,778)       3,678,527
                                   --------------- ------------------ -------------- --------------- -------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations              (26,617,889)         6,140,294     (42,001,587)     31,648,338     (92,981,336)      30,113,802
                                   --------------- ------------------ -------------- --------------- -------------- ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners             1,022,356          1,638,247       3,248,389       4,327,979       2,957,266        5,953,022
  Net transfers (including fixed
     account)                        (2,495,602)           958,356     (91,131,411)      5,841,612      (7,608,103)      (3,761,673)
  Contract charges                      (18,087)           (18,596)        (21,219)        (33,703)        (40,943)         (40,589)
  Transfers for contract benefits
     and terminations                (6,580,391)        (9,663,038)     (6,070,296)    (16,285,893)    (21,601,173)     (29,198,513)
                                   --------------- ------------------ -------------- --------------- -------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions    (8,071,724)        (7,085,031)    (93,974,537)     (6,150,005)    (26,292,953)     (27,047,753)
                                   --------------- ------------------ -------------- --------------- -------------- ----------------
     Net increase (decrease)
       in net assets                (34,689,613)          (944,737)   (135,976,124)     25,498,333    (119,274,289)       3,066,049
NET ASSETS:
  Beginning of period                67,187,998         68,132,735     152,721,262     127,222,929     240,864,853      237,798,804
                                   --------------- ------------------ -------------- --------------- -------------- ----------------
  End of period                    $ 32,498,385       $ 67,187,998    $ 16,745,138    $152,721,262    $121,590,564    $ 240,864,853
                                   =============== ================== ============== =============== ============== ================

(a) See Footnote 1 -- Organization.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period April 30, 2007 to December 31, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

     FTVIPT TEMPLETON GROWTH
                  SECURITIES             JANUS ASPEN FORTY    JANUS ASPEN GLOBAL LIFE SCIENCES    JANUS ASPEN GLOBAL TECHNOLOGY
                  SUBACCOUNT                    SUBACCOUNT                          SUBACCOUNT                       SUBACCOUNT
------------------------------- ----------------------------- ----------------------------------- --------------------------------
        2008         2007 (A)          2008        2007 (A)          2008              2007 (A)          2008           2007 (A)
--------------- --------------- -------------- -------------- -------------- -------------------- -------------- -----------------
    $ 58,313      $ (164,755)     $ (96,238)     $ (95,582)     $ (97,412)          $ (124,014)    $ (128,421)       $ (113,390)
   1,967,334       3,447,878        682,067        483,955        515,283              551,207       (123,645)          283,012
 (23,386,449)     (2,923,221)    (3,765,292)     1,674,607     (2,583,481)           1,044,809     (4,309,848)        1,488,151
--------------- --------------- -------------- -------------- -------------- -------------------- -------------- -----------------
 (21,360,802)        359,902     (3,179,463)     2,062,980     (2,165,610)           1,472,002     (4,561,914)        1,657,773
--------------- --------------- -------------- -------------- -------------- -------------------- -------------- -----------------
     263,429       1,245,719             --          3,799          4,226               25,565         24,603            64,130
      10,794       2,822,541        145,088        505,371       (352,261)            (302,490)      (158,477)        1,461,628
     (15,691)        (16,706)        (1,233)          (952)        (3,262)              (3,283)        (3,819)           (3,776)
  (4,437,436)     (4,801,425)    (1,377,005)      (749,216)    (1,223,754)            (805,351)    (1,229,082)         (942,038)
--------------- --------------- -------------- -------------- -------------- -------------------- -------------- -----------------
  (4,178,904)       (749,871)    (1,233,150)      (240,998)    (1,575,051)          (1,085,559)    (1,366,775)          579,944
--------------- --------------- -------------- -------------- -------------- -------------------- -------------- -----------------
 (25,539,706)       (389,969)    (4,412,613)     1,821,982     (3,740,661)             386,443     (5,928,689)        2,237,717
  52,085,357      52,475,326      8,101,336      6,279,354      8,274,842            7,888,399     10,864,204         8,626,487
--------------- --------------- -------------- -------------- -------------- -------------------- -------------- -----------------
$ 26,545,651    $ 52,085,357    $ 3,688,723    $ 8,101,336    $ 4,534,181          $ 8,274,842    $ 4,935,515      $ 10,864,204
=============== =============== ============== ============== ============== ==================== ============== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                   JANUS ASPEN INTERNATIONAL GROWTH       JANUS ASPEN MID CAP GROWTH    JANUS ASPEN MID CAP VALUE
                                                         SUBACCOUNT                       SUBACCOUNT                   SUBACCOUNT
                                   ----------------------------------- -------------------------------- ----------------------------
                                           2008             2007 (A)          2008           2007 (A)         2008        2007 (A)
                                   --------------- ------------------- -------------- ----------------- ------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $ (164,459)      $    (755,858)   $  (345,794)       $ (426,990)   $  (36,924)     $ (15,611)
  Net realized gains (losses)        13,444,378           6,330,896      1,503,330         1,220,807       406,277        420,675
  Change in unrealized gains
     (losses) on investments        (65,791,608)         13,211,568    (12,730,826)        4,015,187    (1,306,582)      (191,360)
                                   --------------- ------------------- -------------- ----------------- ------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations              (52,511,689)         18,786,606    (11,573,290)        4,809,004      (937,229)       213,704
                                   --------------- ------------------- -------------- ----------------- ------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners             6,820,699           6,286,771      1,024,615           439,630            --         17,470
  Net transfers (including fixed
     account)                        (2,219,184)         19,820,515       (517,484)          733,004        24,812       (197,317)
  Contract charges                      (50,468)            (49,246)        (5,794)           (5,668)         (462)          (417)
  Transfers for contract benefits
     and terminations                (5,662,321)         (9,221,783)    (2,482,216)       (4,353,481)     (502,273)      (339,549)
                                   --------------- ------------------- -------------- ----------------- ------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions    (1,111,274)         16,836,257     (1,980,879)       (3,186,515)     (477,923)      (519,813)
                                   --------------- ------------------- -------------- ----------------- ------------- --------------
     Net increase (decrease)
       in net assets                (53,622,963)         35,622,863    (13,554,169)        1,622,489    (1,415,152)      (306,109)
NET ASSETS:
  Beginning of period                98,924,859          63,301,996     27,341,621        25,719,132     3,616,456      3,922,565
                                   --------------- ------------------- -------------- ----------------- ------------- --------------
  End of period                    $ 45,301,896      $   98,924,859    $13,787,452      $ 27,341,621    $2,201,304    $ 3,616,456
                                   =============== =================== ============== ================= ============= ==============

(a) See Footnote 1 -- Organization.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period April 30, 2007 to December 31, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

JANUS ASPEN WORLDWIDE GROWTH         LMPVET AGGRESSIVE GROWTH              LMPVET APPRECIATION        LMPVET CAPITAL AND INCOME
                  SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
------------------------------ -------------------------------- -------------------------------- ---------------------------------
       2008          2007 (A)           2008          2007 (A)           2008          2007 (A)           2008          2007 (A)
-------------- --------------- ---------------- --------------- ---------------- --------------- ---------------- ----------------
 $ (103,705)      $ (258,291)   $(10,682,078)    $(15,447,352)   $ (2,640,096)    $ (4,127,717)   $ (1,938,875)    $ (1,520,889)
  4,444,624        1,787,751       6,981,186       56,163,271      22,333,532       96,017,723      (8,947,363)      53,394,116
 (6,683,395)         809,842    (321,052,738)     (39,319,217)   (238,791,753)     (39,739,521)    (71,866,879)     (42,050,633)
-------------- --------------- ---------------- --------------- ---------------- --------------- ---------------- ----------------
 (2,342,476)       2,339,302    (324,753,630)       1,396,702    (219,098,317)      52,150,485     (82,753,117)       9,822,594
-------------- --------------- ---------------- --------------- ---------------- --------------- ---------------- ----------------
    193,865          411,086       8,925,401       16,796,459       4,365,406        7,882,194       1,979,925        3,397,226
(23,767,018)       1,293,194     (42,347,744)     (46,305,380)    (48,805,811)      72,789,174     (16,389,562)       9,088,809
       (153)          (7,680)       (415,120)        (461,396)       (391,070)        (417,702)        (48,397)         (49,320)
 (1,494,294)      (5,430,459)    (85,476,209)    (107,190,774)    (97,667,163)     (98,358,161)    (27,085,025)     (30,118,523)
-------------- --------------- ---------------- --------------- ---------------- --------------- ---------------- ----------------
(25,067,600)      (3,733,859)   (119,313,672)    (137,161,091)   (142,498,638)     (18,104,495)    (41,543,059)     (17,681,808)
-------------- --------------- ---------------- --------------- ---------------- --------------- ---------------- ----------------
(27,410,076)      (1,394,557)   (444,067,302)    (135,764,389)   (361,596,955)      34,045,990    (124,296,176)      (7,859,214)
 28,343,346       29,737,903     873,001,582    1,008,765,971     814,727,982      780,681,992     255,766,152      263,625,366
-------------- --------------- ---------------- --------------- ---------------- --------------- ---------------- ----------------
  $ 933,270     $ 28,343,346   $ 428,934,280    $ 873,001,582   $ 453,131,027    $ 814,727,982   $ 131,469,976    $ 255,766,152
============== =============== ================ =============== ================ =============== ================ ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                     LMPVET CAPITAL      LMPVET DIVIDEND STRATEGY             LMPVET EQUITY INDEX
                                                         SUBACCOUNT                    SUBACCOUNT                      SUBACCOUNT
                                   ---------------------------------- ----------------------------  ------------------------------
                                              2008          2007 (A)         2008         2007 (A)          2008         2007 (A)
                                   ------------------ --------------- --------------- ------------  ---------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)     $    (3,119,209)     $(4,088,369)  $   603,598     $   256,779   $ (8,455,890)    $ (17,761,317)
  Net realized gains (losses)           29,866,607       21,899,939    (1,314,142)        805,354      6,140,358       131,143,303
  Change in unrealized gains
     (losses) on investments          (107,121,597)     (17,049,578)  (17,573,568)      2,425,588   (376,452,252)      (75,570,064)
                                   ------------------ --------------- --------------- ------------  --------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations                 (80,374,199)         761,992   (18,284,112)      3,487,721   (378,767,784)       37,811,922
                                   ------------------ --------------- --------------- ------------  --------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                   80,293        1,596,658       390,250         927,658     49,431,548        16,086,820
  Net transfers (including fixed
     account)                          (18,356,010)     (14,795,359)   (3,081,498)     (2,061,550)  (207,702,486)     (275,595,931)
  Contract charges                         (36,590)         (38,222)      (39,155)        (43,340)      (278,370)         (356,383)
  Transfers for contract benefits
     and terminations                  (27,850,590)     (31,470,695)   (8,066,270)     (8,358,761)   (84,142,731)     (118,778,177)
                                   ------------------ --------------- --------------- ------------  --------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      (46,162,897)     (44,707,618)  (10,796,673)     (9,535,993)  (242,692,039)     (378,643,671)
                                   ------------------ --------------- --------------- ------------  --------------- --------------
     Net increase (decrease)
       in net assets                  (126,537,096)     (43,945,626)  (29,080,785)     (6,048,272)  (621,459,823)     (340,831,749)
NET ASSETS:
  Beginning of period                  221,598,096      265,543,722    67,840,329      73,888,601  1,139,332,798     1,480,164,547
                                   ------------------ --------------- -------------- ------------- ---------------- --------------
  End of period                       $ 95,061,000 $    221,598,096   $38,759,544    $ 67,840,329  $ 517,872,975    $1,139,332,798
                                   ================== =============== ============== ============= ================ ===============

(a) See Footnote 1 -- Organization.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period April 30, 2007 to December 31, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                                                                   LMPVET INTERNATIONAL ALL CAP
      LMPVET FUNDAMENTAL VALUE            LMPVET GLOBAL EQUITY                      OPPORTUNITY                  LMPVET INVESTORS
                    SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT                        SUBACCOUNT
--------------------------------- ------------------------------- -------------------------------- -------------------------------
         2008          2007 (A)           2008         2007 (A)           2008          2007 (A)              2008        2007 (A)
---------------- ---------------- --------------- --------------- --------------- ---------------- ------------------ ------------
    $ 146,583     $ (3,340,272)   $ (1,125,784)   $ (1,232,172)      $ 590,857       $ (667,991)     $    (591,328)   $   (108,610)
  (14,805,483)      70,552,190       6,324,271       6,715,737     (12,209,484)      78,215,531         (1,502,162)     17,569,477
 (286,063,407)     (75,808,812)    (35,987,482)     (2,957,311)    (44,954,847)     (69,907,270)      (105,245,206)    (18,904,789)
---------------- ---------------- --------------- --------------- --------------- ---------------- ------------------ ------------
 (300,722,307)      (8,596,894)    (30,788,995)      2,526,254     (56,573,474)       7,640,270       (107,338,696)     (1,443,922)
---------------- ---------------- --------------- --------------- --------------- ---------------- ------------------ ------------
    8,621,864       13,857,506         192,764         661,124       1,703,924        2,804,808          2,488,133       3,078,955
  (48,654,348)     158,885,733      (4,116,433)     (1,187,201)     (3,537,285)      (3,358,516)       (16,377,761)    223,847,215
     (319,653)        (354,122)        (12,186)        (12,700)        (75,243)         (89,160)          (129,821)       (148,338)
 (100,575,463)    (121,974,217)    (10,047,512)     (8,599,673)    (16,060,554)     (25,114,683)       (43,469,753)    (51,269,497)
---------------- ---------------- --------------- --------------- --------------- ---------------- ------------------ ------------
 (140,927,600)      50,414,900     (13,983,367)     (9,138,450)    (17,969,158)     (25,757,551)       (57,489,202)    175,508,335
---------------- ---------------- --------------- --------------- --------------- ---------------- ------------------ ------------
 (441,649,907)      41,818,006     (44,772,362)     (6,612,196)    (74,542,632)     (18,117,281)      (164,827,898)    174,064,413
  899,059,753      857,241,747      82,583,852      89,196,048     140,032,107      158,149,388        330,952,064     156,887,651
---------------- ---------------- --------------- --------------- --------------- ---------------- ------------------ ------------
$ 457,409,846    $ 899,059,753    $ 37,811,490    $ 82,583,852    $ 65,489,475    $ 140,032,107      $ 166,124,166    $330,952,064
================ ================ =============== =============== =============== ================ ================== ============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                                                  LMPVET LIFESTYLE
                                   LMPVET LARGE CAP GROWTH         LMPVET LIFESTYLE ALLOCATION 50%                  ALLOCATION 70%
                                                SUBACCOUNT                               SUBACCOUNT                     SUBACCOUNT
                                  --------------------------------- --------------------------------- -----------------------------
                                           2008      2007 (A)               2008            2007 (A)          2008         2007 (A)
                                  ---------------- ---------------- -------------- ------------------ -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)     $ (2,434,388)   $    (4,208,086) $  2,479,250   $     3,590,032    $   643,117     $ 1,126,311
  Net realized gains (losses)            88,318         13,042,767       512,059         4,701,626     (2,801,886)      1,935,331
  Change in unrealized gains
     (losses) on investments        (76,817,254)         1,153,599   (47,437,354)       (5,039,942)   (25,721,491)       (397,385)
                                  ---------------- ---------------- -------------- ------------------ -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations              (79,163,324)         9,988,280   (44,446,045)        3,251,716    (27,880,260)      2,664,257
                                  ---------------- ---------------- -------------- ------------------ -------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners             1,798,240          3,937,659       556,869         1,341,545        745,232         657,024
  Net transfers (including fixed
     account)                       (12,440,014)       (15,317,884)   (3,284,578)          250,890     (1,094,099)     (1,642,258)
  Contract charges                      (68,335)           (76,393)      (85,586)          (95,700)       (73,518)        (84,138)
  Transfers for contract benefits
     and terminations               (28,733,323)       (46,004,649)  (26,535,523)      (26,702,212)   (12,414,104)    (16,533,148)
                                  ---------------- ---------------- -------------- ------------------ -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions   (39,443,432)       (57,461,267)  (29,348,818)      (25,205,477)   (12,836,489)    (17,602,520)
                                  ---------------- ---------------- -------------- ------------------ -------------- --------------
     Net increase (decrease)
       in net assets               (118,606,756)       (47,472,987)  (73,794,863)      (21,953,761)   (40,716,749)    (14,938,263)
NET ASSETS:
  Beginning of period               234,261,631        281,734,618   171,934,433       193,888,194     91,454,984     106,393,247
                                  ---------------- ---------------- -------------- ------------------ -------------- --------------
  End of period                   $ 115,654,875    $   234,261,631  $ 98,139,570   $   171,934,433    $50,738,235    $ 91,454,984
                                  ================ ================ ============== ================== ============== ==============

(a) See Footnote 1 -- Organization.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period April 30, 2007 to December 31, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

LMPVET LIFESTYLE ALLOCATION 85%              LMPVET MID CAP CORE          LMPVET SMALL CAP GROWTH         LMPVET SOCIAL AWARENESS
                     SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
---------------------------------- -------------------------------- -------------------------------- -------------------------------
        2008            2007 (A)           2008          2007 (A)           2008          2007 (A)           2008         2007 (A)
--------------- ------------------ --------------- ---------------- --------------- ---------------- --------------- ---------------
   $ 101,157           $ 58,724    $ (1,269,715)    $ (1,607,232)   $ (1,455,340)    $ (1,754,060)      $ 342,811        $ 21,204
  (1,546,513)         4,981,011      (3,753,382)      25,331,557       1,045,510       10,674,070        (938,481)     13,348,028
 (19,093,660)        (3,598,229)    (29,132,186)     (16,797,458)    (40,484,444)      (2,664,025)    (18,204,899)     (6,573,748)
--------------- ------------------ --------------- ---------------- --------------- ---------------- --------------- ---------------
 (20,539,016)         1,441,506     (34,155,283)       6,926,867     (40,894,274)       6,255,985     (18,800,569)      6,795,484
--------------- ------------------ --------------- ---------------- --------------- ---------------- --------------- ---------------
     544,794            706,476         404,885        1,651,387       1,401,801        1,922,067       2,435,962       3,040,014
     156,260            165,640      (6,563,468)      (6,465,136)     (6,153,396)      42,377,638      (1,913,333)     (2,290,924)
     (55,245)           (63,047)        (35,978)         (38,206)        (33,507)         (33,395)        (57,222)        (60,258)
  (8,089,907)       (10,661,590)    (11,479,223)     (16,068,180)    (11,268,492)     (12,071,091)     (6,794,422)     (8,352,454)
--------------- ------------------ --------------- ---------------- --------------- ---------------- --------------- ---------------
  (7,444,098)        (9,852,521)    (17,673,784)     (20,920,135)    (16,053,594)      32,195,219      (6,329,015)     (7,663,622)
--------------- ------------------ --------------- ---------------- --------------- ---------------- --------------- ---------------
 (27,983,114)        (8,411,015)    (51,829,067)     (13,993,268)    (56,947,868)      38,451,204     (25,129,584)       (868,138)
  58,313,241         66,724,256     107,349,964      121,343,232     110,867,024       72,415,820      75,221,700      76,089,838
--------------- ------------------ --------------- ---------------- --------------- ---------------- --------------- ---------------
$ 30,330,127       $ 58,313,241    $ 55,520,897    $ 107,349,964    $ 53,919,156    $ 110,867,024    $ 50,092,116    $ 75,221,700
=============== ================== =============== ================ =============== ================ =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                      LMPVIT DIVERSIFIED STRATEGIC
                                    LMPVIT ADJUSTABLE RATE INCOME                           INCOME    LMPVIT GLOBAL HIGH YIELD BOND
                                                       SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------- -------------------------------- -----------------------------
                                           2008           2007 (A)          2008           2007 (A)         2008           2007 (A)
                                   --------------- ----------------- -------------- ----------------- ------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $ 617,188    $      838,295    $ 1,805,621       $ 1,915,660    $ 1,256,829     $ 1,013,424
  Net realized gains (losses)        (1,744,008)          (25,534)    (2,437,742)         (683,170)      (759,385)        260,564
  Change in unrealized gains
     (losses) on investments         (4,846,224)         (946,489)    (6,518,920)         (996,716)    (5,842,294)     (1,636,990)
                                   --------------- ----------------- -------------- ----------------- ------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations               (5,973,044)         (133,728)    (7,151,041)          235,774     (5,344,850)       (363,002)
                                   --------------- ----------------- -------------- ----------------- ------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               297,371           684,453          2,520            14,902         21,255          71,096
  Net transfers (including fixed
     account)                        (2,718,587)       (1,195,370)    (2,221,054)       (3,079,190)      (836,592)        485,362
  Contract charges                       (5,004)           (5,262)        (9,538)           (9,819)        (2,481)         (2,508)
  Transfers for contract benefits
     and terminations                (5,203,533)       (4,600,484)    (9,758,886)       (8,307,503)    (2,023,159)     (2,962,674)
                                   --------------- ----------------- -------------- ----------------- ------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions    (7,629,753)       (5,116,663)   (11,986,958)      (11,381,610)    (2,840,977)     (2,408,724)
                                   --------------- ----------------- -------------- ----------------- ------------- ---------------
     Net increase (decrease)
       in net assets                (13,602,797)       (5,250,391)   (19,137,999)      (11,145,836)    (8,185,827)     (2,771,726)
NET ASSETS:
  Beginning of period                30,521,526        35,771,917     54,059,048        65,204,884     18,636,640      21,408,366
                                   --------------- ----------------- -------------- ----------------- ------------- ---------------
  End of period                    $ 16,918,729    $   30,521,526    $34,921,049      $ 54,059,048    $10,450,813    $ 18,636,640
                                   =============== ================= ============== ================= ============= ===============

(a) See Footnote 1 -- Organization.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period April 30, 2007 to December 31, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                                                                                                   MIST AMERICAN    MIST AMERICAN
                                                                                                  FUNDS BALANCED     FUNDS GROWTH
            LMPVIT HIGH INCOME               LMPVIT MONEY MARKET           LMPVIT STRATEGIC BOND      ALLOCATION       ALLOCATION
                    SUBACCOUNT                        SUBACCOUNT                      SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
--------------------------------- --------------------------------- ----------------------------- ----------------- --------------
         2008          2007 (A)            2008          2007 (A)           2008         2007 (A)        2008 (B)         2008 (B)
---------------- ---------------- ---------------- ---------------- --------------- ------------- ----------------- --------------
 $ 14,780,997     $ 15,632,340      $ 2,377,684      $ 7,303,231     $ 1,569,046     $ 1,380,327        $ 11,203          $ 9,580
  (14,694,020)      (3,510,589)              --               --      (1,709,334)       (246,165)         (2,050)          (1,143)
  (57,188,572)     (14,807,827)              --               --      (7,636,352)     (1,068,960)        (53,327)         (70,650)
---------------- ---------------- ---------------- ---------------- --------------- ------------- ----------------- --------------
  (57,101,595)      (2,686,076)       2,377,684        7,303,231      (7,776,640)         65,202         (44,174)         (62,213)
---------------- ---------------- ---------------- ---------------- --------------- ------------- ----------------- --------------
    1,057,627        2,501,621        5,878,809        5,655,135          74,985          67,285         153,405           89,672
  (14,809,942)      (2,105,847)     232,037,321      105,792,274      (2,873,419)        183,940         222,951          210,873
      (63,309)         (66,937)         (72,944)         (65,250)         (4,566)         (4,490)             --               --
  (29,348,192)     (34,684,093)    (134,617,023)    (113,141,508)     (5,118,590)     (4,523,420)         (7,206)          (7,251)
---------------- ---------------- ---------------- ---------------- --------------- ------------- ----------------- --------------
  (43,163,816)     (34,355,256)     103,226,163       (1,759,349)     (7,921,590)     (4,276,685)        369,150          293,294
---------------- ---------------- ---------------- ---------------- --------------- ------------- ----------------- --------------
 (100,265,411)     (37,041,332)     105,603,847        5,543,882     (15,698,230)     (4,211,483)        324,976          231,081
  215,408,851      252,450,183      232,418,158      226,874,276      45,919,702      50,131,185              --               --
---------------- ---------------- ---------------- ---------------- --------------- ------------- ----------------- --------------
$ 115,143,440    $ 215,408,851    $ 338,022,005    $ 232,418,158    $ 30,221,472    $ 45,919,702       $ 324,976        $ 231,081
================ ================ ================ ================ =============== ============= ================= ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                    MIST AMERICAN
                                   FUNDS MODERATE      MIST BATTERYMARCH GROWTH AND
                                       ALLOCATION                            INCOME        MIST BLACKROCK HIGH YIELD
                                       SUBACCOUNT                        SUBACCOUNT                       SUBACCOUNT
                                   ----------------- --------------------------------- --------------------------------
                                          2008 (B)            2008          2007 (A)           2008          2007 (A)
                                   ----------------- ---------------- ---------------- --------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)            $ 3,334        $ 869,227     $ (1,448,033)    $ 6,246,964      $ 4,883,752
  Net realized gains (losses)                 (33)      37,057,822       38,308,054      (4,075,599)          47,380
  Change in unrealized gains
     (losses) on investments              (20,669)    (192,954,457)      (6,295,531)    (30,512,042)      (5,979,137)
                                   ----------------- ---------------- ---------------- --------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations                    (17,368)    (155,027,408)      30,564,490     (28,340,677)      (1,048,005)
                                   ----------------- ---------------- ---------------- --------------- ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                  64,926        7,429,266        9,183,552       3,263,835        2,933,541
  Net transfers (including fixed
     account)                              50,616      (14,248,935)     (11,337,154)     (2,251,185)      70,829,923
  Contract charges                             --         (255,637)        (294,328)        (49,656)         (50,162)
  Transfers for contract benefits
     and terminations                         559      (39,080,820)     (70,666,988)    (15,406,466)     (16,823,802)
                                   ----------------- ---------------- ---------------- --------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions         116,101      (46,156,126)     (73,114,918)    (14,443,472)      56,889,500
                                   ----------------- ---------------- ---------------- --------------- ----------------
     Net increase (decrease)
       in net assets                       98,733     (201,183,534)     (42,550,428)    (42,784,149)      55,841,495
NET ASSETS:
  Beginning of period                          --      440,328,684      482,879,112     120,841,696       65,000,201
                                   ----------------- ---------------- ---------------- --------------- ----------------
  End of period                          $ 98,733    $ 239,145,150    $ 440,328,684    $ 78,057,547    $ 120,841,696
                                   ================= ================ ================ =============== ================

(a) See Footnote 1 -- Organization.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period April 30, 2007 to December 31, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                                                                                                                      MIST HARRIS
MIST BLACKROCK LARGE CAP CORE    MIST CLARION GLOBAL REAL ESTATE     MIST DREMAN SMALL CAP VALUE            OAKMARK INTERNATIONAL
                   SUBACCOUNT                         SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT
-------------------------------- ---------------------------------- ------------------------------- --------------------------------
        2008          2007 (A)           2008            2007 (A)           2008         2007 (A)           2008          2007 (A)
--------------- ---------------- --------------- ------------------ --------------- --------------- --------------- ----------------
  $ (748,568)      $ (945,566)      $ 506,749       $ (1,036,364)     $ (114,441)     $ (228,079)      $ 360,106     $ (1,082,818)
    (737,377)      13,211,054         203,798         14,134,788        (200,681)        359,458       6,710,521       14,428,723
 (34,965,394)      (6,813,229)    (53,984,766)       (44,516,407)     (3,531,575)       (619,677)    (56,193,090)     (16,618,185)
--------------- ---------------- --------------- ------------------ --------------- --------------- --------------- ----------------
 (36,451,339)       5,452,259     (53,274,219)       (31,417,983)     (3,846,697)       (488,298)    (49,122,463)      (3,272,280)
--------------- ---------------- --------------- ------------------ --------------- --------------- --------------- ----------------
     774,078        1,202,533       3,968,299          6,278,035         582,257         652,204       2,006,867        3,419,353
  (1,651,178)      (2,409,453)     (7,748,575)        18,484,943       1,842,423       5,451,590      (5,702,394)      11,333,163
     (63,318)         (72,618)        (43,112)           (51,319)         (3,876)         (3,190)        (23,819)         (27,074)
 (12,654,876)     (18,156,447)    (15,024,743)       (22,819,904)     (1,064,845)     (1,485,920)    (14,954,222)     (26,085,043)
--------------- ---------------- --------------- ------------------ --------------- --------------- --------------- ----------------
 (13,595,294)     (19,435,985)    (18,848,131)         1,891,755       1,355,959       4,614,684     (18,673,568)     (11,359,601)
--------------- ---------------- --------------- ------------------ --------------- --------------- --------------- ----------------
 (50,046,633)     (13,983,726)    (72,122,350)       (29,526,228)     (2,490,738)      4,126,386     (67,796,031)     (14,631,881)
 104,311,222      118,294,948     140,702,795        170,229,023      13,308,156       9,181,770     130,584,087      145,215,968
--------------- ---------------- --------------- ------------------ --------------- --------------- --------------- ----------------
$ 54,264,589    $ 104,311,222    $ 68,580,445      $ 140,702,795    $ 10,817,418    $ 13,308,156    $ 62,788,056    $ 130,584,087
=============== ================ =============== ================== =============== =============== =============== ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                                          MIST
                                                                                                    LEGG MASON
                                                                                                      PARTNERS
                                                                                                    AGGRESSIVE
                                                 MIST JANUS FORTY            MIST LAZARD MID CAP        GROWTH
                                                       SUBACCOUNT                     SUBACCOUNT    SUBACCOUNT
                                   --------------------------------- ------------------------------ -------------
                                            2008          2007 (A)           2008    2007 (A) (C)      2008 (B)
                                   ---------------- ---------------- --------------- -------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $ 34,636,207     $ (7,935,399)     $ (964,192)     $ (82,631)        $ (69)
  Net realized gains (losses)         10,335,932      129,782,320      (2,842,032)       (63,451)           (9)
  Change in unrealized gains
     (losses) on investments        (393,691,219)      74,483,339     (40,689,078)      (777,163)       (6,904)
                                   ---------------- ---------------- --------------- -------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations              (348,719,080)     196,330,260     (44,495,302)      (923,245)       (6,982)
                                   ---------------- ---------------- --------------- -------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners             31,620,247       32,000,548       2,696,382        147,684        36,113
  Net transfers (including fixed
     account)                            129,273      (27,545,314)    117,636,546      8,406,611        24,200
  Contract charges                      (578,393)        (599,605)        (53,045)        (1,767)           --
  Transfers for contract benefits
     and terminations                (71,609,168)    (104,122,069)     (9,538,218)      (891,960)         (685)
                                   ---------------- ---------------- --------------- -------------- -------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions    (40,438,041)    (100,266,440)    110,741,665      7,660,568        59,628
                                   ---------------- ---------------- --------------- -------------- -------------
     Net increase (decrease)
       in net assets                (389,157,121)      96,063,820      66,246,363      6,737,323        52,646
NET ASSETS:
  Beginning of period                845,500,235      749,436,415       6,737,323             --            --
                                   ---------------- ---------------- --------------- -------------- -------------
  End of period                    $ 456,343,114    $ 845,500,235    $ 72,983,686    $ 6,737,323      $ 52,646
                                   ================ ================ =============== ============== =============

(a) See Footnote 1 -- Organization.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period April 30, 2007 to December 31, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

      MIST LEGG MASON PARTNERS                                         MIST LOOMIS SAYLES GLOBAL           MIST LORD ABBETT BOND
                 MANAGEDASSETS    MIST LEGG MASON VALUE EQUITY                           MARKETS                       DEBENTURE
                    SUBACCOUNT                      SUBACCOUNT                        SUBACCOUNT                      SUBACCOUNT
--------------------------------- ------------------------------- --------------------------------- -------------------------------
         2008          2007 (A)          2008          2007 (A)            2008      2007 (A) (C)           2008         2007 (A)
---------------- ---------------- -------------- ---------------- ---------------- ---------------- --------------- ---------------
  $ 4,223,399      $ 3,131,613     $ (106,758)      $ (178,042)     $ 7,348,205     $ (1,833,731)    $ 2,303,361     $ 3,510,734
    8,851,535       22,501,627       (255,490)         154,709        8,455,484        1,140,822        (419,048)      1,104,201
  (69,160,596)     (13,148,717)    (3,716,890)        (670,582)    (108,312,444)      41,324,666     (17,926,208)        (69,843)
---------------- ---------------- -------------- ---------------- ---------------- ---------------- --------------- ---------------
  (56,085,662)      12,484,523     (4,079,138)        (693,915)     (92,508,755)      40,631,757     (16,041,895)      4,545,092
---------------- ---------------- -------------- ---------------- ---------------- ---------------- --------------- ---------------
    5,762,829        7,994,928         24,523          274,168        9,718,553        7,385,631         980,959       1,559,475
  (10,399,687)      (6,159,918)       800,980        1,169,756      (10,090,938)     217,676,520        (647,421)      5,428,190
     (144,485)        (159,187)          (548)            (670)        (142,112)        (147,555)        (21,535)        (18,780)
  (25,954,804)     (39,261,054)      (485,053)      (1,473,025)     (20,764,812)     (21,848,266)    (14,440,499)    (12,459,939)
---------------- ---------------- -------------- ---------------- ---------------- ---------------- --------------- ---------------
  (30,736,147)     (37,585,231)       339,902          (29,771)     (21,279,309)     203,066,330     (14,128,496)     (5,491,054)
---------------- ---------------- -------------- ---------------- ---------------- ---------------- --------------- ---------------
  (86,821,809)     (25,100,708)    (3,739,236)        (723,686)    (113,788,064)     243,698,087     (30,170,391)       (945,962)
  232,780,852      257,881,560      8,088,383        8,812,069      243,698,087               --      88,568,023      89,513,985
---------------- ---------------- -------------- ---------------- ---------------- ---------------- --------------- ---------------
$ 145,959,043    $ 232,780,852    $ 4,349,147      $ 8,088,383    $ 129,910,023    $ 243,698,087    $ 58,397,632    $ 88,568,023
================ ================ ============== ================ ================ ================ =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                       MIST LORD ABBETT GROWTH AND                                           MIST MET/AIM CAPITAL
                                                            INCOME   MIST LORD ABBETT MID CAP VALUE                  APPRECIATION
                                                        SUBACCOUNT                       SUBACCOUNT                    SUBACCOUNT
                                  ---------------------------------- ------------------------------- -----------------------------
                                           2008            2007 (A)         2008            2007 (A)        2008          2007 (A)
                                  ---------------- ----------------- -------------- ---------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $ (518,466)      $ (2,769,206)  $ (1,019,069)   $ (1,504,065)    $   349,140     $ (1,637,849)
  Net realized gains (losses)         9,287,273         12,473,172      3,511,504         377,401      (4,683,547)        (777,570)
  Change in unrealized gains
     (losses) on investments       (103,500,968)        (7,080,311)   (39,220,051)    (10,457,780)    (40,353,112)      12,857,139
                                  ---------------- ----------------- -------------- ---------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations              (94,732,161)         2,623,655    (36,727,616)    (11,584,444)    (44,687,519)      10,441,720
                                  ---------------- --- ------------- -------------- ---------------- -------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners             2,812,848          4,794,864         722,71       1,091,387         873,412        1,071,214
  Net transfers (including fixed
     account)                        (3,690,353)        86,340,196     (4,465,340)    116,935,689      (1,075,227)      17,272,002
  Contract charges                      (51,334)           (53,853)       (15,297)        (16,653)        (32,335)         (34,114)
  Transfers for contract benefits
     and terminations               (27,056,746)       (35,914,253)    (9,262,215)    (10,367,115)    (12,952,528)     (19,911,555)
                                  ---------------- ----------------- -------------- ---------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions   (27,985,585)        55,166,954    (13,020,138)    107,643,308     (13,186,678)      (1,602,453)
                                  ---------------- ----------------- -------------- ---------------- -------------- --------------
     Net increase (decrease)
       in net assets               (122,717,746)        57,790,609    (49,747,754)     96,058,864     (57,874,197)       8,839,267
NET ASSETS:
  Beginning of period               267,772,267        209,981,658    101,596,400       5,537,536     111,796,001      102,956,734
                                  ---------------- ----------------- -------------- ---------------- -------------- --------------
  End of period                   $ 145,054,521      $ 267,772,267   $ 51,848,646   $ 101,596,400     $53,921,804    $ 111,796,001
                                  ================ ================= ============== ================ ============== ==============

(a) See Footnote 1 -- Organization.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period April 30, 2007 to December 31, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                                          MIST
                                  MET/FRANKLIN       MIST MFS EMERGING MARKETS
MIST MET/AIM SMALL CAP GROWTH    MUTUAL SHARES                          EQUITY    MIST MFS RESEARCH INTERNATIONAL
                   SUBACCOUNT       SUBACCOUNT                      SUBACCOUNT                         SUBACCOUNT
-------------------------------- ---------------- ------------------------------- ----------------------------------
       2008           2007 (A)         2008 (B)           2008     2007 (A) (C)           2008            2007 (A)
-------------- ----------------- ---------------- ---------------  -------------- --------------- ------------------
 $ (123,380)        $ (96,053)         $ 6,490      $ (721,578)     $ (773,560)      $ (49,444)      $ (1,063,176)
    128,558           266,345           (1,898)       (497,728)      1,730,894       2,404,190          1,562,110
 (3,655,653)          214,301           (9,000)    (73,587,241)     13,804,582     (56,604,872)         3,979,651
-------------- ----------------- ---------------- ---------------  -------------- --------------- ------------------
 (3,650,475)          384,593           (4,408)    (74,806,547)     14,761,916     (54,250,126)         4,478,585
-------------- ----------------- ---------------- ---------------  -------------- --------------- ------------------
    363,342           294,672               --       1,133,641         728,906       2,064,377          1,325,519
  2,553,268         3,168,524          258,422      84,954,513      61,212,145      28,536,374         97,898,520
     (2,737)           (1,919)              --         (19,897)         (7,676)        (25,361)           (18,538)
   (544,964)         (972,183)             137     (11,582,681)     (7,017,354)    (10,612,912)        (8,785,312)
-------------- ----------------- ---------------- ---------------  -------------- --------------- ------------------
  2,368,909         2,489,094          258,559      74,485,576      54,916,021      19,962,478         90,420,189
-------------- ----------------- ---------------- ---------------  -------------- --------------- ------------------
 (1,281,566)        2,873,687          254,151        (320,971)     69,677,937     (34,287,648)        94,898,774
  6,946,984         4,073,297               --      69,677,937              --     102,336,302          7,437,528
-------------- ----------------- ---------------- ---------------  -------------- --------------- ------------------
$ 5,665,418       $ 6,946,984        $ 254,151    $ 69,356,966    $ 69,677,937    $ 68,048,654      $ 102,336,302
============== ================= ================ =============== =============== =============== ==================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                           MIST OPPENHEIMER CAPITAL    MIST PIMCO INFLATION PROTECTED
                                                       APPRECIATION                              BOND     MIST PIMCO TOTAL RETURN
                                                         SUBACCOUNT                        SUBACCOUNT                  SUBACCOUNT
                                   -------------------------------- --------------------------------- ---------------------------
                                            2008        2007 (A)           2008            2007 (A)         2008         2007 (A)
                                   ----------------    ----------    --------------     -------------- ------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $ (2,603,878)     $ (491,944)    $  1,999,870    $    (1,003,256)   $  379,105       $ 235,976
  Net realized gains (losses)         (2,534,553)      1,930,361           67,398            211,730       335,639          93,246
  Change in unrealized gains
     (losses) on investments        (207,510,855)      1,559,925      (12,342,340)         5,887,064    (1,309,807)        625,384
                                   ---------------- ---------------- --------------     -------------- ------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations              (212,649,286)      2,998,342      (10,275,072)         5,095,538      (595,063)        954,606
                                   ---------------- ---------------- --------------     -------------- ------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners             11,715,054       1,168,757        1,744,128            546,390       209,761         209,349
  Net transfers (including fixed
     account)                        458,413,613       2,786,276       25,682,744         82,183,965     6,769,412       4,786,814
  Contract charges                      (365,437)         (8,113)         (25,206)           (14,337)       (2,178)         (1,340)
  Transfers for contract benefits
     and terminations                (25,668,464)     (2,159,418)     (13,650,899)        (5,899,993)   (2,986,989)     (3,513,758)
                                   ---------------- ---------------- --------------     -------------- ------------- -------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions    444,094,766       1,787,502       13,750,767         76,816,025     3,990,006       1,481,065
                                   ---------------- ---------------- --------------     -------------- ------------- -------------
     Net increase (decrease)
       in net assets                 231,445,480       4,785,844        3,475,695         81,911,563     3,394,943       2,435,671
NET ASSETS:
  Beginning of period                 30,451,362      25,665,518       86,351,508          4,439,945    18,856,207      16,420,536
                                   ---------------- ---------------- --------------     -------------- ------------- -------------
  End of period                    $ 261,896,842    $ 30,451,362      $89,827,203     $   86,351,508   $22,251,150    $ 18,856,207
                                   ================ ================ ==============     ============== ============= =============

(a) See Footnote 1 -- Organization.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period April 30, 2007 to December 31, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                                                                            MIST SSGA GROWTH AND
           MIST PIONEER FUND     MIST PIONEER STRATEGIC INCOME                        INCOME ETF              MIST SSGA GROWTH ETF
                  SUBACCOUNT                        SUBACCOUNT                        SUBACCOUNT                        SUBACCOUNT
------------------------------- --------------------------------- --------------------------------- -------------------------------
        2008         2007 (A)            2008          2007 (A)            2008          2007 (A)            2008          2007 (A)
--------------- --------------- ---------------- ---------------- ---------------- ---------------- ---------------- --------------
   $ (87,006)     $ (204,754)     $ 9,535,930     $ (1,656,046)       $ 906,619     $ (2,162,362)       $ 503,190     $ (2,601,238)
    (238,413)        889,349       (1,938,011)         666,530        2,866,731        2,100,845        3,199,635        2,234,110
  (9,816,853)        621,370      (31,195,525)      10,003,788      (44,648,567)       7,152,995      (69,119,633)       9,155,332
--------------- --------------- ---------------- ---------------- ---------------- ---------------- ---------------- --------------
 (10,142,272)      1,305,965      (23,597,606)       9,014,272      (40,875,217)       7,091,478      (65,416,808)       8,788,204
--------------- --------------- ---------------- ---------------- ---------------- ---------------- ---------------- --------------
     991,484       1,221,344        3,581,237        4,800,959        8,882,895       11,338,588       16,289,863       21,243,950
    (990,274)       (833,731)      13,389,090       14,557,419       (8,791,168)      (4,905,426)     (16,721,992)      (9,376,076)
     (17,060)        (19,273)         (50,472)         (41,404)        (218,764)        (241,972)        (265,768)        (295,304)
  (3,330,523)     (4,915,594)     (24,422,789)     (24,487,891)     (16,649,019)     (18,991,250)     (13,154,590)     (18,535,304)
--------------- --------------- ---------------- ---------------- ---------------- ---------------- ---------------- --------------
  (3,346,373)     (4,547,254)      (7,502,934)      (5,170,917)     (16,776,056)     (12,800,060)     (13,852,487)      (6,962,734)
--------------- --------------- ---------------- ---------------- ---------------- ---------------- ---------------- --------------
 (13,488,645)     (3,241,289)     (31,100,540)       3,843,355      (57,651,273)      (5,708,582)     (79,269,295)       1,825,470
  32,327,745      35,569,034      187,183,787      183,340,432      167,304,437      173,013,019      202,730,917      200,905,447
--------------- --------------- ---------------- ---------------- ---------------- ---------------- ---------------- --------------
$ 18,839,100    $ 32,327,745    $ 156,083,247    $ 187,183,787    $ 109,653,164    $ 167,304,437    $ 123,461,622    $ 202,730,917
=============== =============== ================ ================ ================ ================ ================ ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                  MIST T. ROWE                                         MIST TURNER
                                 PRICE MID CAP                                             MID CAP           MIST VAN KAMPEN MID CAP
                                        GROWTH    MIST THIRD AVENUE SMALL CAP VALUE         GROWTH                            GROWTH
                                    SUBACCOUNT                           SUBACCOUNT     SUBACCOUNT                        SUBACCOUNT
                                 ---------------- ------------------------------------ -------------- ------------------------------
                                       2008 (B)            2008             2007 (A)       2008 (B)           2008        2007 (A)
                                 ---------------- ---------------- ------------------- -------------- ---------------   ------------
INCREASE (DECREASE) IN NET
ASSETS:

FROM OPERATIONS:
  Net investment income (loss)       $ (18,381)    $ (1,533,128)       $ (2,448,207)     $ (49,738)     $ (209,542)     $ (98,954)
  Net realized gains (losses)          (43,931)       4,093,317           3,455,577       (135,578)       (805,959)       529,341
  Change in unrealized gains
     (losses) on investments          (583,520)     (64,026,673)        (23,088,790)    (1,830,916)    (10,201,486)       536,516
                                 ---------------- ---------------- ------------------- -------------- ---------------   ------------
     Net increase (decrease)
       in net assets resulting
       from operations                (645,832)     (61,466,484)        (22,081,420)    (2,016,232)    (11,216,987)       966,903
                                 ---------------- ---------------- ------------------- -------------- ---------------   ------------
CONTRACT TRANSACTIONS:

  Purchase payments received
     from contract owners                2,147        8,015,346           7,759,122         14,897          96,526         89,137
  Net transfers (including fixed
     account)                        1,744,086      (19,084,521)        189,545,464      4,570,829      20,536,961        242,712
  Contract charges                        (380)        (100,008)           (106,628)        (1,103)         (3,271)          (319)
  Transfers for contract benefits
      and terminations                 (38,360)     (19,079,001)        (21,864,399)      (237,309)     (2,108,366)      (833,320)
                                 ---------------- ---------------- ------------------- -------------- ---------------   ------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions                 1,707,493      (30,248,184)        175,333,559      4,347,314      18,521,850       (501,790)
                                 ---------------- ---------------- ------------------- -------------- ---------------   ------------
     Net increase (decrease)
       in net assets                 1,061,661      (91,714,668)        153,252,139      2,331,082       7,304,863        465,113
NET ASSETS:

  Beginning of period                       --      223,905,276          70,653,137             --       5,299,998      4,834,885
                                 ---------------- ---------------- ------------------- -------------- ---------------   ------------
  End of period                    $ 1,061,661    $ 132,190,608       $ 223,905,276    $ 2,331,082    $ 12,604,861    $ 5,299,998
                                 ================ ================ =================== ============== =============== ==============

(a) See Footnote 1 -- Organization.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period April 30, 2007 to December 31, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                               MORGAN STANLEY CAPITAL
MIST VAN KAMPEN COMSTOCK                OPPORTUNITIES    MORGAN STANLEY DIVIDEND GROWTH    MORGAN STANLEY S&P 500 INDEX
              SUBACCOUNT                   SUBACCOUNT                        SUBACCOUNT                      SUBACCOUNT
--------------------------- ---------------------------- --------------------------------- -------------------------------
     2008        2007 (A)         2008        2007 (A)          2008            2007 (A)          2008          2007 (A)
------------ -------------- ------------- -------------- -------------- ------------------ -------------- ----------------
  $ 2,487       $ (6,084)    $ (28,978)     $ (35,356)     $ (49,874)         $ (46,354)       $ 9,605        $ (52,437)
  (45,580)        68,543        66,520        134,796         11,587             87,957         14,702          343,056
 (319,346)      (121,867)     (846,778)       179,834     (1,265,207)            25,921     (3,665,149)          (8,526)
------------ -------------- ------------- -------------- -------------- ------------------ -------------- ----------------
 (362,439)       (59,408)     (809,236)       279,274     (1,303,494)            67,524     (3,640,842)         282,093
------------ -------------- ------------- -------------- -------------- ------------------ -------------- ----------------
   25,976         19,719            --          9,880             --              3,250         21,500           42,854
 (295,329)       366,337      (698,591)       962,427       (195,144)           (69,561)       106,124         (429,105)
     (207)          (194)         (122)          (104)          (286)              (291)          (950)            (892)
 (135,685)      (381,996)     (181,769)      (198,030)      (336,166)          (203,829)      (508,939)        (406,126)
------------ -------------- ------------- -------------- -------------- ------------------ -------------- ----------------
 (405,245)         3,866      (880,482)       774,173       (531,596)          (270,431)      (382,265)        (793,269)
------------ -------------- ------------- -------------- -------------- ------------------ -------------- ----------------
 (767,684)       (55,542)   (1,689,718)     1,053,447     (1,835,090)          (202,907)    (4,023,107)        (511,176)
1,416,028      1,471,570     2,443,108      1,389,661      3,816,301          4,019,208      9,696,418       10,207,594
------------ -------------- ------------- -------------- -------------- ------------------ -------------- ----------------
$ 648,344    $ 1,416,028     $ 753,390    $ 2,443,108    $ 1,981,211        $ 3,816,301    $ 5,673,311      $ 9,696,418
============ ============== ============= ============== ============== ================== ============== ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                     MSF BLACKROCK
                                                 AGGRESSIVE GROWTH       MSF BLACKROCK BOND INCOME       MSF BLACKROCK DIVERSIFIED
                                                        SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                   ---------------------------------- ------------------------------- -----------------------------
                                           2008            2007 (A)          2008          2007 (A)          2008      2007 (A) (C)
                                   --------------- ------------------ -------------- ---------------- -------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)     $ (2,320,904)   $    (3,109,858)   $ 12,803,418    $ 6,752,940      $ 2,428,537    $ (1,560,759)
  Net realized gains (losses)          (583,784)         3,993,061         947,866      3,322,236       (2,076,771)         87,915
  Change in unrealized gains
     (losses) on investments        (82,608,125)        34,855,221     (32,707,621)     7,633,645      (45,812,412)      2,608,443
                                   --------------- ------------------ -------------- ---------------- -------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations              (85,512,813)        35,738,424     (18,956,337)    17,708,821      (45,460,646)      1,135,599
                                   --------------- ------------------ -------------- ---------------- -------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners             1,680,989          2,408,772       3,883,712      6,075,399        4,653,829       3,892,077
  Net transfers (including fixed
     account)                        (5,832,422)        (5,800,111)     (5,102,152)     4,278,197         (396,394)    198,397,629
  Contract charges                     (114,132)          (121,823)       (120,024)      (115,844)        (137,629)       (149,937)
  Transfers for contract benefits
     and terminations               (25,496,166)       (34,586,228)    (62,634,821)   (61,831,227)     (18,148,617)    (20,879,185)
                                   --------------- ------------------ -------------- ---------------- -------------- -------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions   (29,761,731)       (38,099,390)    (63,973,285)   (51,593,475)     (14,028,811)    181,260,584
                                   --------------- ------------------ -------------- ---------------- -------------- -------------
     Net increase (decrease)
       in net assets               (115,274,544)        (2,360,966)    (82,929,622)   (33,884,654)     (59,489,457)    182,396,183
NET ASSETS:
  Beginning of period               206,830,312        209,191,278     388,189,298    422,073,952      182,396,183              --
                                   --------------- ------------------ -------------- ---------------- -------------- -------------
  End of period                    $ 91,555,768       $206,830,312    $305,259,676   $388,189,298     $122,906,726   $ 182,396,183
                                   =============== ================== ============== ================ ============== =============

(a) See Footnote 1 -- Organization.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period April 30, 2007 to December 31, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                   MSF BLACKROCK
 MSF BLACK ROCK     LEGACY LARGE                                                                              MSF DAVIS
LARGE CAP VALUE       CAP GROWTH        MSF BLACKROCK MONEY MARKET    MSF CAPITAL GUARDIAN U.S. EQUITY    VENTURE VALUE
     SUBACCOUNT       SUBACCOUNT                        SUBACCOUNT                          SUBACCOUNT       SUBACCOUNT
------------------ ---------------- --------------------------------- ----------------------------------- ----------------
        2008 (B)         2008 (B)            2008          2007 (A)           2008             2007 (A)         2008 (B)
------------------ ---------------- ---------------- ---------------- --------------- ------------------- ----------------
     $ (310,808)           $ (10)     $ 4,708,669      $ 9,813,576       $ (44,861)         $ (520,367)      $ (628,533)
       (620,613)              (6)              --                2       1,705,528           3,383,163       (2,115,336)
     (7,918,754)            (375)              --               (1)    (21,088,588)         (3,914,906)     (24,222,679)
------------------ ---------------- ---------------- ---------------- --------------- ------------------- ----------------
     (8,850,175)            (391)       4,708,669        9,813,577     (19,427,921)         (1,052,110)     (26,966,548)
------------------ ---------------- ---------------- ---------------- --------------- ------------------- ----------------
        125,416           14,879       18,848,298       19,767,519         199,379             204,465          621,722
     28,505,246            4,867      391,137,857      358,861,707        (379,652)         15,513,481       73,206,950
         (6,825)              --         (144,491)        (120,147)        (16,072)            (18,659)         (12,042)
     (1,776,531)             (44)    (309,355,748)    (300,016,177)     (7,763,682)        (12,343,927)      (5,640,002)
------------------ ---------------- ---------------- ---------------- --------------- ------------------- ----------------
     26,847,306           19,702      100,485,916       78,492,902      (7,960,027)          3,355,360       68,176,628
------------------ ---------------- ---------------- ---------------- --------------- ------------------- ----------------
     17,997,131           19,311      105,194,585       88,306,479     (27,387,948)          2,303,250       41,210,080
             --               --      335,896,555      247,590,076      53,369,708          51,066,458               --
------------------ ---------------- ---------------- ---------------- --------------- ------------------- ----------------
   $ 17,997,131         $ 19,311    $ 441,091,140    $ 335,896,555    $ 25,981,760        $ 53,369,708     $ 41,210,080
================== ================ ================ ================ =============== =================== ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                                       MSF JENNISON
                                                 MSF FI LARGE CAP              MSF FI VALUE LEADERS          GROWTH
                                                       SUBACCOUNT                        SUBACCOUNT      SUBACCOUNT
                                   --------------------------------- --------------------------------- ---------------
                                            2008          2007 (A)            2008          2007 (A)        2008 (B)
                                   ---------------- ---------------- ---------------- ---------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $ (3,629,176)    $ (4,921,735)       $ 347,602     $ (1,577,708)     $ (771,689)
  Net realized gains (losses)        (14,455,035)      30,049,635        3,536,071       20,853,887      (1,710,483)
  Change in unrealized gains
     (losses) on investments        (138,917,819)     (13,425,498)     (77,542,269)     (13,014,576)    (25,817,754)
                                   ---------------- ---------------- ---------------- ---------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations              (157,002,030)      11,702,402      (73,658,596)       6,261,603     (28,299,926)
                                   ---------------- ---------------- ---------------- ---------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners              4,791,658        6,716,341        1,056,746        2,685,941         289,023
  Net transfers (including fixed
     account)                         (9,855,941)     (16,504,033)        (117,906)      (9,143,044)     87,925,070
  Contract charges                      (129,476)        (152,700)         (33,741)         (35,542)        (60,439)
  Transfers for contract benefits
     and terminations                (40,328,290)     (79,748,044)     (22,610,267)     (32,072,761)     (6,863,401)
                                   ---------------- ---------------- ---------------- ---------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions    (45,522,049)     (89,688,436)     (21,705,168)     (38,565,406)     81,290,253
                                   ---------------- ---------------- ---------------- ---------------- ---------------
     Net increase (decrease)
       in net assets                (202,524,079)     (77,986,034)     (95,363,764)     (32,303,803)     52,990,327
NET ASSETS:
  Beginning of period                376,455,823      454,441,857      196,125,953      228,429,756              --
                                   ---------------- ---------------- ---------------- ---------------- ---------------
  End of period                    $ 173,931,744    $ 376,455,823    $ 100,762,189    $ 196,125,953    $ 52,990,327
                                   ================ ================ ================ ================ ===============

(a) See Footnote 1 -- Organization.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period April 30, 2007 to December 31, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

           MSF LEHMAN BROTHERS                                                          MSF METLIFE     MSF METLIFE CONSERVATIVE TO
          AGGREGATE BOND INDEX    MSF METLIFE AGGRESSIVE ALLOCATION         CONSERVATIVE ALLOCATION             MODERATE ALLOCATION
                    SUBACCOUNT                           SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
--------------------------------- ---------------------------------- ---------------------------------------------- --------------
         2008      2007 (A) (D)             2008           2007 (A)           2008         2007 (A)          2008          2007 (A)
---------------- ---------------- ---------------- ------------------ --------------- -------------- --------------- --------------
  $ 5,127,410       $ (253,740)   $     (391,670)  $      (306,462)     $ (177,171)     $ (186,035)    $ (152,398)      $ (455,165)
     (137,346)          27,633            19,900           165,931        (358,759)        159,000     (1,177,646)         209,137
    1,373,510        2,242,694       (30,203,547)         (125,354)     (3,754,793)        426,328    (21,885,122)       1,085,024
---------------- ---------------- ---------------- ------------------ --------------- -------------- --------------- --------------
    6,363,574        2,016,587       (30,575,317)         (265,885)     (4,290,723)        399,293    (23,215,166)         838,996
---------------- ---------------- ---------------- ------------------ --------------- -------------- --------------- --------------
    7,011,637        1,185,789         5,462,086         2,075,862       1,006,796         807,317      4,999,651        2,610,191
   (9,762,625)     154,566,854        (2,606,692)       67,457,968      13,649,344      10,715,751      4,705,961       94,180,921
     (110,415)         (48,872)          (69,726)          (39,388)         (6,885)         (3,525)       (53,640)         (30,847)
  (21,803,188)      (3,703,986)       (5,688,662)       (1,104,707)     (3,627,058)     (1,267,333)   (12,261,330)      (6,224,092)
---------------- ---------------- ---------------- ------------------ --------------- -------------- --------------- --------------
  (24,664,591)     151,999,785        (2,902,994)       68,389,735      11,022,197      10,252,210     (2,609,358)      90,536,173
---------------- ---------------- ---------------- ------------------ --------------- -------------- --------------- --------------
  (18,301,017)     154,016,372       (33,478,311)       68,123,850       6,731,474      10,651,503    (25,824,524)      91,375,169
  154,016,372               --        77,117,339         8,993,489      17,241,806       6,590,303    102,041,214       10,666,045
---------------- ---------------- ---------------- ------------------ --------------- -------------- --------------- --------------
$ 135,715,355    $ 154,016,372    $   43,639,028   $    77,117,339    $ 23,973,280    $ 17,241,806   $ 76,216,690    $ 102,041,214
================ ================ ================ ================== =============== ============== =============== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                             MSF                                           MSF METLIFE MODERATE TO
                                     METLIFE MID CAP STOCK INDEX     MSF METLIFE MODERATE ALLOCATION         AGGRESSIVE ALLOCATION
                                                      SUBACCOUNT                          SUBACCOUNT                    SUBACCOUNT
                                  ------------------------------ ----------------------------------- -----------------------------
                                        2008          2007 (A)              2008          2007 (A)            2008        2007 (A)
                                  ------------- ---------------- ------------------ ---------------- ---------------- ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)     $   5,831       $  (26,526)   $    (1,865,325)   $  (1,888,411)   $  (2,264,924)   $ (1,690,669)
  Net realized gains (losses)        194,205          216,122         (2,747,758)         689,063       (1,237,714)      1,060,394
  Change in unrealized gains
     (losses) on investments      (2,504,793)         (41,449)      (146,964,157)       3,713,510     (165,604,362)      1,615,278
                                  ------------- ---------------- ------------------ ---------------- ---------------- ------------
     Net increase (decrease)
       in net assets resulting
       from operations            (2,304,757)         148,147       (151,577,240)       2,514,162     (169,107,000)        985,003
                                  ------------- ---------------- ------------------ ---------------- ---------------- ------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners            500,192          427,238         30,484,065       11,242,301       27,473,081      10,071,441
  Net transfers (including fixed
     account)                        928,007        2,769,330         (1,062,555)     488,457,263      (14,092,274)    457,720,264
  Contract charges                    (4,504)          (3,908)          (458,718)        (254,477)        (507,748)       (281,833)
  Transfers for contract benefits
     and terminations               (468,551)        (449,339)       (57,581,578)     (16,534,223)     (52,660,768)    (12,874,358)
                                  ------------- ---------------- ------------------ ---------------- ---------------- ------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions    955,144        2,743,321        (28,618,786)     482,910,864      (39,787,709)    454,635,514
                                  ------------- ---------------- ------------------ ---------------- ---------------- ------------
     Net increase (decrease)
       in net assets              (1,349,613)       2,891,468       (180,196,026)     485,425,026     (208,894,709)    455,620,517
NET ASSETS:
  Beginning of period              5,703,436        2,811,968        530,119,596       44,694,570      499,873,765      44,253,248
                                  ------------- ---------------- ------------------ ---------------- ---------------- ------------
  End of period                  $ 4,353,823       $5,703,436    $   349,923,570    $ 530,119,596    $ 290,979,056    $499,873,765
                                 ============== ================ ================== ================ ================ =============

(a) See Footnote 1 -- Organization.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period April 30, 2007 to December 31, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

         MSF METLIFE STOCK INDEX                MSF MFS TOTAL RETURN                  MSF MFS VALUE   MSF MORGAN STANLEY EAFE INDEX
                      SUBACCOUNT                          SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
--------------------------------- ---------------------------------- ------------------------------ -------------------------------
           2008        2007 (A)             2008          2007 (A)          2008         2007 (A)           2008          2007 (A)
------------------ -------------- ----------------- ---------------- -------------- --------------- --------------- ---------------
  $   3,903,640    $ (4,113,268)   $   16,414,038     $  4,985,842      $ 159,429    $ (1,606,711)    $ 2,005,623       $ (221,247)
      6,818,391         440,355        39,935,543       48,290,831      3,231,319       3,342,854        (658,454)         (32,906)
   (234,453,075)       (534,366)     (269,876,523)     (24,200,463)   (36,694,100)      3,387,936     (56,104,443)      (1,730,598)
------------------ -------------- ----------------- ---------------- -------------- --------------- --------------- ---------------
   (223,731,044)     (4,207,279)     (213,526,942)      29,076,210    (33,303,352)      5,124,079     (54,757,274)      (1,984,751)
------------------ -------------- ----------------- ---------------- -------------- --------------- --------------- ---------------
     31,336,147      21,096,139        18,543,406       22,496,417      2,820,416       3,333,863       5,909,368          880,531
    (15,863,917)    642,499,303       (53,485,899)      (5,382,148)     9,352,956      12,402,651      (5,869,050)     141,579,559
       (519,423)       (542,658)         (361,212)        (380,626)       (27,637)        (23,686)        (68,004)         (40,369)
    (52,834,989)    (46,417,429)     (126,932,204)    (144,542,650)    (9,595,401)    (12,165,860)    (13,804,908)      (2,831,675)
------------------ -------------- ----------------- ---------------- -------------- --------------- --------------- ---------------
    (37,882,182)    616,635,355      (162,235,909)    (127,809,007)     2,550,334       3,546,968     (13,832,594)     139,588,046
------------------ -------------- ----------------- ---------------- -------------- --------------- --------------- ---------------
   (261,613,226)    612,428,076      (375,762,851)     (98,732,797)   (30,753,018)      8,671,047     (68,589,868)     137,603,295
    615,919,014       3,490,938     1,001,081,924    1,099,814,721     95,032,956      86,361,909     137,682,866           79,571
------------------ -------------- ----------------- ---------------- -------------- --------------- --------------- ---------------
  $ 354,305,788    $615,919,014    $  625,319,073   $1,001,081,924   $ 64,279,938    $ 95,032,956    $ 69,092,998    $ 137,682,866
================== ============== ================= ================ ============== =============== =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                      MSF NEUBERGER BERMAN MID CAP
                                                             VALUE     MSF OPPENHEIMER GLOBAL EQUITY        MSF RUSSELL 2000 INDEX
                                                        SUBACCOUNT                        SUBACCOUNT                    SUBACCOUNT
                                   ---------------------------------- --------------------------------- -------------- -----------
                                           2008        2007 (A) (C)          2008            2007 (A)          2008   2007 (A) (C)
                                   --------------- ----------------- --------------- ------------------ ------------- -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $ (195,294)     $   (424,819)   $  2,727,978    $    (2,467,141)   $    185,873    $ (286,129)
  Net realized gains (losses)        (1,517,733)         (259,937)      2,873,384         15,326,055       2,774,662       (78,085)
  Change in unrealized gains
     (losses) on investments        (12,349,170)       (2,119,938)   (227,361,542)        13,829,011     (49,989,694)   (1,139,554)
                                   --------------- ----------------- --------------- ------------------ ------------- ------------
     Net increase (decrease)
       in net assets resulting
       from operations              (14,062,197)       (2,804,694)   (221,760,180)        26,687,925     (47,029,159)   (1,503,768)
                                   --------------- ----------------- --------------- ------------------ ------------- ------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                17,195            17,338      15,812,281         21,051,843       6,179,495       976,041
  Net transfers (including fixed
     account)                        (1,432,913)       39,611,085      (9,902,172)        22,589,398      (4,089,244)  151,547,064
  Contract charges                       (4,868)           (5,222)       (231,757)          (260,090)        (89,790)      (49,318)
  Transfers for contract benefits
     and terminations                (3,869,399)       (3,499,769)    (45,357,256)       (62,706,352)    (14,208,155)   (4,440,823)
                                   --------------- ----------------- --------------- ------------------ ------------- ------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions    (5,289,985)       36,123,432     (39,678,904)       (19,325,201)    (12,207,694)  148,032,964
                                   --------------- ----------------- --------------- ------------------ ------------- ------------
     Net increase (decrease)
       in net assets                (19,352,182)       33,318,738    (261,439,084)         7,362,724     (59,236,853)  146,529,196
NET ASSETS:
  Beginning of period                33,318,738                --     557,280,094        549,917,370     146,529,196            --
                                   --------------- ----------------- --------------- ------------------ ------------- ------------
  End of period                    $ 13,966,556      $ 33,318,738    $295,841,010    $   557,280,094    $ 87,292,343  $146,529,196
                                   =============== ================= =============== ================== ============= ============

(a) See Footnote 1 -- Organization.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period April 30, 2007 to December 31, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                                    MSF T. ROWE
 MSF T. ROWE PRICE LARGE CAP    PRICE SMALL CAP    MSF WESTERN ASSET MANAGEMENT      MSF WESTERN ASSET MANAGEMENT
                      GROWTH             GROWTH    STRATEGIC BOND OPPORTUNITIES                   U.S. GOVERNMENT
                  SUBACCOUNT         SUBACCOUNT                      SUBACCOUNT                        SUBACCOUNT
------------------------------- ------------------ ------------------------------- ---------------------------------
        2008         2007 (A)           2008 (B)          2008          2007 (A)            2008          2007 (A)
--------------- --------------- ------------------ -------------- ---------------- ---------------- ----------------
  $ (781,717)   $ (1,080,401)        $ (911,596)     $ 255,680        $ 148,972      $ 3,296,353      $ 2,063,317
   1,304,205       2,860,901         (1,494,596)       (43,621)         135,593           49,847        1,108,861
 (31,653,779)      3,809,121        (33,942,023)    (1,649,036)         (24,191)      (7,436,714)         989,098
--------------- --------------- ------------------ -------------- ---------------- ---------------- ----------------
 (31,131,291)      5,589,621        (36,348,215)    (1,436,977)         260,374       (4,090,514)       4,161,276
--------------- --------------- ------------------ -------------- ---------------- ---------------- ----------------
     712,242         896,268          3,362,652        105,039          101,750        5,061,107        6,414,002
   5,428,813       1,257,824        111,767,249        658,850          407,692      104,528,429        5,240,686
     (26,154)        (25,763)           (67,168)        (3,614)          (3,565)        (120,736)         (74,397)
  (9,263,104)    (11,803,271)        (9,655,575)    (1,555,245)      (2,112,900)     (31,187,228)     (25,477,261)
--------------- --------------- ------------------ -------------- ---------------- ---------------- ----------------
  (3,148,203)     (9,674,942)       105,407,158       (794,970)      (1,607,023)      78,281,572      (13,896,970)
--------------- --------------- ------------------ -------------- ---------------- ---------------- ----------------
 (34,279,494)     (4,085,321)        69,058,943     (2,231,947)      (1,346,649)      74,191,058       (9,735,694)
  73,516,561      77,601,882                 --      9,169,920       10,516,569      135,725,343      145,461,037
--------------- --------------- ------------------ -------------- ---------------- ---------------- ----------------
$ 39,237,067    $ 73,516,561       $ 69,058,943    $ 6,937,973      $ 9,169,920    $ 209,916,401    $ 135,725,343
=============== =============== ================== ============== ================ ================ ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                         PIMCO VIT TOTAL RETURN                PIONEER VCT BOND        PIONEER VCT CULLEN VALUE
                                                     SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                   ------------------------------- ------------------------------- -------------------------------
                                           2008         2007 (A)           2008         2007 (A)           2008         2007 (A)
                                   --------------- --------------- --------------- --------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)     $ 11,100,876    $ 12,653,928       $ 798,259        $ 83,121       $ (86,435)     $ (182,357)
  Net realized gains (losses)         8,679,706      (1,172,403)       (348,052)          8,919        (435,026)        221,586
  Change in unrealized gains
     (losses) on investments         (8,519,532)     15,924,209      (1,381,462)        148,874      (6,255,903)        616,340
                                   --------------- --------------- --------------- --------------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations               11,261,050      27,405,734        (931,255)        240,914      (6,777,364)        655,569
                                   --------------- --------------- --------------- --------------- --------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners             5,974,062       5,881,201         743,721          30,857         438,120       3,557,207
  Net transfers (including fixed
     account)                        10,632,136       8,463,492       5,195,315      21,366,067         903,243       1,999,936
  Contract charges                      (91,825)        (79,401)         (7,876)             (8)         (4,536)         (3,349)
  Transfers for contract benefits
     and terminations               (63,810,257)    (59,230,246)     (2,871,592)       (261,240)     (1,725,616)       (495,104)
                                   --------------- --------------- --------------- --------------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions   (47,295,884)    (44,964,954)      3,059,568      21,135,676        (388,789)      5,058,690
                                   --------------- --------------- --------------- --------------- --------------- ---------------
     Net increase (decrease)
       in net assets                (36,034,834)    (17,559,220)      2,128,313      21,376,590      (7,166,153)      5,714,259
NET ASSETS:
  Beginning of period               416,057,057     433,616,277      21,376,590              --      19,730,517      14,016,258
                                   --------------- --------------- --------------- --------------- --------------- ---------------
  End of period                    $380,022,223    $416,057,057    $ 23,504,903    $ 21,376,590    $ 12,564,364    $ 19,730,517
                                   =============== =============== =============== =============== =============== ===============

(a) See Footnote 1 -- Organization.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period April 30, 2007 to December 31, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

PIONEER VCT EMERGING MARKETS       PIONEER VCT EQUITY INCOME                PIONEER VCT FUND    PIONEER VCT GLOBAL HIGH YIELD
                  SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT
------------------------------- ------------------------------- ------------------------------- --------------------------------
        2008         2007 (A)           2008         2007 (A)           2008         2007 (A)          2008           2007 (A)
--------------- --------------- --------------- --------------- --------------- --------------- -------------- -----------------
  $ (480,087)     $ (484,607)      $ 199,856       $ 167,316      $ (168,830)     $ (350,096)   $ 1,207,702         $ 862,392
   4,292,822       5,366,067       1,464,623       2,119,523       1,419,780       1,699,736       (690,202)          209,809
 (24,224,720)      5,457,145     (11,870,333)     (2,869,941)    (18,308,776)       (208,826)    (5,782,552)       (1,163,763)
--------------- --------------- --------------- --------------- --------------- --------------- -------------- -----------------
 (20,411,985)     10,338,605     (10,205,854)       (583,102)    (17,057,826)      1,140,814     (5,265,052)          (91,562)
--------------- --------------- --------------- --------------- --------------- --------------- -------------- -----------------
     975,687       3,034,709         619,549       3,537,772         678,369       1,396,843      1,567,044         3,661,204
  (2,200,952)        629,957      (2,892,677)       (112,854)     (1,026,717)     15,651,386       (519,617)        1,532,927
      (9,643)         (8,663)         (9,368)         (9,282)        (14,901)        (10,245)        (3,640)           (2,349)
  (1,658,953)     (1,637,188)     (2,825,967)     (2,200,315)     (7,669,370)     (3,466,495)    (1,266,477)         (942,404)
--------------- --------------- --------------- --------------- --------------- --------------- -------------- -----------------
  (2,893,861)      2,018,815      (5,108,463)      1,215,321      (8,032,619)     13,571,489       (222,690)        4,249,378
--------------- --------------- --------------- --------------- --------------- --------------- -------------- -----------------
 (23,305,846)     12,357,420     (15,314,317)        632,219     (25,090,445)     14,712,303     (5,487,742)        4,157,816
  37,020,827      24,663,407      36,147,512      35,515,293      53,896,618      39,184,315     14,980,645        10,822,829
--------------- --------------- --------------- --------------- --------------- --------------- -------------- -----------------
$ 13,714,981    $ 37,020,827    $ 20,833,195    $ 36,147,512    $ 28,806,173    $ 53,896,618    $ 9,492,903      $ 14,980,645
=============== =============== =============== =============== =============== =============== ============== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                    PIONEER VCT                       PIONEER VCT
                                       PIONEER VCT HIGH YIELD    IBBOTSON AGGRESSIVE ALLOCATION        IBBOTSON GROWTH ALLOCATION
                                                   SUBACCOUNT                        SUBACCOUNT                        SUBACCOUNT
                                  ------------------------------ --------------------------------- -------------------------------
                                         2008         2007 (A)          2008            2007 (A)            2008          2007 (A)
                                  -------------- --------------- -------------- ------------------ ---------------- --------------
INCREASE (DECREASE) IN NET
ASSETS:
FROM OPERATIONS:

  Net investment income (loss)    $ 2,035,056     $ 1,451,443      $ (38,032)         $ (95,019)       $ (31,263)    $ (2,631,400)
  Net realized gains (losses)      (1,236,125)        262,812        505,695            473,709       12,737,572        4,566,742
  Change in unrealized gains
     (losses) on investments      (13,840,996)        (38,166)    (5,849,022)           (72,109)    (117,209,186)       2,831,639
                                  -------------- --------------- -------------- ------------------ ---------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations            (13,042,065)      1,676,089     (5,381,359)           306,581     (104,502,877)       4,766,981
                                  -------------- --------------- -------------- ------------------ ---------------- --------------
CONTRACT TRANSACTIONS:

  Purchase payments received
     from contract owners           1,427,713       3,254,344      1,335,496          2,056,047       47,247,566       90,270,197
  Net transfers (including fixed
      account)                       (795,928)     (5,857,246)       165,148             54,479       (5,405,441)      17,568,405
  Contract charges                    (10,249)         (9,989)        (4,960)            (3,784)         (90,460)         (45,622)
  Transfers for contract benefits
     and terminations              (3,747,304)     (4,668,157)      (768,532)          (338,870)      (7,446,571)      (5,808,843)
                                  -------------- --------------- -------------- ------------------ ---------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions  (3,125,768)     (7,281,048)       727,152          1,767,872       34,305,094      101,984,137
                                  -------------- --------------- -------------- ------------------ ---------------- --------------
     Net increase (decrease)
        in net assets             (16,167,833)     (5,604,959)    (4,654,207)         2,074,453      (70,197,783)     106,751,118
NET ASSETS:
  Beginning of period              42,151,710      47,756,669     12,624,697         10,550,244      254,649,449      147,898,331
                                  -------------- --------------- -------------- ------------------ ---------------- --------------
  End of period                   $25,983,877    $ 42,151,710    $ 7,970,490       $ 12,624,697    $ 184,451,666    $ 254,649,449
                                  ============== =============== ============== ================== ================ ==============

(a) See Footnote 1 -- Organization.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period April 30, 2007 to December 31, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                   PIONEER VCT
  IBBOTSON MODERATE ALLOCATION           PIONEER VCT INDEPENDENCE    PIONEER VCT INTERNATIONAL VALUE       PIONEER VCT MID CAP VALUE
                    SUBACCOUNT                         SUBACCOUNT                         SUBACCOUNT                      SUBACCOUNT
--------------------------------- ------------------------------- ---------------------------------- -------------------------------
         2008          2007 (A)          2008          2007 (A)          2008             2007 (A)           2008         2007 (A)
---------------- ---------------- -------------- --------------- -------------- ------------------- --------------- ---------------
  $ 1,030,401     $ (1,409,895)    $ (106,594)      $ (148,050)     $ (68,882)         $ (232,547)     $ (508,471)     $ (892,245)
    4,764,891        2,253,772       (125,759)         240,091        150,913           1,153,854          47,971       7,399,685
  (57,555,464)       2,634,302     (3,500,847)         304,579     (6,719,759)            509,194     (23,144,446)     (4,191,294)
---------------- ---------------- -------------- ---------------- -------------- ------------------- --------------- ---------------
  (51,760,172)       3,478,179     (3,733,200)         396,620     (6,637,728)          1,430,501     (23,604,946)      2,316,146
---------------- ---------------- -------------- ---------------- -------------- ------------------- --------------- ---------------
   17,255,667       37,967,814         90,115          853,799        601,618           1,993,790         735,787       2,949,772
   (2,444,515)      16,104,506       (504,783)          46,464     (2,585,530)            492,637      (5,318,844)      4,855,330
      (36,834)         (24,555)        (1,807)          (1,894)        (3,419)             (3,038)        (22,584)        (22,383)
   (9,086,408)      (5,302,004)      (424,452)        (597,604)      (931,459)           (633,024)     (5,815,701)     (4,928,979)
---------------- ---------------- -------------- ---------------- -------------- ------------------- --------------- ---------------
    5,687,910       48,745,761       (840,927)         300,765     (2,918,790)          1,850,365     (10,421,342)      2,853,740
---------------- ---------------- -------------- ---------------- -------------- ------------------- --------------- ---------------
  (46,072,262)      52,223,940     (4,574,127)         697,385     (9,556,518)          3,280,866     (34,026,288)      5,169,886
  149,880,953       97,657,013      8,014,415        7,317,030     16,246,934          12,966,068      74,924,012      69,754,126
---------------- ---------------- -------------- ---------------- -------------- ------------------- --------------- ---------------
$ 103,808,691    $ 149,880,953    $ 3,440,288      $ 8,014,415    $ 6,690,416        $ 16,246,934    $ 40,897,724    $ 74,924,012
================ ================ ============== ================ ============== =================== =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                         PIONEER VCT OAK RIDGE
                                              LARGE CAP GROWTH    PIONEER VCT REAL ESTATE SHARES    PIONEER VCT SMALL CAP VALUE
                                                    SUBACCOUNT                        SUBACCOUNT                     SUBACCOUNT
                                   ------------------------------ --------------------------------- ------------------------------
                                          2008         2007 (A)           2008           2007 (A)          2008         2007 (A)
                                   -------------- --------------- --------------- ----------------- -------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $ (177,231)     $ (257,302)      $ 321,642         $ 160,177     $ (212,032)     $ (264,940)
  Net realized gains (losses)          291,945         399,036       3,107,876         3,284,068        812,576       4,479,693
  Change in unrealized gains
     (losses) on investments        (5,659,303)        712,429     (10,249,558)       (8,618,842)    (6,642,843)     (5,903,053)
                                   -------------- --------------- --------------- ----------------- -------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations              (5,544,589)        854,163      (6,820,040)       (5,174,597)    (6,042,299)     (1,688,300)
                                   -------------- --------------- --------------- ----------------- -------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners              294,211         767,232         442,004         2,901,067        302,747       1,442,828
  Net transfers (including fixed
     account)                         (393,272)        (94,693)       (513,209)       (4,531,202)      (997,983)     (1,028,060)
  Contract charges                      (3,103)         (2,884)         (6,924)           (6,820)        (4,394)         (4,610)
  Transfers for contract benefits
     and terminations               (1,077,634)       (861,123)     (1,455,139)       (1,238,101)    (1,518,936)     (1,142,656)
                                   -------------- --------------- --------------- ----------------- -------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions   (1,179,798)       (191,468)     (1,533,268)       (2,875,056)    (2,218,566)       (732,498)
                                   -------------- --------------- --------------- ----------------- -------------- ---------------
     Net increase (decrease)
       in net assets                (6,724,387)        662,695      (8,353,308)       (8,049,653)    (8,260,865)     (2,420,798)
NET ASSETS:
  Beginning of period               14,694,257      14,031,562      18,378,703        26,428,356     17,063,039      19,483,837
                                   -------------- --------------- --------------- ----------------- -------------- ---------------
  End of period                    $ 7,969,870    $ 14,694,257    $ 10,025,395      $ 18,378,703    $ 8,802,174    $ 17,063,039
                                   ============== =============== =============== ================= ============== ===============

(a) See Footnote 1 -- Organization.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period April 30, 2007 to December 31, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

PIONEER VCT STRATEGIC INCOME             UIF CAPITAL GROWTH      UIF CORE PLUS FIXED INCOME           UIF EQUITY AND INCOME
                  SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
------------------------------- ------------------------------ ------------------------------- -------------------------------
        2008         2007 (A)          2008         2007 (A)           2008         2007 (A)           2008         2007 (A)
--------------- --------------- -------------- --------------- --------------- --------------- --------------- ---------------
 $ 2,437,556     $ 1,601,401     $ (185,720)     $ (275,524)      $ 458,396       $ 302,987     $ 1,416,789       $ 410,181
  (1,191,436)        225,713        534,764         683,631        (552,837)         (8,283)      3,480,143       9,143,208
  (8,456,601)        245,720     (7,581,642)      2,423,690      (2,368,464)        316,616     (57,249,024)     (5,391,506)
--------------- --------------- -------------- --------------- --------------- --------------- --------------- ---------------
  (7,210,481)      2,072,834     (7,232,598)      2,831,797      (2,462,905)        611,320     (52,352,092)      4,161,883
--------------- --------------- -------------- --------------- --------------- --------------- --------------- ---------------
   3,071,133       5,430,730          5,621          24,461          24,797          72,263       1,660,758       5,602,919
     577,452         337,052       (876,321)        703,837      (1,484,288)      2,572,056     (17,530,258)      9,751,408
     (14,162)        (12,470)        (2,386)         (2,330)         (1,794)         (1,522)        (57,742)        (56,341)
  (5,709,690)     (3,843,588)    (2,211,770)     (1,581,037)     (2,144,892)     (1,260,282)    (23,832,898)    (21,626,325)
--------------- --------------- -------------- --------------- --------------- --------------- --------------- ---------------
  (2,075,267)      1,911,724     (3,084,856)       (855,069)     (3,606,177)      1,382,515     (39,760,140)     (6,328,339)
--------------- --------------- -------------- --------------- --------------- --------------- --------------- ---------------
  (9,285,748)      3,984,558    (10,317,454)      1,976,728      (6,069,082)      1,993,835     (92,112,232)     (2,166,456)
  50,944,415      46,959,857     16,896,083      14,919,355      20,969,477      18,975,642     234,822,562     236,989,018
--------------- --------------- -------------- --------------- --------------- --------------- --------------- ---------------
$ 41,658,667    $ 50,944,415    $ 6,578,629    $ 16,896,083    $ 14,900,395    $ 20,969,477    $142,710,330    $234,822,562
=============== =============== ============== =============== =============== =============== =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                    UIF SMALL COMPANY GROWTH    UIF U.S. REAL ESTATE SECURITIES                       UIF VALUE
                                                  SUBACCOUNT                         SUBACCOUNT                      SUBACCOUNT
                                   ---------------------------- ---------------------------------- -------------------------------
                                         2008        2007 (A)           2008            2007 (A)           2008         2007 (A)
                                   ------------- -------------- --------------- ------------------ --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)     $ (126,673)    $ (199,261)      $ 485,615         $ (203,278)      $ 265,532        $ 62,379
  Net realized gains (losses)         421,134      1,144,739       1,451,537          4,072,362       1,560,266       2,631,309
  Change in unrealized gains
     (losses) on investments       (3,384,971)      (832,728)    (12,937,822)       (12,213,599)     (8,736,252)     (3,642,594)
                                   ------------- -------------- --------------- ------------------ --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations             (3,090,510)       112,750     (11,000,670)        (8,344,515)     (6,910,454)       (948,906)
                                   ------------- -------------- --------------- ------------------ --------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners              11,179         25,245         320,530          1,790,003          31,581          47,778
  Net transfers (including fixed
     account)                        (729,000)      (390,393)     (1,348,044)         2,334,796      (1,727,425)       (977,256)
  Contract charges                       (930)          (920)        (12,650)           (14,462)         (3,226)         (3,693)
  Transfers for contract benefits
     and terminations                (566,913)      (970,548)     (3,809,362)        (4,199,856)     (2,663,487)     (4,254,027)
                                   ------------- -------------- --------------- ------------------ --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions  (1,285,664)    (1,336,616)     (4,849,526)           (89,519)     (4,362,557)     (5,187,198)
                                   ------------- -------------- --------------- ------------------ --------------- ---------------
     Net increase (decrease)
       in net assets               (4,376,174)    (1,223,866)    (15,850,196)        (8,434,034)    (11,273,011)     (6,136,104)
NET ASSETS:
  Beginning of period               8,371,677      9,595,543      33,106,666         41,540,700      21,690,955      27,827,059
                                   ------------- -------------- --------------- ------------------ --------------- ---------------
  End of period                   $ 3,995,503    $ 8,371,677    $ 17,256,470       $ 33,106,666    $ 10,417,944    $ 21,690,955
                                  ============== ============== =============== ================== =============== ===============

(a) See Footnote 1 -- Organization.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period April 30, 2007 to December 31, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

VAN KAMPEN LIT CAPITAL GROWTH           VAN KAMPEN LIT COMSTOCK      VAN KAMPEN LIT ENTERPRISE       VAN KAMPEN LIT GOVERNMENT
                   SUBACCOUNT                        SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
-------------------------------- --------------------------------- ------------------------------ -------------------------------
        2008          2007 (A)            2008          2007 (A)          2008         2007 (A)           2008         2007 (A)
--------------- ---------------- ---------------- ---------------- -------------- --------------- --------------- ---------------
  $ (550,989)    $ (2,067,164)     $ 2,237,918       $ (330,079)     $ (70,846)     $ (191,163)    $ 1,136,523     $ 1,198,027
  (9,258,760)      (2,197,133)      10,923,226       23,183,831       (406,326)       (134,725)       (379,206)        (65,335)
  (7,263,071)      22,258,369     (156,224,265)     (39,603,403)    (4,779,612)      1,834,543        (960,412)      1,053,848
--------------- ---------------- ---------------- ---------------- -------------- --------------- --------------- ---------------
 (17,072,820)      17,994,072     (143,063,121)     (16,749,651)    (5,256,784)      1,508,655        (203,095)      2,186,540
--------------- ---------------- ---------------- ---------------- -------------- --------------- --------------- ---------------
     277,391        1,199,887        2,799,139        6,786,315         20,260          45,851          69,750          41,328
 (94,163,371)      (6,377,035)     (24,212,232)     (13,292,516)      (574,841)       (395,937)        657,329       3,980,798
      (6,467)         (70,178)        (136,955)        (154,685)        (2,980)         (3,176)         (6,028)         (5,654)
  (7,230,653)     (14,676,878)     (43,693,292)     (44,399,463)    (1,672,417)     (2,180,621)     (8,167,048)     (4,780,831)
--------------- ---------------- ---------------- ---------------- -------------- --------------- --------------- ---------------
(101,123,100)     (19,924,204)     (65,243,340)     (51,060,349)    (2,229,978)     (2,533,883)     (7,445,997)       (764,359)
--------------- ---------------- ---------------- ---------------- -------------- --------------- --------------- ---------------
(118,195,920)      (1,930,132)    (208,306,461)     (67,810,000)    (7,486,762)     (1,025,228)     (7,649,092)      1,422,181
 129,155,686      131,085,818      429,298,605      497,108,605     13,427,881      14,453,109      43,498,316      42,076,135
--------------- ---------------- ---------------- ---------------- -------------- --------------- --------------- ---------------
$ 10,959,766    $ 129,155,686    $ 220,992,144    $ 429,298,605    $ 5,941,119    $ 13,427,881    $ 35,849,224    $ 43,498,316
=============== ================ ================ ================ ============== =============== =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                       VAN KAMPEN                   WELLS FARGO VT
                                            LIT GROWTH AND INCOME    ADVANTAGE SMALL/MID CAP VALUE
                                                       SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------- --------------------------------
                                            2008          2007 (A)          2008           2007 (A)
                                   ---------------- ---------------- -------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $ 592,793       $ (612,033)     $ (64,758)        $ (99,847)
  Net realized gains (losses)          8,310,789       20,281,921        681,398         1,514,825
  Change in unrealized gains
     (losses) on investments         (86,630,042)     (16,369,299)    (2,896,130)       (1,515,027)
                                   ---------------- ---------------- -------------- -----------------
     Net increase (decrease)
       in net assets resulting
       from operations               (77,726,460)       3,300,589     (2,279,490)         (100,049)
                                   ---------------- ---------------- -------------- -----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                999,977        2,599,404        116,452           183,790
  Net transfers (including fixed
     account)                        (16,646,151)      (5,031,424)        71,884          (423,345)
  Contract charges                       (78,202)         (85,178)          (690)             (737)
  Transfers for contract benefits
     and terminations                (29,099,613)     (28,960,043)      (867,208)       (1,580,620)
                                   ---------------- ---------------- -------------- -----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions    (44,823,989)     (31,477,241)      (679,562)       (1,820,912)
                                   ---------------- ---------------- -------------- -----------------
     Net increase (decrease)
       in net assets                (122,550,449)     (28,176,652)    (2,959,052)       (1,920,961)
NET ASSETS:
  Beginning of period                260,145,192      288,321,844      5,618,575         7,539,536
                                   ---------------- ---------------- -------------- -----------------
  End of period                    $ 137,594,743    $ 260,145,192    $ 2,659,523       $ 5,618,575
                                   ================ ================ ============== =================

(a) See Footnote 1 -- Organization.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period April 30, 2007 to December 31, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account"), a separate account of MetLife Insurance Company of Connecticut (the "Company"), was established by the Company's Board of Directors on November 14, 2002 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Connecticut Department of Insurance.

On December 8, 2008, pursuant to a resolution by the Board of Directors of MetLife Insurance Company of Connecticut, the Company combined twenty-three registered variable annuity separate accounts with and into the Separate Account (the "Combination"). Since this was a transaction among entities under common control, it was accounted for in a manner similar to a pooling of interests and reflected in the financial statements as occurring on January 1, 2008. The financial statements and financial information for prior years have been recast in order to provide comparative information. The Combination was a tax-free transaction and there were no changes in the Company's obligations or the rights and benefits of any contract owners under the Contracts of each separate account pre or post Combination. The table below lists the separate accounts that combined with and into the Separate Account:

MetLife of CT Fund ABD for Variable Annuities
MetLife of CT Fund ABD II for Variable Annuities
MetLife of CT Fund BD for Variable Annuities
MetLife of CT Fund BD II for Variable Annuities
MetLife of CT Fund BD III for Variable Annuities
MetLife of CT Fund BD IV for Variable Annuities
MetLife of CT Separate Account Five for Variable
Annuities
MetLife of CT Separate Account Six for Variable
Annuities
MetLife of CT Separate Account Seven for Variable
Annuities
MetLife of CT Separate Account Eight for Variable
Annuities
MetLife of CT Separate Account Nine for Variable
Annuities
MetLife of CT Separate Account Ten for Variable
Annuities
MetLife of CT Separate Account Twelve for Variable
Annuities

MetLife of CT Separate Account Thirteen for Variable
Annuities
MetLife of CT Separate Account Fourteen for Variable
Annuities
MetLife of CT Separate Account PF for Variable
Annuities
MetLife of CT Separate Account PF II for Variable
Annuities
MetLife of CT Separate Account TM for Variable
Annuities
MetLife of CT Separate Account TM II for Variable
Annuities
MetLife Insurance Company of Connecticut Variable
Annuity Separate Account 2002
MetLife Life and Annuity Company of Connecticut
Variable Annuity Separate Account 2002
MetLife of CT Fund U for Variable Annuities
MetLife of CT Separate Account QP for Variable
Annuities

Each Subaccount of the aforementioned separate accounts has been combined with the Subaccounts of the Separate Account or added as an additional Subaccount if a corresponding Subaccount did not already exist.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds ("AIM V.I.")
The Alger American Fund ("Alger American")
AllianceBernstein Variable Products Series Fund, Inc. ("AllianceBernstein") American Funds Insurance Series ("American Funds")
Credit Suisse Trust
Delaware VIP Trust ("Delaware VIP")
Dreyfus Investment Portfolios ("Dreyfus")

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

1. ORGANIZATION -- (CONTINUED)

DWS Variable Series I ("DWSI")
DWS Variable Series II ("DWSII")
Fidelity Variable Insurance Products ("Fidelity VIP")
Franklin Templeton Variable Insurance Products Trust ("FTVIPT")
Janus Aspen Series ("Janus Aspen")
Legg Mason Partners Variable Equity Trust ("LMPVET")
Legg Mason Partners Variable Income Trust ("LMPVIT")
Met Investors Series Trust ("MIST")*
Morgan Stanley Variable Investment Series ("Morgan Stanley")
Metropolitan Series Fund, Inc. ("MSF")*
PIMCO Variable Insurance Trust ("PIMCO VIT")
Pioneer Variable Contracts Trust ("Pioneer VCT")
The Universal Institutional Funds, Inc. ("UIF")
Van Kampen Life Investment Trust ("Van Kampen LIT")
Wells Fargo Variable Trust ("Wells Fargo VT")

* See Note 3 for discussion of additional information on related party transactions.

The assets of each of the Subaccounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts were available for investment as of December 31, 2008:

AIM V.I. Utilities Subaccount
Alger American Capital Appreciation Subaccount
AllianceBernstein Global Technology Subaccount
American Funds Bond Subaccount (a)
American Funds Global Growth Subaccount
American Funds Global Small Capitalization Subaccount (a)
American Funds Growth Subaccount
American Funds Growth-Income Subaccount
Credit Suisse Trust Global Small Cap Subaccount
Delaware VIP Small Cap Value Subaccount
Dreyfus Socially Responsible Growth Subaccount
DWSI Capital Growth Subaccount
DWSI Global Opportunities Subaccount
DWSI Health Care Subaccount
DWSII Dreman Small Mid Cap Value Subaccount
DWSII Government & Agency Securities Subaccount
DWSII Conservative Allocation Subaccount
DWSII Global Thematic Subaccount
DWSII Growth Allocation Subaccount
DWSII Moderate Allocation Subaccount
DWSII Technology Subaccount
Fidelity VIP Contrafund Subaccount**
Fidelity VIP Dynamic Capital Appreciation Subaccount
Fidelity VIP Equity-Income Subaccount**

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

1. ORGANIZATION -- (CONTINUED)

Fidelity VIP High Income Subaccount
Fidelity VIP Mid Cap Subaccount
FTVIPT Mutual Shares Securities Subaccount
FTVIPT Franklin Income Securities Subaccount
FTVIPT Franklin Rising Dividends Securities Subaccount
FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount
FTVIPT Templeton Developing Markets Securities Subaccount
FTVIPT Templeton Foreign Securities Subaccount
FTVIPT Templeton Growth Securities Subaccount**
Janus Aspen Forty Subaccount
Janus Aspen Global Life Sciences Subaccount
Janus Aspen Global Technology Subaccount
Janus Aspen International Growth Subaccount
Janus Aspen Mid Cap Growth Subaccount
Janus Aspen Mid Cap Value Subaccount
Janus Aspen Worldwide Growth Subaccount
LMPVET Aggressive Growth Subaccount**
LMPVET Appreciation Subaccount**
LMPVET Capital and Income Subaccount**
LMPVET Capital Subaccount
LMPVET Dividend Strategy Subaccount
LMPVET Equity Index Subaccount**
LMPVET Fundamental Value Subaccount
LMPVET Global Equity Subaccount
LMPVET International All Cap Opportunity Subaccount
LMPVET Investors Subaccount
LMPVET Large Cap Growth Subaccount
LMPVET Lifestyle Allocation 50% Subaccount
LMPVET Lifestyle Allocation 70% Subaccount
LMPVET Lifestyle Allocation 85% Subaccount
LMPVET Mid Cap Core Subaccount
LMPVET Small Cap Growth Subaccount
LMPVET Social Awareness Subaccount
LMPVIT Adjustable Rate Income Subaccount
LMPVIT Diversified Strategic Income Subaccount
LMPVIT Global High Yield Bond Subaccount
LMPVIT High Income Subaccount
LMPVIT Money Market Subaccount
LMPVIT Strategic Bond Subaccount
MIST American Funds Balanced Allocation Subaccount (a)
MIST American Funds Growth Allocation Subaccount (a)
MIST American Funds Moderate Allocation Subaccount (a)
MIST Batterymarch Growth and Income Subaccount
MIST BlackRock High Yield Subaccount
MIST BlackRock Large Cap Core Subaccount**
MIST Clarion Global Real Estate Subaccount**
MIST Dreman Small Cap Value Subaccount
MIST Harris Oakmark International Subaccount
MIST Janus Forty Subaccount

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

1. ORGANIZATION -- (CONTINUED)

MIST Lazard Mid Cap Subaccount
MIST Legg Mason Partners Aggressive Growth Subaccount (a)
MIST Legg Mason Partners Managed Assets Subaccount
MIST Legg Mason Value Equity Subaccount
MIST Loomis Sayles Global Markets Subaccount
MIST Lord Abbett Bond Debenture Subaccount
MIST Lord Abbett Growth and Income Subaccount
MIST Lord Abbett Mid Cap Value Subaccount
MIST Met/AIM Capital Appreciation Subaccount**
MIST Met/AIM Small Cap Growth Subaccount
MIST Met/Franklin Mutual Shares Subaccount (a)
MIST MFS Emerging Markets Equity Subaccount**
MIST MFS Research International Subaccount
MIST Oppenheimer Capital Appreciation Subaccount**
MIST PIMCO Inflation Protected Bond Subaccount**
MIST PIMCO Total Return Subaccount
MIST Pioneer Fund Subaccount
MIST Pioneer Strategic Income Subaccount
MIST SSgA Growth and Income ETF Subaccount
MIST SSgA Growth ETF Subaccount
MIST T. Rowe Price Mid Cap Growth Subaccount (a)
MIST Third Avenue Small Cap Value Subaccount
MIST Turner Mid Cap Growth Subaccount (a)
MIST Van Kampen Mid Cap Growth Subaccount**
MIST Van Kampen Comstock Subaccount
Morgan Stanley Capital Opportunities Subaccount
Morgan Stanley Dividend Growth Subaccount
Morgan Stanley S&P 500 Index Subaccount
MSF BlackRock Aggressive Growth Subaccount
MSF BlackRock Bond Income Subaccount**
MSF BlackRock Diversified Subaccount**
MSF BlackRock Large Cap Value Subaccount (a)
MSF BlackRock Legacy Large Cap Growth Subaccount (a)
MSF BlackRock Money Market Subaccount**
MSF Capital Guardian U.S. Equity Subaccount **
MSF Davis Venture Value Subaccount** (a)
MSF FI Large Cap Subaccount
MSF FI Value Leaders Subaccount**
MSF Jennison Growth Subaccount** (a)
MSF Lehman Brothers Aggregate Bond Index Subaccount
MSF MetLife Aggressive Allocation Subaccount
MSF MetLife Conservative Allocation Subaccount
MSF MetLife Conservative to Moderate Allocation Subaccount
MSF MetLife Mid Cap Stock Index Subaccount
MSF MetLife Moderate Allocation Subaccount
MSF MetLife Moderate to Aggressive Allocation Subaccount
MSF MetLife Stock Index Subaccount**
MSF MFS Total Return Subaccount**
MSF MFS Value Subaccount

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

1. ORGANIZATION -- (CONTINUED)

MSF Morgan Stanley EAFE Index Subaccount**
MSF Neuberger Berman Mid Cap Value Subaccount
MSF Oppenheimer Global Equity Subaccount**
MSF Russell 2000 Index Subaccount
MSF T. Rowe Price Large Cap Growth Subaccount
MSF T. Rowe Price Small Cap Growth Subaccount (a)
MSF Western Asset Management Strategic Bond Opportunities Subaccount MSF Western Asset Management U.S. Government Subaccount
PIMCO VIT Total Return Subaccount
Pioneer VCT Bond Subaccount
Pioneer VCT Cullen Value Subaccount
Pioneer VCT Emerging Markets Subaccount
Pioneer VCT Equity Income Subaccount
Pioneer VCT Fund Subaccount
Pioneer VCT Global High Yield Subaccount
Pioneer VCT High Yield Subaccount
Pioneer VCT Ibbotson Aggressive Allocation Subaccount
Pioneer VCT Ibbotson Growth Allocation Subaccount
Pioneer VCT Ibbotson Moderate Allocation Subaccount
Pioneer VCT Independence Subaccount
Pioneer VCT International Value Subaccount
Pioneer VCT Mid Cap Value Subaccount
Pioneer VCT Oak Ridge Large Cap Growth Subaccount
Pioneer VCT Real Estate Shares Subaccount
Pioneer VCT Small Cap Value Subaccount
Pioneer VCT Strategic Income Subaccount
UIF Capital Growth Subaccount
UIF Core Plus Fixed Income Subaccount
UIF Equity and Income Subaccount
UIF Small Company Growth Subaccount
UIF U.S. Real Estate Securities Subaccount
UIF Value Subaccount
Van Kampen LIT Capital Growth Subaccount**
Van Kampen LIT Comstock Subaccount**
Van Kampen LIT Enterprise Subaccount**
Van Kampen LIT Government Subaccount**
Van Kampen LIT Growth and Income Subaccount**
Wells Fargo VT Advantage Small/Mid Cap Value Subaccount

** This Subaccount invests in two or more share classes within the underlying portfolio, series, or fund of the Trusts that may assess 12b-1 fees.


(a) This Subaccount began operations during the year ended December 31, 2008.

The following Subaccounts ceased operations during the year ended December 31, 2008:

AIM V.I. Mid Cap Core Equity Subaccount
AllianceBernstein Large Cap Growth Subaccount
Dreyfus VIF Mid Cap Stock Subaccount
Dreyfus VIF Appreciation Subaccount
Dreyfus VIF Developing Leaders Subaccount
DWS VIT Equity 500 Index Subaccount

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

1. ORGANIZATION -- (CONTINUED)

DWS VIT RREEF Real Estate Securities Subaccount
DWSI Bond Subaccount
DWSI Growth & Income Subaccount
DWSI International Subaccount
DWSII Balanced Subaccount
DWSII Blue Chip Subaccount
DWSII Core Fixed Income Subaccount
DWSII Davis Venture Value Subaccount
DWSII Dreman High Return Equity Subaccount
DWSII High Income Subaccount
DWSII International Select Equity Subaccount
DWSII Janus Aspen Growth & Income Subaccount
DWSII Large Cap Value Subaccount
DWSII Mid Cap Growth Subaccount
DWSII Money Market Subaccount
DWSII Small Cap Growth Subaccount
DWSII Strategic Income Subaccount
DWSII Turner Mid Cap Growth Subaccount
Fidelity VIP Growth Subaccount
LMPVIT Government Subaccount
MIST Batterymarch Mid-Cap Stock Subaccount
Putnam VT Discovery Growth Subaccount
UIF Mid Cap Growth Subaccount

The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2008:

NAME CHANGES:

OLD NAME

Alger American Leveraged AllCap Portfolio
Cyclical Growth and Income ETF Portfolio
Cyclical Growth ETF Portfolio
Neuberger Berman Real Estate Portfolio
UIF Equity Growth Portfolio
Morgan Stanley Equity Portfolio
Van Kampen LIT Strategic Growth Portfolio

NEW NAME

Alger American Capital Appreciation Portfolio
SSgA Growth and Income ETF Portfolio
SSgA Growth ETF Portfolio
Clarion Global Real Estate Portfolio
UIF Capital Growth Portfolio
Morgan Stanley Capital Opportunities Portfolio
Van Kampen LIT Capital Growth Portfolio

PORTFOLIO REORGANIZATION:

OLD NAME

MIST MFS Value Portfolio

NEW NAME

MSF MFS Value Portfolio

MERGER:

OLD NAME
Batterymarch Mid-Cap Stock Portfolio

NEW NAME
Lazard Mid Cap Portfolio

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

1. ORGANIZATION -- (CONCLUDED)

SUBSTITUTIONS:

OLD NAME

AIM V.I. Mid Cap Core Equity Fund
AllianceBernstein Large Cap Growth Portfolio
Dreyfus Mid Cap Stock Portfolio
Dreyfus Appreciation Portfolio
Dreyfus Developing Leaders Portfolio
DWS Equity 500 Index VIP
DWS Bond VIP
DWS Growth & Income VIP
DWS International VIP
DWS Balanced VIP
DWS Blue Chip VIP
DWS Core Fixed Income VIP
DWS Davis Venture Value VIP
DWS Dreman High Return Equity VIP
DWS High Income VIP
DWS International Select Equity VIP
DWS Janus Aspen Growth & Income VIP
DWS Large Cap Value VIP
DWS Mid Cap Growth VIP
DWS Money Market VIP
DWS Small Cap Growth VIP
DWS Strategic Income VIP
DWS Turner Mid Cap Growth VIP
Fidelity VIP Growth Portfolio
Templeton Developing Markets Securities Fund
Janus Aspen Worldwide Growth Portfolio
Legg Mason Partners Variable Government Portfolio
Putnam VT Discovery Growth Fund
UIF Mid Cap Growth Portfolio
Van Kampen LIT Strategic Growth Portfolio

NEW NAME

Lazard Mid Cap Portfolio
T. Rowe Price Large Cap Growth Portfolio
Lazard Mid Cap Portfolio
Davis Venture Value Portfolio
T. Rowe Price Small Cap Growth Portfolio
MetLife Stock Index Portfolio
BlackRock Bond Income Portfolio
Lord Abbett Growth and Income Portfolio
MFS Research International Portfolio
BlackRock Diversified Portfolio
FI Value Leaders Portfolio
BlackRock Bond Income Portfolio
Davis Venture Value Portfolio
BlackRock Large Cap Value Portfolio
BlackRock High Yield Portfolio
MFS Research International Portfolio
T. Rowe Price Large Cap Growth Portfolio
MFS Value Portfolio
T. Rowe Price Mid Cap Growth Portfolio
BlackRock Money Market Portfolio
T. Rowe Price Small Cap Growth Portfolio
Pioneer Strategic Income Portfolio
Turner Mid Cap Growth Portfolio
Oppenheimer Capital Appreciation Portfolio
MFS Emerging Markets Equity Portfolio
Oppenheimer Global Equity Portfolio
Western Asset Management U.S. Government Portfolio
Van Kampen Mid Cap Growth Portfolio
Van Kampen Mid Cap Growth Portfolio
Jennison Growth Portfolio

LIQUIDATION:

DWS RREEF Real Estate Securities VIP

This report is prepared for the general information of contract owners and is not an offer of units of the Separate Account or shares of the Separate Account's underlying investments. It should not be used in connection with any offer except in conjunction with the prospectus for the Separate Account products offered by the Company and the prospectus of the underlying portfolio, series, or fund which collectively contain all the pertinent information, including additional information on charges and expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING
The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable to variable annuity separate accounts registered as unit investment trusts.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
The Subaccounts' investment in shares of the portfolio, series, or fund of the Trusts is valued at fair value based on the closing net asset value or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Subaccounts.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 5.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus, and are reported as contract transactions on the statements of changes in net assets of the applicable Subaccounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of the Subaccounts within the Separate Account or into or out of the fixed account (an investment option in the Company's general account) are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Subaccounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

CHANGE IN BASIS OF PRESENTATION
In prior year financial statements, the Separate Account presented certain classes of shares of the same portfolio, series or fund as separate and distinct Subaccounts. In the current year financial statements and related footnotes, the Subaccounts with multiple share classes have been combined and reported as one Subaccount. Combining these Subaccounts had no effect on the net assets of the Subaccount or the unit values of the Contracts.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

CHANGE IN BASIS OF PRESENTATION -- (CONTINUED)
The presentation for the statements of changes in net assets for the prior year has been conformed to the current year's presentation as follows:

The financial statement line items "Transfers from other funding options" and "Transfers to other funding options" were presented as separate financial statement line items in the prior year. In the current year, these financial statement line items have been combined and are presented as one financial statement line item "Net transfers" for all years presented.

In prior year statements of changes in net assets, the Separate Account reported miscellaneous gains and losses separately within each financial statement line item presented. Miscellaneous gains and losses are now included in one financial statement line item "Transfers for contract benefits and terminations" for all years presented.

In prior year statements of changes in net assets, the Separate Account reported "Contract surrenders" as a financial statement line item. "Contract surrenders" are now included in "Transfers for contract benefits and terminations" for all years presented.

In prior year statements of changes in net assets, the Separate Account reported "Other receipts (payments)" as a financial statement line item. The "Other receipts (payments)" line item contained administrative charges and death claims. The administrative charges and death claims are now included in "Contract charges" and "Transfers for contract benefits and terminations," respectively, for all years presented.

These changes had no effect on the net assets of the Subaccounts or unit values of the Contracts.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS
In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS ("SFAS 157"). SFAS 157 defines fair value, establishes a consistent framework for measuring fair value, establishes a fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. SFAS 157 prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. SFAS 157 defines the input levels as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets. Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets.

Effective January 1, 2008, the Separate Account adopted SFAS 157 and applied the provisions of the statement prospectively to assets measured at fair value. The adoption of SFAS 157 had no impact on the fair value of items measured at fair value. Each Subaccount invests in shares of open-end mutual funds which calculate a daily net asset value based on the value of the underlying securities in its portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily net asset values as reported by the Trusts at the close of each business day. On that basis, the fair value measurements of all shares held by the Separate Account are reported as Level 1.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS -- (CONTINUED)
Effective January 1, 2007, the Company adopted FASB Interpretation ("FIN") No. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES -- AN INTERPRETATION OF FASB STATEMENT NO. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. The adoption of FIN 48 had no impact on the financial statements of each of the Subaccounts.

FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT
In December 2007, the FASB issued SFAS No. 160, NONCONTROLLING INTERESTS IN CONSOLIDATED FINANCIAL STATEMENTS -- AN AMENDMENT OF ACCOUNTING RESEARCH BULLETIN NO. 51 ("SFAS 160"). SFAS 160 defines and establishes accounting and reporting standards for noncontrolling interests in a subsidiary. The pronouncement is effective for fiscal years beginning on or after December 15, 2008. The Separate Account believes the adoption of SFAS 160 will have no material impact on the financial statements of each of the Subaccounts.

3. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges are asset-based charges and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable
Subaccounts:

MORTALITY AND EXPENSE RISK -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is where expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

ADMINISTRATIVE -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution of each contract and the Separate Account.

ENHANCED STEPPED-UP PROVISION -- For an additional charge, the total death benefit payable may be increased based on the earnings in the Contracts.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT -- For an additional charge, the Company will guarantee the periodic return on the investment.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE -- For an additional charge, the Company will guarantee payments for life after certain conditions are met.

GUARANTEED MINIMUM ACCUMULATION BENEFIT -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

FLOOR BENEFIT -- For an additional charge, the Company will guarantee a minimum variable annuity payment regardless of the performance of the variable funding options selected.

EQUITY PROTECTION -- For an additional charge, the Company will guarantee your principal (sum of purchase payments adjusted proportionally for any withdrawals).

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

3. EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONTINUED)

The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2008:

Mortality and Expense Risk                     0.30% - 1.90%
                                               ---------------
Administrative                                 0.10% - 0.15%
                                               ---------------
Enhanced Stepped-Up Provision                  0.15% - 0.25%
                                               ---------------
Guaranteed Minimum Withdrawal Benefit          0.25% - 1.00%
                                               ---------------
Guaranteed Minimum Withdrawal Benefit for Life 0.65% - 0.80%
                                               ---------------
Guaranteed Minimum Accumulation Benefit        0.40% - 0.50%
                                               ---------------
Floor Benefit                                  0.25% - 1.40%
                                               ---------------
Equity Protection                              0.80% - 2.10%
                                               ===============

The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

Depending on the product and contract, a contract administrative charge may be assessed on a semi-annual or annual basis ranging from $15 to $50 for Contracts with account values of less than $40,000 to $100,000. In addition, most Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are assessed through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Subaccounts.

Certain investments in various portfolios, series, or funds of the MIST and MSF Trusts hold shares which are managed by Met Investors Advisory, LLC and MetLife Advisers, LLC, respectively. Both act in the capacity of investment advisor and are affiliates of the Company.

4. NET ASSETS HELD ON BEHALF OF AN AFFILIATE

Approximately $12,091,000 and $22,859,000 of the net assets of the Separate Account were held on behalf of an affiliate of the Company as of December 31, 2008 and 2007, respectively. Transactions with this affiliate during the years ended December 31, 2008 and 2007, were comprised of participant purchase payments of approximately $3,273,000 and $8,207,000, respectively, and contract surrenders of approximately $6,524,000 and $13,103,000, respectively.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. STATEMENTS OF INVESTMENTS

                                                                                            FOR THE YEAR ENDED
                                                          AS OF DECEMBER 31, 2008            DECEMBER 31, 2008
                                                          ----------------------- ----------------------------
                                                                                        COST OF       PROCEEDS
                                                              SHARES     COST ($) PURCHASES ($) FROM SALES ($)
                                                          ---------- ------------ ------------- --------------
AIM V.I. Utilities Subaccount                                224,736    3,988,096     1,299,358      1,504,526
Alger American Capital Appreciation Subaccount                98,661    3,940,631     1,057,130      1,608,441
AllianceBernstein Global Technology Subaccount               100,118    1,588,307       600,619      1,172,791
American Funds Bond Subaccount (a)                           253,525    2,600,059     3,605,721        938,288
American Funds Global Growth Subaccount                   12,377,176  231,601,783    53,596,257     61,162,004
American Funds Global Small Capitalization Subaccount (a)     92,253    1,484,026     1,640,015        113,796
American Funds Growth Subaccount                          10,255,915  545,091,424    99,165,806    106,388,692
American Funds Growth-Income Subaccount                   13,574,477  474,850,802    60,083,668    107,116,507
Credit Suisse Trust Global Small Cap Subaccount              116,210    1,409,441       108,946        201,584
Delaware VIP Small Cap Value Subaccount                      995,659   25,055,170     3,711,540      7,935,677
Dreyfus Socially Responsible Growth Subaccount                25,151      626,509        88,869        100,304
DWSI Capital Growth Subaccount                               714,588   11,975,826       960,475      4,162,142
DWSI Global Opportunities Subaccount                         424,991    5,793,708     1,722,709      1,353,026
DWSI Health Care Subaccount                                  377,790    4,516,619     1,483,890      1,435,440
DWSII Dreman Small Mid Cap Value Subaccount                1,234,887   18,857,601     6,600,741      3,265,988
DWSII Government & Agency Securities Subaccount              619,605    7,544,598     7,318,824      4,376,855
DWSII Conservative Allocation Subaccount                   1,971,510   19,559,952     7,844,416      3,845,667
DWSII Global Thematic Subaccount                             696,541    8,707,976     3,246,719      2,538,454
DWSII Growth Allocation Subaccount                         3,154,766   33,101,427     9,116,212      4,327,007
DWSII Moderate Allocation Subaccount                       3,167,497   34,127,444    12,702,793      8,177,471
DWSII Technology Subaccount                                  267,752    2,423,757       388,281        668,538
Fidelity VIP Contrafund Subaccount                        13,459,565  357,795,593    38,978,425     57,706,437
Fidelity VIP Dynamic Capital Appreciation Subaccount         406,266    3,123,309       332,600      1,115,470
Fidelity VIP Equity-Income Subaccount                     15,148,664  322,874,023    14,757,894     50,791,230
Fidelity VIP High Income Subaccount                        6,005,386   39,807,718     3,763,964      4,892,853
Fidelity VIP Mid Cap Subaccount                           12,809,563  361,305,478    84,297,211     66,637,414
FTVIPT Mutual Shares Securities Subaccount                 3,840,309   65,600,465     8,422,695     16,878,512
FTVIPT Franklin Income Securities Subaccount               2,217,200   35,508,648    12,571,084      8,703,355
FTVIPT Franklin Rising Dividends Securities Subaccount     1,580,894   27,609,485     3,245,268      8,027,789
FTVIPT Franklin Small-Mid Cap Growth
  Securities Subaccount                                    2,766,239   53,922,692    10,578,996     13,163,350
FTVIPT Templeton Developing Markets Securities Subaccount  2,772,442   32,710,894    24,452,476    108,269,580
FTVIPT Templeton Foreign Securities Subaccount            11,300,914  164,798,821    35,290,685     42,496,301
FTVIPT Templeton Growth Securities Subaccount              3,237,292   41,927,951     5,934,642      7,285,531
Janus Aspen Forty Subaccount                                 162,382    4,064,188       754,856      2,084,689
Janus Aspen Global Life Sciences Subaccount                  558,527    4,473,734       610,696      2,283,119
Janus Aspen Global Technology Subaccount                   1,702,531    7,364,913     1,371,311      2,866,137
Janus Aspen International Growth Subaccount                1,741,724   75,377,004    24,361,140     12,863,298
Janus Aspen Mid Cap Growth Subaccount                        666,191   19,949,695     4,612,547      5,649,735
Janus Aspen Mid Cap Value Subaccount                         206,935    2,721,773       653,889        833,518
Janus Aspen Worldwide Growth Subaccount                       48,869    1,374,095       960,243     26,134,664
LMPVET Aggressive Growth Subaccount                       44,134,785  575,202,475     8,561,529    138,664,052
LMPVET Appreciation Subaccount                            25,686,085  592,087,757    44,044,587    162,915,038
LMPVET Capital and Income Subaccount                      16,844,236  219,103,787    13,856,345     53,012,321
LMPVET Capital Subaccount                                 13,076,356  179,042,859    40,171,516     52,278,190
LMPVET Dividend Strategy Subaccount                        5,391,179   53,466,358     2,268,293     12,467,232
LMPVET Equity Index Subaccount                            26,085,931  758,796,530    35,710,421    268,862,847
LMPVET Fundamental Value Subaccount                       34,084,737  681,887,676    16,042,138    156,404,765
LMPVET Global Equity Subaccount                            4,114,805   61,986,136    11,370,183     18,438,029
LMPVET International All Cap Opportunity Subaccount       13,338,241  146,039,829     4,103,865     21,496,245
LMPVET Investors Subaccount                               16,351,466  253,312,712    13,670,108     64,571,397
LMPVET Large Cap Growth Subaccount                        11,153,441  156,053,524     4,385,015     46,288,428
LMPVET Lifestyle Allocation 50% Subaccount                11,852,621  136,598,273    13,704,818     35,601,635
LMPVET Lifestyle Allocation 70% Subaccount                 6,847,294   78,169,378     4,544,308     16,675,313

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. STATEMENTS OF INVESTMENTS -- (CONTINUED)

                                                                                            FOR THE YEAR ENDED
                                                          AS OF DECEMBER 31, 2008            DECEMBER 31, 2008
                                                          ----------------------- ----------------------------
                                                                                        COST OF       PROCEEDS
                                                               SHARES    COST ($) PURCHASES ($) FROM SALES ($)
                                                          ----------- ----------- ------------- --------------
LMPVET Lifestyle Allocation 85% Subaccount                  3,698,835  48,653,660     2,858,214      9,893,416
LMPVET Mid Cap Core Subaccount                              6,949,210  87,544,862     2,613,277     21,568,622
LMPVET Small Cap Growth Subaccount                          6,234,287  85,964,482     8,703,643     23,269,006
LMPVET Social Awareness Subaccount                          2,753,907  65,244,345     3,444,221      9,437,082
LMPVIT Adjustable Rate Income Subaccount                    2,403,937  23,400,246     4,070,792     11,083,019
LMPVIT Diversified Strategic Income Subaccount              5,054,045  46,518,542     3,791,089     13,977,214
LMPVIT Global High Yield Bond Subaccount                    1,972,254  17,210,777     2,516,605      4,101,423
LMPVIT High Income Subaccount                              29,449,517 210,648,869    19,993,003     48,400,692
LMPVIT Money Market Subaccount                            338,025,753 338,025,776   271,953,218    166,377,067
LMPVIT Strategic Bond Subaccount                            3,966,336  41,028,199     3,644,445     10,001,925
MIST American Funds Balanced Allocation Subaccount (a)         47,672     378,449       402,701         22,184
MIST American Funds Growth Allocation Subaccount (a)           37,659     301,878       309,436          6,411
MIST American Funds Moderate Allocation Subaccount (a)         13,214     119,512       121,609          2,061
MIST Batterymarch Growth and Income Subaccount             19,490,238 399,289,738    55,493,240     51,291,040
MIST BlackRock High Yield Subaccount                       13,437,782 110,641,409    21,964,281     30,168,509
MIST BlackRock Large Cap Core Subaccount                    8,197,779  88,236,939     8,312,812     18,971,554
MIST Clarion Global Real Estate Subaccount                  9,269,846 141,503,222    22,631,867     29,817,832
MIST Dreman Small Cap Value Subaccount                      1,104,246  14,321,475     5,981,240      4,390,862
MIST Harris Oakmark International Subaccount                7,327,200 121,127,356    26,476,781     28,006,387
MIST Janus Forty Subaccount                                10,091,737 749,048,420    99,255,866     86,373,642
MIST Lazard Mid Cap Subaccount                             10,544,220 114,456,328   128,246,625     18,024,876
MIST Legg Mason Partners Aggressive Growth Subaccount (a)      11,737      59,605        59,729            116
MIST Legg Mason Partners Managed Assets Subaccount         12,736,573 211,805,921    27,633,789     37,537,441
MIST Legg Mason Value Equity Subaccount                       951,846   8,229,143     2,203,658      1,724,207
MIST Loomis Sayles Global Markets Subaccount               17,820,332 196,898,003    25,839,773     27,347,833
MIST Lord Abbett Bond Debenture Subaccount                  5,996,020  71,507,290    15,742,084     26,343,095
MIST Lord Abbett Growth and Income Subaccount               8,883,306 239,142,793    44,608,268     50,991,314
MIST Lord Abbett Mid Cap Value Subaccount                   5,049,189 101,238,184    17,956,131     20,404,214
MIST Met/AIM Capital Appreciation Subaccount                7,943,502  94,179,395     5,944,753     18,789,314
MIST Met/AIM Small Cap Growth Subaccount                      678,007   9,031,624     4,889,695      2,019,384
MIST Met/Franklin Mutual Shares Subaccount (a)                 39,297     263,252       274,216          9,066
MIST MFS Emerging Markets Equity Subaccount                12,117,523 129,149,294   108,496,270     28,977,584
MIST MFS Research International Subaccount                  9,259,213 120,060,489    56,134,746     26,952,002
MIST Oppenheimer Capital Appreciation Subaccount           66,680,467 467,117,911   487,629,807     39,352,676
MIST PIMCO Inflation Protected Bond Subaccount              9,140,875  96,252,647    53,972,974     38,175,823
MIST PIMCO Total Return Subaccount                          1,938,304  22,548,804    13,627,361      8,728,591
MIST Pioneer Fund Subaccount                                1,860,122  25,241,374     2,291,959      5,725,275
MIST Pioneer Strategic Income Subaccount                   18,673,044 177,778,296    51,449,403     49,433,710
MIST SSgA Growth and Income ETF Subaccount                 12,961,367 133,594,838     7,834,482     20,410,474
MIST SSgA Growth ETF Subaccount                            15,848,732 164,589,645     9,200,026     18,693,168
MIST T. Rowe Price Mid Cap Growth Subaccount (a)              204,686   1,645,845     1,843,800        154,023
MIST Third Avenue Small Cap Value Subaccount               12,897,320 217,269,107    23,203,602     41,669,370
MIST Turner Mid Cap Growth Subaccount (a)                     322,591   4,163,252     5,200,224        901,394
MIST Van Kampen Mid Cap Growth Subaccount                   2,225,485  22,304,479    23,449,843      4,698,997
MIST Van Kampen Comstock Subaccount                            94,992     986,843       359,185        717,870
Morgan Stanley Capital Opportunities Subaccount                41,225   1,096,076       192,043      1,101,330
Morgan Stanley Dividend Growth Subaccount                     184,361   2,569,895       139,008        720,490
Morgan Stanley S&P 500 Index Subaccount                       691,135   7,429,923       875,519      1,248,912
MSF BlackRock Aggressive Growth Subaccount                  5,888,158 141,913,070     6,773,552     38,876,533
MSF BlackRock Bond Income Subaccount                        2,990,795 310,678,891    52,839,224    104,049,760
MSF BlackRock Diversified Subaccount                        9,327,236 166,112,090    13,685,564     23,621,428
MSF BlackRock Large Cap Value Subaccount (a)                2,090,450  25,917,532    30,372,140      3,833,995
MSF BlackRock Legacy Large Cap Growth Subaccount (a)            1,163      19,695        19,876            174
MSF BlackRock Money Market Subaccount                       4,410,985 441,098,507   347,652,340    242,491,849
MSF Capital Guardian U.S. Equity Subaccount                 4,017,845  49,060,311     8,870,403     11,271,730

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. STATEMENTS OF INVESTMENTS -- (CONCLUDED)

                                                                                                 FOR THE YEAR ENDED
                                                               AS OF DECEMBER 31, 2008            DECEMBER 31, 2008
                                                               ----------------------- ----------------------------
                                                                                             COST OF       PROCEEDS
                                                                   SHARES     COST ($) PURCHASES ($) FROM SALES ($)
                                                               ---------- ------------ ------------- --------------
    MSF Davis Venture Value Subaccount (a)                      1,900,410   65,437,305    76,731,671      9,179,029
    MSF FI Large Cap Subaccount                                21,500,304  315,169,011     5,149,756     54,336,870
    MSF FI Value Leaders Subaccount                               948,099  183,123,595    31,496,262     36,977,702
    MSF Jennison Growth Subaccount (a)                          6,819,827   78,810,842    91,948,878     11,427,552
    MSF Lehman Brothers Aggregate Bond Index Subaccount        12,226,630  132,099,395    10,041,582     29,593,078
    MSF MetLife Aggressive Allocation Subaccount                5,994,672   73,399,373     7,731,064      9,171,895
    MSF MetLife Conservative Allocation Subaccount              2,561,524   26,993,105    20,414,187      9,373,202
    MSF MetLife Conservative to Moderate Allocation Subaccount  8,612,393   96,501,096    18,139,603     19,801,703
    MSF MetLife Mid Cap Stock Index Subaccount                    502,751    6,832,410     2,465,168      1,040,971
    MSF MetLife Moderate Allocation Subaccount                 41,807,330  490,697,992    37,338,739     61,776,173
    MSF MetLife Moderate to Aggressive Allocation Subaccount   36,973,552  452,165,392    21,271,951     56,448,988
    MSF MetLife Stock Index Subaccount                         16,106,276  589,090,779    50,531,059     63,598,461
    MSF MFS Total Return Subaccount                             5,853,228  839,488,862   115,283,357    194,345,945
    MSF MFS Value Subaccount                                    6,936,629   93,355,439    28,405,509     19,577,263
    MSF Morgan Stanley EAFE Index Subaccount                    7,381,778  126,920,160     9,779,080     17,251,644
    MSF Neuberger Berman Mid Cap Value Subaccount               1,269,838   28,437,322     1,253,374      6,432,449
    MSF Oppenheimer Global Equity Subaccount                   29,923,176  475,497,120    56,805,583     77,539,664
    MSF Russell 2000 Index Subaccount                           9,819,199  138,421,936    11,329,267     17,295,915
    MSF T. Rowe Price Large Cap Growth Subaccount               4,355,364   61,148,668    15,637,650     16,313,890
    MSF T. Rowe Price Small Cap Growth Subaccount (a)           7,857,011  103,005,156   118,029,542     13,529,790
    MSF Western Asset Management Strategic Bond
      Opportunities Subaccount                                    671,647    8,094,039     1,547,523      2,034,501
    MSF Western Asset Management U.S. Government Subaccount    17,610,711  210,283,041   139,840,502     58,273,570
    PIMCO VIT Total Return Subaccount                          36,860,183  380,881,410    88,227,787    117,202,606
    Pioneer VCT Bond Subaccount                                 2,295,620   24,739,740    15,308,098     11,451,370
    Pioneer VCT Cullen Value Subaccount                         1,391,620   16,651,498     4,760,234      5,235,978
    Pioneer VCT Emerging Markets Subaccount                       878,170   24,865,608     8,383,138      7,518,482
    Pioneer VCT Equity Income Subaccount                        1,365,362   28,703,306     5,377,929      8,589,506
    Pioneer VCT Fund Subaccount                                 1,808,452   39,142,777     6,591,195     13,115,247
    Pioneer VCT Global High Yield Subaccount                    1,695,597   16,195,236     4,430,192      3,445,229
    Pioneer VCT High Yield Subaccount                           4,028,868   40,211,263    13,994,127     14,712,392
    Pioneer VCT Ibbotson Aggressive Allocation Subaccount       1,182,801   12,891,499     4,010,005      2,238,771
    Pioneer VCT Ibbotson Growth Allocation Subaccount          25,027,755  289,216,342    69,232,032     18,241,361
    Pioneer VCT Ibbotson Moderate Allocation Subaccount        13,713,516  153,227,936    35,895,684     20,636,399
    Pioneer VCT Independence Subaccount                           436,797    5,529,447       395,541      1,342,642
    Pioneer VCT International Value Subaccount                    686,401   10,582,371     1,852,203      4,420,760
    Pioneer VCT Mid Cap Value Subaccount                        3,507,720   71,946,944     8,263,950     14,587,225
    Pioneer VCT Oak Ridge Large Cap Growth Subaccount           1,042,101   11,886,290     1,548,599      2,330,244
    Pioneer VCT Real Estate Shares Subaccount                     966,049   21,608,603     7,311,956      4,127,630
    Pioneer VCT Small Cap Value Subaccount                      1,302,434   17,985,469     2,971,922      3,309,882
    Pioneer VCT Strategic Income Subaccount                     4,670,591   50,220,781    14,816,758     14,381,667
    UIF Capital Growth Subaccount                                 645,729    9,224,781       685,645      3,957,334
    UIF Core Plus Fixed Income Subaccount                       1,519,067   17,105,383     2,879,547      6,029,259
    UIF Equity and Income Subaccount                           13,250,733  171,070,994    31,956,306     64,145,644
    UIF Small Company Growth Subaccount                           439,688    6,594,567       976,437      1,779,540
    UIF U.S. Real Estate Securities Subaccount                  2,101,900   34,972,659    21,958,285     16,201,868
    UIF Value Subaccount                                        1,557,455   18,639,029     3,335,009      4,766,081
    Van Kampen LIT Capital Growth Subaccount                      646,641   18,191,593     1,585,696    103,274,906
    Van Kampen LIT Comstock Subaccount                         26,883,657  322,212,879    32,393,378     76,339,985
    Van Kampen LIT Enterprise Subaccount                          601,811   10,077,612       682,853      2,983,469
    Van Kampen LIT Government Subaccount                        3,870,104   36,004,808     7,557,360     13,871,214
    Van Kampen LIT Growth and Income Subaccount                10,034,693  171,540,548    22,603,030     59,380,054
    Wells Fargo VT Advantage Small/Mid Cap Value Subaccount       537,348    5,324,406     1,474,143      1,311,435

(a) For the period April 28, 2008 to December 31, 2008.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS

The following is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portolio, series, or fund for each of the five years in the period ended December 31, 2008:

                                                             AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                         ------------------------------------- --------------------------------------------------
                                                     UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                         LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                               UNITS   HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                         ----------- ------------- ----------- ------------- ---------------- -------------------
AIM V.I. Utilities Subaccount    2008      2,120,045 1.051 - 1.462   3,005,689          2.63      1.55 - 2.65 (34.12) - (33.39)
                              2007 (a)     2,469,440 1.594 - 2.195   5,279,182          1.88      1.55 - 2.65     8.89 - 18.78
                              2006 (a)     2,609,332 1.356 - 1.848   4,720,973          3.70      1.55 - 2.65    22.21 - 23.53
                              2005 (a)     2,293,179 1.109 - 1.496   3,373,187          3.14      1.55 - 2.65   (4.01) - 15.08
                              2004 (a)     1,188,424 1.199 - 1.300   1,532,386          1.08      1.55 - 2.65     0.08 - 22.21
Alger American Capital           2008      2,726,355 0.914 - 1.111   2,946,088            --      1.55 - 2.65 (46.69) - (46.09)
  Appreciation Subaccount     2007 (a)     3,117,230 1.713 - 2.061   6,258,265            --      1.55 - 2.65   (1.42) - 31.11
                              2006 (a)     2,554,978 1.319 - 1.572   3,936,492            --      1.55 - 2.55    11.13 - 17.14
                              2005 (a)     2,116,370 1.138 - 1.342   2,791,102            --      1.55 - 2.55     7.67 - 18.75
                              2004 (a)     1,375,470 1.067 - 1.194   1,625,058            --      1.55 - 2.50      1.63 - 7.65
AllianceBernstein Global         2008      1,967,504 0.535 - 0.545   1,068,173            --      1.65 - 1.90 (48.51) - (48.29)
  Technology Subaccount       2007 (a)     2,675,537 1.039 - 1.054   2,814,482            --      1.65 - 1.90    17.67 - 17.90
                              2006 (a)     2,190,516 0.883 - 0.894   1,954,454            --      1.65 - 1.90      6.39 - 6.56
                              2005 (a)     2,307,864 0.830 - 0.839   1,932,597            --      1.65 - 1.90      1.72 - 2.07
                              2004 (a)     2,138,533 0.816 - 0.822   1,757,430            --      1.65 - 1.90      3.03 - 7.79
American Funds Bond
  Subaccount
  (Commenced 4/28/2008)          2008      1,707,759 1.337 - 1.417   2,375,182          8.67      1.40 - 1.90 (10.75) - (10.45)
American Funds Global Growth     2008    148,315,752 0.888 - 1.392 171,788,338          1.71      0.30 - 2.70 (40.07) - (38.58)
  Subaccount                  2007 (a)   169,495,269 1.474 - 2.299 321,760,742          2.69      0.30 - 2.70   (4.70) - 14.13
                              2006 (a)   173,618,310 1.314 - 2.036 291,622,286          0.87      0.60 - 2.70     4.78 - 19.70
                              2005 (a)   159,643,333 1.116 - 1.720 226,113,392          0.67      0.60 - 2.70     4.71 - 16.59
                              2004 (a)   122,635,942 1.022 - 1.533 151,764,795          0.42      0.60 - 2.65     2.69 - 15.56
American Funds Global Small
  Capitalization Subaccount
  (Commenced 4/28/2008)          2008        638,633 1.535 - 1.620   1,017,332            --      1.40 - 1.90 (49.55) - (49.38)
American Funds Growth            2008    359,615,200 0.720 - 1.126 341,207,267          0.78      0.30 - 2.70 (45.51) - (44.10)
  Subaccount                  2007 (a)   404,396,586 1.304 - 2.044 695,771,349          0.76      0.30 - 2.70     1.50 - 11.72
                              2006 (a)   450,065,711 1.178 - 1.851 702,140,584          0.80      0.60 - 2.70     6.05 - 10.10
                              2005 (a)   438,281,614 1.084 - 1.708 630,855,530          0.76      0.60 - 2.70   (1.12) - 19.73
                              2004 (a)   321,036,022 0.947 - 1.495 398,769,014          0.21      0.60 - 2.65     0.09 - 17.62
American Funds Growth-Income     2008    341,874,694 0.729 - 1.067 327,273,662          1.64      0.30 - 2.75 (39.52) - (38.03)
  Subaccount                  2007 (a)   401,435,769 1.200 - 1.746 629,811,177          1.45      0.30 - 2.75    (3.07) - 4.36
                              2006 (a)   448,353,025 1.169 - 1.691 683,271,350          1.56      0.60 - 2.75    12.07 - 14.56
                              2005 (a)   454,437,804 1.039 - 1.493 613,002,232          1.45      0.60 - 2.75    (0.90) - 9.88
                              2004 (a)   350,588,723 1.063 - 1.435 456,055,772          1.06      0.60 - 2.65     2.08 - 13.06
Credit Suisse Trust Global       2008        995,516 0.600 - 0.911     854,538          1.80      1.55 - 2.65 (48.14) - (47.58)
  Small Cap Subaccount        2007 (a)     1,064,670 1.317 - 1.738   1,758,304            --      1.55 - 2.65   (6.46) - (5.44)
                              2006 (a)     1,231,928 1.236 - 1.838   2,170,445            --      1.55 - 2.65     8.49 - 12.60
                              2005 (a)       884,152 1.120 - 1.649   1,388,360            --      1.55 - 2.65     0.27 - 18.65
                              2004 (a)       625,899 1.129 - 1.442     877,749            --      1.55 - 2.65     0.99 - 24.89

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                           AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                         ----------------------------------- --------------------------------------------------
                                                    UNIT VALUE(1)            INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                        LOWEST TO        NET        INCOME        LOWEST TO        LOWEST TO
                                              UNITS   HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                         ---------- ------------- ---------- ------------- ---------------- -------------------
Delaware VIP Small Cap Value     2008    13,377,371 0.975 - 1.799 18,558,123          0.81      0.30 - 2.60 (31.67) - (30.11)
  Subaccount                  2007 (a)   16,388,529 1.395 - 2.582 33,497,643          0.53      0.30 - 2.60  (13.94) - (7.16)
                              2006 (a)   18,944,541 1.694 - 2.781 44,633,441          0.26      0.60 - 2.60    13.24 - 15.49
                              2005 (a)   23,296,777 1.496 - 2.408 47,613,484          0.36      0.60 - 2.60     3.23 - 15.30
                              2004 (a)   23,932,705 1.723 - 2.214 45,559,694          0.19      0.60 - 2.50    18.50 - 20.72
Dreyfus Socially Responsible     2008       582,742 0.742 - 0.876    495,408          0.43      1.55 - 2.65 (36.31) - (35.59)
  Growth Subaccount           2007 (a)      598,700 1.165 - 1.360    792,444          0.27      1.55 - 2.65      4.67 - 5.84
                              2006 (a)      656,269 1.113 - 1.285    822,659            --      1.55 - 2.65      6.10 - 7.35
                              2005 (a)      639,030 1.049 - 1.197    750,074            --      1.55 - 2.65      0.86 - 6.78
                              2004 (a)      257,740 1.159 - 1.177    301,120          0.21      1.55 - 2.50     0.09 - 13.57
DWSI Capital Growth              2008    10,177,735 0.799 - 0.978  9,638,233          0.66      1.55 - 2.65 (34.97) - (34.27)
  Subaccount                  2007 (a)   12,449,333 1.228 - 1.488 18,006,933          0.25      1.55 - 2.65   (1.15) - 10.47
                              2006 (a)   13,752,175 1.123 - 1.347 18,078,133          0.20      1.55 - 2.65    (0.48) - 6.48
                              2005 (a)    8,674,019 1.100 - 1.265 10,745,435          0.24      1.55 - 2.65     3.48 - 11.97
                              2004 (a)    2,420,832 1.053 - 1.184  2,826,705          0.11      1.55 - 2.65      2.33 - 6.11
DWSI Global Opportunities        2008     3,092,106 0.693 - 1.118  3,249,955            --      1.55 - 2.65 (51.48) - (50.92)
  Subaccount                  2007 (a)    3,436,720 1.427 - 2.278  7,417,353          1.02      1.55 - 2.65      2.13 - 7.25
                              2006 (a)    3,546,894 1.344 - 2.124  7,150,397          0.91      1.55 - 2.65    18.75 - 20.00
                              2005 (a)    3,777,884 1.131 - 1.770  6,397,887          0.34      1.55 - 2.65     1.16 - 16.61
                              2004 (a)    2,062,547 1.193 - 1.523  3,054,913            --      1.55 - 2.65     2.72 - 25.73
DWSI Health Care Subaccount      2008     3,239,205 0.911 - 1.122  3,485,472            --      1.55 - 2.65 (25.52) - (24.70)
                              2007 (a)    3,781,290 1.222 - 1.490  5,410,164            --      1.55 - 2.65     9.88 - 11.11
                              2006 (a)    4,014,878 1.110 - 1.341  5,185,746            --      1.55 - 2.65      0.54 - 4.20
                              2005 (a)    4,480,590 1.077 - 1.287  5,590,375            --      1.55 - 2.65    (0.63) - 8.95
                              2004 (a)    2,907,689 1.037 - 1.210  3,458,133            --      1.55 - 2.65   (1.95) - 15.89
DWSII Dreman Small Mid Cap       2008     7,699,706 0.844 - 1.349  9,778,847          1.35      1.55 - 2.65 (35.41) - (34.74)
  Value Subaccount            2007 (a)    9,139,529 1.306 - 2.067 17,838,953          0.60      1.55 - 2.65    (0.07) - 1.13
                              2006 (a)   10,404,529 1.305 - 2.044 20,277,059          0.38      1.55 - 2.65    21.35 - 22.62
                              2005 (a)   10,844,583 1.075 - 1.667 17,276,994          0.32      1.55 - 2.65   (0.87) - 14.30
                              2004 (a)    7,239,029 1.165 - 1.542 10,886,905          0.24      1.55 - 2.65     2.35 - 23.90
DWSII Government & Agency        2008     7,027,315 1.050 - 1.116  7,663,328          4.25      1.55 - 2.65      1.74 - 2.86
  Securities Subaccount       2007 (a)    4,467,580 1.032 - 1.089  4,755,051          4.04      1.55 - 2.65      2.69 - 3.93
                              2006 (a)    4,873,458 1.005 - 1.054  5,013,915          3.50      1.55 - 2.65      1.10 - 2.15
                              2005 (a)    5,426,615 0.994 - 1.037  5,480,771          3.49      1.55 - 2.65    (0.58) - 0.98
                              2004 (a)    5,079,039 0.998 - 1.015  5,121,703          1.12      1.55 - 2.65    (0.20) - 2.67
DWSII Conservative Allocation    2008    14,149,681 0.826 - 0.913 12,675,543         12.01      1.55 - 2.55 (24.84) - (24.11)
  Subaccount                  2007 (a)   15,011,630 1.099 - 1.203 17,790,622          2.03      1.55 - 2.65      1.93 - 3.08
  (Commenced 5/3/2004)        2006 (a)   16,251,494 1.077 - 1.167 18,752,594          1.07      1.55 - 2.65      3.84 - 7.16
                              2005 (a)   11,962,805 1.015 - 1.089 12,930,564            --      1.55 - 2.65      0.30 - 4.76
                              2004 (a)    3,891,905 1.056 - 1.060  4,118,864            --      1.55 - 2.45      0.47 - 5.90
DWSII Global Thematic            2008     3,883,900 0.782 - 1.096  4,073,603          1.13      1.55 - 2.65 (49.25) - (48.71)
  Subaccount                  2007 (a)    4,800,961 1.540 - 2.137  9,874,816          0.24      1.55 - 2.65      3.02 - 4.24
                              2006 (a)    4,292,759 1.493 - 2.050  8,490,261          0.19      1.55 - 2.65    11.58 - 27.65
                              2005 (a)    3,994,060 1.181 - 1.606  6,184,114            --      1.55 - 2.65     0.17 - 22.10
                              2004 (a)    2,458,063 1.122 - 1.332  3,188,600          0.44      1.55 - 2.65     2.57 - 18.68

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                            AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                        ------------------------------------- --------------------------------------------------
                                                    UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                        LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                              UNITS   HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                        ----------- ------------- ----------- ------------- ---------------- -------------------
DWSII Growth Allocation         2008     23,684,927 0.747 - 0.851  19,747,843          4.79      1.55 - 2.55 (36.21) - (35.53)
  Subaccount                 2007 (a)    25,317,988 1.171 - 1.320  32,899,643          1.93      1.55 - 2.55      2.90 - 3.94
  (Commenced 5/3/2004)       2006 (a)    25,739,407 1.138 - 1.270  32,311,493          0.78      1.55 - 2.65     9.66 - 10.92
                             2005 (a)    25,743,664 1.036 - 1.145  29,275,924            --      1.55 - 2.65    (0.09) - 8.13
                             2004 (a)     6,981,678 1.093 - 1.097   7,646,553            --      1.55 - 2.45      0.64 - 9.60
DWSII Moderate Allocation       2008     27,022,829 0.770 - 0.864  22,931,554          4.12      1.55 - 2.65 (32.21) - (31.43)
  Subaccount                 2007 (a)    27,563,873 1.135 - 1.260  34,197,210          2.25      1.55 - 2.65      2.36 - 3.45
  (Commenced 5/3/2004)       2006 (a)    28,801,929 1.108 - 1.218  34,683,906          0.88      1.55 - 2.65      4.15 - 9.24
                             2005 (a)    30,137,805 1.025 - 1.115  33,377,185            --      1.55 - 2.65    (0.18) - 6.65
                             2004 (a)     7,301,007 1.073 - 1.078   7,854,600            --      1.55 - 2.65      0.37 - 7.70
DWSII Technology Subaccount     2008      2,162,417 0.593 - 0.724   1,509,302            --      1.55 - 2.65 (47.89) - (47.23)
                             2007 (a)     2,400,140 1.138 - 1.372   3,184,957            --      1.55 - 2.65   (3.20) - 12.09
                             2006 (a)     2,425,200 1.025 - 1.224   2,880,253            --      1.55 - 2.65   (8.95) - (1.13)
                             2005 (a)     2,829,966 1.045 - 1.238   3,423,884          0.11      1.55 - 2.65     0.58 - 15.49
                             2004 (a)     2,161,059 1.043 - 1.217   2,584,246            --      1.55 - 2.65   (1.07) - 13.62
Fidelity VIP Contrafund         2008    193,501,420 0.759 - 1.210 204,385,840          0.80      0.30 - 2.70 (44.22) - (42.88)
  Subaccount                 2007 (a)   213,235,728 1.357 - 2.150 395,591,028          0.78      0.30 - 2.70     1.63 - 16.61
                             2006 (a)   217,238,460 1.185 - 1.866 347,552,039          1.04      0.60 - 2.70     1.41 - 10.72
                             2005 (a)   196,360,677 1.089 - 1.705 283,983,247          0.12      0.60 - 2.65   (1.48) - 19.20
                             2004 (a)   136,587,982 1.002 - 1.488 169,704,264          0.18      0.60 - 2.65     1.71 - 16.00
Fidelity VIP Dynamic Capital    2008      2,474,553 0.614 - 1.002   2,110,918          0.42      0.30 - 2.50 (42.79) - (41.56)
  Appreciation Subaccount    2007 (a)     3,119,214 1.062 - 1.738   4,597,424          0.11      0.30 - 2.50    (4.18) - 6.13
                             2006 (a)     3,947,554 1.009 - 1.657   5,424,170          0.23      0.60 - 2.50     0.45 - 13.09
                             2005 (a)     4,166,735 0.899 - 1.480   5,146,611            --      0.60 - 2.50     5.46 - 26.48
                             2004 (a)     3,501,622 0.755 - 1.248   3,482,924            --      0.60 - 2.50   (6.02) - 16.29
Fidelity VIP Equity-Income      2008    115,661,779 0.741 - 2.019 199,519,894          2.41      0.30 - 1.90 (43.90) - (42.78)
  Subaccount                 2007 (a)   132,444,044 1.316 - 3.566 400,892,976          1.74      0.30 - 1.90    (0.65) - 1.22
                             2006 (a)   140,114,841 1.319 - 3.557 432,505,764          3.32      0.30 - 1.90    17.68 - 19.76
                             2005 (a)   148,557,889 1.118 - 2.996 390,160,736          1.64      0.30 - 1.90   (0.53) - 10.53
                             2004 (a)   156,599,060 1.098 - 2.866 402,318,265          1.55      0.30 - 1.90     8.18 - 10.84
Fidelity VIP High Income        2008     15,749,612 0.877 - 1.609  23,781,248          8.57      0.30 - 1.30 (25.93) - (25.18)
  Subaccount                 2007 (a)    17,441,474 1.184 - 2.172  35,721,575          7.77      0.30 - 1.30    (0.59) - 2.49
                             2006 (a)    19,961,947 1.205 - 2.140  40,452,391          7.59      0.30 - 1.30     9.71 - 10.86
                             2005 (a)    22,298,010 1.087 - 1.948  41,324,308         15.19      0.30 - 1.30      1.41 - 2.45
                             2004 (a)    25,226,741 1.061 - 1.921  46,198,546          8.26      0.30 - 1.30      5.26 - 8.91
Fidelity VIP Mid Cap            2008    175,219,157 0.806 - 1.527 232,101,268          0.24      0.30 - 2.70 (41.24) - (39.82)
  Subaccount                 2007 (a)   194,928,164 1.367 - 2.573 435,231,658          0.49      0.30 - 2.70   (0.31) - 14.63
                             2006 (a)   202,604,640 1.214 - 2.269 401,512,281          0.17      0.60 - 2.70     3.20 - 11.75
                             2005 (a)   189,610,580 1.106 - 2.053 340,760,006            --      0.60 - 2.70   (0.91) - 20.72
                             2004 (a)   127,940,062 1.225 - 1.769 199,428,023            --      0.60 - 2.65     2.31 - 26.42
FTVIPT Mutual Shares            2008     47,564,032 0.928 - 1.017  45,238,751          2.96      1.40 - 1.90 (38.26) - (37.99)
  Securities Subaccount      2007 (a)    57,502,398 1.503 - 1.640  88,384,934          1.44      1.40 - 1.90      1.49 - 2.05
                             2006 (a)    57,394,982 1.239 - 1.772  86,503,678          0.87      0.60 - 2.70    15.23 - 17.67
                             2005 (a)   127,598,458 1.079 - 1.523 171,403,069          0.87      0.60 - 2.65     0.25 - 10.51
                             2004 (a)    76,979,701 1.137 - 1.403  95,426,122          0.74      0.60 - 2.65     0.37 - 12.03

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                             AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                         ------------------------------------- --------------------------------------------------
                                                     UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                         LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                               UNITS   HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                         ----------- ------------- ----------- ------------- ---------------- -------------------
FTVIPT Franklin Income           2008     27,781,181 0.817 - 3.209  25,140,094          5.49      1.30 - 2.70 (31.52) - (30.53)
  Securities Subaccount       2007 (a)    28,070,936 1.193 - 1.255  34,418,610          3.38      1.30 - 2.70    (4.04) - 2.40
  (Commenced 5/2/2005)        2006 (a)    20,579,714 1.181 - 1.227  24,768,105          3.41      1.30 - 2.70     0.42 - 16.70
                              2005 (a)     8,531,050 1.027 - 1.052   8,854,406          0.44      1.30 - 2.55    (3.63) - 5.18
FTVIPT Franklin Rising           2008     21,627,695 0.786 - 1.073  21,687,343          1.84      1.50 - 2.65 (29.05) - (28.22)
  Dividends Securities        2007 (a)    25,791,683 1.103 - 1.495  36,386,985          2.37      1.50 - 2.65   (5.23) - (4.14)
  Subaccount                  2006 (a)    27,084,209 1.160 - 1.566  40,222,505          1.05      1.50 - 2.65   (0.93) - 15.40
                              2005 (a)    25,720,494 1.079 - 1.357  33,439,039          0.90      1.45 - 2.65    (0.31) - 7.06
                              2004 (a)    18,351,724 1.072 - 1.331  23,734,364          0.55      1.45 - 2.65     0.40 - 12.39
FTVIPT Franklin                  2008     39,918,390 0.562 - 1.037  32,498,385            --      1.25 - 2.75 (44.02) - (43.20)
  Small-Mid Cap Growth        2007 (a)    46,602,557 0.995 - 1.837  67,189,998            --      1.25 - 2.75      5.24 - 9.89
  Securities Subaccount       2006 (a)    51,461,967 0.911 - 1.681  68,132,735            --      1.25 - 2.75   (2.74) - 10.68
                              2005 (a)    59,469,386 0.853 - 1.575  73,527,779            --      1.25 - 2.75     1.70 - 14.55
                              2004 (a)    59,973,722 0.829 - 1.530  71,087,036            --      1.25 - 2.65     1.41 - 15.00
FTVIPT Templeton Developing      2008     14,310,331 1.029 - 3.333  16,745,138          1.88      0.30 - 2.75  (53.56) - (8.93)
  Markets Securities          2007 (a)    49,160,016 1.880 - 4.056 152,721,262          2.31      0.30 - 2.75     1.06 - 28.01
  Subaccount                  2006 (a)    50,749,927 1.500 - 3.212 127,222,929          1.11      0.60 - 2.75    15.15 - 28.34
                              2005 (a)    46,875,652 1.203 - 2.557  95,464,644          1.24      0.60 - 2.75     2.15 - 27.70
                              2004 (a)    22,941,675 1.230 - 2.046  39,756,394          1.73      0.60 - 2.65     3.04 - 28.81
FTVIPT Templeton Foreign         2008    111,025,532 0.823 - 1.412 121,590,564          2.41      0.30 - 2.75 (41.99) - (40.56)
  Securities Subaccount       2007 (a)   128,820,623 1.418 - 2.409 240,864,853          1.97      0.30 - 2.75     0.36 - 14.76
                              2006 (a)   144,140,237 1.262 - 2.123 237,798,804          1.25      0.60 - 2.75     5.63 - 20.74
                              2005 (a)   143,497,805 1.067 - 1.778 199,114,339          1.15      0.60 - 2.75     1.78 - 12.00
                              2004 (a)   102,046,794 1.063 - 1.641 127,886,637          1.03      0.60 - 2.65     0.52 - 20.94
FTVIPT Templeton Growth          2008     29,971,329 0.855 - 1.006  26,545,651          1.79      1.40 - 1.90 (43.41) - (43.13)
  Securities Subaccount       2007 (a)    33,358,379 1.511 - 1.769  52,085,357          1.33      1.40 - 1.90      0.40 - 0.91
                              2006 (a)    33,917,235 1.273 - 4.461  52,475,326          0.32      0.60 - 2.65    16.33 - 21.07
                              2005 (a)   174,829,031 1.065 - 3.820 450,592,379          1.20      0.60 - 2.65     0.08 - 10.18
                              2004 (a)   142,568,120 1.121 - 3.547 393,146,569          1.25      0.60 - 2.65     1.43 - 16.13
Janus Aspen Forty Subaccount     2008      4,342,361 0.668 - 1.223   3,688,723          0.01      1.40 - 2.10 (45.47) - (45.06)
                              2007 (a)     5,436,346 1.219 - 2.239   8,101,336          0.18      1.40 - 2.10    33.80 - 34.79
                              2006 (a)     5,697,204 0.907 - 1.670   6,279,354          0.14      1.40 - 2.10      6.83 - 7.52
                              2005 (a)     6,023,200 0.845 - 1.560   6,384,605          0.01      1.40 - 2.10     7.09 - 11.07
                              2004 (a)     5,846,191 0.762 - 1.412   5,465,035          0.03      1.40 - 2.10    15.52 - 16.36
Janus Aspen Global Life          2008      4,863,385 0.856 - 1.366   4,534,181            --      1.40 - 2.45 (30.73) - (29.98)
  Sciences Subaccount         2007 (a)     6,247,528 1.228 - 1.959   8,274,842            --      1.40 - 2.45     7.01 - 20.04
                              2006 (a)     7,103,646 1.027 - 1.639   7,888,399            --      1.40 - 2.50      3.67 - 4.88
                              2005 (a)     8,222,083 0.984 - 1.570   8,731,258            --      1.40 - 2.50     9.53 - 10.72
                              2004 (a)     9,480,547 0.892 - 1.423   9,058,558            --      1.40 - 2.50   (0.52) - 12.67
Janus Aspen Global Technology    2008     12,535,710 0.260 - 1.110   4,935,515          0.09      1.40 - 2.50 (45.40) - (44.65)
  Subaccount                  2007 (a)    15,556,567 0.472 - 2.017  10,864,204          0.37      1.40 - 2.50   (3.32) - 20.00
                              2006 (a)    16,742,310 0.395 - 1.688   8,626,487            --      1.40 - 2.45      5.20 - 6.30
                              2005 (a)    18,659,741 0.373 - 1.594   8,786,656            --      1.40 - 2.50     1.60 - 23.46
                              2004 (a)    23,034,602 0.340 - 1.750   9,236,032            --      1.40 - 2.50    (1.93) - 8.87

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                              AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------- --------------------------------------------------
                                                    UNIT VALUE(1)               INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                        LOWEST TO           NET        INCOME        LOWEST TO        LOWEST TO
                                              UNITS   HIGHEST ($)    ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                        ----------- ------------- ------------- ------------- ---------------- -------------------
Janus Aspen International       2008     45,196,584 0.727 - 1.767    45,301,896          1.14      1.25 - 2.50 (53.41) - (52.82)
  Growth Subaccount          2007 (a)    46,649,433 1.551 - 3.783    98,924,859          0.46      1.25 - 2.50    24.82 - 26.43
                             2006 (a)    39,477,549 1.235 - 3.023    63,301,996          1.93      1.25 - 2.50     7.41 - 44.80
                             2005 (a)    30,624,812 0.858 - 2.108    30,587,703          1.09      1.25 - 2.50    28.72 - 33.92
                             2004 (a)    32,041,920 0.662 - 1.634    23,231,843          0.83      1.25 - 2.50     9.22 - 17.24
Janus Aspen Mid Cap Growth      2008     28,579,786 0.354 - 1.262    13,787,452          0.06      0.30 - 2.60 (45.29) - (44.02)
  Subaccount                 2007 (a)    32,312,340 0.643 - 2.299    27,341,621          0.07      0.30 - 2.60     3.53 - 21.04
                             2006 (a)    37,639,585 0.538 - 1.932    25,719,132            --      0.60 - 2.60     2.48 - 12.66
                             2005 (a)    44,168,328 0.484 - 1.744    26,603,760            --      0.60 - 2.60     0.14 - 17.92
                             2004 (a)    51,226,509 0.440 - 1.592    26,562,889            --      0.60 - 2.60     1.19 - 24.24
Janus Aspen Mid Cap Value       2008      1,549,198 1.387 - 1.443     2,201,304          0.40      1.40 - 2.10 (29.38) - (28.92)
  Subaccount                 2007 (a)     1,802,779 1.964 - 2.030     3,616,456          1.25      1.40 - 2.10      4.91 - 5.67
                             2006 (a)     2,062,278 1.872 - 1.921     3,922,565          1.03      1.40 - 2.10    12.70 - 13.47
                             2005 (a)     2,101,134 1.661 - 1.693     3,530,008          0.65      1.40 - 2.10      7.72 - 8.53
                             2004 (a)     2,226,127 1.542 - 1.560     3,457,854          3.30      1.40 - 2.10    15.33 - 16.16
Janus Aspen Worldwide Growth    2008      1,473,348 0.551 - 1.606       933,270          0.15      0.30 - 2.45  (45.55) - (5.61)
  Subaccount                 2007 (a)    34,679,126 0.711 - 1.706    28,343,346          0.55      0.30 - 2.50    (5.11) - 8.61
                             2006 (a)    39,895,818 0.662 - 1.588    29,737,903          1.61      0.60 - 2.50     8.51 - 17.31
                             2005 (a)    46,394,416 0.572 - 1.377    29,711,140          1.20      0.60 - 2.45      2.99 - 4.92
                             2004 (a)    54,496,177 0.551 - 1.327    33,285,061          0.90      0.60 - 2.45    (4.19) - 3.93
LMPVET Aggressive Growth        2008    622,180,657 0.574 - 0.996   428,934,280            --      0.30 - 2.70 (42.18) - (40.60)
  Subaccount                 2007 (a)   741,329,195 0.978 - 1.824   873,001,582            --      0.30 - 2.70    (6.31) - 6.75
                             2006 (a)   828,375,230 1.011 - 1.763 1,008,765,968            --      0.60 - 2.70   (0.83) - 12.52
                             2005 (a)   882,099,864 0.946 - 1.616 1,008,008,342            --      0.60 - 2.70   (1.02) - 19.50
                             2004 (a)   851,032,222 0.862 - 1.498   888,608,001            --      0.60 - 2.65   (2.18) - 16.18
LMPVET Appreciation             2008    467,330,035 0.796 - 1.237   453,131,027          1.19      0.30 - 2.70 (31.28) - (29.54)
  Subaccount                 2007 (a)   583,776,051 1.149 - 1.775   814,727,982          1.06      0.30 - 2.70      0.32 - 7.74
                             2006 (a)   591,237,387 1.143 - 1.660   775,105,401          1.08      0.60 - 2.70     9.13 - 14.14
                             2005 (a)   652,374,697 1.014 - 1.466   758,783,275          0.86      0.60 - 2.70    (1.29) - 7.69
                             2004 (a)   642,839,189 0.991 - 1.426   731,959,575          1.15      0.60 - 2.60   (0.24) - 10.14
LMPVET Capital and Income       2008    156,487,513 0.688 - 0.999   131,469,976          0.92      0.30 - 2.75 (36.73) - (35.21)
  Subaccount                 2007 (a)   193,635,280 1.086 - 1.547   255,776,152          1.33      0.30 - 2.75    (1.75) - 5.10
                             2006 (a)   206,024,660 1.105 - 1.455   263,625,366          1.58      1.30 - 2.70      0.48 - 9.40
                             2005 (a)   211,410,592 1.020 - 1.333   252,369,546          1.40      1.30 - 2.70      0.96 - 7.50
                             2004 (a)   144,954,703 0.997 - 1.296   210,747,637          1.09      1.30 - 2.70    (0.45) - 7.96
LMPVET Capital Subaccount       2008    115,893,792 0.653 - 0.970    95,061,000          0.05      1.30 - 2.70 (43.67) - (42.87)
                             2007 (a)   152,949,759 1.151 - 1.698   221,598,096          0.36      1.30 - 2.70    (0.94) - 0.48
                             2006 (a)   183,219,024 1.152 - 1.690   265,543,722          0.59      1.30 - 2.70     9.02 - 12.22
                             2005 (a)   217,659,613 1.033 - 1.506   283,401,915          0.37      1.30 - 2.70    (1.29) - 8.67
                             2004 (a)   192,239,830 1.000 - 1.450   246,049,946          0.44      1.30 - 2.60     0.00 - 11.80
LMPVET Dividend Strategy        2008     57,971,618 0.576 - 1.035    38,759,544          2.71      0.30 - 2.60 (30.40) - (28.79)
  Subaccount                 2007 (a)    71,241,834 0.818 - 1.482    67,840,329          1.94      0.30 - 2.60    (0.82) - 5.77
                             2006 (a)    81,696,891 0.779 - 1.424    73,888,601          2.07      0.60 - 2.60    14.86 - 17.29
                             2005 (a)    96,864,753 0.670 - 1.235    74,835,821          1.92      0.60 - 2.60    (3.04) - 1.64
                             2004 (a)   103,379,134 0.681 - 1.265    78,742,140          0.95      0.60 - 2.60    (1.93) - 8.43

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                                AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                        ----------------------------------------- --------------------------------------------------
                                                      UNIT VALUE(1)               INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                          LOWEST TO           NET        INCOME        LOWEST TO        LOWEST TO
                                                UNITS   HIGHEST ($)    ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                        ------------- ------------- ------------- ------------- ---------------- -------------------
LMPVET Equity Index             2008      673,352,052 0.567 - 1.029   517,872,975          1.80      0.30 - 3.50 (39.54) - (37.71)
  Subaccount                 2007 (a)     931,047,864 0.930 - 1.676 1,139,332,798          1.56      0.30 - 3.50    (3.65) - 4.30
                             2006 (a)   1,247,256,223 0.908 - 1.627 1,480,164,547          1.53      0.60 - 3.60    11.34 - 14.44
                             2005 (a)   1,392,047,523 0.809 - 1.439 1,477,748,950          1.48      0.60 - 3.60    (0.78) - 8.80
                             2004 (a)   1,401,220,703 0.796 - 1.405 1,455,129,417          1.67      0.60 - 3.60     0.00 - 10.72
LMPVET Fundamental Value        2008      503,204,890 0.716 - 2.135   457,409,846          1.59      0.30 - 2.75 (38.34) - (36.73)
  Subaccount                 2007 (a)     615,032,338 1.159 - 3.407   899,059,753          1.20      0.30 - 2.75    (8.41) - 0.62
                             2006 (a)     579,041,469 1.176 - 3.404   857,241,747          1.57      0.60 - 2.70     7.52 - 16.10
                             2005 (a)     640,934,562 1.035 - 2.948   838,842,449          0.95      0.60 - 2.70   (0.08) - 11.22
                             2004 (a)     637,908,455 1.025 - 2.847   830,510,158          0.71      0.60 - 2.60    (0.64) - 8.83
LMPVET Global Equity            2008       42,841,696 0.697 - 1.089    37,811,490          0.07      1.30 - 2.60 (42.86) - (42.11)
  Subaccount                 2007 (a)      53,650,045 1.215 - 1.881    82,583,852          0.54      1.30 - 2.60      2.17 - 3.58
                             2006 (a)      59,433,754 1.185 - 1.816    89,196,048          1.17      1.30 - 2.60    12.21 - 13.71
                             2005 (a)      61,757,365 1.052 - 1.597    82,415,988          0.84      1.30 - 2.60     1.94 - 10.96
                             2004 (a)      37,526,371 1.026 - 1.519    49,385,893          0.74      1.30 - 2.60     1.43 - 10.41
LMPVET International All Cap    2008       83,125,785 0.519 - 1.132    65,489,475          1.91      0.30 - 2.45 (44.82) - (43.56)
  Opportunity Subaccount     2007 (a)      99,535,027 0.933 - 2.034   140,032,107          0.89      0.30 - 2.45      3.76 - 6.07
                             2006 (a)     117,587,244 0.891 - 1.946   158,149,388          2.06      0.30 - 2.45    22.84 - 25.44
                             2005 (a)     136,186,093 0.719 - 1.572   147,650,094          1.33      0.30 - 2.45     9.01 - 11.39
                             2004 (a)     155,729,405 0.654 - 1.432   153,350,394          0.92      0.30 - 2.45    15.01 - 18.88
LMPVET Investors Subaccount     2008      180,915,479 0.759 - 1.327   166,124,166          1.22      0.30 - 2.70 (37.38) - (35.81)
                             2007 (a)     228,211,487 1.212 - 2.074   330,952,064          1.43      0.30 - 2.70    (4.61) - 3.29
                             2006 (a)     101,551,259 1.199 - 2.008   156,887,651          1.54      0.60 - 2.70     3.61 - 17.50
                             2005 (a)     123,030,450 1.036 - 1.709   163,740,192          1.16      0.60 - 2.70     1.34 - 11.01
                             2004 (a)     136,882,274 0.991 - 1.613   173,922,436          1.49      0.60 - 2.60     0.24 - 13.52
LMPVET Large Cap Growth         2008      150,824,586 0.612 - 1.067   115,654,875          0.26      0.30 - 2.70 (38.96) - (37.50)
  Subaccount                 2007 (a)     188,404,599 0.994 - 1.712   234,261,631          0.04      0.30 - 2.70    (1.31) - 4.65
                             2006 (a)     232,886,086 0.961 - 1.636   281,734,618          0.14      0.60 - 2.70      1.55 - 5.41
                             2005 (a)     278,785,232 0.936 - 1.573   329,657,840          0.13      0.60 - 2.70   (2.08) - 14.01
                             2004 (a)     302,315,440 0.905 - 1.504   360,716,769          0.37      0.60 - 2.60   (7.61) - 14.13
LMPVET Lifestyle                2008      101,668,320 0.892 - 1.179    98,139,570          3.26      1.17 - 1.90 (28.75) - (28.20)
  Allocation 50% Subaccount  2007 (a)     127,276,506 1.252 - 1.642   171,934,433          3.41      1.17 - 1.90      1.29 - 2.05
                             2006 (a)     145,594,514 1.236 - 1.609   193,888,194          2.71      1.17 - 1.90      6.19 - 6.91
                             2005 (a)     169,628,482 1.164 - 1.505   212,166,507          2.22      1.17 - 1.90      0.61 - 1.35
                             2004 (a)     184,451,456 1.157 - 1.485   229,463,199          2.39      1.17 - 1.90      5.57 - 6.38
LMPVET Lifestyle                2008       61,066,781 0.814 - 1.011    50,738,235          2.32      1.17 - 1.90 (34.09) - (33.57)
  Allocation 70% Subaccount  2007 (a)      73,092,932 1.235 - 1.522    91,454,984          2.55      1.17 - 1.90      1.90 - 2.63
                             2006 (a)      87,069,481 1.209 - 1.483   106,393,247          1.83      1.17 - 1.90      6.78 - 7.62
                             2005 (a)     101,949,763 1.126 - 1.378   116,033,705          1.45      1.17 - 1.90      2.81 - 3.53
                             2004 (a)     116,747,312 1.091 - 1.331   128,666,569          1.55      1.17 - 1.90      6.67 - 7.43
LMPVET Lifestyle                2008       38,462,858 0.765 - 0.992    30,330,127          1.65      1.17 - 1.90 (38.60) - (38.15)
  Allocation 85% Subaccount  2007 (a)      45,631,090 1.246 - 1.604    58,313,241          1.51      1.17 - 1.90      1.38 - 2.17
                             2006 (a)      53,182,538 1.229 - 1.570    66,724,256          0.99      1.17 - 1.90      7.43 - 8.20
                             2005 (a)      64,153,803 1.144 - 1.451    74,562,883          0.44      1.17 - 1.90      4.00 - 4.84
                             2004 (a)      73,636,696 1.100 - 1.384    81,889,331          0.39      1.17 - 1.90      8.48 - 9.32

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                            AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                        ------------------------------------- --------------------------------------------------
                                                    UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                        LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                              UNITS   HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                        ----------- ------------- ----------- ------------- ---------------- -------------------
LMPVET Mid Cap Core             2008     57,996,976 0.806 - 1.130  55,520,897          0.19      1.30 - 2.70 (37.03) - (36.11)
  Subaccount                 2007 (a)    71,238,308 1.269 - 1.778 107,349,964          0.37      1.30 - 2.70    (3.30) - 5.81
                             2006 (a)    84,470,972 1.208 - 1.697 121,343,232          0.53      1.30 - 2.70    11.72 - 13.30
                             2005 (a)    97,571,737 1.072 - 1.511 124,336,440          0.62      1.30 - 2.70     2.58 - 15.72
                             2004 (a)   100,417,266 1.020 - 1.427 120,018,518            --      1.30 - 2.60   (0.08) - 18.40
LMPVET Small Cap Growth         2008     59,867,011 0.686 - 1.262  53,919,156            --      0.30 - 2.75 (42.32) - (40.89)
  Subaccount                 2007 (a)    71,547,703 1.177 - 2.168 110,867,024            --      0.30 - 2.75    (2.50) - 9.34
                             2006 (a)    48,654,073 1.089 - 2.006  72,415,820            --      0.60 - 2.75     2.71 - 12.18
                             2005 (a)    53,101,252 0.983 - 1.812  72,504,142            --      0.60 - 2.75   (1.49) - 15.51
                             2004 (a)    50,970,970 0.953 - 1.758  66,339,119            --      0.60 - 2.60     1.39 - 28.84
LMPVET Social Awareness         2008     39,745,946 0.711 - 2.339  50,092,116          1.84      0.30 - 2.50 (27.04) - (25.45)
  Subaccount                 2007 (a)    44,597,635 0.964 - 3.166  75,221,700          1.34      0.30 - 2.60     3.74 - 10.56
                             2006 (a)    49,752,084 0.882 - 2.891  76,089,838          0.51      0.30 - 2.60     3.03 - 13.49
                             2005 (a)    55,905,779 0.830 - 2.718  79,195,743          0.71      0.30 - 2.60    (1.02) - 7.18
                             2004 (a)    60,036,181 0.807 - 2.637  82,447,163          0.76      0.30 - 2.50     0.00 - 13.60
LMPVIT Adjustable Rate          2008     21,578,202 0.753 - 0.843  16,918,729          4.31      0.30 - 2.70 (23.29) - (21.44)
  Income Subaccount          2007 (a)    30,126,619 0.981 - 1.073  30,521,526          4.33      0.30 - 2.70    (1.39) - 0.75
                             2006 (a)    35,144,629 0.993 - 1.061  35,771,917          4.31      0.60 - 2.70      1.09 - 3.51
                             2005 (a)    39,587,779 0.979 - 1.025  39,430,489          3.40      0.60 - 2.70    (0.31) - 1.79
                             2004 (a)    27,818,230 0.982 - 1.007  27,573,973          2.22      0.80 - 2.60    (1.41) - 0.50
LMPVIT Diversified Strategic    2008     31,595,735 0.936 - 1.228  34,921,049          5.68      1.30 - 2.60 (15.82) - (14.74)
  Income Subaccount          2007 (a)    41,508,754 1.107 - 1.442  54,059,048          4.83      1.30 - 2.60    (0.62) - 0.62
                             2006 (a)    50,158,783 1.109 - 1.434  65,204,884          5.64      1.16 - 2.60      2.64 - 4.06
                             2005 (a)    60,220,905 1.075 - 1.380  75,567,646          5.28      1.30 - 2.60    (0.27) - 1.42
                             2004 (a)    65,775,796 1.097 - 1.364  82,450,611          5.01      1.30 - 2.60      2.90 - 8.07
LMPVIT Global High Yield        2008     11,006,706 0.713 - 1.124  10,450,813         10.04      1.40 - 2.60 (32.56) - (31.80)
  Bond Subaccount            2007 (a)    13,236,960 1.055 - 1.648  18,636,640          6.73      1.40 - 2.60   (4.92) - (1.44)
                             2006 (a)    14,752,622 1.084 - 1.672  21,408,366          5.68      1.40 - 2.60      5.72 - 9.07
                             2005 (a)    15,852,482 1.002 - 1.533  21,690,069          6.20      1.40 - 2.60    (0.20) - 3.89
                             2004 (a)    14,638,846 1.102 - 1.497  20,240,269          6.66      1.40 - 2.60      1.47 - 9.51
LMPVIT High Income              2008    123,565,072 0.736 - 1.278 115,143,440         10.18      0.30 - 2.70 (31.84) - (30.18)
  Subaccount                 2007 (a)   159,566,246 1.072 - 1.847 215,408,851          8.20      0.30 - 2.70    (2.40) - 0.97
                             2006 (a)   184,544,851 1.089 - 1.863 252,450,183          7.49      0.30 - 2.70     6.38 - 10.67
                             2005 (a)   209,633,796 1.000 - 1.699 263,313,301          7.92      0.30 - 2.70    (0.97) - 4.59
                             2004 (a)   215,261,542 1.051 - 1.675 267,542,578          8.75      0.30 - 2.60     0.08 - 10.72
LMPVIT Money Market             2008    300,953,532 1.010 - 1.445 338,022,005          2.50      0.30 - 2.70    (0.10) - 2.32
  Subaccount                 2007 (a)   206,176,952 1.010 - 1.425 232,418,158          4.79      0.30 - 2.70      0.58 - 4.57
                             2006 (a)   206,111,427 0.988 - 1.374 226,874,276          4.52      0.30 - 2.70      0.10 - 4.28
                             2005 (a)   224,635,730 0.969 - 1.329 240,933,053          2.77      0.30 - 2.70      0.20 - 2.49
                             2004 (a)   245,621,314 0.965 - 1.308 263,307,488          0.87      0.30 - 2.60    (1.73) - 0.40
LMPVIT Strategic Bond           2008     29,886,687 0.826 - 1.243  30,221,472          5.95      1.40 - 2.60 (19.10) - (18.17)
  Subaccount                 2007 (a)    36,686,427 1.018 - 1.519  45,919,702          4.69      1.40 - 2.60    (0.64) - 0.60
                             2006 (a)    39,934,855 1.021 - 1.510  50,131,185          5.38      1.40 - 2.60      2.15 - 3.57
                             2005 (a)    40,623,641 0.993 - 1.458  50,131,485          5.03      1.40 - 2.60    (0.50) - 1.22
                             2004 (a)    35,479,731 1.053 - 1.443  44,946,341          4.99      1.40 - 2.60      0.38 - 5.17

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                            AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                        ------------------------------------- --------------------------------------------------
                                                    UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                        LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                              UNITS   HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                        ----------- ------------- ----------- ------------- ---------------- -------------------
MIST American Funds Balanced
  Allocation Subaccount
  (Commenced 4/28/2008)         2008        460,585 0.703 - 0.707     324,976          9.23      0.30 - 1.15 (29.79) - (29.38)
MIST American Funds Growth
  Allocation Subaccount
  (Commenced 4/28/2008)         2008        361,073 0.637 - 0.641     231,081          8.34      0.30 - 1.30 (36.32) - (35.88)
MIST American Funds
  Moderate Allocation
  Subaccount
  (Commenced 4/28/2008)         2008        127,658 0.769 - 0.775      98,733          6.60      0.30 - 1.30 (23.20) - (22.67)
MIST Batterymarch Growth        2008    15,925,617 0.835 - 15.834 239,145,150          1.44      1.00 - 1.65 (37.92) - (37.50)
  and Income Subaccount      2007 (a)   18,277,607 1.345 - 25.333 440,328,684          0.87      1.00 - 1.65      6.07 - 6.77
  (Commenced 5/1/2006)       2006 (a)   21,299,043 1.268 - 23.727 482,879,112            --      1.00 - 1.65      7.55 - 8.09
MIST BlackRock High Yield       2008     55,599,982 0.769 - 4.524  78,057,547          7.33      0.19 - 2.65 (26.75) - (24.36)
  Subaccount                 2007 (a)    63,143,456 1.132 - 6.037 120,841,696          5.94      0.19 - 2.64    (3.27) - 2.16
  (Commenced 5/1/2006)       2006 (a)    45,095,489 1.151 - 1.603  65,000,201            --      0.60 - 2.65      3.01 - 6.11
MIST BlackRock Large Cap        2008     71,441,239 0.607 - 1.123  54,264,589          0.59      0.30 - 2.75 (39.06) - (37.48)
  Core Subaccount            2007 (a)    85,113,395 0.983 - 1.827 104,311,222          0.71      0.30 - 2.70    (2.36) - 5.26
  (Commenced 5/1/2006)       2006 (a)   101,594,807 0.938 - 1.744 118,294,948            --      0.60 - 2.70     5.05 - 10.59
MIST Clarion Global Real        2008    105,420,478 0.570 - 1.490  68,580,445          2.12      0.30 - 2.75 (43.20) - (41.78)
  Estate Subaccount          2007 (a)   124,374,407 1.003 - 2.594 140,702,795          1.01      0.30 - 2.75  (24.83) - (2.70)
  (Commenced 11/14/2005)     2006 (a)   139,168,963 1.211 - 1.454 170,229,023          0.01      0.30 - 2.75   (1.14) - 35.26
                             2005 (a)       306,793 1.074 - 1.075     329,565            --      1.70 - 2.60    (0.19) - 7.40
MIST Dreman Small Cap Value     2008     11,190,143 0.772 - 1.017  10,817,418          0.75      0.30 - 2.70 (27.24) - (25.45)
  Subaccount                 2007 (a)    10,129,896 1.045 - 1.377  13,308,156            --      0.30 - 2.70  (11.59) - (1.49)
  (Commenced 5/1/2006)       2006 (a)     6,819,826 1.068 - 1.408   9,181,770          0.61      0.60 - 2.70   (0.37) - 18.86
MIST Harris Oakmark             2008     73,645,655 0.646 - 1.168  62,788,056          2.06      0.30 - 2.70 (42.32) - (40.90)
  International Subaccount   2007 (a)    89,021,152 1.109 - 2.005 130,584,087          0.94      0.29 - 2.69  (11.52) - (1.45)
  (Commenced 5/1/2006)       2006 (a)    97,474,617 1.139 - 2.057 145,215,968            --      0.56 - 2.66     4.17 - 17.50
MIST Janus Forty Subaccount     2008    184,741,781 0.491 - 5.059 456,343,114          6.04      0.30 - 2.75 (43.44) - (42.04)
  Subaccount                 2007 (a)   191,666,259 0.859 - 8.811 845,500,235          0.17      0.30 - 2.75   (0.95) - 30.11
  (Commenced 5/1/2006)       2006 (a)   214,476,771 0.671 - 6.839 749,436,415            --      0.30 - 2.75     1.73 - 13.45
MIST Lazard Mid Cap
  Subaccount                    2008     69,717,278 0.639 - 1.603  72,983,686          0.08      0.30 - 2.65  (39.91) - (3.15)
  (Commenced 4/30/2007)      2007 (a)     5,965,059 1.059 - 1.161   6,737,323            --      0.30 - 2.60  (14.93) - (5.73)
MIST Legg Mason Partners
  Aggressive Growth
  Subaccount
  (Commenced 4/28/2008)         2008        103,980 0.491 - 0.515      52,646            --      0.30 - 0.90 (36.79) - (36.53)
MIST Legg Mason Partners        2008     52,545,400 0.873 - 5.046 145,959,043          3.42      0.30 - 2.60 (27.17) - (25.42)
  Managed Assets Subaccount  2007 (a)    62,904,250 1.197 - 6.834 232,780,852          2.47      0.30 - 2.60    (0.32) - 6.01
  (Commenced 5/1/2006)       2006 (a)    74,325,836 1.154 - 6.508 257,881,560            --      0.30 - 2.60      4.94 - 8.91

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                            AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                        ------------------------------------- --------------------------------------------------
                                                    UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                        LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                              UNITS   HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                        ----------- ------------- ----------- ------------- ---------------- -------------------
MIST Legg Mason Value Equity    2008      9,703,866 0.439 - 0.480   4,349,147          0.02      0.30 - 2.60 (55.79) - (54.76)
  Subaccount                 2007 (a)     8,033,958 0.993 - 1.013   8,088,383            --      1.70 - 2.60   (8.39) - (7.49)
  (Commenced 11/14/2005)     2006 (a)     8,080,451 1.084 - 1.095   8,812,069            --      1.70 - 2.60      3.83 - 9.20
                             2005 (a)     3,024,819 1.043 - 1.045   3,158,285            --      1.70 - 2.60    (1.79) - 4.50
MIST Loomis Sayles Global
  Markets Subaccount            2008     46,805,268 1.036 - 3.096 129,910,023          5.05      0.30 - 1.65 (40.09) - (39.26)
  (Commenced 4/30/2007)      2007 (a)    52,358,564 1.725 - 5.148 243,698,087            --      0.30 - 1.65    19.39 - 20.46
MIST Lord Abbett Bond           2008     50,357,034 0.938 - 1.462  58,397,632          4.53      0.30 - 2.65 (20.53) - (18.67)
  Debenture Subaccount       2007 (a)    60,470,520 1.178 - 1.813  88,568,023          5.47      0.30 - 2.65      1.31 - 6.16
  (Commenced 5/1/2006)       2006 (a)    63,399,577 1.130 - 1.717  89,513,985            --      0.60 - 2.65      4.06 - 5.79
MIST Lord Abbett Growth and     2008    200,939,476 0.668 - 3.431 145,054,521          1.55      0.30 - 2.70 (38.03) - (36.47)
  Income Subaccount          2007 (a)   239,539,828 1.078 - 1.407 267,772,267          0.68      0.05 - 2.70    (2.62) - 3.32
  (Commenced 11/14/2005)     2006 (a)   191,555,885 1.068 - 1.187 209,981,658          0.02      0.35 - 2.70     6.69 - 15.80
                             2005 (a)       492,132 1.024 - 1.025     504,179          1.25      1.70 - 2.60    (0.77) - 2.40
MIST Lord Abbett Mid Cap        2008     80,119,831 0.620 - 0.855  51,848,646          0.58      0.30 - 2.75 (40.44) - (38.93)
  Value Subaccount           2007 (a)    94,328,307 1.041 - 1.401 101,596,400          0.06      0.30 - 2.75  (11.39) - (0.56)
  (Commenced 11/14/2005)     2006 (a)     4,978,445 1.064 - 1.142   5,537,536          0.32      1.30 - 2.70   (0.47) - 15.75
                             2005 (a)       748,298 1.034 - 1.035     774,357          0.80      1.70 - 2.60    (0.86) - 3.50
MIST Met/AIM Capital            2008     67,365,663 0.411 - 0.949  53,921,804          1.99      0.30 - 2.75 (44.24) - (42.77)
  Appreciation Subaccount    2007 (a)    79,038,320 0.728 - 1.680 111,796,001          0.08      0.30 - 2.75   (1.31) - 11.20
  (Commenced 5/1/2006)       2006 (a)    80,584,904 0.661 - 1.528 102,956,734          0.17      0.60 - 2.75   (1.95) - (0.58)
MIST Met/AIM Small Cap          2008      6,688,902 0.685 - 0.882   5,665,418            --      0.30 - 2.70 (40.29) - (38.81)
  Growth Subaccount          2007 (a)     4,965,688 1.129 - 1.455   6,946,984            --      0.30 - 2.70   (7.16) - 10.77
  (Commenced 5/1/2006)       2006 (a)     3,177,286 1.026 - 1.322   4,073,297            --      0.60 - 2.70   (1.47) - 14.44
MIST Met/Franklin Mutual
  Shares Subaccount
  (Commenced 4/28/2008)         2008        386,422 0.656 - 0.659     254,151         10.69      1.70 - 2.25 (34.37) - (34.19)
MIST MFS Emerging Markets
  Equity Subaccount             2008     49,186,008 0.776 - 1.928  69,356,966          0.98      0.30 - 2.75   (58.76) - 0.58
  (Commenced 4/30/2007)      2007 (a)    22,838,831 2.030 - 4.094  69,677,937            --      0.30 - 2.65     0.00 - 26.05
MIST MFS Research               2008     65,026,844 0.810 - 1.398  68,048,654          1.70      0.30 - 2.65 (44.56) - (42.53)
  International Subaccount   2007 (a)    57,544,188 1.442 - 2.468 102,336,302          0.15      0.30 - 2.60   (3.39) - 11.36
  (Commenced 11/14/2005)     2006 (a)     5,651,436 1.307 - 1.320   7,437,528          1.36      1.70 - 2.60    11.89 - 24.41
                             2005 (a)       322,712 1.059 - 1.061     342,188          0.70      1.70 - 2.60    (0.28) - 6.53
MIST Oppenheimer Capital        2008    458,261,491 0.550 - 0.611 261,896,842          0.31      0.30 - 2.65 (47.40) - (45.98)
  Appreciation Subaccount    2007 (a)    26,945,381 1.114 - 1.137  30,451,362            --      1.40 - 2.65   (3.52) - 12.69
  (Commenced 5/1/2006)       2006 (a)    25,498,695 1.001 - 1.009  25,665,518            --      1.40 - 2.65   (0.59) - 11.07
MIST PIMCO Inflation            2008     84,875,080 0.947 - 1.132  89,827,203          3.82      0.30 - 2.70   (9.46) - (7.14)
  Protected Bond Subaccount  2007 (a)    73,914,152 1.041 - 1.228  86,351,508          0.17      0.80 - 2.70     0.00 - 10.15
  (Commenced 11/14/2005)     2006 (a)     4,512,924 0.977 - 0.987   4,439,945          2.92      0.30 - 2.60   (2.20) - (1.30)
                             2005 (a)     1,391,214 0.999 - 1.000   1,390,519            --      1.70 - 2.60    (0.99) - 0.81

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                             AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                         ------------------------------------- --------------------------------------------------
                                                     UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                         LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                               UNITS   HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                         ----------- ------------- ----------- ------------- ---------------- -------------------
MIST PIMCO Total Return          2008     20,657,165 1.055 - 1.085  22,251,150          3.60      1.70 - 2.60   (2.22) - (1.36)
  Subaccount                  2007 (a)    17,237,540 1.079 - 1.100  18,856,207          3.31      1.70 - 2.60      4.86 - 5.77
  (Commenced 11/14/2005)      2006 (a)    15,842,977 1.029 - 1.040  16,420,536          2.29      1.70 - 2.60      1.78 - 2.77
                              2005 (a)     3,430,988 1.011 - 1.012   3,469,914            --      1.70 - 2.60      0.30 - 1.51
MIST Pioneer Fund Subaccount     2008     16,387,552 0.680 - 1.382  18,839,100          1.12      0.30 - 2.60 (34.56) - (32.98)
  (Commenced 5/1/2006)        2007 (a)    18,642,832 1.026 - 2.083  32,327,745          0.89      0.30 - 2.60    (1.73) - 4.65
                              2006 (a)    21,298,211 0.989 - 2.009  35,569,034            --      0.30 - 2.60     6.84 - 10.95
MIST Pioneer Strategic Income    2008    132,562,461 0.949 - 1.824 156,083,247          6.69      0.30 - 2.70 (14.11) - (10.96)
  Subaccount                  2007 (a)   137,915,159 1.088 - 2.067 187,183,787          0.68      0.30 - 2.70    (0.25) - 6.25
  (Commenced 5/1/2006)        2006 (a)   139,920,997 1.044 - 1.961 183,340,432          4.59      0.30 - 2.70      1.32 - 4.57
MIST SSgA Growth and Income      2008    130,577,256         0.840 109,653,164          1.90             1.25           (25.99)
  ETF Subaccount              2007 (a)   147,441,601         1.135 167,304,437            --             1.25             4.13
  (Commenced 11/14/2005)      2006 (a)   158,709,583         1.090 173,013,019          1.47             1.25             9.00
                              2005 (a)            --            --          --            --               --               --
MIST SSgA Growth ETF             2008    161,274,026         0.766 123,461,622          1.56             1.25           (33.74)
  Subaccount                  2007 (a)   175,301,265         1.156 202,730,917            --             1.25             4.24
  (Commenced 11/14/2005)      2006 (a)   181,206,750         1.109 200,905,447          1.09             1.25            10.90
                              2005 (a)            --            --          --            --               --               --
MIST T. Rowe Price Mid Cap
  Growth Subaccount
  (Commenced 4/28/2008)          2008      1,198,311 0.761 - 0.909   1,061,661            --      1.55 - 2.65 (38.51) - (38.05)
MIST Third Avenue Small Cap      2008    150,325,118 0.658 - 1.298 132,190,608          0.77      0.30 - 2.70 (31.74) - (30.08)
  Value Subaccount            2007 (a)   177,121,221 0.964 - 1.876 223,905,276          0.36      0.30 - 2.70  (10.65) - (3.56)
  (Commenced 5/1/2006)        2006 (a)    63,225,110 1.021 - 1.792  70,653,137            --      0.60 - 2.70      1.79 - 5.99
MIST Turner Mid Cap
  Growth Subaccount
  (Commenced 4/28/2008)          2008      2,586,292 0.749 - 0.946   2,331,082            --      1.55 - 2.65 (45.80) - (45.39)
MIST Van Kampen Mid Cap          2008     16,241,619 0.485 - 1.321  12,604,861          0.43      0.30 - 2.60 (49.06) - (47.29)
  Growth Subaccount           2007 (a)     3,986,582 1.311 - 1.336   5,299,998            --      1.70 - 2.60   (7.20) - 21.34
  (Commenced 11/14/2005)      2006 (a)     4,406,247 1.090 - 1.101   4,834,885            --      1.70 - 2.60      5.62 - 6.58
                              2005 (a)       736,746 1.032 - 1.033     760,699            --      1.70 - 2.60    (1.43) - 3.20
MIST Van Kampen Comstock         2008        938,859 0.677 - 0.696     648,344          2.17      1.70 - 2.60 (37.55) - (37.01)
  Portfolio Subaccount        2007 (a)     1,286,953 1.084 - 1.105   1,416,028          1.48      1.70 - 2.60   (5.41) - (4.08)
  (Commenced 11/14/2005)      2006 (a)     1,279,856 1.141 - 1.152   1,471,570            --      1.70 - 2.60     1.06 - 14.06
                              2005 (a)       104,387 1.009 - 1.010     105,369          2.33      1.70 - 2.60    (1.18) - 0.90
Morgan Stanley Capital           2008        938,169 0.676 - 0.844     753,390          0.17      1.60 - 2.60 (49.11) - (48.57)
  Opportunities Subaccount    2007 (a)     1,543,165 1.326 - 1.641   2,443,108          0.16      1.60 - 2.60    16.12 - 17.30
                              2006 (a)     1,027,015 1.142 - 1.399   1,389,661            --      1.60 - 2.60      1.29 - 2.27
                              2005 (a)     1,016,022 1.124 - 1.368   1,353,782            --      1.60 - 2.60     3.79 - 22.19
                              2004 (a)       851,337 1.082 - 1.179     991,241          0.44      1.60 - 2.60     0.60 - 20.98

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                            AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                        ------------------------------------- --------------------------------------------------
                                                    UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                        LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                              UNITS   HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                        ----------- ------------- ----------- ------------- ---------------- -------------------
Morgan Stanley Dividend         2008      2,424,014 0.711 - 0.843   1,981,211          0.42      1.60 - 2.50 (38.06) - (37.51)
  Growth Subaccount          2007 (a)     2,901,396 1.193 - 1.349   3,816,301          1.01      1.60 - 2.50    (5.62) - 2.27
                             2006 (a)     3,107,296 1.177 - 1.319   4,019,208          1.15      1.60 - 2.50      8.08 - 9.10
                             2005 (a)     3,176,334 1.089 - 1.209   3,788,337          1.11      1.60 - 2.50      2.78 - 5.32
                             2004 (a)     2,396,603 1.153 - 1.166   2,774,412          1.85      1.60 - 2.50      5.36 - 8.81
Morgan Stanley S&P 500 Index    2008      6,631,301 0.722 - 0.883   5,673,311          2.18      1.55 - 2.60 (38.88) - (38.23)
  Subaccount                 2007 (a)     6,967,206 1.178 - 1.430   9,696,418          1.53      1.55 - 2.60      2.29 - 3.36
                             2006 (a)     7,539,294 1.147 - 1.384  10,207,594          1.43      1.55 - 2.60    12.32 - 13.44
                             2005 (a)     8,719,992 1.019 - 1.220  10,480,009          1.51      1.55 - 2.60    (1.15) - 6.44
                             2004 (a)     7,702,145 1.069 - 1.187   9,098,526          0.75      1.60 - 2.60      1.61 - 8.50
MSF BlackRock Aggressive        2008    154,809,818 0.364 - 0.998  91,555,768            --      0.30 - 2.70 (47.24) - (45.92)
  Growth Subaccount          2007 (a)   185,128,306 0.683 - 1.874 206,830,312            --      0.30 - 2.70   (0.56) - 19.69
  (Commenced 5/1/2006)       2006 (a)   221,481,261 0.577 - 1.584 209,191,278            --      0.60 - 2.70    (3.09) - 9.61
MSF BlackRock Bond Income       2008    265,533,848 0.912 - 1.671 305,259,676          5.16      0.30 - 2.75   (9.43) - (3.72)
  Subaccount                 2007 (a)   316,222,898 1.044 - 1.753 388,189,298          3.22      0.30 - 2.70      1.11 - 6.01
  (Commenced 5/1/2006)       2006 (a)   358,237,572 1.006 - 1.672 422,073,952            --      0.30 - 2.70      3.00 - 4.82
MSF BlackRock Diversified
  Subaccount                    2008     68,632,597 0.855 - 1.964 122,906,726          2.82      0.30 - 2.65 (26.08) - (23.80)
  (Commenced 4/30/2007)      2007 (a)    72,810,413 1.185 - 2.645 182,396,183            --      0.30 - 1.65      0.34 - 1.22
MSF BlackRock Large Cap
  Value Subaccount
  (Commenced 4/28/2008)         2008     18,738,894 0.730 - 1.010  17,997,131            --      0.30 - 2.65 (32.35) - (31.26)
MSF BlackRock Legacy Large
  Cap Growth Subaccount
  (Commenced 4/28/2008)         2008          8,268         2.335      19,311            --             0.30           (34.82)
MSF BlackRock Money Market      2008    380,710,006 1.023 - 1.890 441,091,140          2.77      0.30 - 2.90    (0.10) - 3.28
  Subaccount                 2007 (a)   296,236,103 1.020 - 1.298 335,896,555          4.94      0.30 - 2.90      0.29 - 4.42
  (Commenced 5/1/2006)       2006 (a)   226,079,051 0.995 - 1.243 247,590,076          3.29      0.60 - 2.90      0.00 - 2.90
MSF Capital Guardian            2008     31,976,246 0.424 - 1.260  25,981,760          1.23      0.30 - 2.60 (41.75) - (40.43)
  U.S. Equity Subaccount     2007 (a)    37,240,803 0.723 - 2.133  53,369,708          0.41      0.30 - 2.60   (6.69) - (1.25)
  (Commenced 5/1/2006)       2006 (a)    28,891,547 0.737 - 2.160  51,066,458            --      1.17 - 2.60      2.10 - 4.04
MSF Davis Venture Value
  Subaccount
  (Commenced 4/28/2008)         2008     50,458,028 0.633 - 0.941  41,210,080            --      0.30 - 2.75 (38.81) - (37.72)
MSF FI Large Cap Subaccount     2008    269,094,161 0.444 - 0.898 173,931,744            --      0.30 - 2.65 (46.27) - (45.00)
  (Commenced 5/1/2006)       2007 (a)   317,247,941 0.818 - 1.650 376,455,823          0.17      0.30 - 2.65      1.22 - 3.64
                             2006 (a)   392,883,001 0.799 - 1.610 454,441,857            --      0.30 - 2.65      0.49 - 2.27
MSF FI Value Leaders            2008    105,348,325 0.664 - 1.243 100,762,189          1.84      0.30 - 2.65 (40.60) - (39.17)
  Subaccount                 2007 (a)   122,428,834 1.113 - 2.067 196,125,953          0.85      0.30 - 2.65    (5.58) - 3.43
  (Commenced 5/1/2006)       2006 (a)   144,737,748 1.094 - 2.014 228,429,756            --      0.60 - 2.65      1.86 - 3.31
MSF Jennison Growth
  Subaccount
  (Commenced 4/28/2008)         2008    110,066,602 0.357 - 0.995  52,990,327            --      0.30 - 2.60 (34.22) - (33.18)

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                               AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                         --------------------------------------- --------------------------------------------------
                                                     UNIT VALUE(1)               INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                         LOWEST TO           NET        INCOME        LOWEST TO        LOWEST TO
                                               UNITS   HIGHEST ($)    ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                         ----------- ------------- ------------- ------------- ---------------- -------------------
MSF Lehman Brothers Aggregate
  Bond Index Subaccount          2008     71,329,220 1.139 - 2.158   135,715,355          4.71      0.30 - 1.40      4.50 - 5.66
  (Commenced 11/12/2007)      2007 (a)    85,048,945 1.090 - 2.062   154,016,372            --      0.30 - 1.40      1.27 - 1.43
MSF MetLife Aggressive           2008     65,363,759 0.615 - 0.677    43,639,028          0.52      0.30 - 2.60 (41.98) - (40.61)
  Allocation Subaccount       2007 (a)    68,089,229 1.060 - 1.146    77,117,339          0.03      0.30 - 2.60    (8.11) - 2.98
  (Commenced 11/14/2005)      2006 (a)     8,380,176 1.053 - 1.124     8,993,489          0.03      0.30 - 2.60     4.05 - 12.55
                              2005 (a)            --            --            --            --               --               --
MSF MetLife Conservative         2008     26,245,707 0.886 - 0.952    23,973,280          0.89      0.30 - 2.70 (16.65) - (14.70)
  Allocation Subaccount       2007 (a)    15,892,326 1.067 - 1.116    17,241,806            --      0.30 - 2.50    (0.09) - 5.28
  (Commenced 11/14/2005)      2006 (a)     6,328,313 1.036 - 1.060     6,590,303          0.11      0.30 - 2.50      0.97 - 5.80
                              2005 (a)            --            --            --            --               --               --
MSF MetLife Conservative to      2008     89,863,744 0.815 - 0.881    76,216,690          1.12      0.30 - 2.50 (23.55) - (21.83)
  Moderate Allocation         2007 (a)    93,106,882 1.067 - 1.127   102,041,214            --      0.30 - 2.45    (1.10) - 4.55
  Subaccount                  2006 (a)    10,121,656 1.043 - 1.078    10,666,045          0.14      0.30 - 2.45    (0.67) - 8.71
  (Commenced 11/14/2005)      2005 (a)            --            --            --            --               --               --
MSF MetLife Mid Cap Stock        2008      6,459,837         0.674     4,353,823          1.37             1.25           (36.95)
  Index Subaccount            2007 (a)     5,333,803         1.069     5,703,436          0.72             1.25             6.37
  (Commenced 5/1/2006)        2006 (a)     2,799,148         1.005     2,811,968            --             1.25             0.10
MSF MetLife Moderate             2008    448,656,252 0.737 - 0.811   349,923,570          0.82      0.30 - 2.75 (30.60) - (28.80)
  Allocation Subaccount       2007 (a)   479,135,478 1.063 - 1.139   530,119,596            --      0.30 - 2.70    (3.58) - 4.02
  (Commenced 11/14/2005)      2006 (a)    42,183,505 1.047 - 1.095    44,694,570          0.05      0.30 - 2.70   (0.38) - 10.81
                              2005 (a)            --            --            --            --               --               --
MSF MetLife Moderate to          2008    401,062,441 0.672 - 0.745   290,979,056          0.62      0.30 - 2.65 (36.84) - (35.33)
  Aggressive Allocation       2007 (a)   442,105,761 1.065 - 1.152   499,873,765          0.02      0.30 - 2.60    (5.55) - 3.50
  Subaccount                  2006 (a)    41,298,469 1.052 - 1.113    44,253,248          0.04      0.30 - 2.60     4.99 - 12.69
  (Commenced 11/14/2005)      2005 (a)            --            --            --            --               --               --
MSF MetLife Stock Index          2008    491,992,717 0.558 - 1.450   354,305,788          1.98      0.28 - 2.50 (38.82) - (37.32)
  Subaccount                  2007 (a)   531,845,303 0.899 - 2.319   615,919,014          0.02      0.28 - 1.63    (1.67) - 3.87
  (Commenced 5/1/2006)        2006 (a)     3,215,810         1.086     3,490,938            --             1.25             8.49
MSF MFS Total Return             2008    485,162,845 0.735 - 2.227   625,319,073          3.54      0.30 - 2.90 (24.58) - (22.59)
  Subaccount                  2007 (a)   592,318,130 0.973 - 2.900 1,001,081,924          2.00      0.30 - 2.90    (3.63) - 3.88
  (Commenced 5/1/2006)        2006 (a)   660,387,222 1.064 - 2.817 1,099,814,721            --      0.30 - 2.70      2.14 - 9.19
MSF MFS Value Subaccount         2008     62,480,214 0.864 - 1.245    64,279,938          1.88      0.30 - 2.70 (34.35) - (31.31)
  (Commenced 5/1/2006)        2007 (a)    61,212,759 1.305 - 1.887    95,032,956            --      0.30 - 2.70    (2.29) - 6.94
                              2006 (a)    58,246,549 1.236 - 1.793    86,361,909          1.31      0.60 - 2.70     0.58 - 12.66
MSF Morgan Stanley EAFE          2008     52,994,262 0.675 - 1.594    69,092,998          3.03      0.30 - 1.60 (42.99) - (42.23)
  Index Subaccount            2007 (a)    61,113,909 1.184 - 2.786   137,682,866          0.02      0.30 - 1.60    (1.47) - 9.29
  (Commenced 5/1/2006)        2006 (a)        73,275 1.086 - 1.087        79,571            --      1.40 - 1.60    15.90 - 18.41
MSF Neuberger Berman
  Mid Cap Value Subaccount       2008     15,069,022 0.636 - 1.092    13,966,556          0.88      1.40 - 2.60 (48.66) - (48.09)
  (Commenced 4/30/2007)       2007 (a)    18,555,447 1.236 - 2.113    33,318,738            --      1.40 - 2.60   (7.66) - (6.90)

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                              AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                          ------------------------------------- --------------------------------------------------
                                                      UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                          LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                                UNITS   HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                          ----------- ------------- ----------- ------------- ---------------- -------------------
MSF Oppenheimer Global            2008    448,654,570 0.623 - 1.146 295,841,010          2.07      0.30 - 2.75 (42.21) - (40.55)
  Equity Subaccount            2007 (a)   494,911,133 1.078 - 1.959 557,280,094          1.01      0.30 - 2.75    (3.86) - 6.12
  (Commenced 5/1/2006)         2006 (a)   522,236,566 1.043 - 1.062 549,917,370            --      0.29 - 2.75     3.26 - 18.89
MSF Russell 2000 Index
  Subaccount                      2008     54,971,926 0.859 - 1.916  87,292,343          1.30      0.30 - 1.65 (34.53) - (33.61)
  (Commenced 4/30/2007)        2007 (a)    60,356,432 1.309 - 2.917 146,529,196            --      0.30 - 1.65   (7.89) - (0.63)
MSF T. Rowe Price Large Cap       2008     59,778,256 0.637 - 0.972  39,237,067          0.29      0.30 - 2.65 (43.53) - (42.18)
  Growth Subaccount            2007 (a)    64,027,839 1.129 - 1.156  73,516,561          0.20      1.17 - 2.60    (2.24) - 7.84
  (Commenced 5/1/2006)         2006 (a)    72,617,849 1.062 - 1.072  77,601,882            --      1.17 - 2.60      2.50 - 9.79
MSF T. Rowe Price Small Cap
  Growth Subaccount
  (Commenced 4/28/2008)           2008     91,237,701 0.584 - 1.082  69,058,943            --      0.30 - 2.65 (34.75) - (33.70)
MSF Western Asset Management
  Strategic Bond Opportunities    2008      4,192,426 1.579 - 1.736   6,937,973          4.25      1.17 - 1.45 (16.23) - (15.99)
  Subaccount                   2007 (a)     4,659,891 1.885 - 2.068   9,169,920          2.79      1.17 - 1.45      2.50 - 2.78
  (Commenced 5/1/2006)         2006 (a)     5,511,825 1.839 - 2.013  10,516,569            --      1.17 - 1.45      4.37 - 4.56
MSF Western Asset Management      2008    165,146,188 1.006 - 2.243 209,916,401          3.03      0.15 - 2.45   (2.77) - (0.45)
  U.S. Government Subaccount   2007 (a)    85,176,942 1.028 - 2.276 135,725,343          2.75      0.15 - 2.45      0.83 - 4.21
  (Commenced 11/14/2005)       2006 (a)    93,487,936 1.002 - 2.205 145,461,037          0.02      0.15 - 2.45      2.77 - 4.40
                               2005 (a)            --            --          --            --               --               --
PIMCO VIT Total Return            2008    300,389,375 1.085 - 1.479 380,022,223          4.48      0.30 - 2.70      1.97 - 4.48
  Subaccount                   2007 (a)   338,608,781 1.064 - 1.420 416,057,057          4.80      0.30 - 2.70      5.80 - 8.50
                               2006 (a)   375,951,261 1.005 - 1.313 433,616,277          4.41      0.60 - 2.70      0.48 - 3.22
                               2005 (a)   406,619,404 0.994 - 1.272 461,069,705          3.44      0.60 - 2.70    (1.41) - 1.85
                               2004 (a)   349,344,992 1.011 - 1.249 399,308,340          1.89      0.60 - 2.65    (0.29) - 7.35
Pioneer VCT Bond Subaccount       2008     22,163,097 1.051 - 1.066  23,504,903          5.07      1.50 - 2.75   (3.58) - (2.38)
  (Commenced 2/14/2005)        2007 (a)    19,594,381 1.090 - 1.092  21,376,590          0.65      1.50 - 2.75      9.00 - 9.20
                               2006 (a)            --            --          --            --               --               --
                               2005 (a)            --            --          --            --               --               --
Pioneer VCT Cullen Value          2008     14,609,008 0.837 - 0.874  12,564,364          1.38      1.50 - 2.75 (34.39) - (33.56)
  Subaccount                   2007 (a)    15,163,835 1.274 - 1.320  19,730,517          0.81      1.50 - 2.75    (3.44) - 4.79
  (Commenced 2/14/2005)        2006 (a)    11,247,180 1.229 - 1.264  14,016,258          0.19      1.50 - 2.75     1.06 - 15.47
                               2005 (a)     3,968,836 1.077 - 1.099   4,302,483            --      1.50 - 2.75   (1.08) - 12.41
Pioneer VCT Emerging Markets      2008      8,306,485 0.970 - 1.837  13,714,981          0.09      1.50 - 2.75 (59.46) - (58.92)
  Subaccount                   2007 (a)     9,123,959 2.381 - 4.474  37,020,827          0.34      1.50 - 2.75     3.09 - 41.66
                               2006 (a)     8,408,497 1.711 - 3.190  24,663,407          0.33      1.50 - 2.75     3.83 - 33.47
                               2005 (a)     7,090,159 1.731 - 2.397  16,064,316          0.46      1.45 - 2.75    11.01 - 39.65
                               2004 (a)     4,386,797 1.294 - 1.767   7,497,721          0.69      1.45 - 2.65     0.00 - 28.02
Pioneer VCT Equity Income         2008     18,907,498 0.817 - 1.165  20,833,195          2.58      1.50 - 2.60 (32.29) - (31.52)
  Subaccount                   2007 (a)    22,291,961 1.203 - 1.703  36,147,512          2.30      1.50 - 2.60   (9.22) - (0.96)
                               2006 (a)    21,474,930 1.225 - 1.720  35,515,293          2.39      1.50 - 2.60     0.65 - 20.32
                               2005 (a)    19,606,053 1.155 - 1.430  27,195,942          2.17      1.50 - 2.60    (0.52) - 5.08
                               2004 (a)    14,251,372 1.125 - 1.377  19,226,756          2.49      1.50 - 2.50   (0.18) - 15.10

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                               AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                           ------------------------------------- --------------------------------------------------
                                                       UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                           LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                                 UNITS   HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                           ----------- ------------- ----------- ------------- ---------------- -------------------
Pioneer VCT Fund Subaccount        2008     29,416,956 0.795 - 1.055  28,806,173          1.48      1.40 - 2.65 (36.06) - (35.26)
                                2007 (a)    35,397,790 1.233 - 1.633  53,896,618          1.03      1.40 - 2.65      0.00 - 3.36
                                2006 (a)    26,477,150 1.198 - 1.583  39,184,315          1.12      1.40 - 2.65   (0.91) - 14.74
                                2005 (a)    25,896,466 1.081 - 1.385  33,634,022          1.12      1.40 - 2.65      1.11 - 7.72
                                2004 (a)    23,025,979 1.040 - 1.327  29,208,142          1.07      1.45 - 2.65     0.74 - 13.11
Pioneer VCT Global High Yield      2008     12,980,841 0.683 - 0.748   9,492,903         11.22      1.50 - 2.75 (36.11) - (35.27)
  Subaccount                    2007 (a)    13,165,119 1.065 - 1.156  14,980,645          8.06      1.50 - 2.90    (4.31) - 0.52
  (Commenced 2/14/2005)         2006 (a)     9,512,270 1.075 - 1.149  10,822,829          7.31      1.55 - 2.75     0.18 - 10.28
                                2005 (a)     2,819,278 1.032 - 1.045   2,929,367          4.98      1.55 - 2.75    (0.48) - 5.80
Pioneer VCT High Yield             2008     31,465,476 0.669 - 0.860  25,983,877          7.95      1.50 - 2.75 (37.36) - (36.62)
  Subaccount                    2007 (a)    32,302,590 1.068 - 1.357  42,151,710          5.08      1.50 - 2.75    (2.54) - 4.05
                                2006 (a)    37,727,733 1.044 - 1.305  47,756,669          5.29      1.50 - 2.75      0.17 - 6.62
                                2005 (a)    35,815,878 1.064 - 1.224  42,939,846          5.25      1.50 - 2.75    (1.02) - 4.78
                                2004 (a)    42,761,712 1.075 - 1.223  51,717,595          5.09      1.50 - 2.65      0.80 - 7.70
Pioneer VCT Ibbotson               2008     10,809,658 0.724 - 0.750   7,970,490          1.65      1.55 - 2.55 (41.31) - (40.76)
  Aggressive Allocation         2007 (a)    10,091,154 1.233 - 1.266  12,624,697          1.22      1.55 - 2.55    (6.65) - 3.60
  Subaccount                    2006 (a)     8,698,247 1.202 - 1.222  10,550,244          0.25      1.55 - 2.65     4.76 - 14.99
  (Commenced 2/14/2005)         2005 (a)     2,745,386 1.077 - 1.086   2,967,717            --      1.55 - 2.65   (1.10) - 10.94
Pioneer VCT Ibbotson Growth        2008    241,041,098 0.686 - 0.788 184,451,666          2.24      1.50 - 2.90 (37.01) - (36.04)
  Allocation Subaccount         2007 (a)   211,130,637 1.089 - 1.232 254,649,449          1.01      1.50 - 2.90    (5.52) - 4.06
  (Commenced 2/14/2005)         2006 (a)   126,729,579 1.060 - 1.184 147,898,331          0.14      1.55 - 2.90     0.09 - 12.25
                                2005 (a)    12,369,174 1.056 - 1.069  13,133,060            --      1.55 - 2.75      0.95 - 9.15
Pioneer VCT Ibbotson Moderate      2008    131,739,676 0.720 - 0.809 103,808,691          2.90      1.50 - 2.90 (33.09) - (32.13)
  Allocation Subaccount         2007 (a)   128,084,206 1.076 - 1.192 149,880,953          1.00      1.50 - 2.90    (3.28) - 4.10
  (Commenced 2/14/2005)         2006 (a)    86,309,793 1.049 - 1.145  97,657,013          0.30      1.50 - 2.90    (0.29) - 9.01
                                2005 (a)    19,042,427 1.042 - 1.051  19,956,928            --      1.50 - 2.75      0.00 - 7.28
Pioneer VCT Independence           2008      5,103,410 0.568 - 0.700   3,440,288          0.03      1.50 - 2.60 (50.29) - (49.76)
  Subaccount                    2007 (a)     5,940,423 1.139 - 1.394   8,014,415            --      1.50 - 2.60      0.44 - 5.86
                                2006 (a)     5,709,042 1.085 - 1.318   7,317,030            --      1.50 - 2.60     1.57 - 12.32
                                2005 (a)     5,637,980 1.023 - 1.228   6,802,184          0.64      1.50 - 2.60    (1.59) - 6.82
                                2004 (a)     6,121,864 1.068 - 1.208   7,342,224            --      1.50 - 2.50     1.42 - 11.54
Pioneer VCT International Value    2008      5,845,092 0.798 - 1.240   6,690,416          1.31      1.50 - 2.75 (46.63) - (45.96)
  Subaccount                    2007 (a)     7,549,358 1.489 - 2.296  16,246,934          0.31      1.50 - 2.75   (3.79) - 11.56
                                2006 (a)     6,619,383 1.346 - 2.059  12,966,068          0.26      1.50 - 2.75     0.63 - 20.77
                                2005 (a)     3,473,505 1.309 - 1.706   5,724,820          0.06      1.50 - 2.75     5.82 - 19.98
                                2004 (a)     2,805,199 1.173 - 1.504   4,132,715          0.40      1.50 - 2.50     0.17 - 19.77
Pioneer VCT Mid Cap Value          2008     36,082,317 0.773 - 1.258  40,897,724          0.87      1.40 - 2.75 (35.58) - (34.65)
  Subaccount                    2007 (a)    42,880,338 1.194 - 1.929  74,924,012          0.57      1.40 - 2.75      2.45 - 3.86
                                2006 (a)    41,251,442 1.159 - 1.859  69,754,126            --      1.40 - 2.75     1.67 - 10.69
                                2005 (a)    39,157,194 1.061 - 1.682  60,191,736          0.20      1.40 - 2.75    (0.50) - 9.28
                                2004 (a)    20,832,148 1.143 - 1.587  30,972,518          0.26      1.50 - 2.65     0.70 - 19.86
Pioneer VCT Oak Ridge Large        2008     10,652,290 0.699 - 0.765   7,969,870          0.40      1.50 - 2.75 (40.02) - (39.29)
  Cap Growth Subaccount         2007 (a)    11,879,818 1.160 - 1.260  14,694,257          0.19      1.50 - 2.75      4.75 - 6.51
  (Commenced 2/14/2004)         2006 (a)    12,028,528 1.098 - 1.183  14,031,562          0.03      1.50 - 2.75    (1.18) - 7.27
                                2005 (a)     9,160,503 1.124 - 1.169  10,604,369          0.14      1.45 - 2.75   (2.46) - 12.79
                                2004 (a)     3,923,455 1.070 - 1.096   4,283,996            --      1.50 - 2.65   (0.09) - 14.76

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                               AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                           ------------------------------------- --------------------------------------------------
                                                       UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                           LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                                 UNITS   HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                           ----------- ------------- ----------- ------------- ---------------- -------------------
Pioneer VCT Real Estate Shares     2008      8,720,284 0.746 - 1.235  10,025,395          3.91      1.50 - 2.60 (39.99) - (39.28)
  Subaccount                    2007 (a)     9,621,836 1.239 - 2.035  18,378,703          2.53      1.50 - 2.60  (29.06) - (6.17)
                                2006 (a)    10,809,247 1.568 - 2.555  26,428,356          2.38      1.50 - 2.65     6.59 - 34.46
                                2005 (a)     9,531,565 1.393 - 1.901  17,593,988          3.18      1.50 - 2.65     2.80 - 21.74
                                2004 (a)     6,823,187 1.310 - 1.681  11,290,862          3.90      1.50 - 2.65     0.92 - 41.52
Pioneer VCT Small Cap Value        2008      8,695,044 0.688 - 1.095   8,802,174          0.24      1.50 - 2.60 (39.70) - (39.03)
  Subaccount                    2007 (a)    10,181,404 1.132 - 1.797  17,063,039          0.50      1.50 - 2.60   (9.58) - (3.08)
                                2006 (a)    10,492,442 1.378 - 1.966  19,483,837            --      1.50 - 2.60     0.43 - 12.44
                                2005 (a)     8,763,526 1.248 - 1.749  14,735,431            --      1.50 - 2.60     2.97 - 18.16
                                2004 (a)     6,167,375 1.156 - 1.599   9,682,666            --      1.50 - 2.65     1.89 - 20.23
Pioneer VCT Strategic Income       2008     38,530,302 0.911 - 1.131  41,658,667          6.75      1.50 - 2.75 (14.14) - (13.05)
  Subaccount                    2007 (a)    40,619,893 1.060 - 1.301  50,944,415          5.15      1.50 - 2.90      0.31 - 4.55
                                2006 (a)    38,783,488 1.026 - 1.245  46,959,857          5.17      1.50 - 2.75      1.38 - 4.68
                                2005 (a)    33,568,744 1.060 - 1.193  39,213,102          5.58      1.45 - 2.75    (0.99) - 1.79
                                2004 (a)    21,463,060 1.095 - 1.181  25,025,629          5.67      1.45 - 2.65      0.18 - 9.69
UIF Capital Growth Subaccount      2008     10,817,955 0.439 - 0.922   6,578,629          0.19      1.40 - 2.60 (50.47) - (49.93)
                                2007 (a)    13,918,589 0.879 - 1.850  16,896,083            --      1.40 - 2.60   (4.56) - 20.24
                                2006 (a)    15,038,110 0.734 - 1.547  14,919,355            --      1.40 - 2.60     1.44 - 12.06
                                2005 (a)    16,859,446 0.717 - 1.514  16,085,548          0.49      1.40 - 2.60     8.61 - 21.19
                                2004 (a)    17,341,902 0.631 - 1.333  14,134,741          0.18      1.40 - 2.50     1.35 - 11.15
UIF Core Plus Fixed Income         2008     15,621,118 0.910 - 0.990  14,900,395          4.66      1.50 - 2.60 (12.78) - (11.82)
  Subaccount                    2007 (a)    19,274,662 1.041 - 1.123  20,969,477          3.60      1.50 - 2.60      2.56 - 3.69
                                2006 (a)    17,972,326 1.016 - 1.083  18,975,642          4.04      1.50 - 2.60      0.86 - 1.99
                                2005 (a)    16,776,773 1.003 - 1.062  17,461,045          3.55      1.50 - 2.60    (0.28) - 2.41
                                2004 (a)    11,115,589 1.013 - 1.037  11,381,984          3.75      1.50 - 2.60      0.10 - 2.57
UIF Equity and Income              2008    124,047,368 1.134 - 1.167 142,710,330          2.39      1.40 - 1.90 (24.15) - (23.73)
  Subaccount                    2007 (a)   155,243,293 1.495 - 1.530 234,822,562          1.82      1.40 - 1.90      1.42 - 1.93
                                2006 (a)   159,327,387 1.474 - 1.501 236,989,018          1.18      1.40 - 1.90     7.54 - 11.02
                                2005 (a)   166,193,665 1.333 - 1.352 221,493,947          0.65      1.40 - 1.90      0.29 - 7.73
                                2004 (a)    87,792,563 1.267 - 1.272 110,766,652            --      1.65 - 1.90     2.06 - 10.91
UIF Small Company Growth           2008      3,860,379 0.668 - 1.162   3,995,503            --      1.50 - 2.60 (41.94) - (41.31)
  Subaccount                    2007 (a)     4,724,867 1.146 - 1.980   8,371,677            --      1.50 - 2.60      0.22 - 1.38
                                2006 (a)     5,465,764 1.140 - 1.953   9,595,543            --      1.50 - 2.60   (3.44) - 10.15
                                2005 (a)     5,750,508 1.042 - 1.773   9,248,366            --      1.50 - 2.60   (2.74) - 13.11
                                2004 (a)     4,137,048 1.131 - 1.594   6,154,485            --      1.50 - 2.60     2.17 - 27.27
UIF U.S. Real Estate Securities    2008     21,716,459 0.787 - 0.801  17,256,470          3.42      1.40 - 1.90 (39.04) - (38.76)
  Subaccount                    2007 (a)    25,452,950 1.291 - 1.308  33,106,666          1.14      1.40 - 1.90   (18.65) - 0.00
                                2006 (a)    26,061,240 1.307 - 3.188  41,540,700          1.22      1.40 - 2.60    25.79 - 36.17
                                2005 (a)    27,328,651 1.036 - 2.513  46,295,559          1.16      1.40 - 2.60   (0.46) - 23.44
                                2004 (a)    13,934,853 1.309 - 2.181  26,875,291          1.58      1.40 - 2.60     7.21 - 34.50
UIF Value Subaccount               2008     11,197,020 0.719 - 1.122  10,417,944          3.32      1.40 - 2.60 (37.51) - (36.79)
                                2007 (a)    14,734,499 1.119 - 1.783  21,690,955          1.88      1.40 - 2.60   (5.54) - (4.38)
                                2006 (a)    18,091,492 1.179 - 1.875  27,827,059          1.73      1.40 - 2.60    13.92 - 15.22
                                2005 (a)    22,434,091 1.029 - 1.635  29,974,857          1.36      1.40 - 2.60      0.29 - 7.01
                                2004 (a)    23,903,739 1.136 - 1.593  31,003,623          0.99      1.40 - 2.60     5.19 - 16.19

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONCLUDED)

                                             AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                     ------------------------- ----------- --------------------------------------------------
                                                 UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                     LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                           UNITS   HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     ----------- ------------- ----------- ------------- ---------------- -------------------
Van Kampen LIT Capital       2008     17,441,725 0.355 - 1.499  10,959,766          0.53      0.30 - 2.60  (50.44) - (4.25)
  Growth Subaccount       2007 (a)   157,200,754 0.563 - 1.600 129,155,686          0.01      0.30 - 2.60     5.60 - 15.96
                          2006 (a)   183,574,207 0.490 - 1.398 131,085,818            --      0.60 - 2.60    (2.87) - 2.04
                          2005 (a)   214,518,774 0.484 - 1.389 150,033,001          0.08      0.60 - 2.60     0.00 - 13.65
                          2004 (a)   235,525,120 0.456 - 1.315 150,558,043            --      0.60 - 2.60     1.04 - 16.42
Van Kampen LIT Comstock      2008    244,672,372 0.695 - 1.086 220,992,144          2.38      0.30 - 2.75 (37.52) - (36.01)
  Subaccount              2007 (a)   299,713,541 1.109 - 1.719 429,298,605          1.62      0.30 - 2.75   (8.79) - (2.91)
                          2006 (a)   332,916,527 1.163 - 1.792 497,108,605          1.28      0.60 - 2.75    10.88 - 15.33
                          2005 (a)   347,963,953 1.027 - 1.572 456,680,219          0.90      0.60 - 2.75      0.19 - 6.94
                          2004 (a)   287,561,116 1.068 - 1.538 370,232,969          0.72      0.60 - 2.65     0.27 - 16.77
Van Kampen LIT Enterprise    2008      9,871,551 0.453 - 0.888   5,941,119          0.91      0.30 - 2.60 (44.50) - (43.24)
  Subaccount              2007 (a)    12,652,616 0.808 - 1.589  13,427,881          0.28      0.30 - 2.60     0.00 - 11.73
                          2006 (a)    15,126,931 0.730 - 1.439  14,453,109          0.32      0.60 - 2.60      4.04 - 6.11
                          2005 (a)    18,994,736 0.694 - 1.372  16,897,447          0.61      0.60 - 2.60      4.18 - 9.42
                          2004 (a)    22,619,169 0.653 - 1.295  18,450,844          0.28      0.60 - 2.60    (0.43) - 8.37
Van Kampen LIT Government    2008     30,065,152 1.036 - 1.443  35,849,224          4.57      1.40 - 2.60    (1.10) - 0.42
  Subaccount              2007 (a)    36,097,912 1.047 - 1.437  43,498,316          4.50      1.40 - 2.60      2.93 - 5.82
                          2006 (a)    36,311,329 1.003 - 1.358  42,076,135          4.55      1.40 - 2.60      0.38 - 1.88
                          2005 (a)    41,540,131 0.997 - 1.333  47,876,833          3.93      1.40 - 2.60    (0.50) - 2.15
                          2004 (a)    45,375,599 0.990 - 1.305  52,327,505          4.72      1.40 - 2.60      0.10 - 2.68
Van Kampen LIT Growth and    2008    135,745,590 0.778 - 1.271 137,594,743          1.94      1.40 - 2.60 (34.00) - (33.00)
  Income Subaccount       2007 (a)   171,568,422 1.176 - 1.897 260,145,192          1.42      1.40 - 2.60    (0.07) - 1.39
                          2006 (a)   191,394,053 1.175 - 1.871 288,321,844          1.00      1.40 - 2.60    12.96 - 14.57
                          2005 (a)   201,641,201 1.037 - 1.633 267,003,721          0.86      1.40 - 2.60   (0.28) - 10.35
                          2004 (a)   191,388,672 1.111 - 1.505 235,434,547          0.75      1.40 - 2.60     2.68 - 14.90
Wells Fargo VT Advantage     2008      2,939,820 0.809 - 1.223   2,659,523            --      0.30 - 1.85 (45.53) - (44.70)
  Small/Mid Cap Value     2007 (a)     3,380,492 1.478 - 2.219   5,618,575          0.02      0.30 - 1.85   (9.07) - (1.29)
  Subaccount              2006 (a)     4,426,775 1.507 - 2.248   7,539,536            --      0.60 - 1.85    13.67 - 15.05
                          2005 (a)     5,387,691 1.319 - 1.954   8,045,493          0.39      0.60 - 1.85    14.35 - 15.83
                          2004 (a)     6,537,623 1.146 - 1.687   8,455,786            --      0.60 - 1.85    14.63 - 16.02

(1) The Company sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Subaccount invests.

(3) These amounts represent annualized contract expenses of the applicable Subaccounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

(4) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Subaccount.

(a) See Footnote 1 -- Organization.

This page is intentionally left blank.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                             ALGER AMERICAN CAPITAL    ALLIANCEBERNSTEIN GLOBAL
                                      AIM V.I. UTILITIES               APPRECIATION                  TECHNOLOGY
                                              SUBACCOUNT                 SUBACCOUNT                  SUBACCOUNT
                                  ------------------------- -------------------------- ---------------------------
                                       2008      2007 (A)         2008      2007 (A)         2008       2007 (A)
                                  ------------ ------------ ------------- ------------ ------------- -------------
Units beginning of year           2,469,440    2,609,332     3,117,230    2,554,978     2,675,537     2,190,516
Units issued and transferred
  from other funding options        541,084      385,326       689,733    1,052,171       859,219     1,046,434
Units redeemed and transferred to
  other funding options            (890,479)    (525,218)   (1,080,608)    (489,919)   (1,567,252)     (561,413)
Annuity units                            --           --            --           --            --            --
                                  ------------ ------------ ------------- ------------ ------------- -------------
Units end of year                 2,120,045    2,469,440     2,726,355    3,117,230     1,967,504     2,675,537
                                  ============ ============ ============= ============ ============= =============

                                               AMERICAN FUNDS    CREDIT SUISSE TRUST GLOBAL
                                                GROWTH-INCOME                     SMALL CAP    DELAWARE VIP SMALL CAP VALUE
                                                   SUBACCOUNT                    SUBACCOUNT                      SUBACCOUNT
                                  ------------------------------ ----------------------------- -------------------------------
                                          2008        2007 (A)        2008          2007 (A)         2008           2007 (A)
                                  --------------- -------------- ------------ ---------------- ------------- -----------------
Units beginning of year            401,435,769    448,353,025    1,064,670        1,231,928    16,388,529        18,944,541
Units issued and transferred
  from other funding options        41,474,159     31,754,113       76,977           85,030     1,815,244         4,200,193
Units redeemed and transferred to
  other funding options           (101,022,978)   (78,656,693)    (146,131)        (252,288)   (4,826,301)       (6,756,104)
Annuity units                          (12,256)       (14,676)          --               --          (101)             (101)
                                  --------------- -------------- ------------ ---------------- ------------- -----------------
Units end of year                  341,874,694    401,435,769      995,516        1,064,670    13,377,371        16,388,529
                                  =============== ============== ============ ================ ============= =================

                                                             DWSII DREMAN SMALL MID CAP    DWSII GOVERNMENT & AGENCY
                                         DWSI HEALTH CARE                         VALUE                   SECURITIES
                                               SUBACCOUNT                    SUBACCOUNT                   SUBACCOUNT
                                  -------------------------- ----------------------------- ----------------------------
                                        2008      2007 (A)         2008         2007 (A)         2008        2007 (A)
                                  ------------- ------------ ------------- --------------- ------------- --------------
Units beginning of year            3,781,290    4,014,878     9,139,529      10,404,529     4,467,580      4,873,458
Units issued and transferred
  from other funding options         678,397      505,107       639,967         525,018     7,363,635      8,640,682
Units redeemed and transferred to
  other funding options           (1,220,482)    (738,695)   (2,079,790)     (1,790,018)   (4,803,900)    (9,046,560)
Annuity units                             --           --            --              --            --             --
                                  ------------- ------------ ------------- --------------- ------------- --------------
Units end of year                  3,239,205    3,781,290     7,699,706       9,139,529     7,027,315      4,467,580
                                  ============= ============ ============= =============== ============= ==============

                                  DWSII MODERATE ALLOCATION          DWSII TECHNOLOGY       FIDELITY VIP CONTRAFUND
                                                 SUBACCOUNT                SUBACCOUNT                    SUBACCOUNT
                                  ---------------------------- ------------------------- -----------------------------
                                        2008        2007 (A)        2008      2007 (A)          2008        2007 (A)
                                  ------------- -------------- ------------ ------------ -------------- --------------
Units beginning of year           27,563,873     28,801,929    2,400,140    2,425,200    213,235,728    217,238,460
Units issued and transferred
  from other funding options       6,303,407      1,582,569      480,518      819,123     36,595,783     40,251,097
Units redeemed and transferred to
  other funding options           (6,844,451)    (2,820,625)    (718,241)    (844,183)   (56,298,109)   (44,229,558)
Annuity units                             --             --           --           --        (31,982)       (24,271)
                                  ------------- -------------- ------------ ------------ -------------- --------------
Units end of year                 27,022,829     27,563,873    2,162,417    2,400,140    193,501,420    213,235,728
                                  ============= ============== ============ ============ ============== ==============

                                                  AMERICAN FUNDS
AMERICAN FUNDS                                      GLOBAL SMALL
          BOND    AMERICAN FUNDS GLOBAL GROWTH    CAPITALIZATION         AMERICAN FUNDS GROWTH
    SUBACCOUNT                      SUBACCOUNT        SUBACCOUNT                    SUBACCOUNT
----------------- ------------------------------- ----------------- -----------------------------
       2008 (B)          2008          2007 (A)          2008 (B)          2008        2007 (A)
----------------- -------------- ---------------- ----------------- -------------- --------------
            --    169,495,269      173,618,310                --    404,396,586    450,065,711
     2,558,253     27,500,148       27,064,070           714,915     55,163,107     40,596,736
      (850,494)   (48,671,724)     (31,165,024)          (76,282)   (99,925,785)   (86,237,420)
            --         (7,941)         (22,087)               --        (18,708)       (28,441)
----------------- -------------- ---------------- ----------------- -------------- --------------
     1,707,759    148,315,752      169,495,269           638,633    359,615,200    404,396,586
================= ============== ================ ================= ============== ==============

DREYFUS SOCIALLY RESPONSIBLE
                      GROWTH         DWSI CAPITAL GROWTH    DWSI GLOBAL OPPORTUNITIES
                  SUBACCOUNT                  SUBACCOUNT                   SUBACCOUNT
------------------------------- --------------------------- ----------------------------
   2008              2007 (A)         2008       2007 (A)        2008         2007 (A)
---------- -------------------- ------------- ------------- ------------ ---------------
598,700              656,269    12,449,333    13,752,175    3,436,720       3,546,894
 68,939               17,117       936,204     1,050,625      566,703         462,716
(84,897)             (74,686)   (3,207,802)   (2,353,467)    (911,317)       (572,890)
     --                   --            --            --           --              --
---------- -------------------- ------------- ------------- ------------ ---------------
582,742              598,700    10,177,735    12,449,333    3,092,106       3,436,720
========== ==================== ============= ============= ============ ===============

DWSII CONSERVATIVE ALLOCATION       DWSII GLOBAL THEMATIC     DWSII GROWTH ALLOCATION
                   SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
-------------------------------- --------------------------- ---------------------------
      2008            2007 (A)         2008       2007 (A)         2008       2007 (A)
------------- ------------------ ------------- ------------- ------------- -------------
15,011,630         16,251,494     4,800,961     4,292,759    25,317,988    25,739,407
 2,507,482          1,393,074       657,302     1,512,889     1,939,329     1,698,577
(3,369,431)        (2,632,938)   (1,574,363)   (1,004,687)   (3,572,390)   (2,119,996)
        --                 --            --            --            --            --
------------- ------------------ ------------- ------------- ------------- -------------
14,149,681         15,011,630     3,883,900     4,800,961    23,684,927    25,317,988
============= ================== ============= ============= ============= =============

FIDELITY VIP DYNAMIC CAPITAL
                APPRECIATION    FIDELITY VIP EQUITY-INCOME    FIDELITY VIP HIGH INCOME
                  SUBACCOUNT                    SUBACCOUNT                  SUBACCOUNT
------------------------------- ----------------------------- ---------------------------
      2008           2007 (A)          2008        2007 (A)         2008       2007 (A)
------------- ----------------- -------------- -------------- ------------- -------------
 3,119,214         3,947,554    132,444,044    140,114,841    17,441,474    19,961,947
   358,076           378,362     14,287,668     16,880,500     1,333,806     2,713,228
(1,002,737)       (1,206,702)   (31,033,691)   (24,531,132)   (3,024,276)   (5,232,175)
        --                --        (36,242)       (20,165)       (1,392)       (1,526)
------------- ----------------- -------------- -------------- ------------- -------------
 2,474,553         3,119,214    115,661,779    132,444,044    15,749,612    17,441,474
============= ================= ============== ============== ============= =============

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                     FTVIPT MUTUAL SHARES      FTVIPT FRANKLIN INCOME
                                        FIDELITY VIP MID CAP                   SECURITIES                  SECURITIES
                                                  SUBACCOUNT                   SUBACCOUNT                  SUBACCOUNT
                                  ----------------------------- ---------------------------- ---------------------------
                                         2008        2007 (A)          2008       2007 (A)         2008       2007 (A)
                                  -------------- -------------- -------------- ------------- ------------- -------------
Units beginning of year           194,928,164    202,604,640     57,502,398    57,394,982    28,070,936    20,579,714
Units issued and transferred
  from other funding options       31,773,133     37,812,188      7,986,329     9,672,317     9,072,671    11,332,155
Units redeemed and transferred to
  other funding options           (51,443,862)   (45,476,220)   (17,924,695)   (9,564,901)   (9,281,977)   (3,764,854)
Annuity units                         (38,278)       (12,444)            --            --       (80,449)      (76,079)
                                  -------------- -------------- -------------- ------------- ------------- -------------
Units end of year                 175,219,157    194,928,164     47,564,032    57,502,398    27,781,181    28,070,936
                                  ============== ============== ============== ============= ============= =============

                                    FTVIPT TEMPLETON FOREIGN     FTVIPT TEMPLETON GROWTH
                                                  SECURITIES                  SECURITIES          JANUS ASPEN FORTY
                                                  SUBACCOUNT                  SUBACCOUNT                 SUBACCOUNT
                                  ----------------------------- --------------------------- --------------------------
                                         2008        2007 (A)         2008       2007 (A)         2008      2007 (A)
                                  -------------- -------------- ------------- ------------- ------------- ------------
Units beginning of year           128,820,623    144,140,237    33,358,379    33,917,235     5,436,346    5,697,204
Units issued and transferred
  from other funding options       17,912,651     17,477,400     5,079,727     5,512,430       938,793      730,108
Units redeemed and transferred to
  other funding options           (35,702,746)   (32,782,956)   (8,457,755)   (6,071,286)   (2,032,778)    (990,966)
Annuity units                          (4,996)       (14,058)       (9,022)           --            --           --
                                  -------------- -------------- ------------- ------------- ------------- ------------
Units end of year                 111,025,532    128,820,623    29,971,329    33,358,379     4,342,361    5,436,346
                                  ============== ============== ============= ============= ============= ============

                                  JANUS ASPEN MID CAP GROWTH    JANUS ASPEN MID CAP VALUE    JANUS ASPEN WORLDWIDE GROWTH
                                                  SUBACCOUNT                   SUBACCOUNT                      SUBACCOUNT
                                  ----------------------------- ---------------------------- -------------------------------
                                        2008         2007 (A)        2008         2007 (A)          2008          2007 (A)
                                  ------------- --------------- ------------ --------------- -------------- ----------------
Units beginning of year           32,312,340      37,639,585    1,802,779       2,062,278     34,679,126       39,895,818
Units issued and transferred
  from other funding options       4,042,163       3,062,177      390,994         166,148      1,406,803        5,294,459
Units redeemed and transferred to
  other funding options           (7,774,717)     (8,389,422)    (644,575)       (425,647)   (34,612,581)     (10,511,151)
Annuity units                             --              --           --              --             --               --
                                  ------------- --------------- ------------ --------------- -------------- ----------------
Units end of year                 28,579,786      32,312,340    1,549,198       1,802,779      1,473,348       34,679,126
                                  ============= =============== ============ =============== ============== ================

                                              LMPVET CAPITAL      LMPVET DIVIDEND STRATEGY             LMPVET EQUITY INDEX
                                                  SUBACCOUNT                    SUBACCOUNT                      SUBACCOUNT
                                  ----------------------------- ----------------------------- -------------------------------
                                         2008        2007 (A)          2008        2007 (A)           2008         2007 (A)
                                  -------------- -------------- -------------- -------------- --------------- ---------------
Units beginning of year           152,949,759    183,219,024     71,241,834     81,696,891       931,047,864 1,247,256,223
Units issued and transferred
  from other funding options        9,342,391      3,082,167      2,146,451      3,655,938      60,354,563      20,259,239
Units redeemed and transferred to
  other funding options           (46,397,847)   (33,351,300)   (15,416,667)   (14,110,995)   (318,036,070)   (336,452,771)
Annuity units                            (511)          (132)            --             --         (14,305)        (14,827)
                                  -------------- -------------- -------------- -------------- --------------- ---------------
Units end of year                 115,893,792    152,949,759     57,971,618     71,241,834     673,352,052     931,047,864
                                  ============== ============== ============== ============== =============== ===============

  FTVIPT FRANKLIN RISING    FTVIPT FRANKLIN SMALL-MID CAP    FTVIPT TEMPLETON DEVELOPING
    DIVIDENDS SECURITIES                GROWTH SECURITIES             MARKETS SECURITIES
              SUBACCOUNT                       SUBACCOUNT                     SUBACCOUNT
--------------------------- -------------------------------- ------------------------------
      2008       2007 (A)          2008           2007 (A)          2008         2007 (A)
------------- ------------- -------------- ----------------- -------------- ---------------
25,791,683    27,084,209     46,602,557        51,461,967     49,160,016      50,749,927
 3,097,927     3,711,070      6,899,373         6,877,181      9,366,166      16,030,728
(7,261,915)   (5,003,596)   (13,583,540)      (11,736,591)   (44,214,992)    (17,613,435)
        --            --             --                --           (859)         (7,204)
------------- ------------- -------------- ----------------- -------------- ---------------
21,627,695    25,791,683     39,918,390        46,602,557     14,310,331      49,160,016
============= ============= ============== ================= ============== ===============

JANUS ASPEN GLOBAL LIFE SCIENCES    JANUS ASPEN GLOBAL TECHNOLOGY    JANUS ASPEN INTERNATIONAL GROWTH
                      SUBACCOUNT                       SUBACCOUNT                          SUBACCOUNT
----------------------------------- -------------------------------- -----------------------------------
      2008               2007 (A)         2008            2007 (A)          2008              2007 (A)
------------- --------------------- ------------- ------------------ -------------- --------------------
 6,247,528             7,103,646    15,556,567         16,742,310     46,649,433           39,477,549
   685,367               543,877     1,856,689          2,607,198     13,877,193           23,860,172
(2,069,510)           (1,399,995)   (4,877,546)        (3,792,941)   (15,326,930)         (16,685,072)
        --                    --            --                 --         (3,112)              (3,216)
------------- --------------------- ------------- ------------------ -------------- --------------------
 4,863,385             6,247,528    12,535,710         15,556,567     45,196,584           46,649,433
============= ===================== ============= ================== ============== ====================

    LMPVET AGGRESSIVE GROWTH             LMPVET APPRECIATION     LMPVET CAPITAL AND INCOME
                  SUBACCOUNT                      SUBACCOUNT                    SUBACCOUNT
------------------------------- ------------------------------- -----------------------------
        2008         2007 (A)           2008         2007 (A)          2008        2007 (A)
--------------- --------------- --------------- --------------- -------------- --------------
 741,329,195     828,375,230     583,776,051     591,237,387    193,635,280    206,024,660
  45,417,207      96,366,733      19,645,962      93,927,183     12,757,613     73,090,332
(164,525,988)   (183,375,619)   (136,076,838)   (101,386,773)   (49,840,769)   (85,514,503)
     (39,757)        (37,149)        (15,140)         (1,746)       (64,611)        34,791
--------------- --------------- --------------- --------------- -------------- --------------
 622,180,657     741,329,195     467,330,035     583,776,051    156,487,513    193,635,280
=============== =============== =============== =============== ============== ==============

                                                             LMPVET INTERNATIONAL ALL CAP
    LMPVET FUNDAMENTAL VALUE         LMPVET GLOBAL EQUITY                     OPPORTUNITY
                  SUBACCOUNT                   SUBACCOUNT                      SUBACCOUNT
------------------------------- ---------------------------- -------------------------------
        2008         2007 (A)          2008       2007 (A)          2008          2007 (A)
--------------- --------------- -------------- ------------- -------------- ----------------
 615,032,338     579,041,469     53,650,045    59,433,754     99,535,027      117,587,244
  27,347,759     151,418,266      4,871,445     2,154,554      4,509,352        5,846,019
(139,153,569)   (115,420,363)   (15,679,794)   (7,938,263)   (20,916,603)     (23,896,217)
     (21,638)         (7,034)            --            --         (1,991)          (2,019)
--------------- --------------- -------------- ------------- -------------- ----------------
 503,204,890     615,032,338     42,841,696    53,650,045     83,125,785       99,535,027
=============== =============== ============== ============= ============== ================

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                                        LMPVET LIFESTYLE
                                            LMPVET INVESTORS       LMPVET LARGE CAP GROWTH                ALLOCATION 50%
                                                  SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                  ----------------------------- ----------------------------- -----------------------------
                                         2008        2007 (A)          2008        2007 (A)          2008        2007 (A)
                                  -------------- -------------- -------------- -------------- -------------- --------------
Units beginning of year           228,211,487    101,551,259    188,404,599    232,886,086    127,276,506    145,594,514
Units issued and transferred
  from other funding options        7,204,426    170,897,999      9,347,832     22,650,541      6,975,696      7,380,431
Units redeemed and transferred to
  other funding options           (54,495,930)   (44,234,182)   (46,899,939)   (67,127,407)   (32,581,509)   (25,696,019)
Annuity units                          (4,504)        (3,589)       (27,906)        (4,621)        (2,373)        (2,420)
                                  -------------- -------------- -------------- -------------- -------------- --------------
Units end of year                 180,915,479    228,211,487    150,824,586    188,404,599    101,668,320    127,276,506
                                  ============== ============== ============== ============== ============== ==============

                                                                                               LMPVIT ADJUSTABLE RATE
                                     LMPVET SMALL CAP GROWTH     LMPVET SOCIAL AWARENESS                       INCOME
                                                  SUBACCOUNT                  SUBACCOUNT                   SUBACCOUNT
                                  ----------------------------- --------------------------- ----------------------------
                                         2008        2007 (A)         2008       2007 (A)          2008       2007 (A)
                                  -------------- -------------- ------------- ------------- -------------- -------------
Units beginning of year            71,547,703     48,654,073    44,597,635    49,752,084     30,126,619    35,144,629
Units issued and transferred
  from other funding options        8,627,856     38,149,488     2,983,810     2,805,748      3,279,533     3,710,109
Units redeemed and transferred to
  other funding options           (20,288,794)   (15,255,629)   (7,835,499)   (7,960,197)   (11,809,506)   (8,708,877)
Annuity units                         (19,754)          (229)           --            --        (18,444)      (19,242)
                                  -------------- -------------- ------------- ------------- -------------- -------------
Units end of year                  59,867,011     71,547,703    39,745,946    44,597,635     21,578,202    30,126,619
                                  ============== ============== ============= ============= ============== =============

                                                                                                MIST AMERICAN    MIST AMERICAN
                                                                                               FUNDS BALANCED     FUNDS GROWTH
                                           LMPVIT MONEY MARKET        LMPVIT STRATEGIC BOND        ALLOCATION       ALLOCATION
                                                    SUBACCOUNT                   SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
                                  ------------------------------- ---------------------------- ----------------- ----------------
                                          2008         2007 (A)          2008       2007 (A)          2008 (B)         2008 (B)
                                  --------------- --------------- -------------- ------------- ----------------- ----------------
Units beginning of year            206,176,952     206,111,427     36,686,427    39,934,855                --               --
Units issued and transferred
  from other funding options       313,840,098     166,914,375      4,028,656     3,068,682           491,400          370,168
Units redeemed and transferred to
  other funding options           (219,047,586)   (166,848,417)   (10,828,396)   (6,317,110)          (30,815)          (9,095)
Annuity units                          (15,932)           (433)            --            --                --               --
                                  --------------- --------------- -------------- ------------- ----------------- ----------------
Units end of year                  300,953,532     206,176,952     29,886,687    36,686,427           460,585          361,073
                                  =============== =============== ============== ============= ================= ================

                                  MIST BLACKROCK LARGE CAP CORE    MIST CLARION GLOBAL REAL ESTATE    MIST DREMAN SMALL CAP VALUE
                                                     SUBACCOUNT                         SUBACCOUNT                     SUBACCOUNT
                                  -------------------------------- ---------------------------------- ------------------------------
                                         2008           2007 (A)          2008             2007 (A)         2008          2007 (A)
                                  -------------- ----------------- -------------- ------------------- ------------- ----------------
Units beginning of year            85,113,395       101,594,807    124,374,407         139,168,963    10,129,896        6,819,826
Units issued and transferred
  from other funding options        5,270,904       100,777,062     18,707,489          36,648,605     5,328,802        7,357,801
Units redeemed and transferred to
  other funding options           (18,942,463)     (117,258,320)   (37,655,788)        (51,436,969)   (4,259,261)      (4,038,428)
Annuity units                            (597)             (154)        (5,630)             (6,192)       (9,294)          (9,303)
                                  -------------- ----------------- -------------- ------------------- ------------- ----------------
Units end of year                  71,441,239        85,113,395    105,420,478         124,374,407    11,190,143       10,129,896
                                  ============== ================= ============== =================== ============= ================

          LMPVET LIFESTYLE            LMPVET LIFESTYLE
            ALLOCATION 70%              ALLOCATION 85%           LMPVET MID CAP CORE
                SUBACCOUNT                  SUBACCOUNT                    SUBACCOUNT
----------------------------- --------------------------- -----------------------------
       2008        2007 (A)         2008       2007 (A)          2008        2007 (A)
-------------- -------------- ------------- ------------- -------------- --------------
 73,092,932     87,069,481    45,631,090    53,182,538     71,238,308     84,470,972
  3,700,758      2,584,778     2,583,599     1,981,551      4,630,484      3,548,144
(15,726,909)   (16,561,327)   (9,751,831)   (9,532,999)   (17,871,398)   (16,780,391)
         --             --            --            --           (418)          (417)
-------------- -------------- ------------- ------------- -------------- --------------
 61,066,781     73,092,932    38,462,858    45,631,090     57,996,976     71,238,308
============== ============== ============= ============= ============== ==============

LMPVIT DIVERSIFIED STRATEGIC    LMPVIT GLOBAL HIGH YIELD
                      INCOME                        BOND            LMPVIT HIGH INCOME
                  SUBACCOUNT                  SUBACCOUNT                    SUBACCOUNT
------------------------------- --------------------------- -----------------------------
       2008          2007 (A)         2008       2007 (A)          2008        2007 (A)
-------------- ---------------- ------------- ------------- -------------- --------------
 41,508,754       50,158,783    13,236,960    14,752,622    159,566,246    184,544,851
  1,477,469          722,461     1,406,201     1,674,131      8,141,871      9,759,722
(11,390,488)      (9,372,490)   (3,636,455)   (3,189,793)   (44,140,525)   (34,736,214)
         --               --            --            --         (2,520)        (2,113)
-------------- ---------------- ------------- ------------- -------------- --------------
 31,595,735       41,508,754    11,006,706    13,236,960    123,565,072    159,566,246
============== ================ ============= ============= ============== ==============

 MIST AMERICAN
FUNDS MODERATE    MIST BATTERYMARCH GROWTH AND
    ALLOCATION                          INCOME     MIST BLACKROCK HIGH YIELD
    SUBACCOUNT                      SUBACCOUNT                    SUBACCOUNT
----------------- ------------------------------- -----------------------------
       2008 (B)         2008           2007 (A)          2008        2007 (A)
----------------- ------------- ----------------- -------------- --------------
            --    18,277,607        21,299,043     63,143,456     45,095,489
       129,651       553,085           642,556     13,404,132     34,197,726
        (1,993)   (2,868,242)       (3,656,989)   (20,945,324)   (16,148,061)
            --       (36,833)           (7,003)        (2,282)        (1,698)
----------------- ------------- ----------------- -------------- --------------
       127,658    15,925,617        18,277,607     55,599,982     63,143,456
================= ============= ================= ============== ==============

       MIST HARRIS OAKMARK
             INTERNATIONAL              MIST JANUS FORTY           MIST LAZARD MID CAP
                SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
----------------------------- ----------------------------- -----------------------------
       2008        2007 (A)          2008        2007 (A)          2008    2007 (A) (C)
-------------- -------------- -------------- -------------- -------------- --------------
 89,021,152     97,474,617    191,666,259    214,476,771      5,965,059             --
 12,283,381     21,507,351     35,586,199     22,149,321     78,507,650      7,728,008
(27,655,992)   (29,959,335)   (42,494,684)   (44,945,625)   (14,753,226)    (1,761,608)
     (2,886)        (1,481)       (15,993)       (14,208)        (2,205)        (1,341)
-------------- -------------- -------------- -------------- -------------- --------------
 73,645,655     89,021,152    184,741,781    191,666,259     69,717,278      5,965,059
============== ============== ============== ============== ============== ==============

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                       MIST LEGG
                                  MASON PARTNERS
                                      AGGRESSIVE      MIST LEGG MASON PARTNERS
                                          GROWTH                MANAGED ASSETS    MIST LEGG MASON VALUE EQUITY
                                      SUBACCOUNT                    SUBACCOUNT                      SUBACCOUNT
                                  ----------------- ----------------------------- -------------------------------
                                         2008 (B)          2008        2007 (A)         2008           2007 (A)
                                  ----------------- -------------- -------------- ------------- -----------------
Units beginning of year                       --     62,904,250     74,325,836     8,033,958         8,080,451
Units issued and transferred
  from other funding options             105,177      3,665,953      3,902,186     3,996,526         2,557,859
Units redeemed and transferred to
  other funding options                   (1,197)   (13,989,938)   (15,315,759)   (2,326,618)       (2,604,352)
Annuity units                                 --        (34,865)        (8,013)           --                --
                                  ----------------- -------------- -------------- ------------- -----------------
Units end of year                        103,980     52,545,400     62,904,250     9,703,866         8,033,958
                                  ================= ============== ============== ============= =================

                                    MIST LORD ABBETT MID CAP          MIST MET/AIM CAPITAL      MIST MET/AIM SMALL CAP
                                                       VALUE                  APPRECIATION                      GROWTH
                                                  SUBACCOUNT                    SUBACCOUNT                  SUBACCOUNT
                                  ----------------------------- ----------------------------- ---------------------------
                                         2008        2007 (A)          2008        2007 (A)         2008       2007 (A)
                                  -------------- -------------- -------------- -------------- ------------- -------------
Units beginning of year            94,328,307      4,978,445     79,038,320     80,584,904     4,965,688     3,177,286
Units issued and transferred
  from other funding options       11,992,371    106,521,105      6,238,596     17,834,437     4,081,747     3,840,219
Units redeemed and transferred to
  other funding options           (26,189,315)   (17,161,004)   (17,803,935)   (19,381,021)   (2,358,533)   (2,051,817)
Annuity units                         (11,532)       (10,239)      (107,318)            --            --            --
                                  -------------- -------------- -------------- -------------- ------------- -------------
Units end of year                  80,119,831     94,328,307     67,365,663     79,038,320     6,688,902     4,965,688
                                  ============== ============== ============== ============== ============= =============

                                   MIST OPPENHEIMER CAPITAL          MIST PIMCO INFLATION
                                               APPRECIATION                PROTECTED BOND     MIST PIMCO TOTAL RETURN
                                                 SUBACCOUNT                    SUBACCOUNT                  SUBACCOUNT
                                  ---------------------------- ----------------------------- ---------------------------
                                         2008       2007 (A)          2008        2007 (A)         2008       2007 (A)
                                  -------------- ------------- -------------- -------------- ------------- -------------
Units beginning of year            26,945,381    25,498,695     73,914,152      4,512,924    17,237,540    15,842,977
Units issued and transferred
  from other funding options      490,416,021     5,961,055     55,080,775     82,055,610    13,361,486     6,657,255
Units redeemed and transferred to
  other funding options           (59,063,984)   (4,514,369)   (44,062,375)   (12,817,228)   (9,941,861)   (5,262,692)
Annuity units                         (35,927)           --        (57,472)       162,846            --            --
                                  -------------- ------------- -------------- -------------- ------------- -------------
Units end of year                 458,261,491    26,945,381     84,875,080     73,914,152    20,657,165    17,237,540
                                  ============== ============= ============== ============== ============= =============

                                                                 MIST T. ROWE                                   MIST TURNER
                                                                PRICE MID CAP    MIST THIRD AVENUE SMALL CAP        MID CAP
                                        MIST SSGA GROWTH ETF           GROWTH                          VALUE         GROWTH
                                                  SUBACCOUNT       SUBACCOUNT                     SUBACCOUNT     SUBACCOUNT
                                  ----------------------------- ---------------- ------------------------------ --------------
                                         2008        2007 (A)         2008 (B)          2008         2007 (A)       2008 (B)
                                  -------------- -------------- ---------------- -------------- --------------- --------------
Units beginning of year           175,301,265    181,206,750               --    177,121,221      63,225,110             --
Units issued and transferred
  from other funding options       18,913,980     20,969,866        1,313,857     19,461,690     153,858,539      3,304,390
Units redeemed and transferred to
  other funding options           (32,941,219)   (26,875,351)        (115,546)   (46,248,260)    (39,968,453)      (718,098)
Annuity units                              --             --               --         (9,533)          6,025             --
                                  -------------- -------------- ---------------- -------------- --------------- --------------
Units end of year                 161,274,026    175,301,265        1,198,311    150,325,118     177,121,221      2,586,292
                                  ============== ============== ================ ============== =============== ==============

 MIST LOOMIS SAYLES GLOBAL         MIST LORD ABBETT BOND    MIST LORD ABBETT GROWTH AND
                   MARKETS                     DEBENTURE                         INCOME
                SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
----------------------------- ----------------------------- ------------------------------
       2008    2007 (A) (C)          2008        2007 (A)          2008         2007 (A)
-------------- -------------- -------------- -------------- -------------- ---------------
 52,358,564             --     60,470,520     63,399,577    239,539,828     191,555,885
  5,734,193     59,329,590     11,413,825     12,053,523     24,971,450     105,804,884
(11,282,786)    (7,040,076)   (21,527,276)   (14,982,580)   (63,570,547)    (57,820,501)
     (4,703)        69,050            (35)            --         (1,255)           (440)
-------------- -------------- -------------- -------------- -------------- ---------------
 46,805,268     52,358,564     50,357,034     60,470,520    200,939,476     239,539,828
============== ============== ============== ============== ============== ===============

         MIST
 MET/FRANKLIN     MIST MFS EMERGING MARKETS             MIST MFS RESEARCH
MUTUAL SHARES                        EQUITY                 INTERNATIONAL
   SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
---------------- ----------------------------- -----------------------------
      2008 (B)          2008    2007 (A) (C)          2008        2007 (A)
---------------- -------------- -------------- -------------- --------------
           --     22,838,831             --     57,544,188      5,651,436
      402,082     40,525,553     28,734,068     30,450,774     63,296,330
      (15,660)   (14,131,168)    (5,895,237)   (22,967,437)   (11,403,740)
           --        (47,208)            --           (681)           162
---------------- -------------- -------------- -------------- --------------
      386,422     49,186,008     22,838,831     65,026,844     57,544,188
================ ============== ============== ============== ==============

                                                             MIST SSGA GROWTH AND INCOME
       MIST PIONEER FUND    MIST PIONEER STRATEGIC INCOME            ETF
              SUBACCOUNT                       SUBACCOUNT                     SUBACCOUNT
--------------------------- -------------------------------- ------------------------------
      2008       2007 (A)          2008           2007 (A)          2008         2007 (A)
------------- ------------- -------------- ----------------- -------------- ---------------
18,642,832    21,298,211    137,915,159       139,920,997    147,441,601     158,709,583
 2,159,128     2,091,624     45,319,530        25,344,443     10,810,249      11,817,500
(4,411,126)   (4,731,153)   (50,662,029)      (27,347,229)   (27,654,822)    (23,085,482)
    (3,282)      (15,850)       (10,199)           (3,052)       (19,772)             --
------------- ------------- -------------- ----------------- -------------- ---------------
16,387,552    18,642,832    132,562,461       137,915,159    130,577,256     147,441,601
============= ============= ============== ================= ============== ===============

 MIST VAN KAMPEN MID CAP                                MORGAN STANLEY CAPITAL
                  GROWTH    MIST VAN KAMPEN COMSTOCK             OPPORTUNITIES
              SUBACCOUNT                  SUBACCOUNT                SUBACCOUNT
--------------------------- --------------------------- -------------------------
      2008       2007 (A)        2008        2007 (A)        2008      2007 (A)
------------- ------------- ------------ -------------- ------------ ------------
 3,986,582     4,406,247    1,286,953      1,279,856    1,543,165    1,027,015
17,261,405     1,115,887      367,017        511,243      161,422      803,235
(5,006,368)   (1,535,552)    (715,111)      (504,146)    (766,418)    (287,085)
        --            --           --             --           --           --
------------- ------------- ------------ -------------- ------------ ------------
16,241,619     3,986,582      938,859      1,286,953      938,169    1,543,165
============= ============= ============ ============== ============ ============

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                  MORGAN STANLEY DIVIDEND                                      MSF BLACKROCK AGGRESSIVE
                                                   GROWTH    MORGAN STANLEY S&P 500 INDEX                        GROWTH
                                               SUBACCOUNT                      SUBACCOUNT                    SUBACCOUNT
                                  -------------------------- ------------------------------- -----------------------------
                                       2008       2007 (A)         2008           2007 (A)          2008        2007 (A)
                                  ------------ ------------- ------------- ----------------- -------------- --------------
Units beginning of year           2,901,396     3,107,296     6,967,206         7,539,294    185,128,306    221,481,261
Units issued and transferred
  from other funding options        155,105        42,330       698,993           137,440     15,997,294     11,288,873
Units redeemed and transferred to
  other funding options            (632,487)     (248,230)   (1,034,898)         (709,528)   (46,314,387)   (47,640,827)
Annuity units                            --            --            --                --         (1,395)        (1,001)
                                  ------------ ------------- ------------- ----------------- -------------- --------------
Units end of year                 2,424,014     2,901,396     6,631,301         6,967,206    154,809,818    185,128,306
                                  ============ ============= ============= ================= ============== ==============

                                                                      MSF CAPITAL GUARDIAN        MSF DAVIS
                                    MSF BLACKROCK MONEY MARKET                 U.S. EQUITY    VENTURE VALUE
                                                    SUBACCOUNT                  SUBACCOUNT       SUBACCOUNT
                                  ------------------------------- --------------------------- ----------------
                                          2008         2007 (A)         2008       2007 (A)         2008 (B)
                                  --------------- --------------- ------------- ------------- ----------------
Units beginning of year            296,236,103     226,079,051    37,240,803    28,891,547               --
Units issued and transferred
  from other funding options       439,713,371     422,025,188     4,030,309    17,229,787       59,566,076
Units redeemed and transferred to
  other funding options           (355,192,067)   (351,820,738)   (9,293,496)   (8,879,144)      (9,107,237)
Annuity units                          (47,401)        (47,398)       (1,370)       (1,387)            (811)
                                  --------------- --------------- ------------- ------------- ----------------
Units end of year                  380,710,006     296,236,103    31,976,246    37,240,803       50,458,028
                                  =============== =============== ============= ============= ================

                                         MSF LEHMAN BROTHERS       MSF METLIFE AGGRESSIVE     MSF METLIFE CONSERVATIVE
                                        AGGREGATE BOND INDEX                   ALLOCATION                   ALLOCATION
                                                  SUBACCOUNT                   SUBACCOUNT                   SUBACCOUNT
                                  ----------------------------- ---------------------------- ----------------------------
                                         2008    2007 (A) (D)          2008       2007 (A)          2008       2007 (A)
                                  -------------- -------------- -------------- ------------- -------------- -------------
Units beginning of year            85,048,945             --     68,089,229     8,380,176     15,892,326     6,328,313
Units issued and transferred
  from other funding options        6,662,776    106,581,391     10,038,761    62,617,930     21,441,245    14,163,399
Units redeemed and transferred to
  other funding options           (20,344,684)   (21,539,767)   (12,764,231)   (2,908,877)   (11,087,864)   (4,599,386)
Annuity units                         (37,817)         7,321             --            --             --            --
                                  -------------- -------------- -------------- ------------- -------------- -------------
Units end of year                  71,329,220     85,048,945     65,363,759    68,089,229     26,245,707    15,892,326
                                  ============== ============== ============== ============= ============== =============

                                     MSF METLIFE MODERATE TO
                                       AGGRESSIVE ALLOCATION       MSF METLIFE STOCK INDEX            MSF MFS TOTAL RETURN
                                                  SUBACCOUNT                    SUBACCOUNT                      SUBACCOUNT
                                  ----------------------------- ----------------------------- -------------------------------
                                         2008        2007 (A)          2008        2007 (A)           2008         2007 (A)
                                  -------------- -------------- -------------- -------------- --------------- ---------------
Units beginning of year           442,105,761     41,298,469    531,845,303      3,215,810     592,318,130     660,387,222
Units issued and transferred
  from other funding options       44,066,905    419,938,468     59,765,661    604,992,912      41,510,325      40,240,817
Units redeemed and transferred to
  other funding options           (85,110,225)   (19,131,176)   (99,488,537)   (76,312,654)   (148,590,359)   (108,275,651)
Annuity units                              --             --       (129,710)       (50,765)        (75,251)        (34,258)
                                  -------------- -------------- -------------- -------------- --------------- ---------------
Units end of year                 401,062,441    442,105,761    491,992,717    531,845,303     485,162,845     592,318,130
                                  ============== ============== ============== ============== =============== ===============

                                                                             MSF BLACKROCK
                                                            MSF BLACKROCK           LEGACY
                                                                LARGE CAP        LARGE CAP
 MSF BLACKROCK BOND INCOME     MSF BLACKROCK DIVERSIFIED            VALUE           GROWTH
                SUBACCOUNT                    SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
----------------------------- ----------------------------- ---------------- ----------------
       2008        2007 (A)          2008    2007 (A) (C)         2008 (B)         2008 (B)
-------------- -------------- -------------- -------------- ---------------- ----------------
316,222,898    358,237,572     72,810,413             --               --               --
 48,033,562     27,709,212      8,867,222     83,165,537       21,918,891            8,346
(98,704,913)   (69,692,234)   (13,031,544)   (10,470,687)      (3,179,997)             (78)
    (17,699)       (31,652)       (13,494)       115,563               --               --
-------------- -------------- -------------- -------------- ---------------- ----------------
265,533,848    316,222,898     68,632,597     72,810,413       18,738,894            8,268
============== ============== ============== ============== ================ ================

                                                            MSF JENNISON
          MSF FI LARGE CAP          MSF FI VALUE LEADERS          GROWTH
                SUBACCOUNT                    SUBACCOUNT      SUBACCOUNT
----------------------------- ----------------------------- ---------------
       2008        2007 (A)          2008        2007 (A)        2008 (B)
-------------- -------------- -------------- -------------- ---------------
317,247,941    392,883,001    122,428,834    144,737,748              --
 13,976,376      9,809,942     13,205,740      4,723,486     128,301,941
(62,084,111)   (85,430,408)   (30,285,941)   (27,032,308)    (18,234,255)
    (46,045)       (14,594)          (308)           (92)         (1,084)
-------------- -------------- -------------- -------------- ---------------
269,094,161    317,247,941    105,348,325    122,428,834     110,066,602
============== ============== ============== ============== ===============

MSF METLIFE CONSERVATIVE TO    MSF METLIFE MID CAP STOCK          MSF METLIFE MODERATE
        MODERATE ALLOCATION         INDEX                                   ALLOCATION
                 SUBACCOUNT                   SUBACCOUNT                    SUBACCOUNT
------------------------------ ---------------------------- -----------------------------
       2008         2007 (A)         2008        2007 (A)          2008        2007 (A)
-------------- --------------- ------------- -------------- -------------- --------------
 93,106,882      10,121,656     5,333,803      2,799,148    479,135,478     42,183,505
 22,709,478      90,612,025     3,115,382      4,008,796     67,031,031    458,582,993
(25,932,681)     (7,626,450)   (1,989,348)    (1,474,141)   (97,510,257)   (21,631,020)
    (19,935)           (349)           --             --             --             --
-------------- --------------- ------------- -------------- -------------- --------------
 89,863,744      93,106,882     6,459,837      5,333,803    448,656,252    479,135,478
============== =============== ============= ============== ============== ==============

                                 MSF MORGAN STANLEY EAFE         MSF NEUBERGER BERMAN
             MSF MFS VALUE                         INDEX                MID CAP VALUE
                SUBACCOUNT                    SUBACCOUNT                   SUBACCOUNT
----------------------------- ----------------------------- ----------------------------
       2008        2007 (A)          2008        2007 (A)         2008    2007 (A) (C)
-------------- -------------- -------------- -------------- ------------- --------------
 61,212,759     58,246,549     61,113,909         73,275    18,555,447             --
 19,802,281     17,960,437      4,932,202     72,950,778     1,083,190     21,508,711
(18,525,739)   (14,985,066)   (13,034,978)   (11,907,493)   (4,569,615)    (2,953,264)
     (9,087)        (9,161)       (16,871)        (2,651)           --             --
-------------- -------------- -------------- -------------- ------------- --------------
 62,480,214     61,212,759     52,994,262     61,113,909    15,069,022     18,555,447
============== ============== ============== ============== ============= ==============

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                       MSF OPPENHEIMER GLOBAL                                  MSF T. ROWE PRICE LARGE CAP
                                                       EQUITY        MSF RUSSELL 2000 INDEX                         GROWTH
                                                   SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                                  ------------------------------ ----------------------------- ------------------------------
                                          2008        2007 (A)          2008    2007 (A) (C)          2008         2007 (A)
                                  --------------- -------------- -------------- -------------- -------------- ---------------
Units beginning of year            494,911,133    522,236,566     60,356,432             --     64,027,839      72,617,849
Units issued and transferred
  from other funding options        59,982,748     60,384,151      6,296,137     70,964,297     14,332,093       6,821,136
Units redeemed and transferred to
  other funding options           (106,201,344)   (87,663,356)   (11,669,227)   (10,606,339)   (18,581,676)    (15,411,146)
Annuity units                          (37,967)       (46,228)       (11,416)        (1,526)            --              --
                                  --------------- -------------- -------------- -------------- -------------- ---------------
Units end of year                  448,654,570    494,911,133     54,971,926     60,356,432     59,778,256      64,027,839
                                  =============== ============== ============== ============== ============== ===============

                                       PIMCO VIT TOTAL RETURN             PIONEER VCT BOND    PIONEER VCT CULLEN VALUE
                                                   SUBACCOUNT                   SUBACCOUNT                  SUBACCOUNT
                                  ------------------------------ ---------------------------- ---------------------------
                                          2008        2007 (A)          2008       2007 (A)         2008       2007 (A)
                                  --------------- -------------- -------------- ------------- ------------- -------------
Units beginning of year            338,608,781    375,951,261     19,594,381            --    15,163,835    11,247,180
Units issued and transferred
  from other funding options        88,413,241     43,682,621     14,589,696    21,249,857     4,793,648     5,331,422
Units redeemed and transferred to
  other funding options           (126,546,499)   (80,919,338)   (12,020,980)   (1,655,476)   (5,348,475)   (1,414,767)
Annuity units                          (86,148)      (105,763)            --            --            --            --
                                  --------------- -------------- -------------- ------------- ------------- -------------
Units end of year                  300,389,375    338,608,781     22,163,097    19,594,381    14,609,008    15,163,835
                                  =============== ============== ============== ============= ============= =============

                                                                                                 PIONEER VCT IBBOTSON AGGRESSIVE
                                  PIONEER VCT GLOBAL HIGH YIELD        PIONEER VCT HIGH YIELD                         ALLOCATION
                                                     SUBACCOUNT                    SUBACCOUNT                         SUBACCOUNT
                                  -------------------------------- ----------------------------- ----------------------------------
                                        2008            2007 (A)          2008        2007 (A)         2008              2007 (A)
                                  ------------- ------------------ -------------- -------------- ------------- --------------------
Units beginning of year           13,165,119          9,512,270     32,302,590     37,727,733    10,091,154            8,698,247
Units issued and transferred
  from other funding options       3,441,842          6,797,990     12,070,279     11,300,198     2,807,122            2,063,668
Units redeemed and transferred to
  other funding options           (3,626,120)        (3,145,141)   (12,907,393)   (16,725,341)   (2,088,618)            (670,761)
Annuity units                             --                 --             --             --            --                   --
                                  ------------- ------------------ -------------- -------------- ------------- --------------------
Units end of year                 12,980,841         13,165,119     31,465,476     32,302,590    10,809,658           10,091,154
                                  ============= ================== ============== ============== ============= ====================

                                                                                                     PIONEER VCT OAK RIDGE
                                  PIONEER VCT INTERNATIONAL VALUE    PIONEER VCT MID CAP VALUE            LARGE CAP GROWTH
                                                       SUBACCOUNT                   SUBACCOUNT                  SUBACCOUNT
                                  ---------------------------------- ---------------------------- ---------------------------
                                        2008              2007 (A)          2008       2007 (A)         2008       2007 (A)
                                  ------------- -------------------- -------------- ------------- ------------- -------------
Units beginning of year            7,549,358            6,619,383     42,880,338    41,251,442    11,879,818    12,028,528
Units issued and transferred
  from other funding options         927,030            3,011,918      4,365,643     9,157,249     1,651,505     2,435,959
Units redeemed and transferred to
  other funding options           (2,631,296)          (2,081,943)   (11,163,664)   (7,528,353)   (2,879,033)   (2,584,669)
Annuity units                             --                   --             --            --            --            --
                                  ------------- -------------------- -------------- ------------- ------------- -------------
Units end of year                  5,845,092            7,549,358     36,082,317    42,880,338    10,652,290    11,879,818
                                  ============= ==================== ============== ============= ============= =============

    MSF T. ROWE
PRICE SMALL CAP    MSF WESTERN ASSET MANAGEMENT    MSF WESTERN ASSET MANAGEMENT
         GROWTH    STRATEGIC BOND OPPORTUNITIES                 U.S. GOVERNMENT
     SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
------------------ ------------------------------- -------------------------------
        2008 (B)         2008           2007 (A)          2008          2007 (A)
------------------ ------------- ----------------- -------------- ----------------
             --     4,659,891         5,511,825     85,176,942       93,487,936
    107,560,744       703,862           630,518    138,688,994       18,892,466
    (16,321,622)   (1,170,259)       (1,481,365)   (58,715,835)     (27,200,516)
         (1,421)       (1,068)           (1,087)        (3,913)          (2,944)
------------------ ------------- ----------------- -------------- ----------------
     91,237,701     4,192,426         4,659,891    165,146,188       85,176,942
================== ============= ================= ============== ================

PIONEER VCT EMERGING MARKETS    PIONEER VCT EQUITY INCOME             PIONEER VCT FUND
                  SUBACCOUNT                   SUBACCOUNT                   SUBACCOUNT
------------------------------- ---------------------------- ----------------------------
      2008           2007 (A)         2008        2007 (A)          2008       2007 (A)
------------- ----------------- ------------- -------------- -------------- -------------
 9,123,959         8,408,497    22,291,961     21,474,930     35,397,790    26,477,150
 2,013,301         3,060,090     2,904,676      4,390,786      4,982,780    13,737,373
(2,830,775)       (2,344,628)   (6,289,139)    (3,573,755)   (10,963,614)   (4,816,733)
        --                --            --             --             --            --
------------- ----------------- ------------- -------------- -------------- -------------
 8,306,485         9,123,959    18,907,498     22,291,961     29,416,956    35,397,790
============= ================= ============= ============== ============== =============

PIONEER VCT IBBOTSON GROWTH    PIONEER VCT IBBOTSON MODERATE
                 ALLOCATION                       ALLOCATION    PIONEER VCT INDEPENDENCE
                 SUBACCOUNT                       SUBACCOUNT                  SUBACCOUNT
------------------------------ -------------------------------- ---------------------------
       2008         2007 (A)          2008           2007 (A)         2008       2007 (A)
-------------- --------------- -------------- ----------------- ------------- -------------
211,130,637     126,729,579    128,084,206        86,309,793     5,940,423     5,709,042
 49,136,283      95,750,334     28,764,616        51,540,085       806,150     1,125,747
(19,225,822)    (11,349,276)   (25,109,146)       (9,765,672)   (1,643,163)     (894,366)
         --              --             --                --            --            --
-------------- --------------- -------------- ----------------- ------------- -------------
241,041,098     211,130,637    131,739,676       128,084,206     5,103,410     5,940,423
============== =============== ============== ================= ============= =============

PIONEER VCT REAL ESTATE SHARES    PIONEER VCT SMALL CAP VALUE    PIONEER VCT STRATEGIC INCOME
                    SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
--------------------------------- ------------------------------ -------------------------------
      2008             2007 (A)         2008          2007 (A)          2008          2007 (A)
------------- ------------------- ------------- ---------------- -------------- ----------------
 9,621,836          10,809,247    10,181,404       10,492,442     40,619,893       38,783,488
 1,881,019           2,396,636       942,794        1,631,332     11,732,212       10,179,285
(2,782,571)         (3,584,047)   (2,429,154)      (1,942,370)   (13,821,803)      (8,342,880)
        --                  --            --               --             --               --
------------- ------------------- ------------- ---------------- -------------- ----------------
 8,720,284           9,621,836     8,695,044       10,181,404     38,530,302       40,619,893
============= =================== ============= ================ ============== ================

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)

7. SCHEDULES OF UNITS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                        UIF CAPITAL GROWTH    UIF CORE PLUS FIXED INCOME         UIF EQUITY AND INCOME
                                                SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                  --------------------------- ----------------------------- -----------------------------
                                        2008       2007 (A)         2008         2007 (A)          2008        2007 (A)
                                  ------------- ------------- ------------- --------------- -------------- --------------
Units beginning of year           13,918,589    15,038,110    19,274,662      17,972,326    155,243,293    159,327,387
Units issued and transferred
  from other funding options       1,237,043     1,328,091     3,076,055       3,062,717     25,941,166     16,881,592
Units redeemed and transferred to
  other funding options           (4,337,677)   (2,447,612)   (6,729,599)     (1,760,381)   (57,133,995)   (20,965,686)
Annuity units                             --            --            --              --         (3,096)            --
                                  ------------- ------------- ------------- --------------- -------------- --------------
Units end of year                 10,817,955    13,918,589    15,621,118      19,274,662    124,047,368    155,243,293
                                  ============= ============= ============= =============== ============== ==============

                                  VAN KAMPEN LIT CAPITAL GROWTH       VAN KAMPEN LIT COMSTOCK    VAN KAMPEN LIT ENTERPRISE
                                                     SUBACCOUNT                    SUBACCOUNT                   SUBACCOUNT
                                  -------------------------------- ----------------------------- ----------------------------
                                          2008          2007 (A)          2008        2007 (A)         2008        2007 (A)
                                  --------------- ---------------- -------------- -------------- ------------- --------------
Units beginning of year            157,200,754      183,574,207    299,713,541    332,916,527    12,652,616     15,126,931
Units issued and transferred
  from other funding options         3,907,137        7,149,838     22,952,170     17,287,776       713,309        432,891
Units redeemed and transferred to
  other funding options           (143,666,166)     (33,523,291)   (77,986,660)   (50,488,279)   (3,493,168)    (2,905,716)
Annuity units                               --               --         (6,679)        (2,483)       (1,206)        (1,490)
                                  --------------- ---------------- -------------- -------------- ------------- --------------
Units end of year                   17,441,725      157,200,754    244,672,372    299,713,541     9,871,551     12,652,616
                                  =============== ================ ============== ============== ============= ==============

(a) See Footnote 1 -- Organization.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period April 30, 2007 to December 31, 2007.
(d) For the period November 12, 2007 to December 31, 2007.

 UIF SMALL COMPANY GROWTH    UIF U.S. REAL ESTATE SECURITIES                   UIF VALUE
               SUBACCOUNT                         SUBACCOUNT                  SUBACCOUNT
-------------------------    ---------------------------------- ---------------------------
   2008           2007 (A)          2008             2007 (A)         2008       2007 (A)
-----------    ------------- -------------- ------------------- ------------- -------------
  4,724,867     5,465,764     25,452,950          26,061,240    14,734,499    18,091,492
    604,656       279,067      6,983,727          10,393,823       264,435       413,729
 (1,469,144)   (1,019,964)   (10,711,401)        (11,002,113)   (3,801,914)   (3,770,722)
         --            --         (8,817)                 --            --            --
-----------    ------------- -------------- ------------------- ------------- -------------
  3,860,379     4,724,867     21,716,459          25,452,950    11,197,020    14,734,499
===========    ============= ============== =================== ============= =============

                               VAN KAMPEN LIT GROWTH AND    WELLS FARGO VT ADVANTAGE
VAN KAMPEN LIT GOVERNMENT                         INCOME         SMALL/MID CAP VALUE
               SUBACCOUNT                     SUBACCOUNT                  SUBACCOUNT
--------------------------    ----------------------------- ---------------------------
   2008            2007 (A)          2008        2007 (A)        2008        2007 (A)
------------    ------------- -------------- -------------- ------------ --------------
  36,097,912    36,311,329    171,568,422    191,394,053    3,380,492      4,426,775
   7,107,328     4,772,578     17,315,992      9,290,259      464,842        462,999
 (13,140,088)   (4,985,995)   (53,138,824)   (29,115,890)    (905,514)    (1,509,282)
          --            --             --             --           --             --
------------    ------------- -------------- -------------- ------------ --------------
  30,065,152    36,097,912    135,745,590    171,568,422    2,939,820      3,380,492
============    ============= ============== ============== ============ ==============

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholders of MetLife Insurance Company of Connecticut

     We have audited the accompanying consolidated balance sheets of MetLife Insurance Company of Connecticut and subsidiaries (the "Company") as of December 31, 2008 and 2007, and the related consolidated statements of income, stockholders' equity, and cash flows for each of the three years in the period ended December 31, 2008. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Insurance Company of Connecticut and subsidiaries as of December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2008, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

     As discussed in Note 1, the Company changed its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008, and changed its method of accounting for deferred acquisition costs as required by accounting guidance adopted on January 1, 2007.

/s/  DELOITTE & TOUCHE LLP

New York, New York
March 26, 2009

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2008 AND 2007

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                 2008       2007
                                                               --------   --------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $39,601 and $46,264,
     respectively)...........................................  $ 34,846   $ 45,671
  Equity securities available-for-sale, at estimated fair
     value (cost: $673 and $992, respectively)...............       474        952
  Trading securities, at estimated fair value (cost: $251 and
     $0, respectively).......................................       232         --
  Mortgage and consumer loans................................     4,447      4,404
  Policy loans...............................................     1,192        913
  Real estate and real estate joint ventures held-for-
     investment..............................................       608        541
  Other limited partnership interests........................     1,249      1,130
  Short-term investments.....................................     3,127      1,335
  Other invested assets......................................     2,297      1,445
                                                               --------   --------
     Total investments.......................................    48,472     56,391
Cash and cash equivalents....................................     5,656      1,774
Accrued investment income....................................       487        637
Premiums and other receivables...............................    12,463      8,320
Deferred policy acquisition costs and value of business
  acquired...................................................     5,440      4,948
Current income tax recoverable...............................        66         72
Deferred income tax assets...................................     1,843        846
Goodwill.....................................................       953        953
Other assets.................................................       752        753
Separate account assets......................................    35,892     53,867
                                                               --------   --------
     Total assets............................................  $112,024   $128,561
                                                               ========   ========
LIABILITIES AND STOCKHOLDERS' EQUITY
LIABILITIES:
Future policy benefits.......................................  $ 20,213   $ 19,576
Policyholder account balances................................    37,175     33,815
Other policyholder funds.....................................     2,085      1,777
Short-term debt..............................................       300         --
Long-term debt -- affiliated.................................       950        635
Payables for collateral under securities loaned and other
  transactions...............................................     7,871     10,471
Other liabilities............................................     2,604      1,072
Separate account liabilities.................................    35,892     53,867
                                                               --------   --------
     Total liabilities.......................................   107,090    121,213
                                                               --------   --------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 10)
STOCKHOLDERS' EQUITY:
Common stock, par value $2.50 per share; 40,000,000 shares
  authorized; 34,595,317 shares issued and outstanding at
  December 31, 2008 and 2007.................................        86         86
Additional paid-in capital...................................     6,719      6,719
Retained earnings............................................       965        892
Accumulated other comprehensive loss.........................    (2,836)      (349)
                                                               --------   --------
     Total stockholders' equity..............................     4,934      7,348
                                                               --------   --------
     Total liabilities and stockholders' equity..............  $112,024   $128,561
                                                               ========   ========




        See accompanying notes to the consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                        CONSOLIDATED STATEMENTS OF INCOME
              FOR THE YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                  (IN MILLIONS)

                                                             2008     2007     2006
                                                            ------   ------   ------
REVENUES
Premiums..................................................  $  634   $  353   $  308
Universal life and investment-type product policy fees....   1,378    1,411    1,268
Net investment income.....................................   2,494    2,893    2,839
Other revenues............................................     230      251      212
Net investment gains (losses).............................     549     (142)    (521)
                                                            ------   ------   ------
       Total revenues.....................................   5,285    4,766    4,106
                                                            ------   ------   ------
EXPENSES
Policyholder benefits and claims..........................   1,446      978      792
Interest credited to policyholder account balances........   1,130    1,299    1,316
Other expenses............................................   1,933    1,446    1,173
                                                            ------   ------   ------
       Total expenses.....................................   4,509    3,723    3,281
                                                            ------   ------   ------
Income from continuing operations before provision for
  income tax..............................................     776    1,043      825
Provision for income tax..................................     203      303      228
                                                            ------   ------   ------
Income from continuing operations.........................     573      740      597
Income from discontinued operations, net of income tax....      --        4       --
                                                            ------   ------   ------
Net income................................................  $  573   $  744   $  597
                                                            ======   ======   ======




        See accompanying notes to the consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                 CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                  (IN MILLIONS)

                                                                                 ACCUMULATED
                                                                          OTHER COMPREHENSIVE LOSS
                                                                        ----------------------------
                                                                              NET          FOREIGN
                                                ADDITIONAL                UNREALIZED       CURRENCY
                                       COMMON     PAID-IN    RETAINED     INVESTMENT     TRANSLATION
                                        STOCK     CAPITAL    EARNINGS   GAINS (LOSSES)   ADJUSTMENTS    TOTAL
                                       ------   ----------   --------   --------------   -----------   -------
Balance at January 1, 2006...........    $86      $7,180       $ 581        $  (416)        $   2      $ 7,433
Revisions of purchase price pushed
  down to MetLife Insurance Company
  of Connecticut's net assets
  acquired (Note 1)..................                 40                                                    40
Dividend paid to MetLife.............               (259)       (658)                                     (917)
Capital contribution of intangible
  assets from MetLife, net of income
  tax................................                162                                                   162
Comprehensive income:
  Net income.........................                            597                                       597
  Other comprehensive income:
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax....................                                            (5)                        (5)
     Unrealized investment gains
       (losses), net of related
       offsets and income tax........                                           107                        107
     Foreign currency translation
       adjustments, net of income
       tax...........................                                                          (2)          (2)
                                                                                                       -------
     Other comprehensive income......                                                                      100
                                                                                                       -------
  Comprehensive income...............                                                                      697
                                         ---      ------       -----        -------         -----      -------
Balance at December 31, 2006.........     86       7,123         520           (314)           --        7,415
Cumulative effect of change in
  accounting principle, net of income
  tax (Note 1).......................                            (86)                                      (86)
                                         ---      ------       -----        -------         -----      -------
Balance at January 1, 2007...........     86       7,123         434           (314)           --        7,329
Dividend paid to MetLife.............               (404)       (286)                                     (690)
Comprehensive income:
  Net income.........................                            744                                       744
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax....................                                            (2)                        (2)
     Unrealized investment gains
       (losses), net of related
       offsets and income tax........                                           (45)                       (45)
     Foreign currency translation
       adjustments, net of income
       tax...........................                                                          12           12
                                                                                                       -------
     Other comprehensive loss........                                                                      (35)
                                                                                                       -------
  Comprehensive income...............                                                                      709
                                         ---      ------       -----        -------         -----      -------
Balance at December 31, 2007.........     86       6,719         892           (361)           12        7,348
Dividend paid to MetLife.............                           (500)                                     (500)
Comprehensive income (loss):
  Net income.........................                            573                                       573
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax....................                                            21                         21
     Unrealized investment gains
       (losses), net of related
       offsets and income tax........                                        (2,342)                    (2,342)
     Foreign currency translation
       adjustments, net of income
       tax...........................                                                        (166)        (166)
                                                                                                       -------
     Other comprehensive loss........                                                                   (2,487)
                                                                                                       -------
  Comprehensive loss.................                                                                   (1,914)
                                         ---      ------       -----        -------         -----      -------
Balance at December 31, 2008.........    $86      $6,719       $ 965        $(2,682)        $(154)     $ 4,934
                                         ===      ======       =====        =======         =====      =======




        See accompanying notes to the consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                  (IN MILLIONS)

                                                          2008       2007       2006
                                                        --------   --------   --------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income............................................  $    573   $    744   $    597
Adjustments to reconcile net income to net cash
  provided by operating activities:
     Depreciation and amortization expenses...........        29         26          6
     Amortization of premiums and accretion of
       discounts associated with investments, net.....       (18)        11         74
     (Gains) losses from sales of investments and
       businesses, net................................      (546)       145        521
     Gain from recapture of ceded reinsurance.........        --        (22)        --
     Undistributed equity earnings of real estate
       joint ventures and other limited partnership
       interests......................................        97       (121)       (83)
     Interest credited to policyholder account
       balances.......................................     1,130      1,299      1,316
     Universal life and investment-type product policy
       fees...........................................    (1,378)    (1,411)    (1,268)
     Change in accrued investment income..............       150        (35)         2
     Change in premiums and other receivables.........    (2,561)       360       (509)
     Change in deferred policy acquisition costs,
       net............................................       330         61       (234)
     Change in insurance-related liabilities..........       997         71        234
     Change in trading securities.....................      (218)        --        (43)
     Change in income tax payable.....................       262        308        156
     Change in other assets...........................       598        675        578
     Change in other liabilities......................     1,176        234       (351)
     Other, net.......................................        38         --         --
                                                        --------   --------   --------
Net cash provided by operating activities.............       659      2,345        996
                                                        --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities........................    20,183     21,546     27,706
     Equity securities................................       126        146        218
     Mortgage and consumer loans......................       522      1,208      1,034
     Real estate and real estate joint ventures.......        15        155        126
     Other limited partnership interests..............       203        465        762
  Purchases of:
     Fixed maturity securities........................   (14,027)   (19,365)   (23,840)
     Equity securities................................       (65)      (357)      (109)
     Mortgage and consumer loans......................      (621)    (2,030)    (2,092)
     Real estate and real estate joint ventures.......      (102)      (458)       (56)
     Other limited partnership interests..............      (458)      (515)      (343)
  Net change in short-term investments................    (1,887)      (558)       991
  Net change in other invested assets.................       445       (175)      (316)
  Net change in policy loans..........................      (279)         5         (2)
  Other, net..........................................        --         16          1
                                                        --------   --------   --------
Net cash provided by investing activities.............  $  4,055   $     83   $  4,080
                                                        --------   --------   --------




        See accompanying notes to the consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

              CONSOLIDATED STATEMENTS OF CASH FLOWS -- (CONTINUED) FOR THE YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                  (IN MILLIONS)


                                                           2008      2007       2006
                                                         -------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits..........................................  $ 7,146   $ 11,395   $  8,185
     Withdrawals.......................................   (5,307)   (13,563)   (11,637)
  Net change in short-term debt........................      300         --         --
  Long-term debt issued -- affiliated..................      750        200         --
  Long-term debt repaid -- affiliated..................     (435)        --         --
  Debt issuance costs..................................       (8)        --         --
  Net change in payables for collateral under
     securities loaned and other transactions..........   (2,600)     1,316       (582)
  Financing element on certain derivative instruments..      (46)        33        (55)
  Dividends on common stock............................     (500)      (690)      (917)
                                                         -------   --------   --------
Net cash used in financing activities..................     (700)    (1,309)    (5,006)
                                                         -------   --------   --------
Effect of change in foreign currency exchange rates on
  cash balances........................................     (132)         6          8
                                                         -------   --------   --------
Change in cash and cash equivalents....................    3,882      1,125         78
Cash and cash equivalents, beginning of year...........    1,774        649        571
                                                         -------   --------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR.................  $ 5,656   $  1,774   $    649
                                                         =======   ========   ========
Supplemental disclosures of cash flow information:
  Net cash paid (received) during the year for:
     Interest..........................................  $    64   $     33   $     31
                                                         =======   ========   ========
     Income tax........................................  $   (48)  $     (6)  $     81
                                                         =======   ========   ========
  Non-cash transactions during the year:
     Contribution of equity securities to MetLife
       Foundation......................................  $    --   $     12   $     --
                                                         =======   ========   ========
     Contribution of other intangible assets from
       MetLife, net of deferred income tax.............  $    --   $     --   $    162
                                                         =======   ========   ========
     Contribution of goodwill from MetLife.............  $    --   $     --   $     29
                                                         =======   ========   ========



--------

See Note 7 for disclosure regarding the receipt of $901 million under an affiliated reinsurance agreement during the year ended December 31, 2007, which is included in the change in premiums and other receivables in net cash provided by operating activities.

        See accompanying notes to the consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     "MICC" or the "Company" refers to MetLife Insurance Company of Connecticut, a Connecticut corporation incorporated in 1863, and its subsidiaries, including MetLife Investors USA Insurance Company ("MLI-USA"). The Company is a subsidiary of MetLife, Inc. ("MetLife"). The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

     On October 11, 2006, MICC and MetLife Investors Group, Inc. ("MLIG"), both subsidiaries of MetLife, entered into a transfer agreement ("Transfer Agreement"), pursuant to which MICC agreed to acquire all of the outstanding stock of MLI-USA from MLIG in exchange for shares of MICC's common stock. To effectuate the exchange of shares, MetLife returned 10,000,000 shares just prior to the closing of the transaction and retained 30,000,000 shares representing 100% of the then issued and outstanding shares of MICC. MICC issued 4,595,317 new shares to MLIG in exchange for all of the outstanding common stock of MLI-USA. After the closing of the transaction, 34,595,317 shares of MICC's common stock are outstanding, of which MLIG holds 4,595,317 shares, with the remaining shares held by MetLife.

     In connection with the Transfer Agreement on October 11, 2006, MLIG transferred to MICC certain assets and liabilities, including goodwill, value of business acquired ("VOBA") and deferred income tax liabilities, which remain outstanding from MetLife's acquisition of MLIG on October 30, 1997. The assets and liabilities have been included in the financial data of the Company for all periods presented.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of MICC and its subsidiaries as well as partnerships and joint ventures in which the Company has control. Intercompany accounts and transactions have been eliminated.

     In addition, the Company has invested in certain structured transactions that are variable interest entities ("VIEs") under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of Accounting Research Bulletin No. 51 ("FIN 46(r)"). These structured transactions include asset-backed securitizations, trust preferred securities, joint ventures, limited partnerships and limited liability companies. The Company is required to consolidate those VIEs for which it is deemed to be the primary beneficiary. The Company reconsiders whether it is the primary beneficiary for investments designated as VIEs on a quarterly basis.

     The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint venture's or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint venture's or the partnership's operations.

     During the second quarter of 2007, the nature of the Company's partnership interest in Greenwich Street Investments, LP ("Greenwich") changed such that Greenwich is no longer consolidated and is now accounted for under the equity method of accounting. During the second quarter of 2006, the Company's ownership interest in Tribeca Citigroup Investments, Ltd. ("Tribeca") declined to a position whereby Tribeca is no longer consolidated and is now accounted for under the equity method of accounting. As such, there was no minority interest liability at December 31, 2008 or 2007.

     Certain amounts in the prior year periods' consolidated financial statements have been reclassified to conform with the 2008 presentation. Such reclassifications include $6 million and $8 million for the years ended

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


December 31, 2007 and 2006, respectively, relating to the effect of change in foreign currency exchange rates on cash balances. These amounts were reclassified from cash flows from operating activities in the consolidated statements of cash flows for the years ended December 31, 2007 and 2006.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining:

       (i) the estimated fair value of investments in the absence of quoted market values;

       (ii)   investment impairments;

       (iii)  the recognition of income on certain investment entities;

       (iv)   the application of the consolidation rules to certain investments;

       (v) the existence and estimated fair value of embedded derivatives requiring bifurcation;

       (vi)   the estimated fair value of and accounting for derivatives;

       (vii) the capitalization and amortization of deferred policy acquisition costs ("DAC") and the establishment and amortization of VOBA;

       (viii) the measurement of goodwill and related impairment, if any;

       (ix)   the liability for future policyholder benefits;

       (x) accounting for income taxes and the valuation of deferred tax assets;

       (xi)   accounting for reinsurance transactions; and

       (xii)  the liability for litigation and regulatory matters.

     A description of such critical estimates is incorporated within the discussion of the related accounting policies which follow. The application of purchase accounting requires the use of estimation techniques in determining the estimated fair values of assets acquired and liabilities assumed -- the most significant of which relate to the aforementioned critical estimates. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Fair Value

     As described below, certain assets and liabilities are measured at estimated fair value on the Company's consolidated balance sheets. In addition, the footnotes to the consolidated financial statements include disclosures of estimated fair values. Effective January 1, 2008, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In many cases, the exit price and the transaction (or entry) price will be the same at initial recognition. However, in certain cases, the transaction price may not represent fair value. Under SFAS 157, fair value of a liability is based on the amount that would be paid to transfer a liability to a third party with the same credit standing. SFAS 157 requires that fair value be a market-based measurement in which the fair value is determined based on a hypothetical

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


transaction at the measurement date, considered from the perspective of a market participant. When quoted prices are not used to determine fair value, SFAS 157 requires consideration of three broad valuation techniques: (i) the market approach, (ii) the income approach, and (iii) the cost approach. The approaches are not new, but SFAS 157 requires that entities determine the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs. SFAS 157 prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Company has categorized its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset or liability's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. SFAS 157 defines the input levels as follows:

     Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

     Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities other than quoted prices in Level 1; quoted prices in markets that are not active; or other inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

     Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of estimated fair value requires significant management judgment or estimation.

     The measurement and disclosures under SFAS 157 in the accompanying consolidated financial statements and footnotes exclude certain items such as nonfinancial assets and nonfinancial liabilities initially measured at estimated fair value in a business combination, reporting units measured at estimated fair value in the first step of a goodwill impairment test and indefinite-lived intangible assets measured at estimated fair value for impairment assessment. The effective date for these items was deferred to January 1, 2009.

     Prior to adoption of SFAS 157, estimated fair value was determined based solely upon the perspective of the reporting entity. Therefore, methodologies used to determine the estimated fair value of certain financial instruments prior to January 1, 2008, while being deemed appropriate under existing accounting guidance, may not have produced an exit value as defined in SFAS 157.

  Investments

     The Company's principal investments are in fixed maturity and equity securities, trading securities, mortgage and consumer loans, policy loans, real estate, real estate joint ventures and other limited partnership interests, short-term investments, and other invested assets. The accounting policies related to each are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale, except for trading securities, and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income or (loss), net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded in net investment income.

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are estimated by management using inputs obtained from third party specialists, including broker-dealers, and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

          The cost or amortized cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These impairments are included within net investment gains (losses) and the cost basis of the fixed maturity and equity securities is reduced accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

          The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows, as well as the Company's ability and intent to hold the security, including holding the security until the earlier of a recovery in value, or until maturity. In contrast, for certain equity securities, greater weight and consideration are given by the Company to a decline in market value and the likelihood such market value decline will recover. See also Note 2.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost (See also Note 2);
     (vii) unfavorable changes in forecasted cash flows on mortgage-backed and asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          In periods subsequent to the recognition of an other-than-temporary impairment on a debt security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the debt security in a prospective manner based on the amount and timing of estimated future cash flows.

          Trading Securities. The Company's trading securities portfolio, principally consisting of fixed maturity and equity securities, supports investments strategies that involve the active and frequent purchase and sale of securities and the execution of short sale agreements, and supports asset and liability matching strategies for certain insurance products. Trading securities and short sale agreement liabilities are recorded at estimated fair value with subsequent changes in estimated fair value recognized in net investment income. Related dividends and investment income are also included in net investment income.

          Securities Lending. Securities loaned transactions, whereby blocks of securities, which are included in fixed maturity and short-term investments, are loaned to third parties, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company generally obtains collateral in an amount equal to 102% of the estimated fair value of the securities loaned. The Company monitors the estimated fair value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms and commercial banks. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

          Mortgage and Consumer Loans. Mortgage and consumer loans held-for-investment are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts, and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Based on the facts and circumstances of the individual loans being impaired, valuation allowances are established for the excess carrying value of the loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's estimated fair value. The Company also establishes allowances for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans based on similar property types or loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or when the collection of interest is not considered probable. Cash receipts on such impaired loans are recorded as a reduction of the recorded investment. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

          Real Estate. Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company classifies a property as held-for-sale if it commits to a plan to sell a property

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     within one year and actively markets the property in its current condition for a price that is reasonable in comparison to its estimated fair value. The Company classifies the results of operations and the gain or loss on sale of a property that either has been disposed of or classified as held-for-sale as discontinued operations, if the ongoing operations of the property will be eliminated from the ongoing operations of the Company and if the Company will not have any significant continuing involvement in the operations of the property after the sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. The Company periodically reviews its properties held-for-investment for impairment and tests properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, with the impairment loss included in net investment gains (losses). Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure of commercial and agricultural mortgage loans is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

          Real Estate Joint Ventures and Other Limited Partnership
     Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests consisting of leveraged buy-out funds, hedge funds and other private equity funds in which it has more than a minor equity interest or more than a minor influence over the joint ventures or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures or the partnership's operations. The Company reports the distributions from real estate joint ventures and other limited partnership interests accounted for under the cost method and equity in earnings from real estate joint ventures and other limited partnership interests accounted for under the equity method in net investment income. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and other limited partnerships for impairments. The Company considers its cost method investments for other-than-temporary impairment when the carrying value of real estate joint ventures and other limited partnership interests exceeds the net asset value. The Company takes into consideration the severity and duration of this excess when deciding if the cost method investment is other-than-temporarily impaired. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an other-than-temporary impairment is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its estimated fair value.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates estimated fair value, or stated at estimated fair value, if available. Short-term investments also include investments in affiliated money market pools.

          Other Invested Assets. Other invested assets consist principally of freestanding derivatives with positive estimated fair values, joint venture investments and tax credit partnerships.

          Freestanding derivatives with positive estimated fair values are more fully described in the derivatives accounting policy which follows.

          Joint venture investments represent the Company's investments in entities that engage in insurance underwriting activities and are accounted for on the equity method. Tax credit partnerships are established for

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of tax credits and are also accounted for on equity method. The Company reports the equity in earnings of joint venture investments and tax credit partnerships in net investment income.

          Estimates and Uncertainties. The Company's investments are exposed to four primary sources of risk: credit, interest rate, liquidity risk, and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments, and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

          When available, the estimated fair value of the Company's fixed maturity and equity securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

          When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The assumptions and inputs in applying these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity, estimated duration and management's assumptions regarding liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

          The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active, liquid markets, quoted prices in markets that are not active and observable yields and spreads in the market.

          When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation, and cannot be supported by reference to market activity. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities.

          Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

          The determination of the amount of allowances and impairments, as applicable, is described previously by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available. Management updates its evaluations regularly and reflects changes in allowances and impairments in operations as such evaluations are revised.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The recognition of income on certain investments (e.g. loan-backed securities, including mortgage backed and asset-backed securities, certain investment transactions, trading securities, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

     The accounting rules under FIN 46(r) for the determination of when an entity is a VIE and when to consolidate a VIE are complex. The determination of the VIE's primary beneficiary requires an evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. FIN 46(r) defines the primary beneficiary as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both.

     When determining the primary beneficiary for structured investment products such as asset-backed securitizations and collateralized debt obligations, the Company uses historical default probabilities based on the credit rating of each issuer and other inputs including maturity dates, industry classifications and geographic location. Using computational algorithms, the analysis simulates default scenarios resulting in a range of expected losses and the probability associated with each occurrence. For other investment structures such as trust preferred securities, joint ventures, limited partnerships and limited liability companies, the Company gains an understanding of the design of the VIE and generally uses a qualitative approach to determine if it is the primary beneficiary. This approach includes an analysis of all contractual rights and obligations held by all parties including profit and loss allocations, repayment or residual value guarantees, put and call options and other derivative instruments. If the primary beneficiary of a VIE can not be identified using this qualitative approach, the Company calculates the expected losses and expected residual returns of the VIE using a probability-weighted cash flow model. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage the risk associated with variability in cash flows or changes in estimated fair values related to the Company's financial instruments. The Company also uses derivative instruments to hedge its currency exposure associated with net investments in certain foreign operations. To a lesser extent, the Company uses credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The significant inputs to the pricing models for most over-the-counter derivatives are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves, and volatility. However, certain over-the-counter derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


market data. Significant inputs that are unobservable generally include: independent broker quotes, credit correlation assumptions, references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such instruments. Most inputs for over-the-counter derivatives are mid market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity as well as the use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all over-the-counter derivatives after taking into account the effects of netting agreements and collateral arrangements. Credit risk is monitored and consideration of any potential credit adjustment is based on a net exposure by counterparty. This is due to the existence of netting agreements and collateral arrangements which effectively serve to mitigate credit risk. The Company values its derivative positions using the standard swap curve which includes a credit risk adjustment. This credit risk adjustment is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The need for such additional credit risk adjustments is monitored by the Company. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. The evaluation of the requirement to make an additional credit risk adjustments is performed by the Company each reporting period.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are generally reported in net investment gains (losses). The fluctuations in estimated fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the estimated fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge") and
(ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under these accounting standards. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected. Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact on the consolidated financial statements of the Company from that previously reported.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Under a fair value hedge, changes in the estimated fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the estimated fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item. However, balances that are not scheduled to settle until maturity are included in the estimated fair value of derivatives.

     Under a cash flow hedge, changes in the estimated fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholders' equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the estimated fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item. However, balances that are not scheduled to settle until maturity are included in the estimated fair value of derivatives.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the consolidated balance sheet, with changes in its estimated fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at estimated fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at estimated fair value with the host contract and changes in their estimated fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at estimated fair value in the consolidated financial statements and that their related changes in estimated fair value could materially affect reported net income.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

  Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using either the straight-line or sum-of-the-years-digits method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to ten years for leasehold improvements and three to seven years for all other property and equipment. The net book value of the property, equipment and leasehold improvements was less than $1 million for both December 31, 2008 and 2007, respectively.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $76 million and $72 million at December 31, 2008 and 2007, respectively. Accumulated amortization of capitalized software was $26 million and $11 million at December 31, 2008 and 2007, respectively. Related amortization expense was $15 million, $11 million and $3 million for the years ended December 31, 2008, 2007 and 2006, respectively.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions and agency and policy issuance expenses. VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross premiums or gross profits, depending on the type of contract as described below.

     The Company amortizes DAC and VOBA related to non-participating traditional contracts (primarily term insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency, and investment returns at policy issuance, or policy acquisition, as it relates to VOBA, that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Total DAC and VOBA amortization during a particular period may increase or decrease depending upon the relative size of the amortization change resulting from the adjustment to DAC and VOBA for the update of actual gross profits and the re-estimation of expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross profits. These include investment returns, interest crediting rates, mortality, persistency, and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

     Prior to 2007, DAC related to any internally replaced contract was generally expensed at the date of replacement. As described more fully in "Adoption of New Accounting Pronouncements," effective January 1, 2007, the Company adopted Statement of Position ("SOP") 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). Under SOP 05-1, an internal replacement is defined as a modification in product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If the modification substantially changes the contract, the DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in interest credited to policyholder account balances. Each year the Company reviews the deferred sales inducements to determine the recoverability of these balances.

  Value of Distribution Agreements and Customer Relationships Acquired

     Value of distribution agreements ("VODA") is reported in other assets and represents the present value of future profits associated with the expected future business derived from the distribution agreements. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past acquisitions are amortized over useful life ranging from 10 to 30 years and such amortization is included in other expenses. Each year the Company reviews VODA and VOCRA to determine the recoverability of these balances.

  Goodwill

     Goodwill is the excess of cost over the estimated fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter.

     Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, goodwill within Corporate & Other is allocated to reporting units within the Company's business segments.

     For purposes of goodwill impairment testing, if the carrying value of a reporting unit's goodwill exceeds its estimated fair value, there is an indication of impairment and the implied fair value of the goodwill is determined in

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


the same manner as the amount of goodwill would be determined in a business acquisition. The excess of the carrying value of goodwill over the implied fair value of goodwill is recognized as an impairment and recorded as a charge against net income.

     In performing its goodwill impairment tests, when management believes meaningful comparable market data are available, the estimated fair values of the reporting units are determined using a market multiple approach. When relevant comparables are not available, the Company uses a discounted cash flow model. For reporting units which are particularly sensitive to market assumptions, such as the annuities and variable & universal life reporting units within the Individual segment, the Company may corroborate its estimated fair values by using additional valuation methodologies.

     The key inputs, judgments and assumptions necessary in determining estimated fair value include projected earnings, current book value (with and without accumulated other comprehensive income), the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, the account value of in-force business, projections of new and renewal business as well as margins on such business, the level of interest rates, credit spreads, equity market levels and the discount rate management believes appropriate to the risk associated with the respective reporting unit. The estimated fair value of the annuity and variable & universal life reporting units are particularly sensitive to the equity market levels.

     Management applies significant judgment when determining the estimated fair value of the Company's reporting units and when assessing the relationship of the estimated fair value of its reporting units and their book value. The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting units could result in goodwill impairments in future periods which could materially adversely affect the Company's results of operations or financial position.

     Management continues to evaluate current market conditions that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Continued deteriorating or adverse market conditions for certain reporting units may have a significant impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

     See Note 5 for further consideration of goodwill impairment testing during 2008.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for future policy benefit liabilities on non-participating traditional life insurance range from 3% to 7%.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rate assumptions used in establishing such liabilities range from 4% to 9%.

     Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rate assumptions used in establishing such liabilities range from 4% to 7%.

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rate assumptions used in establishing such liabilities range from 3% to 6%.

     Liabilities for unpaid claims and claim expenses for the Company's workers' compensation business are included in future policyholder benefits and are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs, reduced for anticipated subrogation. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary guarantees relating to certain life policies as follows:

     - Guaranteed minimum death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's ("S&P") 500 Index. The benefit assumptions used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Guaranteed minimum income benefit ("GMIB") liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder. Certain GMIBs have settlement features that result in a portion of that guarantee being accounted for as an embedded derivative and are recorded in policyholder account balances as described below.

     Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company establishes policyholder account balances for guaranteed minimum benefit riders relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at estimated fair value separately from the host variable annuity product.

     - Guaranteed minimum accumulation benefit riders ("GMAB") provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is an embedded derivative, which is measured at estimated fair value separately from the host variable annuity product.

     For GMWB, GMAB and certain GMIB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     At the inception, the GMWB, GMAB and certain GMIB are accounted for as embedded derivatives with changes in estimated fair value reported in net investment gains (losses).

     The Company attributes to the embedded derivative a portion of the expected future rider fees to be collected from the policyholder equal to the present value of expected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

     The fair value for these riders is estimated using the present value of future benefits minus the present value of future fees using actuarial and capital market assumptions related to the projected cash flows over the expected lives of the contracts. The projections of future benefits and future fees require capital market and actuarial assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the riders are projected under multiple capital market scenarios using observable risk free rates. Beginning in 2008, the valuation of these embedded derivatives now includes an adjustment for the Company's own credit and risk margins for non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to the Company's debt as well as its claims paying ability. Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment.

     These riders may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in the Company's own credit standing; and variations in actuarial assumptions regarding policyholder behavior, and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the riders that could materially affect net income.

     The Company cedes the risks associated with certain of the GMIB, GMAB and GMWB riders described in the preceding paragraphs to an affiliated reinsurance company. These reinsurance contracts contain embedded derivatives which are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of the embedded derivatives on the ceded risks is determined using a methodology consistent with that described previously for the riders directly written by the Company.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In addition to ceding risks associated with riders that are accounted for as embedded derivatives, the Company also cedes to the same affiliated reinsurance company certain directly written GMIB riders that are accounted for as insurance (i.e. not as embedded derivatives) but where the reinsurance contract contains an embedded derivative. These embedded derivatives are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of the embedded derivatives on these ceded risks is determined using a methodology consistent with that described previously for the riders directly written by the Company.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies, guarantees and riders and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances for these contracts are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1% to 13%, less expenses, mortality charges, and withdrawals; and (iii) fair value adjustments relating to business combinations.

  Other Policyholder Funds

     Other policyholder funds include policy and contract claims and unearned revenue liabilities.

     The liability for policy and contract claims generally relates to incurred but not reported death, disability, and long-term care ("LTC"), as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments. Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Premiums related to workers' compensation contracts are recognized as revenue on a pro rata basis over the applicable contract term.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

     The portion of fees allocated to embedded derivatives described previously is recognized within net investment gains (losses) as part of the estimated fair value of embedded derivative.

  Other Revenues

     Other revenues include, in addition to items described elsewhere herein, advisory fees, broker-dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

  Income Taxes

     MICC files a consolidated U.S. federal income tax return with its includable subsidiaries in accordance with the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). Non-includable subsidiaries file either separate individual corporate tax returns or separate consolidated tax returns. Prior to the transfer of MLI-USA to MICC, MLI-USA joined MetLife's includable subsidiaries in filing a federal income tax return. MLI-USA joined MICC's includable subsidiaries at October 11, 2006.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

     (i) future taxable income exclusive of reversing temporary differences and carryforwards;

     (ii) future reversals of existing taxable temporary differences;

     (iii) taxable income in prior carryback years; and

     (iv) tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (See also
Note 9) or when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

     As described more fully in "Adoption of New Accounting Pronouncements," the Company adopted FIN No. 48, Accounting for Uncertainty in Income Taxes -- An Interpretation of FASB Statement No. 109 ("FIN 48") effective January 1, 2007. Under FIN 48, the Company determines whether it is more-likely-than-

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its life insurance products and also as a provider of reinsurance for some insurance products issued by third parties.

     For each of its reinsurance agreements, the Company determines if the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

     The assumptions used to account for long duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

     Amounts currently recoverable under reinsurance agreements are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues.

     If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within other assets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

  Employee Benefit Plans

     Eligible employees, sales representatives and retirees of the Company are provided pension, postretirement and postemployment benefits under plans sponsored and administered by Metropolitan Life Insurance Company ("MLIC"), an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

  Foreign Currency

     Balance sheet accounts of foreign operations are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The local currencies of foreign operations generally are the functional currencies, unless the local economy is highly inflationary. Translation adjustments are charged or credited directly to other comprehensive income (loss). Gains and losses from foreign currency transactions are reported as net investment gains (losses) in the period in which they occur.

  Discontinued Operations

     The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

  Litigation Contingencies

     The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Assets within the Company's separate accounts primarily include: mutual funds, fixed maturity and equity securities, mortgage loans, derivatives, hedge funds, other limited partnership interests, short-term investments, and cash and cash equivalents. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value which is

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


based on the estimated fair values of the underlying assets comprising the portfolios of an individual separate account. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income. Separate accounts not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges.

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Fair Value

     Effective January 1, 2008, the Company adopted SFAS 157 which defines fair value, establishes a consistent framework for measuring fair value, establishes a fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements and applied the provisions of the statement prospectively to assets and liabilities measured at fair value. The adoption of SFAS 157 changed the valuation of certain freestanding derivatives by moving from a mid to bid pricing convention as it relates to certain volatility inputs as well as the addition of liquidity adjustments and adjustments for risks inherent in a particular input or valuation technique. The adoption of SFAS 157 also changed the valuation of the Company's embedded derivatives, most significantly the valuation of embedded derivatives associated with certain riders on variable annuity contracts. The change in valuation of embedded derivatives associated with riders on annuity contracts resulted from the incorporation of risk margins associated with non capital market inputs and the inclusion of the Company's own credit standing in their valuation. At January 1, 2008, the impact of adopting SFAS 157 on assets and liabilities measured at estimated fair value was $59 million ($38 million, net of income tax) and was recognized as a change in estimate in the accompanying consolidated statement of income where it was presented in the respective income statement caption to which the item measured at estimated fair value is presented. There were no significant changes in estimated fair value of items measured at fair value and reflected in accumulated other comprehensive income (loss). The addition of risk margins and the Company's own credit spread in the valuation of embedded derivatives associated with annuity contracts may result in significant volatility in the Company's consolidated net income in future periods. Note 16 presents the estimated fair value of all assets and liabilities required to be measured at estimated fair value as well as the expanded fair value disclosures required by SFAS 157.

     In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"). SFAS 159 permits entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to recognize related unrealized gains and losses in earnings. The fair value option is applied on an instrument-by-instrument basis upon adoption of the standard, upon the acquisition of an eligible financial asset, financial liability or firm commitment or when certain specified reconsideration events occur. The fair value election is an irrevocable election. Effective January 1, 2008, the Company did not elect the fair value option for any instruments.

     Effective January 1, 2008, the Company adopted FASB Staff Position ("FSP") No. FAS 157-1, Application of FASB Statement No. 157 to FASB Statement No. 13 and Other Accounting Pronouncements That Address Fair Value Measurements for Purposes of Lease Classification or Measurement under Statement 13 ("FSP 157-1"). FSP 157-1 amends SFAS 157 to provide a scope out exception for lease classification and measurement under SFAS No. 13, Accounting for Leases. The Company also adopted FSP No. FAS 157-2, Effective Date of FASB Statement No. 157 which delays the effective date of SFAS 157 for certain nonfinancial assets and liabilities that are recorded at fair value on a nonrecurring basis. The effective date is delayed until January 1, 2009 and impacts balance sheet items

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


including nonfinancial assets and liabilities in a business combination and the impairment testing of goodwill and long-lived assets.

     Effective September 30, 2008, the Company adopted FSP No. FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset is Not Active ("FSP 157-3"). FSP 157-3 provides guidance on how a company's internal cash flow and discount rate assumptions should be considered in the measurement of fair value when relevant market data does not exist, how observable market information in an inactive market affects fair value measurement and how the use of market quotes should be considered when assessing the relevance of observable and unobservable data available to measure fair value. The adoption of FSP 157-3 did not have a material impact on the Company's consolidated financial statements.

  Investments

     Effective December 31, 2008, the Company adopted FSP No. FAS 140-4 and FIN 46(r)-8, Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities ("FSP 140-4 and FIN 46(r)-8"). FSP 140-4 and FIN 46(r)-8 requires additional qualitative and quantitative disclosures about a transferors' continuing involvement in transferred financial assets and involvement in VIE. The exact nature of the additional required VIE disclosures vary and depend on whether or not the VIE is a qualifying special-purpose entity ("QSPE"). For VIEs that are QSPEs, the additional disclosures are only required for a non-transferor sponsor holding a variable interest or a non-transferor servicer holding a significant variable interest. For VIEs that are not QSPEs, the additional disclosures are only required if the Company is the primary beneficiary, and if not the primary beneficiary, only if the Company holds a significant variable interest or is the sponsor. The Company provided all of the material required disclosures in its consolidated financial statements.

     Effective December 31, 2008, the Company adopted FSP No. EITF 99-20-1, Amendments to the Impairment Guidance of EITF Issue No. 99-20 ("FSP EITF 99-20-1"). FSP EITF 99-20-1 amends the guidance in EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests That Continue to Be Held by a Transferor in Securitized Financial Assets, to more closely align the guidance to determine whether an other-than-temporary impairment has occurred for a beneficial interest in a securitized financial asset with the guidance in SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. for debt securities classified as available-for-sale or held-to-maturity. The adoption of FSP EITF 99-20-1 did not have an impact on the Company's consolidated financial statements.

  Derivative Financial Instruments

     Effective December 31, 2008, the Company adopted FSP No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees -- An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 ("FSP 133-1 and FIN 45-4"). FSP 133-1 and FIN 45-4 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133") to require certain enhanced disclosures by sellers of credit derivatives by requiring additional information about the potential adverse effects of changes in their credit risk, financial performance, and cash flows. It also amends FIN No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others -- An Interpretation of FASB Statements No. 5, 57, and 107 and Rescission of FASB Interpretation No. 34 ("FIN 45"), to require an additional disclosure about the current status of the payment/performance risk of a guarantee. The Company provided all of the material required disclosures in its consolidated financial statements.

     Effective January 1, 2008, the Company adopted SFAS 133 Implementation Issue No. E-23, Clarification of the Application of the Shortcut Method ("Issue E-23"). Issue E-23 amended SFAS 133 by permitting interest rate swaps to have a non-zero fair value at inception when applying the shortcut method of assessing hedge effectiveness, as long as the difference between the transaction price
(zero) and the fair value (exit price), as

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


defined by SFAS 157, is solely attributable to a bid-ask spread. In addition, entities are not precluded from applying the shortcut method of assessing hedge effectiveness in a hedging relationship of interest rate risk involving an interest bearing asset or liability in situations where the hedged item is not recognized for accounting purposes until settlement date as long as the period between trade date and settlement date of the hedged item is consistent with generally established conventions in the marketplace. The adoption of Issue E-23 did not have an impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted prospectively SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS 133 and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155:

     (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133;

     (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;

     (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and

     (iv) amends SFAS 140 to eliminate the prohibition on a QSPE from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest.

     The adoption of SFAS 155 did not have a material impact on the Company's consolidated financial statements.

     Effective October 1, 2006, the Company adopted SFAS 133 Implementation Issue No. B40, Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in Prepayable Financial Assets ("Issue B40"). Issue B40 clarifies that a securitized interest in prepayable financial assets is not subject to the conditions in paragraph 13(b) of SFAS 133, if it meets both of the following criteria: (i) the right to accelerate the settlement if the securitized interest cannot be controlled by the investor; and (ii) the securitized interest itself does not contain an embedded derivative (including an interest rate-related derivative) for which bifurcation would be required other than an embedded derivative that results solely from the embedded call options in the underlying financial assets. The adoption of Issue B40 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted prospectively SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarifies that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS 133. Issue B39 clarifies that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. The adoption of Issues B38 and B39 did not have a material impact on the Company's consolidated financial statements.

  Income Taxes

     Effective January 1, 2007, the Company adopted FIN 48. FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


"more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. The adoption of FIN 48 did not have a material impact on the Company's consolidated financial statements. See also
Note 9.

  Insurance Contracts

     Effective January 1, 2007, the Company adopted SOP 05-1 which provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. In addition, in February 2007, the American Institute of Certified Public Accountants issued related Technical Practice Aids ("TPAs") to provide further clarification of SOP 05-1. The TPAs became effective concurrently with the adoption of SOP 05-1.

     As a result of the adoption of SOP 05-1 and the related TPAs, if an internal replacement modification substantially changes a contract, then the DAC is written off immediately through income and any new deferrable costs associated with the new replacement are deferred. If a contract modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are immediately expensed.

     The adoption of SOP 05-1 and the related TPAs resulted in a reduction to DAC and VOBA on January 1, 2007 and an acceleration of the amortization period relating primarily to the Company's group life and health insurance contracts that contain certain rate reset provisions. Prior to the adoption of SOP 05-1, DAC on such contracts was amortized over the expected renewable life of the contract. Upon adoption of SOP 05-1, DAC on such contracts is to be amortized over the rate reset period. The impact at January 1, 2007 was a cumulative effect adjustment of $86 million, net of income tax of $46 million, which was recorded as a reduction to retained earnings.

  Other Pronouncements

     Effective January 1, 2008, the Company adopted FSP No. FIN 39-1, Amendment of FASB Interpretation No. 39 ("FSP 39-1"). FSP 39-1 amends FASB Interpretation No. 39, Offsetting of Amounts Related to Certain Contracts ("FIN 39"), to permit a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset in accordance with FIN 39. FSP 39-1 also amends FIN 39 for certain terminology modifications. Upon adoption of FSP 39-1, the Company did not change its accounting policy of not offsetting fair value amounts recognized for derivative instruments under master netting arrangements. The adoption of FSP 39-1 did not have an impact on the Company's consolidated financial statements.

     Effective January 1, 2008, the Company adopted Emerging Issues Task Force ("EITF") Issue No. 07-6, Accounting for the Sale of Real Estate When the Agreement Includes a Buy-Sell Clause ("EITF 07-6") prospectively. EITF 07-6 addresses whether the existence of a buy-sell arrangement would preclude partial sales treatment when real estate is sold to a jointly owned entity. EITF 07-6 concludes that the existence of a buy-sell clause does not necessarily preclude partial sale treatment under current guidance. The adoption of EITF 07-6 did not have a material impact on the Company's consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Effective January 1, 2007, the Company adopted SFAS No. 156, Accounting for Servicing of Financial Assets -- an amendment of FASB Statement No. 140 ("SFAS 156"). Among other requirements, SFAS 156 requires an entity to recognize a servicing asset or servicing liability each time it undertakes an obligation to service a financial asset by entering into a servicing contract in certain situations. The adoption of SFAS 156 did not have an impact on the Company's consolidated financial statements.

     Effective November 15, 2006, the Company adopted U.S. Securities and Exchange Commission ("SEC") Staff Accounting Bulletin ("SAB") No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements ("SAB 108"). SAB 108 provides guidance on how prior year misstatements should be considered when quantifying misstatements in current year financial statements for purposes of assessing materiality. SAB 108 requires that registrants quantify errors using both a balance sheet and income statement approach and evaluate whether either approach results in quantifying a misstatement that, when relevant quantitative and qualitative factors are considered, is material. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording a cumulative effect adjustment to the carrying values of assets and liabilities at January 1, 2006 with an offsetting adjustment to retained earnings for errors that were previously deemed immaterial but are material under the guidance in SAB 108. The adoption of SAB 108 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). SFAS 154 requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. The adoption of SFAS 154 did not have a material impact on the Company's consolidated financial statements.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Business Combinations

     In December 2007, the FASB issued SFAS No. 141 (revised 2007), Business Combinations -- A Replacement of FASB Statement No. 141 ("SFAS 141(r)") and SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements -- An Amendment of ARB No. 51 ("SFAS 160"). Under SFAS 141(r) and SFAS 160:

     - All business combinations (whether full, partial or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

     - Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

     - The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

     - Certain acquired contingent liabilities are recorded at fair value at the acquisition date and subsequently measured at either the higher of such amount or the amount determined under existing guidance for non-acquired contingencies.

     - Changes in deferred tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

     - Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     - When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

     - Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

     - When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

     The pronouncements are effective for fiscal years beginning on or after December 15, 2008 and apply prospectively to business combinations after that date. Presentation and disclosure requirements related to noncontrolling interests must be retrospectively applied. The Company will apply the guidance in SFAS 141(r) prospectively on its accounting for future acquisitions and does not expect the adoption of SFAS 160 to have a material impact on the Company's consolidated financial statements.

     In November 2008, the FASB ratified the consensus on EITF Issue No. 08-6, Equity Method Investment Accounting Considerations ("EITF 08-6"). EITF 08-6 addresses a number of issues associated with the impact that SFAS 141(r) and SFAS 160 might have on the accounting for equity method investments, including how an equity method investment should initially be measured, how it should be tested for impairment, and how changes in classification from equity method to cost method should be treated. EITF 08-6 is effective prospectively for fiscal years beginning on or after December 15, 2008. The Company does not expect the adoption of EITF 08-6 to have a material impact on the Company's consolidated financial statements.

     In November 2008, the FASB ratified the consensus on EITF Issue No. 08-7, Accounting for Defensive Intangible Assets ("EITF 08-7"). EITF 08-7 requires that an acquired defensive intangible asset (i.e., an asset an entity does not intend to actively use, but rather, intends to prevent others from using) be accounted for as a separate unit of accounting at time of acquisition, not combined with the acquirer's existing intangible assets. In addition, the EITF concludes that a defensive intangible asset may not be considered immediately abandoned following its acquisition or have indefinite life. The Company will apply the guidance of EITF 08-7 prospectively to its intangible assets acquired after fiscal years beginning on or after December 15, 2008.

     In April 2008, the FASB issued FSP No. FAS 142-3, Determination of the Useful Life of Intangible Assets ("FSP 142-3"). FSP 142-3 amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset under SFAS No. 142, Goodwill and Other Intangible Assets ("SFAS 142"). This change is intended to improve the consistency between the useful life of a recognized intangible asset under SFAS 142 and the period of expected cash flows used to measure the fair value of the asset under SFAS 141(r) and other GAAP. FSP 142-3 is effective for financial statements issued for fiscal years beginning after December 15, 2008, and interim periods within those fiscal years. The requirement for determining useful lives and related disclosures will be applied prospectively to intangible assets acquired as of, and subsequent to, the effective date.

  Derivative Financial Instruments

     In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities -- An Amendment of FASB Statement No. 133 ("SFAS 161"). SFAS 161 requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company will provide all of the material required disclosures in the appropriate future interim and annual periods.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Other Pronouncements

     In September 2008, the FASB ratified the consensus on EITF Issue No. 08-5, Issuer's Accounting for Liabilities Measured at Fair Value with a Third-Party Credit Enhancement ("EITF 08-5"). EITF 08-5 concludes that an issuer of a liability with a third-party credit enhancement should not include the effect of the credit enhancement in the fair value measurement of the liability. In addition, EITF 08-5 requires disclosures about the existence of any third-party credit enhancement related to liabilities that are measured at fair value. EITF 08-5 is effective beginning in the first reporting period after December 15, 2008 and will be applied prospectively, with the effect of initial application included in the change in fair value of the liability in the period of adoption. The Company does not expect the adoption of EITF 08-5 to have a material impact on the Company's consolidated financial statements.

     In February 2008, the FASB issued FSP No. FAS 140-3, Accounting for Transfers of Financial Assets and Repurchase Financing Transactions ("FSP 140-3"). FSP 140-3 provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions. FSP 140-3 is effective prospectively for financial statements issued for fiscal years beginning after November 15, 2008. The Company does not expect the adoption of FSP 140-3 to have a material impact on its consolidated financial statements.

2.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, estimated fair value of the Company's fixed maturity and equity securities, and the percentage that each sector represents by the respective total holdings at:

                                                       DECEMBER 31, 2008
                                       ------------------------------------------------
                                                        GROSS
                                        COST OR       UNREALIZED
                                       AMORTIZED   ---------------    ESTIMATED    % OF
                                          COST      GAIN     LOSS    FAIR VALUE   TOTAL
                                       ---------   ------   ------   ----------   -----
                                                         (IN MILLIONS)
U.S. corporate securities............   $15,440    $  126   $2,335     $13,231     38.0%
Residential mortgage-backed
  securities.........................     7,901       124      932       7,093     20.4
Foreign corporate securities.........     6,157        41    1,136       5,062     14.5
U.S. Treasury/agency securities......     3,407       926       --       4,333     12.4
Commercial mortgage-backed
  securities.........................     2,933         6      665       2,274      6.5
Asset-backed securities..............     2,429         1      703       1,727      5.0
State and political subdivision
  securities.........................       880         2      225         657      1.9
Foreign government securities........       454        48       33         469      1.3
                                        -------    ------   ------     -------    -----
  Total fixed maturity securities
     (1),(2).........................   $39,601    $1,274   $6,029     $34,846    100.0%
                                        =======    ======   ======     =======    =====
Non-redeemable preferred stock (1)...   $   551    $    1   $  196     $   356     75.1%
Common stock.........................       122         1        5         118     24.9
                                        -------    ------   ------     -------    -----
  Total equity securities............   $   673    $    2   $  201     $   474    100.0%
                                        =======    ======   ======     =======    =====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                       DECEMBER 31, 2007
                                        ----------------------------------------------
                                                        GROSS
                                         COST OR      UNREALIZED
                                        AMORTIZED   -------------    ESTIMATED    % OF
                                           COST     GAIN    LOSS    FAIR VALUE   TOTAL
                                        ---------   ----   ------   ----------   -----
                                                         (IN MILLIONS)
U.S. corporate securities.............   $17,174    $119   $  618     $16,675     36.5%
Residential mortgage-backed
  securities..........................    11,914      98       80      11,932     26.1
Foreign corporate securities..........     6,536      83      184       6,435     14.1
U.S. Treasury/agency securities.......     3,976     126       11       4,091      9.0
Commercial mortgage-backed
  securities..........................     3,182      28       67       3,143      6.9
Asset-backed securities...............     2,236       4      108       2,132      4.7
State and political subdivision
  securities..........................       611       4       40         575      1.2
Foreign government securities.........       635      55        2         688      1.5
                                         -------    ----   ------     -------    -----
  Total fixed maturity securities
     (1),(2)..........................   $46,264    $517   $1,110     $45,671    100.0%
                                         =======    ====   ======     =======    =====
Non-redeemable preferred stock (1)....   $   777    $ 21   $   63     $   735     77.2%
Common stock..........................       215       9        7         217     22.8
                                         -------    ----   ------     -------    -----
  Total equity securities.............   $   992    $ 30   $   70     $   952    100.0%
                                         =======    ====   ======     =======    =====



--------

   (1) The Company classifies perpetual securities that have attributes of both debt and equity as fixed maturity securities if the security has a punitive interest rate step-up feature as it believes in most instances this feature will compel the issuer to redeem the security at the specified call date. Perpetual securities that do not have a punitive interest rate step-up feature are classified as non-redeemable preferred stock. Many of such securities have been issued by non-U.S. financial institutions that are accorded Tier 1 and Upper Tier 2 capital treatment by their respective regulatory bodies and are commonly referred to as "perpetual hybrid securities." Perpetual hybrid securities classified as non-redeemable preferred stock held by the Company at December 31, 2008 and 2007 had an estimated fair value of $304 million and $594 million, respectively. In addition, the Company held $52 million and $141 million at estimated fair value, respectively, at December 31, 2008 and 2007 of other perpetual hybrid securities, primarily U.S. financial institutions, also included in non-redeemable preferred stock. Perpetual hybrid securities held by the Company and included within fixed maturity securities (primarily within foreign corporate securities) at December 31, 2008 and 2007 had an estimated fair value of $425 million and $778 million, respectively. In addition, the Company held $16 million and $29 million at estimated fair value, respectively, at December 31, 2008 and 2007 of other perpetual hybrid securities, primarily U.S. financial institutions, included in fixed maturity securities.

   (2) At December 31, 2008 and 2007 the Company also held $385 million and $558 million at estimated fair value, respectively, of redeemable preferred stock which have stated maturity dates which are included within fixed maturity securities. These securities are primarily issued by U.S. financial institutions, have cumulative interest deferral features and are commonly referred to as "capital securities" within U.S. corporate securities.

     The Company held foreign currency derivatives with notional amounts of $883 million and $911 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2008 and 2007, respectively.

     Below Investment Grade or Non Rated Fixed Maturity Securities. The Company held fixed maturity securities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $2.6 billion and $3.8 billion at December 31, 2008 and 2007, respectively. These securities had net unrealized losses of $1,130 million and $94 million at December 31, 2008 and 2007, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Non-Income Producing Fixed Maturity Securities. Non-income producing fixed maturity securities at estimated fair value were $17 million and $1 million at December 31, 2008 and 2007, respectively. Net unrealized gains (losses) associated with non-income producing fixed maturity securities were ($2) million and less than $1 million at December 31, 2008 and 2007, respectively.

     Fixed Maturity Securities Credit Enhanced by Financial Guarantee
Insurers. At December 31, 2008, $1.1 billion of the estimated fair value of the Company's fixed maturity securities were credit enhanced by financial guarantee insurers of which $525 million, $415 million, $145 million, $8 million and $3 million, are included within U.S. corporate securities, state and political subdivision securities, asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities, respectively, and 20% and 65% were guaranteed by financial guarantee insurers who were Aa and Baa rated, respectively. Approximately 42% of the asset-backed securities that are credit enhanced by financial guarantee insurers are asset-backed securities which are backed by sub-prime mortgage loans.

     Concentrations of Credit Risk (Fixed Maturity Securities). The following section contains a summary of the concentrations of credit risk related to fixed maturity securities holdings.

     The Company is not exposed to any concentrations of credit risk of any single issuer greater than 10% of the Company's stockholders' equity, other than securities of the U.S. government and certain U.S. government agencies. At December 31, 2008 and 2007, the Company's holdings in U.S. Treasury and agency fixed maturity securities at estimated fair value were $4.3 billion and $4.1 billion, respectively. As shown in the sector table above, at December 31, 2008, the Company's three largest exposures in its fixed maturity security portfolio were U.S. corporate fixed maturity securities (38.0%), residential mortgage-backed securities (20.4%), and foreign corporate securities (14.5%); and at December 31, 2007 were U.S. corporate fixed maturity securities (36.5%), residential mortgage-backed securities (26.1%), and foreign corporate securities (14.1%).

     Concentrations of Credit Risk (Fixed Maturity Securities) -- U.S. and Foreign Corporate Securities. At December 31, 2008 and 2007, the Company's holdings in U.S. corporate and foreign corporate fixed maturity securities at estimated fair value were $18.3 billion and $23.1 billion, respectively. The Company maintains a diversified portfolio of corporate securities across industries and issuers. The portfolio does not have exposure to any single issuer in excess of 1% of the total invested assets. The exposure to the largest single issuer of corporate fixed maturity securities held at December 31, 2008 and 2007 was $313 million and $254 million, respectively. At December 31, 2008 and 2007, the Company's combined holdings in the ten issuers to which it had the greatest exposure totaled $1.7 billion and $1.9 billion, respectively, the total of these ten issuers being less than 4% of the Company's total invested assets at such dates. The table below shows the major industry types that comprise the corporate fixed maturity holdings at:

                                                            DECEMBER 31,
                                              ---------------------------------------
                                                     2008                 2007
                                              ------------------   ------------------
                                               ESTIMATED    % OF    ESTIMATED    % OF
                                              FAIR VALUE   TOTAL   FAIR VALUE   TOTAL
                                              ----------   -----   ----------   -----
                                                           (IN MILLIONS)
Foreign (1).................................    $ 5,062     27.6%    $ 6,435     27.9%
Finance.....................................      3,397     18.6       5,171     22.4
Utility.....................................      2,810     15.4       3,213     13.9
Consumer....................................      2,666     14.6       3,677     15.9
Industrial..................................      1,775      9.7       2,702     11.7
Communications..............................      1,305      7.1       1,785      7.7
Other.......................................      1,278      7.0         127      0.5
                                                -------    -----     -------    -----
  Total.....................................    $18,293    100.0%    $23,110    100.0%
                                                =======    =====     =======    =====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

--------

   (1) Includes U.S. Dollar-denominated debt obligations of foreign obligors, and other fixed maturity foreign investments.

     Concentrations of Credit Risk (Fixed Maturity Securities)-- Residential Mortgage-Backed Securities. The Company's residential mortgage-backed securities consist of the following holdings at:

                                                            DECEMBER 31,
                                              ---------------------------------------
                                                     2008                 2007
                                              ------------------   ------------------
                                               ESTIMATED    % OF    ESTIMATED    % OF
                                              FAIR VALUE   TOTAL   FAIR VALUE   TOTAL
                                              ----------   -----   ----------   -----
                                                           (IN MILLIONS)
Residential mortgage-backed securities:
  Collateralized mortgage obligations.......    $5,028      70.9%    $ 7,290     61.1%
  Pass-through securities...................     2,065      29.1       4,642     38.9
                                                ------     -----     -------    -----
Total residential mortgage-backed
  securities................................    $7,093     100.0%    $11,932    100.0%
                                                ======     =====     =======    =====



     Collateralized mortgage obligations are a type of mortgage-backed security that creates separate pools or tranches of pass-through cash flows for different classes of bondholders with varying maturities. Pass-through mortgage-backed securities are a type of asset-backed security that is secured by a mortgage or collection of mortgages. The monthly mortgage payments from homeowners pass from the originating bank through an intermediary, such as a government agency or investment bank, which collects the payments, and for fee, remits or passes these payments through to the holders of the pass-through securities.

     At December 31, 2008, the exposures in the Company's residential mortgage-backed securities portfolio consist of agency, prime, and alternative residential mortgage loans ("Alt-A") securities of 68%, 22%, and 10% of the total holdings, respectively. At December 31, 2008 and 2007, $6.5 billion and $11.9 billion, respectively, of the estimated fair value or 92% and 99%, respectively, of the residential mortgage-backed securities were rated Aaa/AAA by Moody's Investors Service ("Moody's"), S&P or Fitch Ratings ("Fitch"). The majority of the residential mortgage-backed securities are guaranteed or otherwise supported by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation or the Government National Mortgage Association. Prime residential mortgage lending includes the origination of residential mortgage loans to the most credit worthy customers with high quality credit profiles. Alt-A residential mortgage loans are a classification of mortgage loans where the risk profile of the borrower falls between prime and sub-prime. At December 31, 2008 and 2007, the Company's Alt-A residential mortgage-backed securities exposure at estimated fair value was $706 million and $1,193 million, respectively, with an unrealized loss of $376 million and $30 million, respectively. At December 31, 2008 and 2007, $458 million and $1,189 million, respectively, or 65% and 99%, respectively, of the Company's Alt-A residential mortgage-backed securities were rated Aa/AA or better by Moody's, S&P or Fitch. In December 2008, certain Alt-A residential mortgage-backed securities experienced ratings downgrades from investment grade to below investment grade, contributing to the decrease year over year cited above in those securities rated Aa/AA or better. At December 31, 2008, the Company's Alt-A holdings are distributed as follows: 23% 2007 vintage year; 14% 2006 vintage year; and 63% in the 2005 and prior vintage years. In January 2009, Moody's revised its loss projections for Alt-A residential mortgage-backed securities, and the Company anticipates that Moody's will be downgrading virtually all 2006 and 2007 vintage year Alt-A securities to below investment grade, which will increase the percentage of our Alt-A residential mortgage-backed securities portfolio that will be rated below investment grade. Vintage year refers to the year of origination and not to the year of purchase.

     Concentrations of Credit Risk (Fixed Maturity Securities) -- Commercial Mortgage-Backed Securities. At December 31, 2008 and 2007, the Company's holdings in commercial mortgage-backed securities was $2.3 billion and $3.1 billion, respectively, at estimated fair value. At December 31, 2008 and 2007, $2.0 billion and $2.6 billion, respectively, of the estimated fair value, or 90% and 84%, respectively, of the commercial mortgage-backed

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


securities were rated Aaa/AAA by Moody's, S&P or Fitch. At December 31, 2008, the rating distribution of the Company's commercial mortgage-backed securities holdings was as follows: 90% Aaa, 5% Aa, 2% A, 1% Baa and 2% Ba or below. At December 31, 2008, 84% of the holdings are in the 2005 and prior vintage years. At December 31, 2008, the Company had no exposure to CMBX securities and its holdings of commercial real estate collateralized debt obligations securities was $74 million at estimated fair value.

     Concentrations of Credit Risk (Fixed Maturity Securities) -- Asset-Backed Securities. At December 31, 2008 and 2007, the Company's holdings in asset-backed securities was $1.7 billion and $2.1 billion, respectively, at estimated fair value. The Company's asset-backed securities are diversified both by sector and by issuer. At December 31, 2008 and 2007, $1.1 billion and $1.0 billion, respectively, or 64% and 48%, respectively, of total asset-backed securities were rated Aaa/AAA by Moody's, S&P or Fitch. At December 31, 2008, the largest exposures in the Company's asset-backed securities portfolio were credit card receivables, residential mortgage-backed securities backed by sub-prime mortgage loans, automobile receivables and student loan receivables of 41%, 17%, 12% and 6% of the total holdings, respectively. Sub-prime mortgage lending is the origination of residential mortgage loans to customers with weak credit profiles. At December 31, 2008 and 2007, the Company had exposure to fixed maturity securities backed by sub-prime mortgage loans with estimated fair values of $335 million and $570 million, respectively, and unrealized losses of $199 million and $45 million, respectively. At December 31, 2008, 18% of the asset-backed securities backed by sub-prime mortgage loans have been guaranteed by financial guarantee insurers, of which 1% and 52% were guaranteed by financial guarantee insurers who were Aa and Baa rated, respectively.

     Concentrations of Risk (Equity Securities) The Company is not exposed to any concentrations of credit risk of any single issuer greater than 10% of the Company's stockholders' equity in its equity securities holdings.

     The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are as follows:

                                                            DECEMBER 31,
                                          -----------------------------------------------
                                                   2008                     2007
                                          ----------------------   ----------------------
                                          AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED
                                             COST     FAIR VALUE      COST     FAIR VALUE
                                          ---------   ----------   ---------   ----------
                                                           (IN MILLIONS)
Due in one year or less.................   $   993      $   966     $ 1,172      $ 1,163
Due after one year through five years...     6,337        5,755       8,070        8,035
Due after five years through ten years..     7,329        6,195       7,950        7,858
Due after ten years.....................    11,679       10,836      11,740       11,408
                                           -------      -------     -------      -------
  Subtotal..............................    26,338       23,752      28,932       28,464
Mortgage-backed and asset-backed
  securities............................    13,263       11,094      17,332       17,207
                                           -------      -------     -------      -------
  Total fixed maturity securities.......   $39,601      $34,846     $46,264      $45,671
                                           =======      =======     =======      =======



     Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), are as follows:

                                                        YEARS ENDED DECEMBER
                                                                31,
                                                      -----------------------
                                                        2008     2007    2006
                                                      -------   -----   -----
                                                           (IN MILLIONS)
Fixed maturity securities...........................  $(4,755)  $(593)  $(566)
Equity securities...................................     (199)    (40)     17
Derivatives.........................................       12     (16)     (9)
Short-term investments..............................     (100)     --      --
Other...............................................       (3)     --       7
                                                      -------   -----   -----
  Subtotal..........................................   (5,045)   (649)   (551)
                                                      -------   -----   -----
Amounts allocated from:
  DAC and VOBA......................................      916      93      66
Deferred income tax.................................    1,447     195     171
                                                      -------   -----   -----
  Subtotal..........................................    2,363     288     237
                                                      -------   -----   -----
Net unrealized investment gains (losses)............  $(2,682)  $(361)  $(314)
                                                      =======   =====   =====



     The changes in net unrealized investment gains (losses) are as follows:

                                                        YEARS ENDED DECEMBER
                                                                31,
                                                      -----------------------
                                                        2008     2007    2006
                                                      -------   -----   -----
                                                           (IN MILLIONS)
Balance, beginning of period........................  $  (361)  $(314)  $(416)
Unrealized investment gains (losses) during the
  year..............................................   (4,396)    (98)    113
Unrealized investment gains (losses) relating to:
  Insurance liability gain (loss) recognition.......       --      --      78
  DAC and VOBA......................................      823      27     (36)
  Deferred income tax...............................    1,252      24     (53)
                                                      -------   -----   -----
Balance, end of period..............................  $(2,682)  $(361)  $(314)
                                                      =======   =====   =====
Change in net unrealized investment gains (losses)..  $(2,321)  $ (47)  $ 102
                                                      =======   =====   =====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the estimated fair value and gross unrealized loss of the Company's fixed maturity (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at:

                                                             DECEMBER 31, 2008
                                ---------------------------------------------------------------------------
                                                            EQUAL TO OR GREATER
                                                                    THAN
                                  LESS THAN 12 MONTHS            12 MONTHS                   TOTAL
                                -----------------------   -----------------------   -----------------------
                                                GROSS                     GROSS                     GROSS
                                 ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED
                                FAIR VALUE      LOSS      FAIR VALUE      LOSS      FAIR VALUE      LOSS
                                ----------   ----------   ----------   ----------   ----------   ----------
                                                 (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities.....    $ 6,302      $1,001       $4,823       $1,334       $11,125      $2,335
Residential mortgage-backed
  securities..................      1,740         501          934          431         2,674         932
Foreign corporate securities..      2,684         517        1,530          619         4,214       1,136
U.S. Treasury/agency
  securities..................         34          --           --           --            34          --
Commercial mortgage-backed
  securities..................      1,485         289          679          376         2,164         665
Asset-backed securities.......        961         221          699          482         1,660         703
State and political
  subdivision securities......        348          91          220          134           568         225
Foreign government
  securities..................        229          21           20           12           249          33
                                  -------      ------       ------       ------       -------      ------
  Total fixed maturity
     securities...............    $13,783      $2,641       $8,905       $3,388       $22,688      $6,029
                                  =======      ======       ======       ======       =======      ======
Equity securities.............    $   124      $   59       $  191       $  142       $   315      $  201
                                  =======      ======       ======       ======       =======      ======
Total number of securities in
  an unrealized loss
  position....................      2,634                    1,340
                                  =======                   ======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                             DECEMBER 31, 2007
                                ---------------------------------------------------------------------------
                                                            EQUAL TO OR GREATER
                                                                    THAN
                                  LESS THAN 12 MONTHS            12 MONTHS                   TOTAL
                                -----------------------   -----------------------   -----------------------
                                                GROSS                     GROSS                     GROSS
                                 ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED
                                FAIR VALUE      LOSS      FAIR VALUE      LOSS      FAIR VALUE      LOSS
                                ----------   ----------   ----------   ----------   ----------   ----------
                                                 (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities.....    $ 6,643       $316        $ 5,010       $302        $11,653      $  618
Residential mortgage-backed
  securities..................      2,374         52          1,160         28          3,534          80
Foreign corporate securities..      2,350         86          2,234         98          4,584         184
U.S. Treasury/agency
  securities..................        307          2            343          9            650          11
Commercial mortgage-backed
  securities..................        417         26          1,114         41          1,531          67
Asset-backed securities.......      1,401         91            332         17          1,733         108
State and political
  subdivision securities......         84          9            387         31            471          40
Foreign government
  securities..................         63          1             62          1            125           2
                                  -------       ----        -------       ----        -------      ------
  Total fixed maturity
     securities...............    $13,639       $583        $10,642       $527        $24,281      $1,110
                                  =======       ====        =======       ====        =======      ======
Equity securities.............    $   386       $ 42        $   190       $ 28        $   576      $   70
                                  =======       ====        =======       ====        =======      ======
Total number of securities in
  an unrealized loss
  position....................      2,011                     1,487
                                  =======                   =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  AGING OF GROSS UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss and number of securities for fixed maturity and equity securities, where the estimated fair value had declined and remained below cost or amortized cost by less than 20% or 20% or more at:

                                                            DECEMBER 31, 2008
                                      -------------------------------------------------------------
                                       COST OR AMORTIZED     GROSS UNREALIZED         NUMBER OF
                                              COST                 LOSS              SECURITIES
                                      -------------------   ------------------   ------------------
                                      LESS THAN    20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                         20%        MORE       20%       MORE       20%       MORE
                                      ---------   -------   ---------   ------   ---------   ------
                                                (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months................   $ 5,444    $ 9,799     $  392    $3,547     1,314      1,089
Six months or greater but less than
  nine months.......................     2,737        542        213       271       349         54
Nine months or greater but less than
  twelve months.....................     3,554        810        392       470       342         95
Twelve months or greater............     5,639        192        614       130       642         28
                                       -------    -------     ------    ------
  Total.............................   $17,374    $11,343     $1,611    $4,418
                                       =======    =======     ======    ======
EQUITY SECURITIES:
Less than six months................   $    23    $   298     $    3    $  130        13         50
Six months or greater but less than
  nine months.......................        18         53          3        20         2          5
Nine months or greater but less than
  twelve months.....................        --        102         --        43        --          9
Twelve months or greater............        22         --          2        --         6         --
                                       -------    -------     ------    ------
  Total.............................   $    63    $   453     $    8    $  193
                                       =======    =======     ======    ======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                             DECEMBER 31, 2007
                                     -----------------------------------------------------------------
                                                                                         NUMBER OF
                                       COST OR AMORTIZED                                 SECURITIES
                                              COST           GROSS UNREALIZED LOSS   -----------------
                                     ---------------------   ---------------------     LESS
                                     LESS THAN     20% OR    LESS THAN     20% OR      THAN     20% OR
                                        20%         MORE        20%         MORE       20%       MORE
                                     ---------   ---------   ---------   ---------   -------   -------
                                                 (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months..............    $10,460       $428        $349        $114      1,825       80
Six months or greater but less
  than nine months................      2,900         --         145          --        321       --
Nine months or greater but less
  than twelve months..............      1,523         --          81          --        162       --
Twelve months or greater..........     10,079         --         421          --      1,358       --
                                      -------       ----        ----        ----
  Total...........................    $24,962       $428        $996        $114
                                      =======       ====        ====        ====
EQUITY SECURITIES:
Less than six months..............    $   261       $ 56        $ 19        $ 16         98       18
Six months or greater but less
  than nine months................        111         --          10          --         16       --
Nine months or greater but less
  than twelve months..............         37         --           5          --         12       --
Twelve months or greater..........        182         --          20          --         17       --
                                      -------       ----        ----        ----
  Total...........................    $   591       $ 56        $ 54        $ 16
                                      =======       ====        ====        ====



     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. One of the criteria which the Company considers in its other-than-temporary impairment analysis is its intent and ability to hold securities for a period of time sufficient to allow for the recovery of their value to an amount equal to or greater than cost or amortized cost. The Company's intent and ability to hold securities considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security and that security is not expected to recover prior to the expected time of sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an other-than-temporary impairment loss will be recognized.

     At December 31, 2008 and 2007, $1.6 billion and $1.0 billion, respectively, of unrealized losses related to fixed maturity securities with an unrealized loss position of less than 20% of cost or amortized cost, which represented 9% and 4%, respectively, of the cost or amortized cost of such securities. At December 31, 2008 and 2007, $8 million and $54 million, respectively, of unrealized losses related to equity securities with an unrealized loss position of less than 20% of cost, which represented 13% and 9%, respectively, of the cost of such securities.

     At December 31, 2008, $4.4 billion and $193 million of unrealized losses related to fixed maturity securities and equity securities, respectively, with an unrealized loss position of 20% or more of cost or amortized cost, which represented 39% and 43% of the cost or amortized cost for fixed maturity securities and equity securities, respectively. Of such unrealized losses of $4.4 billion and $193 million, $3.5 billion and $130 million related to

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


fixed maturity securities and equity securities, respectively, that were in an unrealized loss position for a period of less than six months. At December 31, 2007, $114 million and $16 million of unrealized losses related to fixed maturity securities and equity securities, respectively, with an unrealized loss position of 20% or more of cost or amortized cost, which represented 27% and 29% of the cost or amortized cost of such fixed maturity securities and equity securities, respectively. Of such unrealized losses of $114 million and $16 million related to fixed maturity securities and equity securities, respectively, all were in an unrealized loss position for a period of less than six months.

     The Company held 103 fixed maturity securities and six equity securities, each with a gross unrealized loss at December 31, 2008 of greater than $10 million. These 103 fixed maturity securities represented 29%, or $1,758 million in the aggregate, of the gross unrealized loss on fixed maturity securities. These six equity securities represented 42%, or $84 million in the aggregate, of the gross unrealized loss on equity securities. The Company held two fixed maturity securities, each with a gross unrealized loss at December 31, 2007 of greater than $10 million. These two fixed maturity securities represented 2%, or $21 million in the aggregate, of the gross unrealized loss on fixed maturity securities. There were no equity security with an unrealized loss of over $10 million at December 31, 2007. The fixed maturity and equity securities, each with a gross unrealized loss greater than $10 million, increased $1,821 million during the year ended December 31, 2008. These securities were included in the regular evaluation of whether such securities are other-than-temporarily impaired. Based upon the Company's current evaluation of these securities in accordance with its impairment policy, the cause of the decline being primarily attributable to a rise in market yields caused principally by an extensive widening of credit spreads which resulted from a lack of market liquidity and a short-term market dislocation versus a long-term deterioration in credit quality, and the Company's current intent and ability to hold the fixed maturity and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that these securities are not other-than-temporarily impaired.

     In the Company's impairment review process, the duration of, and severity of, an unrealized loss position, such as unrealized losses of 20% or more for equity securities, which was $193 million and $16 million at December 31, 2008 and 2007, respectively, is given greater weight and consideration, than for fixed maturity securities. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows, as well as the Company's ability and intent to hold the security, including holding the security until the earlier of a recovery in value, or until maturity. In contrast, for an equity security, greater weight and consideration is given by the Company to a decline in market value and the likelihood such market value decline will recover.

     Equity securities with an unrealized loss of 20% or more for six months or greater was $63 million at December 31, 2008, of which $62 million are for financial services investment grade non-redeemable preferred securities, of which 86% are rated A or higher.

     Equity securities with an unrealized loss of 20% or more for less than six months was $130 million at December 31, 2008 of which $125 million of the unrealized losses, or 96%, are for non-redeemable preferred securities, of which, $122 million of the unrealized losses, or 98%, are for investment grade non-redeemable preferred securities. All of the $122 million of unrealized losses for investment grade securities are for financial services industry non-redeemable preferred securities, of which 75% are rated A or higher.

     There were no equity securities with an unrealized loss of 20% or more for twelve months or greater.

     In connection with the equity securities impairment review process during 2008, the Company evaluated its holdings in non-redeemable preferred securities, particularly those of financial services industry companies. The Company considered several factors including whether there's been any deterioration in credit of the issuer and the likelihood of recovery in value of non-redeemable preferred securities with a severe or an extended unrealized loss.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


With respect to common stock holdings, the Company considered the duration and severity of the securities in an unrealized loss position of 20% or more; and the duration of securities in an unrealized loss position of 20% or less with in an extended unrealized loss position (i.e., 12 months or more).

     At December 31, 2008, there were $193 million of equity securities with an unrealized loss of 20% or more, of which $187 million of the unrealized losses, or 97%, were for non-redeemable preferred securities. Through December 31, 2008, $184 million of the unrealized losses of 20% or more, or 99%, of the non-redeemable preferred securities were investment grade financial services industry non-redeemable preferred securities; and all non-redeemable preferred securities with unrealized losses of 20% or more, regardless of rating, have not deferred any dividend payments.

     Also, the Company believes the unrealized loss position is not necessarily predictive of the ultimate performance of these securities, and with respect to fixed maturity securities, it has the ability and intent to hold until the earlier of the recovery in value, or until maturity, and with respect to equity securities, it has the ability and intent to hold until the recovery in value. Future other-than-temporary impairments will depend primarily on economic fundamentals, issuer performance, changes in collateral valuation, changes in interest rates, and changes in credit spreads. If economic fundamentals and other of the above factors continue to deteriorate, additional other-than-temporary impairments may be incurred in upcoming quarters.

     At December 31, 2008 and 2007, the Company's gross unrealized losses related to its fixed maturity and equity securities of $6.2 billion and $1.2 billion, respectively, were concentrated, calculated as a percentage of gross unrealized loss, as follows:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2008   2007
                                                               ----   ----
SECTOR:
  U.S. corporate securities..................................    37%    52%
  Foreign corporate securities...............................    18     16
  Residential mortgage-backed securities.....................    15      7
  Asset-backed securities....................................    11      9
  Commercial mortgage-backed securities......................    11      6
  State and political subdivision securities.................     4      3
  Other......................................................     4      7
                                                                ---    ---
     Total...................................................   100%   100%
                                                                ===    ===
INDUSTRY:
  Mortgage-backed............................................    26%    13%
  Finance....................................................    25     36
  Asset-backed...............................................    11      9
  Consumer...................................................    10      3
  Utility....................................................     9      8
  Communication..............................................     7      2
  Industrial.................................................     4     23
  Foreign government.........................................     1      1
  Other......................................................     7      5
                                                                ---    ---
     Total...................................................   100%   100%
                                                                ===    ===


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET INVESTMENT GAINS (LOSSES)

     The components of net investment gains (losses) are as follows:

                                                        YEARS ENDED DECEMBER
                                                                31,
                                                       ---------------------
                                                        2008    2007    2006
                                                       -----   -----   -----
                                                           (IN MILLIONS)
Fixed maturity securities............................  $(651)  $(272)  $(497)
Equity securities....................................    (65)     15      10
Mortgage and consumer loans..........................    (44)     (2)      7
Real estate and real estate joint ventures...........     (1)      1      64
Other limited partnership interests..................     (9)    (19)     (1)
Freestanding derivatives.............................    558     189      92
Embedded derivatives.................................    436     116      85
Other................................................    325    (170)   (281)
                                                       -----   -----   -----
  Net investment gains (losses)......................  $ 549   $(142)  $(521)
                                                       =====   =====   =====



     For the years ended December 31, 2008, 2007 and 2006, affiliated net investment gains (losses) of $1,479 million, $389 million and ($85) million, respectively, are included in embedded derivatives in the table above.

     Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as follows:

                                                                   EQUITY
                                   FIXED MATURITY SECURITIES     SECURITIES               TOTAL
                                   -------------------------  ----------------  -------------------------
                                     2008     2007     2006   2008  2007  2006    2008     2007     2006
                                   -------  -------  -------  ----  ----  ----  -------  -------  -------
                                                                (IN MILLIONS)
Proceeds.........................  $11,450  $14,693  $23,718  $ 76  $133  $183  $11,526  $14,826  $23,901
                                   =======  =======  =======  ====  ====  ====  =======  =======  =======
Gross investment gains...........      126      120       60    15    26    13      141      146       73
Gross investment losses..........     (381)    (364)    (517)  (25)   (9)   (2)    (406)    (373)    (519)
Writedowns.......................
  Credit-related.................     (361)     (20)     (40)   (9)   --    --     (370)     (20)     (40)
  Other than credit-related (1)..      (35)      (8)      --   (46)   (2)   (1)     (81)     (10)      (1)
                                   -------  -------  -------  ----  ----  ----  -------  -------  -------
  Total writedowns...............     (396)     (28)     (40)  (55)   (2)   (1)    (451)     (30)     (41)
                                   -------  -------  -------  ----  ----  ----  -------  -------  -------
Net investment gains (losses)....  $  (651) $  (272) $  (497) $(65) $ 15  $ 10  $  (716) $  (257) $  (487)
                                   =======  =======  =======  ====  ====  ====  =======  =======  =======



--------

   (1) Other than credit-related writedowns include items such as equity securities where the primary reason for the writedown was the severity and/or the duration of an unrealized loss position and fixed maturity securities where an interest-rate related writedown was taken

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives.

     Losses from fixed maturity and equity securities deemed other-than-temporarily impaired, included within net investment gains (losses), were $451 million, $30 million and $41 million for the years ended December 31, 2008, 2007 and 2006, respectively. The substantial increase in 2008 over 2007 was driven by writedowns totaling

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


$268 million of financial services industry securities holdings, comprised of $225 million of fixed maturity securities and $43 million of equity securities.

     Overall of the $396 million of fixed maturity securities writedowns in 2008, $225 million were on financial services industry securities holding; $56 million were on communication and consumer industries holdings; $80 million were on asset-backed (substantially all are backed by or exposed to sub-prime mortgage loans) and below investment grade commercial mortgage-backed holding; and $35 million in fixed maturity security holdings that the Company either lacked the intent to hold, or due to extensive credit spread widening, the Company was uncertain of its intent to hold these fixed maturity securities for a period of time sufficient to allow for recovery of the market value decline.

     Included within the $55 million of writedowns on equity securities in 2008, are $43 million related to the financial industry holdings (of which $9 million related to financial services industry non-redeemable preferred securities) and $12 million across several industries including consumer, communications, industrial and utility.

  NET INVESTMENT INCOME

     The components of net investment income are as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                       2008     2007     2006
                                                      ------   ------   ------
                                                            (IN MILLIONS)
Fixed maturity securities...........................  $2,455   $2,803   $2,719
Equity securities...................................      44       45       17
Trading securities..................................     (19)      --       --
Mortgage and consumer loans.........................     255      263      182
Policy loans........................................      64       53       52
Real estate and real estate joint ventures..........      11       81       29
Other limited partnership interests.................     (69)     164      238
Cash, cash equivalents and short-term investments...      67      104      137
International joint ventures........................      (4)      (4)      (5)
Other...............................................      (3)      11       13
                                                      ------   ------   ------
  Total investment income...........................   2,801    3,520    3,382
Less: Investment expenses...........................     307      627      543
                                                      ------   ------   ------
  Net investment income.............................  $2,494   $2,893   $2,839
                                                      ======   ======   ======



     Net investment income from other limited partnership interests, including hedge funds, represents distributions from other limited partnership interests accounted for under the cost method and equity in earnings from other limited partnership interests accounted for under the equity method. Overall for 2008, the net amount recognized by the Company was a loss of $69 million resulting principally from losses on equity method investments. Such earnings and losses recognized for other limited partnership interests are impacted by volatility in the equity and credit markets. Net investment income from trading securities includes interest and dividends earned on trading securities in addition to the net realized and unrealized gains (losses) recognized on trading securities. In 2008, unrealized losses recognized on trading securities, due to the volatility in the equity and credit markets, were in excess of interest and dividends earned.

     Affiliated investment expenses, included in the table above, were $32 million, $36 million and $32 million for the years ended December 31, 2008, 2007 and 2006 respectively. See "-- Related Party Investment Transactions" for discussion of affiliated net investment income related to short-term investments included in the table above.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  SECURITIES LENDING

     The Company participates in securities lending programs whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, primarily major brokerage firms and commercial banks. The Company generally obtains collateral in an amount equal to 102% of the estimated fair value of the securities loaned Securities with a cost or amortized cost of $5.6 billion and $9.9 billion and an estimated fair value of $6.3 billion and $9.8 billion were on loan under the program at December 31, 2008 and 2007, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $6.4 billion and $10.1 billion at December 31, 2008 and 2007, respectively. Of this $6.4 billion of cash collateral at December 31, 2008, $1.2 billion was on open terms, meaning that the related loaned security could be returned to the Company on the next business day requiring return of cash collateral, and $4,284 million and $901 million, respectively, were due within 30 days and 60 days. Of the $1.2 billion of estimated fair value of the securities related to the cash collateral on open at December 31, 2008, $1.1 billion were U.S. Treasury and agency securities which, if put to the Company, can be immediately sold to satisfy the cash requirements. The remainder of the securities on loan are primarily U.S. Treasury and agency securities, and very liquid residential mortgage-backed securities. The estimated fair value of the reinvestment portfolio acquired with the cash collateral was $5.0 billion at December 31, 2008, and consisted principally of fixed maturity securities (including residential mortgage-backed, asset-backed, U.S. corporate and foreign corporate securities).

     Security collateral of $153 million and $40 million on deposit from counterparties in connection with the securities lending transactions at December 31, 2008 and 2007, respectively, may not be sold or repledged and is not reflected in the consolidated financial statements.

  ASSETS ON DEPOSIT, HELD IN TRUST AND PLEDGED AS COLLATERAL

     The Company had investment assets on deposit with regulatory agencies with an estimated fair market value of $23 million and $22 million at December 31, 2008 and 2007, respectively, consisting primarily of fixed maturity and equity securities.

     The Company has pledged fixed maturity securities in support of its debt and funding agreements with the Federal Home Loan Bank of Boston of $1,284 million and $901 million at December 31, 2008 and 2007, respectively. The nature of these Federal Home Loan Bank arrangements are described in Note 6.

     Certain of the Company's fixed maturity securities are pledged as collateral for various derivative transactions as described in Note 3.

  TRADING SECURITIES

     During 2008, the Company established a trading securities portfolio to support investment strategies that involve the active and frequent purchase and sale of securities and asset and liability matching strategies for certain insurance products. Trading securities are recorded at estimated fair value with subsequent changes in estimated fair value recognized in net investment income.

     At December 31, 2008, trading securities at estimated fair value were $232 million.

     Interest and dividends earned on trading securities in addition to the net realized and unrealized gains (losses) recognized on the trading securities included within net investment income totaled ($19) million for the year ended December 31, 2008. Included within unrealized gains (losses) on such trading securities are changes in estimated fair value of ($21) million for the year ended December 31, 2008.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  MORTGAGE AND CONSUMER LOANS

     Mortgage and consumer loans are categorized as follows:

                                                            DECEMBER 31,
                                                -----------------------------------
                                                      2008               2007
                                                ----------------   ----------------
                                                AMOUNT   PERCENT   AMOUNT   PERCENT
                                                ------   -------   ------   -------
                                                           (IN MILLIONS)
Commercial mortgage loans.....................  $3,301     73.4%   $3,125     70.8%
Agricultural mortgage loans...................   1,185     26.4     1,265     28.7
Consumer loans................................       7      0.2        22      0.5
                                                ------    -----    ------    -----
  Total.......................................   4,493    100.0%    4,412    100.0%
                                                          =====              =====
Less: Valuation allowances....................      46                  8
                                                ------             ------
  Total mortgage and consumer loans...........  $4,447             $4,404
                                                ======             ======



     The Company diversifies its mortgage loans by both geographic region and property type to reduce risk of concentration. Mortgage loans are collateralized by properties primarily located in the United States. At December 31, 2008, 26%, 8% and 7% of the value of the Company's mortgage and consumer loans were located in California, New York and Florida, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate. As shown in the table above, commercial mortgage loans at December 31, 2008 and 2007 were $3,301 million and $3,125 million or 73.4% and 70.8%, respectively, of total mortgage and consumer loans prior to valuation allowances. Net of valuation allowances, commercial mortgage

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

loans were $3,257 million and $3,118 million, respectively at December 31, 2008 and 2007, respectively and their diversity across geographic regions and property types is shown below at:

                                                  DECEMBER 31,       DECEMBER 31,
                                                      2008               2007
                                                ----------------   ----------------
                                                CARRYING    % OF   CARRYING    % OF
                                                  VALUE    TOTAL     VALUE    TOTAL
                                                --------   -----   --------   -----
                                                           (IN MILLIONS)
REGION
South Atlantic................................   $  842     25.9%   $  874     28.0%
Pacific.......................................      753     23.1       634     20.3
Middle Atlantic...............................      516     15.8       487     15.6
New England...................................      412     12.6       417     13.4
West South Central............................      264      8.1       216      6.9
East North Central............................      152      4.7       166      5.3
East South Central............................      130      4.0       139      4.5
Mountain......................................       67      2.1        68      2.2
International.................................       59      1.8        62      2.0
West North Central............................       22      0.7        50      1.6
Other.........................................       40      1.2         5      0.2
                                                 ------    -----    ------    -----
  Total.......................................   $3,257    100.0%   $3,118    100.0%
                                                 ======    =====    ======    =====
PROPERTY TYPE
Office........................................   $1,188     36.5%   $1,013     32.5%
Retail........................................      760     23.3       630     20.2
Apartments....................................      553     17.0       572     18.4
Hotel.........................................      396     12.2       484     15.5
Industrial....................................      151      4.6       172      5.5
Other.........................................      209      6.4       247      7.9
                                                 ------    -----    ------    -----
  Total.......................................   $3,257    100.0%   $3,118    100.0%
                                                 ======    =====    ======    =====



     Information regarding loan valuation allowances for mortgage and consumer loans is as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                         2008     2007     2006
                                                        ------   ------   ------
                                                              (IN MILLIONS)
Balance at January 1,................................    $  8      $ 6      $ 9
Additions............................................      75        7        3
Deductions...........................................     (37)      (5)      (6)
                                                         ----      ---      ---
Balance at December 31,..............................    $ 46      $ 8      $ 6
                                                         ====      ===      ===


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     A portion of the Company's mortgage and consumer loans was impaired and consisted of the following:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2008   2007
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Impaired loans with valuation allowances.....................   $24    $65
Impaired loans without valuation allowances..................     2      2
                                                                ---    ---
  Subtotal...................................................    26     67
Less: Valuation allowances on impaired loans.................    24      4
                                                                ---    ---
  Impaired loans.............................................   $ 2    $63
                                                                ===    ===



     The average investment in impaired loans was $42 million, $21 million and $32 million for the years ended December 31, 2008, 2007 and 2006, respectively. Interest income on impaired loans was $1 million, $3 million and $1 million for the years ended December 31, 2008, 2007 and 2006, respectively.

     There was no investment in restructured loans at December 31, 2008. The investment in restructured loans was less than $1 million at December 31, 2007. There was no interest income recognized on restructured loans for the year ended December 31, 2008. Interest income, recognized on restructured loans, was less than $1 million for both years ended December 31, 2007 and 2006.

     There was no gross interest income that would have been recorded in accordance with the original terms of such loans at December 31, 2008. Gross interest income that would have been recorded in accordance with the original terms of such loans amounted to less than $1 million for each of the years ended December 31, 2007 and 2006.

     There was no mortgage and consumer loans with scheduled payments of 90 days or more past due on which interest is still accruing at December 31, 2008. Mortgage and consumer loans with scheduled payments of 90 days or more past due on which interest is still accruing, had an amortized cost of less than $1 million at December 31, 2007. There was no mortgage and consumer loans on which interest is no longer accrued at December 31, 2008 and 2007. Mortgage and consumer loans in foreclosure were $1 million at December 31, 2008. There was no mortgage and consumer loans in foreclosure at December 31, 2007.

  REAL ESTATE HOLDINGS

     Real estate holdings consisted of the following:

                                                                DECEMBER
                                                                  31,
                                                              -----------
                                                              2008   2007
                                                              ----   ----
                                                                  (IN
                                                               MILLIONS)
Real estate.................................................  $ 86   $ 86
Accumulated depreciation....................................   (16)   (11)
                                                              ----   ----
Net real estate.............................................    70     75
Real estate joint ventures..................................   538    466
                                                              ----   ----
  Total real estate holdings................................  $608   $541
                                                              ====   ====



     Related depreciation expense on real estate was $5 million, $8 million and less than $1 million for the years ended December 31, 2008, 2007 and 2006 respectively. There was no depreciation expense related to discontinued operations for both years ended December 31, 2008 and 2007. Depreciation expense related to discontinued operations was less than $1 million for the year ended December 31, 2006.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company did not own real estate held-for-sale for the years ended December 31, 2008 and 2007. The carrying value of non-income producing real estate was $1 million at both December 31, 2008 and 2007. The Company did not own real estate acquired in satisfaction of debt during the years ended December 31, 2008 and 2007.

     The Company diversifies its real estate holdings by both geographic region and property type to reduce risk of concentration. The Company's real estate holdings are primarily located in the United States and at December 31, 2008, 25%, 18% and 17% were located in California, New York, and Georgia, respectively. Property type diversification is shown in the table below.

     Real estate holdings were categorized as follows:

                                                            DECEMBER 31,
                                                -----------------------------------
                                                      2008               2007
                                                ----------------   ----------------
                                                AMOUNT   PERCENT   AMOUNT   PERCENT
                                                ------   -------   ------   -------
                                                           (IN MILLIONS)
Office........................................   $252      41.5%    $231      42.7%
Real estate investment funds..................    138      22.7      111      20.5
Apartments....................................    100      16.4       87      16.1
Land..........................................     32       5.3       18       3.3
Retail........................................     17       2.8       20       3.7
Agriculture...................................     14       2.3       19       3.5
Other.........................................     55       9.0       55      10.2
                                                 ----     -----     ----     -----
  Total real estate holdings..................   $608     100.0%    $541     100.0%
                                                 ====     =====     ====     =====



  OTHER LIMITED PARTNERSHIP INTERESTS

     The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that principally make private equity investments in companies in the United States and overseas) was $1.2 billion and $1.1 billion at December 31, 2008 and 2007, respectively. Included within other limited partnership interests at December 31, 2008 and 2007 were $340 million and $433 million, respectively, of hedge funds.

     For the years ended December 31, 2008, 2007, and 2006, net investment income (loss) from other limited partnership interests was ($69) million, $164 million and $238 million and included ($117) million, $16 million and $30 million, respectively of hedge funds. Net investment income (loss) from other limited partnership interests, including hedge funds, decreased by $233 million for the year ended 2008, due to volatility in the equity and credit markets.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  OTHER INVESTED ASSETS

     The following table presents the carrying value of the Company's other invested assets at:

                                                            DECEMBER 31,
                                                -----------------------------------
                                                      2008               2007
                                                ----------------   ----------------
                                                CARRYING    % OF   CARRYING    % OF
                                                  VALUE    TOTAL     VALUE    TOTAL
                                                --------   -----   --------   -----
                                                           (IN MILLIONS)
Freestanding derivatives with positive fair
  values......................................   $2,258     98.3%   $1,404     97.2%
Joint venture investment......................       31      1.3        18      1.2
Tax credit partnerships.......................        4      0.2        --       --
Other.........................................        4      0.2        23      1.6
                                                 ------    -----    ------    -----
Total.........................................   $2,297    100.0%   $1,445    100.0%
                                                 ======    =====    ======    =====



     See Note 3 regarding the freestanding derivatives with positive estimated fair values. Joint venture investments are accounted for on the equity method and represent the Company's investment in an insurance underwriting joint venture in China. Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of tax credits, and are accounted for under the equity method.

  VARIABLE INTEREST ENTITIES

     The following table presents the carrying amount and maximum exposure to loss relating to VIEs for which the Company holds significant variable interests but it is not the primary beneficiary and which have not been consolidated at December 31, 2008:

                                                            DECEMBER 31, 2008
                                                        ------------------------
                                                                       MAXIMUM
                                                         CARRYING    EXPOSURE TO
                                                        AMOUNT (1)     LOSS (2)
                                                        ----------   -----------
                                                              (IN MILLIONS)
Fixed maturity securities, available-for-sale (3)
  Foreign corporate securities........................    $  152        $  152
  U.S. Treasury/agency securities.....................       182           182
Real estate joint ventures (4)........................        41            41
Other limited partnership interests (4)...............       672         1,060
                                                          ------        ------
Total.................................................    $1,047        $1,435
                                                          ======        ======



--------

   (1) See Note 1 for further discussion of the Company's significant accounting policies with regards to the carrying amounts of these investments.

   (2) The maximum exposure to loss relating to the fixed maturity securities available-for-sale is equal to the carrying amounts or carrying amounts of retained interests. The maximum exposure to loss relating to real estate joint ventures and other limited partnership interests is equal to the carrying amounts plus any unfunded commitments. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

   (3) These assets are reflected at estimated fair value within fixed maturity securities available-for-sale.

   (4) Real estate joint ventures include partnerships and other ventures which engage in the acquisition, development, management and disposal of real estate investments. Other limited partnership interests include partnerships established for the purpose of investing in public and private debt and equity securities.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     As discussed in Note 10, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2008, 2007 and 2006.

  RELATED PARTY INVESTMENT TRANSACTIONS

     At December 31, 2008 and 2007, the Company held $1.6 billion and $582 million, respectively, of its total invested assets in the Metropolitan Money Market Pool and the MetLife Intermediate Income Pool which are affiliated partnerships. These amounts are included in short-term investments. Net investment income from these invested assets was $10 million, $25 million and $29 million for the years ended December 31, 2008, 2007 and 2006, respectively.

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, are as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                         2008     2007     2006
                                                        ------   ------   ------
                                                              (IN MILLIONS)
Estimated fair value of assets transferred to
  affiliates.........................................    $ 27     $628     $164
Amortized cost of assets transferred to affiliates...    $ 23     $629     $164
Net investment gains (losses) recognized on
  transfers..........................................    $  4     $ (1)    $ --
Estimated fair value of assets transferred from
  affiliates.........................................    $230     $836     $ 89


3.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE FINANCIAL INSTRUMENTS

     The following table presents the notional amount and current market or estimated fair value of derivative financial instruments, excluding embedded derivatives, held at:

                                      DECEMBER 31, 2008                 DECEMBER 31, 2007
                               -------------------------------   -------------------------------
                                             CURRENT MARKET                    CURRENT MARKET
                                              OR FAIR VALUE                     OR FAIR VALUE
                               NOTIONAL   --------------------   NOTIONAL   --------------------
                                AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                               --------   ------   -----------   --------   ------   -----------
                                                         (IN MILLIONS)
Interest rate swaps..........   $ 7,074   $  736       $347       $12,437   $  336       $144
Interest rate floors.........    12,071      494         --        12,071      159         --
Interest rate caps...........     3,513        1         --        10,715        7         --
Financial futures............     1,434        4         16           881        2          5
Foreign currency swaps.......     3,771      699        219         3,716      788         97
Foreign currency forwards....        92       --          9           167        2         --
Options......................       813      248         --         1,004       85          1
Financial forwards...........     1,289       57          8         2,330       20         --
Credit default swaps.........       648       19          8         1,013        5          3
                                -------   ------       ----       -------   ------       ----
  Total......................   $30,705   $2,258       $607       $44,334   $1,404       $250
                                =======   ======       ====       =======   ======       ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the notional amount of derivative financial instruments by maturity at December 31, 2008:

                                                        REMAINING LIFE
                                -------------------------------------------------------------
                                                             AFTER FIVE
                                           AFTER ONE YEAR      YEARS
                                ONE YEAR    THROUGH FIVE    THROUGH TEN     AFTER
                                 OR LESS        YEARS          YEARS      TEN YEARS    TOTAL
                                --------   --------------   -----------   ---------   -------
                                                        (IN MILLIONS)
Interest rate swaps...........   $1,235        $3,567         $ 1,367       $  905    $ 7,074
Interest rate floors..........    2,551            --           9,520           --     12,071
Interest rate caps............       10         3,503              --           --      3,513
Financial futures.............    1,434            --              --           --      1,434
Foreign currency swaps........    1,072         1,711             737          251      3,771
Foreign currency forwards.....       92            --              --           --         92
Options.......................       88           214             511           --        813
Financial forwards............       --           519             563          207      1,289
Credit default swaps..........       20           471             157           --        648
                                 ------        ------         -------       ------    -------
  Total.......................   $6,502        $9,985         $12,855       $1,363    $30,705
                                 ======        ======         =======       ======    =======



     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     The Company commenced the use of inflation swaps during the first quarter of 2008. Inflation swaps are used as an economic hedge to reduce inflation risk generated from inflation-indexed liabilities. Inflation swaps are included in interest rate swaps in the preceding table.

     The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. In a basis swap, both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Basis swaps are included in interest rate swaps in the preceding table.

     Interest rate caps and floors are used by the Company primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches), as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively.

     In exchange-traded interest rate (Treasury and swap) and equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate and equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The value of interest rate futures

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

     Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company.

     Foreign currency derivatives, including foreign currency swaps, foreign currency forwards and currency option contracts, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

     The Company enters into currency option contracts that give it the right, but not the obligation, to sell the foreign currency amount in exchange for a functional currency amount within a limited time at a contracted price. The contracts may also be net settled in cash, based on differentials in the foreign exchange rate and the strike price. Currency option contracts are included in options in the preceding table.

     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index options within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Equity index options are included in options in the preceding table.

     The Company enters into financial forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Swap spread locks are used by the Company to hedge invested assets on an economic basis against the risk of changes in credit spreads. Swap spread locks are forward transactions between two parties whose underlying reference index is a forward starting interest rate swap where the Company agrees to pay a coupon based on a predetermined reference swap spread in exchange for receiving a coupon based on a floating rate. The Company has the option to cash settle with the counterparty in lieu of maintaining the swap after the effective date. Swap spread locks are included in financial forwards in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. Treasury or Agency security.

  HEDGING

     The following table presents the notional amount and the estimated fair value of derivatives by type of hedge designation at:

                                      DECEMBER 31, 2008                 DECEMBER 31, 2007
                               -------------------------------   -------------------------------
                                               FAIR VALUE                        FAIR VALUE
                               NOTIONAL   --------------------   NOTIONAL   --------------------
                                AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                               --------   ------   -----------   --------   ------   -----------
                                                        (IN MILLIONS)
Fair value...................   $   845   $   68       $161       $   651   $   20       $  3
Cash flow....................       486       91         --           486       85          3
Non-qualifying...............    29,374    2,099        446        43,197    1,299        244
                                -------   ------       ----       -------   ------       ----
  Total......................   $30,705   $2,258       $607       $44,334   $1,404       $250
                                =======   ======       ====       =======   ======       ====



     The following table presents the settlement payments recorded in income for the:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                         2008     2007     2006
                                                        ------   ------   ------
                                                              (IN MILLIONS)
Qualifying hedges:
  Net investment income..............................     $(2)     $--      $--
  Interest credited to policyholder account
     balances........................................       6       (6)      (9)
Non-qualifying hedges:
  Net investment gains (losses)......................      43       82       73
                                                          ---      ---      ---
  Total..............................................     $47      $76      $64
                                                          ===      ===      ===



  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments and liabilities.

     The Company recognized net investment gains (losses) representing the ineffective portion of all fair value hedges as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                         2008     2007     2006
                                                        ------   ------   ------
                                                              (IN MILLIONS)
Changes in the fair value of derivatives.............    $(87)    $ 18      $(1)
Changes in the fair value of the items hedged........      86      (20)       2
                                                         ----     ----      ---
Net ineffectiveness of fair value hedging
  activities.........................................    $ (1)    $ (2)     $ 1
                                                         ====     ====      ===



     All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities to fixed rate liabilities; and (iii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities.

     For the years ended December 31, 2008, 2007 and 2006, the Company did not recognize any net investment gains (losses) which represented the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. For the years ended December 31, 2008, 2007 and 2006, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments for the years ended December 31, 2008, 2007 and 2006.

     The following table presents the components of other comprehensive loss, before income tax, related to cash flow hedges:

                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                       2008     2007     2006
                                                      ------   ------   ------
                                                            (IN MILLIONS)
Other comprehensive loss balance at January 1,.....    $(13)    $ (9)    $ (2)
Gains deferred in other comprehensive loss on the
  effective portion of cash flow hedges............       9       39       41
Amounts reclassified to net investment gains
  (losses).........................................      24      (43)     (48)
                                                       ----     ----     ----
Other comprehensive income (loss) balance at
  December 31,.....................................    $ 20     $(13)    $ (9)
                                                       ====     ====     ====



     At December 31, 2008, $1 million of the deferred net gain (loss) on derivatives accumulated in other comprehensive loss is expected to be reclassified to earnings during the year ending December 31, 2009.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps, purchased caps and floors, and interest rate futures to economically hedge its exposure to interest rate volatility; (ii) foreign currency forwards, swaps and option contracts to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to economically hedge exposure to adverse movements in credit; (iv) equity futures, equity index options and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products; (v) swap spread locks to economically hedge invested assets against the risk of changes in credit spreads; (vi) credit default swaps to synthetically create investments; (vii) financial forwards to buy and sell securities; and (viii) basis swaps to better match the cash flows of assets and related liabilities.

     The following table presents changes in estimated fair value related to derivatives that do not qualify for hedge accounting:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                         2008     2007     2006
                                                        ------   ------   ------
                                                              (IN MILLIONS)
Net investment gains (losses), excluding embedded
  derivatives........................................    $514     $112      $16

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts principally include: variable annuities with guaranteed minimum withdrawal, guaranteed minimum accumulation and certain guaranteed minimum income riders; affiliated reinsurance contracts related to guaranteed minimum withdrawal, guaranteed minimum accumulation and certain guaranteed minimum income riders and ceded reinsurance written on a funds withheld basis.

     The following table presents the estimated fair value of the Company's embedded derivatives at:

                                                              DECEMBER 31,
                                                             -------------
                                                              2008    2007
                                                             ------   ----
                                                             (IN MILLIONS)
Net embedded derivatives within asset host contracts:
  Ceded guaranteed minimum benefit riders..................  $2,062   $382
  Call options in equity securities........................     (36)    --
                                                             ------   ----
     Net embedded derivatives within asset host contracts..  $2,026   $382
                                                             ======   ====
Net embedded derivatives within liability host contracts:
  Direct guaranteed minimum benefit riders.................  $1,432   $257
  Other....................................................     (27)    --
                                                             ------   ----
     Net embedded derivatives within liability host
       contracts...........................................  $1,405   $257
                                                             ======   ====



     The following table presents changes in the estimated fair value related to embedded derivatives:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                         2008     2007     2006
                                                        ------   ------   ------
                                                              (IN MILLIONS)
Net investment gains (losses) (1)....................    $436     $116      $85


--------

   (1) Effective January 1, 2008, upon adoption of SFAS 157, the valuation of the Company's guaranteed minimum benefit riders includes an adjustment for the Company's own credit. Included in net investment gains (losses) for the year ended December 31, 2008 are gains of $738 million in connection with this adjustment.

  CREDIT RISK

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. See Note 16 for a description of the impact of credit risk on the valuation of derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. At December 31, 2008 and 2007, the Company was obligated to return cash collateral under its control of $1,464 million and $370 million, respectively. This

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


unrestricted cash collateral is included in cash and cash equivalents or in short-term investments and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. At December 31, 2008 and 2007, the Company had also accepted collateral consisting of various securities with a fair market value of $215 million and $526 million, respectively, which are held in separate custodial accounts. The Company is permitted by contract to sell or repledge this collateral, but at December 31, 2008 and 2007, none of the collateral had been sold or repledged.

     At December 31, 2008, the Company provided securities collateral for various arrangements in connection with derivative instruments of $7 million, which is included in fixed maturity securities. The counterparties are permitted by contract to sell or repledge this collateral. At December 31, 2007, the Company did not provide any securities collateral. In addition, the Company has exchange-traded futures, which require the pledging of collateral. At December 31, 2008 and 2007, the Company pledged securities collateral for exchange-traded futures of $26 million and $25 million, respectively, which is included in fixed maturity securities. The counterparties are permitted by contract to sell or repledge this collateral. At December 31, 2008 the Company provided cash collateral for exchange-traded futures of $33 million which is included in premiums and other receivables. At December 31, 2007 the Company did not provide any cash collateral.

     In connection with synthetically created investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. If a credit event, as defined by the contract, occurs generally the contract will require the Company to pay the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $277 million at December 31, 2008. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2008, the Company would have paid $3 million to terminate all of these contracts.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at December 31, 2008:

                                                                 DECEMBER 31, 2008
                                            -----------------------------------------------------------
                                             FAIR VALUE OF       MAXIMUM AMOUNT OF          WEIGHTED
RATING AGENCY DESIGNATION OF REFERENCED     CREDIT DEFAULT     FUTURE PAYMENTS UNDER     AVERAGE YEARS
CREDIT OBLIGATIONS (1)                           SWAPS       CREDIT DEFAULT SWAPS (2)   TO MATURITY (3)
---------------------------------------     --------------   ------------------------   ---------------
                                                                   (IN MILLIONS)
Aaa/Aa/A
  Single name credit default swaps
     (corporate)..........................        $--                  $ 25                   5.0
  Credit default swaps referencing
     indices..............................         (2)                  222                   4.0
                                                  ---                  ----
     Subtotal.............................         (2)                  247                   4.1
                                                  ---                  ----
Baa
  Single name credit default swaps
     (corporate)..........................         --                    10                   5.0
  Credit default swaps referencing
     indices..............................         --                    --                    --
                                                  ---                  ----
     Subtotal.............................         --                    10                   5.0
                                                  ---                  ----
Ba
  Single name credit default swaps
     (corporate)..........................         (1)                   20                   0.7
  Credit default swaps referencing
     indices..............................         --                    --                    --
                                                  ---                  ----
     Subtotal.............................         (1)                   20                   0.7
                                                  ---                  ----
B
  Single name credit default swaps
     (corporate)..........................         --                    --                    --
  Credit default swaps referencing
     indices..............................         --                    --                    --
                                                  ---                  ----
     Subtotal.............................         --                    --                    --
                                                  ---                  ----
Caa and lower
  Single name credit default swaps
     (corporate)..........................         --                    --                    --
  Credit default swaps referencing
     indices..............................         --                    --                    --
                                                  ---                  ----
     Subtotal.............................         --                    --                    --
                                                  ---                  ----
In or near default
  Single name credit default swaps
     (corporate)..........................         --                    --                    --
  Credit default swaps referencing
     indices..............................         --                    --                    --
                                                  ---                  ----
     Subtotal.............................         --                    --                    --
                                                  ---                  ----
                                                  $(3)                 $277                   3.9
                                                  ===                  ====



--------

   (1) The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then the MetLife rating is used.

   (2) Assumes the value of the referenced credit obligations is zero.

   (3) The weighted average years to maturity of the credit default swaps is calculated based upon weighted average notional amounts.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

4.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:

                                                        DAC     VOBA     TOTAL
                                                      ------   ------   ------
                                                            (IN MILLIONS)
Balance at January 1, 2006..........................  $1,496   $3,418   $4,914
  Capitalizations...................................     721       --      721
                                                      ------   ------   ------
       Subtotal.....................................   2,217    3,418    5,635
                                                      ------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses)..................     (16)     (68)     (84)
     Other expenses.................................     252      320      572
                                                      ------   ------   ------
       Total amortization...........................     236      252      488
                                                      ------   ------   ------
  Less: Unrealized investment gains (losses)........     (10)      46       36
                                                      ------   ------   ------
Balance at December 31, 2006........................   1,991    3,120    5,111
  Effect of SOP 05-1 adoption.......................      (7)    (125)    (132)
  Capitalizations...................................     682       --      682
                                                      ------   ------   ------
       Subtotal.....................................   2,666    2,995    5,661
                                                      ------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses)..................      44      (16)      28
     Other expenses.................................     388      324      712
                                                      ------   ------   ------
       Total amortization...........................     432      308      740
                                                      ------   ------   ------
  Less: Unrealized investment gains (losses)........     (18)      (9)     (27)
                                                      ------   ------   ------
Balance at December 31, 2007........................   2,252    2,696    4,948
  Capitalizations...................................     835       --      835
                                                      ------   ------   ------
       Subtotal.....................................   3,087    2,696    5,783
                                                      ------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses)..................     190       35      225
     Other expenses.................................     504      434      938
                                                      ------   ------   ------
       Total amortization...........................     694      469    1,163
                                                      ------   ------   ------
  Less: Unrealized investment gains (losses)........    (389)    (434)    (823)
  Less: Other.......................................       3       --        3
                                                      ------   ------   ------
Balance at December 31, 2008........................  $2,779   $2,661   $5,440
                                                      ======   ======   ======



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $280 million in 2009, $274 million in 2010, $251 million in 2011, $223 million in 2012, and $187 million in 2013.

     Amortization of VOBA and DAC is attributed to both investment gains and losses and other expenses which are the amount of gross profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses provide information regarding the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding DAC and VOBA by segment and reporting unit is as follows:

                                               DAC               VOBA             TOTAL
                                         ---------------   ---------------   ---------------
                                                             DECEMBER 31,
                                         ---------------------------------------------------
                                          2008     2007     2008     2007     2008     2007
                                         ------   ------   ------   ------   ------   ------
                                                            (IN MILLIONS)
Individual:
  Traditional life.....................  $  172   $  111   $   52   $   57   $  224   $  168
  Variable & universal life............   1,179      798      851      981    2,030    1,779
  Annuities............................   1,416    1,335    1,755    1,648    3,171    2,983
                                         ------   ------   ------   ------   ------   ------
     Subtotal..........................   2,767    2,244    2,658    2,686    5,425    4,930
                                         ------   ------   ------   ------   ------   ------
Institutional:
  Group life...........................       5        6        2        9        7       15
  Retirement & savings.................      --       --        1        1        1        1
                                         ------   ------   ------   ------   ------   ------
     Subtotal..........................       5        6        3       10        8       16
                                         ------   ------   ------   ------   ------   ------
Corporate & Other......................       7        2       --       --        7        2
                                         ------   ------   ------   ------   ------   ------
Total..................................  $2,779   $2,252   $2,661   $2,696   $5,440   $4,948
                                         ======   ======   ======   ======   ======   ======



5.  GOODWILL

     Goodwill is the excess of cost over the estimated fair value of net assets acquired. Information regarding goodwill is as follows:

                                                            DECEMBER 31,
                                                         ------------------
                                                         2008   2007   2006
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Balance at the beginning of the period,................  $953   $953   $924
Contribution from MetLife..............................    --     --     29
                                                         ----   ----   ----
Balance at the end of the period,......................  $953   $953   $953
                                                         ====   ====   ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding goodwill by segment and reporting unit is as follows:

                                                                DECEMBER
                                                                  31,
                                                              -----------
                                                              2008   2007
                                                              ----   ----
                                                                  (IN
                                                               MILLIONS)
Individual:
  Traditional life..........................................  $ 12   $ 12
  Variable & universal life.................................     1      1
  Annuities.................................................   218    218
  Other.....................................................     5      5
                                                              ----   ----
     Subtotal...............................................   236    236
                                                              ----   ----
Institutional:
  Group life................................................     3      3
  Retirement & savings......................................   304    304
  Non-medical health & other................................     5      5
                                                              ----   ----
     Subtotal...............................................   312    312
                                                              ----   ----
Corporate & Other (1).......................................   405    405
                                                              ----   ----
Total.......................................................  $953   $953
                                                              ====   ====



--------

   (1) The allocation of the goodwill to the reporting units was performed at the time of the respective acquisition. The $405 million of goodwill within Corporate & Other represents the excess of the amounts MetLife paid to acquire subsidiaries and other businesses over the estimated fair value of their net assets at the date of acquisition. For purposes of goodwill impairment testing at December 31, 2008 and 2007, $405 million of Corporate & Other goodwill has been attributed to the Institutional and Individual segment reporting units. The Individual segment was attributed $210 million, (traditional life -- $23 million, variable & universal life -- $11 million and annuities -- $176 million) and the Institutional segment was attributed $195 million (group life -- $2 million, retirement & savings -- $186 million, and non-medical health & other -- $7 million) at both December 31, 2008 and 2007.

     As described in more detail in Note 1, the Company performed its annual goodwill impairment tests during the third quarter of 2008 based upon data at June 30, 2008. Such tests indicated that goodwill was not impaired at September 30, 2008. Current economic conditions, the sustained low level of equity markets, declining market capitalizations in the insurance industry and lower operating earnings projections, particularly for the Individual segment, required management of the Company to consider the impact of these events on the recoverability of its assets, in particular its goodwill. Management concluded it was appropriate to perform an interim goodwill impairment test at December 31, 2008. Based upon the tests performed management concluded no impairment of goodwill had occurred for any of the Company's reporting units at December 31, 2008.

     Management continues to evaluate current market conditions that may affect the fair value of the Company's reporting units to assess whether any goodwill impairment exists. Continued deteriorating or adverse market conditions for certain reporting units may have a significant impact on the fair value of these reporting units and could result in future impairments of goodwill.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

6.  INSURANCE

  INSURANCE LIABILITIES

     Insurance liabilities are as follows:

                                                             POLICYHOLDER          OTHER
                                        FUTURE POLICY          ACCOUNT          POLICYHOLDER
                                           BENEFITS            BALANCES            FUNDS
                                      -----------------   -----------------   ---------------
                                                            DECEMBER 31,
                                      -------------------------------------------------------
                                        2008      2007      2008      2007     2008     2007
                                      -------   -------   -------   -------   ------   ------
                                                           (IN MILLIONS)
Institutional
  Group life........................  $   208   $   220   $ 1,045   $   763   $    5   $    5
  Retirement & savings..............   12,042    12,040    11,511    12,780       --       --
  Non-medical health & other........      294       303        --        --        2        2
Individual
  Traditional Life..................      944       921        --        --       55       50
  Variable & universal life.........      678       575     5,456     4,995    1,791    1,496
  Annuities.........................    1,215       944    18,905    15,058       30       36
  Other.............................       --        --        72        47       --       --
Corporate & Other (1)...............    4,832     4,573       186       172      202      188
                                      -------   -------   -------   -------   ------   ------
  Total.............................  $20,213   $19,576   $37,175   $33,815   $2,085   $1,777
                                      =======   =======   =======   =======   ======   ======



--------

   (1) Corporate & Other includes intersegment eliminations.

     Affiliated insurance liabilities included in the table above include reinsurance assumed and ceded. Affiliated future policy benefits, included in the table above, were $25 million and $29 million at December 31, 2008 and 2007, respectively. Affiliated policyholder account balances, included in the table above, were $0 and $97 million at December 31, 2008 and 2007, respectively. Affiliated other policyholder funds, included in the table above, were $1.5 billion and $1.3 billion at December 31, 2008 and 2007, respectively.

  VALUE OF DISTRIBUTION AGREEMENTS AND CUSTOMER RELATIONSHIPS ACQUIRED

     Information regarding the VODA and VOCRA, which are reported in other assets, is as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                         2008     2007     2006
                                                        ------   ------   ------
                                                              (IN MILLIONS)
Balance at January 1,................................    $232     $237     $ 72
Contribution of VODA from MetLife....................      --       --      167
Amortization.........................................      (8)      (5)      (2)
                                                         ----     ----     ----
Balance at December 31,..............................    $224     $232     $237
                                                         ====     ====     ====



     The estimated future amortization expense allocated to other expenses for the next five years for VODA and VOCRA is $9 million in 2009, $11 million in 2010, $13 million in 2011, $15 million in 2012 and $16 million in 2013.

     The value of the other identifiable intangibles as discussed above reflects the estimated fair value of the Citigroup/Travelers distribution agreements acquired at July 1, 2005 and will be amortized in relation to the expected economic benefits of the agreement. The weighted average amortization period of the other intangible

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


assets is 16 years. If actual experience under the distribution agreements differs from expectations, the amortization of these intangibles will be adjusted to reflect actual experience.

     The use of discount rates was necessary to establish the fair value of the other identifiable intangible assets. In selecting the appropriate discount rates, management considered its weighted average cost of capital as well as the weighted average cost of capital required by market participants. A discount rate of 11.5% was used to value these intangible assets.

  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, is as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                         2008     2007     2006
                                                        ------   ------   ------
                                                              (IN MILLIONS)
Balance at January 1,................................    $403     $330     $218
Capitalization.......................................     111      124      129
Amortization.........................................     (92)     (51)     (17)
                                                         ----     ----     ----
Balance at December 31,..............................    $422     $403     $330
                                                         ====     ====     ====



  SEPARATE ACCOUNTS

     Separate account assets and liabilities consist of pass-through separate accounts totaling $35.9 billion and $53.9 billion at December 31, 2008 and 2007, respectively, for which the policyholder assumes all investment risk.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $893 million, $947 million and $800 million for the years ended December 31, 2008, 2007 and 2006, respectively.

     For the years ended December 31, 2008, 2007 and 2006, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  OBLIGATIONS UNDER GUARANTEED INTEREST CONTRACT PROGRAM

     The Company issues fixed and floating rate obligations under its guaranteed interest contract ("GIC") program which are denominated in either U.S. dollars or foreign currencies. During the years ended December 31, 2008 and 2007, the Company issued $54 million and $653 million, respectively and repaid $678 million and $616 million, respectively, of GICs under this program. During the year ended December 31, 2006, there were no new issuances of such obligations and there were repayments of $1.1 billion. Accordingly, at December 31, 2008 and 2007, GICs outstanding, which are included in policyholder account balances, were $4.2 billion and $5.1 billion, respectively. During the years ended December 31, 2008, 2007 and 2006, interest credited on the contracts, which are included in interest credited to policyholder account balances, was $189 million, $230 million and $163 million, respectively.

  OBLIGATIONS UNDER FUNDING AGREEMENTS

     MICC is a member of the Federal Home Loan Bank of Boston (the "FHLB of Boston") and holds $70 million of common stock of the FHLB of Boston at both December 31, 2008 and 2007, which is included in equity securities. MICC has also entered into funding agreements with the FHLB of Boston whereby MICC has issued such funding agreements in exchange for cash and for which the FHLB of Boston has been granted a blanket lien on certain MICC assets, including residential mortgage-backed securities, to collateralize MICC's obligations under the funding agreements. MICC maintains control over these pledged assets, and may use, commingle, encumber or

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by MICC, the FHLB of Boston's recovery on the collateral is limited to the amount of MICC's liability to the FHLB of Boston. The amount of MICC's liability for funding agreements with the FHLB of Boston was $526 million and $726 million at December 31, 2008 and 2007, respectively, which is included in policyholder account balances. In addition, at December 31, 2008, MICC had advances of $300 million from the FHLB of Boston with original maturities of less than one year and were included in short-term debt. These advances and the advances on funding agreements are collateralized by residential mortgage-backed securities with estimated fair values of $1,284 million and $901 million at December 31, 2008 and 2007, respectively.

  LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

     Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits, is as follows:

                                                        YEARS ENDED DECEMBER
                                                                31,
                                                       ---------------------
                                                        2008    2007    2006
                                                       -----   -----   -----
                                                           (IN MILLIONS)
Balance at January 1,................................  $ 612   $ 551   $ 512
  Less: Reinsurance recoverables.....................   (463)   (403)   (373)
                                                       -----   -----   -----
Net balance at January 1,............................    149     148     139
                                                       -----   -----   -----
Incurred related to:
  Current year.......................................      8      32      29
  Prior years........................................    (29)     (5)      4
                                                       -----   -----   -----
                                                         (21)     27      33
                                                       -----   -----   -----
Paid related to:
  Current year.......................................     (2)     (2)     (2)
  Prior years........................................    (24)    (24)    (22)
                                                       -----   -----   -----
                                                         (26)    (26)    (24)
                                                       -----   -----   -----
Net balance at December 31,..........................    102     149     148
  Add: Reinsurance recoverables......................    589     463     403
                                                       -----   -----   -----
  Balance at December 31,............................  $ 691   $ 612   $ 551
                                                       =====   =====   =====



     During 2008, 2007 and 2006, as a result of changes in estimates of insured events in the respective prior year, claims and claim adjustment expenses associated with prior years decreased by $29 million and $5 million for the years ended December 31, 2008 and 2007, respectively and increased by $4 million for the year ended December 31, 2006. In all years presented, the change was due to differences between the actual benefit periods and expected benefit periods for LTC and disability contracts.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return").

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:

                                                            DECEMBER 31,
                                  ---------------------------------------------------------------
                                               2008                             2007
                                  ------------------------------   ------------------------------
                                      IN THE             AT            IN THE             AT
                                  EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                  --------------   -------------   --------------   -------------
                                                           (IN MILLIONS)
ANNUITY CONTRACTS (1)
RETURN OF NET DEPOSITS
Separate account value..........     $   9,721             N/A        $  11,337             N/A
Net amount at risk (2)..........     $   2,813 (3)         N/A        $      33 (3)         N/A
Average attained age of
  contractholders...............      62 years             N/A         62 years             N/A
ANNIVERSARY CONTRACT VALUE OR
  MINIMUM RETURN
Separate account value..........     $  27,572       $  13,217        $  41,515       $  16,143
Net amount at risk (2)..........     $   9,876 (3)   $   6,323 (4)    $   1,692 (3)   $     245 (4)
Average attained age of
  contractholders...............      58 years        61 years         56 years        61 years



                                                               DECEMBER 31,
                                                        -------------------------
                                                           2008           2007
                                                        ----------     ----------
                                                         SECONDARY      SECONDARY
                                                        GUARANTEES     GUARANTEES
                                                        ----------     ----------
                                                              (IN MILLIONS)
UNIVERSAL AND VARIABLE LIFE CONTRACTS (1)
Account value (general and separate account)..........   $   2,917      $   2,797
Net amount at risk (2)................................   $  43,237 (3)  $  38,621 (3)
Average attained age of policyholders.................    58 years       57 years


--------

   (1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

   (4) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts is as follows:

                                                                      UNIVERSAL AND
                                                                      VARIABLE LIFE
                                              ANNUITY CONTRACTS         CONTRACTS
                                         --------------------------   -------------
                                         GUARANTEED     GUARANTEED
                                            DEATH     ANNUITIZATION     SECONDARY
                                          BENEFITS       BENEFITS       GUARANTEES    TOTAL
                                         ----------   -------------   -------------   -----
                                                              (IN MILLIONS)
Balance at January 1, 2006.............     $  3           $ --            $  9        $ 12
Incurred guaranteed benefits...........       --             --              22          22
Paid guaranteed benefits...............       (3)            --              --          (3)
                                            ----           ----            ----        ----
Balance at December 31, 2006...........       --             --              31          31
Incurred guaranteed benefits...........        6             28              34          68
Paid guaranteed benefits...............       (4)            --              --          (4)
                                            ----           ----            ----        ----
Balance at December 31, 2007...........        2             28              65          95
Incurred guaranteed benefits...........       24            121              43         188
Paid guaranteed benefits...............      (14)            --              --         (14)
                                            ----           ----            ----        ----
Balance at December 31, 2008...........     $ 12           $149            $108        $269
                                            ====           ====            ====        ====



     Excluded from the table above are guaranteed death and annuitization benefit liabilities on the Company's annuity contracts of $158 million, $45 million and $38 million at December 31, 2008, 2007 and 2006, respectively, which were reinsured 100% to an affiliate and had corresponding recoverables from affiliated reinsurers related to such guarantee liabilities.

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                             DECEMBER 31,
                                                          -----------------
                                                            2008      2007
                                                          -------   -------
                                                            (IN MILLIONS)
Mutual Fund Groupings
  Equity................................................  $21,738   $40,608
  Balanced..............................................    6,971     4,422
  Bond..................................................    2,280     2,307
  Money Market..........................................    1,715     1,265
  Specialty.............................................      228       395
                                                          -------   -------
     Total..............................................  $32,932   $48,997
                                                          =======   =======



7.  REINSURANCE

     The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new individual life insurance policies primarily on an excess of retention basis or a quota share basis. Until 2005, the Company reinsured up to 90% of the mortality risk for all new individual life insurance policies. This practice was initiated by the Company for different products starting at various points in time between 1997 and 2004. During 2005, the Company changed its retention practices for certain individual life insurance policies. Amounts reinsured in prior years remain reinsured under the original reinsurance, however, under the new

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


retention guidelines, the Company reinsures up to 90% of the mortality risk in excess of $1 million for certain new individual life insurance policies that it writes through its various franchises and for certain individual life policies the retention limits remained unchanged. On a case by case basis, the Company may retain up to $5 million per life on single life individual policies and reinsure 100% of amounts in excess of the Company's retention limits. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics.

     The Company reinsures 90% of its new production of fixed annuities to an affiliated reinsurer. The Company also reinsures 100% of the living and death benefit riders associated with its variable annuities issued since 2006 to an affiliated reinsurer and certain portions of the living and death benefit riders associated with its variable annuities issued prior to 2006 to affiliated and unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on rider fees collected from policyholders and receives reimbursements for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also reinsures the risk associated with the secondary death benefit guarantee rider on certain universal life contracts to an affiliate. The Company enters into similar agreements for new or in-force business depending on market conditions.

     Effective July 1, 2000, the Company reinsured 90% of its individual LTC insurance business with General Electric Capital Assurance Company (renamed Genworth Life Insurance Company) and its affiliate, GE Capital Life Assurance Company of New York (renamed Genworth Life Insurance Company of New York), through two indemnity reinsurance agreements. Effective July 1, 2008, the coinsurance percentages increased from 90% to 100%. The increase in the cession resulted in the payment of additional reinsurance premiums of $286 million and a ceded reinsurance recoverable of $238 million. The net cost of reinsurance of $48 million, which is the difference between the premium ceded and the ceded recoverable balance was reimbursed by Citigroup Insurance Holding Corporation ("CIHC"), pursuant to an agreement entered into in June 2005 between the Company and CIHC, related to the acquisition of the Company by MetLife. This agreement terminated on December 31, 2008. Via a general indemnity agreement also effective June 30, 2005, between MetLife and Citigroup, Inc. ("Citigroup") in connection with MetLife's acquisition of the Company, Citigroup agreed to indemnity MetLife against any future losses incurred by the Company with respect to the LTC insurance business. The direct business and the reinsurance activity of the LTC business are included in Corporate & Other.

     Included in Corporate & Other as a run-off business is the Company's workers' compensation business, which is reinsured through a 100% quota-share agreement with The Travelers Indemnity Company, an insurance subsidiary of The Travelers Companies, Inc.

     In addition to reinsuring mortality risk as described previously, the Company reinsures other risks, as well as specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of reinsurers. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance balances recoverable could become uncollectible. Cessions under reinsurance arrangements do not discharge the Company's obligations as the primary insurer.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. Information regarding the effect of reinsurance is as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                     -------------------------
                                                       2008     2007     2006
                                                     -------   ------   ------
                                                           (IN MILLIONS)
PREMIUMS:
  Direct premiums..................................  $ 1,042   $  654   $  599
  Reinsurance assumed..............................       15       17       21
  Reinsurance ceded................................     (423)    (318)    (312)
                                                     -------   ------   ------
     Net premiums..................................  $   634   $  353   $  308
                                                     =======   ======   ======
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY
  FEES:
  Direct universal life and investment-type product
     policy fees...................................  $ 1,710   $1,680   $1,480
  Reinsurance assumed..............................      197      119       84
  Reinsurance ceded................................     (529)    (388)    (296)
                                                     -------   ------   ------
     Net universal life and investment-type product
       policy fees.................................  $ 1,378   $1,411   $1,268
                                                     =======   ======   ======
POLICYHOLDER BENEFITS AND CLAIMS:
  Direct policyholder benefits and claims..........  $ 2,775   $1,722   $1,500
  Reinsurance assumed..............................       23       22       15
  Reinsurance ceded................................   (1,352)    (766)    (723)
                                                     -------   ------   ------
     Net policyholder benefits and claims..........  $ 1,446   $  978   $  792
                                                     =======   ======   ======



     Information regarding ceded reinsurance recoverable balances, included in premiums and other receivables is as follows:

                                                              DECEMBER 31,
                                                            ---------------
                                                             2008     2007
                                                            ------   ------
                                                             (IN MILLIONS)
UNAFFILIATED RECOVERABLES:
Future policy benefit recoverables........................  $5,347   $4,774
Deposit recoverables......................................      98       73
Claim recoverables........................................      74       52
All other recoverables....................................       7        6
                                                            ------   ------
  Total...................................................  $5,526   $4,905
                                                            ======   ======
AFFILIATED RECOVERABLES:
Future policy benefit recoverables........................  $3,296   $1,142
Deposit recoverables......................................   3,041    1,953
Claim recoverables........................................      13       38
All other recoverables....................................     197       24
                                                            ------   ------
  Total...................................................  $6,547   $3,157
                                                            ======   ======



     Reinsurance recoverable balances are stated net of allowances for uncollectible balances, which are immaterial. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with reinsurers. The Company also monitors ratings and evaluates the financial strength of the Company's reinsurers by

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

analyzing their financial statements. Recoverability of reinsurance recoverable balances is evaluated based on these analyses.

     Included in the reinsurance recoverables are $3.9 billion and $3.4 billion at December 31, 2008 and 2007, respectively, related to reinsurance recoverable on the run-off of long-term care business originally written by the Company and $1.1 billion and $1.2 billion at December 31, 2008 and 2007, respectively, related to reinsurance recoverable on the run-off of worker's compensation business originally written by the Company.

     The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. At December 31, 2008, the Company has $3,481 million of unaffiliated reinsurance recoverable balances secured by funds held in trust as collateral, $98 million of unaffiliated reinsurance recoverable balances secured by funds withheld accounts and $5 million of unaffiliated reinsurance recoverable balances secured through irrevocable letters of credit issued by various financial institutions. All of the affiliated reinsurance recoverable balances are secured by funds withheld accounts, funds held in trust as collateral or irrevocable letters of credit issued by various financial institutions.

     The Company's five largest unaffiliated reinsurers account for $5,196 million, or 94%, of its total unaffiliated reinsurance recoverable balance of $5,526 million at December 31, 2008. Of these reinsurance recoverable balances, $3,451 million were secured by funds held in trust as collateral and $98 million were secured by funds withheld accounts.

     Reinsurance balances payable to unaffiliated reinsurers, included in other liabilities, were $173 million and $128 million at December 31, 2008 and 2007, respectively. Reinsurance balances payable to affiliated reinsurers, included in other liabilities, were $2.5 billion and $1.7 billion at December 31, 2008 and 2007, respectively.

     The Company has reinsurance agreements with MetLife and certain of its subsidiaries, including MLIC, MetLife Reinsurance Company of South Carolina, Exeter Reassurance Company, Ltd. ("Exeter"), General American Life Insurance Company ("GALIC") and MetLife Reinsurance Company of Vermont ("MRV"). The Company had reinsurance agreements with Mitsui Sumitomo MetLife Insurance Co., Ltd., an affiliate; however, effective December 31, 2008 this arrangement was modified via a novation as explained in detail below. The Company also has reinsurance agreements with Reinsurance Group of America, Incorporated, ("RGA"), a former affiliate, which was split-off from MetLife in September 2008. The table below includes amounts related to transactions with RGA through the date of the split-off.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table reflects related party reinsurance information:

                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2008   2007   2006
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Assumed premiums.......................................  $ 15   $ 17   $ 21
Assumed fees, included in universal life and
  investment-type product policy fees..................  $197   $119   $ 65
Assumed benefits, included in policyholder benefits and
  claims...............................................  $ 19   $ 18   $ 11
Assumed benefits, included in interest credited to
  policyholder account balances........................  $ 57   $ 53   $ 49
Assumed acquisition costs, included in other expenses..  $ 97   $ 39   $ 58
Ceded premiums.........................................  $125   $ 32   $ 21
Ceded fees, included in universal life and investment-
  type product policy fees.............................  $352   $216   $130
Amortization of unearned revenue associated with
  experience refund, included in universal life and
  investment-type product policy fees..................  $ 38   $ --   $ --
Income from deposit contracts, included in other
  revenues.............................................  $ 83   $ 85   $ 68
Ceded benefits, included in policyholder benefits and
  claims...............................................  $321   $ 95   $ 86
Ceded benefits, included in interest credited to
  policyholder account balances........................  $ 22   $ --   $ --
Interest costs on ceded reinsurance, included in other
  expenses.............................................  $ 75   $ 33   $ 77


     The Company had assumed, under a reinsurance contract, risks related to guaranteed minimum benefit riders issued in connection with certain variable annuity products from a joint venture owned by an affiliate of the Company. These risks were retroceded in full to another affiliate under a retrocessional agreement resulting in no impact on net investment gains (losses). Effective December 31, 2008, the retrocession was recaptured by the Company and a novation agreement was executed whereby, the affiliated retrocessionaire assumed the business directly from the joint venture. As a result of this recapture and the related novation, the Company no longer assumes from the joint venture or cedes to the affiliate any risks related to these guaranteed minimum benefit riders. Upon the recapture and simultaneous novation, the embedded derivative asset of approximately $626 million associated with the retrocession was settled by transferring the embedded derivative liability associated with the assumption from the joint venture to the new reinsurer. As per the terms of the recapture and novation agreement, the amounts were offset resulting in no net gain or loss.

     The embedded derivatives assumed are included within policyholder account balances and were liabilities of $97 million at December 31, 2007. For the years ended December 31, 2008, 2007 and 2006 net investment gains (losses) included $170 million, ($113) million, and $57 million, respectively, in changes in fair value of such embedded derivatives. The embedded derivatives associated with the retrocession are included within premiums and other receivables at December 31, 2007. The assumption was offset by the retrocession resulting in no net impact on net investment gains (losses).

     The Company has also ceded risks to another affiliate related to guaranteed minimum benefit riders written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are also included within net investment gains (losses). The embedded derivatives associated with the cessions are included within premiums and other receivables and were assets of $2,042 million and $239 million at December 31, 2008 and 2007, respectively. For the years ended December 31, 2008, 2007 and 2006 net investment gains (losses) included $1,763 million, $276 million and ($31) million, respectively, in changes in fair value of such embedded derivatives.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Effective December 20, 2007, MLI-USA recaptured two ceded blocks of business (the "Recaptured Business") from Exeter. The Recaptured Business consisted of two blocks of universal life secondary guarantee risk, one assumed from GALIC, and the other written by MLI-USA. As a result of the recapture, MLI-USA received $258 million of assets from Exeter, reduced receivables from affiliates, included in premiums and other receivables, by $112 million and reduced other assets by $124 million. The recapture resulted in a pre-tax gain of $22 million for the year ended December 31, 2007. Concurrent with the recapture, the same business was ceded to MRV. The cession does not transfer risk to MRV and is therefore accounted for under the deposit method. MLI-USA transferred $258 million of assets to MRV as a result of this cession, and recorded a receivable from affiliates, included in premiums and other receivables, of $258 million at December 31, 2007.

     Effective December 31, 2007, MLI-USA entered into a reinsurance agreement to cede two blocks of business to MRV, on a 90% coinsurance funds withheld basis. This agreement covered certain term and certain universal life policies issued in 2007 and 2008 by MLI-USA. This agreement transfers risk to MRV, and therefore, is accounted for as reinsurance. As a result of the agreement, DAC decreased $136 million, affiliated reinsurance recoverables, included in premiums and other receivables, increased $326 million, MLI-USA recorded a funds withheld liability for $223 million, included in other liabilities, and unearned revenue, included in other policyholder funds, was reduced by $33 million at December 31, 2007. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at fair value on the Company's consolidated balance sheet. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and reduced the funds withheld balance by $27 million at December 31, 2008. The change in fair value of the embedded derivative, included in net investment gains (losses), was $27 million for the year ended December 31, 2008. The reinsurance agreement also includes an experience refund provision whereby some or all of the profits on the underlying reinsurance agreement are returned to MLI-USA from MRV during the first several years of the reinsurance agreement. During 2008, the experience refund reduced the funds withheld by MLI-USA from MRV by $259 million and are considered unearned revenue and amortized over the life of the contract using the same assumption basis as the deferred acquisition cost in the underlying policies. During 2008 the amortization of the unearned revenue associated with the experience refund was $38 million and is included in universal life and investment-type product policy fees in the consolidated statement of income. At December 31, 2008 the unearned revenue relating to the experience refund was $221 million and is included in other policyholder funds in the consolidated balance sheet.

     On December 1, 2006, the Company acquired a block of structured settlement business from Texas Life Insurance Company ("Texas Life"), a wholly-owned subsidiary of MetLife, through an assumptive reinsurance agreement. This transaction increased future policy benefits of the Company by $1.3 billion and decreased deferred income tax liabilities by $142 million at December 31, 2006. During the year ended December 31, 2007, the receivable from Texas Life related to premiums and other considerations of $1.2 billion held at December 31, 2006 was settled with $901 million of cash and $304 million of fixed maturity securities.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

8.  DEBT

     Long-term -- affiliated debt and short-term debt outstanding is as follows:

                                                              DECEMBER 31,
                                                             -------------
                                                              2008    2007
                                                             ------   ----
                                                             (IN MILLIONS)
Surplus notes, interest rate 8.595%, due 2038..............  $  750   $ --
Surplus notes, interest rate 7.349%, due 2035..............      --    400
Surplus notes, interest rate LIBOR plus 1.15%, maturity
  date 2009................................................     200    200
Surplus notes, interest rate 5%, due upon request..........      --     25
Surplus notes, interest rate LIBOR plus 0.75%, due upon
  request..................................................      --     10
                                                             ------   ----
Total long-term debt -- affiliated.........................     950    635
Total short-term debt......................................     300     --
                                                             ------   ----
  Total....................................................  $1,250   $635
                                                             ======   ====



     In April 2008, the Company issued a surplus note with a principal amount of $750 million and an interest rate of 8.595%, to MetLife Capital Trust X ("Trust X"), an affiliate.

     MetLife Credit Corporation, an affiliate, is the holder of a surplus note issued by the Company during the fourth quarter of 2007 in the amount of $200 million at December 31, 2007.

     MetLife was the holder of a surplus note issued by MLI-USA in the amount of $400 million at December 31, 2007. In June 2008, with approval from the Delaware Commissioner of Insurance ("Delaware Commissioner"), MLI-USA repaid this surplus note of $400 million with accrued interest of $5 million.

     MLIG was the holder of two surplus notes issued by MLI-USA in the amounts of $25 million and $10 million at December 31, 2007. In June 2008, with approval from the Delaware Commissioner, MLI-USA repaid these surplus notes of $25 million and $10 million.

     The aggregate maturities of long-term debt at December 31, 2008 are $200 million in 2009 and $750 million in 2038.

     Interest expense related to the Company's indebtedness, included in other expenses, was $72 million, $33 million and $31 million for the years ended December 31, 2008, 2007 and 2006, respectively.

     Payments of interest and principal on these outstanding surplus notes may be made only with the prior approval of the insurance department of the state of domicile.

  SHORT-TERM DEBT

     At December 31, 2008, short-term debt was $300 million, which consisted of the Company's liability for borrowings from the FHLB of Boston with original maturities of less than one year. At December 31, 2007, the Company did not have any short-term debt. During the year ended December 31, 2008, the weighed average interest rate on short-term debt was 2.75% and the average daily balance of short-term debt was $67 million. Short-term debt was outstanding during the year ended December 31, 2008 for an average of 81 days.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

9.  INCOME TAX

     The provision for income tax from continuing operations is as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                         2008     2007     2006
                                                        ------   ------   ------
                                                              (IN MILLIONS)
Current:
  Federal............................................    $(50)    $  9     $ 18
  State and local....................................      (2)       4       --
  Foreign............................................      --        1       --
                                                         ----     ----     ----
  Subtotal...........................................     (52)      14       18
                                                         ----     ----     ----
Deferred:
  Federal............................................    $260     $306     $212
  State and local....................................      --       --       (2)
  Foreign............................................      (5)     (17)      --
                                                         ----     ----     ----
  Subtotal...........................................     255      289      210
                                                         ----     ----     ----
Provision for income tax.............................    $203     $303     $228
                                                         ====     ====     ====



     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations is as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                         2008     2007     2006
                                                        ------   ------   ------
                                                              (IN MILLIONS)
Tax provision at U.S. statutory rate.................    $273     $365     $288
Tax effect of:
  Tax-exempt investment income.......................     (65)     (65)     (62)
  Prior year tax.....................................      (4)       9       (9)
  Foreign tax rate differential and change in
     valuation allowance.............................      --       (7)      12
  State tax, net of federal benefit..................      (1)       3       --
  Other, net.........................................      --       (2)      (1)
                                                         ----     ----     ----
Provision for income tax.............................    $203     $303     $228
                                                         ====     ====     ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                              DECEMBER 31,
                                                           -----------------
                                                             2008      2007
                                                           -------   -------
                                                             (IN MILLIONS)
Deferred income tax assets:
  Benefit, reinsurance and other reserves................  $ 1,548   $ 1,929
  Net unrealized investment losses.......................    1,447       195
  Capital loss carryforwards.............................      269       150
  Net operating loss carryforwards.......................       94        42
  Tax credits............................................       45        20
  Operating lease reserves...............................        8        13
  Investments............................................       --        54
  Other..................................................       24        13
                                                           -------   -------
                                                             3,435     2,416
                                                           -------   -------
Deferred income tax liabilities:
  Investments, including derivatives.....................     (113)       --
  DAC and VOBA...........................................   (1,479)   (1,570)
                                                           -------   -------
                                                            (1,592)   (1,570)
                                                           -------   -------
Net deferred income tax asset............................  $ 1,843   $   846
                                                           =======   =======



     Domestic net operating loss carryforwards amount to $214 million at December 31, 2008 and will expire beginning in 2025. Foreign net operating loss carryforwards amount to $69 million at December 31, 2008 with indefinite expiration. Capital loss carryforwards amount to $768 million at December 31, 2008 and will expire beginning in 2010. Tax credit carryforwards amount to $45 million at December 31, 2007.

     The Company has not recorded a valuation allowance against the deferred tax asset of $1,447 million recognized in connection with unrealized losses at December 31, 2008. The Company has the intent and ability to hold such securities until their recovery or maturity and the Company has available to it tax-planning strategies that include sources of future taxable income against which such losses could be offset.

     The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. With a few exceptions, the Company is no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years prior to 2003 and is no longer subject to foreign income tax examinations for the years prior to 2006.

     The adoption of FIN 48 did not have a material impact on the Company's consolidated financial statements. The Company reclassified, at adoption, $64 million of deferred income tax liabilities, for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility, to the liability for unrecognized tax benefits. Because of the impact of deferred tax accounting, other than interest and penalties, the disallowance of the shorter deductibility period would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority to an earlier period. The total amount of unrecognized tax benefits at January 1, 2007 that would affect the effective tax rate, if recognized, was $5 million. The Company also had less than $1 million of accrued interest, included within other liabilities, at January 1, 2007. The Company classifies interest accrued related to unrecognized tax benefits in interest expense, while penalties are included within income tax expense.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     At December 31, 2007, the Company's total amount of unrecognized tax benefits was $53 million and there were no amounts of unrecognized tax benefits that would affect the effective tax rate, if recognized. The total amount of unrecognized tax benefit decreased by $11 million from the date of adoption primarily due to a settlement reached with the Internal Revenue Service ("IRS") with respect to a post-sale purchase price adjustment. As a result of the settlement, an item within the liability for unrecognized tax benefits, in the amount of $6 million, was reclassified to deferred income taxes.

     At December 31, 2008, the Company's total amount of unrecognized tax benefits is $48 million and there are no amounts of unrecognized tax benefits that would affect the effective tax rate, if recognized. The Company does not anticipate any material change in the total amount of unrecognized tax benefits over the ensuing 12 month period.

     A reconciliation of the beginning and ending amount of unrecognized tax benefits, for the years ended December 31, 2008 and 2007, is as follows:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2008   2007
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Balance at beginning of the period...........................   $53    $64
Reductions for tax positions of prior years..................    --     (2)
Additions for tax positions of current year..................     2      5
Reductions for tax positions of current year.................    (7)    (8)
Settlements with tax authorities.............................    --     (6)
                                                                ---    ---
Balance at end of the period.................................   $48    $53
                                                                ===    ===



     During the year ended December 31, 2007, the Company recognized $2 million in interest expense associated with the liability for unrecognized tax benefits. At December 31, 2007, the Company had $3 million of accrued interest associated with the liability for unrecognized tax benefits, an increase of $2 million from the date of adoption.

     During the year ended December 31, 2008, the Company recognized $1 million in interest expense associated with the liability for unrecognized tax benefits. At December 31, 2008, the Company had $4 million of accrued interest associated with the liability for unrecognized tax benefits, an increase of $1 million from December 31, 2007.

     On September 25, 2007, the IRS issued Revenue Ruling 2007-61, which announced its intention to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that would have changed accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For both years ended December 31, 2008 and 2007, the Company recognized an income tax benefit of $64 million related to the separate account DRD.

     The Company will file a consolidated tax return with its includable subsidiaries. Non-includable subsidiaries file either separate individual corporate tax returns or separate consolidated tax returns. Under the tax allocation agreement, the federal income tax will be allocated between the companies on a separate return basis and adjusted for credits and other amounts required by such tax allocation agreement.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Pursuant to IRS rules, the Company is excluded from MetLife's life/non-life consolidated federal tax return for the five years subsequent to MetLife's July 2005 acquisition of the Company. In 2011, the Company is expected to join the consolidated return and become a party to the MetLife tax sharing agreement. Accordingly, the Company's losses will be eligible to be included in the consolidated return and the resulting tax savings to MetLife will generate a payment to the Company for the losses used.

10.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

  LITIGATION

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrate to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value. Thus, unless stated below, the specific monetary relief sought is not noted.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be inherently impossible to ascertain with any degree of certainty. Inherent uncertainties can include how fact finders will view individually and in their totality documentary evidence, the credibility and effectiveness of witnesses' testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Estimates of possible losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2008.

     The Company has faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to vigorously defend against the claims in all pending matters. Some sales practices claims have been resolved through settlement. Other sales practices claims have been won by dispositive motions or have gone to trial. Most of the current cases seek substantial damages, including in some cases punitive and treble damages and attorneys' fees. Additional litigation relating to the Company's marketing and sales of individual life insurance, annuities, mutual funds or other products may be commenced in the future.

     Travelers Ins. Co., et al. v. Banc of America Securities LLC (S.D.N.Y., filed December 13, 2001). On January 6, 2009, after a jury trial, the district court entered a judgment in favor of The Travelers Insurance Company, now known as MetLife Insurance Company of Connecticut, in the amount of approximately $42 million in connection with securities and common law claims against the defendant. The defendant has filed a post judgment motion seeking a judgment in its favor or, in the alternative, a new trial. If this motion is denied, the defendant will

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


likely file an appeal. As it is possible that the judgment could be affected during the post judgment motion practice or upon appeal, and the Company has not collected any portion of the judgment, the Company has not recognized any award amount in its consolidated financial statements.

     Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assets and liabilities held for insolvency assessments are as follows:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2008   2007
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Other Assets:
  Premium tax offset for future undiscounted assessments.....   $ 6    $ 8
  Premium tax offsets currently available for paid
     assessments.............................................     1      1
                                                                ---    ---
                                                                $ 7    $ 9
                                                                ===    ===
Other Liabilities:
  Insolvency assessments.....................................   $10    $17
                                                                ===    ===



     Assessments levied against the Company were less than $1 million for each of the years ended December 31, 2008, 2007 and 2006.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

COMMITMENTS

  LEASES

     The Company, as lessee, has entered into lease agreements for office space. Future sublease income is projected to be insignificant. Future minimum rental income and minimum gross rental payments relating to these lease agreements are as follows:

                                                                      GROSS
                                                           RENTAL    RENTAL
                                                           INCOME   PAYMENTS
                                                           ------   --------
                                                             (IN MILLIONS)
2009.....................................................    $ 3       $ 7
2010.....................................................    $ 3       $ 6
2011.....................................................    $ 3       $ 5
2012.....................................................    $ 3       $--
2013.....................................................    $ 3       $--
Thereafter...............................................    $77       $--


  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $1.6 billion and $1.4 billion at December 31, 2008 and 2007, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $231 million and $626 million at December 31, 2008 and 2007, respectively.

  COMMITMENTS TO FUND BANK CREDIT FACILITIES AND PRIVATE CORPORATE BOND INVESTMENTS

     The Company commits to lend funds under bank credit facilities and private corporate bond investments. The amounts of these unfunded commitments were $332 million and $488 million at December 31, 2008 and 2007, respectively.

  OTHER COMMITMENTS

     The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At December 31, 2008 and 2007, the Company had agreed to fund up to $135 million and $60 million, respectively, of cash upon request by these affiliates and had transferred collateral consisting of various securities with a fair market value of $160 million and $73 million, respectively, to custody accounts to secure the notes. Each of these affiliates is permitted by contract to sell or repledge this collateral.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, such as in the case of MetLife International Insurance Company, Ltd. ("MLII"), a former affiliate, discussed below, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

     The Company has provided a guarantee on behalf of MLII that is triggered if MLII cannot pay claims because of insolvency, liquidation or rehabilitation. During the second quarter of 2007, MLII was sold to a third party. Life insurance coverage in-force, representing the maximum potential obligation under this guarantee, was $347 million and $434 million at December 31, 2008 and 2007, respectively. The Company does not have any collateral related to this guarantee, but has recorded a liability of $1 million that was based on the total account value of the guaranteed policies plus the amounts retained per policy at December 31, 2008 and 2007, respectively. The remainder of the risk was ceded to external reinsurers.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     In connection with synthetically created investment transactions, the Company writes credit default swap obligations that generally require payment of principal outstanding due in exchange for the referenced credit obligation. If a credit event, as defined by the contract, occurs the Company's maximum amount at risk, assuming the value of all referenced credits obligations is zero, was $277 million at December 31, 2008. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2008, the Company would have paid $3 million to terminate all of these contracts.

     See also Note 3 for disclosures related to credit default swap obligations.

11.  EMPLOYEE BENEFIT PLANS

     Subsequent to MetLife's acquisition of MICC on July 1, 2005, the Company became a participating affiliate in qualified and non-qualified, noncontributory defined benefit pension and other postretirement plans sponsored by MLIC. Employees were credited with prior service recognized by Citigroup, solely (with regard to pension purposes) for the purpose of determining eligibility and vesting under the Metropolitan Life Retirement Plan for United States Employees (the "Plan"), a noncontributory qualified defined benefit pension plan, with respect to benefits earned under the Plan subsequent to July 1, 2005. Net periodic expense related to these plans was based on the employee population at the beginning of the year. During 2006, the employees of the Company were transferred to MetLife Group, Inc., a wholly-owned subsidiary of MetLife ("MetLife Group"), therefore no pension expense was allocated to the Company for the years ended December 31, 2008 and 2007. Pension expense of $8 million related to the MLIC plans was allocated to the Company for the year ended December 31, 2006.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

12.  EQUITY

  COMMON STOCK

     The Company has 40,000,000 authorized shares of common stock, 34,595,317 shares of which are outstanding at December 31, 2008. Of such outstanding shares, 30,000,000 shares are owned directly by MetLife and the remaining shares are owned by MLIG.

  STATUTORY EQUITY AND INCOME

     Each insurance company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. MICC and MLI-USA each exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC has adopted the Codification of Statutory Accounting Principles ("Codification"). Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Connecticut Insurance Department and the Delaware Department of Insurance have adopted Codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in Connecticut and Delaware, respectively. Modifications by the various state insurance departments may impact the effect of Codification on the statutory capital and surplus of MICC and MLI-USA.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within a year.

     MICC, domiciled in Connecticut, and MLI-USA, domiciled in Delaware, applied to their respective state insurance regulators and were permitted to admit the lesser of the amount of deferred tax asset expected to be realized within three years of the balance sheet date or 15% of statutory capital and surplus for the most recently filed statement with the domiciliary state commissioner. The NAIC statutory accounting principles currently admit the lesser of the amount of deferred tax asset expected to be realized within one year of the balance sheet date or 10% of the statutory capital and surplus for the most recently filed statement with the domiciliary state commissioner. As a result of the relief, the minimum statutory capital requirement was reduced by $396 million and $17 million for MICC and MLI-USA, respectively, as of December 31, 2008.

     Statutory net income of MICC, a Connecticut domiciled insurer, was $242 million, $1.1 billion and $856 million for the years ended December 31, 2008, 2007 and 2006, respectively. Statutory capital and surplus, as filed with the Connecticut Insurance Department, was $5.5 billion and $4.2 billion at December 31, 2008 and 2007, respectively.

     Statutory net loss of MLI-USA, a Delaware domiciled insurer, was $482 million, $1.1 billion and $116 million for the years ended December 31, 2008, 2007 and 2006, respectively. Statutory capital and surplus, as filed with the Delaware Insurance Department, was $761 million and $584 million at December 31, 2008 and 2007, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  DIVIDEND RESTRICTIONS

     Under Connecticut State Insurance Law, MICC is permitted, without prior insurance regulatory clearance, to pay shareholder dividends to its parent as long as the amount of such dividends, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. MICC will be permitted to pay a cash dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance ("Connecticut Commissioner") and the Connecticut Commissioner does not disapprove the payment within 30 days after notice. In addition, any dividend that exceeds earned surplus (unassigned funds, reduced by 25% of unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Connecticut Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. The Connecticut State Insurance Law requires prior approval for any dividends for a period of two years following a change in control. In the third quarter of 2006, after receiving regulatory approval from the Connecticut Commissioner, MICC paid a $917 million dividend. Of that amount, $259 million was a return of capital. In the fourth quarter of 2007, MICC paid a dividend of $690 million. Of that amount, $404 million was a return of capital as approved by the insurance regulator. For the year ended December 31, 2008, MICC paid a dividend of $500 million. During 2009, MICC is permitted to pay, without regulatory approval, a dividend of $714 million.

     Under Delaware State Insurance Law, MLI-USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to its parent as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or
(ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). MLI-USA will be permitted to pay a cash dividend to MICC in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as unassigned funds) as of the last filed annual statutory statement requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. MLI-USA did not pay dividends for the years ended December 31, 2008, 2007 and 2006. Because MLI-USA's statutory unassigned funds surplus is negative, MLI-USA cannot pay any dividends without prior approval of the Delaware Commissioner in 2009.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2008, 2007 and 2006 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior years:

                                                        YEARS ENDED DECEMBER
                                                                31,
                                                      -----------------------
                                                        2008     2007    2006
                                                      -------   -----   -----
                                                           (IN MILLIONS)
Holding gains (losses) on investments arising during
  the year..........................................  $(5,022)  $(358)  $(434)
Income tax effect of holding gains (losses).........    1,760     122     147
  Reclassification adjustments:
  Recognized holding (gains) losses included in
     current year income............................      674     260     487
  Amortization of premiums and accretion of
     discounts associated with investments..........      (48)     --      60
  Income tax effect.................................     (220)    (88)   (186)
Allocation of holding gains on investments relating
  to other policyholder amounts.....................      823      27      42
Income tax effect of allocation of holding gains to
  other policyholder amounts........................     (288)    (10)    (14)
                                                      -------   -----   -----
Net unrealized investment gains (losses), net of
  income tax........................................   (2,321)    (47)    102
Foreign currency translation adjustment.............     (166)     12      (2)
                                                      -------   -----   -----
Other comprehensive income (loss)...................  $(2,487)  $ (35)  $ 100
                                                      =======   =====   =====



13.  OTHER EXPENSES

     Information on other expenses is as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                       2008     2007     2006
                                                      ------   ------   ------
                                                            (IN MILLIONS)
Compensation........................................  $  119   $  125   $  134
Commissions.........................................     733      633      712
Interest and debt issue costs.......................      74       35       31
Amortization of DAC and VOBA........................   1,163      740      488
Capitalization of DAC...............................    (835)    (682)    (721)
Rent, net of sublease income........................       4        5       11
Minority interest...................................      --       --       26
Insurance tax.......................................      38       44       42
Other...............................................     637      546      450
                                                      ------   ------   ------
Total other expenses................................  $1,933   $1,446   $1,173
                                                      ======   ======   ======



  Amortization and Capitalization of DAC and VOBA

     See Note 4 for deferred acquisition costs by segment and a rollforward of deferred acquisition costs including impacts of amortization and capitalization.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Affiliated Expenses

     See Notes 7, 8 and 17 for discussion of affiliated expenses included in the table above.

14.  BUSINESS SEGMENT INFORMATION

     The Company has two operating segments, Individual and Institutional, as well as Corporate & Other. These segments are managed separately because they either provide different products and services, require different strategies or have different technology requirements.

     Individual offers a wide variety of protection and asset accumulation products, including life insurance, annuities and mutual funds. Institutional offers a broad range of group insurance and retirement & savings products and services, including group life insurance and other insurance products and services. Corporate & Other contains the excess capital not allocated to the business segments, various domestic and international start-up entities and run-off business, the Company's ancillary international operations, interest expense related to the majority of the Company's outstanding debt, expenses associated with certain legal proceedings and the elimination of intersegment transactions.

     Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife's businesses. As a part of the economic capital process, a portion of net investment income is credited to the segments based on the level of allocated equity.

     Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2008, 2007 and 2006. The accounting policies of the segments are the same as those of the Company, except for the method of capital allocation and the accounting for gains (losses) from intercompany sales, which are eliminated in consolidation. The Company allocates equity to each segment based upon the economic capital model used by MetLife that allows MetLife and the Company to effectively manage their capital. The Company evaluates the performance of each segment based upon net income excluding net investment gains (losses), net of income tax, and adjustments related to net investment gains (losses), net of income tax.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

FOR THE YEAR ENDED                                                         CORPORATE &
DECEMBER 31, 2008                             INDIVIDUAL   INSTITUTIONAL      OTHER        TOTAL
--------------------------------------------  ----------   -------------   -----------   --------
                                                                 (IN MILLIONS)
STATEMENT OF INCOME:
REVENUES
Premiums....................................    $   200       $   423        $    11     $    634
Universal life and investment- type product
  policy fees...............................      1,334            41              3        1,378
Net investment income.......................      1,097         1,343             54        2,494
Other revenues..............................        214            10              6          230
Net investment gains (losses)...............        850          (518)           217          549
                                                -------       -------        -------     --------
  Total revenues............................      3,695         1,299            291        5,285
                                                -------       -------        -------     --------
EXPENSES
Policyholder benefits and claims............        567           850             29        1,446
Interest credited to policyholder account
  balances..................................        702           449            (21)       1,130
Other expenses..............................      1,780            46            107        1,933
                                                -------       -------        -------     --------
  Total expenses............................      3,049         1,345            115        4,509
                                                -------       -------        -------     --------
Income (loss) from continuing operations
  before provision (benefit) for income
  tax.......................................        646           (46)           176          776
Provision (benefit) for income tax..........        224           (17)            (4)         203
                                                -------       -------        -------     --------
Net income (loss)...........................    $   422       $   (29)       $   180     $    573
                                                =======       =======        =======     ========
BALANCE SHEET:
Total assets................................    $69,335       $29,224        $13,465     $112,024
DAC and VOBA................................    $ 5,425       $     8        $     7     $  5,440
Goodwill....................................    $   236       $   312        $   405     $    953
Separate account assets.....................    $34,494       $ 1,398        $    --     $ 35,892
Policyholder liabilities....................    $29,146       $25,107        $ 5,220     $ 59,473
Separate account liabilities................    $34,494       $ 1,398        $    --     $ 35,892

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

FOR THE YEAR ENDED                                                         CORPORATE &
DECEMBER 31, 2007                             INDIVIDUAL   INSTITUTIONAL      OTHER        TOTAL
--------------------------------------------  ----------   -------------   -----------   --------
                                                                 (IN MILLIONS)
STATEMENT OF INCOME:
REVENUES
Premiums....................................    $   295       $    34        $    24     $    353
Universal life and investment-type product
  policy fees...............................      1,370            39              2        1,411
Net investment income.......................      1,090         1,510            293        2,893
Other revenues..............................        237            14             --          251
Net investment gains (losses)...............        116          (263)             5         (142)
                                                -------       -------        -------     --------
  Total revenues............................      3,108         1,334            324        4,766
                                                -------       -------        -------     --------
EXPENSES
Policyholder benefits and claims............        479           466             33          978
Interest credited to policyholder account
  balances..................................        661           638             --        1,299
Other expenses..............................      1,329            50             67        1,446
                                                -------       -------        -------     --------
     Total expenses.........................      2,469         1,154            100        3,723
                                                -------       -------        -------     --------
Income from continuing operations before
  provision for income tax..................        639           180            224        1,043
Provision for income tax....................        227            60             16          303
                                                -------       -------        -------     --------
Income from continuing operations...........        412           120            208          740
Income from discontinued operations, net of
  income tax................................         --             4             --            4
                                                -------       -------        -------     --------
Net income..................................    $   412       $   124        $   208     $    744
                                                =======       =======        =======     ========
BALANCE SHEET:
Total assets................................    $82,214       $35,154        $11,193     $128,561
DAC and VOBA................................    $ 4,930       $    16        $     2     $  4,948
Goodwill....................................    $   236       $   312        $   405     $    953
Separate account assets.....................    $51,398       $ 2,469        $    --     $ 53,867
Policyholder liabilities....................    $24,122       $26,113        $ 4,933     $ 55,168
Separate account liabilities................    $51,398       $ 2,469        $    --     $ 53,867

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

FOR THE YEAR ENDED                                                          CORPORATE &
DECEMBER 31, 2006                              INDIVIDUAL   INSTITUTIONAL      OTHER       TOTAL
---------------------------------------------  ----------   -------------   -----------   ------
                                                                 (IN MILLIONS)
STATEMENT OF INCOME:
REVENUES
Premiums.....................................    $  218         $   65          $ 25      $  308
Universal life and investment- type product
  policy fees................................     1,244             24            --       1,268
Net investment income........................       985          1,449           405       2,839
Other revenues...............................       195             15             2         212
Net investment gains (losses)................      (194)          (282)          (45)       (521)
                                                 ------         ------          ----      ------
  Total revenues.............................     2,448          1,271           387       4,106
                                                 ------         ------          ----      ------
EXPENSES
Policyholder benefits and claims.............       315            450            27         792
Interest credited to policyholder account
  balances...................................       669            647            --       1,316
Other expenses...............................     1,045             16           112       1,173
                                                 ------         ------          ----      ------
  Total expenses.............................     2,029          1,113           139       3,281
                                                 ------         ------          ----      ------
Income from continuing operations before
  provision for income tax...................       419            158           248         825
Provision for income tax.....................       145             55            28         228
                                                 ------         ------          ----      ------
Net income...................................    $  274         $  103          $220      $  597
                                                 ======         ======          ====      ======



     Net investment income and net investment gains (losses) are based upon the actual results of each segment's specifically identifiable asset portfolio adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

     Revenues derived from any customer did not exceed 10% of consolidated revenues for the years ended December 31, 2008, 2007 and 2006. Revenues from U.S. Operations were $4.9 billion for the year ended December 31, 2008, which represented 92% of consolidated revenues. Substantially all of the Company's revenues originated in the U.S. for both years ended December 31, 2007 and 2006.

15.  DISCONTINUED OPERATIONS

     The Company actively manages its real estate portfolio with the objective of maximizing earnings through selective acquisitions and dispositions. Income related to real estate classified as held-for-sale or sold is presented in discontinued operations. These assets are carried at the lower of depreciated cost or estimated fair value less expected disposition costs. There was no carrying value of real estate related to discontinued operations at both December 31, 2008 and 2007.

     The Company had no discontinued operations for the year ended December 31, 2008. In the Institutional segment, the Company had net investment income of $1 million, net investment gains of $5 million and income tax of $2 million related to discontinued operations resulting in income from discontinued operations of $4 million, net of income tax, for the year ended December 31, 2007. The Company had $1 million of investment income and $1 million of investment expense resulting in no change to net investment income for the year ended December 31, 2006.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

16.  FAIR VALUE

FAIR VALUE OF FINANCIAL INSTRUMENTS

     As described in Note 1, the Company prospectively adopted the provisions of SFAS 157 effective January 1, 2008. As a result, the methodologies used to determine the estimated fair value for certain financial instruments at December 31, 2008 may have been modified from those utilized at December 31, 2007, which, while being deemed appropriate under existing accounting guidance, may not have produced an exit value as defined in SFAS 157. Accordingly, the estimated fair value of financial instruments, and the description of the methodologies used to derive those estimated fair values, are presented separately at December 31, 2007 and December 31, 2008. Considerable judgment is often required in interpreting market data to develop estimates of fair value and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

     Amounts related to the Company's financial instruments are as follows:

                                                   NOTIONAL   CARRYING    ESTIMATED
DECEMBER 31, 2007                                   AMOUNT      VALUE    FAIR VALUE
-----------------                                  --------   --------   ----------
                                                             (IN MILLIONS)
Assets:
  Fixed maturity securities......................              $45,671     $45,671
  Equity securities..............................              $   952     $   952
  Mortgage and consumer loans....................              $ 4,404     $ 4,407
  Policy loans...................................              $   913     $   913
  Short-term investments.........................              $ 1,335     $ 1,335
  Cash and cash equivalents......................              $ 1,774     $ 1,774
  Accrued investment income......................              $   637     $   637
Liabilities:
  Policyholder account balances..................              $28,056     $27,651
  Long-term debt.................................              $   635     $   609
  Payables for collateral under securities loaned
     and other transactions......................              $10,471     $10,471
Commitments: (1)
  Mortgage loan commitments......................    $626      $    --     $   (11)
  Commitments to fund bank credit facilities and
     private corporate bond investments..........    $488      $    --     $   (31)


--------

   (1) Commitments are off-balance sheet obligations. Negative estimated fair values represent off-balance sheet liabilities.

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

     Fixed Maturity Securities and Equity Securities -- The estimated fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of estimated fair values is based on: (i) market standard valuation methodologies;
(ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


estimating fair value include; coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities.

     Mortgage and Consumer Loans, Mortgage Loan Commitments and Commitments to Fund Bank Credit Facilities and Private Corporate Bond Investments -- Fair values for mortgage and consumer loans are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments and commitments to fund bank credit facilities and private corporate bond investments the estimated fair value is the net premium or discount of the commitments.

     Policy Loans -- The estimated fair values for policy loans approximate carrying values.

     Cash and Cash Equivalents and Short-term Investments -- The estimated fair values for cash and cash equivalents and short-term investments approximate carrying values due to the short-term maturities of these instruments.

     Accrued Investment Income -- The estimated fair value for accrued investment income approximates carrying value.

     Policyholder Account Balances -- The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The estimated fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender value.

     Affiliated Long-term Debt -- The estimated fair values of affiliated long-term debt are determined by discounting expected future cash flows using risk rates currently available for debt with similar terms and remaining maturities.

     Payables for Collateral Under Securities Loaned and Other
Transactions -- The estimated fair value for payables for collateral under securities loaned and other transactions approximates carrying value.

     Derivative Financial Instruments -- The estimated fair value of derivative financial instruments, including financial futures, financial forwards, interest rate, credit default and foreign currency swaps, foreign currency forwards, caps, floors, and options are based upon quotations obtained from dealers or other reliable sources. See Note 3 for derivative fair value disclosures.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                         NOTIONAL   CARRYING    ESTIMATED
DECEMBER 31, 2008                                         AMOUNT      VALUE    FAIR VALUE
-----------------                                        --------   --------   ----------
                                                                   (IN MILLIONS)
Assets:
  Fixed maturity securities............................              $34,846     $34,846
  Equity securities....................................              $   474     $   474
  Trading securities...................................              $   232     $   232
  Mortgage and consumer loans..........................              $ 4,447     $ 4,252
  Policy loans.........................................              $ 1,192     $ 1,296
  Real estate joint ventures (1).......................              $    92     $   103
  Other limited partnership interests (1)..............              $   189     $   247
  Short-term investments...............................              $ 3,127     $ 3,127
  Other invested assets (2)............................   $21,395    $ 2,258     $ 2,258
  Cash and cash equivalents............................              $ 5,656     $ 5,656
  Accrued investment income............................              $   487     $   487
  Premiums and other receivables (1)...................              $ 3,171     $ 2,700
  Net embedded derivatives within asset host contracts
     (3)...............................................              $ 2,062     $ 2,062
  Separate account assets..............................              $35,892     $35,892
Liabilities:
  Policyholder account balances (1)....................              $26,316     $23,937
  Short-term debt......................................              $   300     $   300
  Long-term debt -- affiliated.........................              $   950     $   671
  Payables for collateral under securities loaned and
     other transactions................................              $ 7,871     $ 7,871
  Other liabilities: (1)
     Derivative liabilities............................   $ 9,310    $   607     $   607
     Other.............................................              $   158     $   158
  Net embedded derivatives within liability host
     contracts.........................................              $ 1,405     $ 1,405
  Separate account liabilities.........................              $ 1,181     $ 1,181
Commitments: (4)
  Mortgage loan commitments............................   $   231    $    --     $   (15)
  Commitments to fund bank credit facilities and
     private corporate bond investments................   $   332    $    --     $  (101)


--------

   (1) Carrying values presented herein differ from those presented on the consolidated balance sheet because certain items within the respective financial statement caption are not considered financial instruments. Financial statement captions omitted from the table above are not considered financial instruments.

   (2) Other invested assets is comprised of freestanding derivatives with positive estimated fair values.

   (3) Net embedded derivatives within asset host contracts are presented within premiums and other receivables. Net embedded derivatives within liability host contracts are presented within policyholder account balances and other liabilities. Equity securities also includes embedded derivatives of ($36) million.

   (4) Commitments are off-balance sheet obligations. Negative estimated fair values represent off-balance sheet liabilities.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

     Fixed Maturity Securities, Equity Securities and Trading Securities -- When available, the estimated fair value of the Company's fixed maturity, equity and trading securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

     When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The assumptions and inputs in applying these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity, estimated duration and management's assumptions regarding liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

     The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active, liquid markets, quoted prices in markets that are not active and observable yields and spreads in the market.

     When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation, and cannot be supported by reference to market activity. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities.

     The use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's securities holdings.

     Mortgage and Consumer Loans -- The Company originates mortgage and consumer loans principally for investment purposes. These loans are primarily carried at amortized cost within the consolidated financial statements. The fair value for mortgage and consumer loans is primarily determined by estimating expected future cash flows and discounting those using current interest rates for similar loans with similar credit risk.

     Policy Loans -- For policy loans with fixed interest rates, estimated fair values are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed applying a weighted-average interest rate to the outstanding principal balance of the respective group of loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. The estimated fair value for policy loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

     Real Estate Joint Ventures and Other Limited Partnership Interests -- Other limited partnerships and real estate joint ventures included in the preceding table consist of those investments accounted for using the cost

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


method. The remaining carrying value recognized in the consolidated balance sheet represents investments in real estate or real estate joint ventures and other limited partnerships accounted for using the equity method, which do not satisfy the definition of financial instruments for which fair value is required to be disclosed.

     The estimated fair values for other limited partnership interests and real estate joint ventures accounted for under the cost method are generally based on the Company's share of the net asset value ("NAV") as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

     Short-term Investments -- Certain short-term investments do not qualify as securities and are recognized at amortized cost in the consolidated balance sheet. For these instruments, the Company believes that there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, short-term investments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality and the Company has determined additional adjustment is not required. Short-term investments that meet the definition of a security are recognized at fair value in the consolidated balance sheet in the same manner described above for similar instruments that are classified within captions of other major investment classes.

     Other Invested Assets -- Other invested assets in the consolidated balance sheet is principally comprised of freestanding derivatives with positive estimated fair values, investments in tax credit partnerships and joint venture investments. Investments in tax credit partnerships and joint venture investments, which are accounted for under the equity method, are not financial instruments subject to fair value disclosure. Accordingly, they have been excluded from the preceding table.

     The estimated fair value of derivatives -- with positive and negative estimated fair values -- is described in the respectively labeled section which follows.

     Cash and Cash Equivalents -- Due to the short-term maturities of cash and cash equivalents, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value generally approximates carrying value. In light of recent market conditions, cash and cash equivalent instruments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality, or sufficient solvency in the case of depository institutions, and the Company has determined additional adjustment is not required.

     Accrued Investment Income -- Due to the short-term until settlement of accrued investment income, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the credit quality of the issuers and has determined additional adjustment is not required.

     Premiums and Other Receivables -- Premiums and other receivables in the consolidated balance sheet is principally comprised of premiums due and unpaid for insurance contracts, amounts recoverable under reinsurance contracts, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivative positions, amounts receivable for securities sold but not yet settled, fees and general operating receivables, and embedded derivatives related to the ceded reinsurance of certain variable annuity riders.

     Premiums receivable and those amounts recoverable under reinsurance treaties determined to transfer sufficient risk are not financial instruments subject to disclosure and thus have been excluded from the amounts presented in the preceding table. Amounts recoverable under ceded reinsurance contracts which the Company has determined do not transfer sufficient risk such that they are accounted for using the deposit method of accounting have been included in the preceding table with the estimated fair value determined as the present value of expected future cash flows under the related contracts discounted using an interest rate determined to reflect the appropriate credit standing of the assuming counterparty.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The amounts on deposit for derivative settlements essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over very short periods such that the estimated fair values approximate their carrying values. In light of recent market conditions, the Company has monitored the solvency position of the financial institutions and has determined additional adjustments are not required.

     Embedded derivatives recognized in connection with ceded reinsurance of certain variable annuity riders are included in this caption in the consolidated financial statements but excluded from this caption in the preceding table as they are separately presented. The estimated fair value of these embedded derivatives is described in the respectively labeled section which follows.

     Separate Account Assets -- Separate account assets are carried at estimated fair value and reported as a summarized total on the consolidated balance sheet in accordance with Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1"). The estimated fair value of separate account assets are based on the estimated fair value of the underlying assets owned by the separate account. Assets within the Company's separate accounts include: mutual funds, fixed maturity securities, equity securities, other limited partnership interests, short-term investments and cash and cash equivalents. The estimated fair value of mutual funds is based upon quoted prices or reported net assets values provided by the fund manager and are reviewed by management to determine whether such values require adjustment to represent exit value. The estimated fair values of fixed maturity securities, equity securities, derivatives, short-term investments and cash and cash equivalents held by separate accounts are determined on a basis consistent with the methodologies described herein for similar financial instruments held within the general account. Other limited partnership interests are valued giving consideration to the value of the underlying holdings of the partnerships and by applying a premium or discount, if appropriate, for factors such as liquidity, bid/ask spreads, the performance record of the fund manager or other relevant variables which may impact the exit value of the particular partnership interest.

     Policyholder Account Balances -- Policyholder account balances in the table above include investment contracts. Embedded derivatives on investment contracts and certain variable annuity riders accounted for as embedded derivatives are included in this caption in the consolidated financial statements but excluded from this caption in the table above as they are separately presented therein. The remaining difference between the amounts reflected as policyholder account balances in the preceding table and those recognized in the consolidated balance sheet represents those amounts due under contracts that satisfy the definition of insurance contracts and are not considered financial instruments.

     The investment contracts primarily include guaranteed investment contracts, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities, and total control accounts. The fair values for these investment contracts are estimated by discounting best estimate future cash flows using current market risk-free interest rates and adding a spread for the Company's own credit determined using market standard swap valuation models and observable market inputs that takes into consideration publicly available information relating to the Company's debt as well as its claims paying ability.

     Short-term and Affiliated Long-term Debt -- The estimated fair value for short-term debt approximates carrying value due to the short-term nature of these obligations. The estimated fair value of affiliated long-term debt is generally determined by discounting expected future cash flows using market rates currently available for debt with similar terms, remaining maturities and reflecting the credit risk of the Company including inputs, when available, from actively traded debt of other companies with similar types of borrowing arrangements.

     Payables for Collateral Under Securities Loaned and Other
Transactions -- The estimated fair value for payables for collateral under securities loaned and other transactions approximates carrying value. The related agreements to loan securities are short-term in nature such that the Company believes there is limited risk of a

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


material change in market interest rates. Additionally, because borrowers are cross-collateralized by the borrowed securities, the Company believes no additional consideration for changes in its own credit are necessary.

     Other Liabilities -- Other liabilities in the consolidated balance sheet is principally comprised of freestanding derivatives with negative fair value; taxes payable; obligations for employee-related benefits; interest due on the Company's debt obligations; amounts due for securities purchased but not yet settled; funds withheld under ceded reinsurance contracts and, when applicable, their associated embedded derivatives; and general operating accruals and payables.

     The estimated fair values of derivatives -- with positive and negative estimated fair values -- and embedded derivatives within asset and liability host contracts are described in the respectively labeled sections which follow.

     The remaining other amounts included in the table above reflect those other liabilities that satisfy the definition of financial instruments subject to disclosure. These items consist primarily of interest payable; amounts due for securities purchased but not yet settled; and funds withheld under reinsurance contracts that are recognized using the deposit method of accounting. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which were not materially different from the recognized carrying values.

     Separate Account Liabilities -- Separate account liabilities included in the table above represent those balances due to policyholders under contracts that are classified as investment contracts. The difference between the separate account liabilities reflected above and the amounts presented in the consolidated balance sheet represents those contracts classified as insurance contracts which do not satisfy the criteria of financial instruments for which estimated fair value is to be disclosed.

     Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding under Institutional retirement and savings products.

     Separate account liabilities -- whether related to investment or insurance contracts -- are recognized in the consolidated balance sheet at an equivalent summary total of the separate account assets as prescribed by SOP 03-1. Separate account assets, which equal net deposits, net investment income and realized and unrealized capital gains and losses, are fully offset by corresponding amounts credited to the contractholders' liability which is reflected in separate account liabilities. Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described above, the Company believes the value of those assets approximates the estimated fair value of the related separate account liabilities.

     Derivatives -- The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The significant inputs to the pricing models for most over-the-counter derivatives are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain over-the-counter derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes, credit

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


correlation assumptions, references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such instruments.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all over-the-counter derivatives after taking into account the effects of netting agreements and collateral arrangements. Credit risk is monitored and consideration of any potential credit adjustment is based on a net exposure by counterparty. This is due to the existence of netting agreements and collateral arrangements which effectively serve to mitigate risk. The Company values its derivative positions using the standard swap curve which includes a credit risk adjustment. This credit risk adjustment is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The need for such additional credit risk adjustments is monitored by the Company. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties.

     Most inputs for over-the-counter derivatives are mid market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity as well as the use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

     Embedded Derivatives within Asset and Liability Host Contracts -- Embedded derivatives principally include certain direct, assumed and ceded variable annuity riders, and embedded derivatives related to funds withheld on ceded reinsurance. Embedded derivatives are recorded in the financial statements at estimated fair value with changes in estimated fair value adjusted through net income.

     The Company issues certain variable annuity products with guaranteed minimum benefit riders. GMWB, GMAB and certain GMIB riders are embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net investment gains (losses). These embedded derivatives are classified within policyholder account balances. The fair value for these riders is estimated using the present value of future benefits minus the present value of future fees using actuarial and capital market assumptions related to the projected cash flows over the expected lives of the contracts. A risk neutral valuation methodology is used under which the cash flows from the riders are projected under multiple capital market scenarios using observable risk free rates. Effective January 1, 2008, upon adoption of SFAS 157, the valuation of these riders now includes an adjustment for the Company's own credit and risk margins for non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to the Company's debt as well as its claims paying ability. Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment. These riders may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in the Company's own credit standing; and variations in actuarial assumptions regarding policyholder behavior and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the riders that could materially affect net income.

     The Company cedes the risks associated with certain of the GMIB, GMAB and GMWB riders described in the preceding paragraph. These reinsurance contracts contain embedded derivatives which are included in premiums

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of the embedded derivatives on the ceded risks is determined using a methodology consistent with that described previously for the riders directly written by the Company.

     In addition to ceding risks associated with riders that are accounted for as embedded derivatives, the Company also cedes to the same affiliated reinsurance company certain directly written GMIB riders that are accounted for as insurance (i.e. not as embedded derivatives) but where the reinsurance contract contains an embedded derivative. These embedded derivatives are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of the embedded derivatives on these ceded risks is determined using a methodology consistent with that described previously for the riders directly written by the Company. Because the direct rider is not accounted for at fair value, significant fluctuations in net income may occur as the change in fair value of the embedded derivative on the ceded risk is being recorded in net income without a corresponding and offsetting change in fair value of the direct rider.

     The Company had assumed risks related to guaranteed minimum benefit riders from an affiliated joint venture under a reinsurance contract. These risks were fully retroceded to the same affiliated reinsurance company. Effective December 31, 2008, this arrangement was modified via a novation to the affiliate that served as retrocessionaire. As a result of this novation, the Company is no longer assuming or ceding any liabilities related to this block of business.

     The estimated fair value of the embedded derivatives within funds withheld at interest related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as described above in "Fixed Maturity Securities, Equity Securities and Trading Securities" and "Short-term Investments." The fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities with changes in estimated fair value recorded in net investment gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

     The accounting for embedded derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. If interpretations change, there is a risk that features previously not bifurcated may require bifurcation and reporting at estimated fair value in the consolidated financial statements and respective changes in estimated fair value could materially affect net income.

     Mortgage Loan Commitments and Commitments to Fund Bank Credit Facilities and Private Corporate Bond Investments -- The estimated fair values for mortgage loan commitments and commitments to fund bank credit facilities and private corporate bond investments reflected in the above table represent the difference between the discounted expected future cash flows using interest rates that incorporate current credit risk for similar instruments on the reporting date and the principal amounts of the original commitments.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE

  RECURRING FAIR VALUE MEASUREMENTS

     The fair value of assets and liabilities measured at estimated fair value on a recurring basis are determined as described in the preceding section. These estimated fair values and their corresponding fair value hierarchy are summarized as follows:

                                                              DECEMBER 31, 2008
                                      -----------------------------------------------------------------
                                                   FAIR VALUE MEASUREMENTS AT
                                                      REPORTING DATE USING
                                      ----------------------------------------------------
                                       QUOTED PRICES IN
                                      ACTIVE MARKETS FOR      SIGNIFICANT      SIGNIFICANT
                                       IDENTICAL ASSETS    OTHER OBSERVABLE   UNOBSERVABLE      TOTAL
                                        AND LIABILITIES         INPUTS           INPUTS       ESTIMATED
                                           (LEVEL 1)           (LEVEL 2)        (LEVEL 3)    FAIR VALUE
                                      ------------------   ----------------   ------------   ----------
                                                                (IN MILLIONS)
ASSETS
  Fixed maturity securities:
  U.S. corporate securities.........        $    --             $11,830          $1,401        $13,231
  Residential mortgage-backed
     securities.....................             --               7,031              62          7,093
  Foreign corporate securities......             --               4,136             926          5,062
  U.S. Treasury/agency securities...          2,107               2,190              36          4,333
  Commercial mortgage-backed
     securities.....................             --               2,158             116          2,274
  Asset-backed securities...........             --               1,169             558          1,727
  State and political subdivision
     securities.....................             --                 633              24            657
  Foreign government securities.....             --                 459              10            469
                                            -------             -------          ------        -------
     Total fixed maturity
       securities...................          2,107              29,606           3,133         34,846
                                            -------             -------          ------        -------
  Equity securities:
  Common stock......................             40                  70               8            118
  Non-redeemable preferred stock....             --                  38             318            356
                                            -------             -------          ------        -------
     Total equity securities........             40                 108             326            474
                                            -------             -------          ------        -------
  Trading securities................            176                   6              50            232
  Short-term investments (1)........          1,171               1,952              --          3,123
  Derivative assets (2).............              4               1,928             326          2,258
  Net embedded derivatives within
     asset host contracts (3).......             --                  --           2,062          2,062
  Separate account assets (4).......         35,567                 166             159         35,892
                                            -------             -------          ------        -------
     Total assets...................        $39,065             $33,766          $6,056        $78,887
                                            =======             =======          ======        =======
LIABILITIES
  Derivative liabilities (2)........        $    16             $   574          $   17        $   607
  Net embedded derivatives within
     liability host contracts (3)...             --                  --           1,405          1,405
                                            -------             -------          ------        -------
     Total liabilities..............        $    16             $   574          $1,422        $ 2,012
                                            =======             =======          ======        =======



--------

   (1) Short-term investments as presented in the table above differ from the amounts presented in the consolidated balance sheet because certain short-term investments are not measured at estimated fair value (e.g. time deposits, money market funds, etc.).

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



   (2) Derivative assets are presented within other invested assets and derivatives liabilities are presented within other liabilities. The amounts are presented gross in the table above to reflect the presentation in the consolidated balance sheet, but are presented net for purposes of the rollforward in the following table.

   (3) Net embedded derivatives within asset host contracts are presented within premiums and other receivables. Net embedded derivatives within liability host contracts are presented within policyholder account balances and other liabilities. Equity securities also includes embedded derivatives of ($36) million.

   (4) Separate account assets are measured at estimated fair value. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets as prescribed by SOP 03-1.

     The Company has categorized its assets and liabilities into the three-level fair value hierarchy, as defined in Note 1, based upon the priority of the inputs to the respective valuation technique. The following summarizes the types of assets and liabilities included within the three-level fair value hierarchy presented in the preceding table.

     Level 1 This category includes certain U.S. Treasury and agency fixed maturity securities, exchange-traded common stock, trading securities and certain short-term money market securities. As it relates to derivatives, this level includes financial futures including exchange-traded equity and interest rate futures. Separate account assets classified within this level principally include mutual funds. Also included are assets held within separate accounts which are similar in nature to those classified in this level for the general account.

     Level 2 This category includes fixed maturity and equity securities priced principally by independent pricing services using observable inputs. These fixed maturity securities include most U.S. Treasury and agency securities as well as the majority of U.S. and foreign corporate securities, residential mortgage-backed securities, commercial mortgage-backed securities, state and political subdivision securities, foreign government securities, and asset-backed securities. Equity securities classified as Level 2 securities consist principally of non-redeemable preferred stock and certain equity securities where market quotes are available but are not considered actively traded. Short-term investments and trading securities included within Level 2 are of a similar nature to these fixed maturity and equity securities. As it relates to derivatives, this level includes all types of derivative instruments utilized by the Company with the exception of exchange-traded futures included within Level 1 and those derivative instruments with unobservable inputs as described in Level 3. Separate account assets classified within this level are generally similar to those classified within this level for the general account.

     Level 3 This category includes fixed maturity securities priced principally through independent broker quotations or market standard valuation methodologies using inputs that are not market observable or cannot be derived principally from or corroborated by observable market data. This level consists of less liquid fixed maturity securities with very limited trading activity or where less price transparency exists around the inputs to the valuation methodologies and primarily include: U.S. and foreign corporate securities -- including below investment grade private placements; commercial mortgage-backed securities; and asset backed securities -- including all of those supported by sub-prime mortgage loans. Equity securities classified as Level 3 securities consist principally of common stock of privately held companies and non-redeemable preferred stock where there has been very limited trading activity or where less price transparency exists around the inputs to the valuation. Trading securities included within Level 3 are of a similar nature to these fixed maturity and equity securities. As it relates to derivatives this category includes: financial forwards including swap spread locks with maturities which extend beyond observable periods; equity variance swaps with unobservable volatility inputs or that are priced via independent broker quotations; interest rate swaps with

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


             maturities which extend beyond the observable portion of the yield curve; credit default swaps which are priced through independent broker quotations; equity options with unobservable volatility inputs; and interest rate caps and floors referencing unobservable yield curves and/or which include liquidity and volatility adjustments. Separate account assets classified within this level are generally similar to those classified within this level for the general account; however, they also include other limited partnership interests. Embedded derivatives classified within this level include embedded derivatives associated with certain variable annuity riders and embedded derivatives related to funds withheld on ceded reinsurance.

     A rollforward of all assets and liabilities measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs for year ended December 31, 2008 is as follows:

                                           FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                          --------------------------------------------------------------------------------------------------------
                                                                TOTAL REALIZED/UNREALIZED
                                                               GAINS (LOSSES) INCLUDED IN:
                                                              ----------------------------    PURCHASES,
                            BALANCE,     IMPACT OF   BALANCE,                    OTHER          SALES,       TRANSFER IN  BALANCE,
                          DECEMBER 31,   SFAS 157   BEGINNING                COMPREHENSIVE  ISSUANCES AND    AND/OR OUT    END OF
                              2007     ADOPTION (1) OF PERIOD EARNINGS (2,3) INCOME (LOSS) SETTLEMENTS (4) OF LEVEL 3 (5)  PERIOD
                          ------------ ------------ --------- -------------- ------------- --------------- -------------- --------
                                                                        (IN MILLIONS)
Fixed maturity
  securities.............    $4,602         $--       $4,602       $(263)       $(1,214)        $(232)          $240       $3,133
Equity securities........       556          --          556         (48)          (110)          (72)            --          326
Trading securities.......        --          --           --          --             --            50             --           50
Net derivatives (6)......       108          --          108         266             --           (65)            --          309
Separate account assets
  (7)....................       183          --          183         (22)            --            --             (2)         159
Net embedded derivatives
  (8)....................       125          92          217         366             --            74             --          657


--------

   (1) Impact of SFAS 157 adoption represents the amount recognized in earnings as a change in estimate upon the adoption of SFAS 157 associated with Level 3 financial instruments held at January 1, 2008. Such amount was offset by a reduction to DAC of $30 million resulting in a net impact of $62 million. This net impact of $62 million along with a $3 million reduction in the estimated fair value of Level 2 freestanding derivatives results in a total impact of adoption of SFAS 157 of $59 million.

   (2) Amortization of premium/discount is included within net investment income which is reported within the earnings caption of total gains (losses). Impairments are included within net investment gains (losses) which is reported within the earnings caption of total gains (losses). Lapses associated with embedded derivatives are included with the earnings caption of total gains (losses).

   (3) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

   (4) The amount reported within purchases, sales, issuances and settlements is the purchase/issuance price (for purchases and issuances) and the sales/settlement proceeds (for sales and settlements) based upon the actual date purchased/issued or sold/settled. Items purchased/issued and sold/settled in the same period are excluded from the rollforward. For embedded derivatives, attributed fees are included within this caption along with settlements, if any.

   (5) Total gains and (losses) (in earnings and other comprehensive income
       (loss)) are calculated assuming transfers in (out) of Level 3 occurred at the beginning of the period. Items transferred in and out in the same period are excluded from the rollforward.

   (6) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

   (7) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities.

   (8) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



   (9) Amounts presented do not reflect any associated hedging activities. Actual earnings associated with Level 3, inclusive of hedging activities, could differ materially.

     The table below summarizes both realized and unrealized gains and losses for the year ended December 31, 2008 due to changes in fair value recorded in earnings for Level 3 assets and liabilities:

                                                         TOTAL GAINS AND LOSSES
                                                 -------------------------------------
                                                 CLASSIFICATION OF REALIZED/UNREALIZED
                                                                 GAINS
                                                     (LOSSES) INCLUDED IN EARNINGS
                                                 -------------------------------------
                                                     NET              NET
                                                 INVESTMENT       INVESTMENT
                                                   INCOME       GAINS (LOSSES)   TOTAL
                                                 ----------     --------------   -----
                                                             (IN MILLIONS)
Fixed maturity securities......................      $ 6             $(269)      $(263)
Equity securities..............................       --               (48)        (48)
Net derivatives................................       --               266         266
Net embedded derivatives.......................       --               366         366


     The table below summarizes the portion of unrealized gains and losses recorded in earnings for the year ended December 31, 2008 for Level 3 assets and liabilities that are still held at December 31, 2008.

                                                   CHANGE IN UNREALIZED GAINS (LOSSES)
                                                 RELATING TO ASSETS HELD AT DECEMBER 31,
                                                                  2008:
                                                -----------------------------------------
                                                    NET               NET
                                                INVESTMENT        INVESTMENT
                                                  INCOME        GAINS (LOSSES)      TOTAL
                                                ----------      --------------      -----
                                                              (IN MILLIONS)
Fixed maturity securities.................          $ 6              $(230)         $(224)
Equity securities.........................           --                (29)           (29)
Net derivatives...........................           --                233            233
Net embedded derivatives..................           --                353            353


  NON-RECURRING FAIR VALUE MEASUREMENTS

     During the year ended December 31, 2008, the Company recorded impairments on certain mortgage loans using estimated fair values based on independent broker quotations or, if the loans were in foreclosure or otherwise determined to be collateral dependent, on the value of the underlying collateral. These estimated fair values represent nonrecurring fair value measurements and were categorized as Level 3. Included within net investment gains (losses) are net impairments for mortgage loans of $24 million for the year ended December 31, 2008. There was no reported carrying value for these impaired loans remaining at December 31, 2008.

     At December 31, 2008, the Company held $6 million in cost basis other limited partnership interests which were impaired during the year ended December 31, 2008 based on the underlying limited partnership financial statements. These other limited partnership interests were recorded at estimated fair value and represent a nonrecurring fair value measurement. The estimated fair value was categorized as Level 3. Included within net investment gains (losses) for such other limited partnerships are impairments of $5 million for the year ended December 31, 2008.

17.  RELATED PARTY TRANSACTIONS

  SERVICE AGREEMENTS

     The Company has entered into a master service agreement with MLIC which provides administrative, accounting, legal and similar services to the Company. MLIC charged the Company $256 million, $271 million and

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


$177 million, included in other expenses, for services performed under the master service agreement for the years ended December 31, 2008, 2007 and 2006, respectively.

     The Company has entered into a service agreement with MetLife Group, under which MetLife Group provides personnel services, as needed, to support the activities of the Company. MetLife Group charged the Company $108 million, $107 million and $154 million, included in other expenses, for services performed under the service agreement for the years ended December 31, 2008, 2007 and 2006, respectively.

     The Company has entered into marketing agreements with several affiliates ("Distributors"), in which the Distributors agree to sell, on the Company's behalf, insurance products through authorized retailers. The Company agrees to compensate the Distributors for the sale and servicing of such insurance products in accordance with the terms of the agreements. The Distributors charged the Company $148 million, $117 million and $100 million, included in other expenses, for the years ended December 31, 2008, 2007 and 2006, respectively.

     The Company has entered into a distribution service agreement with MetLife Investors Distribution Company ("MDC"), in which MDC agrees to sell, on the Company's behalf, insurance products through authorized retailers. The Company agrees to compensate MDC for the sale and servicing of such insurance products in accordance with the terms of the agreement. MDC charged the Company $442 million, $517 million and $299 million, included in other expenses, for the years ended December 31, 2008, 2007 and 2006, respectively. In addition, the Company has entered into service agreements with MDC, in which the Company agrees to provide certain administrative services to MDC. MDC agrees to compensate the Company for the administrative services provided in accordance with the terms of the agreements. The Company received fee revenue of $65 million, $62 million and $38 million, included in other revenues, for the years ended December 31, 2008, 2007 and 2006, respectively.

     In 2007, the Company entered into a global service agreement with MetLife Services and Solutions, LLC ("MetLife Services") which provides financial control and reporting processes, as well as procurement services to support the activities of the Company. MetLife Services charged the Company $1 million included in other expenses, for services performed under the global service agreement for the year ended December 31, 2008. The Company did not incur any such expenses for the year ended December 31, 2007.

     The Company has entered into an investment service agreement with several affiliates ("Advisors"), in which the Advisors provide investment advisory and administrative services to registered investment companies which serve as investment vehicles for certain insurance contracts issued by the Company. Per the agreement, the net profit or loss of the Advisors is allocated to the Company resulting in revenue of $91 million, $90 million and $60 million included in universal life and investment-type product policy fees, for the years ended December 31, 2008, 2007 and 2006, respectively.

     The Company had net receivables from affiliates of $92 million and net payables to affiliates of $27 million at December 31, 2008 and 2007, respectively, related to the items discussed above. These payables exclude affiliated reinsurance balances discussed in Note 6. See Notes 2, 7 and 8 for additional related party transactions.

18.  QUARTERLY INFORMATION UNAUDITED

     As explained in Note 7, effective December 31, 2007 the Company, through MLI-USA, entered into an indemnity reinsurance agreement with MetLife Reinsurance Company of Vermont, an affiliated entity, under which the Company ceded, on a coinsurance funds withheld basis, 90% quota share of certain universal life and level term business written in 2007 and 2008. The reinsurance agreement also includes an experience refund provision whereby some or all of the profits on the underlying reinsurance agreement are returned to the Company from MRV during the first several years of the reinsurance agreement. The Company had recorded this experience refund as revenue for the three months ended March 31, 2008, June 30, 2008 and September 30, 2008. Since the experience refund is effectively the net cost of reinsurance related to the agreement, it should have been recorded as unearned revenue and amortized over the life of the reinsurance contract. Accordingly, the Company has restated its interim

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


condensed consolidated financial statements for the three months ending March 31, 2008, June 30, 2008 and September 30, 2008 to properly reflect the unearned revenue related to the experience refund. As a result of the foregoing, the Company's net income for the three months ended March 31, 2008, June 30, 2008 and September 30, 2008 decreased by $39 million, $33 million and $35 million, respectively.

     A summary of the effects of these restatements on the Company's consolidated financial statements is as set forth in the table below.

                                                             FOR THE THREE MONTHS ENDED
                              ---------------------------------------------------------------------------------------
                                     MARCH 31, 2008                JUNE 30, 2008               SEPTEMBER 30, 2008
                              ---------------------------   ---------------------------   ---------------------------
                              AS PREVIOUSLY                 AS PREVIOUSLY                 AS PREVIOUSLY
                                 REPORTED     AS RESTATED      REPORTED     AS RESTATED      REPORTED     AS RESTATED
                              -------------   -----------   -------------   -----------   -------------   -----------
                                                                   (IN MILLIONS)
ASSETS:
  Deferred income tax
     assets.................     $    979       $  1,000       $  1,131       $  1,170       $  1,477       $  1,534
  Total assets..............     $124,768       $124,789       $123,066       $123,105       $116,432       $116,489
LIABILITIES:
  Other policyholder funds..     $  1,795       $  1,855       $  1,836       $  1,947       $  1,878       $  2,042
  Total liabilities.........     $117,716       $117,776       $116,155       $116,266       $110,199       $110,363
STOCKHOLDERS' EQUITY:
  Retained earnings.........     $  1,002       $    963       $  1,177       $  1,105       $  1,396       $  1,289
  Total stockholders'
     equity.................     $  7,052       $  7,013       $  6,911       $  6,839       $  6,233       $  6,126
  Total liabilities and
     stockholders' equity...     $124,768       $124,789       $123,066       $123,105       $116,432       $116,489



                                                              FOR THE THREE MONTHS ENDED
                               ---------------------------------------------------------------------------------------
                                      MARCH 31, 2008                JUNE 30, 2008               SEPTEMBER 30, 2008
                               ---------------------------   ---------------------------   ---------------------------
                               AS PREVIOUSLY                 AS PREVIOUSLY                 AS PREVIOUSLY
                                  REPORTED     AS RESTATED      REPORTED     AS RESTATED      REPORTED     AS RESTATED
                               -------------   -----------   -------------   -----------   -------------   -----------
                                                                    (IN MILLIONS)
REVENUES:
  Premiums...................      $  155         $  149         $   65         $   61         $   90         $   84
  Universal life and
     investment-type product
     policy fees.............      $  400         $  346         $  372         $  325         $  436         $  389
  Total revenues.............      $1,228         $1,168         $1,055         $1,004         $1,281         $1,228
Income from continuing
  operations before provision
  for income tax.............      $  138         $   78         $  244         $  193         $  301         $  248
Provision for income tax.....      $   28         $    7         $   69         $   51         $   82         $   64
Income from continuing
  operations.................      $  110         $   71         $  175         $  142         $  219         $  184
Net income...................      $  110         $   71         $  175         $  142         $  219         $  184

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE I

                     CONSOLIDATED SUMMARY OF INVESTMENTS --
                    OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2008
                                  (IN MILLIONS)

                                                                                     AMOUNT AT
                                                      COST OR         ESTIMATED   WHICH SHOWN ON
                                                AMORTIZED COST (1)   FAIR VALUE    BALANCE SHEET
TYPE OF INVESTMENTS                             ------------------   ----------   --------------
Fixed Maturity Securities:
  Bonds:
     U.S. Treasury/agency securities..........        $ 3,407          $ 4,333        $ 4,333
     State and political subdivision
       securities.............................            880              657            657
     Foreign government securities............            454              469            469
     Public utilities.........................          2,381            2,132          2,132
     All other corporate bonds................         17,737           15,335         15,335
  Mortgage-backed and asset-backed
     securities...............................         13,263           11,094         11,094
  Redeemable preferred stock..................          1,479              826            826
                                                      -------          -------        -------
     Total fixed maturity securities..........         39,601           34,846         34,846
                                                      -------          -------        -------
Trading Securities............................            251              232            232
                                                      -------          -------        -------
Equity Securities:
Common stock:
  Industrial, miscellaneous and all other.....            122              118            118
  Non-redeemable preferred stock..............            551              356            356
                                                      -------          -------        -------
  Total equity securities.....................            673              474            474
                                                      -------          -------        -------
Mortgage and consumer loans...................          4,447                           4,447
Policy loans..................................          1,192                           1,192
Real estate and real estate joint ventures....            608                             608
Other limited partnership interests...........          1,249                           1,249
Short-term investments........................          3,127                           3,127
Other invested assets.........................          2,297                           2,297
                                                      -------                         -------
     Total investments........................        $53,445                         $48,472
                                                      =======                         =======



--------

   (1) The Company's trading securities portfolio is mainly comprised of fixed maturity and equity securities. Cost or amortized cost for fixed maturity securities and mortgage and consumer loans represents original cost reduced by repayments, net valuation allowances and writedowns from other-than-temporary declines in value and adjusted for amortization of premiums or discounts; for equity securities, cost represents original cost reduced by writedowns from other-than-temporary declines in value; for real estate, cost represents original cost reduced by writedowns and adjusted for valuation allowances and depreciation; cost for real estate joint ventures and other limited partnership interests represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE II

                  CONDENSED FINANCIAL INFORMATION OF REGISTRANT
                           DECEMBER 31, 2008 AND 2007
                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                  2008           2007
                                                                -------        -------
CONDENSED BALANCE SHEETS
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $34,567 and $41,940,
     respectively)............................................  $30,172        $41,342
  Equity securities available-for-sale, at estimated fair
     value (cost: $662 and $906, respectively)................      467            868
  Trading securities, at estimated fair value (cost: $50 and
     $0, respectively)........................................       50             --
  Mortgage and consumer loans.................................    4,060          3,999
  Policy loans................................................    1,151            874
  Real estate and real estate joint ventures held-for-
     investment...............................................      367            341
  Other limited partnership interests.........................      947            897
  Short-term investments......................................    1,539            601
  Investment in subsidiaries..................................    3,411          2,603
  Other invested assets.......................................    2,136          1,432
                                                                -------        -------
       Total investments......................................   44,300         52,957
Cash and cash equivalents.....................................    4,753          1,252
Accrued investment income.....................................      421            579
Premiums and other receivables................................    5,501          4,956
Receivables from subsidiaries.................................      348            422
Deferred policy acquisition costs and value of business
  acquired....................................................    3,344          3,129
Current income tax recoverable................................       --             78
Deferred income tax assets....................................    2,272          1,145
Goodwill......................................................      885            885
Other assets..................................................      167            169
Separate account assets.......................................   17,375         30,025
                                                                -------        -------
     Total assets.............................................  $79,366        $95,597
                                                                =======        =======
LIABILITIES AND STOCKHOLDERS' EQUITY LIABILITIES:
Future policy benefits........................................  $18,993        $19,131
Policyholder account balances.................................   28,283         28,306
Other policyholder funds......................................      415            401
Short-term debt...............................................      300             --
Long-term debt -- affiliated..................................      950            200
Current income tax payable....................................       64             --
Payables for collateral under securities loaned and other
  transactions................................................    6,983          9,543
Other liabilities.............................................    1,069            643
Separate account liabilities..................................   17,375         30,025
                                                                -------        -------
     Total liabilities........................................   74,432         88,249
                                                                -------        -------
STOCKHOLDERS' EQUITY:
Common stock, par value $2.50 per share; 40,000,000 shares
  authorized; 34,595,317 shares issued and outstanding at
  December 31, 2008 and 2007, respectively....................       86             86
Additional paid-in capital....................................    6,719          6,719
  Retained earnings...........................................      965            892
Accumulated other comprehensive loss..........................   (2,836)          (349)
                                                                -------        -------
  Total stockholders' equity..................................    4,934          7,348
                                                                -------        -------
  Total liabilities and stockholders' equity..................  $79,366        $95,597
                                                                =======        =======




         See accompanying notes to the condensed financial information.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE II

          CONDENSED FINANCIAL INFORMATION OF REGISTRANT -- (CONTINUED)
              FOR THE YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
                                  (IN MILLIONS)

                                                             2008     2007     2006
                                                            ------   ------   ------
CONDENSED STATEMENTS OF INCOME
REVENUES
Premiums..................................................  $  110   $  177   $  219
Universal life and investment-type product policy fees....     741      841      864
Net investment income.....................................   2,226    2,588    2,528
Equity in earnings from subsidiaries......................     278      248       97
Other income..............................................      60       66       69
Net investment gains (losses).............................    (179)    (345)    (480)
                                                            ------   ------   ------
  Total revenues..........................................   3,236    3,575    3,297
                                                            ------   ------   ------
EXPENSES
Policyholder benefits and claims..........................     682      741      716
Interest credited to policyholder account balances........     896    1,057    1,080
Other expenses............................................   1,006      796      694
                                                            ------   ------   ------
     Total expenses.......................................   2,584    2,594    2,490
                                                            ------   ------   ------
Income from continuing operations before provision for
  income tax..............................................     652      981      807
Provision for income tax..................................      79      241      210
                                                            ------   ------   ------
Income from continuing operations.........................     573      740      597
Income from discontinued operations, net of income tax....      --        4       --
                                                            ------   ------   ------
Net income................................................  $  573   $  744   $  597
                                                            ======   ======   ======




         See accompanying notes to the condensed financial information.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE II

          CONDENSED FINANCIAL INFORMATION OF REGISTRANT -- (CONTINUED)
              FOR THE YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
                                  (IN MILLIONS)

                                                          2008       2007       2006
                                                        --------   --------   --------
CONDENSED STATEMENTS OF CASH FLOWS
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash provided by operating activities.............  $    856   $  2,333   $  1,036
                                                        --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities........................    18,221     19,995     25,341
     Equity securities................................       119        172        226
     Mortgage and consumer loans......................       458      1,103        922
     Real estate and real estate joint ventures.......        15        117        128
     Other limited partnership interests..............       181        423        561
  Purchases of:
     Fixed maturity securities........................   (11,263)   (17,608)   (21,884)
     Equity securities................................       (65)      (277)       (70)
     Mortgage and consumer loans......................      (560)    (1,996)    (1,951)
     Real estate and real estate joint ventures.......       (47)      (241)       (55)
     Other limited partnership interests..............      (340)      (325)      (312)
  Net change in short-term investments................      (934)      (320)       996
  Net change in other invested assets.................       (66)      (984)       (99)
  Net change in policy loans..........................      (277)         6          1
  Other, net..........................................        --          2         (1)
                                                        --------   --------   --------
Net cash provided by investing activities.............     5,442         67      3,803
                                                        --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits.........................................     3,275      2,830      2,184
     Withdrawals......................................    (4,008)    (5,330)    (5,620)
  Net change in short-term debt.......................       300         --         --
  Long-term debt issued -- affiliated.................       750        200         --
  Debt issuance costs.................................        (8)        --         --
  Net change in payables for collateral under
     securities loaned and other transactions.........    (2,560)     1,288       (474)
  Financing element on certain derivative
     instruments......................................       (46)        33        (55)
  Dividends on common stock...........................      (500)      (690)      (917)
                                                        --------   --------   --------
Net cash (used in) financing activities...............    (2,797)    (1,669)    (4,882)
                                                        --------   --------   --------
Change in cash and cash equivalents...................     3,501        731        (43)
Cash and cash equivalents, beginning of year..........     1,252        521        564
                                                        --------   --------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR................  $  4,753   $  1,252   $    521
                                                        ========   ========   ========
Supplemental disclosures of cash flow information:
  Net cash paid (received) during the year for:
     Interest.........................................  $     44   $      1   $     --
                                                        ========   ========   ========
     Income tax.......................................  $    (41)  $     79   $     88
                                                        ========   ========   ========
Non-cash transactions during the year:
  Contribution of equity securities to MetLife
     Foundation.......................................  $     --   $     12   $     --
                                                        ========   ========   ========
  Contribution of other intangible assets, net of
     income tax.......................................  $     --   $     --   $    162
                                                        ========   ========   ========
  Contribution of goodwill from MetLife...............  $     --   $     --   $     28
                                                        ========   ========   ========




         See accompanying notes to the condensed financial information.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE II

           NOTES TO THE CONDENSED FINANCIAL INFORMATION OF REGISTRANT

1.  SUMMARY OF ACCOUNTING POLICIES

  BUSINESS

     "MICC" or the "Company" refers to MetLife Insurance Company of Connecticut, a Connecticut corporation incorporated in 1863, and its subsidiaries, including MetLife Investors USA Insurance Company ("MLI-USA"). The Company is a subsidiary of MetLife, Inc. ("MetLife"). The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

     On December 7, 2007, MetLife Life and Annuity Company of Connecticut ("MLAC"), a former subsidiary, was merged with and into MetLife Insurance Company of Connecticut, its parent. As a result of this merger, all financial data included in these financial statements includes the combined financial results of MLAC and MetLife Insurance Company of Connecticut.

  BASIS OF PRESENTATION

     The condensed financial information of MICC should be read in conjunction with the Consolidated Financial Statements of MICC and subsidiaries and the notes thereto (the "Consolidated Financial Statements"). These condensed nonconsolidated financial statements reflect the results of operations, financial position and cash flows for the parent company only. Investments in subsidiaries are accounted for using the equity method of accounting prescribed by Accounting Principles Board ("APB") Opinion No. 18, The Equity Method of Accounting for Investments in Common Stock.

     The condensed unconsolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP") except as stated previously which also requires management to make certain estimates and assumptions. The most important of these estimates and assumptions relate to the fair value measurements, the accounting for goodwill and identifiable intangible assets and the provision for potential losses that may arise from litigation and regulatory proceedings and tax audits, which may affect the amounts reported in the condensed financial statements and accompanying notes. Actual results could differ materially from these estimates.

     For information on the following, refer to the indicated Notes to the Consolidated Financial Statements of MICC.:

     - Business, Basis of Presentation and Summary of Significant Accounting Policies (Note 1)

     - Contingencies, Commitments and Guarantees (Note 10)

     - Equity (Note 12)

2.  LONG-TERM AND SHORT-TERM DEBT

  LONG-TERM DEBT

     In April 2008, MICC issued a surplus note with a principal amount of $750 million and an interest rate of 8.595%, to Trust X, an affiliate.

     MetLife Credit Corporation, an affiliate, is the holder of a surplus note issued by MICC during the fourth quarter of 2007 in the amount of $200 million. The surplus note carries an interest rate of LIBOR plus 1.15%.

     Payments of interest and principal on these surplus notes may be made only with the prior approval of the insurance department of the state of domicile.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE II

    NOTES TO THE CONDENSED FINANCIAL INFORMATION OF REGISTRANT -- (CONTINUED)

     The aggregate maturities of long-term debt at December 31, 2008 are $200 million in 2009 and $750 million in 2038.

     Interest expense, included in other expenses, was $59 million and $2 million for the years ended December 31, 2008 and 2007, respectively. There was no interest expense for the year ended December 31, 2006.

  SHORT-TERM DEBT

     At December 31, 2008, short-term debt was $300 million, which consisted of the liability for borrowings from the FHLB of Boston with original maturities of less than one year. At December 31, 2007, there was no short-term debt. During the year ended December 31, 2008, the weighted average interest rate on short-term debt was 2.75% and the average daily balance of short-term debt was $67 million. Short-term debt was outstanding during the year ended December 31, 2008 for an average of 81 days.

3.  RELATED PARTY TRANSACTIONS

  SERVICE AGREEMENTS

     MetLife Insurance Company of Connecticut has entered into a master service agreement with Metropolitan Life Insurance Company, ("MLIC") who provides administrative, accounting, legal and similar services to MetLife Insurance Company of Connecticut. MLIC charged MetLife Insurance Company of Connecticut $110 million, $114 million and $78 million, included in other expenses, for services performed under the master service agreement for the years ended December 31, 2008, 2007 and 2006, respectively.

     MetLife Insurance Company of Connecticut entered into a service agreement with MetLife Group, Inc. ("MetLife Group"), a wholly-owned subsidiary of MetLife, under which MetLife Group provides personnel services, as needed, to support the activities of MetLife Insurance Company of Connecticut. MetLife Group charged MetLife Insurance Company of Connecticut $20 million, $27 million and $88 million, included in other expenses, for services performed under the service agreement for the years ended December 31, 2008, 2007 and 2006, respectively.

     MetLife Insurance Company of Connecticut has entered into marketing and selling agreements with several affiliates ("Distributors"), in which the Distributors agree to sell, on MetLife Insurance Company of Connecticut's behalf, insurance products through authorized retailers. MetLife Insurance Company of Connecticut agrees to compensate the Distributors for the sale and servicing of such insurance products in accordance with the terms of the agreements. The Distributors charged MetLife Insurance Company of Connecticut $10 million, $12 million and $23 million, included in other expenses, for the years ended December 31, 2008, 2007 and 2006, respectively.

     MetLife Insurance Company of Connecticut has entered into a distribution agreement with MetLife Investors Distribution Company ("MDC"), in which MDC agrees to sell, on MetLife Insurance Company of Connecticut's behalf, insurance products through authorized retailers. MetLife Insurance Company of Connecticut agrees to compensate MDC for the sale and servicing of such insurance products in accordance with the terms of the agreement. MDC charged MetLife Insurance Company of Connecticut $135 million, $138 million and $13 million, included in other expenses, for the years ended December 31, 2008, 2007 and 2006, respectively. In addition, MetLife Insurance Company of Connecticut has entered into service agreements with MDC, in which MetLife Insurance Company of Connecticut agrees to provide certain administrative services to MDC. MDC agrees to compensate MetLife Insurance Company of Connecticut for the administrative services provided in accordance with the terms of the agreements. MetLife Insurance Company of Connecticut received fee revenue of $33 million, $25 million and $5 million, included in other revenues, for the years ended December 31, 2008, 2007 and 2006, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE II

    NOTES TO THE CONDENSED FINANCIAL INFORMATION OF REGISTRANT -- (CONTINUED)

     MetLife Insurance Company of Connecticut has entered into an investment service agreement with several affiliates ("Advisors"), in which the Advisors provide investment advisory and administrative services to registered investment companies which serve as investment vehicles for certain insurance contracts issued by MetLife Insurance Company of Connecticut. Per the agreement, the net profit or loss of the Advisors is allocated to MetLife Insurance Company of Connecticut resulting in revenue of $31 million, $29 million and $15 million included in universal life and investment-type product policy fees, for the years ended December 31, 2008, 2007 and 2006, respectively.

     See Note 2 of the Notes to the Consolidated Financial Statements of MetLife Insurance Company of Connecticut for expenses related to investment advice under these agreements, recorded in net investment income.

     MetLife Insurance Company of Connecticut had net payables to affiliates of $8 million and $46 million at December 31, 2008 and 2007, respectively, related to the items discussed above. These payables exclude affiliated reinsurance balances discussed in Note 6 of the Notes to the Consolidated Financial Statements of MetLife Insurance Company of Connecticut.

4.  SUBSEQUENT EVENT

     On February 18, 2009, MetLife Insurance Company of Connecticut contributed $25 million to MLI-USA.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                        DECEMBER 31, 2008, 2007 AND 2006
                                  (IN MILLIONS)


                                             DAC       FUTURE POLICY     POLICYHOLDER
                                             AND    BENEFITS AND OTHER      ACCOUNT       UNEARNED
SEGMENT                                     VOBA    POLICYHOLDER FUNDS     BALANCES     REVENUE (1)
-------                                    ------   ------------------   ------------   -----------
2008
Individual...............................  $5,425         $ 4,713           $24,433         $545
Institutional............................       8          12,551            12,556           --
Corporate & Other........................       7           5,034               186            3
                                           ------         -------           -------         ----
                                           $5,440         $22,298           $37,175         $548
                                           ======         =======           =======         ====
2007
Individual...............................  $4,930         $ 4,022           $20,100         $342
Institutional............................      16          12,570            13,543           --
Corporate & Other........................       2           4,761               172            1
                                           ------         -------           -------         ----
                                           $4,948         $21,353           $33,815         $343
                                           ======         =======           =======         ====
2006
Individual...............................  $4,946         $ 3,769           $20,660         $260
Institutional............................     165          12,895            14,496            3
Corporate & Other........................      --           4,503               (57)          --
                                           ------         -------           -------         ----
                                           $5,111         $21,167           $35,099         $263
                                           ======         =======           =======         ====



--------

   (1) Amounts are included within the future policy benefits and other policyholder funds column.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                           SCHEDULE III -- (CONTINUED)

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                        DECEMBER 31, 2008, 2007 AND 2006
                                  (IN MILLIONS)

                                                                          AMORTIZATION OF
                               PREMIUM         NET        POLICYHOLDER      DAC AND VOBA       OTHER
                             REVENUE AND   INVESTMENT     BENEFITS AND       CHARGED TO      OPERATING   PREMIUMS WRITTEN
SEGMENT                    POLICY CHARGES    INCOME    INTEREST CREDITED   OTHER EXPENSES  EXPENSES (1)  (EXCLUDING LIFE)
-------                    --------------  ----------  -----------------  ---------------  ------------  ----------------
2008
Individual...............      $1,534        $1,097          $1,269            $1,148          $632             $--
Institutional............         464         1,343           1,299                13            33               5
Corporate & Other........          14            54               8                 2           105              12
                               ------        ------          ------            ------          ----             ---
                               $2,012        $2,494          $2,576            $1,163          $770             $17
                               ======        ======          ======            ======          ====             ===
2007
Individual...............      $1,665        $1,090          $1,140            $  717          $612             $--
Institutional............          73         1,510           1,104                23            27               7
Corporate & Other........          26           293              33                --            67              25
                               ------        ------          ------            ------          ----             ---
                               $1,764        $2,893          $2,277            $  740          $706             $32
                               ======        ======          ======            ======          ====             ===
2006
Individual...............      $1,462        $  985          $  984            $  481          $564             $--
Institutional............          89         1,449           1,097                 6            10               9
Corporate & Other........          25           405              27                 1           111              25
                               ------        ------          ------            ------          ----             ---
                               $1,576        $2,839          $2,108            $  488          $685             $34
                               ======        ======          ======            ======          ====             ===



--------

   (1) Includes other expenses excluding amortization of DAC and VOBA charged to other expenses.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE IV

                            CONSOLIDATED REINSURANCE
                        DECEMBER 31, 2008, 2007 AND 2006
                                  (IN MILLIONS)

                                                                                       % AMOUNT
                                                                                        ASSUMED
                                      GROSS AMOUNT     CEDED    ASSUMED   NET AMOUNT    TO NET
                                      ------------   --------   -------   ----------   --------
2008
Life insurance in-force.............    $226,418     $191,146    $8,800     $44,072      20.0%
                                        ========     ========    ======     =======
Insurance premium
Life insurance......................    $    779     $    181    $   15     $   613       2.4%
Accident and health.................         263          242        --          21        --%
                                        --------     --------    ------     -------
  Total insurance premium...........    $  1,042     $    423    $   15     $   634       2.4%
                                        ========     ========    ======     =======




                                                                                       % AMOUNT
                                                                                        ASSUMED
                                      GROSS AMOUNT     CEDED    ASSUMED   NET AMOUNT    TO NET
                                      ------------   --------   -------   ----------   --------
2007
Life insurance in-force.............    $189,630     $152,943   $13,934     $50,621      27.5%
                                        ========     ========   =======     =======
Insurance premium
Life insurance......................    $    384     $     82   $    17     $   319       5.3%
Accident and health.................         270          236        --          34        --%
                                        --------     --------   -------     -------
  Total insurance premium...........    $    654     $    318   $    17     $   353       4.8%
                                        ========     ========   =======     =======




                                                                                       % AMOUNT
                                                                                        ASSUMED
                                      GROSS AMOUNT     CEDED    ASSUMED   NET AMOUNT    TO NET
                                      ------------   --------   -------   ----------   --------
2006
Life insurance in-force.............    $153,390     $119,281   $14,374     $48,483      29.6%
                                        ========     ========   =======     =======
Insurance premium
Life insurance......................    $    323     $     72   $    21     $   272       7.7%
Accident and health.................         276          240        --          36        --%
                                        --------     --------   -------     -------
  Total insurance premium...........    $    599     $    312   $    21     $   308       6.8%
                                        ========     ========   =======     =======



     For the year ended December 31, 2008, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $77,679 million and $8,800 million, respectively, and life insurance premiums of $125 million and $15 million, respectively. For the year ended December 31, 2007, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $48,852 million and $13,934 million, respectively, and life insurance premiums of $32 million and $17 million, respectively. For the year ended December 31, 2006, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $24,005 million and $14,374 million, respectively, and life insurance premiums $21 million and $21 million, respectively.

                           PORTFOLIO ARCHITECT ACCESS

                                 VINTAGE ACCESS

                            SCUDDER ADVOCATE ADVISOR

                          SCUDDER ADVOCATE ADVISOR-ST1


                       STATEMENT OF ADDITIONAL INFORMATION

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                                    ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                              1300 HALL BOULEVARD,
                       BLOOMFIELD, CONNECTICUT 06002-2910

MIC-Book-67-68-77-89                                          May 1, 2009

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


(a) The financial statements of the Registrant and the report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:



     (1)  Statement of Assets and Liabilities as of December 31, 2008



     (2)  Statement of Operations for the year ended December 31, 2008



     (3) Statement of Changes in Net Assets for the years ended December 31, 2008 and 2007


     (4)  Notes to Financial Statements


(b) The consolidated financial statements and schedules of MetLife Insurance Company of Connecticut and subsidiaries and the report of Independent Registered Public Accounting Firm, are contained in the Statement of Additional Information. The consolidated financial statements of MetLife Insurance Company of Connecticut and subsidiaries include:



     (1)  Consolidated Balance Sheets as of December 31, 2008 and 2007



     (2) Consolidated Statements of Income for the years ended December 31, 2008, 2007 and 2006



     (3) Consolidated Statements of Stockholder's Equity for the years ended December 31, 2008, 2007 and 2006



     (4) Consolidated Statements of Cash Flows for the year ended December 31, 2008, 2007 and 2006


     (5)  Notes to Consolidated Financial Statements

     (6)  Financial Statement Schedules

(b)  EXHIBITS


EXHIBIT
 NUMBER   DESCRIPTION
-------   -----------
1(a).     Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to
          Exhibit 1 to Travelers Fund ABD for Variable Annuities' Registration Statement
          on Form N-4, File No. 033-65343/811-07465, filed December 22, 1995.)

1(b).     Resolution of The MetLife Insurance Company of Connecticut Board of Directors,
          dated March 24, 2008, authorizing the combining of MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002 into MetLife of CT
          Separate Account Eleven for Variable Annuities. (Incorporated herein by reference to Exhibit 1(b). to Pre-Effective Amendment No. 1 to the
          Registration Statement on Form N-4, File 333-152264/811-21262 filed November
          20, 2008.)

2.        Not Applicable.

3(a).     Distribution and Principal Underwriting Agreement among the Registrant,
          MetLife Insurance Company of Connecticut and MetLife Investors Distribution
          Company. (Filed herewith.)

3(b).     Agreement and Plan of Merger (10-26-06) (MLIDLLC into MLIDC). (Incorporated herein by reference to Exhibit 3(c) to Post-Effective Amendment No. 16 to
          MetLife of CT Fund ABD for Variable Annuities to the Registration Statement on
          Form N-4, File No. 033-65343/811-07465 filed April 4, 2007.)

3(c)      Master Retail Sales Agreement (MLIDC). (Incorporated herein by reference to
          Exhibit 3(d) to Post-Effective Amendment No. 16 to MetLife of CT Fund ABD for
          Variable Annuities to the Registration Statement on Form N-4, File No. 033-
          65343/811-07465 filed April 4, 2007.)

3(d)      Services Agreement between MetLife Investors Distribution Company and MetLife
          Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit
          3(e) to Post-Effective Amendment No. 15 to MetLife of CT Fund BD for Variable
          Annuities' Registration Statement on Form N-4, File Nos. 033-73466/811-08242,
          filed April 7, 2008.)


EXHIBIT
 NUMBER   DESCRIPTION
-------   -----------
4(a).     Form of Variable Annuity Contract. (Incorporated here in by reference to
          Exhibit 4 to the Registration Statement on Form N-4, File No. 333-100435,
          filed October 9, 2002.)

4(b).     Form of Guaranteed Minimum Withdrawal Rider. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 4 to the Registration Statement
          on Form N-4, file No. 333-101778, filed November 19, 2004.)

4(c).     Company Name Change Endorsement The Travelers Insurance Company effective May
          1, 2006. (Incorporated herein by reference to Exhibit 4(c) to Post-Effective
          Amendment No. 14 to The Travelers Fund ABD for Variable Annuities to the
          Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)

4(d).     Roth 401 Endorsement. (Incorporated herein by reference to Exhibit 4(d) to
          Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable
          Annuities to the Registration Statement on Form N-4, File No. 033-65343 filed
          April 6, 2006.)

4(e).     Roth 403(b) Endorsement. (Incorporated herein by reference to Exhibit 4(e) to
          Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable
          Annuities to the Registration Statement on Form N-4, File No. 033-65343 filed
          April 6, 2006.)

5(a).     Application. (Incorporated herein by reference to Exhibit 9 to Post-Effective
          Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-
          100435, filed February 28, 2003.)

5(b).     Form of Variable Annuity Application. (Incorporated herein by reference to
          Exhibit 5 to Post-Effective Amendment No. 14 to The Travelers Fund ABD for
          Variable Annuities to the Registration Statement on Form N-4, File No. 033-
          65343 filed April 6, 2006.)

6(a).     Charter of The Travelers Insurance Company, as amended on October 19, 1994.
          (Incorporated herein by reference to Exhibit 6(a) to the Registration
          Statement on Form N-4, File No. 333-40193, filed November 13, 1998.)

6(b).     By-Laws of The Travelers Insurance Company, as amended on October 20, 1994.
          (Incorporated herein by reference to Exhibit 3(a)(ii) to Registration
          Statement on Form S-2, File No. 33-58677, filed via EDGAR on April 18, 1995.)

6(c).     Certificate of Amendment of the Charter as Amended and Restated of The
          Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 6(c) to Post-Effective Amendment No. 14 to The Travelers
          Fund ABD for Variable Annuities Registration Statement on Form N-4, File No.
          033-65343 filed April 6, 2006.)

6(d).     Certificate of Correction of MetLife Insurance Company of Connecticut.
          (Incorporated herein by reference to Exhibit 6(d) to Post-Effective No. 11 to
          MetLife of CT Separate Account Nine for Variable Annuities' Registration
          Statement on Form N-4, File Nos. 333-65926/811-09411, filed on October 31,
          2007.)

7.        Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4,
          File No. 333-65942, filed April 15, 2003.)

8(a).     Participation Agreement Among Metropolitan Series Fund, Inc., MetLife
          Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance
          Company of Connecticut (effective August 31, 2007). (Incorporated herein by reference to Exhibit 8(e) to Post-effective Amendment No. 11 to MetLife of CT
          Separate Account Nine for Variable Annuities' Registration Statement on Form
          N-4, File Nos. 333-65926/811-09411, filed October 31, 2007.)

8(b).     Participation Agreement Among Met Investors Series Trust, Met Investors
          Advisory, LLC, MetLife Investors Distribution Company, The Travelers Insurance
          Company and The Travelers Life and Annuity Company effective November 1, 2005.
          (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment
          No. 14 to The Travelers Fund ABD for Variable Annuities Registration Statement
          on Form N-4, File No. 033-65343 filed April 6, 2006.)

8(c).     Participation Agreement Among AIM Variable Insurance Funds, AIM Distributors,
          Inc., The Travelers Insurance Company, The Travelers Life and Annuity Company
          and Travelers Distribution LLC effective October 1, 2000 and Amendments to the
          Participation Agreement (respectively effective May 1, 2003, March 31, 2005 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(c) to
          Post-Effective Amendment No. 19 to the Registration Statement on Form N-4,
          File No. 333-101778, filed April 7, 2009.)


EXHIBIT
 NUMBER   DESCRIPTION
-------   -----------
8(d).     Participation Agreement Among The Alger American Fund, The Travelers Insurance
          Company and Fred Alger & Company, Inc. effective April 23, 2003. (Incorporated herein by reference to Exhibit 8(d) to Post-Effective Amendment No. 19 to the
          Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)

8(e).     Participation Agreement Among The Travelers Insurance Company, The Travelers
          Life and Annuity Company, American Funds Insurance Series, American Funds
          Distributors, Inc. and Capital Research and Management Company effective
          October 1, 1999 and Amendments to the Participation Agreement (respectively effective May 1, 2001, December 31, 2002, April 14, 2003, October 20, 2005 and
          April 28, 2008.) (Incorporated herein by reference to Exhibit 8(e) to Post-
          Effective Amendment No. 19 to the Registration Statement on Form N-4, File No.
          333-101778, filed April 7, 2009.)

8(f).     Participation Agreement Among The Travelers Insurance Company, Credit Suisse
          Trust, Credit Suisse Asset Management, LLC and Credit Suisse Asset Management
          Securities effective June 8, 2003 and an Amendment to the Participation
          Agreement (effective December 10, 2004.) (Incorporated herein by reference to
          Exhibit 8(f) to Post-Effective Amendment No. 19 to the Registration Statement
          on Form N-4, File No. 333-101778, filed April 7, 2009.)

8(g).     Amended and Restated Participation Agreement Among The Travelers Insurance
          Company, The Travelers Life and Annuity Company, Dreyfus Variable Investment
          Fund, Dreyfus Socially Growth Fund and Dreyfus Life/Annuity Fund effective
          March 1, 1998 and Amendments to the Amended and Restated Participation
          Agreement (respectively effective May 17, 2001, April 3, 2003, October 22,
          2004 and September 1, 2005.) (Incorporated herein by reference to Exhibit 8(p)
          to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4,
          File No. 333-101778, filed April 7, 2009.)

8(h).     Participation Agreement Among The Travelers Insurance Company, The Travelers
          Life and Annuity Company, Travelers Distribution LLC, Scudder Variable Series
          I, Scudder Distributors, Inc. and Deutsche Asset Management effective June 5,
          2003 and Amendments to the Participation Agreement (respectively effective
          August 1, 2003, December 12, 2003, May 3, 2004 and April 15, 2005.)
          (Incorporated herein by reference to Exhibit 8(g) to Post-Effective Amendment
          No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed
          April 7, 2009.)

8(i).     Participation Agreement Among The Travelers Insurance Company, The Travelers
          Life and Annuity Company, Travelers Distribution LLC, Scudder Variable Series
          II, Scudder Distributors, Inc. and Deutsche Asset Management effective June 5,
          2003 and Amendments to the Participation Agreement (respectively effective
          August 1, 2003, December 12, 2003, May 3, 2004, November 1, 2004 and December
          28, 2004.) (Incorporated herein by reference to Exhibit 8(h) to Post-Effective
          Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-
          101778, filed April 7, 2009.)

8(j).     Amended and Restated Participation Agreement Among The Travelers Insurance
          Company, The Travelers Life and Annuity Company, Travelers Distribution LLC,
          Franklin Templeton Variable Insurance Products Trust and Franklin Templeton
          Distributors, Inc. effective May 1, 2004 and an Amendment to the Amended and
          Restated Participation Agreement (effective May 1, 2005.) (Incorporated herein by reference to Exhibit 8(i) to Post-Effective Amendment No. 19 to the
          Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)

8(k).     Participation Agreement Among The Travelers Insurance Company, The Travelers
          Life and Annuity Company and Janus Aspen Series effective May 1, 2000 and
          Amendments to the Participation Agreement (respectively effective July 1,
          2000, October 15, 2000, May 1, 2001, May 24, 2001, January 31, 2002, May 1,
          2003, August 1, 2004 and April 28, 2008.) (Incorporated herein by reference to
          Exhibit 8(j) to Post-Effective Amendment No. 19 to the Registration Statement
          on Form N-4, File No. 333-101778, filed April 7, 2009.)

8(l).     Participation Agreement Among MetLife Insurance Company of Connecticut, Legg
          Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income
          Trust, Legg Mason Investor Services, LLC and Legg Mason Partners Fund Advisor,
          LLC effective January 1, 2009. (Incorporated herein by reference to Exhibit
          8(k) to Post-Effective Amendment No. 19 to the Registration Statement on Form
          N-4, File No. 333-101778, filed April 7, 2009.)

8(m).     Participation Agreement Among The Travelers Insurance Company, The Travelers
          Life and Annuity Company, PIMCO Variable Insurance Trust and PIMCO Advisors
          Distribution LLC effective May 1, 2001 and Amendments to the Participation
          Agreement (respectively effective January 31, 2002, April 23, 2003 and
          February 17, 2004.) (Incorporated herein by reference to Exhibit 8(l) to Post-
          Effective Amendment No. 19 to the Registration Statement on Form N-4, File No.
          333-101778, filed April 7, 2009.)


EXHIBIT
 NUMBER   DESCRIPTION
-------   -----------
8(n).     Participation Agreement Among The Travelers Insurance Company, The Travelers
          Life and Annuity Company, Van Kampen Life Investment Trust, Van Kampen Funds
          Inc. and Van Kampen Asset Management effective May 1, 2005 and an Amendment to the Participation Agreement (effective April 28, 2008.) (Incorporated herein by reference to Exhibit 8(n) to Post-Effective Amendment No. 19 to the
          Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)

8(o).     Amended and Restated Participation Agreement Among The Travelers Insurance
          Company, Fidelity Distributors Corporation, VIP Fund, VIP Fund II and VIP Fund
          III effective May 1, 2001 and Amendments to the Amended and Restated
          Participation Agreement (respectively effective May 1, 2003, December 8, 2004,
          October 1, 2005, June 18, 2007 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(o) to Post-Effective Amendment No. 19 to the
          Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)

9.        Opinion of Counsel as to the legality of securities being registered.
          (Incorporated herein by reference to Exhibit 9. to Pre-Effective Amendment No.
          1 to the Registration Statement on Form N-4, File 333-152264/811-21262 filed
          November 20, 2008.)

10.       Consent of Deloitte & Touche LLP, Independent Registered Public Accounting
          Firm. (Filed herewith.)

11.       Not applicable.

12.       Not applicable.

13.       Power of Attorney authorizing Michele H. Abate, John E. Connolly, Jr., James
          L. Lipscomb, Gina C. Sandonato, Myra L. Saul, Paul G. Cellupica and Marie C.
          Swift to act as signatory for Michael K. Farrell, William J. Mullaney, Lisa M.
          Weber, Stanley J. Talbi, and Joseph J. Prochaska, Jr. (Filed herewith.)



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Principal Business Address:

    MetLife Insurance Company of Connecticut
    1300 Hall Boulevard
    Bloomfield, CT 06002-2910


NAME AND PRINCIPAL            POSITIONS AND OFFICES
BUSINESS ADDRESS              WITH INSURANCE COMPANY
---------------------------   ---------------------------------------------------------------
Michael K. Farrell            Director and President
10 Park Avenue
Morristown, NJ 07962

William J. Mullaney           Director
1 Metlife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Lisa M. Weber                 Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Steven A. Kandarian           Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962

James L. Lipscomb             Executive Vice President and General Counsel
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Joseph J. Prochaska, Jr.      Executive Vice President and Chief Accounting Officer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101


NAME AND PRINCIPAL            POSITIONS AND OFFICES
BUSINESS ADDRESS              WITH INSURANCE COMPANY
---------------------------   ---------------------------------------------------------------
Stanley J. Talbi              Executive Vice President and Chief Financial Officer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Gwenn L. Carr                 Senior Vice President and Secretary
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Eric T. Steigerwalt           Senior Vice President and Treasurer
1095 Avenue of the Americas
New York, NY 10036

William D. Cammarata          Senior Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Elizabeth M. Forget           Senior Vice President
260 Madison Ave
New York, NY 10016

Gene L. Lunman                Senior Vice President
1300 Hall Boulevard
Bloomfield, CT 06002-2910

Roberto Baron                 Vice President and Senior Actuary
1095 Avenue of the Americas
New York, NY 10036

S. Peter Headley              Vice President and Assistant Secretary
8717 W. 100(th) Street
Suite 700
Overland Park, KS 62210

Daniel D. Jordan              Vice President and Assistant Secretary
501 Boylston Street
Boston, MA 02116

Bennett D. Kleinberg          Vice President and Actuary
1300 Hall Boulevard
Bloomfield, CT 06002-2910

Christopher A. Kremer         Vice President and Actuary
501 Boylston Street
Boston, MA 02116

Paul L. LeClair               Vice President and Actuary
501 Boylston Street
Boston, MA 02116

Jonathan L. Rosenthal         Vice President and Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

Patrick D. Studley            Vice President and Actuary
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Jeffrey N. Altman             Vice President
1095 Avenue of the Americas
New York, NY 10036


NAME AND PRINCIPAL            POSITIONS AND OFFICES
BUSINESS ADDRESS              WITH INSURANCE COMPANY
---------------------------   ---------------------------------------------------------------
Steven J. Brash               Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Herbert B. Brown              Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Vincent Cirulli               Vice President
10 Park Avenue
Morristown, NJ 07962

Deirdre E. Curran             Vice President
300 Davidson Ave.
Somerset, NJ 08873

James R. Dingler              Vice President
10 Park Avenue
Morristown, NJ 07962

Judith A. Gulotta             Vice President
10 Park Avenue
Morristown, NJ 07962

C. Scott Inglis               Vice President
10 Park Avenue
Morristown, NJ 07962

James W. Koeger               Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

Daniel A. O'Neill             Vice President
8717 W. 110(th) Street
Suite 700
Overland Park, KS 62210

Mark S. Reilly                Vice President and Illustration Actuary
1300 Hall Boulevard
Bloomfield, CT 06002-2910

Mark J. Remington             Vice President
1300 Hall Boulevard
Bloomfield, CT 06002-2910

Ragai A. Roushdy              Vice President
10 Park Avenue
Morristown, NJ 07962

Kevin M. Thorwarth            Vice President
10 Park Avenue
Morristown, NJ 07962

Mark. H. Wilsmann             Vice President
10 Park Avenue
Morristown, NJ 07962



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of MetLife Insurance Company of Connecticut under Connecticut insurance law. The Depositor is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

             ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                                AS OF DECEMBER 31, 2008

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2008. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Reinsurance Company of Vermont (VT)

      5.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     6.     Plaza Drive Properties, LLC (DE)

     7.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

F. MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by MetLife, Inc. and 2.5262% is owned by MetLife International Holdings, Inc.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by MetLife, Inc., 1.29459% is owned by MetLife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.


            c) MetA SIEFORE Adicional, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            d) Met3 SIEFORE Basica, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            e) Met4 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            f) Met5 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

      2. ML Capacitacion Comercial S.A. de C.V. (Mexico) - 99% is owned by MetLife Mexico S.A. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

O.    MetLife Investors Insurance Company (MO)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    Met Investors Advisory, LLC (DE)

      3.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99924% is owned by MetLife International Holdings, Inc. and 0.00076% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros de Vida S.A. (Argentina)- 95.2499% is owned by MetLife International Holdings, Inc. and 4.7473% is owned by Natiloportem Holdings, Inc.


      6. MetLife Insurance Company of Korea Limited (South Korea)- 14.64% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 85.36% is owned by Metlife International Holdings, Inc.


      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc.
            and 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      8.    MetLife Global, Inc. (DE)

      9. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

      10.   MetLife Insurance Limited (United Kingdom)

      11.   MetLife General Insurance Limited (Australia)

      12.   MetLife Limited (United Kingdom)

      13.   MetLife Insurance S.A./NV (Belgium)

      14.   MetLife Services Limited (United Kingdom)

      15.   MetLife Insurance Limited (Australia)

            a)    MetLife Investments Pty Limited (Australia)

                  i) MetLife Insurance and Investment Trust (Australia) - MetLife Insurance and Investment Trust is a trust vehicle, the trustee of which is MetLife Investment Pty Limited. MetLife Investments Pty Limited is a wholly owned subsidiary of MetLife Insurance Limited.

            b)    MetLife Services (Singapore) PTE Limited (Australia)

      16. MetLife Seguros de Retiro S.A. (Argentina) - 96.8819% is owned by MetLife International Holdings, Inc. and 3.1180% is owned by Natiloportem Holdings, Inc.

      17. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 94.9999% is owned by MetLife International Holdings Inc.

      18. Compania Previsional MetLife S.A. (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.


           (a) Met AFJP S.A. (Argentina) - 75.4088% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife SA, 19.5912% is owned by MetLife Seguros de Vida SA, 3.9689% is held by Natiloportem Holdings, Inc. and 1.0310% is held by MetLife Seguros de Retiro SA.


      19.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Direct Co., Ltd. (Japan)


            c)    MetLife Limited (Hong Kong)


U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 1% voting control of Park Twenty Three Investments Company is held by St. James Fleet Investments Two Limited. 1% of the shares of Park Twenty Three Investments Company is held by Metropolitan Life Insurance Company. 99% is owned by 334 Madison Euro Investment, Inc.

                  i) Convent Station Euro Investments Four Company (United Kingdom)- 1% voting control of Convent Station Euro Investments Four Company is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company. 99% is owned by Park Twenty Three Investments Company.

      2. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      3. One Madison Investments (Cayco) Limited (Cayman Islands)- 10.1% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company. 89.9% of the shares of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company.

      4. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      5.    GA Holding Corp. (MA)

      6.    Thorngate, LLC (DE)

      7.    Alternative Fuel I, LLC (DE)

      8.    Transmountain Land & Livestock Company (MT)

      9.    MetPark Funding, Inc. (DE)

      10.   HPZ Assets LLC (DE)

      11.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      12.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      13.   MetLife Real Estate Cayman Company (Cayman Islands)

      14.   Metropolitan Marine Way Investments Limited (Canada)

      15.   MetLife Private Equity Holdings, LLC (DE)

      16.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            b) Mezzanine Investment Limited Partnership-LG (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            c) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            d) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

      17.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      18.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      19.   Bond Trust Account A (MA)

      20.   MetLife Investments Asia Limited (Hong Kong).

      21. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      22. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      23.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

      24.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  i)   GenAmerica Management Corporation (MO)

      25.   Corporate Real Estate Holdings, LLC (DE)

      26. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      27.   MetLife Tower Resources Group, Inc. (DE)

      28.   Headland - Pacific Palisades, LLC (CA)

      29. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      30.   Krisman, Inc. (MO)

      31.   Special Multi-Asset Receivables Trust (DE)

      32.   White Oak Royalty Company (OK)

      33.   500 Grant Street GP LLC (DE)

      34. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      35.   MetLife Canada/MetVie Canada (Canada)

      36.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 (i)   MetLife Investment Funds Management LLC (NJ)

                (ii)   MetLife Associates LLC (DE)

      37.   Euro CL Investments LLC (DE)

      38.   MEX DF Properties, LLC (DE)

      39. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      40.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (UK)

      41.   Housing Fund Manager, LLC (DE)


            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      42.   MLIC Asset Holdings, LLC (DE)

      43.   85 Brood Street LLC (CT)

      44.   The Building at 575 LLC (DE)


V.    MetLife Capital Trust III (DE)

W.    MetLife Capital Trust IV (DE)


X.    MetLife Insurance Company of Connecticut (CT)

      1.    MetLife Property Ventures Canada ULC (Canada)


      2. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      3.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      4.    Pilgrim Investments Highland Park, LLC (DE)

      5.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      6.    MetLife Canadian Property Ventures LLC (NY)

      7.    Euro TI Investments LLC (DE)

      8.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      9. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      10.   Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

      11.   TIC European Real Estate LP, LLC (DE)

      12.   MetLife European Holdings, Inc. (UK)

            a) MetLife Europe Limited (IRELAND)

               i) MetLife Pensions Trustees Limited (UK)

            b) MetLife Assurance Limited (UK)

      13.   Travelers International Investments Ltd. (Cayman Islands)

      14.   Euro TL Investments LLC (DE)

      15.   Corrigan TLP LLC (DE)

      16.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  i)    Panther Valley, Inc. (NJ)

      17. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      18.   Tribeca Distressed Securities, L.L.C. (DE)

      19.   MetLife Investors USA Insurance Comapny (DE)


Y.    MetLife Reinsurance Company of South Carolina (SC)

Z.    MetLife Investment Advisors Company, LLC (DE)

AA.   MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

BB.   MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           i)    MetLife Services East Private Limited (India)


           ii) MetLife Global Operations Support Center Private Limited - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.


CC.   SafeGuard Health Enterprises, Inc. (DE)

      1.   SafeGuard Dental Services, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

DD.   MetLife Capital Trust X (DE)

EE.   Cova Life Management Company (DE)

FF.   MetLife Reinsurance Company of Charleston (SC)

GG.   Federal Flood Certification Corp (TX)

HH.   MetLife Planos Odontologicos Ltda. (Brazil)

II.   Metropolitan Realty Management, Inc. (DE)


The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

3) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT
----
VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

                                        6


TEM 27. NUMBER OF CONTRACT OWNERS



As of January 31, 2009, there were 45 qualified contracts and 143 non-qualified contracts of Vintage Access; there were 128 qualified contracts and 188 non-qualified contracts of Portfolio Architect Access; there were 14 qualified contracts and 33 non-qualified contracts of Scudder Advocate Advisor; and there was 1 qualified and 1 non-qualified contracts of Scudder Advocate Advisor-ST1 offered by the Registrant.


ITEM 28. INDEMNIFICATION

The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a)  MetLife Investors Distribution Company
     5 Park Plaza, Suite 1900
     Irvine, CA 92614

MetLife Investors Distribution Company also serves as principal underwriter and distributor for the following investment companies (other than the Registrant):

MetLife of CT Separate Account QPN for Variable Annuities
MetLife of CT Fund UL for Variable Life Insurance,
MetLife of CT Fund UL III for Variable Life Insurance
Metropolitan Life Variable Annuity Separate Account I
Metropolitan Life Variable Annuity Separate Account II
Met Investors Series Trust
MetLife Investors Variable Annuity Account One
MetLife Investors Variable Annuity Account Five
MetLife Investors Variable Life Account One
MetLife Investors Variable Life Account Five
MetLife Investors USA Separate Account A
MetLife Investors USA Variable Life Account A
First MetLife Investors Variable Annuity Account One
General American Separate Account Eleven
General American Separate Account Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two
Security Equity Separate Account Twenty-Six
Security Equity Separate Account Twenty-Seven
Metropolitan Life Separate Account E
Metropolitan Life Separate Account UL
Metropolitan Tower Life Separate Account One
Metropolitan Tower Life Separate Account Two
Paragon Separate Account A
Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D
Metropolitan Series Fund, Inc.

(b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are officers and managers of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.


NAME AND PRINCIPAL            POSITIONS AND OFFICES
BUSINESS ADDRESS              WITH UNDERWRITER
---------------------------   ---------------------------------------------------------------
Michael K. Farrell            Director
10 Park Avenue
Morristown, NJ 07962

Craig W. Markham              Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta            Director
1095 Avenue of the Americas
New York, NY 10036

Paul A. Sylvester             President, National Sales Manager- Annuities & LTC
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget           Executive Vice President, Investment Fund Management &
260 Madison Avenue            Marketing
New York, NY 10016


NAME AND PRINCIPAL            POSITIONS AND OFFICES
BUSINESS ADDRESS              WITH UNDERWRITER
---------------------------   ---------------------------------------------------------------
Paul A. LaPiana               Executive Vice President, National Sales Manager-Life
5 Park Plaza
Suite 1900
Irvine, CA 92614

Richard C. Pearson            Executive Vice President, General Counsel and Secretary
5 Park Plaza
Suite 1900
Irvine, CA 92614

Andrew Aiello                 Senior Vice President, Channel Head-National Accounts
5 Park Plaza
Suite 1900
Irvine, CA 92614

Jeffrey A. Barker             Senior Vice President, Channel Head-Independent Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Douglas P. Rodgers            Senior Vice President, Channel Head-LTC
10 Park Avenue
Morristown, NJ 07962

John C. Kennedy               Senior Vice President, National Sales Manager, Bank and
1 MetLife Plaza               Broker/Dealer
27-01 Queens Plaza North
Long Island City, NY 11101

Curtis Wohlers                Senior Vice President, National Sales Manager, Independent
1 MetLife Plaza               Planners and Insurance Advisors
27-01 Queens Plaza North
Long Island City, NY 11101

Jay S. Kaduson                Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Eric T. Steigerwalt           Treasurer
1095 Avenue of the Americas
New York, NY 10036

Peter Gruppuso                Vice President, Chief Financial Officer
485-E US Highway 1 South
Iselin, NJ 08830

Debora L. Buffington          Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614

David DeCarlo                 Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paul M. Kos                   Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Deron J. Richens              Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614


NAME AND PRINCIPAL            POSITIONS AND OFFICES
BUSINESS ADDRESS              WITH UNDERWRITER
---------------------------   ---------------------------------------------------------------
Cathy Sturdivant              Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paulina Vakouros              Vice President
260 Madison Avenue
New York, NY 10016


(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


                                                  (2)
                  (1)                      NET UNDERWRITING          (3)              (4)
           NAME OF PRINCIPAL                 DISCOUNTS AND     COMPENSATION ON     BROKERAGE             (5)
              UNDERWRITER                     COMMISSIONS         REDEMPTION      COMMISSIONS    OTHER COMPENSATION
           -----------------               ----------------    ---------------    -----------    ------------------
MetLife Investors Distribution
  Company..............................      $134,250,501             $0               $0                $0



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

MetLife Insurance Company of Connecticut

1300 Hall Boulevard


Bloomfield, CT 06002-2910


ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.


(d) To comply with and rely upon the Securities and exchange Commission No-Action Letter to the American Council of Life Insurance, dated November 28, 1988, regarding Sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940.


The MetLife Insurance Company of Connecticut hereby represents:

(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MetLife Insurance Company of Connecticut.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 (b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Morristown, and State of New Jersey, on this 7th day of April 2009.


          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                                  (Registrant)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                                   (Depositor)


                                        By:      /s/ MICHAEL K. FARRELL

                                            ------------------------------------
                                                Michael K. Farrell, President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on this 7th day of April 2009.




         /s/ *MICHAEL K. FARRELL                  President and Director
---------------------------------------------
             (Michael K. Farrell)

          /s/ *STANLEY J. TALBI                   Executive Vice President and Chief
---------------------------------------------        Financial Officer
              (Stanley J. Talbi)

      /s/ *JOSEPH J. PROCHASKA, JR.               Executive Vice President and Chief
---------------------------------------------        Accounting Officer
          (Joseph J. Prochaska, Jr.)

        /s/ *WILLIAM J. MULLANEY                  Director
---------------------------------------------
            (William J. Mullaney)

           /s/ *LISA M. WEBER                     Director
---------------------------------------------
               (Lisa M. Weber)




                                        By:       /s/ MICHELE H. ABATE
                                            ------------------------------------
                                             Michele H. Abate, Attorney-in-Fact

* MetLife Insurance Company of Connecticut. Executed by Michele H. Abate. on behalf of those indicated pursuant to powers of attorney filed herewith.

                                  EXHIBIT INDEX


3(a)   Distribution and Principal Underwriting Agreement

10     Consent of Deloitte & Touche LLP

13     Powers of Attorney